UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
March 31, 2024
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen All-American Municipal Bond Fund FLAAX FACCX FAAWX FAARX
Nuveen Intermediate Duration Municipal Bond Fund NMBAX NNCCX — NUVBX
Nuveen Limited Term Municipal Bond Fund FLTDX FAFJX — FLTRX
Nuveen Short Term Municipal Bond Fund FSHAX NAAEX — FSHYX

Table
of Contents
Important Notices 3
Portfolio Managers’ Comments 4
Risk Considerations and Dividend Information 8
About the Funds’ Benchmarks 9
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries 10
Yields 20
Expense Examples 21
Report of Independent Registered Public Accounting Firm 23
Portfolios of Investments 24
Statement of Assets and Liabilities 189
Statement of Operations 191
Statement of Changes in Net Assets 192
Financial Highlights 194
Notes to Financial Statements 202
Important Tax Information 216
Shareholder Meeting Report 217
Additional Fund Information 218
Glossary of Terms Used in this Report 219
Liquidity Risk Management Program 220
Annual Investment Management Agreement Approval Process 221
Trustees and Officers 228

Important Notices

Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended September 30, 2024.
Nuveen All-American Municipal Bond Fund – Portfolio Manager Update
Effective April 10, 2023, Paul Brennan was added as a portfolio manager to the Fund. Effective May 31, 2023, John Miller no longer serves as a portfolio manager of the Fund. There were no other changes to the portfolio management of the Fund during the period.
Nuveen Limited Term Municipal Bond Fund and Nuveen Short Term Municipal Bond Fund – Portfolio Manager
Update
Effective October 13, 2023, Steven Hlavin was added as a portfolio manager of the Funds. There were no other changes to the portfolio management of the Funds during the period.
Events that Occurred Subsequent to the Reporting Period
Nuveen Limited Term Municipal Bond Fund and Nuveen Short Term Municipal Bond Fund – Portfolio Manager
Update
Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LL and no longer serves as a portfolio manager of the Funds.
Management Fees
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee listed within this report plus 0.1600%.
Refer to the Notes to Financial Statements within this report for further details on the Funds’ management fees.

Portfolio Managers’
Comments
Nuveen All-American Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
Nuveen Short Term Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. The portfolio managers for the Nuveen All-American Municipal Bond Fund are Timothy Ryan, CFA,
and Paul Brennan, CFA. The portfolio managers for the Nuveen Intermediate Duration Municipal Bond Fund are Paul Brennan,
CFA, and Stephen Candido, CFA. The portfolio managers for the Nuveen Limited Term Municipal Bond Fund are Paul Brennan,
CFA, Christopher Drahn, CFA, and Steve Hlavin. The portfolio managers for the Nuveen Short Term Municipal Bond Fund are Paul
Brennan, CFA, Christopher Drahn, CFA, and Steve Hlavin.
Portfolio Manager Updates
Effective April 1, 2024 (subsequent to the close of this reporting period), Christopher Drahn retired as portfolio manager of the
Nuveen Limited Term Municipal Bond Fund and the Nuveen Short Term Municipal Bond Fund. Effective October 13, 2023, Steve
Hlavin was added as a portfolio manager of the Nuveen Limited Term Municipal Bond Fund and the Nuveen Short Term Municipal
Bond Fund.
Effective April 10, 2023, Paul Brennan was added as a portfolio manager of the Nuveen All-American Municipal Bond Fund.
Effective May 31, 2023, John Miller no longer serves as a portfolio manager of the All-American Municipal Bond Fund.
Here, the Funds’ portfolio managers review U.S. and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended March 31, 2024. For more information on the Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and market conditions during the twelve-month reporting period ended March 31,
2024?
The U.S. economy was relatively resilient amid persistent inflationary pressure and elevated interest rates during the twelve-month period ended March 31, 2024. Gross domestic product rose at an annualized rate of 1.6% in the first quarter of 2024, slowing from
3.4% in the fourth quarter of 2023 and 2.5% in 2023 as a whole (from the 2022 annual level to the 2023 annual level), according to the U.S. Bureau of Economic Analysis advance estimate.
Inflation and central banks’ responses to it impacted investor sentiment during the reporting period. The Federal Reserve (Fed)
raised the fed funds target rate to 5.25% to 5.50% in July 2023 and has maintained that level at subsequent meetings. During the reporting period, inflation rates continued to run hotter than the target levels set by the Fed and other major central banks, although price pressures moderated significantly from the post-pandemic highs in 2022. While the Fed’s rate hiking cycle (which began in March 2022) caused uncertainty, the Fed’s pause after July 2023 led to expectations that it would begin decreasing rates some time in 2024.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of March 2024, the unemployment rate was 3.8%, near its pre-
pandemic low, with monthly job growth continuing to moderate from the faster pace earlier in the post-pandemic recovery. The strong labor market and wage gains helped the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
Investors also continued to monitor government funding and deficits during the reporting period. The U.S. government avoided a default scenario after approving an increase to the debt ceiling limit in June 2023. At the same time, the potential for a government shutdown loomed but was ultimately avoided with funding resolutions passed in September and November 2023 and February
2024. Notably, in August 2023, ratings agency Fitch downgraded U.S. debt from AAA to AA+ based on concerns about the U.S.’s growing fiscal debt and reduced confidence in fiscal management.
The broad municipal bond market was impacted by interest rate volatility, economic uncertainty and shifting expectations about the
Fed’s monetary policy during the reporting period. Municipal yields rose across the maturity spectrum, despite a steep decline in
November-December 2023, when Treasury markets moved sharply to reassess the timing of potential Fed rate cuts and municipal yields followed in kind. The fourth quarter of 2023 saw one of the municipal bonds’ best rallies in several decades, which more than offset negative performance in much of the rest of the reporting period. Municipal credit fundamentals remained strong in the reporting period, and reduced supply issuance continued to be met with healthy demand, which helped municipal credit spreads narrow. This drove stronger performance in bonds lower down the credit ratings spectrum relative to the highest rated paper.
Nuveen All-American Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2024?
The Fund focuses primarily on investment grade long-term municipal bonds with a weighted average maturity of more than 10 years. A large team of credit analysts seeks value, targeting municipal bond market inefficiencies in pursuit of the Fund's goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital. Some income may be subject to state and local taxes and to the federal alternative minimum tax. The Fund may opportunistically employ leverage through the use of inverse floating rate securities. Inverse floating rate securities, sometimes referred to as “inverse floaters,” are the residual interest in a tender option bond (TOB) trust. These securities can be used for a variety of reasons, including duration management, income and total return enhancement.
The higher yield environment for much of the reporting period was favorable for the Fund to reset embedded yields higher in its portfolio, primarily by executing on tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Funds’ income earnings and capture tax efficiencies. Later in the reporting period, the portfolio management team’s focus involved engaging in relative value trades to take advantage of attractive yield curve opportunities.
How did the Fund perform during the twelve-month reporting period ended March 31, 2024?
The Class A Shares of the Nuveen All-American Municipal Bond Fund outperformed the S&P Municipal Bond Index for the twelve-month reporting period ended March 31, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Index.
The primary contributor to the Fund’s relative performance was its credit quality positioning, particularly overweights to below investment grade and lower investment grade rating categories. Individual security selection also contributed to relative performance, particularly positions in Brightline Passenger Rail, PureCycle Technologies and an equity holding in Vistra Vision and its predecessor Energy Harbor. The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of
FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE:
VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy
Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra named Vistra Vision. In connection with the transaction,
Nuveen Funds and accounts received a combination of cash and shares in Vistra Vision. As Nuveen anticipated, these shares were issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
Partially offsetting the Fund’s outperformance was an underweight to lower-coupon bonds, which performed well during the reporting period. Certain individual lower investment grade securities also detracted from the Fund’s relative performance.
Nuveen Intermediate Duration Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2024?
The Fund invests primarily in investment grade intermediate-term municipal bonds with a targeted weighted average effective duration between 4.5 and seven years. A large team of credit analysts seek value, targeting municipal bond market inefficiencies in pursuit of the Fund's goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital.
During the reporting period, the higher yield environment was favorable for the Fund to reset embedded yields in its portfolio. The portfolio management team sold bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds.

Portfolio Managers’ Comments
(continued)

How did the Fund perform during the twelve-month reporting period ended March 31, 2024?
The Class A Shares of the Nuveen Intermediate Duration Municipal Bond Fund outperformed the S&P Municipal Bond Intermediate
Index for the twelve-month reporting period ended March 31, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Intermediate Index.
The primary contributor to the Fund’s relative performance was its credit quality positioning, particularly overweights to the A, BBB and non-rated credit categories and corresponding underweights to the AAA and AA credit rating categories, which benefited relative performance as credit spreads narrowed. Favorable yield curve positioning also contributed to relative performance. Sector positioning, particularly the Fund’s overweight to the revenue sector, also added value.
Partially offsetting the Fund’s outperformance was the portfolio’s slightly longer-duration positioning, which detracted amid higher overall interest rates. An allocation to underperforming higher quality, tax-supported sectors also detracted from relative performance.
Nuveen Limited Term Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2024?
The Fund invests primarily in investment grade short- to intermediate-term municipal bonds with a targeted average weighted maturity between three to seven years. A large team of credit analysts seeks value, targeting municipal bond market inefficiencies in pursuit of the Fund’s goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital.
During the reporting period, the higher yield environment was favorable for the Fund to reset embedded yields in its portfolio. The portfolio management team sold bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds.
How did the Fund perform during the twelve-month reporting period ended March 31, 2024?
The Class A Shares of the Nuveen Limited Term Municipal Bond Fund outperformed the S&P Municipal Bond Short Intermediate
Index for the twelve-month reporting period ended March 31, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Short Intermediate Index.
The primary contributor to the Fund’s relative performance was its credit quality positioning, particularly overweights to the A, BBB and non-rated credit categories and corresponding underweights to the AAA and AA rating credit categories, which benefited relative performance as credit spreads narrowed. Favorable yield curve positioning also contributed to relative performance. Sector positioning, particularly the Fund’s overweight allocation to the revenue sector, also added value.
Partially offsetting the Fund’s outperformance was the portfolio’s allocation to higher quality, tax-supported sectors, which underperformed.
Nuveen Short Term Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2024?
The Fund maintains a portfolio of primarily investment grade, short-term municipal bonds with a targeted average weighted maturity of three years or less. The Fund seeks to provide current income exempt from regular federal income taxes to the extent consistent with preservation of capital.
During the reporting period, the higher yield environment was favorable for the Fund to reset embedded yields in its portfolio. The portfolio management team sold bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds.

How did the Fund perform during the twelve-month reporting period ended March 31, 2024?
The Class A Shares of the Nuveen Short Term Municipal Bond Fund performed in line with the S&P Municipal Bond Short Index for the twelve-month reporting period ended March 31, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Short Index.
The primary contributor to the Fund’s relative performance was its credit quality positioning, particularly overweights to the A, BBB and non-rated credit categories and corresponding underweights to the AAA and AA rating credit categories, which benefited relative performance as credit spreads narrowed. Sector positioning, particularly the Fund’s overweight allocation to the revenue sector, also added value.
Partially offsetting the Fund’s outperformance was the portfolio’s allocation to higher quality, tax-supported sectors, which underperformed.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information
Risk Considerations
Nuveen All American Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. In addition, the Fund periodically engages in a moderate amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen Intermediate Duration Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Limited Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Short Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented within the Notes to Financial Statements of this report.

About the Funds’ Benchmarks

Lipper General & Insured Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short-Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper Short-Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short Municipal Debt Funds Classification Average
: Represents the average annualized total return for
all reporting funds in the Lipper Short Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short Index:
An index containing bonds in the S&P Municipal Bond Index with maturities between 6 months and 4 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short-Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 1 and 8 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holding Summaries
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen All-American Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2024
11
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class
C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class
C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2024
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 10/03/88 4.47% 0.67% 2.69% 0.82%
Class A at maximum Offering Price 10/03/88 0.12% (0.19)% 2.24% —
S&P Municipal Bond Index — 3.34% 1.66% 2.69% —
Lipper General & Insured Municipal Debt Funds Classification
Average — 3.96% 1.29% 2.46% —
Class C at NAV 2/10/14 3.68% (0.13)% 2.03% 1.62%
Class C at maximum Offering Price 2/10/14 3.68% (0.13)% 2.03% —
Class I 2/06/97 4.60% 0.87% 2.89% 0.62%
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class R6 6/30/16 4.71% 0.90% 1.48% 0.58%
Effective Leverage Ratio 2.77%

Fund Performance, Expense Ratios, Effective Leverage and Holding
Summaries March 31, 2024
(continued)
Growth of an Assumed $10,000 Investment as of March 31, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of March 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 97.9%
U.S. Government and Agency
Obligations 2.0%
Common Stocks 1.1%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Variable Rate Senior Loan
Interests 0.0%
Short-Term Municipal Bonds 2.3%
Other Assets & Liabilities, Net 1.4%
Borrowings (1.9)%
Floating Rate Obligations (2.9)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 5.6%
AA 35.6%
A 24.7%
BBB 14.0%
BB or Lower 5.6%
N/R (not rated) 14.5%
Total 100%
Portfolio Composition
(% of total investments)
Transportation 23.6%
Tax Obligation/Limited 18.8%
Health Care 13.5%
Tax Obligation/General 11.5%
Utilities 9.7%
Education and Civic
Organizations 6.2%
Housing/Multifamily 2.1%
Other 11.5%
U.S. Government and Agency
Obligations 2.0%
Common Stocks 1.0%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 14.6%
Illinois 10.4%
California 9.8%
Florida 9.0%
Texas 6.9%
Pennsylvania 4.4%
Colorado 4.0%
Wisconsin 3.1%
Arizona 2.6%
Massachusetts 2.5%
Tennessee 2.4%
Washington 2.1%
Alabama 2.1%
Indiana 2.0%
Missouri 1.9%
New Jersey 1.7%
Puerto Rico 1.7%
National 1.6%
Virginia 1.5%
Oklahoma 1.4%
Other 14.3%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2024
Growth of an Assumed $10,000 Investment as of March 31, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 6/13/95 3.70% 1.39% 2.37% 0.65%
Class A at maximum Offering Price 6/13/95 0.60% 0.76% 2.06% —
S&P Municipal Bond Intermediate Index — 2.56% 1.65% 2.50% —
Lipper Intermediate Municipal Debt Funds Classification Average — 3.31% 1.44% 2.05% —
Class C at NAV 2/10/14 2.86% 0.57% 1.73% 1.45%
Class C at maximum Offering Price 2/10/14 2.86% 0.57% 1.73% —
Class I 11/29/76 3.90% 1.61% 2.58% 0.45%
Effective Leverage Ratio 0.00%

Holdings Summaries as of March 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 95.2%
Common Stocks 2.3%
Asset-Backed and Mortgage-
Backed Securities 0.2%
Short-Term Municipal Bonds 1.6%
Other Assets & Liabilities, Net 0.9%
Borrowings (0.2)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 8.7%
AA 30.2%
A 29.9%
BBB 11.7%
BB or Lower 5.7%
N/R (not rated) 13.8%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 16.9%
Transportation 15.1%
Health Care 14.1%
Tax Obligation/General 11.7%
Tax Obligation/Limited 11.3%
Housing/Single Family 9.9%
Consumer Staples 3.7%
Other 14.8%
Common Stocks 2.3%
Asset-Backed and Mortgage-
Backed Securities 0.2%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 9.8%
Texas 6.5%
New York 5.3%
Florida 5.0%
Ohio 4.8%
Pennsylvania 4.5%
California 4.3%
Puerto Rico 4.0%
New Jersey 3.6%
Washington 3.3%
Indiana 3.0%
Oklahoma 2.8%
Colorado 2.7%
Michigan 2.6%
Georgia 2.3%
Wisconsin 2.3%
Virginia 2.0%
Louisiana 2.0%
Alabama 1.9%
Maryland 1.8%
Connecticut 1.6%
District of Columbia 1.6%
Tennessee 1.5%
Kentucky 1.4%
Massachusetts 1.4%
Other 18.0%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Limited Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short-Intermediate Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable.  Class C
Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C
Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2024
Growth of an Assumed $10,000 Investment as of March 31, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 10/19/87 2.89% 1.39% 1.63% 0.61%
Class A at maximum Offering Price 10/19/87 0.30% 0.88% 1.38% —
S&P Municipal Bond Short-Intermediate Index — 2.12% 1.29% 1.65% —
Lipper Short-Intermediate Municipal Debt Funds Classification
Average — 2.48% 1.05% 1.28% —
Class C at NAV 2/10/14 2.17% 0.59% 1.02% 1.41%
Class C at maximum Offering Price 2/10/14 2.17% 0.59% 1.02% —
Class I 2/06/97 3.20% 1.60% 1.85% 0.41%
Effective Leverage Ratio 0.00%

Holdings Summaries as of March 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 95 .1%
Common Stocks 3 .4%
Short-Term Municipal Bonds 0 .8%
Other Assets & Liabilities, Net 0.7%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 12.1%
AA 35.1%
A 30.1%
BBB 9.7%
BB or Lower 2.2%
N/R (not rated) 10.8%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 21.9%
Tax Obligation/General 16.1%
Health Care 11.6%
Tax Obligation/Limited 10.7%
Transportation 10.3%
Housing/Single Family 9.3%
Housing/Multifamily 3.8%
Other 12.9%
Common Stocks 3.4%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 8.1%
Illinois 6.0%
Oklahoma 5.2%
Ohio 5.1%
Texas 4.8%
Florida 4.6%
Puerto Rico 4.2%
Pennsylvania 3.9%
Indiana 3.6%
Louisiana 3.5%
California 3.4%
New Jersey 3.2%
Colorado 3.0%
Connecticut 2.6%
Kentucky 2.6%
Wisconsin 2.6%
Georgia 2.5%
Michigan 2.1%
Washington 1.9%
Alabama 1.8%
Virginia 1.7%
District of Columbia 1.6%
Arizona 1.6%
Maryland 1.4%
Alaska 1.3%
Other 17.7%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Short Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable.  Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2024
Growth of an Assumed $10,000 Investment as of March 31, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 10/25/02 2.36% 0.82% 0.88% 0.69%
Class A at maximum Offering Price 10/25/02 (0.19)% 0.30% 0.62% —
S&P Municipal Bond Short Index — 2.19% 1.20% 1.20% —
Lipper Short Municipal Debt Funds Classification Average — 2.86% 1.05% 0.93% —
Class C at NAV 2/10/14 1.43% 0.01% 0.31% 1.49%
Class C at maximum Offering Price 2/10/14 1.43% 0.01% 0.31% —
Class I 10/25/02 2.44% 1.01% 1.08% 0.49%
Effective Leverage Ratio 0.00%

Holdings Summaries as of March 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 96 .9%
Common Stocks 0 .3%
Other Assets & Liabilities, Net 3.2%
Borrowings (0.4)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 9.5%
AA 43.2%
A 32.7%
BBB 6.0%
BB or Lower 0.8%
N/R (not rated) 7.8%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 21.9%
Transportation 19.7%
Tax Obligation/General 16.5%
Utilities 14.4%
Tax Obligation/Limited 14.0%
U.S. Guaranteed 3.3%
Education and Civic
Organizations 3.3%
Other 6.6%
Common Stocks 0.3%
Total 100%
States and Territories
1
(% of total municipal bonds)
Texas 12.8%
Illinois 7.4%
Colorado 6.5%
Minnesota 5.4%
Florida 4.7%
Wisconsin 4.5%
New York 4.0%
Alabama 3.7%
Arizona 3.6%
New Jersey 3.1%
Tennessee 3.0%
District of Columbia 2.8%
Virginia 2.6%
Washington 2.6%
Louisiana 2.4%
Massachusetts 2.3%
Missouri 2.2%
California 2.2%
Oklahoma 2.1%
Ohio 2.0%
New Mexico 1.9%
Kentucky 1.8%
Oregon 1.8%
Georgia 1.8%
Puerto Rico 1.8%
Other 11.0%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Yields
as of March 31, 2024
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
nmbf
Nuveen All-American Municipal Bond Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 3 .61% 3 .00% 4 .04% 3 .98%
SEC 30-Day Yield 3 .43% 2 .79% 3 .81% 3 .78%
Taxable-Equivalent Yield (40.8%)
2
5 .78% 4 .70% 6 .42% 6 .37%
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .73% 2 .03% 3 .04%
SEC 30-Day Yield 2 .84% 2 .16% 3 .15%
Taxable-Equivalent Yield (40.8%)
2
4 .79% 3 .65% 5 .32%
Nuveen Limited Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .20% 1 .48% 2 .47%
SEC 30-Day Yield 2 .29% 1 .59% 2 .59%
Taxable-Equivalent Yield (40.8%)
2
3 .86% 2 .68% 4 .37%
Nuveen Short Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .52% 1 .84% 2 .81%
SEC 30-Day Yield 2 .63% 1 .95% 2 .94%
Taxable-Equivalent Yield (40.8%)
2
4 .44% 3 .29% 4 .97%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended March 31, 2024.
The beginning of the period is October 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen All-American Municipal Bond Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,077.10 $ 1,072.00 $ 1,078.10 $ 1,077.00
Expenses Incurred During the Period $ 3.69 $ 7.82 $ 2.49 $ 2.65
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.44 $ 1,017.43 $ 1,022.60 $ 1,022.43
Expenses Incurred During the Period $ 3.59 $ 7.62 $ 2.43 $ 2.58
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.71%, 1.51%, 0.48% and 0.51% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,064.80 $ 1,060.60 $ 1,066.90
Expenses Incurred During the Period $ 3.41 $ 7.52 $ 2.38
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.69 $ 1,017.69 $ 1,022.69
Expenses Incurred During the Period $ 3.34 $ 7.36 $ 2.33
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.66%, 1.46% and 0.46% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Limited Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,045.50 $ 1,042.40 $ 1,047.60
Expenses Incurred During the Period $ 3.27 $ 7.35 $ 2.25
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.81 $ 1,017.80 $ 1,022.81
Expenses Incurred During the Period $ 3.23 $ 7.26 $ 2.23
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.64%, 1.44% and 0.44% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Short Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,029.40 $ 1,025.40 $ 1,030.30
Expenses Incurred During the Period $ 3.65 $ 7.70 $ 2.64
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.39 $ 1,017.39 $ 1,022.39
Expenses Incurred During the Period $ 3.64 $ 7.67 $ 2.63
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.72%, 1.52% and 0.52% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Municipal Trust and Board of Directors of Nuveen
Investment Funds, Inc. and Shareholders of Nuveen All-American Municipal Bond Fund,
Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond
Fund and Nuveen Short Term Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen
Limited Term Municipal Bond Fund (three of the funds constituting Nuveen Municipal Trust) and Nuveen Short Term
Municipal Bond Fund (one of the funds constituting Nuveen Investment Funds, Inc.) (hereafter collectively referred to as the "Funds") as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, agent bank, portfolio company and brokers; when replies were not received from the agent bank or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
May 28, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen All-American Municipal Bond Fund
Portfolio of Investments March 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 101.1%
X –
MUNICIPAL BONDS - 97 .9 % X 4,260,473,541
Alabama - 2.1%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A
:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 $ 3,508,920
3,500 4.000%, 7/01/43 7/28 at 100.00 3,391,800
15,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 15,940,100
10,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 10,728,202
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 2,071,321
4,220 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 4,282,012
Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024
:
2,900 5.250%, 10/01/41 10/33 at 100.00 3,218,504
3,510 5.250%, 10/01/42 10/33 at 100.00 3,873,100
3,510 5.250%, 10/01/43 10/33 at 100.00 3,857,905
3,510 5.250%, 10/01/44 10/33 at 100.00 3,843,777
2,805 5.250%, 10/01/45 10/33 at 100.00 3,061,035
4,070 5.250%, 10/01/49 10/33 at 100.00 4,377,135
2,075 5.500%, 10/01/53 10/33 at 100.00 2,263,039
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 451,208
20,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 20,733,600
5,810 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B,
4.000%, 9/01/48
9/29 at 100.00 5,445,755
Total Alabama 91,047,413
Arizona - 2.6%
1,415 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 1,434,974
19,000 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 14,555,387
Arizona Industrial Development Authority, Senior National Charter School
Revolving Loan Fund Revenue Bonds, Social Series 2023A
:
1,575 5.250%, 11/01/48 11/32 at 100.00 1,695,068
1,575 5.250%, 11/01/53 11/32 at 100.00 1,679,472
2,660 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 2,675,094
9,530 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 9,822,802

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A
:
$ 1,000 5.000%, 9/01/35 9/28 at 100.00 $ 1,067,699
935 5.000%, 9/01/42 9/28 at 100.00 973,430
2,235 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-2, 5.000%, 1/01/53, (Mandatory Put
5/15/28)
5/27 at 101.68 2,377,677
40 Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
4/24 at 100.00 40,000
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A
:
6,380 5.000%, 7/01/35 7/29 at 100.00 6,911,114
7,200 5.000%, 7/01/45 7/29 at 100.00 7,511,597
6,000 Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 - FGIC Insured
No Opt. Call 7,374,377
3,500 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Refunding Series
2022. Forward Delivery, 4.000%, 6/15/41, 144A
6/26 at 100.00 3,018,883
25,440 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.250%, 1/01/53
1/34 at 100.00 28,252,921
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
1,000 5.250%, 12/01/28 No Opt. Call 1,046,363
13,155 5.000%, 12/01/32 No Opt. Call 14,048,136
7,000 5.000%, 12/01/37 No Opt. Call 7,625,109
Total Arizona 112,110,103
Arkansas - 0.4%
5,045 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 5,156,897
7,370 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 7,303,593
5,545 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/40
9/30 at 100.00 5,622,094
Total Arkansas 18,082,584
California - 9.8%
10,050 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory Put
11/01/28)
8/28 at 100.24 10,747,357
22,580 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30)
1/30 at 100.19 24,304,024
2,630 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 1,778,977
25,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 19,633,264
5,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 5,106,402
1,670 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 1,700,239

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
26
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 3,015 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 $ 3,032,054
485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 486,572
2,120 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers' Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 2,281,077
2,200 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/36, 144A
6/26 at 100.00 2,199,836
1,000 California Municipal Finance Authority, Revenue Bonds, Biola University,
Refunding Series 2017, 5.000%, 10/01/31
10/27 at 100.00 1,050,487
10,625 California Municipal Finance Authority, Revenue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/42
2/27 at 100.00 10,850,844
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A
:
14,185 5.000%, 7/01/42 7/27 at 100.00 14,432,930
1,000 5.000%, 7/01/47 7/27 at 100.00 1,008,862
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
14,000 5.000%, 12/31/37, (AMT) 6/28 at 100.00 14,000,885
27,110 5.000%, 12/31/38, (AMT) 6/28 at 100.00 27,099,790
5,425 4.000%, 12/31/47, (AMT) 6/28 at 100.00 4,792,497
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
:
1,000 5.000%, 11/01/30 11/26 at 100.00 1,011,498
1,040 5.250%, 11/01/31 11/26 at 100.00 1,058,114
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012
:
8,835 5.000%, 7/01/30, (AMT), 144A 7/24 at 100.00 8,867,404
14,225 5.000%, 7/01/37, (AMT), 144A 7/24 at 100.00 14,242,528
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 1,465,656
California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A
:
415 5.000%, 11/15/46, 144A 11/29 at 102.00 375,859
810 5.000%, 11/15/51, 144A 11/29 at 102.00 711,185
16,245 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/39
11/28 at 100.00 17,714,633
12,000 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 12,203,094
California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017
:
5,000 5.000%, 5/15/47 5/27 at 100.00 5,038,449
1,750 5.000%, 5/15/50 5/27 at 100.00 1,761,272
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
9 (c),(d) 5.750%, 7/01/30 1/22 at 100.00 8,759
57 (c),(d) 5.750%, 7/01/35 1/22 at 100.00 57,297
22 (c),(d) 5.500%, 7/01/39 1/22 at 100.00 21,621

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 6,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 $ 5,076,966
3,800 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 3,098,559
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/38
11/29 at 100.00 6,661,032
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/41,
(AMT)
5/25 at 100.00 6,045,281
25,265 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 25,923,413
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
6/24 at 100.00 1,003,420
M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A
:
2,800 7.000%, 11/01/34 No Opt. Call 3,527,878
2,500 6.500%, 11/01/39 No Opt. Call 3,184,997
Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020, Series 2023A
:
2,230 5.250%, 8/01/39 - AGM Insured 8/33 at 100.00 2,640,805
3,810 5.250%, 8/01/41 - AGM Insured 8/33 at 100.00 4,467,837
3,355 5.250%, 8/01/42 - AGM Insured 8/33 at 100.00 3,917,037
5,305 5.250%, 8/01/43 - AGM Insured 8/33 at 100.00 6,157,672
22,535 5.250%, 8/01/48 - AGM Insured 8/33 at 100.00 25,777,721
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call 2,750,948
15,000 (e) Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, 2010 Election Series 2011A, 0.000%, 8/01/41 - AGM
Insured
8/36 at 100.00 17,945,199
2,665 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 2,920,554
Sacramento County, California, Airport System Revenue Bonds, Refunding
Senior Series 2018C
:
3,545 5.000%, 7/01/37, (AMT) 7/28 at 100.00 3,712,708
11,960 5.000%, 7/01/38, (AMT) 7/28 at 100.00 12,477,748
715 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/24 at 100.00 721,357
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A
:
8,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 8,186,004
3,020 5.000%, 7/01/47, (AMT) 7/27 at 100.00 3,066,754
10,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.000%,
5/01/32, (AMT)
No Opt. Call 11,242,726
4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/39,
(AMT)
5/24 at 100.00 4,502,195

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
28
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B
:
$ 5,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 $ 5,074,959
11,715 5.000%, 5/01/46, (AMT) 5/26 at 100.00 11,845,358
5,050 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42,
(AMT)
5/27 at 100.00 5,178,040
3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT)
5/28 at 100.00 3,070,629
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 13,466,319
5,730 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2011C, 0.000%,
8/01/46
No Opt. Call 2,136,921
275 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 287,668
5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 5,380,347
Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1
:
2,485 0.000%, 8/01/26 - AGC Insured No Opt. Call 2,300,489
1,405 0.000%, 8/01/28 - AGC Insured No Opt. Call 1,223,571
2,920 0.000%, 8/01/29 - AGC Insured No Opt. Call 2,466,855
1,425 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/42
9/26 at 100.00 1,452,365
Total California 427,935,798
Colorado - 4.0%
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
499 4.000%, 12/01/29 9/24 at 103.00 476,727
2,060 5.000%, 12/01/39 9/24 at 103.00 2,007,838
1,350 5.000%, 12/01/48 9/24 at 103.00 1,243,230
575 (e) Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 0.000%, 12/01/49, 144A
6/25 at 99.64 516,533
500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 411,026
9,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
4/24 at 102.00 8,371,467
2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
4/24 at 100.00 2,066,579
3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
4/24 at 100.00 3,043,555
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
4/24 at 102.00 1,404,536

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 25,105 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 $ 24,154,055
2,550 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 4.000%, 8/01/39
8/29 at 100.00 2,494,358
6,155 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 6,259,864
3,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B, 4.000%, 9/01/34, (Pre-refunded
9/01/25)
9/25 at 100.00 3,029,752
1,750 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
4/24 at 103.00 1,753,266
1,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
12/24 at 103.00 959,201
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/39
3/25 at 103.00 491,006
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
7,000 5.000%, 11/15/31, (AMT) No Opt. Call 7,807,687
18,390 5.000%, 11/15/34, (AMT) 11/32 at 100.00 20,690,626
3,350 5.500%, 11/15/38, (AMT) 11/32 at 100.00 3,809,181
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
2,955 5.000%, 12/01/28 12/26 at 100.00 3,035,199
5,005 5.000%, 12/01/33 12/26 at 100.00 5,138,967
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
20 0.000%, 9/01/29 - NPFG Insured No Opt. Call 16,760
395 0.000%, 9/01/30 - NPFG Insured No Opt. Call 320,172
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call 15,047
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call 18,088
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call 8,824,533
1,365 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 1,321,853
845 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 848,040
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 1,833,895
3,342 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 3,447,712
1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
4/24 at 103.00 1,740,214
1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 1,374,406
20,250 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 19,465,230
620 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 619,498

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
30
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 $ 799,565
1,830 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%,
12/15/42
4/24 at 103.00 1,807,438
4,250 Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A
12/26 at 100.00 4,260,839
2,495 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
4/24 at 102.00 2,514,386
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
2,170 6.250%, 11/15/28 No Opt. Call 2,304,438
3,080 6.500%, 11/15/38 No Opt. Call 3,812,285
2,410 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 1,635,453
500 Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A
9/25 at 103.00 474,783
500 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/38
12/24 at 103.00 473,432
4,483 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 3,723,281
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
500 5.125%, 12/01/34 4/24 at 103.00 501,788
2,000 5.375%, 12/01/39 4/24 at 103.00 1,994,965
5,000 5.500%, 12/01/48 4/24 at 103.00 4,930,213
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 3,045,353
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 2,538,576
3,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 2,196,094
Total Colorado 176,022,990
Connecticut - 0.8%
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
2,500 4.000%, 7/01/36 7/29 at 100.00 2,421,727
5,630 4.000%, 7/01/38 7/29 at 100.00 5,420,337
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT
:
5,000 5.000%, 12/01/41 6/26 at 100.00 5,106,996
16,000 5.000%, 12/01/45 6/26 at 100.00 16,274,851
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A
:
2,500 4.000%, 5/01/36 - BAM Insured 5/30 at 100.00 2,655,338
2,550 4.000%, 5/01/39 - BAM Insured 5/30 at 100.00 2,634,460
Total Connecticut 34,513,709

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Delaware - 0.2%
$ 2,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 $ 1,880,689
8,500 Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/43
12/28 at 100.00 8,525,321
Total Delaware 10,406,010
District of Columbia - 0.6%
7,845 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A,
5.500%, 7/01/47
7/32 at 100.00 8,870,945
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
1,500 4.000%, 10/01/37 10/29 at 100.00 1,521,504
2,890 (g) 4.000%, 10/01/53, (UB) 10/29 at 100.00 2,688,196
3,745 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 - AGC
Insured
No Opt. Call 2,894,669
9,375 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/34, (AMT)
10/28 at 100.00 9,970,078
Total District of Columbia 25,945,392
Florida - 9.0%
2,300 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/28
4/24 at 100.00 2,300,956
365 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
4/24 at 100.00 365,228
12,950 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A,
5.000%, 9/01/44
9/29 at 100.00 13,489,303
3,520 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/38, (AMT)
9/29 at 100.00 3,550,536
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
245 5.000%, 12/15/40, 144A 7/26 at 100.00 228,661
7,910 5.000%, 12/15/50, 144A 7/26 at 100.00 6,872,320
3,470 5.000%, 12/15/55, 144A 7/26 at 100.00 2,945,606
Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A
:
1,500 4.750%, 7/01/40 7/25 at 100.00 1,075,923
1,380 5.000%, 7/01/50 7/25 at 100.00 927,257
11,353 (c) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
6/28 at 100.00 1,135,321
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A
:
565 5.000%, 6/15/39, 144A 6/26 at 100.00 549,711
610 5.000%, 6/15/49, 144A 6/26 at 100.00 570,199
7,000 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2019B, 5.000%, 7/01/49
7/29 at 100.00 7,350,850
865 Cityplace Community Development District, Florida, Special Assessment
and  Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
No Opt. Call 875,553
1,570 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.125%, 6/15/46, 144A
6/25 at 100.00 1,581,931

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
32
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%,
6/15/44, 144A
6/24 at 100.00 $ 1,501,914
315 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50, 144A
9/27 at 100.00 278,793
10,100 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 10,309,877
77,500 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
4/24 at 107.00 80,891,904
18,200 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
4/24 at 100.00 18,204,264
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
37,800 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 4/24 at 101.00 37,812,984
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 4/24 at 101.00 2,001,045
5,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 104.00 5,469,386
28,065 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24), 144A
4/24 at 100.00 28,059,109
Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1
:
450 4.500%, 6/01/33, 144A 6/28 at 100.00 448,638
1,450 4.750%, 6/01/38, 144A 6/28 at 100.00 1,407,697
26,155 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 23,983,811
7,860 Hollywood, Florida, General Obligation Bonds, Series 2022, 5.000%,
7/01/47
7/32 at 100.00 8,389,326
Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020
:
1,040 4.000%, 11/01/37 11/29 at 100.00 1,010,627
1,085 4.000%, 11/01/38 11/29 at 100.00 1,049,349
1,650 4.000%, 11/01/39 11/29 at 100.00 1,591,027
2,170 4.000%, 11/01/40 11/29 at 100.00 2,078,850
10,285 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 10,844,660
340 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
4/24 at 100.00 339,971
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A
:
875 5.500%, 6/15/32, 144A 4/24 at 100.00 875,106
1,375 5.750%, 6/15/42, 144A 4/24 at 100.00 1,346,781
10,000 Miami Dade County, Florida, Professional Sports Franchise Facilities
Tax Revenue Bonds, Refunding Series 2009A, 0.000%, 10/01/45 - AGC
Insured
No Opt. Call 3,646,657

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 38,000 Miami Dade County, Florida, Professional Sports Franchise Facilities Tax
Revenue Bonds, Series 2009C, 0.000%, 10/01/44 - AGC Insured
No Opt. Call $ 14,640,997
12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38 - BAM Insured, (AMT)
10/25 at 100.00 12,316,976
5,025 (g) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 5,298,449
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
2,870 0.000%, 10/01/37 - BAM Insured No Opt. Call 1,701,919
3,130 0.000%, 10/01/42 - BAM Insured No Opt. Call 1,426,405
13,500 0.000%, 10/01/44 No Opt. Call 5,384,810
10,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/45
7/32 at 100.00 10,824,362
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 5,294,361
School Board of Lee County, Florida, Certificates of Participation, Series
2023A
:
1,000 5.000%, 8/01/37 8/33 at 100.00 1,144,921
1,685 5.000%, 8/01/38 8/33 at 100.00 1,909,070
4,465 5.000%, 8/01/39 8/33 at 100.00 5,012,085
2,715 5.000%, 8/01/40 8/33 at 100.00 3,028,596
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A
:
5,000 5.250%, 11/15/39 11/26 at 103.00 4,423,501
1,015 5.500%, 11/15/49 11/26 at 103.00 850,499
2,610 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 2,498,903
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
3,885 4.000%, 8/15/42 8/27 at 100.00 3,689,686
2,965 5.000%, 8/15/42 - BAM Insured 8/27 at 100.00 3,060,854
Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A
:
500 5.000%, 7/01/29 4/24 at 100.00 500,457
6,860 5.250%, 7/01/44 4/24 at 100.00 6,864,091
270 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
4/24 at 100.00 260,268
290 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
4/24 at 100.00 3
2,640 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured, 144A
5/32 at 100.00 2,695,975
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 13,163,496
470 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.125%,
5/01/36
5/28 at 100.00 479,224
Total Florida 391,831,039

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
34
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 1.1%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
$ 2,500 (c) 6.750%, 1/01/35 1/28 at 100.00 $ 1,125,000
1,000 (c) 7.000%, 1/01/40 1/28 at 100.00 450,000
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
3,500 5.250%, 7/01/41, (AMT) 7/33 at 100.00 3,895,912
2,400 5.250%, 7/01/42, (AMT) 7/33 at 100.00 2,660,365
9,740 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 9,610,805
210 Georgia Municipal Electric Authority, Senior Lien General Power Revenue
Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call 212,184
5,500 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 5,448,034
1,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/28
No Opt. Call 1,055,535
17,600 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 17,130,245
4,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A,
4.000%, 7/01/39
7/29 at 100.00 4,506,915
Total Georgia 46,094,995
Hawaii - 0.1%
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
4/24 at 100.00 1,000,613
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 4,561,495
Total Hawaii 5,562,108
Idaho - 0.4%
1,500 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 1,491,317
4,200 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/36
9/28 at 100.00 4,396,280
1,290 Idaho Housing and Finance Association, Grant and Revenue Anticipation
Bonds, Federal Highway Trust Funds, Series 2021A, 4.000%, 7/15/38
7/31 at 100.00 1,317,590
2,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 12/01/38, 144A
12/26 at 100.00 1,974,053
2,500 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, The College of Idaho Project, Series 2023, 5.625%, 11/01/43, 144A
11/33 at 100.00 2,608,762
Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A
:
1,885 (g) 4.050%, 1/01/39, (UB) 1/33 at 100.00 1,869,980
1,290 (g) 4.450%, 1/01/44, (UB) 1/33 at 100.00 1,287,449
2,795 (g) 4.650%, 1/01/54, (UB) 1/33 at 100.00 2,787,096
Total Idaho 17,732,527
Illinois - 10.3%
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 71,086,422

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
$ 2,125 5.250%, 4/01/35 4/33 at 100.00 $ 2,415,270
1,250 5.250%, 4/01/37 4/33 at 100.00 1,398,766
1,600 5.000%, 4/01/38 4/33 at 100.00 1,746,108
1,000 5.250%, 4/01/39 4/33 at 100.00 1,103,819
1,960 5.500%, 4/01/42 4/33 at 100.00 2,183,930
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
4/24 at 100.00 624,966
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 1,215,144
35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 36,524,090
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
3,890 5.500%, 12/01/31 No Opt. Call 4,332,736
15,000 5.000%, 12/01/32 No Opt. Call 16,341,310
10,000 5.000%, 12/01/34 12/33 at 100.00 10,947,950
10,000 5.250%, 12/01/35 12/33 at 100.00 11,091,182
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
1,250 5.000%, 12/01/45 12/29 at 100.00 1,300,789
2,220 4.000%, 12/01/50 12/29 at 100.00 2,042,393
17,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 17,563,959
9,845 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 10,089,453
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 3,185,945
8,805 (g) Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB)
1/27 at 100.00 9,225,499
13,760 (g) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40, (UB)
1/25 at 100.00 13,830,659
7,545 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42, (UB)
1/25 at 100.00 7,578,037
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
935 5.000%, 1/01/25 No Opt. Call 943,657
705 5.000%, 1/01/35 1/26 at 100.00 713,430
2,175 (g) 5.000%, 1/01/38, (UB) 1/26 at 100.00 2,189,257
6,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30, (UB)
No Opt. Call 6,525,415
2,200 (g) Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39, (UB)
1/25 at 100.00 2,212,436
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
5,000 5.000%, 1/01/31 - BAM Insured No Opt. Call 5,512,958
1,700 5.000%, 1/01/32 - BAM Insured No Opt. Call 1,896,436
1,600 5.000%, 1/01/33 - BAM Insured No Opt. Call 1,804,847
Chicago, Illinois, O'Hare Airport Customer Facility Charge Revenue Bonds,
Senior Lien Refunding Series 2023
:
1,195 5.250%, 1/01/39 - BAM Insured 1/33 at 100.00 1,326,407
1,700 5.250%, 1/01/40 - BAM Insured 1/33 at 100.00 1,875,861
1,955 5.250%, 1/01/41 - BAM Insured 1/33 at 100.00 2,147,712

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
36
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B
:
$ 450 5.000%, 11/01/37 - AGM Insured 5/32 at 100.00 $ 504,535
1,300 5.000%, 11/01/38 - AGM Insured 5/32 at 100.00 1,447,835
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series
2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 4,890,751
1,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 1,462,248
700 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/42
9/32 at 100.00 682,659
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 11,028,901
12,295 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 13,101,772
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 10,826,683
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 18,705
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 1,123,422
14,715 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41
2/27 at 100.00 14,462,298
12,183 Illinois Housing Development Authority, Housing Revenue Bonds, MBS
Pass Through Program, Series 2017A, 3.125%, 2/01/47
3/26 at 100.00 11,166,727
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 7,347,178
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call 5,047,620
14,830 Illinois State, General Obligation Bonds, December Series 2023C, 5.000%,
12/01/47
12/33 at 100.00 15,754,474
3,725 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 3,731,202
3,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 3,503,619
10,000 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 10,947,264
Illinois State, General Obligation Bonds, November Series 2017D
:
11,625 5.000%, 11/01/27 No Opt. Call 12,360,124
3,000 5.000%, 11/01/28 11/27 at 100.00 3,181,356
2,000 Illinois State, General Obligation Bonds, Refunding September Series
2018A, 5.000%, 10/01/28
No Opt. Call 2,159,828
7,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 7,193,910
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
12/31 at 100.00 1,466,260
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
6,450 0.000%, 12/15/52 - AGM Insured No Opt. Call 1,667,226
1,225 5.000%, 6/15/53 12/25 at 100.00 1,232,131

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 10,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/45 - AGM Insured
No Opt. Call $ 3,891,653
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call 6,607,527
23,065 0.000%, 6/15/37 - NPFG Insured No Opt. Call 13,963,143
1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM Insured
4/24 at 100.00 1,838,250
4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call 4,726,359
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 15,174,703
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 3,498,297
Total Illinois 448,985,503
Indiana - 2.0%
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 1,853,707
825 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40, 144A
12/27 at 103.00 720,647
Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016
:
3,710 7.000%, 12/01/34, 144A 12/24 at 100.00 3,755,814
6,075 7.250%, 12/01/44, 144A 12/24 at 100.00 6,137,981
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 4,656,348
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 1,642,528
2,830 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 2,306,245
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A
:
10,325 5.000%, 10/01/41 10/26 at 100.00 10,533,393
4,880 5.000%, 10/01/46 10/26 at 100.00 4,949,578
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding Forward Delivery Series 2024A
:
1,000 5.000%, 10/01/40 - BAM Insured, (WI/DD) 10/34 at 100.00 1,112,185
1,000 5.000%, 10/01/41 - BAM Insured, (WI/DD) 10/34 at 100.00 1,106,555
1,000 5.000%, 10/01/42 - BAM Insured, (WI/DD) 10/34 at 100.00 1,101,518
1,000 5.000%, 10/01/43 - BAM Insured, (WI/DD) 10/34 at 100.00 1,095,997
5,215 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 5,257,415
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
3,385 5.750%, 3/01/43 3/33 at 100.00 3,701,554
8,495 6.000%, 3/01/53 3/33 at 100.00 9,210,015
1,815 6.125%, 3/01/57 3/33 at 100.00 1,967,488
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1
:
3,080 5.000%, 3/01/53 - BAM Insured 3/33 at 100.00 3,260,061

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
38
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 3,225 5.000%, 3/01/58 - BAM Insured 3/33 at 100.00 $ 3,408,375
3,000 5.250%, 3/01/67 - BAM Insured 3/33 at 100.00 3,225,798
9,185 Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
4/24 at 100.00 9,204,187
8,435 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 8,589,425
Total Indiana 88,796,814
Iowa - 0.8%
2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
4/24 at 100.00 1,992,603
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
6,230 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 6,508,253
25,575 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 27,103,871
Total Iowa 35,604,727
Kansas - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016
:
1,500 5.000%, 12/01/36 12/26 at 100.00 1,469,685
1,320 5.000%, 12/01/41 12/26 at 100.00 1,207,172
Total Kansas 2,676,857
Kentucky - 1.0%
6,675 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 5,326,713
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A
:
2,545 5.000%, 9/01/43 9/28 at 100.00 2,640,592
2,600 5.000%, 9/01/48 9/28 at 100.00 2,684,343
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 6,809,983
6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 6,265,423
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A
:
2,450 5.000%, 7/01/26 7/25 at 100.00 2,467,515
2,100 5.000%, 7/01/33 7/25 at 100.00 2,121,696
5,655 5.000%, 7/01/37 7/25 at 100.00 5,692,371
Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare Inc, Series 2016A
:
3,885 5.000%, 10/01/30 10/26 at 100.00 4,012,698
1,850 5.000%, 10/01/31 10/26 at 100.00 1,909,759
5,415 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%, 10/01/43
- BAM Insured
10/29 at 100.00 4,504,259
Total Kentucky 44,435,352

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 0.8%
$ 22,220 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
4/24 at 100.00 $ 22,226,966
Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A
:
2,375 5.000%, 7/01/41 7/33 at 100.00 2,638,875
2,000 5.000%, 7/01/43 7/33 at 100.00 2,196,800
1,050 (f) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 1,051,887
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 546,181
2,930 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 2,982,159
1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 1,574,779
Total Louisiana 33,217,647
Maine - 0.1%
4,970 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 4,877,795
1,420 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 960,712
Total Maine 5,838,507
Maryland - 0.4%
10,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 9,859,936
710 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 691,959
8,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42
2/25 at 100.00 8,546,090
Total Maryland 19,097,985
Massachusetts - 2.5%
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 6,339,930
3,614 (c) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37,
144A
4/24 at 100.00 36,136
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E
:
1,200 5.000%, 7/01/35 7/26 at 100.00 1,230,280
5,590 5.000%, 7/01/37 7/26 at 100.00 5,703,559
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G, 5.250%, 7/01/52
7/33 at 100.00 5,370,974
4,425 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center, Green Series 2017F, 4.000%, 7/01/47
7/27 at 100.00 3,976,129
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
5,285 5.000%, 7/01/37 7/28 at 100.00 5,606,885
5,000 5.000%, 7/01/38 7/28 at 100.00 5,284,127
5,000 5.000%, 7/01/43 7/28 at 100.00 5,196,938

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
40
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 1,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 $ 1,512,379
4,785 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/39
1/29 at 100.00 4,808,273
Massachusetts Port Authority, Revenue Bonds, Series 2021E
:
6,180 5.000%, 7/01/46, (AMT) 7/31 at 100.00 6,476,973
13,320 5.000%, 7/01/51, (AMT) 7/31 at 100.00 13,820,578
Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2024A
:
20,965 5.000%, 1/01/49 1/34 at 100.00 22,827,987
19,535 5.000%, 1/01/54 1/34 at 100.00 21,004,298
Total Massachusetts 109,195,446
Michigan - 1.2%
3,900 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 4,122,142
3,250 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/53
1/34 at 100.00 3,617,731
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B
:
3,105 5.250%, 7/01/48 1/34 at 100.00 3,500,281
5,250 5.250%, 7/01/53 1/34 at 100.00 5,844,026
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2024A
:
1,115 (g) 4.100%, 12/01/39, (UB) 6/33 at 100.00 1,116,194
2,725 (g) 4.500%, 12/01/44, (UB) 6/33 at 100.00 2,725,674
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
4/24 at 100.00 1,250,954
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023
:
10,000 5.000%, 11/15/41 11/33 at 100.00 11,348,885
10,000 5.000%, 11/15/42 11/33 at 100.00 11,255,774
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B
:
1,550 5.000%, 12/01/33 - AGM Insured, (AMT) No Opt. Call 1,765,112
1,690 5.500%, 12/01/41 - AGM Insured, (AMT) 12/33 at 100.00 1,916,401
1,365 5.500%, 12/01/43 - AGM Insured, (AMT) 12/33 at 100.00 1,533,976
Total Michigan 49,997,150
Minnesota - 1.1%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/41
8/26 at 100.00 267,831
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
150 5.000%, 7/01/36 7/24 at 102.00 143,948
270 5.000%, 7/01/47 7/24 at 102.00 237,589
2,805 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46, 144A
4/24 at 100.00 2,688,309
Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A
:
3,295 5.000%, 7/01/41 7/31 at 100.00 3,112,680

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 11,160 5.000%, 7/01/56 7/31 at 100.00 $ 9,922,436
11,605 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2024,
5.250%, 1/01/54
1/34 at 100.00 12,607,269
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 423,486
16,825 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
4/24 at 100.00 16,311,516
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A
:
2,500 (f) 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 2,561,152
235 (f) 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 240,748
Total Minnesota 48,516,964
Mississippi - 0.3%
1,755 (f) Mississippi Development Bank, Special Obligation Bonds, Gulfport Water
and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM Insured,
(ETM)
No Opt. Call 1,761,146
Warren County, Mississippi, Certificates of Participation, Lease Purchase
Jail Project Series 2023
:
4,500 (g) 6.000%, 9/01/48, (UB) 9/33 at 100.00 5,123,205
6,200 (g) 6.000%, 9/01/53, (UB) 9/33 at 100.00 6,990,100
Total Mississippi 13,874,451
Missouri - 1.9%
3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series 2006,
5.250%, 7/01/27 - AGM Insured
No Opt. Call 3,408,379
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/39, (AMT)
3/29 at 100.00 5,206,806
18,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 18,430,097
3,630 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 3,493,808
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/39
5/26 at 100.00 1,981,010
15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 15,204,768
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
2,500 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 2,689,579
8,025 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 8,458,067
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Series 2010A
:
5,000 0.000%, 7/15/31 - AGC Insured No Opt. Call 3,810,611
7,000 0.000%, 7/15/32 - AGC Insured No Opt. Call 5,111,730
6,250 0.000%, 7/15/33 - AGC Insured No Opt. Call 4,371,810
7,000 0.000%, 7/15/34 - AGC Insured No Opt. Call 4,688,333
6,000 0.000%, 7/15/35 - AGC Insured No Opt. Call 3,842,330

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
42
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 2,000 0.000%, 7/15/36 - AGC Insured No Opt. Call $ 1,216,599
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/24 at 100.00 334,880
1,267 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
4/24 at 100.00 519,470
Total Missouri 82,768,277
Montana - 0.1%
4,385 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 4,446,963
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 1,943,369
Total Montana 6,390,332
Nebraska - 0.6%
7,500 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 7,938,930
15,500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2023A, 5.250%, 2/01/53
2/33 at 100.00 17,010,821
Total Nebraska 24,949,751
Nevada - 0.7%
Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A
:
1,965 5.000%, 9/01/42 9/27 at 100.00 2,001,894
1,150 5.000%, 9/01/47 9/27 at 100.00 1,163,463
7,160 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 6/01/43
6/28 at 100.00 7,545,094
4,765 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 476,500
2,515 (f) Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro
College and University System, Series 2014A, 5.500%, 1/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 2,524,707
18,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/46
6/26 at 100.00 18,316,103
45 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 607 Providence, Refunding Series 2013, 4.250%, 6/01/24
4/24 at 103.00 44,992
Total Nevada 32,072,753
New Hampshire - 0.3%
12,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Covenant Health Group Series 2023, 4.000%, 7/01/37, 144A
1/33 at 100.00 10,986,325
Total New Hampshire 10,986,325
New Jersey - 1.7%
9,090 (f) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29, (Pre-refunded
12/15/26)
12/26 at 100.00 9,699,926
5,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 5,228,234

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 2,255 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
4/24 at 101.00 $ 2,278,459
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A
:
1,000 5.000%, 9/01/37 3/33 at 100.00 1,142,044
1,825 5.000%, 9/01/39 3/33 at 100.00 2,061,313
2,000 5.000%, 9/01/41 3/33 at 100.00 2,227,930
1,200 5.000%, 9/01/42 3/33 at 100.00 1,330,096
1,265 5.000%, 9/01/43 3/33 at 100.00 1,394,821
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021
:
1,250 3.000%, 7/01/38 - BAM Insured 7/31 at 100.00 1,135,463
4,110 3.000%, 7/01/41 - BAM Insured 7/31 at 100.00 3,546,674
15,300 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 8,136,578
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 19,579,800
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 4,570,517
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
5,500 5.000%, 6/15/44 12/28 at 100.00 5,728,620
4,000 5.000%, 6/15/50 12/28 at 100.00 4,127,894
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call 3,291,785
Total New Jersey 75,480,154
New Mexico - 0.0%
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 653,171
Total New Mexico 653,171
New York - 14.6%
1,835 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 6.400%,
2/01/43
2/33 at 100.00 1,873,236
2,710 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 2,434,982
Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A
:
410 4.500%, 6/01/27 6/24 at 103.00 412,762
250 5.000%, 6/01/35 6/24 at 103.00 257,587
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1
:
1,790 5.250%, 6/01/40, 144A 12/30 at 100.00 1,734,895
4,800 5.500%, 6/01/55, 144A 12/30 at 100.00 4,375,222
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,300 5.000%, 6/01/40, 144A 12/30 at 100.00 1,225,573
3,035 5.000%, 6/01/55, 144A 12/30 at 100.00 2,556,829

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
44
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 $ 8,211,346
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017
:
100 5.000%, 12/01/34, 144A 6/27 at 100.00 93,844
300 5.000%, 12/01/36, 144A 6/27 at 100.00 271,908
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2024A
:
11,000 5.250%, 3/15/48 3/34 at 100.00 12,221,802
12,500 5.250%, 3/15/49 3/34 at 100.00 13,842,768
3,750 5.250%, 3/15/52 3/34 at 100.00 4,131,829
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/40
9/28 at 100.00 5,310,502
7,395 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 7,659,804
3,800 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 2, 5.000%, 3/15/35
9/28 at 100.00 4,127,391
7,885 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/41
7/26 at 100.00 7,656,796
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B
:
595 4.760%, 2/01/27 No Opt. Call 586,769
1,255 5.570%, 2/01/41 2/30 at 100.00 1,196,919
1,365 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 1,364,854
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.530%, 2/01/40
2/30 at 100.00 956,236
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
475 4.050%, 2/01/31 2/30 at 100.00 444,422
885 4.450%, 2/01/41 2/30 at 100.00 723,721
1,560 4.600%, 2/01/51 2/30 at 100.00 1,200,423
6,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/41
9/26 at 100.00 6,700,947
5,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2016B-1, 5.000%, 11/15/36
11/26 at 100.00 5,198,942
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
10,000 4.750%, 11/15/45 5/30 at 100.00 10,304,006
11,000 (g) 5.250%, 11/15/55, (UB) 5/30 at 100.00 11,548,414
4,200 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/36
6/24 at 100.00 4,213,026
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014
:
300 5.000%, 7/01/24 No Opt. Call 300,444
210 5.000%, 7/01/26 7/24 at 100.00 210,515
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 3,000 (c) 5.750%, 10/01/37 4/24 at 100.00 $ 1,920,000
1,000 (c) 2.350%, 10/01/46 4/24 at 100.00 640,000
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 1,032,567
21,065 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-1, 5.250%, 6/15/54
12/33 at 100.00 23,240,187
20,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-2, 5.250%, 6/15/47
12/33 at 100.00 22,368,154
10,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 10,639,136
6,110 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 6,176,582
15,685 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series A-3, 5.000%, 8/01/41
8/27 at 100.00 16,444,129
8,130 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1, 5.250%, 8/01/40
8/32 at 100.00 9,298,227
2,950 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 3,399,104
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024F-1
:
3,995 5.000%, 2/01/46 2/34 at 100.00 4,377,328
6,000 5.000%, 2/01/47 2/34 at 100.00 6,565,066
3,540 5.000%, 2/01/48 2/34 at 100.00 3,857,395
7,730 5.000%, 2/01/49 2/34 at 100.00 8,402,028
7,800 5.250%, 2/01/53 2/34 at 100.00 8,614,850
7,540 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 8,125,337
3,350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/35 - BAM Insured
3/31 at 100.00 3,236,441
6,700 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
D-1, 5.250%, 5/01/42
5/32 at 100.00 7,526,854
New York City, New York, General Obligation Bonds, Fiscal 2024 Series A
:
1,455 5.000%, 8/01/41 8/33 at 100.00 1,640,006
2,570 5.000%, 8/01/42 8/33 at 100.00 2,873,610
1,250 5.000%, 8/01/43 8/33 at 100.00 1,385,905
9,895 5.000%, 8/01/44 8/33 at 100.00 10,897,830
3,650 5.000%, 8/01/45 8/33 at 100.00 3,999,918
New York City, New York, General Obligation Bonds, Fiscal 2024 Series C
:
11,650 5.250%, 3/01/47 3/34 at 100.00 12,983,128
3,215 5.250%, 3/01/53 3/34 at 100.00 3,533,882
New York City, New York, General Obligation Bonds, Fiscal 2024 Series D
:
9,145 5.500%, 4/01/46, (WI/DD) 4/34 at 100.00 10,431,572
6,095 5.250%, 4/01/47, (WI/DD) 4/34 at 100.00 6,795,972
7,925 5.250%, 4/01/54, (WI/DD) 4/34 at 100.00 8,700,646
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 258
:
4,590 (g) 4.450%, 10/01/44, (UB) 4/33 at 100.00 4,578,841
5,505 (g) 4.600%, 10/01/49, (UB) 4/33 at 100.00 5,529,415
4,700 (g) 4.650%, 10/01/54, (UB) 4/33 at 100.00 4,714,653

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
46
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A
:
$ 1,000 5.250%, 11/15/40 - AGM Insured 11/33 at 100.00 $ 1,182,741
1,000 5.250%, 11/15/41 - AGM Insured 11/33 at 100.00 1,174,333
500 5.250%, 11/15/42 - AGM Insured 11/33 at 100.00 583,102
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A
:
16,000 5.000%, 3/15/41 9/32 at 100.00 17,931,939
5,615 5.000%, 3/15/42 9/32 at 100.00 6,255,255
New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Empire Bidding Group 1-4 Series 2023A
:
10,450 5.000%, 3/15/42 9/33 at 100.00 11,824,284
9,570 5.000%, 3/15/44 9/33 at 100.00 10,665,905
1,375 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 1,257,914
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
8,120 4.000%, 7/01/36 - AGM Insured, (AMT) 7/24 at 100.00 7,948,915
5,000 5.000%, 7/01/41, (AMT) 7/24 at 100.00 4,966,615
3,210 5.000%, 7/01/46, (AMT) 7/24 at 100.00 3,166,351
8,045 5.250%, 1/01/50, (AMT) 7/24 at 100.00 8,051,329
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
3,200 5.250%, 8/01/31, (AMT) 8/30 at 100.00 3,406,975
9,275 5.375%, 8/01/36, (AMT) 8/30 at 100.00 9,808,014
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2023
:
2,000 5.500%, 6/30/38, (AMT) 6/31 at 100.00 2,226,417
780 5.500%, 6/30/42 - AGM Insured, (AMT) 6/31 at 100.00 863,546
1,545 5.000%, 6/30/49 - AGM Insured, (AMT) 6/31 at 100.00 1,615,046
3,220 6.000%, 6/30/54, (AMT) 6/31 at 100.00 3,570,658
8,115 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 8,492,815
12,640 5.375%, 6/30/60, (AMT) 6/31 at 100.00 13,366,595
1,100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 1,061,014
10,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/32, (AMT)
1/28 at 100.00 10,376,100
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
14,690 5.000%, 10/01/35, (AMT) 10/30 at 100.00 15,597,432
4,000 5.000%, 10/01/40, (AMT) 10/30 at 100.00 4,150,366
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
6,200 6.000%, 4/01/35, (AMT) 4/31 at 100.00 7,043,245
10,965 5.625%, 4/01/40, (AMT) 4/31 at 100.00 11,982,450
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
7,790 5.000%, 12/01/35, (AMT) 12/33 at 100.00 8,802,764

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 1,750 5.000%, 12/01/36, (AMT) 12/33 at 100.00 $ 1,959,111
2,000 5.000%, 12/01/38, (AMT) 12/33 at 100.00 2,199,936
6,505 5.000%, 12/01/40, (AMT) 12/33 at 100.00 7,100,702
5,000 5.000%, 12/01/43, (AMT) 12/33 at 100.00 5,386,390
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
5,000 5.000%, 7/15/34, (AMT) 7/33 at 100.00 5,668,406
1,250 5.000%, 7/15/35, (AMT) 7/33 at 100.00 1,410,374
1,820 5.000%, 7/15/36, (AMT) 7/33 at 100.00 2,038,257
1,625 5.000%, 7/15/40, (AMT) 7/33 at 100.00 1,768,954
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1
:
2,000 5.000%, 11/15/41 11/33 at 100.00 2,271,539
1,965 5.000%, 11/15/42 11/33 at 100.00 2,218,625
3,495 5.000%, 11/15/44 11/33 at 100.00 3,903,367
5,645 5.000%, 11/15/45 11/33 at 100.00 6,272,364
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate
Bond Certified Series 2023C
:
7,500 5.000%, 11/15/37 11/33 at 100.00 8,729,559
2,140 5.250%, 11/15/39 11/33 at 100.00 2,509,952
7,340 5.250%, 11/15/40 11/33 at 100.00 8,520,895
10,000 5.000%, 11/15/41 11/33 at 100.00 11,296,201
6,465 5.250%, 11/15/42 11/33 at 100.00 7,413,877
2,050 5.000%, 11/15/43 11/33 at 100.00 2,285,743
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1
:
6,800 5.000%, 5/15/49 5/34 at 100.00 7,435,164
6,050 5.000%, 5/15/54 5/34 at 100.00 6,550,598
Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2023TE-1
:
3,865 5.000%, 12/15/40 6/34 at 100.00 4,523,131
4,575 5.000%, 12/15/41 6/34 at 100.00 5,305,038
1,760 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 2,009,342
Total New York 633,427,122
North Carolina - 0.1%
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
715 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 791,175
855 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 937,844
1,000 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 830,620
Total North Carolina 2,559,639
North Dakota - 0.2%
10,770 (g) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.550%, 7/01/44, (UB)
7/33 at 100.00 10,619,747
Total North Dakota 10,619,747

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
48
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 0.9%
$ 5,195 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon Secours Mercy
Health, Inc., Series 2020A, 4.000%, 12/01/40
6/30 at 100.00 $ 5,196,398
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 1,566,295
1,860 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 1,761,633
3,770 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 3,681,673
5,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 4,590,384
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 5,874,325
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A
:
1,000 (g) 4.350%, 9/01/44, (UB) 9/33 at 100.00 984,190
2,075 (g) 4.650%, 9/01/54, (UB) 9/33 at 100.00 2,078,490
3,750 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC
- Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 -
AGM Insured, (AMT)
6/25 at 100.00 3,761,125
8,585 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 8,947,271
Total Ohio 38,441,784
Oklahoma - 1.4%
Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Series 2019
:
1,500 4.000%, 9/01/45 9/29 at 100.00 1,253,574
1,000 5.000%, 9/01/45 9/29 at 100.00 1,006,033
1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior Lien
Thirty-Third Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 1,504,869
8,550 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Choctaw-Nicoma Park Public Schools Project,
Series 2023, 5.000%, 9/01/41
9/32 at 100.00 9,327,575
14,195 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 14,643,925
811 (c) Oklahoma Development Finance Authority, Revenue Bonds, Provident
Oklahoma Education Resources Inc.- Cross Village Student Housing
Project, Series 2017, 5.000%, 8/01/52
8/27 at 100.00 1,298
29,450 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2023, 5.500%, 1/01/53
1/32 at 100.00 32,593,817
Total Oklahoma 60,331,091
Oregon - 0.4%
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A
:
1,855 (f) 5.400%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 1,868,225
1,600 (f) 5.500%, 10/01/49, (Pre-refunded 10/01/24) 10/24 at 100.00 1,612,187

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon (continued)
$ 175 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
4/24 at 100.00 $ 177,098
12,450 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 13,032,634
Total Oregon 16,690,144
Pennsylvania - 4.4%
315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
4/24 at 100.00 315,077
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
1,000 5.250%, 1/01/36 - AGM Insured, (AMT) 1/33 at 100.00 1,138,433
1,000 5.250%, 1/01/37 - AGM Insured, (AMT) 1/33 at 100.00 1,128,348
1,000 5.250%, 1/01/38 - AGM Insured, (AMT) 1/33 at 100.00 1,118,336
1,250 5.250%, 1/01/40 - AGM Insured, (AMT) 1/33 at 100.00 1,379,309
2,000 5.500%, 1/01/41 - AGM Insured, (AMT) 1/33 at 100.00 2,246,494
2,155 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 2,187,177
10,665 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 10,953,699
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,826,480
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53 - AGM Insured
8/30 at 100.00 6,589,565
Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B
:
4,860 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 3,967,966
6,300 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 5,915,572
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
770 5.000%, 1/01/38 1/25 at 100.00 773,026
625 (f) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 630,822
150 (f) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 151,397
9,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 9,279,931
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A
:
4,000 4.000%, 9/01/36 9/28 at 100.00 4,029,991
7,630 5.000%, 9/01/43 9/28 at 100.00 7,854,421
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019,
4.000%, 9/01/37
9/29 at 100.00 1,007,579
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A
:
1,860 (f) 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 1,883,232
1,310 (f) 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 1,326,362

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
50
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 8,750 Northampton County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2016A, 4.000%, 8/15/34
8/26 at 100.00 $ 8,800,081
2,410 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 241
2,410 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 241
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 1,655,619
5,000 Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package
One Project, Series 2022, 5.500%, 6/30/40, (AMT)
12/32 at 100.00 5,607,935
3,750 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/38, (AMT)
6/26 at 100.00 3,784,331
4,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 3,956,668
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
4/24 at 100.00 3,415,262
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A
:
6,780 (g) 4.450%, 10/01/44, (UB) 10/32 at 100.00 6,782,509
2,730 (g) 4.600%, 10/01/49, (UB) 10/32 at 100.00 2,715,844
1,310 (g) 4.650%, 10/01/51, (UB) 10/32 at 100.00 1,311,100
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 3,375,325
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 7,462,895
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
140 5.250%, 12/01/41 12/32 at 100.00 159,635
1,490 5.250%, 12/01/42 12/32 at 100.00 1,692,962
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 16,057,326
25,430 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1, 5.000%, 6/01/42
6/27 at 100.00 26,340,590
1,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 3.000%, 12/01/42
12/30 at 100.00 1,259,949
Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018
:
2,500 5.000%, 5/01/36 5/28 at 100.00 2,681,839
2,250 5.000%, 5/01/37 5/28 at 100.00 2,405,033
1,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 4.000%, 5/01/42
11/27 at 100.00 717,711
2,230 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 2,074,601

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017
:
$ 2,000 5.000%, 7/01/29 7/27 at 100.00 $ 2,053,956
7,450 5.000%, 7/01/30 7/27 at 100.00 7,651,056
4,415 5.000%, 7/01/31 7/27 at 100.00 4,527,234
2,595 5.000%, 7/01/33 7/27 at 100.00 2,659,958
4,665 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/40 - BAM Insured
9/31 at 100.00 4,705,257
3,315 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/33, (AMT)
7/27 at 100.00 3,459,399
Total Pennsylvania 193,017,774
Puerto Rico - 1.7%
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 1,907,499
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
7,164 4.550%, 7/01/40 7/28 at 100.00 7,235,191
118,500 0.000%, 7/01/51 7/28 at 30.01 27,779,671
15,339 5.000%, 7/01/58 7/28 at 100.00 15,401,852
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,009,937
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
14,500 4.000%, 7/01/37 7/31 at 103.00 14,034,888
5,000 4.000%, 7/01/41 7/31 at 103.00 4,719,257
Total Puerto Rico 72,088,295
South Carolina - 0.1%
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/43
5/28 at 100.00 2,594,063
Total South Carolina 2,594,063
South Dakota - 0.0%
910 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 922,640
Total South Dakota 922,640
Tennessee - 2.4%
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 2,259,529
Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A
:
500 5.000%, 10/01/34 10/24 at 100.00 502,403
1,575 5.000%, 10/01/44 10/24 at 100.00 1,575,800
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 443,143
4,200 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/36
7/28 at 100.00 4,408,912
4,925 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%,
12/01/25
No Opt. Call 5,031,201
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Series 2018A
:

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
52
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 2,740 5.000%, 4/01/41 10/28 at 100.00 $ 2,839,380
145 (f) 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 157,254
Johnson City Health and Educational Facilities Board, Tennessee, Hospital
Revenue Refunding and Improvement Bonds, Johnson City Medical
Center, Series 1998C
:
2,025 (f) 5.125%, 7/01/25 - NPFG Insured, (ETM) 4/24 at 100.00 2,078,899
9,570 (f) 5.250%, 7/01/28 - NPFG Insured, (ETM) 4/24 at 100.00 9,867,858
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
2,000 4.000%, 4/01/36 4/27 at 100.00 1,941,136
310 5.000%, 4/01/36 4/27 at 100.00 316,681
Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A
:
2,955 5.000%, 1/01/36 1/27 at 100.00 3,066,161
5,000 5.000%, 1/01/42 1/27 at 100.00 5,106,608
160 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call 138,979
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
2,930 5.000%, 7/01/38 - AGM Insured 1/34 at 100.00 3,333,496
2,500 5.000%, 7/01/39 - AGM Insured 1/34 at 100.00 2,822,255
275 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 307,713
2,990 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 3,324,169
4,000 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 4,424,106
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023
:
1,320 5.000%, 5/01/42 5/33 at 100.00 1,433,084
2,000 5.000%, 5/01/43 5/33 at 100.00 2,158,640
515 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52, 144A
6/26 at 100.00 516,366
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A
:
3,965 5.000%, 7/01/40 7/26 at 100.00 4,019,636
5,240 5.000%, 7/01/46 7/26 at 100.00 5,274,478
385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 392,346
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University, Series 2023A
:
10,805 5.000%, 7/01/28 No Opt. Call 11,589,812
11,625 5.000%, 7/01/33 No Opt. Call 13,242,358
725 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26
4/24 at 100.00 726,078
Nashville Metropolitan Development and Housing Agency, Tennessee, Tax
increment Bonds, Fifth & Broadway Development Project, Series 2018
:
555 4.500%, 6/01/28, 144A No Opt. Call 556,435
570 5.125%, 6/01/36, 144A 6/28 at 100.00 581,365

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 1,100 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Residential Care Facility Mortgage Revenue Bonds, The Village  at
Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 $ 1,032,639
2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 2,126,718
5,090 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 5.000%, 2/01/27
No Opt. Call 5,186,744
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41
6/24 at 100.00 500,852
Total Tennessee 103,283,234
Texas - 6.2%
4,510 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/44, (AMT)
11/29 at 100.00 4,676,224
3,600 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020E, 5.000%, 1/01/45
1/30 at 100.00 3,777,154
2,525 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
4/24 at 100.00 2,526,885
1,250 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
4/24 at 100.00 1,252,155
5,500 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34
12/24 at 100.00 5,501,857
9,700 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 9,694,471
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
1,000 5.000%, 11/01/27, (AMT) No Opt. Call 1,054,967
3,635 5.000%, 11/01/28, (AMT) No Opt. Call 3,887,372
11,725 5.000%, 11/01/29, (AMT) No Opt. Call 12,745,768
15,870 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding & School Building Series 2024, 5.000%,
2/15/49
2/33 at 100.00 17,348,276
2,645 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/42
2/33 at 100.00 2,939,757
2,970 Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation,
Combination Tax Increment Reinvestment Zone 1, Subordinate Lien Series
2021A, 4.000%, 7/15/40 - BAM Insured
7/31 at 100.00 2,954,760
2,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
4/24 at 100.00 2,000,237
Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2023
:
795 5.250%, 8/01/33, (AMT) 2/33 at 100.00 876,577
1,185 5.000%, 8/01/35, (AMT) 2/33 at 100.00 1,276,781
1,000 5.250%, 8/01/37, (AMT) 2/33 at 100.00 1,085,867
795 5.250%, 8/01/38, (AMT) 2/33 at 100.00 856,033
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
4/24 at 100.00 8,332,662
4,750 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 4,816,164
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
54
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,750 0.000%, 11/15/36 - NPFG Insured 11/24 at 49.42 $ 1,320,555
6,300 0.000%, 11/15/37 - NPFG Insured 11/24 at 46.55 2,847,061
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
6,045 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 6,781,396
6,450 5.000%, 7/01/33 - AGM Insured, (AMT) No Opt. Call 7,314,292
6,120 5.000%, 7/01/34 - AGM Insured, (AMT) 7/33 at 100.00 6,930,836
2,675 5.000%, 7/01/35 - AGM Insured, (AMT) 7/33 at 100.00 3,017,720
2,500 5.250%, 7/01/39 - AGM Insured, (AMT) 7/33 at 100.00 2,788,087
5,000 5.250%, 7/01/40 - AGM Insured, (AMT) 7/33 at 100.00 5,541,931
5,000 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 5,516,329
2,500 5.250%, 7/01/42 - AGM Insured, (AMT) 7/33 at 100.00 2,746,706
3,475 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 3,800,453
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014
:
2,560 5.000%, 9/01/32 9/24 at 100.00 2,568,411
335 5.000%, 9/01/34 9/24 at 100.00 335,936
Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015
:
1,360 5.000%, 8/15/30 8/25 at 100.00 1,379,532
1,280 5.000%, 8/15/35 8/25 at 100.00 1,296,722
Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023
:
10,000 (g) 4.250%, 2/15/53, (UB) 2/33 at 100.00 9,912,094
3,190 5.500%, 2/15/58 - AGM Insured 2/33 at 100.00 3,549,903
4,025 Love Field Airport Modernization Corporation, Texas, Special Facilities
Revenue Bonds, Southwest Airlines Company - Love Field Modernization
Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
4/24 at 100.00 4,025,578
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2018, 5.000%, 5/15/48
5/28 at 100.00 1,864,399
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series
2016
:
665 5.000%, 11/01/46 4/24 at 103.00 538,957
805 5.000%, 11/01/51 4/24 at 103.00 634,715
570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 424,687
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.500%, 1/01/43
1/25 at 100.00 661,187
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 9,594,720
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
8,410 5.250%, 1/01/42 1/28 at 103.00 7,115,519
2,915 5.500%, 1/01/57 1/28 at 103.00 2,400,234
6,625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 6,558,988

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 10,000 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 $ 9,275,000
10,880 (f) North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45, (Pre-
refunded 9/01/31)
9/31 at 100.00 13,627,720
Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A
:
655 5.000%, 2/01/29 4/24 at 100.00 645,526
1,805 5.000%, 2/01/34 4/24 at 100.00 1,766,315
385 5.125%, 2/01/39 4/24 at 100.00 371,512
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 668,395
3,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 3,073,815
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
1,750 5.375%, 6/30/37, (AMT) 6/28 at 103.00 1,894,526
1,360 5.375%, 6/30/39, (AMT) 6/28 at 103.00 1,462,285
1,000 5.500%, 6/30/40, (AMT) 6/28 at 103.00 1,076,767
580 5.500%, 6/30/43, (AMT) 6/28 at 103.00 622,165
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016
:
10,115 5.000%, 12/31/40, (AMT) 12/25 at 100.00 10,163,714
1,000 5.000%, 12/31/50, (AMT) 12/25 at 100.00 992,132
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
1,680 4.000%, 12/31/37 12/30 at 100.00 1,716,194
1,750 4.000%, 6/30/38 12/30 at 100.00 1,783,845
2,845 4.000%, 12/31/38 12/30 at 100.00 2,894,929
1,300 4.000%, 6/30/39 12/30 at 100.00 1,318,987
1,500 4.000%, 12/31/39 12/30 at 100.00 1,521,908
3,690 4.000%, 6/30/40 12/30 at 100.00 3,725,661
5,000 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 5,064,009
15,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37
8/24 at 100.00 15,051,770
1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series 2015,
6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 1,049,825
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series 2015,
6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 1,156,887
Total Texas 269,994,802
Utah - 1.1%
3,500 Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2, 4.000%, 6/01/41
9/26 at 103.00 2,894,294
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 1,891,153

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
56
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah (continued)
$ 19,115 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 $ 19,565,262
13,165 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/37, (AMT)
7/28 at 100.00 13,772,029
1,700 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/41, (AMT)
7/33 at 100.00 1,875,552
Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C
:
1,750 (g) 4.450%, 1/01/44, (UB) 1/33 at 100.00 1,746,539
3,470 (g) 4.650%, 1/01/49, (UB) 1/33 at 100.00 3,471,037
660 (g) 4.700%, 1/01/54, (UB) 1/33 at 100.00 653,972
Total Utah 45,869,838
Virginia - 1.6%
6,000 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 6,520,433
4,010 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
4/24 at 100.00 3,799,121
5,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2022A, 5.000%,
2/01/40
2/32 at 100.00 5,592,909
Virginia Housing Development Authority, Rental Housing Bonds, Series
2024A
:
10,000 (g) 4.450%, 9/01/44, (UB) 9/33 at 100.00 10,011,577
4,325 (g) 4.600%, 9/01/49, (UB) 9/33 at 100.00 4,345,528
8,500 (g) 4.650%, 9/01/54, (UB) 9/33 at 100.00 8,559,482
2,070 Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A, 5.000%, 7/01/42
7/33 at 100.00 2,335,347
2,000 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A, 5.500%, 7/01/49, 144A
7/34 at 100.00 1,791,201
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
2,180 5.000%, 12/31/47, (AMT) 6/27 at 100.00 2,205,851
13,250 5.000%, 12/31/52, (AMT) 6/27 at 100.00 13,351,512
Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A
:
4,060 4.000%, 1/01/40 7/27 at 103.00 3,838,972
5,695 4.000%, 1/01/45 7/27 at 103.00 5,183,409
Total Virginia 67,535,342
Washington - 2.1%
5,500 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 5,514,743
35 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call 38,413
5,590 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 5,781,980
Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019
:
10,000 5.000%, 4/01/37, (AMT) 4/29 at 100.00 10,538,996
6,995 5.000%, 4/01/38, (AMT) 4/29 at 100.00 7,353,283

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016
:
$ 4,000 5.000%, 12/01/32 12/26 at 100.00 $ 4,070,363
1,120 5.000%, 12/01/37 12/26 at 100.00 1,126,097
3,630 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 3,492,500
1,600 (f) Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth,
Refunding Series 2014A, 5.000%, 11/15/28, (Pre-refunded 5/15/24)
5/24 at 100.00 1,601,525
2,960 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 2,908,699
6,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 5,999,500
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
3,090 5.000%, 8/15/33 8/27 at 100.00 3,179,790
5,955 5.000%, 8/15/34 8/27 at 100.00 6,120,189
2,695 5.000%, 8/15/35 8/27 at 100.00 2,763,227
Washington State Housing Finance Commission, Nonprofit Refunding
Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016
:
1,155 5.000%, 7/01/41, 144A 7/26 at 100.00 1,001,606
2,000 5.000%, 7/01/46, 144A 7/26 at 100.00 1,670,026
3,805 5.000%, 7/01/51, 144A 7/26 at 100.00 3,080,217
2,280 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
4/24 at 100.00 2,048,918
14,174 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call 12,782,638
4,540 Washington State, General Obligation Bonds, Various Purpose Series
2022A, 5.000%, 8/01/44
8/31 at 100.00 4,964,308
6,635 Washington State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/43
8/32 at 100.00 7,343,787
Total Washington 93,380,805
West Virginia - 0.5%
15,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/43
1/29 at 100.00 15,228,470
1,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/31
9/29 at 100.00 1,587,714
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
1,800 5.000%, 6/01/38 6/33 at 100.00 1,998,126
1,000 5.000%, 6/01/39 6/33 at 100.00 1,104,958
1,715 5.000%, 6/01/41 6/33 at 100.00 1,868,601
Total West Virginia 21,787,869
Wisconsin - 3.2%
1,250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36, 144A
2/26 at 100.00 1,223,705
815 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 5.000%, 6/15/40, 144A
6/30 at 100.00 815,370

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
58
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 200 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55, 144A
7/28 at 100.00 $ 171,654
2,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 1,699,281
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
11 (c) 0.000%, 1/01/47, 144A No Opt. Call 277
10 (c) 0.000%, 1/01/48, 144A No Opt. Call 229
9 (c) 0.000%, 1/01/49, 144A No Opt. Call 213
9 (c) 0.000%, 1/01/50, 144A No Opt. Call 191
9 (c) 0.000%, 1/01/51, 144A No Opt. Call 179
12 (c) 0.000%, 1/01/52, 144A No Opt. Call 216
11 (c) 0.000%, 1/01/53, 144A No Opt. Call 202
11 (c) 0.000%, 1/01/54, 144A No Opt. Call 184
11 (c) 0.000%, 1/01/55, 144A No Opt. Call 171
11 (c) 0.000%, 1/01/56, 144A No Opt. Call 159
579 (c) 5.500%, 7/01/56, 144A 3/28 at 100.00 439,711
12 (c) 0.000%, 1/01/57, 144A No Opt. Call 166
11 (c) 0.000%, 1/01/58, 144A No Opt. Call 153
11 (c) 0.000%, 1/01/59, 144A No Opt. Call 142
11 (c) 0.000%, 1/01/60, 144A No Opt. Call 131
11 (c) 0.000%, 1/01/61, 144A No Opt. Call 122
11 (c) 0.000%, 1/01/62, 144A No Opt. Call 112
10 (c) 0.000%, 1/01/63, 144A No Opt. Call 104
10 (c) 0.000%, 1/01/64, 144A No Opt. Call 97
10 (c) 0.000%, 1/01/65, 144A No Opt. Call 90
11 (c) 0.000%, 1/01/66, 144A No Opt. Call 90
128 (c) 0.000%, 1/01/67, 144A No Opt. Call 979
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
27 (c) 0.000%, 1/01/46, 144A No Opt. Call 734
27 (c) 0.000%, 1/01/47, 144A No Opt. Call 671
26 (c) 0.000%, 1/01/48, 144A No Opt. Call 632
26 (c) 0.000%, 1/01/49, 144A No Opt. Call 592
26 (c) 0.000%, 1/01/50, 144A No Opt. Call 542
28 (c) 0.000%, 1/01/51, 144A No Opt. Call 563
727 (c) 3.750%, 7/01/51, 144A 3/28 at 100.00 516,299
28 (c) 0.000%, 1/01/52, 144A No Opt. Call 521
28 (c) 0.000%, 1/01/53, 144A No Opt. Call 487
27 (c) 0.000%, 1/01/54, 144A No Opt. Call 456
27 (c) 0.000%, 1/01/55, 144A No Opt. Call 426
27 (c) 0.000%, 1/01/56, 144A No Opt. Call 399
27 (c) 0.000%, 1/01/57, 144A No Opt. Call 374
26 (c) 0.000%, 1/01/58, 144A No Opt. Call 349
26 (c) 0.000%, 1/01/59, 144A No Opt. Call 330
26 (c) 0.000%, 1/01/60, 144A No Opt. Call 308
25 (c) 0.000%, 1/01/61, 144A No Opt. Call 286
25 (c) 0.000%, 1/01/62, 144A No Opt. Call 269
25 (c) 0.000%, 1/01/63, 144A No Opt. Call 252
25 (c) 0.000%, 1/01/64, 144A No Opt. Call 238
24 (c) 0.000%, 1/01/65, 144A No Opt. Call 222
24 (c) 0.000%, 1/01/66, 144A No Opt. Call 203
314 (c) 0.000%, 1/01/67, 144A No Opt. Call 2,395
1,650 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A
4/24 at 100.00 1,650,976

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 $ 3,484,180
14,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 13,534,970
5,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call 5,065,302
2,735 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 1,641,000
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
2,655 4.000%, 7/01/36, (AMT) 7/28 at 100.00 2,268,900
3,225 4.250%, 7/01/54, (AMT) 7/31 at 100.00 2,306,724
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
1,360 6.250%, 1/01/38, 144A 1/28 at 100.00 612,000
4,065 6.375%, 1/01/48, 144A 1/28 at 100.00 1,829,250
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 450,000
4,300 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 4,150,130
Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A
:
10,050 5.000%, 6/15/38, 144A 6/26 at 100.00 10,070,079
3,360 5.000%, 6/15/48, 144A 6/26 at 100.00 3,248,547
7,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 6,912,914
Public Finance Authority, Wisconsin, Tax Increment, Revenue Senior
Bonds, Miami, Miami World Center Project, Series 2024A
:
3,525 5.000%, 6/01/41, 144A 6/29 at 103.00 3,437,851
1,465 8.000%, 6/15/42, 144A 6/29 at 103.00 1,434,346
33,500 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 - AGM
Insured
12/30 at 29.95 5,632,784
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
4/24 at 100.00 18,011,858
7,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%,
8/15/42
8/27 at 100.00 7,307,509
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014
:
1,880 5.250%, 10/01/39 4/24 at 101.00 1,747,970
1,000 5.375%, 10/01/44 4/24 at 101.00 910,391
3,500 5.500%, 10/01/49 4/24 at 101.00 3,167,442
6,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 5,839,416
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 4,919,785

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
60
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 435 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 $ 435,923
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A
:
2,980 5.000%, 7/01/34 7/24 at 100.00 2,982,982
2,100 4.350%, 7/01/36 4/24 at 100.00 2,100,279
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014
:
5,000 5.000%, 12/01/34 4/24 at 101.00 4,843,028
4,435 5.000%, 12/01/44 4/24 at 101.00 3,894,285
4,225 5.250%, 12/01/49 4/24 at 101.00 3,746,894
5,189 Wisconsin Housing and Economic Development Authority, Homeowners
Mortgage Revenue Bonds, Guaranteed Mortgage-Backed Securities
Program, Pass Through Series 2017A, 2.690%, 7/01/47
10/26 at 100.00 4,587,327
Total Wisconsin 137,106,518
Total Municipal Bonds
(cost $4,197,208,355) 4,260,473,541
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2 .0 % X 87,556,875
$ 28,000 United States Treasury Note/Bond 4.750% 11/15/53 $ 29,890,000
28,000 United States Treasury Note/Bond 4.750% 11/15/43 29,045,625
28,000 United States Treasury Note/Bond 4.500% 11/15/33 28,621,250
Total U.S. Government and Agency Obligations
(cost $88,319,363) 87,556,875
Shares Description (a) Value
X –
COMMON STOCKS - 1 .1 % X 46,418,523
Utilities - 1.1%
8,110 (h),(i) Talen Energy Supply LLC $ 713,680
20,588 (d),(i),(j) Vistra Vision 45,704,843
Total Utilities 46,418,523
Total Common Stocks
(cost $14,517,128) 46,418,523
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1% X 4,166,699
$ 4,467 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875% 1/20/38 $ 4,166,699
Total Asset-Backed and Mortgage-Backed Securities
(cost $4,112,752) 4,166,699

Principal
Amount (000) Description (a) Coupon (k)
Reference
Rate (k) Spread (k) Maturity (l) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (k) X 41,241
Capital Goods - 0.0%
$ 321 (c),(d) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 41,241
Total Capital Goods 41,241
Total Variable Rate Senior Loan Interests
(cost $321,690) 41,241
Total Long-Term Investments
(cost $4,304,479,288) 4,398,656,879
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 2.3%
X –
MUNICIPAL BONDS - 2 .3 % X 99,835,000
National - 1.6%
$ 38,400 (m) Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5029.Ticker Symbol - VMO, 4.000%, 10/09/24,
(AMT), (Mandatory Put 2/29/2024), 144A
No Opt. Call $ 38,400,000
31,435 (m) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM, 3.100%, 10/09/24,
(AMT), (Mandatory Put 4/3/2024), 144A
No Opt. Call 31,435,000
Total National 69,835,000
Texas - 0.7%
30,000 (m) Gulf Coast Industrial Development Authority, Texas, Revenue Bonds,
ExxonMobil Project, Series 2012, 3.850%, 11/01/41
1/24 at 100.00 30,000,000
Total Texas 30,000,000
Total Municipal Bonds
(cost $99,835,000) 99,835,000
Total Short-Term Investments
(cost $99,835,000) 99,835,000
Total Investments (cost $ 4,404,314,288 ) - 103 .4% 4,498,491,879
Borrowings - (1.9)% (n) (80,742,931)
Floating Rate Obligations - (2.9)% (123,995,000)
Other Assets & Liabilities, Net -   1.4% 56,393,129
Net Assets - 100% $ 4,350,147,077
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
62
(k) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(l) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(m) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(n) Borrowings as a percentage of Total Investments is 1.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments March 31, 2024
2,0
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.7%
X –
MUNICIPAL BONDS - 95 .2 % X 7,057,148,856
Alabama - 1.8%
$ 7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding
Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 $ 7,908,233
5,080 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 5,112,861
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 2,976,253
3,615 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 3,629,017
6,815 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 6,746,774
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 3,188,020
4,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023C, 5.500%, 10/01/54, (Mandatory Put 6/01/32)
3/32 at 100.12 4,382,148
8,285 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 8,378,109
5,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-2, 5.250%, 12/01/53, (Mandatory Put 12/01/30)
9/30 at 100.32 5,399,255
Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020
:
1,045 5.000%, 8/01/26 - AGM Insured No Opt. Call 1,079,455
1,000 5.000%, 8/01/28 - AGM Insured No Opt. Call 1,070,480
1,000 5.000%, 8/01/30 - AGM Insured No Opt. Call 1,104,078
5,500 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 5,521,452
7,420 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 7,149,382
245 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27
4/25 at 100.00 235,014
Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue
Bonds, Jackson Hospital & Clinic, Series 2015
:
2,235 5.000%, 3/01/25 No Opt. Call 2,177,462
1,725 5.000%, 3/01/26 No Opt. Call 1,645,035
8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 8,032,310
12,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32)
1/32 at 100.22 12,838,219
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 9,942,212
1,820 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53, (Mandatory
Put 12/01/29)
9/29 at 100.10 1,943,425

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
64
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alabama (continued)
$ 15,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 $ 15,550,200
345 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call 342,237
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
5,909 4.500%, 5/01/32, 144A 5/29 at 100.00 5,942,445
4,250 5.250%, 5/01/44, 144A 5/29 at 100.00 4,291,275
10,000 West Jefferson, Alabama, Industrial Development Board Pollution Control
Revenue Bonds, Alabama Power Company, Refunding Series 1998,
3.650%, 6/01/28
No Opt. Call 9,883,764
Total Alabama 136,469,115
Alaska - 0.1%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 1,477,949
2,500 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2024A-II, 4.500%, 6/01/44
6/33 at 100.00 2,503,065
Total Alaska 3,981,014
Arizona - 1.2%
980 Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2020C.
Forward Delivery, 5.000%, 8/01/26
No Opt. Call 1,024,844
Arizona State, Certificates of Participation, Refunding Series 2019A
:
5,705 (c) 5.000%, 10/01/26, (ETM) No Opt. Call 5,987,305
16,880 (c) 5.000%, 10/01/27, (ETM) No Opt. Call 18,122,368
1,330 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 1,337,547
1,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 1,001,094
22,745 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 23,443,822
775 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call 785,811
890 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 787,891
1,950 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 1,964,161
450 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 5.000%, 9/01/27
No Opt. Call 473,648
5,055 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48, (Mandatory Put
10/18/24)
No Opt. Call 5,083,376
2,915 (d) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.020%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
4/24 at 100.00 2,911,429

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 2,570 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, El Paso Electric Company, Refunding Series 2009A,
3.600%, 2/01/40
6/29 at 100.00 $ 2,289,747
Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan
Economic Educational Development Fund, Refunding Series 2020B
:
3,615 5.000%, 8/01/26 - AGM Insured No Opt. Call 3,754,742
4,220 5.000%, 8/01/27 - AGM Insured No Opt. Call 4,462,509
3,975 5.000%, 8/01/28 - AGM Insured No Opt. Call 4,286,834
Paradise Valley Unified School District No. 69, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project of 2019, Series
2022D
:
625 5.000%, 7/01/36 7/32 at 100.00 719,073
675 5.000%, 7/01/37 7/32 at 100.00 766,752
Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A
:
5,000 4.000%, 12/01/33 6/25 at 100.00 5,031,492
5,000 5.000%, 12/01/36 6/25 at 100.00 5,080,876
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
1,235 5.000%, 12/01/32 No Opt. Call 1,318,848
1,120 5.000%, 12/01/37 No Opt. Call 1,220,018
720 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1. TEMPS
-85, 1.500%, 12/01/27
4/24 at 100.00 679,902
Total Arizona 92,534,089
Arkansas - 0.8%
3,140 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 3,209,645
1,165 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 1,210,258
14,355 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 14,225,656
1,785 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 1,787,864
11,415 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 12,008,196
1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
4/24 at 100.00 1,000,717
Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
:
2,305 2.000%, 6/01/29 12/26 at 100.00 2,093,411
2,500 2.000%, 6/01/30 12/26 at 100.00 2,226,307
2,905 2.000%, 6/01/31 12/26 at 100.00 2,523,138
2,280 Little Rock, Arkansas, General Obligation Bonds, Capital Improvement
Series 2022A, 3.875%, 2/01/43
2/28 at 100.00 2,281,502
Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds,
Series 2014
:
1,610 5.000%, 7/01/26 7/24 at 100.00 1,614,742
1,500 5.000%, 7/01/28 7/24 at 100.00 1,504,232

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
66
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arkansas (continued)
$ 1,935 5.000%, 7/01/29 7/24 at 100.00 $ 1,940,459
1,005 5.000%, 7/01/30 7/24 at 100.00 1,007,835
4,595 5.000%, 7/01/34 7/24 at 100.00 4,608,077
Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014
:
2,175 5.000%, 12/01/25 12/24 at 100.00 2,194,400
1,820 5.000%, 12/01/27 12/24 at 100.00 1,834,042
University of Arkansas, Fayetteville, Various Facilities Revenue Bonds,
Refunding & Improvement Series 2019A
:
1,245 5.000%, 11/01/34 5/29 at 100.00 1,366,858
1,260 5.000%, 11/01/35 5/29 at 100.00 1,379,262
Total Arkansas 60,016,601
California - 4.0%
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 5,271,733
5,240 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30)
8/30 at 100.12 5,780,323
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A
:
1,430 5.000%, 6/01/30 No Opt. Call 1,582,509
1,310 5.000%, 6/01/32 6/30 at 100.00 1,446,917
635 5.000%, 6/01/33 6/30 at 100.00 700,665
350 4.000%, 6/01/34 6/30 at 100.00 365,838
2,190 4.000%, 6/01/36 6/30 at 100.00 2,267,369
3,000 4.000%, 6/01/38 6/30 at 100.00 3,067,325
1,580 4.000%, 6/01/40 6/30 at 100.00 1,600,203
California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A
:
1,205 5.000%, 8/15/35 8/27 at 100.00 1,249,695
1,345 5.000%, 8/15/36 8/27 at 100.00 1,388,284
970 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 983,069
17,420 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-2, 3.750%, 3/25/35
No Opt. Call 16,994,199
2,863 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call 2,641,476
5,810 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.950%,
1/01/50, (AMT), (Mandatory Put 1/30/25)
4/24 at 100.00 5,795,683
4,135 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Academy of Sciences, San Francisco, Series 2024A,
3.250%, 8/01/29
8/28 at 100.00 4,151,441
6,200 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020B-2, 3.000%, 10/01/47,
(Mandatory Put 10/01/26)
4/26 at 101.17 6,132,866
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
5,950 3.250%, 12/31/32 - AGM Insured, (AMT) 6/28 at 100.00 5,651,918
4,000 5.000%, 12/31/33, (AMT) 6/28 at 100.00 4,010,223
5,000 5.000%, 12/31/34, (AMT) 6/28 at 100.00 5,012,156

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT)
:
$ 2,590 5.000%, 7/01/34, (AMT), 144A 7/33 at 100.00 $ 2,868,620
2,500 5.000%, 7/01/35, (AMT), 144A 7/33 at 100.00 2,748,308
2,500 5.000%, 7/01/36, (AMT), 144A 7/33 at 100.00 2,731,935
6,055 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 6,031,807
24,490 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 24,440,214
12,330 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call 12,228,305
5,425 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 5,483,855
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
1,500 5.000%, 12/01/27, 144A 6/26 at 100.00 1,531,744
2,695 5.000%, 12/01/31, 144A 6/26 at 100.00 2,756,576
4,200 5.000%, 12/01/36, 144A 6/26 at 100.00 4,272,982
6,180 5.000%, 12/01/41, 144A 6/26 at 100.00 6,245,480
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
885 5.000%, 12/01/28, 144A 6/28 at 100.00 919,791
2,530 5.000%, 12/01/33, 144A 6/28 at 100.00 2,631,957
3,790 5.250%, 12/01/38, 144A 6/28 at 100.00 3,923,329
915 (c) California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/25, (Pre-refunded 7/01/24)
7/24 at 100.00 918,105
450 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call 500,573
6 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 6,105
270 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2003D, 5.000%, 5/01/33, (Mandatory Put 11/01/29)
No Opt. Call 300,344
2,585 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2004M, 5.000%, 4/01/38, (Mandatory Put 11/01/29)
No Opt. Call 2,875,516
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-1,
3.000%, 6/01/48, 144A
6/31 at 100.00 4,228,005
6,605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.000%, 7/01/43, 144A
7/32 at 100.00 5,192,677
4,265 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1, 2.650%,
12/01/46, 144A
12/31 at 100.00 3,352,360
5,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 3,495,228

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
68
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
El Dorado Union High School District, El Dorado County, California,
General Obligation Bonds, Series 2020
:
$ 1,430 5.000%, 8/01/33 - AGM Insured 8/27 at 100.00 $ 1,538,611
2,200 5.000%, 8/01/34 - AGM Insured 8/27 at 100.00 2,367,319
7,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 874,883
4,125 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 4,325,269
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call 1,202,648
Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C
:
1,000 5.000%, 9/01/30 9/24 at 100.00 1,006,836
1,015 5.000%, 9/01/32 9/24 at 100.00 1,021,858
465 5.000%, 9/01/34 9/24 at 100.00 467,893
930 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 - AGM
Insured
4/24 at 100.00 930,299
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27
No Opt. Call 1,825,395
7,415 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/26, (AMT)
No Opt. Call 7,636,720
Los Angeles, California, Special Tax Bonds, Community Facilities District 4,
Playa Vista Phase I, Series 2014
:
1,060 5.000%, 9/01/24 No Opt. Call 1,064,911
1,240 5.000%, 9/01/25 9/24 at 100.00 1,247,780
1,010 5.000%, 9/01/26 9/24 at 100.00 1,016,540
400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM Insured
9/25 at 100.00 412,335
5,440 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
5.875%, 8/01/28
2/28 at 100.00 6,110,378
10,635 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call 11,371,711
8,465 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call 9,051,390
8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 9,248,090
5,355 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/34
No Opt. Call 3,870,739
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 - AGM
Insured
10/24 at 100.00 2,374,262
Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B
:
2,115 0.000%, 10/01/34 No Opt. Call 1,466,368
2,000 0.000%, 10/01/36 No Opt. Call 1,259,182

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 5,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023A, 5.000%,
5/01/27, (AMT)
No Opt. Call $ 5,217,551
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
5,075 (c) 5.000%, 1/15/29, (Pre-refunded 1/15/25) 1/25 at 100.00 5,138,521
21,270 (c) 5.000%, 1/15/34, (Pre-refunded 1/15/25) 1/25 at 100.00 21,536,226
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A
:
845 6.250%, 7/01/24 No Opt. Call 849,988
505 (c) 6.250%, 7/01/24, (ETM) No Opt. Call 508,019
3,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 3,228,208
Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A
:
1,540 5.000%, 7/01/24 No Opt. Call 1,541,210
1,415 5.000%, 7/01/25 No Opt. Call 1,426,505
1,450 3.250%, 7/01/27 7/25 at 100.00 1,394,251
1,435 3.500%, 7/01/28 7/25 at 100.00 1,406,183
1,355 3.750%, 7/01/29 7/25 at 100.00 1,340,180
2,500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call 2,591,794
Total California 293,647,761
Colorado - 2.6%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 2,641,629
Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A
:
3,015 5.500%, 12/01/32 12/28 at 100.00 3,385,972
1,250 5.500%, 12/01/33 12/28 at 100.00 1,403,341
8,575 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A
4/24 at 102.00 8,578,315
1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 1,062,050
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 8,612,136
980 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 3.750%,
7/01/26, 144A
No Opt. Call 962,402
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Regis University Project, Refunding Series 2016
:
1,910 5.000%, 10/01/25 No Opt. Call 1,902,394
1,235 5.000%, 10/01/30 10/25 at 100.00 1,229,588
1,715 3.125%, 10/01/31 10/25 at 100.00 1,494,428
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/37
11/29 at 100.00 5,432,787
3,235 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018B, 5.000%,
11/15/48, (Mandatory Put 11/20/25)
No Opt. Call 3,303,113
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
4,010 5.000%, 8/01/25 No Opt. Call 4,100,676
4,700 5.000%, 8/01/36 8/29 at 100.00 5,067,614

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
70
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 12,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 $ 12,453,328
33,615 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 34,453,489
10,035 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.000%, 12/01/34
No Opt. Call 11,794,156
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/40
12/27 at 103.00 1,846,949
14,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 11,731,385
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/36
1/30 at 100.00 1,027,429
2,755 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 1,899,335
6,510 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 4,393,288
5,000 Colorado State Education Loan Program, Tax and Revenue Anticipation
Notes, Series 2023B, 4.500%, 6/28/24
No Opt. Call 5,010,343
1,025 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
4/24 at 100.00 1,009,872
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
1,705 5.750%, 11/15/34, (AMT) 11/32 at 100.00 2,026,128
830 5.750%, 11/15/35, (AMT) 11/32 at 100.00 982,422
5,140 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/35, (AMT)
12/28 at 100.00 5,460,000
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B
:
1,290 5.000%, 11/15/26, (AMT) No Opt. Call 1,338,081
3,590 5.000%, 11/15/27, (AMT) No Opt. Call 3,789,938
8,645 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
4/24 at 100.00 8,645,034
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
1,500 5.000%, 12/01/31 12/26 at 100.00 1,541,811
500 5.000%, 12/01/32 12/26 at 100.00 513,739
645 5.000%, 12/01/33 12/26 at 100.00 662,265
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A
:
1,795 5.250%, 12/01/39, 144A 4/24 at 103.00 1,817,615
345 5.250%, 12/01/39, 144A 4/24 at 103.00 349,346
5,900 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 5,926,768
1,040 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/35,
144A
3/26 at 103.00 917,137
3,945 (g) Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 0.000%, 12/01/42
12/27 at 81.99 2,357,082

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 305 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36
12/25 at 103.00 $ 278,977
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 646,688
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
600 5.000%, 1/15/28 No Opt. Call 633,754
550 5.000%, 7/15/28 No Opt. Call 585,819
750 5.000%, 1/15/29 No Opt. Call 805,458
500 5.000%, 7/15/29 No Opt. Call 541,419
555 5.000%, 1/15/30 No Opt. Call 605,962
445 5.000%, 7/15/30 No Opt. Call 489,419
1,035 5.000%, 1/15/31 No Opt. Call 1,145,049
3,400 4.000%, 7/15/40 No Opt. Call 3,373,587
Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A
:
2,100 4.500%, 12/01/32 3/27 at 103.00 1,965,119
9,095 5.000%, 12/01/42 3/27 at 103.00 8,491,462
1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 - AGC
Insured
12/25 at 100.00 940,058
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 635,813
1,025 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 1,024,312
Total Colorado 193,286,281
Connecticut - 1.6%
4,515 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 4,507,313
640 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 645,643
1,965 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53, (Mandatory
Put 1/01/25)
10/24 at 100.93 1,975,935
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
1,785 5.000%, 7/01/33 7/29 at 100.00 1,852,728
4,730 4.000%, 7/01/34 7/29 at 100.00 4,665,815
10,000 4.000%, 7/01/35 7/29 at 100.00 9,834,986
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1
:
700 4.000%, 7/01/26 No Opt. Call 703,290
925 4.000%, 7/01/27 No Opt. Call 936,007
775 4.000%, 7/01/28 No Opt. Call 788,668
600 4.000%, 7/01/29 No Opt. Call 613,603
14,360 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 2.800%, 7/01/48, (Mandatory Put 2/10/26)
No Opt. Call 14,109,804
10,410 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put 7/01/26)
No Opt. Call 10,032,001

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
72
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 7,755 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49, (Mandatory
Put 7/01/24)
4/24 at 100.00 $ 7,696,798
1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 1,130,228
2,020 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 1,864,659
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 1,290,633
5,570 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 4,747,604
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1
:
5,195 2.450%, 5/15/38 5/29 at 100.00 4,336,159
4,215 3.500%, 11/15/45 5/29 at 100.00 4,126,523
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 3,776,020
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 2,162,612
10,265 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 7,406,942
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 7,965,661
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 16,824,281
Connecticut State, General Obligation Bonds, Refunding Series 2023B
:
1,335 5.000%, 8/01/25 No Opt. Call 1,366,065
2,000 5.000%, 8/01/26 No Opt. Call 2,088,759
Total Connecticut 117,448,737
Delaware - 0.3%
18,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 17,339,953
1,950 Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024A, 4.450%, 7/01/44
1/33 at 100.00 1,954,557
Total Delaware 19,294,510
District of Columbia - 1.6%
3,645 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
4/24 at 100.00 3,645,154
143,565 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
4/24 at 25.62 34,843,412
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding First Senior Lien Series 2019A
:
1,250 5.000%, 10/01/33 10/28 at 100.00 1,355,644
2,770 5.000%, 10/01/34 10/28 at 100.00 3,002,206
1,625 5.000%, 10/01/36 10/28 at 100.00 1,746,879
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2014A
:
11,500 5.000%, 10/01/28, (AMT) 10/24 at 100.00 11,551,629
2,595 5.000%, 10/01/31, (AMT) 10/24 at 100.00 2,607,963
1,910 5.000%, 10/01/32, (AMT) 10/24 at 100.00 1,919,484

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 15,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 $ 15,072,088
4,915 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015B, 5.000%, 10/01/35, (AMT)
10/25 at 100.00 4,987,497
5,575 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call 5,779,989
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A, 5.000%, 10/01/31, (AMT)
10/29 at 100.00 5,404,571
8,300 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call 8,763,284
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A
:
2,460 5.000%, 10/01/33, (AMT) 10/32 at 100.00 2,769,992
5,000 5.000%, 10/01/34, (AMT) 10/32 at 100.00 5,620,012
2,440 5.000%, 10/01/35, (AMT) 10/32 at 100.00 2,730,722
2,835 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 5.000%, 7/15/27
No Opt. Call 3,024,601
Total District of Columbia 114,825,127
Florida - 4.8%
11,195 Broward County School Board, Florida, Certificates of Participation, Series
2022A, 5.000%, 7/01/26
No Opt. Call 11,653,337
Broward County, Florida, Airport System Revenue Bonds, Series 2015A
:
10,000 5.000%, 10/01/34, (AMT) 10/25 at 100.00 10,156,489
15,135 5.000%, 10/01/35, (AMT) 10/25 at 100.00 15,358,243
5,500 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/34, (AMT)
10/29 at 100.00 5,933,963
3,315 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call 3,146,712
Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017
:
1,410 2.500%, 9/01/24 - AGM Insured No Opt. Call 1,396,492
1,405 2.750%, 9/01/25 - AGM Insured No Opt. Call 1,378,212
900 2.750%, 9/01/26 - AGM Insured No Opt. Call 887,164
545 3.000%, 9/01/27 - AGM Insured No Opt. Call 541,370
Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series
2015
:
9,685 5.000%, 10/01/32 10/25 at 100.00 9,849,974
7,325 5.000%, 10/01/33 10/25 at 100.00 7,449,774
4,195 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/35, 144A
7/26 at 100.00 4,118,207
320 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%,
6/15/27, 144A
6/26 at 100.00 321,566
1,155 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35
6/27 at 100.00 1,186,482
30,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
4/24 at 107.00 31,312,995
17,615 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
4/24 at 100.00 17,619,127

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
74
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
$ 44,460 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 4/24 at 101.00 $ 44,475,272
30,650 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 4/24 at 101.00 30,666,005
14,850 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 104.00 14,767,343
23,220 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24), 144A
4/24 at 100.00 23,215,126
Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Nova Southeastern University Project, Refunding Series 2016
:
1,355 5.000%, 4/01/32 4/26 at 100.00 1,397,073
1,885 5.000%, 4/01/33 4/26 at 100.00 1,943,374
6,015 5.000%, 4/01/34 4/26 at 100.00 6,196,581
4,290 5.000%, 4/01/35 4/26 at 100.00 4,417,723
715 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 694,219
1,915 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 1,916,344
4,470 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 3,873,708
7,890 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 5,497,100
1,495 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 1,550,868
9,715 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015C, 4.000%, 6/01/32
6/24 at 100.00 9,716,844
10,180 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015E, 4.000%, 6/01/34
6/25 at 100.00 10,221,134
5,355 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 5,379,041
3,375 Hillsborough County, Florida, Solid Waste and Resource Recovery
Revenue Bonds, Refunding Series 2016A, 4.000%, 9/01/34
No Opt. Call 3,384,699
5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call 5,429,877
6,020 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 6,090,351
5,060 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 5,180,148
Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Refunding Series 2014B
:
2,830 5.000%, 7/01/24 No Opt. Call 2,834,890
2,175 5.000%, 7/01/27 7/24 at 100.00 2,179,461
Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A
:
5,000 5.000%, 10/01/32, (AMT) 10/24 at 100.00 5,022,377
11,000 5.000%, 10/01/35, (AMT) 10/24 at 100.00 11,044,154
7,645 Orange County Health Facilities Authority Revenue Bonds, Florida,
Presbyterian Retirement Communities Obligated Group Project, Series
2023A, 4.000%, 8/01/36
8/30 at 103.00 7,474,816

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A
:
$ 4,000 5.000%, 11/01/32 - AGM Insured 11/27 at 100.00 $ 4,217,628
2,015 5.000%, 11/01/34 - AGM Insured 11/27 at 100.00 2,112,168
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 1,026,069
2,525 (c) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 2,545,252
4,200 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call 3,778,961
585 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41, 144A
5/31 at 100.00 490,311
Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A
:
315 4.000%, 6/15/36, 144A 6/31 at 100.00 288,901
425 4.000%, 6/15/41, 144A 6/31 at 100.00 360,546
4,840 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 4,990,655
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 1,132,344
Total Florida 357,821,470
Georgia - 2.3%
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
6,000 5.000%, 7/01/33, (AMT) No Opt. Call 6,814,232
7,000 5.000%, 7/01/34, (AMT) 7/33 at 100.00 7,939,353
7,000 5.000%, 7/01/35, (AMT) 7/33 at 100.00 7,908,709
1,000 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Power Company Vogtle Plant, First Series 2013, 3.375%,
11/01/53, (Mandatory Put 3/12/27)
No Opt. Call 994,689
1,625 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2013A,
1.500%, 1/01/40, (Mandatory Put 2/03/25)
No Opt. Call 1,568,424
3,670 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series 2021B.
TEMPS-80, 2.250%, 10/01/28, 144A
4/24 at 100.00 3,287,193
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2018A
:
1,315 3.600%, 12/01/33 6/27 at 100.00 1,301,164
1,235 3.850%, 12/01/38 6/27 at 100.00 1,212,361
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019A
:
2,940 3.050%, 12/01/34 6/28 at 100.00 2,782,141
4,000 3.350%, 12/01/39 6/28 at 100.00 3,637,660
8,285 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 7,160,547
4,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 3,220,836
960 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2023A, 4.150%, 12/01/38
6/32 at 100.00 965,926

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
76
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 5,765 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 $ 5,663,353
Georgia State, General Obligation Bonds, Series 2015A
:
5,000 4.000%, 2/01/32 2/25 at 100.00 5,023,456
5,000 4.000%, 2/01/33 2/25 at 100.00 5,023,257
Gwinnett County School District, Georgia, General Obligation Bonds,
Sales Tax Series 2022B
:
10,000 5.000%, 8/01/25 No Opt. Call 10,239,275
7,565 5.000%, 8/01/26 No Opt. Call 7,919,874
2,500 Main Street Natural Gas Inc, 5.000%, 12/01/54, (Mandatory Put 3/01/32) 12/31 at 100.24 2,685,414
26,605 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 26,641,079
3,665 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 3,695,234
10,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 10,591,110
12,160 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 12,743,106
19,400 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 18,882,202
5,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 5,296,962
4,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 4,275,225
Total Georgia 167,472,782
Guam - 0.2%
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024A
:
400 5.000%, 7/01/26 No Opt. Call 414,437
450 5.000%, 7/01/27 No Opt. Call 475,101
800 5.000%, 7/01/28 No Opt. Call 858,107
1,250 5.000%, 7/01/30 No Opt. Call 1,380,770
1,095 5.000%, 7/01/35 7/34 at 100.00 1,254,156
1,450 5.000%, 7/01/36 7/34 at 100.00 1,649,043
1,350 5.000%, 7/01/37 7/34 at 100.00 1,520,280
630 5.000%, 7/01/38 7/34 at 100.00 704,820
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024B
:
500 5.000%, 7/01/25, (WI/DD) No Opt. Call 508,939
650 5.000%, 7/01/26, (WI/DD) No Opt. Call 673,459
500 5.000%, 7/01/27, (WI/DD) No Opt. Call 527,890
1,000 5.000%, 7/01/28, (WI/DD) No Opt. Call 1,072,634
1,000 5.000%, 7/01/29, (WI/DD) No Opt. Call 1,088,176
1,100 5.000%, 7/01/30, (WI/DD) No Opt. Call 1,215,078
Total Guam 13,342,890
Hawaii - 0.7%
13,280 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 8,782,703
8,700 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 6,917,519

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Hawaii (continued)
Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A
:
$ 5,515 5.000%, 7/01/26 7/25 at 100.00 $ 5,619,677
4,510 5.000%, 7/01/27 7/25 at 100.00 4,590,805
7,050 5.000%, 7/01/28 7/25 at 100.00 7,182,927
7,825 5.000%, 7/01/29 7/25 at 100.00 7,976,484
14,630 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Department of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call 12,678,184
Total Hawaii 53,748,299
Idaho - 0.5%
310 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities
Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 307,766
1,455 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 1,374,068
2,540 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project,
Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 2,755,342
1,100 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
4/24 at 100.00 1,100,007
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39, 144A
7/26 at 100.00 1,002,193
950 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 810,366
5,850 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A, 4.450%, 1/01/44
1/33 at 100.00 5,838,431
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 11,902,228
14,190 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 11,102,311
Total Idaho 36,192,712
Illinois - 9.4%
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 4,711,860
Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series
2016
:
942 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 923,308
1,028 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 1,003,835
947 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 938,787
Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series
2016
:
932 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 913,507
1,395 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 1,362,207
1,423 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 1,410,659
29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 31,019,053
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017
:
1,860 5.000%, 4/01/33 4/27 at 100.00 1,922,493
1,000 5.000%, 4/01/42 4/27 at 100.00 1,014,797
1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 1,194,941

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
78
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 10,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 $ 11,921,747
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
:
3,125 5.000%, 12/01/27 No Opt. Call 3,250,473
12,385 5.000%, 12/01/30 12/27 at 100.00 12,770,613
2,600 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 2,671,587
2,700 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 2,770,029
8,925 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 9,098,233
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A
:
1,000 5.000%, 12/01/33 12/28 at 100.00 1,037,836
1,500 5.000%, 12/01/35 12/28 at 100.00 1,550,634
2,300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24
No Opt. Call 2,312,542
2,545 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/26
No Opt. Call 2,278,300
3,930 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019B, 5.000%, 12/01/33
12/29 at 100.00 4,129,415
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 21,289,919
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
3,000 5.000%, 12/01/30 No Opt. Call 3,214,767
11,110 5.500%, 12/01/31 No Opt. Call 12,374,471
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 6,191,756
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A
:
5,720 5.000%, 1/01/33 1/25 at 100.00 5,766,304
4,225 5.000%, 1/01/34 1/25 at 100.00 4,258,941
6,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/37
1/29 at 100.00 6,512,931
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 4.500%, 1/01/48
1/31 at 100.00 992,304
3,320 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.250%, 1/01/38
1/32 at 100.00 3,621,318
17,865 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 18,718,177
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
4,470 5.000%, 1/01/25 No Opt. Call 4,511,390
2,045 5.000%, 1/01/26 No Opt. Call 2,095,239
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
4,740 5.000%, 1/01/29 - BAM Insured No Opt. Call 5,085,016
7,965 5.000%, 1/01/30 - BAM Insured No Opt. Call 8,664,565
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2024A
:
715 5.000%, 1/01/26 No Opt. Call 730,440
1,100 5.000%, 1/01/27 No Opt. Call 1,140,365

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,250 5.000%, 1/01/28 No Opt. Call $ 1,315,375
1,500 5.000%, 1/01/29 No Opt. Call 1,600,352
3,440 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/41
11/30 at 100.00 3,381,702
4,010 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/39
12/32 at 100.00 4,600,806
Effingham and Clay Counties Community Unit School District Number 40,
Effingham,  Illinois, General Obligation Bonds, School Series 2019A
:
1,000 4.000%, 12/01/30 - BAM Insured 12/27 at 100.00 1,035,537
1,000 4.000%, 12/01/34 - BAM Insured 12/27 at 100.00 1,025,191
1,395 4.000%, 12/01/35 - BAM Insured 12/27 at 100.00 1,419,732
1,455 4.000%, 12/01/36 - BAM Insured 12/27 at 100.00 1,472,617
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call 494,143
Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding
Series 2017
:
1,018 3.000%, 3/01/26 - BAM Insured No Opt. Call 1,009,449
1,048 3.150%, 3/01/27 - BAM Insured 3/26 at 100.00 1,044,363
5,675 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call 5,746,499
6,215 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call 6,471,674
8,330 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 8,450,408
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39
8/27 at 100.00 6,409,450
2,105 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series
2016, 5.000%, 3/01/30
3/26 at 100.00 2,166,303
Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C
:
2,365 3.625%, 2/15/32 2/27 at 100.00 2,357,353
10,000 3.750%, 2/15/34 2/27 at 100.00 10,027,129
30,010 4.000%, 2/15/41 2/27 at 100.00 29,254,702
1,505 (c) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 1,536,981
70 (c) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 71,488
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
475 (c) 5.000%, 9/01/26, (Pre-refunded 9/01/24) 9/24 at 100.00 477,299
1,205 (c) 5.000%, 9/01/27, (Pre-refunded 9/01/24) 9/24 at 100.00 1,210,831
775 (c) 5.000%, 9/01/29, (Pre-refunded 9/01/24) 9/24 at 100.00 778,750
2,450 (c) 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 2,461,856
3,015 (c) 4.625%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 3,024,997
7,055 (c) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 7,089,139
Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series
2019
:
2,505 5.000%, 4/01/31 4/29 at 100.00 2,693,592
1,300 5.000%, 4/01/32 4/29 at 100.00 1,395,531
4,500 5.000%, 4/01/34 4/29 at 100.00 4,821,205
7,610 5.000%, 4/01/36 4/29 at 100.00 8,083,681
5,395 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call 5,433,675
Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital,
Refunding Series 2016A
:
2,410 (c) 5.000%, 7/01/33, (Pre-refunded 7/01/26) 7/26 at 100.00 2,509,734

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
80
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 3,170 (c) 5.000%, 7/01/34, (Pre-refunded 7/01/26) 7/26 at 100.00 $ 3,301,186
5,000 (c) 5.000%, 7/01/35, (Pre-refunded 7/01/26) 7/26 at 100.00 5,206,917
Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A
:
1,000 5.000%, 11/15/27 11/25 at 100.00 1,021,676
1,890 5.000%, 11/15/28 11/25 at 100.00 1,932,166
2,000 5.000%, 11/15/29 11/25 at 100.00 2,044,554
2,265 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
4/24 at 100.00 2,244,676
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
2,215 5.000%, 8/15/35 8/25 at 100.00 2,251,928
5,000 5.000%, 8/15/44 8/25 at 100.00 5,039,440
Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C
:
1,545 5.000%, 3/01/32 3/27 at 100.00 1,598,824
2,750 5.000%, 3/01/33 3/27 at 100.00 2,846,876
1,650 5.000%, 3/01/34 3/27 at 100.00 1,709,048
1,815 4.000%, 3/01/35 3/27 at 100.00 1,793,309
3,125 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 3,291,384
3,285 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 3,333,787
4,570 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021B, 5.000%, 8/15/53, (Mandatory Put 8/15/31)
No Opt. Call 5,032,312
21,355 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 15,148,616
560 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 480,910
Illinois State, General Obligation Bonds, February Series 2014
:
4,985 5.000%, 2/01/25 4/24 at 100.00 4,989,977
4,675 5.000%, 2/01/26 4/24 at 100.00 4,679,845
6,275 5.000%, 2/01/27 4/24 at 100.00 6,281,971
Illinois State, General Obligation Bonds, June Series 2016
:
1,000 5.000%, 6/01/28 6/26 at 100.00 1,035,790
3,040 3.500%, 6/01/29 6/26 at 100.00 3,018,039
2,180 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 2,221,148
Illinois State, General Obligation Bonds, May Series 2014
:
1,500 5.000%, 5/01/27 5/24 at 100.00 1,501,806
1,000 5.000%, 5/01/28 5/24 at 100.00 1,001,207
1,800 5.000%, 5/01/32 5/24 at 100.00 1,801,861
12,200 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/26
No Opt. Call 12,721,646
4,885 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 5,180,661
Illinois State, General Obligation Bonds, November Series 2017D
:
3,155 5.000%, 11/01/25 No Opt. Call 3,232,445
3,995 3.250%, 11/01/26 No Opt. Call 3,932,916
10,020 5.000%, 11/01/26 No Opt. Call 10,452,157
20,450 5.000%, 11/01/27 No Opt. Call 21,743,186
610 5.000%, 11/01/28 11/27 at 100.00 646,876

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 2,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 $ 2,199,106
4,000 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/26
No Opt. Call 4,120,748
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 1,723,486
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A
:
6,915 5.000%, 12/01/31 1/26 at 100.00 7,117,813
7,015 5.000%, 12/01/32 1/26 at 100.00 7,220,896
6,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Series 2024A, 5.000%, 1/01/36
7/34 at 100.00 7,112,215
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C
:
9,860 5.000%, 1/01/36 1/25 at 100.00 9,981,408
10,000 5.000%, 1/01/39 1/25 at 100.00 10,103,756
7,555 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call 7,774,806
Kane County Community Unit School District 304 Geneva, Illinois, General
Obligation Bonds, Series 2007A
:
3,940 9.000%, 1/01/25 - AGM Insured No Opt. Call 4,096,383
1,220 (c) 9.000%, 1/01/25, (ETM) No Opt. Call 1,268,053
Kendall, Kane, and Will Counties Community Unit School District 308
Oswego,  Illinois, General Obligation Bonds, Refunding School Series
2016
:
5,020 5.000%, 2/01/34 2/26 at 100.00 5,110,818
3,465 5.000%, 2/01/35 2/26 at 100.00 3,524,007
LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois,
General Obligation Bonds, School Building Series 2017
:
1,140 5.000%, 12/01/24 - BAM Insured No Opt. Call 1,148,023
1,485 5.000%, 12/01/30 - BAM Insured 12/26 at 100.00 1,556,699
1,165 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 1,220,944
1,645 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 1,723,135
1,725 5.000%, 12/01/33 - BAM Insured 12/26 at 100.00 1,801,539
1,815 5.000%, 12/01/34 - BAM Insured 12/26 at 100.00 1,891,759
LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series
2019
:
1,845 4.000%, 12/01/27 No Opt. Call 1,900,281
1,925 4.000%, 12/01/28 12/27 at 100.00 1,986,152
1,560 4.000%, 12/01/29 12/27 at 100.00 1,611,629
Madison County Community Unit School District 7 Edwardsville, Illinois,
General Obligation Bonds, Series 2017A
:
2,430 5.000%, 12/01/28 12/25 at 100.00 2,476,049
2,500 5.000%, 12/01/29 12/25 at 100.00 2,545,352
1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/31 - AGM Insured
11/26 at 100.00 1,562,603
4,380 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 4,023,606
1,905 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/51
No Opt. Call 467,252
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
82
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,810 (g) 0.000%, 12/15/37 No Opt. Call $ 1,372,243
9,045 (g) 0.000%, 12/15/42 6/38 at 100.00 6,640,762
6,000 (g) 0.000%, 12/15/47 6/38 at 100.00 4,312,338
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 1,051,379
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
9,580 0.000%, 12/15/29 - NPFG Insured No Opt. Call 7,890,511
3,970 0.000%, 6/15/30 0 at 67.44 3,212,648
15,000 0.000%, 12/15/40 - AGM Insured No Opt. Call 7,621,212
Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds,
Series 2018
:
377 3.100%, 3/01/26 - BAM Insured No Opt. Call 374,044
440 3.200%, 3/01/27 - BAM Insured No Opt. Call 432,899
304 3.300%, 3/01/28 - BAM Insured 3/27 at 100.00 299,356
519 3.450%, 3/01/30 - BAM Insured 3/27 at 100.00 519,677
380 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 368,269
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
325 5.000%, 10/01/27 - BAM Insured No Opt. Call 340,076
650 5.000%, 10/01/28 - BAM Insured No Opt. Call 690,852
2,270 Peoria Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series 2011,
0.000%, 12/01/24
No Opt. Call 2,201,528
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM Insured
4/24 at 100.00 1,491,499
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017
:
8,985 (c) 5.000%, 6/01/25, (ETM) No Opt. Call 9,132,932
3,040 (c) 5.000%, 6/01/27, (Pre-refunded 6/01/26) 6/26 at 100.00 3,147,367
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017
:
1,283 3.700%, 3/01/29 - BAM Insured 3/27 at 100.00 1,292,167
1,073 3.800%, 3/01/30 - BAM Insured 3/27 at 100.00 1,080,580
2,187 4.000%, 3/01/33 - BAM Insured 3/27 at 100.00 2,235,834
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization
Bonds, Second Lien Series 2020A
:
2,425 5.000%, 1/01/36 1/30 at 100.00 2,647,599
2,435 5.000%, 1/01/37 - BAM Insured 1/30 at 100.00 2,627,364
2,935 Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project,
Series 2016B, 4.000%, 10/15/40
10/25 at 100.00 2,921,048
Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project, Series
2020
:
965 4.000%, 4/15/34 4/30 at 100.00 997,097
1,250 4.000%, 10/15/35 4/30 at 100.00 1,280,638
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
7,805 5.000%, 3/01/33 3/25 at 100.00 7,881,470
13,960 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 14,094,270
11,330 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 11,373,229

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 4,215 Will and Kendall Counties Community Consolidated School District 202
Plainfield, Illinois, General Obligation Bonds, Series 2016C, 5.000%,
1/01/25
No Opt. Call $ 4,255,504
5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Capital Appreciation Refunding School Series
2013B, 0.000%, 1/01/30
No Opt. Call 4,543,129
5,000 (c) Will County, Illinois, General Obligation Bonds, Alternate Revenue Source,
Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 5,138,224
Winnebago-Boone Counties School District 205 Rockford, Illinois, General
Obligation Bonds, Series 2013
:
4,070 0.000%, 2/01/25 No Opt. Call 3,926,513
3,855 0.000%, 2/01/26 No Opt. Call 3,584,936
Total Illinois 697,213,155
Indiana - 2.9%
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham
College, Refunding Series 2013A, 5.000%, 10/01/32
4/24 at 100.00 6,001,958
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 3,523,580
3,070 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 2,847,496
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
1.400%, 8/01/29, (Mandatory Put 8/01/26)
8/26 at 100.00 5,779,289
4,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Southern Indiana Gas & Electric Company, Refunding Series 2013A,
4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28)
5/28 at 100.00 3,944,271
2,375 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A, 4.125%,
12/01/26
No Opt. Call 2,376,374
6,440 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019B, 2.100%, 11/01/49, (Mandatory Put 11/01/26)
5/26 at 100.00 6,116,209
12,800 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-3, 5.000%,
10/01/55, (Mandatory Put 7/01/32)
7/31 at 101.64 14,443,210
4,260 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 4,344,371
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A
:
740 5.000%, 10/01/24 No Opt. Call 744,777
1,710 5.000%, 10/01/26 10/24 at 100.00 1,723,168
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 1,024,175
11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 8,023,789
1,500 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A-1, 4.500%, 7/01/44
1/33 at 100.00 1,502,140
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2019D
:
14,375 5.000%, 1/01/27, (AMT) No Opt. Call 14,940,705
4,225 5.000%, 1/01/29, (AMT) No Opt. Call 4,530,611

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
84
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2023I-2
:
$ 3,000 5.000%, 1/01/27, (AMT) No Opt. Call $ 3,118,060
3,150 5.000%, 1/01/28, (AMT) No Opt. Call 3,322,677
Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2013A
:
7,910 5.250%, 8/15/28 4/24 at 100.00 7,918,301
10,000 5.250%, 8/15/29 4/24 at 100.00 10,010,494
12,580 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/26
No Opt. Call 13,146,660
Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A
:
520 5.000%, 10/01/27 10/24 at 100.00 524,004
730 5.000%, 10/01/28 10/24 at 100.00 735,657
1,035 5.000%, 10/01/29 10/24 at 100.00 1,043,021
1,360 5.000%, 10/01/31 10/24 at 100.00 1,370,473
1,215 5.000%, 10/01/33 10/24 at 100.00 1,224,416
4,000 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Series 2015, 4.250%,
9/01/55, (AMT), (Mandatory Put 9/01/28)
No Opt. Call 4,044,049
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 33,971,077
Southwest Allen Multi School Building Corporation, Allen County, Indiana,
First Mortgage Bonds, Series 2020
:
675 4.000%, 7/15/24 No Opt. Call 675,194
575 4.000%, 1/15/25 No Opt. Call 576,726
11,300 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 11,311,543
Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014
:
1,040 5.000%, 2/01/25 8/24 at 100.00 1,045,000
1,025 5.000%, 2/01/26 8/24 at 100.00 1,030,182
1,805 5.000%, 2/01/27 8/24 at 100.00 1,813,825
1,800 5.000%, 2/01/29 8/24 at 100.00 1,808,801
2,700 5.000%, 2/01/31 8/24 at 100.00 2,713,201
33,305 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunding Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 34,025,187
Total Indiana 217,294,671
Iowa - 0.6%
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
3,555 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 3,713,779
1,940 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 2,055,973
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 1,759,171
8,985 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 8,854,010
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 5,320,875
2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 1,728,899

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Class 1 Series 2021A-2
:
$ 800 5.000%, 6/01/27 No Opt. Call $ 842,426
2,100 5.000%, 6/01/28 No Opt. Call 2,247,718
1,600 5.000%, 6/01/30 No Opt. Call 1,759,371
1,605 5.000%, 6/01/31 No Opt. Call 1,786,892
1,610 5.000%, 6/01/32 6/31 at 100.00 1,791,591
1,000 5.000%, 6/01/33 6/31 at 100.00 1,111,792
6,575 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 6,638,946
8,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 8,192,275
Total Iowa 47,803,718
Kansas - 0.3%
7,950 Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B, 5.000%, 9/01/30
9/25 at 100.00 8,133,035
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B
:
5,000 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 5,630,767
3,280 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 3,518,672
2,400 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 2,376,303
Total Kansas 19,658,777
Kentucky - 1.3%
Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019
:
110 4.000%, 2/01/33 2/30 at 100.00 110,493
500 4.000%, 2/01/34 2/30 at 100.00 501,234
180 4.000%, 2/01/35 2/30 at 100.00 179,722
1,110 4.000%, 2/01/36 2/30 at 100.00 1,100,373
5,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 3,990,048
21,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32, (AMT)
6/31 at 100.00 17,730,265
1,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.375%, 2/01/36
2/26 at 100.00 1,022,689
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 3,266,054
1,190 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%,
6/01/46
6/25 at 100.00 1,104,380
2,465 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 2,653,191
Louisville Regional Airport Authority, Kentucky, Airport System Revenue
Bonds, Refunding Series 2014A
:
1,320 5.000%, 7/01/26, (AMT) 7/24 at 100.00 1,321,830
3,280 5.000%, 7/01/28, (AMT) 7/24 at 100.00 3,286,826
7,800 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023B, 5.000%, 10/01/47,
(Mandatory Put 10/01/29)
4/29 at 100.73 8,417,764

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
86
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 6,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 $ 4,875,476
Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016
:
1,005 5.000%, 8/01/25 No Opt. Call 1,010,502
1,060 5.000%, 8/01/26 No Opt. Call 1,073,832
1,110 5.000%, 8/01/27 8/26 at 100.00 1,129,284
1,165 5.000%, 8/01/28 8/26 at 100.00 1,187,719
1,230 5.000%, 8/01/29 8/26 at 100.00 1,254,670
2,935 5.000%, 8/01/37 8/26 at 100.00 2,972,045
15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/01/29)
No Opt. Call 13,973,978
5,075 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019A-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.29 5,094,579
5,895 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 5,884,650
1,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 999,982
3,335 Trimble County, Kentucky, Environmental Facilities Revenue Bonds,
Louisville Gas & Electric Company Project, Series 2023A, 4.700%, 6/01/54,
(AMT), (Mandatory Put 6/01/27)
3/27 at 100.00 3,365,905
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 4,187,179
University of Kentucky, General Receipts Bonds, Series 2018A
:
1,485 3.000%, 10/01/34 4/26 at 100.00 1,424,177
5,040 3.125%, 10/01/37 4/26 at 100.00 4,640,887
1,525 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call 1,666,385
Total Kentucky 99,426,119
Louisiana - 1.9%
Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019
:
14,510 5.000%, 12/01/34 12/29 at 100.00 14,529,992
10,900 5.000%, 12/01/39 12/29 at 100.00 10,574,247
14,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call 14,197,526
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 1,834,850
4,080 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A, 4.400%, 12/01/44, (WI/DD)
6/33 at 100.00 4,040,148
1,925 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, American Biocarbon
CT LLC Series 2021, 4.000%, 12/01/46, (AMT), (Mandatory Put 6/25/24)
5/24 at 100.00 1,923,365
11,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Louisiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 9,241,850

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 17,770 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 $ 17,167,254
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
1,415 5.000%, 5/15/28 5/27 at 100.00 1,475,319
1,065 5.000%, 5/15/29 5/27 at 100.00 1,111,357
1,185 5.000%, 5/15/30 5/27 at 100.00 1,238,674
1,755 5.000%, 5/15/31 5/27 at 100.00 1,834,949
1,120 5.000%, 5/15/32 5/27 at 100.00 1,170,181
2,695 5.000%, 5/15/46 5/27 at 100.00 2,748,610
1,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 800,000
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016
:
1,095 5.000%, 5/15/30 5/26 at 100.00 1,129,032
25 (c) 5.000%, 5/15/30, (Pre-refunded 5/15/26) 5/26 at 100.00 25,883
3,420 5.000%, 5/15/32 5/26 at 100.00 3,523,635
35 (c) 5.000%, 5/15/32, (Pre-refunded 5/15/26) 5/26 at 100.00 36,237
3,675 5.000%, 5/15/33 5/26 at 100.00 3,785,325
40 (c) 5.000%, 5/15/33, (Pre-refunded 5/15/26) 5/26 at 100.00 41,413
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/31
5/25 at 100.00 1,018,667
5,000 Louisiana State, General Obligation Bonds, Series 2016A, 5.000%,
9/01/34
9/26 at 100.00 5,208,135
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
Louis Armstrong New Orleans International Airport, Series 2023B
:
900 5.000%, 1/01/37, (AMT) 1/33 at 100.00 985,232
980 5.000%, 1/01/39, (AMT) 1/33 at 100.00 1,056,012
1,420 5.000%, 1/01/40, (AMT) 1/33 at 100.00 1,521,118
New Orleans, Louisiana, General Obligation Bonds, Public Improvement
Series 2021A
:
5,195 5.000%, 12/01/26 No Opt. Call 5,433,216
6,015 5.000%, 12/01/29 No Opt. Call 6,625,918
New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015
:
1,020 5.000%, 12/01/24 No Opt. Call 1,029,721
480 5.000%, 12/01/25 No Opt. Call 494,026
795 5.000%, 12/01/27 12/25 at 100.00 816,535
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014
:
250 5.000%, 6/01/24 No Opt. Call 250,400
605 5.000%, 6/01/25 6/24 at 100.00 606,432
500 (c) 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 500,899
640 (c) 5.000%, 6/01/27, (Pre-refunded 6/01/24) 6/24 at 100.00 641,150
380 (c) 5.000%, 6/01/28, (Pre-refunded 6/01/24) 6/24 at 100.00 380,683
600 (c) 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 601,078
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015
:
410 (c) 5.000%, 6/01/30, (Pre-refunded 6/01/25) 6/25 at 100.00 417,691
775 (c) 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 789,538
1,000 (c) 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 1,018,759
1,075 (c) 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 1,095,165
3,265 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 3,587,374
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 3,465,614

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
88
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 1,040 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call $ 996,442
Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B
:
760 5.000%, 12/01/26 - AGM Insured No Opt. Call 791,294
1,475 5.000%, 12/01/29 - AGM Insured 12/28 at 100.00 1,582,014
1,500 5.000%, 12/01/30 - AGM Insured 12/28 at 100.00 1,603,437
1,795 5.000%, 12/01/32 - AGM Insured 12/28 at 100.00 1,910,227
1,630 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 1,662,847
6,005 3.000%, 12/01/35 - AGM Insured 12/28 at 100.00 5,631,578
Total Louisiana 144,151,049
Maine - 0.6%
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A
:
4,560 4.000%, 7/01/41 7/26 at 100.00 4,047,287
5,685 4.000%, 7/01/46 7/26 at 100.00 4,750,113
840 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/37
7/30 at 100.00 853,901
Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A
:
200 5.000%, 7/01/26 - AGM Insured No Opt. Call 207,703
150 5.000%, 7/01/27 - AGM Insured No Opt. Call 159,033
240 5.000%, 7/01/28 - AGM Insured No Opt. Call 259,715
685 2.500%, 7/01/29 - AGM Insured No Opt. Call 673,309
200 5.000%, 7/01/30 - AGM Insured No Opt. Call 225,028
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 7,552,039
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 2,162,652
7,425 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 5,547,252
6,280 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 5,061,232
3,250 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 2,330,132
10,675 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 7,560,624
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 2,244,971
Total Maine 43,634,991
Maryland - 1.8%
Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016
:
1,270 3.250%, 1/01/31 1/26 at 100.00 1,214,751
3,365 5.000%, 1/01/37 1/26 at 100.00 3,414,734
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,760 5.000%, 9/01/27 No Opt. Call 1,751,915
2,780 5.000%, 9/01/29 9/27 at 100.00 2,771,957
1,000 5.000%, 9/01/30 9/27 at 100.00 999,329
1,365 5.000%, 9/01/31 9/27 at 100.00 1,362,909
145 5.000%, 9/01/34 9/27 at 100.00 144,294

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 1,500 5.000%, 9/01/39 9/27 at 100.00 $ 1,478,990
2,800 Charles County, Maryland, General Obligation Bonds, Refunding &
Consolidated Public Improvement Series 2017, 2.400%, 10/01/29
10/27 at 100.00 2,621,420
3,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 2,635,645
22,335 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 9/01/39
3/29 at 100.00 19,337,554
10,375 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.500%, 9/01/40
3/29 at 100.00 8,194,753
15,055 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 10,088,283
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 9,306,242
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 15,148,374
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 1,032,968
7,000 Maryland Health and Higher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%,
7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 7,288,532
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A
:
805 5.000%, 7/01/32 7/26 at 100.00 824,874
2,250 5.000%, 7/01/33 7/26 at 100.00 2,305,272
1,650 5.000%, 7/01/34 7/26 at 100.00 1,692,762
2,000 5.000%, 7/01/35 7/26 at 100.00 2,050,467
1,570 5.000%, 7/01/36 7/26 at 100.00 1,606,328
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 921,843
7,825 (c) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25, (Pre-
refunded 7/01/24)
7/24 at 100.00 7,849,483
15,025 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Second Series 2020A-2, 5.000%, 8/01/25
No Opt. Call 15,386,488
7,080 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Refunding Series 2024A, 5.000%, 7/01/37
7/34 at 100.00 8,231,106
2,065 (c) Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2014, 4.000%, 6/01/42, (Pre-refunded 6/01/24)
6/24 at 100.00 2,065,392
Total Maryland 131,726,665
Massachusetts - 1.2%
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
835 5.000%, 7/01/26 7/24 at 100.00 821,400
680 5.000%, 7/01/27 7/24 at 100.00 663,675
925 5.000%, 7/01/28 7/24 at 100.00 896,768
960 5.000%, 7/01/29 7/24 at 100.00 920,612

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
90
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 4,800 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32,
144A
4/24 at 104.00 $ 4,786,301
1,969 (e) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28,
144A
4/24 at 100.00 19,688
14,455 (c) Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 16,100,323
1,670 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 1,528,238
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
2,275 5.000%, 7/01/33 7/28 at 100.00 2,437,645
1,085 5.000%, 7/01/38 7/28 at 100.00 1,146,655
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G
:
415 5.000%, 7/15/32, 144A 7/30 at 100.00 425,534
320 5.000%, 7/15/33, 144A 7/30 at 100.00 328,019
300 5.000%, 7/15/34, 144A 7/30 at 100.00 307,205
270 5.000%, 7/15/35, 144A 7/30 at 100.00 275,699
135 5.000%, 7/15/36, 144A 7/30 at 100.00 137,120
145 5.000%, 7/15/37, 144A 7/30 at 100.00 146,260
Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2018L
:
1,080 5.000%, 10/01/30 10/28 at 100.00 1,132,137
1,240 5.000%, 10/01/31 10/28 at 100.00 1,300,200
1,775 5.000%, 10/01/32 10/28 at 100.00 1,859,221
Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G
:
1,130 5.000%, 7/01/35 7/31 at 100.00 1,229,700
1,045 5.000%, 7/01/36 7/31 at 100.00 1,130,503
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 3,876,034
4,245 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 3,985,229
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 1,137,552
1,650 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.000%, 12/01/39
12/28 at 100.00 1,410,378
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 2,049,551
2,100 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 2,071,412
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 2,514,943
7,570 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 6,427,426
2,330 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 1,749,969
4,930 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 3,552,323

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 4,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 $ 3,530,457
2,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 2,295,408
Massachusetts State, General Obligation Bonds, Refunding Series 2024B
:
2,800 5.000%, 11/01/37 5/34 at 100.00 3,295,092
2,800 5.000%, 11/01/38 5/34 at 100.00 3,270,807
6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 6,923,156
Total Massachusetts 85,682,640
Michigan - 2.5%
2,880 Detroit Downtown Development Authority, Michigan, Tax Increment
Bonds, Development  Area 1 Projects, Refunding Series 1996B, 0.000%,
7/01/24
No Opt. Call 2,838,796
665 Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 683,361
11,080 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Series 2019C, 3.750%, 11/15/49, (Mandatory Put 5/15/26)
No Opt. Call 11,101,717
11,260 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/28)
No Opt. Call 10,029,122
17,335 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/28)
No Opt. Call 15,440,038
5,010 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 5,056,940
11,530 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43, (Mandatory
Put 12/01/28)
6/28 at 100.00 12,293,424
8,855 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call 8,849,187
Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1
:
2,500 5.000%, 6/01/33 12/30 at 100.00 2,736,612
2,435 4.000%, 6/01/34 12/30 at 100.00 2,511,367
1,000 4.000%, 6/01/35 12/30 at 100.00 1,025,860
2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 2,365,573
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 6,334,106
2,255 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 2,135,817
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 11,135,359
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 20,237,180
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 6,809,563

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
92
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call $ 19,348,599
21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate Series
2008ET-2, 1.350%, 8/01/29
No Opt. Call 18,628,684
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 2,254,467
2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 2,267,513
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Refunding Series 2015F
:
8,125 5.000%, 12/01/28, (AMT) 12/25 at 100.00 8,274,428
3,765 5.000%, 12/01/32, (AMT) 12/25 at 100.00 3,832,007
5,295 5.000%, 12/01/33, (AMT) 12/25 at 100.00 5,388,559
5,000 5.000%, 12/01/34, (AMT) 12/25 at 100.00 5,085,867
Total Michigan 186,664,146
Minnesota - 1.2%
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
910 5.000%, 2/15/33 2/28 at 100.00 958,571
1,150 5.000%, 2/15/37 2/28 at 100.00 1,201,337
7,585 4.250%, 2/15/43 2/28 at 100.00 7,383,784
13,955 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 14,945,723
1,370 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/28
5/27 at 100.00 1,429,462
5,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2015C, 3.500%, 3/01/28
3/25 at 100.00 5,000,317
3,807 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 3,378,418
2,800 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
4/24 at 100.00 2,669,741
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B
:
6,065 2.625%, 1/01/40 7/29 at 100.00 4,929,595
7,120 3.500%, 7/01/50 7/29 at 100.00 6,979,367
5,430 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 4,349,638
4,605 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 3,252,880
4,110 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 2,955,243
9,245 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 6,898,294
4,235 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 4,272,271
425 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 4.000%, 1/01/28
7/24 at 100.00 425,200

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 6,445 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 $ 6,252,171
White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2021A
:
2,650 2.000%, 2/01/28 2/27 at 100.00 2,454,355
3,095 2.000%, 2/01/29 2/27 at 100.00 2,831,249
4,135 2.000%, 2/01/30 2/27 at 100.00 3,741,915
Total Minnesota 86,309,531
Mississippi - 0.2%
5,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
4/24 at 100.00 5,523,513
1,000 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 628,835
Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A
:
2,490 2.450%, 12/01/39 6/29 at 100.00 1,972,757
2,700 3.750%, 6/01/49 6/29 at 100.00 2,661,010
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 1,032,195
2,830 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2024A, 4.000%, 12/01/39
12/32 at 100.00 2,812,874
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A
:
2,000 5.000%, 10/15/37 10/28 at 100.00 2,074,319
1,590 4.000%, 10/15/38 10/28 at 100.00 1,592,192
Total Mississippi 18,297,695
Missouri - 0.8%
1,010 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
4/24 at 102.00 1,031,489
4,000 Ladue School District, Saint Louis County, Missouri, General Obligation
Bonds, Series 2021, 2.000%, 3/01/32
3/27 at 100.00 3,473,758
10,425 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 9,816,719
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 11,299,820
15,085 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 13,585,972
3,640 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2019C,
2.750%, 11/01/39
5/29 at 100.00 3,066,106
1,500 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2020A,
2.550%, 11/01/40
5/29 at 100.00 1,209,294
1,015 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021A,
2.150%, 11/01/41
5/30 at 100.00 719,237

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
94
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 4,215 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
2.000%, 11/01/41
5/30 at 100.00 $ 2,891,721
Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015
:
5,000 4.000%, 8/01/35 8/25 at 100.00 5,005,437
5,000 4.000%, 8/01/36 8/25 at 100.00 4,985,345
980 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
4/24 at 102.00 1,001,493
Total Missouri 58,086,391
Montana - 0.4%
1,505 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Building Series 2018, 5.000%, 7/01/38
7/28 at 100.00 1,617,558
25,675 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 22,172,619
2,675 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 2,712,799
1,000 Gallatin County School District 44 Belgrade, Montana, General Obligation
Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 1,044,461
1,045 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 2.000%, 12/01/41
6/30 at 100.00 716,081
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
2.000%, 12/01/41
12/30 at 100.00 1,182,047
560 Montana Facility Finance Authority, Montana, Health Facilities Revenue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 545,763
Total Montana 29,991,328
National - 0.1%
5,166 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call 4,775,868
4,737 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37
No Opt. Call 3,745,427
Total National 8,521,295
Nebraska - 1.2%
6,640 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 7,025,391
Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014
:
2,025 5.000%, 5/15/28 5/24 at 100.00 2,026,616
8,520 5.000%, 5/15/44 5/24 at 100.00 8,526,004
1,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 1,016,535
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018
:
1,250 5.000%, 7/01/24 No Opt. Call 1,251,323
530 5.000%, 7/01/25 No Opt. Call 535,981
750 5.000%, 7/01/26 7/25 at 100.00 758,738
200 5.000%, 7/01/27 7/25 at 100.00 202,502
835 5.000%, 7/01/28 7/25 at 100.00 846,251
485 5.000%, 7/01/29 7/25 at 100.00 491,806
1,000 5.000%, 7/01/30 7/25 at 100.00 1,014,281
180 5.000%, 7/01/33 7/25 at 100.00 182,343

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska (continued)
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D
:
$ 160 2.600%, 9/01/34 3/29 at 100.00 $ 141,150
7,205 2.850%, 9/01/39 3/29 at 100.00 6,179,572
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 8,073,163
595 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 449,384
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 13,102,382
2,290 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.125%, 9/01/38
3/32 at 100.00 2,302,265
5,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Subordinated Lien Series 2014CC, 4.000%, 2/01/38
4/24 at 100.00 4,960,272
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call 1,413,285
8,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 8,072,874
1,760 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019, 4.000%, 6/15/33
6/29 at 100.00 1,823,166
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 2,116,332
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 3,640,771
Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding & Improvement
Series 2016A
:
3,660 5.250%, 2/01/28 2/27 at 100.00 3,689,640
1,355 5.250%, 2/01/29 2/27 at 100.00 1,365,448
5,885 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 3.375%, 12/15/37
6/28 at 100.00 5,771,858
Total Nebraska 86,979,333
Nevada - 0.3%
5,285 (c) Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 5,300,022
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016
:
1,695 4.000%, 9/01/32 9/26 at 100.00 1,637,859
2,205 4.000%, 9/01/35 9/26 at 100.00 2,041,607
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 3,656,145
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 2,050,248
2,495 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call 2,400,556
4,000 Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra
Pacific Power Company, Refunding Series 2016B, 3.625%, 3/01/36,
(Mandatory Put 10/01/29)
No Opt. Call 4,032,866
Total Nevada 21,119,303

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
96
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Hampshire - 0.7%
$ 16,291 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call $ 15,882,383
10,644 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-2 Class A, 4.000%, 10/20/36
No Opt. Call 10,116,184
6,340 New Hampshire Business Finance Authority, 4.250%, 7/20/41 No Opt. Call 6,295,354
14,000 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 4.500%,
10/01/33
No Opt. Call 14,800,229
1,145 (c) New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 1,154,755
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Concord Hospital, Series 2021A
:
1,000 4.000%, 10/01/32 4/31 at 100.00 1,033,854
1,000 4.000%, 10/01/34 4/31 at 100.00 1,034,954
1,000 4.000%, 10/01/38 4/31 at 100.00 1,005,882
1,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 1,023,827
1,095 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%,
10/01/34
10/26 at 100.00 1,095,025
Total New Hampshire 53,442,447
New Jersey - 3.5%
1,580 Borough of Fair Lawn NJ, 2.000%, 9/01/32 9/27 at 100.00 1,378,732
Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021
:
1,220 2.000%, 8/15/29 - BAM Insured 8/28 at 100.00 1,115,621
2,075 2.000%, 8/15/30 - BAM Insured 8/28 at 100.00 1,872,233
2,060 2.000%, 8/15/31 - BAM Insured 8/28 at 100.00 1,816,130
East Brunswick Township, Middlesex County, New Jersey, General
Obligation Bonds, Series 2021
:
1,095 2.000%, 2/15/26 No Opt. Call 1,054,979
1,385 2.000%, 2/15/27 No Opt. Call 1,315,428
1,355 2.000%, 2/15/30 2/29 at 100.00 1,230,473
1,410 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 1,199,027
1,960 (c) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 1,960,658
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series
2019, 2.250%, 2/01/29 - BAM Insured
No Opt. Call 1,474,900
4,115 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/32
11/29 at 100.00 4,542,585
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013
:
1,350 5.000%, 1/01/28, (AMT) 4/24 at 100.00 1,350,710
2,345 5.000%, 1/01/31 - AGM Insured, (AMT) 4/24 at 100.00 2,346,354
2,000 5.375%, 1/01/43, (AMT) 4/24 at 100.00 2,005,305
7,290 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 7,127,069
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 25,445,767

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
:
$ 700 5.000%, 6/15/26 No Opt. Call $ 725,181
455 5.000%, 6/15/27 No Opt. Call 481,299
430 5.000%, 6/15/28 No Opt. Call 463,696
5,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 5,083,296
37,560 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 33,245,562
4,745 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call 4,738,111
3,345 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 2,204,353
1,050 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 1,069,915
1,125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Virtua Health Inc Series 2013, 5.000%, 7/01/24
4/24 at 100.00 1,127,657
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A
:
435 3.500%, 12/01/29, (AMT) 12/26 at 100.00 427,501
1,120 3.750%, 12/01/31, (AMT) 12/26 at 100.00 1,109,064
1,145 4.000%, 12/01/32, (AMT) 12/26 at 100.00 1,135,659
480 3.750%, 12/01/33, (AMT) 12/26 at 100.00 475,313
515 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 508,568
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
5,945 5.000%, 6/01/24 No Opt. Call 5,954,996
2,405 5.000%, 6/01/25 No Opt. Call 2,448,733
4,680 5.000%, 6/01/26 No Opt. Call 4,857,211
655 5.000%, 6/01/27 No Opt. Call 694,908
1,565 5.000%, 6/01/28 No Opt. Call 1,697,806
205 5.000%, 6/01/29 No Opt. Call 226,872
11,290 4.000%, 6/01/30 No Opt. Call 12,103,451
1,705 4.000%, 6/01/31 No Opt. Call 1,845,874
535 4.000%, 6/01/32 No Opt. Call 584,421
20 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/29
6/26 at 100.00 20,686
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
:
3,000 5.000%, 6/15/28 6/26 at 100.00 3,105,392
6,795 5.000%, 6/15/29 6/26 at 100.00 7,028,087
5,635 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Forward Delivery Series 2022AA, 5.000%, 6/15/33
6/32 at 100.00 6,481,067
5,020 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/42
12/31 at 100.00 5,032,430
1,830 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call 1,429,039
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
98
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 1,915 5.250%, 6/15/33 6/25 at 100.00 $ 1,955,688
2,210 5.250%, 6/15/34 6/25 at 100.00 2,256,163
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A
:
5,030 5.000%, 12/15/25 No Opt. Call 5,170,124
420 5.000%, 12/15/26 No Opt. Call 439,839
10,230 5.000%, 12/15/33 12/29 at 100.00 11,295,158
5,265 4.000%, 12/15/39 12/29 at 100.00 5,336,352
7,570 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 7,577,084
6,190 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 6,707,155
1,405 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/35
12/30 at 100.00 1,462,311
2,825 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 2,499,384
2,345 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 2,056,626
1,530 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 1,072,365
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
6,190 5.000%, 6/01/28 No Opt. Call 6,644,155
13,400 5.000%, 6/01/29 6/28 at 100.00 14,403,112
3,320 5.000%, 6/01/31 6/28 at 100.00 3,565,880
6,205 5.000%, 6/01/36 6/28 at 100.00 6,585,779
11,265 4.000%, 6/01/37 6/28 at 100.00 11,421,192
2,580 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,624,410
2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call 2,470,662
Total New Jersey 259,085,558
New Mexico - 0.4%
6,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan and Four Corners Projects, Refunding
Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 5,183,985
2,015 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010D,
3.900%, 6/01/40, (Mandatory Put 6/01/28)
No Opt. Call 2,013,805
8,560 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call 8,511,550
1,160 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 1,130,776
3,110 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 3,004,500
3,305 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 2,864,117
1,635 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 1,403,775
2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 1,768,319

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico (continued)
$ 4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 $ 3,411,643
3,490 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 2,604,116
Total New Mexico 31,896,586
New York - 4.8%
1,145 Albany County Airport Authority, New York, Airport Revenue Bonds,
Refunding Series 2020B. Forward Delivery, 5.000%, 12/15/24, (AMT)
No Opt. Call 1,150,909
1,250 Battery Park City Authority, New York, Revenue Bonds, Senior Series
2023B, 5.000%, 11/01/35
11/33 at 100.00 1,497,993
500 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/25
No Opt. Call 505,100
650 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 694,384
3,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 3,285,640
4,360 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 4,110,384
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 4,640,735
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017
:
1,900 5.000%, 12/01/25, 144A No Opt. Call 1,890,889
1,400 5.000%, 12/01/27, 144A 6/27 at 100.00 1,378,902
1,300 5.000%, 12/01/29, 144A 6/27 at 100.00 1,267,774
6,965 (c) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/28, (ETM)
No Opt. Call 7,597,959
5,845 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
4/24 at 100.00 5,561,232
6,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43
11/30 at 100.00 6,393,497
865 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call 871,989
1,110 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2016D, 5.000%, 11/15/31
11/26 at 100.00 1,155,590
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/37
6/24 at 100.00 5,015,507
5,495 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/36
5/25 at 100.00 5,565,510
6,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2, 4.000%, 11/15/42
5/31 at 100.00 5,916,103
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019
:
1,340 4.000%, 1/01/30 1/26 at 103.00 1,222,208
1,910 5.000%, 1/01/40 1/26 at 103.00 1,676,234
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014
:
1,525 5.000%, 7/01/28 7/24 at 100.00 1,529,045
1,000 5.000%, 7/01/29 7/24 at 100.00 1,002,667

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
100
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B
:
$ 655 5.000%, 7/01/30 7/24 at 100.00 $ 656,748
2,455 5.000%, 7/01/32 7/24 at 100.00 2,460,889
4,280 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A,
1.125%, 5/01/60, (Mandatory Put 11/01/24)
4/24 at 100.00 4,195,782
New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A
:
1,630 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 1,711,568
1,045 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 1,008,704
1,700 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series CC, 5.000%, 6/15/47
6/24 at 100.00 1,703,943
4,585 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-2, 5.000%, 6/15/39
12/33 at 100.00 5,280,004
2,485 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024B, 5.000%, 5/01/38
11/33 at 100.00 2,867,096
3,285 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/27
No Opt. Call 3,532,179
10,640 New York City, New York, General Obligation Bonds, Refunding Fiscal
2015 Series C, 5.000%, 8/01/29
2/25 at 100.00 10,768,628
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2018I
:
600 3.625%, 11/01/33 11/27 at 100.00 602,201
2,000 3.875%, 11/01/38 11/27 at 100.00 1,973,507
2,085 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%,
5/01/25
4/24 at 100.00 2,003,426
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P
:
2,115 2.600%, 11/01/34 5/28 at 100.00 1,846,158
10,105 2.850%, 11/01/39 5/28 at 100.00 8,471,680
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 8,451,244
17,620 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 13,183,152
9,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 3.000%, 10/01/39
10/28 at 100.00 8,612,232
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 7,656,624
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.300%, 10/01/40
10/29 at 100.00 4,514,963
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231, 2.400%, 10/01/41
4/30 at 100.00 16,435,775
5,335 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 4,447,920
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 9,274,713

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
$ 1,190 5.000%, 7/01/30, (AMT) 7/24 at 100.00 $ 1,191,668
910 4.000%, 7/01/32, (AMT) 7/24 at 100.00 883,774
8,075 4.000%, 7/01/33, (AMT) 7/24 at 100.00 7,816,008
8,585 5.000%, 7/01/34, (AMT) 7/24 at 100.00 8,595,293
18,530 5.000%, 7/01/41, (AMT) 7/24 at 100.00 18,406,277
2,690 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 2,540,969
2,800 5.000%, 7/01/46, (AMT) 7/24 at 100.00 2,761,926
30,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 30,023,601
3,150 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
4/24 at 100.00 3,150,898
7,800 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call 8,411,028
15,020 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 4.000%, 1/01/36, (AMT)
1/28 at 100.00 15,034,808
1,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 1,136,007
6,400 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/25, (AMT)
No Opt. Call 6,526,145
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
4,375 5.000%, 7/15/35, (AMT) 7/33 at 100.00 4,936,308
3,180 5.000%, 7/15/36, (AMT) 7/33 at 100.00 3,561,350
1,910 5.000%, 7/15/37, (AMT) 7/33 at 100.00 2,118,323
Suffolk County Economic Development Corporation, New York, Revenue
Bonds, Catholic Health Services of Long Island Obligated Group Project,
Series 2014
:
2,435 5.000%, 7/01/28 7/24 at 100.00 2,441,459
2,695 5.000%, 7/01/29 7/24 at 100.00 2,702,188
4,200 5.000%, 7/01/30 7/24 at 100.00 4,211,205
2,100 5.000%, 7/01/31 7/24 at 100.00 2,105,335
1,335 5.000%, 7/01/32 7/24 at 100.00 1,338,203
3,080 5.000%, 7/01/33 7/24 at 100.00 3,086,962
2,990 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call 3,005,351
1,450 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022B, 5.000%, 12/16/24
No Opt. Call 1,464,381
6,300 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2023B, 5.000%, 11/15/30
8/30 at 100.00 7,173,635
3,750 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.000%, 11/15/39
11/32 at 100.00 4,254,177
Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Forward Delivery Series 2020A
:
1,835 5.000%, 9/01/24 No Opt. Call 1,840,039
2,000 5.000%, 9/01/25 No Opt. Call 2,030,330
11,465 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021B-EFRB, 3.600%, 7/01/29
No Opt. Call 11,163,734

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
102
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 8,495 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call $ 8,358,420
Total New York 357,859,189
North Carolina - 0.4%
2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call 2,321,953
1,140 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement Social Series 53-A, 4.000%, 7/01/39
7/32 at 100.00 1,133,226
3,110 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 2,570,470
4,640 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 3,888,245
12,735 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 9,407,233
11,625 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 11,973,556
Total North Carolina 31,294,683
North Dakota - 1.2%
5,395 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
4/24 at 100.00 5,380,064
3,505 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2024A,
3.450%, 4/01/27, (WI/DD)
1/26 at 100.00 3,505,015
Fargo, North Dakota, General Obligation Bonds, Refunding Improvement
Series 2021A
:
1,250 4.000%, 5/01/26 5/25 at 100.00 1,257,236
1,320 4.000%, 5/01/27 5/25 at 100.00 1,330,062
1,385 4.000%, 5/01/28 5/25 at 100.00 1,397,419
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021
:
5,690 5.000%, 12/01/32 12/31 at 100.00 6,011,380
5,920 5.000%, 12/01/33 12/31 at 100.00 6,251,215
2,675 5.000%, 12/01/34 12/31 at 100.00 2,819,149
Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021
:
500 3.000%, 5/01/33 5/27 at 100.00 437,147
500 3.000%, 5/01/36 5/27 at 100.00 416,510
3,440 3.000%, 5/01/46 5/27 at 100.00 2,372,446
9,685 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 9,710,738
2,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 2,322,199
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 2,086,150
4,535 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 3,455,085
6,900 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 5,012,692

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota (continued)
$ 10,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 $ 7,586,688
5,240 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.550%, 7/01/44
7/33 at 100.00 5,166,896
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
3,785 5.000%, 6/01/28 No Opt. Call 3,691,204
3,000 5.000%, 6/01/29 6/28 at 100.00 2,920,317
1,310 5.000%, 6/01/31 6/28 at 100.00 1,268,366
3,480 5.000%, 6/01/34 6/28 at 100.00 3,327,361
10,980 5.000%, 6/01/38 6/28 at 100.00 10,003,482
3,300 5.000%, 6/01/43 6/28 at 100.00 2,860,522
Total North Dakota 90,589,343
Ohio - 4.5%
2,760 American Municipal Power Inc., Ohio, Fremont Energy Center Revenue
Bonds, Refunding Series 2021A, 5.000%, 2/15/33
2/31 at 100.00 3,114,401
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
4,465 5.000%, 6/01/27 No Opt. Call 4,688,333
9,760 5.000%, 6/01/28 No Opt. Call 10,407,981
22,145 5.000%, 6/01/29 No Opt. Call 23,972,693
8,360 5.000%, 6/01/30 No Opt. Call 9,175,942
14,310 5.000%, 6/01/31 6/30 at 100.00 15,681,581
10,275 5.000%, 6/01/32 6/30 at 100.00 11,250,232
4,450 5.000%, 6/01/33 6/30 at 100.00 4,866,121
2,610 5.000%, 6/01/34 6/30 at 100.00 2,847,925
4,830 5.000%, 6/01/35 6/30 at 100.00 5,255,565
9,235 4.000%, 6/01/37 6/30 at 100.00 9,387,401
3,810 4.000%, 6/01/38 6/30 at 100.00 3,848,565
2,155 4.000%, 6/01/39 6/30 at 100.00 2,168,857
8,740 3.000%, 6/01/48 6/30 at 100.00 6,680,796
3,665 4.000%, 6/01/48 6/30 at 100.00 3,406,754
13,130 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 12,435,615
Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A
:
1,590 5.000%, 1/01/28 - AGM Insured 1/25 at 100.00 1,607,976
2,230 5.000%, 1/01/29 - AGM Insured 1/25 at 100.00 2,256,674
2,060 5.000%, 1/01/30 - AGM Insured 1/25 at 100.00 2,085,712
1,810 5.000%, 1/01/31 - AGM Insured 1/25 at 100.00 1,832,822
1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 890,676
4,990 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
4/24 at 100.00 4,981,896
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 6,626,959
2,200 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33
No Opt. Call 2,292,836

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
104
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call $ 14,464,678
20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005C, 2.100%,
4/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 19,647,813
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 22,794,800
18,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 16,417,552
12,540 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 11,133,867
6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 5,898,841
16,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 16,881,293
2,905 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Duke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call 2,935,990
385 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call 384,310
5,085 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/01/26)
6/26 at 100.00 4,731,509
1,815 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/36
1/30 at 100.00 1,949,504
1,950 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 1,689,360
3,280 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 2,711,627
1,390 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 1,030,192
3,605 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 2,613,843
4,865 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 3,684,842
1,875 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.350%,
9/01/44
9/33 at 100.00 1,845,356
7,885 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 8,016,265
15,555 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 15,681,249
5,625 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission, Infrastructure Projects, Junior Lien Series 2018A, 5.000%,
2/15/27
No Opt. Call 5,954,291

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 3,640 Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds,
Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project,
Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 $ 2,955,219
1,055 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 1,055,923
4,900 (c) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert Health
Obligated Group Refunding Facilities Improvement Series 2020, 6.125%,
12/01/49, (Pre-refunded 12/01/29)
12/29 at 100.00 5,582,629
11,700 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 12,667,379
Total Ohio 334,492,645
Oklahoma - 2.7%
1,060 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/28
No Opt. Call 1,102,729
Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020
:
1,775 2.000%, 9/01/28 No Opt. Call 1,641,623
1,850 2.000%, 9/01/29 No Opt. Call 1,687,345
1,800 2.750%, 9/01/30 No Opt. Call 1,731,689
1,790 2.750%, 9/01/31 9/30 at 100.00 1,697,618
295 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call 295,205
1,585 Carter County Public Facilities Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Plainview Public Schools Project, Series 2021A,
4.000%, 12/01/35
12/31 at 100.00 1,672,806
10,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2021, 4.000%, 6/01/31
No Opt. Call 10,618,613
10,000 Cleveland County Independent School District 29 Norman, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2024, 4.000%,
3/01/26
No Opt. Call 10,134,923
Cleveland County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Norman Technology Center
Project, Series 2021
:
910 4.000%, 5/01/27 No Opt. Call 934,762
945 4.000%, 5/01/28 No Opt. Call 979,511
960 4.000%, 5/01/29 No Opt. Call 1,004,756
875 4.000%, 5/01/30 No Opt. Call 920,703
690 4.000%, 5/01/31 No Opt. Call 731,826
930 4.000%, 5/01/32 5/31 at 100.00 981,491
800 4.000%, 5/01/33 5/31 at 100.00 843,524
900 4.000%, 5/01/34 5/31 at 100.00 951,214
1,070 4.000%, 5/01/35 5/31 at 100.00 1,127,087
Comanche County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series
2017A
:
1,470 5.000%, 12/01/28 12/27 at 100.00 1,582,238
1,410 5.000%, 12/01/31 12/27 at 100.00 1,524,585
Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A
:
3,165 5.000%, 9/01/30 9/26 at 100.00 3,256,202
5,290 5.000%, 9/01/31 9/26 at 100.00 5,441,204

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
106
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 3,125 Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36
9/28 at 100.00 $ 3,144,385
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series
2019
:
1,365 4.000%, 9/01/32 9/29 at 100.00 1,405,021
1,485 4.000%, 9/01/34 9/29 at 100.00 1,511,642
1,000 4.000%, 9/01/36 9/29 at 100.00 1,003,688
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019
:
1,890 4.000%, 9/01/32 9/29 at 100.00 1,945,414
1,705 4.000%, 9/01/33 9/29 at 100.00 1,762,467
1,000 4.000%, 9/01/34 9/29 at 100.00 1,029,844
Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Stroud Public Schools Project, Series 2016
:
1,870 5.000%, 9/01/24 No Opt. Call 1,877,589
2,490 5.000%, 9/01/26 No Opt. Call 2,579,387
Love County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series
2021
:
890 4.000%, 12/01/33 12/31 at 100.00 940,303
920 4.000%, 12/01/34 12/31 at 100.00 973,882
960 4.000%, 12/01/35 12/31 at 100.00 1,009,843
McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project,
Series 2018
:
1,280 5.000%, 9/01/30 9/28 at 100.00 1,388,370
1,565 5.000%, 9/01/34 9/28 at 100.00 1,705,035
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call 6,010,245
1,195 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call 1,199,801
9,265 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2023, 3.000%, 3/01/25
No Opt. Call 9,204,984
5,000 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A,
1.250%, 7/01/26
No Opt. Call 4,708,461
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
590 5.000%, 8/15/28 No Opt. Call 610,106
9,505 5.000%, 8/15/33 8/28 at 100.00 9,867,907
8,230 5.000%, 8/15/38 8/28 at 100.00 8,409,858
3,795 5.250%, 8/15/43 8/28 at 100.00 3,925,399
2,470 5.500%, 8/15/57 8/28 at 100.00 2,543,423
4,975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 5,231,439
970 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39
3/28 at 100.00 840,348
1,240 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40
3/29 at 100.00 1,054,605
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2014
:
630 5.000%, 9/01/24 No Opt. Call 632,221
1,505 5.000%, 9/01/25 No Opt. Call 1,531,146

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021
:
$ 745 4.000%, 9/01/29 No Opt. Call $ 770,988
425 4.000%, 9/01/30 No Opt. Call 442,272
985 4.000%, 9/01/31 No Opt. Call 1,025,106
7,800 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2022A, 2.000%, 3/01/27
No Opt. Call 7,420,136
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Berryhill Public Schools Project, Series 2020
:
1,540 2.000%, 9/01/27 No Opt. Call 1,444,167
1,605 2.000%, 9/01/28 No Opt. Call 1,484,397
1,670 2.000%, 9/01/29 No Opt. Call 1,523,171
3,150 2.000%, 9/01/30 No Opt. Call 2,840,453
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2016
:
3,840 5.000%, 9/01/25 4/24 at 100.00 3,844,099
10,755 5.000%, 9/01/26 4/24 at 100.00 10,762,480
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A
:
5,650 4.000%, 9/01/30 No Opt. Call 5,919,602
5,425 4.000%, 9/01/31 No Opt. Call 5,711,402
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Jenks Public Schools Project, Series 2015
:
6,220 5.000%, 9/01/25 No Opt. Call 6,357,382
9,880 5.000%, 9/01/26 9/25 at 100.00 10,106,093
2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 2,509,066
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019
:
2,165 5.000%, 3/01/29 No Opt. Call 2,337,223
2,000 5.000%, 3/01/31 3/29 at 100.00 2,167,222
2,500 5.000%, 3/01/33 3/29 at 100.00 2,708,714
Total Oklahoma 198,282,440
Oregon - 0.8%
5,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/36
6/27 at 100.00 5,249,589
1,760 Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 1,877,884
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 1,248,047
Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018A
:
1,665 0.000%, 6/15/34 6/28 at 79.31 1,083,915
1,510 0.000%, 6/15/35 6/28 at 75.58 937,384
1,050 0.000%, 6/15/37 6/28 at 69.16 585,153
2,050 0.000%, 6/15/39 6/28 at 63.17 1,014,325
1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 1,774,861
2,250 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-1,
1.200%, 6/01/28
4/24 at 100.00 1,991,381

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
108
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon (continued)
$ 2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.000%, 6/15/38
6/29 at 72.47 $ 1,495,381
6,490 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-2, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 7,263,415
1,830 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2017D, 3.450%, 1/01/38
1/27 at 100.00 1,677,839
2,870 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2018C, 3.900%, 7/01/38
7/27 at 100.00 2,841,074
7,955 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2019A, 2.650%, 7/01/39
7/28 at 100.00 6,603,287
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 5,390,460
3,325 Oregon State, General Obligation Bonds, Veterans Welfare Series 108 of
2021O, 2.600%, 12/01/42
12/30 at 100.00 2,533,349
4,050 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.000%, 7/01/38, (AMT)
7/33 at 100.00 4,457,919
5,000 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/33, (AMT)
7/32 at 100.00 5,606,917
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A
:
3,440 5.000%, 5/15/32 5/26 at 100.00 3,559,917
1,925 5.000%, 5/15/33 5/26 at 100.00 1,991,957
Total Oregon 59,184,054
Pennsylvania - 4.3%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
1,000 5.000%, 1/01/28 - AGM Insured, (AMT) No Opt. Call 1,057,705
1,400 5.000%, 1/01/29 - AGM Insured, (AMT) No Opt. Call 1,501,903
2,500 5.000%, 1/01/30 - AGM Insured, (AMT) No Opt. Call 2,719,575
Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A
:
1,000 5.000%, 4/01/36 4/28 at 100.00 1,044,986
10,085 4.000%, 4/01/37 4/28 at 100.00 10,105,116
5,205 4.000%, 4/01/38 4/28 at 100.00 5,077,819
9,190 4.000%, 4/01/44 4/28 at 100.00 8,757,273
1,525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call 1,569,727
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
1,670 4.000%, 11/01/33 11/27 at 100.00 879,995
2,410 4.000%, 11/01/38 11/27 at 100.00 1,254,370
8,835 4.000%, 11/01/39 11/27 at 100.00 4,597,191
1,620 3.750%, 11/01/42 11/27 at 100.00 842,746
4,410 4.000%, 11/01/47 11/27 at 100.00 2,292,082
7,930 5.000%, 11/01/47 11/27 at 100.00 4,115,666
15,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 8,590,961
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call 1,062,031

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 5,190 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 $ 4,698,709
32,715 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 32,910,560
5,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43,
(Mandatory Put 2/15/27)
8/26 at 100.00 5,177,634
3,710 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.000%, 12/01/43
6/24 at 100.00 3,718,645
4,500 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 4,219,003
10,430 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 10,062,933
16,805 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 15,236,317
3,580 North Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 3,575,516
3,160 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 3,217,219
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call 1,151,870
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A,
0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 2,652,842
10,890 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
4/24 at 100.00 8,945,761
1,135 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 885,855
5,215 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 5,009,933
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 18,254,151
8,985 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 8,241,887
6,615 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128B, 3.500%, 10/01/34
10/27 at 100.00 6,481,618
4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 4,230,266
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133
:
3,355 2.125%, 10/01/35 10/29 at 100.00 2,708,650
10,050 2.350%, 10/01/40 10/29 at 100.00 7,636,362
15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 11,389,019
4,800 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-139A, 4.000%, 10/01/37
4/32 at 100.00 4,765,549

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
110
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A
:
$ 2,110 4.500%, 12/01/34 12/26 at 100.00 $ 2,163,814
5,000 4.750%, 12/01/37 12/26 at 100.00 5,159,899
16,220 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 17,841,059
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2
:
2,910 5.000%, 6/01/29 6/26 at 100.00 3,024,043
22,155 5.000%, 6/01/35 6/26 at 100.00 22,961,036
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2017
:
3,000 5.000%, 12/01/29 12/27 at 100.00 3,195,061
3,280 5.000%, 12/01/31 12/27 at 100.00 3,493,374
5,450 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 5,653,690
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Third Series 2017
:
3,680 5.000%, 12/01/31 12/27 at 100.00 3,919,395
2,265 5.000%, 12/01/32 12/27 at 100.00 2,410,567
2,110 4.000%, 12/01/36 12/27 at 100.00 2,152,983
1,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 1,145,464
3,110 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 3,314,228
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors Program,
Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 7,630,853
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017
:
1,835 5.000%, 5/01/31 11/27 at 100.00 1,730,306
2,060 5.000%, 5/01/33 11/27 at 100.00 1,913,186
1,165 5.000%, 5/01/34 11/27 at 100.00 1,073,623
1,855 (d) Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie
Healthcare System, Series 2007, 4.534%, 12/01/24 (3-Month LIBOR*0.67%
reference rate + 0.780% spread)
4/24 at 100.00 1,855,074
3,715 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 3,719,668
1,280 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 1,230,687
1,795 Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover
Hospital Inc., Series 2013, 5.000%, 12/01/24
4/24 at 100.00 1,795,974
3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 2,814,101
Total Pennsylvania 320,837,530
Puerto Rico - 3.8%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
19,655 5.000%, 7/01/30, 144A No Opt. Call 20,943,305
22,060 5.000%, 7/01/35, 144A 7/30 at 100.00 23,304,929

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 350 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 $ 374,995
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
11,705 5.000%, 7/01/24, 144A No Opt. Call 11,739,189
5,575 4.000%, 7/01/42, 144A 7/31 at 100.00 5,317,154
2,683 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 2,698,093
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
553 0.000%, 7/01/24 No Opt. Call 547,813
24,791 0.000%, 7/01/27 No Opt. Call 21,952,505
27,226 0.000%, 7/01/29 7/28 at 98.64 22,334,522
61,777 0.000%, 7/01/31 7/28 at 91.88 46,737,266
19,225 0.000%, 7/01/33 7/28 at 86.06 13,341,500
2,898 4.500%, 7/01/34 7/25 at 100.00 2,914,596
11,249 4.550%, 7/01/40 7/28 at 100.00 11,360,786
11,847 0.000%, 7/01/46 7/28 at 41.38 3,797,218
12 0.000%, 7/01/51 7/28 at 30.01 2,813
1,053 4.750%, 7/01/53 7/28 at 100.00 1,052,927
3,970 5.000%, 7/01/58 7/28 at 100.00 3,986,267
4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 4,770,161
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
17,057 4.329%, 7/01/40 7/28 at 100.00 17,081,599
11,433 4.329%, 7/01/40 7/28 at 100.00 11,449,489
76 4.784%, 7/01/58 7/28 at 100.00 75,810
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,662 0.000%, 7/01/24 No Opt. Call 1,645,735
20,229 5.375%, 7/01/25 No Opt. Call 20,639,536
7,841 5.625%, 7/01/27 No Opt. Call 8,345,788
13,278 5.625%, 7/01/29 No Opt. Call 14,545,661
1,303 5.750%, 7/01/31 No Opt. Call 1,469,922
8,299 0.000%, 7/01/33 7/31 at 89.94 5,456,246
2,773 4.000%, 7/01/33 7/31 at 103.00 2,768,614
3,073 4.000%, 7/01/35 7/31 at 103.00 3,020,900
452 4.000%, 7/01/37 7/31 at 103.00 437,501
Total Puerto Rico 284,112,840
Rhode Island - 0.9%
Rhode Island Health and Educational Building Corporation, Educational
Institution Revenue Bonds, St. George's School, Series 2021
:
1,275 5.000%, 10/01/28 No Opt. Call 1,377,731
2,010 4.000%, 10/01/46 10/31 at 100.00 1,934,366
2,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 1,923,902
1,360 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/27 - BAM Insured
No Opt. Call 1,440,296
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39
10/28 at 100.00 2,249,496
2,420 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39
4/29 at 100.00 2,097,796

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
112
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Rhode Island (continued)
$ 13,950 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41
4/30 at 100.00 $ 10,104,945
10,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 7,572,941
4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%,
10/01/40
10/29 at 100.00 3,673,631
137,445 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
4/24 at 18.95 25,082,242
5,930 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 5,939,005
Total Rhode Island 63,396,351
South Carolina - 1.0%
5,075 Berkeley County School District, South Carolina, General Obligation
Bonds, Series 2023A, 5.000%, 5/30/24
No Opt. Call 5,082,878
5,780 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
5/24 at 100.00 5,782,846
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016
:
1,055 5.000%, 11/01/34 5/26 at 100.00 1,088,968
1,170 5.000%, 11/01/35 5/26 at 100.00 1,206,076
7,400 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023A-1, 5.250%, 10/01/54, (Mandatory Put
8/01/31)
5/31 at 100.07 7,927,849
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 716,485
2,700 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 2,303,146
5,735 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 4,175,782
17,830 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 12,422,471
2,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2024A, 4.500%, 7/01/44
1/33 at 100.00 2,002,853
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis Marion
University Project, Series 2014A
:
1,910 5.000%, 8/01/27 8/24 at 100.00 1,914,465
3,925 5.000%, 8/01/32 8/24 at 100.00 3,932,191
705 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, AnMed Health Project, Series 2023, 4.250%, 2/01/48
2/33 at 100.00 708,696
3,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/31
6/25 at 100.00 3,290,119
4,595 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 5.000%, 12/01/31
12/30 at 100.00 5,112,038
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
:
7,885 5.000%, 12/01/29 6/26 at 100.00 8,130,056
4,325 5.000%, 12/01/31 6/26 at 100.00 4,454,647
2,200 5.000%, 12/01/37 6/26 at 100.00 2,249,761
Total South Carolina 72,501,327

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Dakota - 0.3%
Mitchell School District 17-2, South Dakota, General Obligation Bonds,
Limited Tax Refunding Certificates, Series 2021
:
$ 200 2.000%, 8/01/26 No Opt. Call $ 191,047
400 2.000%, 8/01/27 No Opt. Call 377,220
400 2.000%, 8/01/29 8/27 at 100.00 366,434
1,545 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call 1,617,549
2,410 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 2,545,412
3,925 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 2,751,779
7,215 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 5,004,126
3,500 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024A, 4.450%, 11/01/44, (WI/DD)
11/32 at 100.00 3,501,271
3,205 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A, 4.150%, 11/01/38
11/31 at 100.00 3,225,353
Total South Dakota 19,580,191
Tennessee - 1.2%
Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1
:
1,600 5.000%, 8/01/26 No Opt. Call 1,657,840
1,890 5.000%, 8/01/28 No Opt. Call 2,034,292
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/28
10/24 at 100.00 2,277,166
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
2,895 3.375%, 4/01/26 No Opt. Call 2,840,664
3,250 5.000%, 4/01/29 4/27 at 100.00 3,351,232
2,605 5.000%, 4/01/30 4/27 at 100.00 2,687,397
2,810 5.000%, 4/01/31 4/27 at 100.00 2,894,957
5,055 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/40
7/26 at 100.00 5,124,655
4,435 Murfreesboro, Tennessee, General Obligation Bonds, Series 2021,
3.000%, 6/01/30
6/29 at 100.00 4,370,511
15,760 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 15,773,527
4,095 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 4,378,319
410 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 410,056
3,255 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 3,172,996
6,335 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 6,282,993
5,795 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 5,618,426
6,190 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 5,362,234

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
114
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 2,440 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 $ 2,008,011
3,930 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 3,352,357
3,915 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 2,848,878
7,135 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 5,183,414
5,340 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3A, 2.300%, 7/01/41
1/31 at 100.00 3,944,611
680 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-1A, 4.500%, 7/01/44
1/33 at 100.00 680,216
2,500 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 2,508,876
Total Tennessee 88,763,628
Texas - 6.2%
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
2,610 5.000%, 1/01/28 1/27 at 100.00 2,649,449
2,840 5.000%, 1/01/30 1/27 at 100.00 2,893,143
1,600 5.000%, 1/01/32 1/27 at 100.00 1,629,582
Board of Regents of the University of Texas, Permanent University Fund
Bonds, Series 2024A
:
11,460 5.000%, 7/01/38, (WI/DD) 7/34 at 100.00 13,322,458
6,025 5.000%, 7/01/39, (WI/DD) 7/34 at 100.00 6,970,308
5,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 5,123,780
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
1,950 (c) 5.000%, 1/01/32, (Pre-refunded 7/01/25) 7/25 at 100.00 1,990,856
1,525 (c) 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 1,556,951
1,165 (c) 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 1,189,408
City of Houston, Texas, Convention & Entertainment Facilities Department
Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019
:
1,145 5.000%, 9/01/32 9/28 at 100.00 1,234,807
1,000 5.000%, 9/01/34 9/28 at 100.00 1,079,560
1,000 5.000%, 9/01/35 9/28 at 100.00 1,077,061
1,000 5.000%, 9/01/36 9/28 at 100.00 1,072,470
Collin County, Texas, General Obligation Bonds, Limited Tax Permanent
Improvement Series 2023
:
3,240 5.000%, 2/15/36 2/33 at 100.00 3,783,473
1,225 5.000%, 2/15/37 2/33 at 100.00 1,415,686
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
2,855 5.000%, 11/01/24, (AMT) No Opt. Call 2,867,099
8,570 5.000%, 11/01/26, (AMT) No Opt. Call 8,883,283
9,070 5.000%, 11/01/27, (AMT) No Opt. Call 9,568,548
5,900 Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding
Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 6,000,207
2,775 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
4/24 at 100.00 2,775,329
4,000 Grand Prairie Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/31
2/25 at 100.00 4,024,601

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020A
:
$ 5,215 4.125%, 7/01/26 No Opt. Call $ 5,295,041
4,025 3.950%, 7/01/27 No Opt. Call 4,112,638
3,060 3.750%, 7/01/28 No Opt. Call 3,135,051
3,650 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 3,892,679
6,235 (c) Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 6,293,193
1,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%,
10/01/35
10/29 at 100.00 1,014,270
5,145 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 5,186,423
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A
:
4,795 5.000%, 11/15/24 - AGM Insured No Opt. Call 4,829,774
4,600 5.000%, 11/15/25 - AGM Insured 11/24 at 100.00 4,643,403
3,745 5.000%, 11/15/26 - AGM Insured 11/24 at 100.00 3,776,523
12,050 5.000%, 11/15/27 - AGM Insured 11/24 at 100.00 12,156,963
1,285 Houston Higher Education Finance Corporation, Texas, Revenue Bonds,
Rice University, Series 2024, 5.000%, 5/15/34
No Opt. Call 1,550,418
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%,
2/15/34
2/26 at 100.00 11,923,826
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
6,995 5.000%, 7/01/28 - AGM Insured, (AMT) No Opt. Call 7,474,365
11,005 5.000%, 7/01/30 - AGM Insured, (AMT) No Opt. Call 12,071,224
11,535 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 12,940,183
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 2,440,951
1,740 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 1,632,495
12,000 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2014D, 5.000%, 11/15/39
11/24 at 100.00 12,062,322
Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2018D
:
3,085 5.000%, 11/15/32 11/28 at 100.00 3,362,513
2,615 5.000%, 11/15/33 11/28 at 100.00 2,845,784
1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/31
9/24 at 100.00 1,329,679
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2021, 3.000%, 9/01/33
9/31 at 100.00 981,896
2,500 Hurst-Euless-Bedford Independent School District, Tarrant County, Texas,
General Obligation Bonds, School Building Series 2024, 5.000%, 8/15/26
No Opt. Call 2,613,195

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
116
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 3,800 Klein Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2015A, 4.000%,
8/01/32
8/25 at 100.00 $ 3,824,302
2,265 (c) Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded 8/01/24)
8/24 at 100.00 2,274,085
Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015
:
1,000 5.000%, 11/01/26, (AMT) 11/25 at 100.00 1,014,296
2,025 5.000%, 11/01/27, (AMT) 11/25 at 100.00 2,058,539
1,570 5.000%, 11/01/28, (AMT) 11/25 at 100.00 1,596,134
2,000 5.000%, 11/01/29, (AMT) 11/25 at 100.00 2,033,355
2,000 5.000%, 11/01/30, (AMT) 11/25 at 100.00 2,034,222
4,070 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2021, 5.000%, 5/15/27
No Opt. Call 4,319,030
4,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 2001A,
2.600%, 11/01/29
No Opt. Call 4,082,176
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
1,600 5.000%, 12/01/25 No Opt. Call 1,593,081
2,720 5.250%, 12/01/28 12/25 at 100.00 2,738,081
6,200 Midland Independent School District, Midland County, Texas, General
Obligation Bonds, School Building Series 2024, 5.000%, 2/15/26, (WI/DD)
No Opt. Call 6,417,702
2,700 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
4/24 at 103.00 2,700,941
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
3,860 (c) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 4,811,249
9,190 (c) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 11,510,914
5,355 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 5,634,678
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 3.000%, 1/01/35
1/29 at 100.00 4,755,392
5,950 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2020A, 4.000%, 1/01/37
1/29 at 100.00 6,087,713
2,835 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 2,861,724
5,280 Pasadena Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/34
2/25 at 100.00 5,297,516
1,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020, 3.625%, 1/01/35, (AMT), 144A
4/24 at 101.00 870,756
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A
:
6,865 2.750%, 1/01/36, (AMT), 144A 4/24 at 103.00 5,368,910
13,675 2.875%, 1/01/41, (AMT), 144A 4/24 at 103.00 9,863,091
1,000 3.000%, 1/01/50, (AMT), 144A 4/24 at 103.00 651,703
1,265 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 5.000%, 10/01/26
No Opt. Call 1,324,485
2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 1,505,235

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021C
:
$ 1,180 2.000%, 8/15/43 8/30 at 100.00 $ 767,247
1,520 2.000%, 8/15/46 8/30 at 100.00 919,905
6,440 San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien
CPS Energy Series 2014, 5.000%, 2/01/44
4/24 at 100.00 6,439,979
5,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2015B, 4.000%, 5/15/35
5/25 at 100.00 5,009,684
1,940 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 1,947,223
4,835 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 3,361,020
18,700 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023A, 5.500%, 1/01/54, (Mandatory Put 1/01/30)
7/29 at 100.00 20,247,038
15,850 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023B, 5.500%, 1/01/54, (Mandatory Put 1/01/34)
7/33 at 100.00 17,753,278
Texas Private Activity Bond Surface Transportation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A
:
12,000 4.000%, 12/31/37 12/29 at 100.00 12,013,900
3,940 4.000%, 12/31/38 12/29 at 100.00 3,912,512
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016
:
4,940 5.000%, 12/31/40, (AMT) 12/25 at 100.00 4,963,791
5,110 5.000%, 12/31/45, (AMT) 12/25 at 100.00 5,116,295
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
2,800 4.000%, 6/30/32 12/30 at 100.00 2,907,265
1,600 4.000%, 12/31/32 12/30 at 100.00 1,661,084
1,600 4.000%, 6/30/35 12/30 at 100.00 1,652,028
10,000 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 10,128,018
5,790 Texas State, General Obligation Bonds, College Student Loan Series
2023A, 5.000%, 8/01/36, (AMT)
8/33 at 100.00 6,450,088
5,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014A, 4.000%, 10/01/34
10/24 at 100.00 4,935,186
13,875 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/34
8/24 at 100.00 13,931,932
12,345 Texas Transportation Commission, General Obligation Bonds, Highway
Improvement Refunding Series 2024, 5.000%, 4/01/27
No Opt. Call 13,099,835
8,000 Texas Transportation Commission, Highway Fund Revenue Bonds,
Refunding First Tier Series 2024, 5.000%, 10/01/33
No Opt. Call 9,548,552
Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A
:
1,125 0.000%, 8/01/35 2/29 at 76.82 698,241
1,590 0.000%, 8/01/36 2/29 at 73.16 934,811
2,070 0.000%, 8/01/37 2/29 at 69.41 1,146,257
1,100 0.000%, 8/01/39 2/29 at 62.63 542,068
Total Texas 455,989,415

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
118
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 0.6%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
$ 1,055 3.250%, 3/01/31, 144A 9/26 at 103.00 $ 958,006
1,600 3.500%, 3/01/36, 144A 9/26 at 103.00 1,389,232
1,300 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 1,302,630
1,790 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.125%, 6/01/36, 144A
12/26 at 103.00 1,537,614
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A
:
1,000 5.000%, 7/01/24, (AMT) No Opt. Call 1,001,480
3,900 5.000%, 7/01/26, (AMT) No Opt. Call 4,017,689
5,000 5.000%, 7/01/31, (AMT) No Opt. Call 5,546,070
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
1,405 5.000%, 7/01/30, (AMT) No Opt. Call 1,539,461
9,000 5.000%, 7/01/31, (AMT) No Opt. Call 9,982,927
10,640 5.000%, 7/01/33, (AMT) No Opt. Call 12,065,746
2,700 5.000%, 7/01/35, (AMT) 7/33 at 100.00 3,045,923
1,120 5.250%, 7/01/36, (AMT) 7/33 at 100.00 1,276,342
1,125 5.250%, 7/01/37, (AMT) 7/33 at 100.00 1,269,625
Total Utah 44,932,745
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 2,776,919
3,439 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.450%, 11/01/41
11/30 at 100.00 2,600,453
Total Vermont 5,377,372
Virginia - 2.0%
7,310 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 8,013,904
19,705 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municipal Securities Class A Series 2019M-053,
2.550%, 6/15/35
No Opt. Call 16,911,133
Federal Home Loan Mortgage Corporation, Notes
:
18,930 3.150%, 1/15/36, 144A 10/31 at 100.00 17,034,475
5,000 (c) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call 5,201,391
870 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/35
12/27 at 103.00 831,577
2,010 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008B, 0.750%, 11/01/35, (Mandatory Put 9/02/25)
No Opt. Call 1,878,369
1,000 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group,
Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 985,678

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 710 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45,
144A
7/25 at 100.00 $ 669,159
1,645 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-I, 4.350%, 10/01/44
4/33 at 100.00 1,622,309
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 5,550,984
10,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023D, 3.450%, 8/01/28
8/24 at 100.00 9,992,218
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
13,045 5.000%, 12/31/49, (AMT) 6/27 at 100.00 13,172,280
12,375 5.000%, 12/31/56, (AMT) 6/27 at 100.00 12,455,018
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022
:
5,480 5.000%, 7/01/32, (AMT) 1/32 at 100.00 5,982,750
4,000 5.000%, 1/01/34, (AMT) 1/32 at 100.00 4,358,365
4,890 5.000%, 7/01/36, (AMT) 1/32 at 100.00 5,269,598
3,330 5.000%, 7/01/37, (AMT) 1/32 at 100.00 3,556,098
4,540 5.000%, 1/01/38, (AMT) 1/32 at 100.00 4,831,433
2,000 5.000%, 12/31/47, (AMT) 12/32 at 100.00 2,071,501
3,190 5.000%, 12/31/52, (AMT) 12/32 at 100.00 3,271,680
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022
:
5,250 4.000%, 1/01/31, (AMT) No Opt. Call 5,352,116
7,250 4.000%, 7/01/34, (AMT) 1/32 at 100.00 7,378,660
2,550 4.000%, 1/01/35, (AMT) 1/32 at 100.00 2,591,747
5,750 4.000%, 7/01/35, (AMT) 1/32 at 100.00 5,832,125
2,180 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 2,166,455
Total Virginia 146,981,023
Washington - 3.2%
8,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/01/26)
4/25 at 100.00 8,286,446
7,850 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 8,108,061
8,800 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 9,089,291
5,300 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/29, (AMT)
No Opt. Call 5,664,363
9,685 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Private Activity Series 2022B, 5.000%, 8/01/30, (AMT)
No Opt. Call 10,548,021
3,040 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2016, 5.000%, 2/01/29
2/26 at 100.00 3,123,704
2,740 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/32, (AMT)
8/31 at 100.00 3,012,180
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/37
12/26 at 100.00 2,352,739
2,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 2,152,690

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
120
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 2,270 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
4/24 at 100.00 $ 2,271,223
8,335 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 8,421,784
Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015
:
2,730 (c) 5.000%, 1/01/26, (Pre-refunded 7/01/25) 7/25 at 100.00 2,778,807
1,285 (c) 5.000%, 1/01/27, (Pre-refunded 7/01/25) 7/25 at 100.00 1,307,974
5,930 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/40
8/25 at 100.00 5,940,778
5,875 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/35
8/25 at 100.00 5,955,670
2,055 (c) Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth,
Refunding Series 2014A, 5.000%, 11/15/24, (Pre-refunded 5/15/24)
5/24 at 100.00 2,056,959
14,085 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
4/24 at 100.00 14,023,856
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B
:
4,085 5.000%, 10/01/30 10/28 at 100.00 4,335,903
3,215 5.000%, 10/01/31 10/28 at 100.00 3,405,798
3,140 5.000%, 10/01/32 10/28 at 100.00 3,318,865
3,485 5.000%, 10/01/33 10/28 at 100.00 3,680,266
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
5,120 5.000%, 8/15/29 8/27 at 100.00 5,287,210
2,250 5.000%, 8/15/31 8/27 at 100.00 2,319,166
2,755 5.000%, 8/15/34 8/27 at 100.00 2,831,422
6,015 5.000%, 8/15/36 8/27 at 100.00 6,143,817
4,375 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-80, 2.500%, 7/01/28,
144A
4/24 at 100.00 3,951,562
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 4,966,494
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 4,173,707
39,991 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call 37,110,485
5,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2022D, 4.000%, 7/01/28
No Opt. Call 5,238,948
11,035 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2023B, 5.000%, 7/01/42
7/33 at 100.00 12,384,297
9,425 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees, Refunding Series R-2024C, 5.000%, 8/01/27
No Opt. Call 10,065,091
6,590 Washington State, General Obligation Bonds, Various Purpose Group 1
Series 2024C, 5.000%, 2/01/26
No Opt. Call 6,815,963
11,265 Washington State, General Obligation Bonds, Various Purpose Refunding
Series R-2022C, 4.000%, 7/01/27
No Opt. Call 11,661,234
6,750 Washington State, General Obligation Bonds, Various Purpose Series
2021A, 5.000%, 8/01/44
8/30 at 100.00 7,304,011

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 4,000 Washington State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/45
8/32 at 100.00 $ 4,401,258
4,975 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
4/24 at 100.00 4,794,122
Total Washington 239,284,165
West Virginia - 0.1%
1,365 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 1,366,579
3,240 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2023D, 4.300%, 11/01/38
11/32 at 100.00 3,279,455
3,455 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2024A, 4.400%, 11/01/44
5/33 at 100.00 3,423,483
Total West Virginia 8,069,517
Wisconsin - 2.2%
Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A
:
4,455 2.000%, 3/01/26 No Opt. Call 4,281,483
4,555 2.000%, 3/01/27 No Opt. Call 4,297,798
4,320 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Notes
Series 2024-N1, 5.000%, 4/01/30 - AGM Insured, (WI/DD)
No Opt. Call 4,785,490
10,000 Public Finance Authority of Wisconsin, Lease Development Revenue
Bonds, KU Campus Development Corporation-Central District
Development Project, Series 2016, 5.000%, 3/01/41
3/26 at 100.00 10,124,439
25,400 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%,
12/01/37, 144A
12/27 at 100.00 24,189,131
Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2
:
4,495 3.300%, 10/01/46, (Mandatory Put 10/01/26) No Opt. Call 4,449,257
8,425 3.700%, 10/01/46, (Mandatory Put 10/01/30) No Opt. Call 8,477,569
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
115 3.000%, 4/01/25, 144A No Opt. Call 113,325
15 (c) 3.000%, 4/01/25, (ETM), 144A No Opt. Call 14,922
12,325 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call 11,643,096
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call 16,449,149
7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 7,542,621
2,920 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 2,857,809
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
4,170 4.050%, 11/01/30 5/26 at 100.00 4,059,380
9,085 4.300%, 11/01/30 5/26 at 100.00 8,971,975
Wisconsin Health & Educational Facs Authority, Health Facilities Revenue
Bonds, UnityPoint Health Project, Series 2014A
:
1,080 5.000%, 12/01/26 11/24 at 100.00 1,084,809

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
122
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 4,115 5.000%, 12/01/27 11/24 at 100.00 $ 4,135,797
7,750 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Advocate Aurora Health Credit Group, Series 2018 B-1, 5.000%, 8/15/54,
(Mandatory Put 7/01/27)
7/26 at 100.00 7,975,418
2,945 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 2,885,817
3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 2,674,058
1,385 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%,
8/15/36
8/28 at 100.00 1,403,454
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Gundersen Health System, Refunding Series 2021A
:
2,120 4.000%, 10/15/34 10/31 at 100.00 2,195,887
1,455 4.000%, 10/15/35 10/31 at 100.00 1,499,388
1,870 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 1,870,334
5,490 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 5,615,876
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/37
1/27 at 103.00 1,146,023
3,815 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 3,823,095
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/39
11/26 at 103.00 1,798,828
1,355 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/25
12/24 at 100.00 1,366,928
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 2,363,093
1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 1,247,947
2,555 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023E, 3.875%, 11/01/54, (Mandatory Put 5/01/27)
11/25 at 100.00 2,546,123
4,760 Wisconsin State, General Obligation Bonds, Refunding Series 2024-1,
5.000%, 5/01/32
No Opt. Call 5,565,260
Total Wisconsin 163,455,579
Wyoming - 1.1%
18,775 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 17,059,530
Casper Community College District, Natrona County, Wyoming, Revenue
Bonds, Refunding Series 2021
:
960 4.000%, 4/15/37 4/31 at 100.00 993,831
1,000 4.000%, 4/15/38 4/31 at 100.00 1,025,446
315 4.000%, 4/15/40 4/31 at 100.00 317,500
Consolidated Wyoming Municipalities Electric Power System Joint Powers
Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds,
Gillette Electrical System Project, Refunding Series 2022
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wyoming (continued)
$ 800 5.000%, 6/01/33 6/32 at 100.00 $ 910,305
1,415 5.000%, 6/01/34 6/32 at 100.00 1,608,639
8,730 Sweetwater County 2023 Specific Purpose Joint Powers Board, Wyoming,
Sales and Use Excise Tax Revenue Bonds, Series 2023, 5.000%, 6/15/27
No Opt. Call 9,225,644
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call 26,646,060
4,215 University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage
Program, Refunding Series 2021A, 5.000%, 6/01/26
No Opt. Call 4,378,190
2,790 Wyoming Community Development Authority, Housing Revenue Bonds,
2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 2,790,780
6,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 5,377,757
3,250 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 2,760,345
6,675 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 4,932,364
6,000 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 4,337,569
2,700 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 1, 4.200%, 12/01/38
6/32 at 100.00 2,734,073
Total Wyoming 85,098,033
Total Municipal Bonds
(cost $7,345,668,699) 7,057,148,856
Shares Description (a) Value
X –
COMMON STOCKS - 2 .3 % X 169,386,644
Utilities - 2.3%
76,300 (f),(h),(i) Vistra Vision $ 169,386,644
Total Utilities 169,386,644
Total Common Stocks
(cost $55,930,174) 169,386,644
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.2% X 16,490,064
$ 4,693 Federal Home Loan Mortgage Corporation, Notes, 2022
M068
3.150% 10/15/36 $ 3,973,072
3,772 Federal Home Loan Mortgage Corporation, Notes, 2023
23-ML15
4.140% 1/25/40 3,644,129
8,029 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021, 2021 ML10
2.032% 1/25/38 6,095,064
2,978 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875% 1/20/38 2,777,799
Total Asset-Backed and Mortgage-Backed Securities
(cost $19,353,563) 16,490,064
Total Long-Term Investments
(cost $7,420,952,436) 7,243,025,564

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
124
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.6%
X –
MUNICIPAL BONDS - 1 .6 % X 117,505,000
California - 0.2%
$ 17,600 (j) San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Tender Option Bond Trust Series 2023-XM1148,
3.500%, 7/01/29, (Mandatory Put 4/3/2024), 144A
No Opt. Call $ 17,600,000
Total California 17,600,000
Massachusetts - 0.2%
6,580 (j) Massachusetts Bay Transportation Authority, General Obligation
Transportation System Bonds, Variable Rate Demand Series 2000A-2,
3.590%, 3/01/30, (Mandatory Put 4/4/2024)
9/24 at 100.00 6,580,000
5,000 (j) Massachusetts Development Finance Agency, Revenue Bonds, Mass
General Brigham, Series 2024E-2, 3.650%, 7/01/52
3/24 at 100.00 5,000,000
Total Massachusetts 11,580,000
National - 0.4%
13,400 (j) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5027. Ticker Symbol - IIM, 3.650%, 10/09/24,
(AMT), 144A
No Opt. Call 13,400,000
5,000 (j) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM, 3.100%, 10/09/24,
(AMT), (Mandatory Put 4/3/2024), 144A
No Opt. Call 5,000,000
10,000 (j) J P Morgan Chase Putters / Drivers Tr Var Sts - Drivers-Ser 5055, 3.850%,
8/29/26, (AMT), (Mandatory Put 4/3/2024), 144A
11/25 at 100.00 10,000,000
Total National 28,400,000
New York - 0.3%
5,000 (j) Dormitory Authority of the State of New York, Revenue Bonds, Columbia
University, Series 2009A, 3.000%, 9/01/39, (Mandatory Put 4/3/2024)
2/24 at 100.00 5,000,000
6,425 (j) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2013
Adjustable Rate Series AA-2, 3.400%, 6/15/46, (Mandatory Put 4/3/2024)
2/24 at 100.00 6,425,000
10,000 (j) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-3, 3.750%, 2/01/44
3/24 at 100.00 10,000,000
Total New York 21,425,000
Ohio - 0.2%
13,010 (j) Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Variable Rate Demand Series 2016A, 3.550%, 12/01/36,
(Mandatory Put 4/3/2024)
2/24 at 100.00 13,010,000
Total Ohio 13,010,000
Tennessee - 0.2%
18,490 (j) Blount County Public Building Authority, Tennessee, Local Government
Public Improvement Revenue Bonds, Series 2003C1-A, 3.490%, 6/01/29,
(Mandatory Put 4/4/2024)
2/24 at 100.00 18,490,000
Total Tennessee 18,490,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 0.1%
$ 7,000 (j) Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Series 2006B, 3.780%, 4/01/36, (Mandatory Put 4/4/2024)
2/24 at 100.00 $ 7,000,000
Total Texas 7,000,000
Total Municipal Bonds
(cost $117,505,000) 117,505,000
Total Short-Term Investments
(cost $117,505,000) 117,505,000
Total Investments (cost $ 7,538,457,436 ) - 99 .3% 7,360,530,564
Borrowings - (0.2)% (k) (13,123,198)
Other Assets & Liabilities, Net -   0.9% 67,065,068
Net Assets - 100% $ 7,414,472,434
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(k) Borrowings as a percentage of Total Investments is 0.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments March 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.5%
X –
MUNICIPAL BONDS - 95 .1 % X 4,972,482,611
Alabama - 1.7%
$ 10,000 (c) Alabama Federal Aid Highway Finance Authority, Special Obligation
Revenue Bonds, Series 2016A, 5.000%, 9/01/35, (Pre-refunded 9/01/26)
9/26 at 100.00 $ 10,474,903
7,890 Alabama Public School and College Authority, Capital Improvement Pool
Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/27
No Opt. Call 8,480,892
1,760 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 1,766,824
7,500 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2021C-1, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.68 7,537,441
3,410 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 3,375,862
5,800 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023C, 5.500%, 10/01/54, (Mandatory Put 6/01/32)
3/32 at 100.12 6,354,115
1,000 (c) Central Etowah County Solid Waste Disposal Authority, Alabama, Tax-
Exempt Solid Waste Disposal Revenue Bonds, Series 2020A, 6.000%,
7/01/45, (Pre-refunded 7/01/25), (AMT), 144A
7/25 at 103.00 1,030,355
8,215 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 8,247,042
11,755 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 11,326,278
7,500 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 7,271,252
5,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32)
1/32 at 100.22 5,349,258
9,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 8,947,991
9,950 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 10,314,966
Total Alabama 90,477,179
Alaska - 1.3%
1,380 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2016A-II, 1.900%, 12/01/24
No Opt. Call 1,347,393
12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 9,930,818
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 18,502,131
3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.150%, 12/01/36
12/30 at 100.00 2,885,571
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 6,676,120

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alaska (continued)
$ 3,565 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%,
1/01/26, (AMT)
7/25 at 100.00 $ 3,586,191
Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019
:
5,145 5.000%, 4/01/27 No Opt. Call 5,349,880
5,355 5.000%, 4/01/28 No Opt. Call 5,648,606
5,575 5.000%, 4/01/29 No Opt. Call 5,950,362
2,595 Alaska State, General Obligation Bonds, Series 2023A, 5.000%, 8/01/24 No Opt. Call 2,605,666
1,675 North Slope Borough, Alaska, General Obligation Bonds, General
Purpose Series 2023A, 5.000%, 6/30/26
No Opt. Call 1,746,828
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1
:
550 5.000%, 6/01/24 No Opt. Call 551,140
1,000 5.000%, 6/01/25 No Opt. Call 1,017,487
Total Alaska 65,798,193
Arizona - 1.5%
Arizona State, Certificates of Participation, Refunding Series 2019A
:
5,585 (c) 5.000%, 10/01/26, (ETM) No Opt. Call 5,861,366
5,055 (c) 5.000%, 10/01/27, (ETM) No Opt. Call 5,427,048
6,760 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 6,798,360
8,935 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 8,944,778
11,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 11,337,966
3,600 Chandler, Arizona, General Obligation Bonds, Series 2017, 2.300%,
7/01/28
7/27 at 100.00 3,396,853
4,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 4.125%, 9/01/32,
(AMT), (Mandatory Put 3/31/26)
No Opt. Call 3,981,834
5,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-1, 5.000%, 1/01/53, (Mandatory Put
5/15/26)
11/25 at 100.82 5,155,707
2,915 (d) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.020%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
4/24 at 100.00 2,911,429
10,050 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2003A, 3.000%, 1/01/38, (Mandatory Put
6/01/24)
No Opt. Call 10,017,458
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call 4,060,376
2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call 1,939,957

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
128
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series
2015, 5.000%, 7/01/26
7/25 at 100.00 $ 3,691,286
2,055 Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series
2014, 5.000%, 8/01/24
No Opt. Call 2,063,243
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.300%,
6/01/27, (AMT)
No Opt. Call 3,379,265
Total Arizona 78,966,926
Arkansas - 0.5%
10,295 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022, 2.875%, 11/01/32
11/26 at 100.00 10,249,311
430 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 426,056
2,195 Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014, 5.000%, 12/01/24
No Opt. Call 2,209,012
2,120 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 1,918,127
Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Refunding Series 2019
:
2,560 3.000%, 2/01/27 8/24 at 100.00 2,527,325
2,915 3.000%, 2/01/28 8/24 at 100.00 2,866,271
3,915 3.000%, 2/01/29 8/24 at 100.00 3,828,676
Total Arkansas 24,024,778
California - 3.2%
17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45, (Mandatory
Put 4/01/26)
10/25 at 100.00 16,985,870
4,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 4,217,386
3,550 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30)
8/30 at 100.12 3,916,059
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.000%,
5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.03 5,024,237
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A
:
605 5.000%, 6/01/24 No Opt. Call 606,372
805 5.000%, 6/01/25 No Opt. Call 818,893
2,030 5.000%, 6/01/27 No Opt. Call 2,143,029
2,915 5.000%, 6/01/28 No Opt. Call 3,133,214
3,355 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call 3,732,053
8,835 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/01/25)
10/25 at 100.00 8,547,915
3,120 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 3,162,035

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 9,685 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.950%,
1/01/50, (AMT), (Mandatory Put 1/30/25)
4/24 at 100.00 $ 9,661,134
California Municipal Finance Authority, Revenue Bonds, Community
Medical Centers, Series 2017A
:
1,700 5.000%, 2/01/25 No Opt. Call 1,710,626
2,000 5.000%, 2/01/26 No Opt. Call 2,034,244
1,500 5.000%, 2/01/27 No Opt. Call 1,551,152
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured, (AMT)
6/28 at 100.00 18,530,317
9,300 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2019A, 2.400%, 10/01/44,
(AMT), (Mandatory Put 10/01/29)
7/29 at 100.00 8,873,296
1,575 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%, 10/01/41,
(AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 1,582,057
6,840 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 6,813,800
6,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 6,007,762
6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call 6,644,740
5,600 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 5,660,753
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 1,021,163
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
1,070 5.000%, 12/01/26, 144A No Opt. Call 1,097,023
350 5.000%, 12/01/27, 144A No Opt. Call 360,991
765 (c) California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/24, (ETM)
No Opt. Call 767,596
445 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call 495,011
5,010 (c) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 5,118,401
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A
:
1,000 5.000%, 5/15/25, (AMT) No Opt. Call 1,015,842
1,500 5.000%, 5/15/26, (AMT) No Opt. Call 1,544,852
2,250 5.000%, 5/15/27, (AMT) No Opt. Call 2,359,558
2,000 5.000%, 5/15/28, (AMT) No Opt. Call 2,135,620
2,835 5.000%, 5/15/29, (AMT) No Opt. Call 3,078,214
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2018B,
5.000%, 5/15/26, (AMT)
No Opt. Call 4,127,047

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
130
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 4,725 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 5.000%,
5/15/26, (AMT)
No Opt. Call $ 4,866,285
2,780 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Refunding Series 2023D, 5.000%, 8/15/49, (Mandatory Put 10/15/30)
4/30 at 100.00 3,133,503
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B
:
2,000 5.000%, 7/01/28, (AMT) No Opt. Call 2,127,258
2,000 5.000%, 7/01/29, (AMT) No Opt. Call 2,162,280
4,245 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/36, (AMT)
5/29 at 100.00 4,533,112
3,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H, 5.000%,
5/01/28, (AMT)
No Opt. Call 3,670,272
3,000 University of California, General Revenue Bonds, Series 2023BM, 5.000%,
5/15/28
No Opt. Call 3,294,500
Total California 168,265,472
Colorado - 2.9%
2,900 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
4/24 at 100.00 2,692,296
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24
5/24 at 100.00 7,614,693
19,710 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 19,915,221
18,470 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 18,930,714
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/26
No Opt. Call 1,041,072
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.000%, 12/01/29
No Opt. Call 5,518,781
13,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, 5.000%, 5/15/62, (Mandatory Put
8/15/28)
8/27 at 102.27 13,969,622
4,635 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 5.000%, 1/01/27
No Opt. Call 4,880,834
630 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 485,520
2,500 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 1,876,266
288 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 4.500%, 12/01/27
4/24 at 102.00 286,119
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
6,435 5.000%, 11/15/26, (AMT) No Opt. Call 6,686,299
5,600 5.000%, 11/15/27, (AMT) No Opt. Call 5,925,596
4,580 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022C, 5.000%, 11/15/25
No Opt. Call 4,711,787

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 7,000 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D, 5.000%, 11/15/24, (AMT)
No Opt. Call $ 7,051,192
2,470 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/26, (AMT)
No Opt. Call 2,564,035
1,290 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B, 5.000%, 11/15/26, (AMT)
No Opt. Call 1,338,081
9,195 Denver, Colorado, General Obligation Bonds, Elevate Denver, Series
2019A, 5.000%, 8/01/25
No Opt. Call 9,417,433
3,000 (d) E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2021B, 3.908%, 9/01/39, (Mandatory Put 9/01/24) (SOFR*0.67% reference rate + 0.350% spread)
6/24 at 100.00 2,995,168
1,759 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A, 4.625%, 12/01/27
4/24 at 102.00 1,753,078
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
475 5.000%, 7/15/24 No Opt. Call 475,939
325 5.000%, 1/15/25 No Opt. Call 327,487
400 5.000%, 7/15/25 No Opt. Call 405,909
500 3.000%, 1/15/26 No Opt. Call 492,050
425 5.000%, 7/15/26 No Opt. Call 438,111
1,425 5.000%, 1/15/27 No Opt. Call 1,480,977
625 5.000%, 7/15/27 No Opt. Call 655,176
555 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 536,770
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 3.375%, 12/01/30
12/25 at 102.00 398,655
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%,
12/01/31
3/26 at 103.00 735,397
17,545 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Refunding Series 2019C, 5.000%, 11/15/47, (Mandatory Put 11/15/24)
5/24 at 100.00 17,559,348
6,600 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/25)
No Opt. Call 6,409,675
Total Colorado 149,569,301
Connecticut - 2.5%
6,700 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 6,688,593
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/25
No Opt. Call 1,245,005
27,535 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2015A, 0.375%, 7/01/35, (Mandatory Put 7/12/24)
No Opt. Call 27,170,258
9,620 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017C-2, 2.800%, 7/01/57, (Mandatory Put 2/03/26)
No Opt. Call 9,454,839
18,070 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Variable Rate Demand Obligations, Series 1999-U1,
1.100%, 7/01/33, (Mandatory Put 2/11/25)
No Opt. Call 17,596,557
28,090 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49, (Mandatory
Put 7/01/24)
4/24 at 100.00 27,879,182

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
132
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 $ 1,972,263
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 4,398,309
3,525 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 2,904,478
4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 3,453,738
1,190 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 962,828
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 3,235,122
3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 3,047,199
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 9,597,593
1,500 Connecticut State, General Obligation Bonds, Series 2022E, 5.000%,
11/15/26
No Opt. Call 1,576,650
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2022B
:
6,085 5.000%, 7/01/25 No Opt. Call 6,215,490
3,210 5.000%, 7/01/26 No Opt. Call 3,346,395
1,000 West Haven, Connecticut, General Obligation Bonds, Series 2012,
5.000%, 8/01/25 - AGM Insured
4/24 at 100.00 1,000,904
Total Connecticut 131,745,403
Delaware - 0.9%
27,285 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 25,657,300
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%, 10/01/40,
(Mandatory Put 10/01/25)
10/25 at 100.00 8,463,101
14,130 Delaware Economic Development Authority, Gas Facilities Revenue
Bonds, Delmarva Power & Light Company Project, Refunding Series 2020,
1.050%, 1/01/31, (Mandatory Put 7/01/25)
No Opt. Call 13,581,555
Total Delaware 47,701,956
District of Columbia - 1.5%
5,005 District of Columbia, General Obligation Bonds, Refunding Series 2023B,
5.000%, 6/01/26
No Opt. Call 5,212,646
25,050 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2019C, 5.000%, 10/01/25
No Opt. Call 25,728,740
3,700 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2023C, 5.000%, 10/01/32
No Opt. Call 4,382,068
3,500 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 3,838,734
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Forward Delivery Series 2020A, 5.000%, 10/01/31,
(AMT)
10/30 at 100.00 5,485,780
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/32, (AMT)
10/26 at 100.00 5,168,037

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 7,320 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/25, (AMT)
No Opt. Call $ 7,467,718
8,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call 8,657,702
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2022A
:
2,700 5.000%, 10/01/27, (AMT) No Opt. Call 2,850,707
3,000 5.000%, 10/01/28, (AMT) No Opt. Call 3,224,748
6,540 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.000%, 10/01/33, (AMT)
10/32 at 100.00 7,364,126
Total District of Columbia 79,381,006
Florida - 4.4%
4,185 Broward County, Florida, Airport System Revenue Bonds, Series 2015A,
5.000%, 10/01/27, (AMT)
10/25 at 100.00 4,250,282
2,000 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/34, (AMT)
10/27 at 100.00 2,092,336
12,500 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
4/24 at 100.00 12,502,929
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
26,750 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 4/24 at 101.00 26,759,189
24,930 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 4/24 at 101.00 24,943,018
9,900 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 104.00 9,844,895
20,320 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24), 144A
4/24 at 100.00 20,315,735
1,595 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 1,592,312
6,925 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 6,227,924
2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 1,754,680
2,825 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 2,145,875
Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015C
:
5,000 4.000%, 6/01/32 6/24 at 100.00 5,000,949
5,910 4.000%, 6/01/34 6/24 at 100.00 5,911,122
10,000 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015E, 4.000%, 6/01/34
6/25 at 100.00 10,040,407
7,445 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2014, 4.000%, 9/01/34
9/24 at 100.00 7,399,062
22,060 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/27, (AMT)
No Opt. Call 23,291,329
2,610 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call 2,705,968

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
134
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 10,000 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44, (Pre-
refunded 10/01/24), (AMT)
10/24 at 100.00 $ 10,046,890
9,030 Lee County, Florida, Airport Revenue Bonds, Refunding Series 2021A,
5.000%, 10/01/30, (AMT)
No Opt. Call 9,826,699
Manatee County School District, Florida, Sales Tax Revenue Bonds, Series
2017
:
2,800 5.000%, 10/01/25 - AGM Insured No Opt. Call 2,868,843
2,340 5.000%, 10/01/26 - AGM Insured No Opt. Call 2,439,144
2,095 5.000%, 10/01/27 - AGM Insured 4/27 at 100.00 2,202,141
3,110 5.000%, 10/01/28 - AGM Insured 4/27 at 100.00 3,266,647
2,690 5.000%, 10/01/29 - AGM Insured 4/27 at 100.00 2,826,914
5,005 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/36, (AMT)
10/24 at 100.00 5,022,378
2,500 Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds,
Waste Management Inc., Series 2004A, 0.550%, 7/01/39, (Mandatory Put
7/01/24)
No Opt. Call 2,477,333
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A
:
2,170 5.000%, 11/01/29 - AGM Insured 11/27 at 100.00 2,295,714
9,215 5.000%, 11/01/30 - AGM Insured 11/27 at 100.00 9,756,567
2,485 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Entrance Fee 2021B-2, 1.450%, 1/01/27
No Opt. Call 2,297,191
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
2,215 5.000%, 8/15/24 No Opt. Call 2,223,108
5,500 5.000%, 8/15/25 No Opt. Call 5,599,111
280 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
4/24 at 100.00 269,908
305 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
4/24 at 100.00 3
Total Florida 230,196,603
Georgia - 2.4%
Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2023G
:
2,000 5.000%, 7/01/26, (AMT) No Opt. Call 2,064,287
1,250 5.000%, 7/01/27, (AMT) No Opt. Call 1,313,805
2,625 5.000%, 7/01/28, (AMT) No Opt. Call 2,809,194
5,000 5.000%, 7/01/29, (AMT) No Opt. Call 5,428,287
2,500 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E, 5.000%, 7/01/24,
(AMT)
No Opt. Call 2,505,624
2,885 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 2,538,477
2,750 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 2,233,949
24,720 Georgia State, General Obligation Bonds, Refunding Series 2022C,
4.000%, 7/01/24
No Opt. Call 24,728,551
5,000 Georgia State, General Obligation Bonds, Refunding Series 2023C,
5.000%, 1/01/33
No Opt. Call 5,953,891
Georgia State, General Obligation Bonds, Series 2017A
:
5,055 5.000%, 2/01/29 2/27 at 100.00 5,372,168

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 5,085 5.000%, 2/01/32 2/27 at 100.00 $ 5,393,243
6,070 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 6,292,428
12,390 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 12,406,802
10,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 10,004,372
6,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 6,811,693
17,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 17,422,238
8,150 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 8,634,049
3,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 3,740,822
1,035 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-2,
3.875%, 10/01/48, (Mandatory Put 3/06/26)
No Opt. Call 1,042,312
Total Georgia 126,696,192
Guam - 0.0%
2,365 Guam Power Authority, Revenue Bonds, Refunding Series 2022A, 5.000%,
10/01/24
No Opt. Call 2,371,004
Total Guam 2,371,004
Hawaii - 0.6%
2,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 1,653,370
14,640 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 11,640,514
9,525 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Department of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call 8,254,252
5,900 Honolulu City and County, Hawaii, General Obligation Bonds, Refunding
Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 6,286,558
2,205 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26
7/25 at 100.00 2,247,190
Total Hawaii 30,081,884
Idaho - 0.6%
Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A
:
6,020 5.000%, 3/01/26 No Opt. Call 6,174,814
4,815 5.000%, 3/01/29 9/28 at 100.00 5,103,351
4,880 5.000%, 3/01/31 9/28 at 100.00 5,172,841
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 12,824,266
Total Idaho 29,275,272

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
136
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 5.8%
Adams County School District 172, Quincy, Illinois, General Obligation
Bonds, Series 2016
:
$ 1,290 5.000%, 2/01/25 - AGM Insured No Opt. Call $ 1,303,854
1,515 5.000%, 2/01/27 - AGM Insured 2/26 at 100.00 1,557,529
Champaign County Community Unit School District 4, Illinois, General
Obligation Bonds, School Building Series 2020A
:
550 0.000%, 1/01/26 No Opt. Call 512,711
780 0.000%, 1/01/27 No Opt. Call 700,465
585 0.000%, 1/01/28 No Opt. Call 506,784
19,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 21,304,083
3,300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 3,385,591
1,455 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/26
No Opt. Call 1,302,525
13,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A., 5.000%, 1/01/32
1/25 at 100.00 13,105,732
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C
:
1,250 5.000%, 1/01/25 No Opt. Call 1,258,148
5,975 5.000%, 1/01/26 No Opt. Call 6,097,925
2,510 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.000%, 1/01/34
1/32 at 100.00 2,764,055
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
4,360 5.000%, 1/01/25 No Opt. Call 4,400,372
1,970 5.000%, 1/01/26 No Opt. Call 2,018,396
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
1,185 5.000%, 1/01/27 - BAM Insured No Opt. Call 1,233,845
3,250 5.000%, 1/01/28 - BAM Insured No Opt. Call 3,437,541
DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds, Limited Tax Capital Appreciation School Series 2018
:
980 0.000%, 12/15/26 No Opt. Call 880,324
20 (c) 0.000%, 12/15/26, (ETM) No Opt. Call 18,390
1,050 0.000%, 12/15/27 No Opt. Call 912,719
8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 8,055,328
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de
Paul Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put
3/03/26)
No Opt. Call 20,339,607
11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series 2012,
1.250%, 11/01/38, (Mandatory Put 11/01/26)
No Opt. Call 10,629,890
2,725 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 2,764,389
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
2,240 (c) 5.000%, 9/01/24, (ETM) No Opt. Call 2,250,839
865 (c) 5.000%, 9/01/25, (Pre-refunded 9/01/24) 9/24 at 100.00 869,186
11,835 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 12,154,740

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,225 Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call $ 1,237,287
Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital,
Series 2016A
:
1,075 (c) 5.000%, 8/15/24, (ETM) No Opt. Call 1,078,852
2,000 (c) 5.000%, 8/15/25, (ETM) No Opt. Call 2,038,447
3,000 (c) 5.000%, 8/15/26, (ETM) No Opt. Call 3,114,375
1,000 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 1,053,243
7,080 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 7,185,148
2,000 Illinois Finance Authority, Water Facilities Revenue Bonds, American Water
Capital Corporation Project, Refunding Series 2020, 3.875%, 5/01/40,
(Mandatory Put 9/01/28)
No Opt. Call 2,007,988
17,530 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, 835 Wilson, Series 2022, 3.375%, 6/01/25, (Mandatory Put
6/01/24)
6/24 at 100.00 17,491,800
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 7,833,345
2,655 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call 2,680,689
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call 5,047,620
5,465 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/28
6/26 at 100.00 5,660,596
1,455 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 1,482,463
Illinois State, General Obligation Bonds, November Series 2017D
:
4,015 5.000%, 11/01/24 No Opt. Call 4,047,849
1,000 5.000%, 11/01/25 No Opt. Call 1,024,547
7,140 3.250%, 11/01/26 No Opt. Call 7,029,042
8,820 5.000%, 11/01/26 No Opt. Call 9,200,401
19,760 5.000%, 11/01/27 No Opt. Call 21,009,553
5,825 5.000%, 11/01/28 11/27 at 100.00 6,177,132
5,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 5,497,765
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 11,114,326
3,755 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call 3,805,502
435 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 447,768
4,415 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call 4,543,450
5,000 Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior Lien
Anticipation Notes Series 2022, 5.000%, 1/01/25
No Opt. Call 5,023,429
1,235 LaSalle and Bureau Counties High School District 120 LaSalle-Peru,
Illinois, General Obligation Bonds, School Building Series 2017, 5.000%,
12/01/26 - BAM Insured
No Opt. Call 1,283,933
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
775 5.000%, 12/15/25 No Opt. Call 792,081
1,925 5.000%, 12/15/26 No Opt. Call 1,997,163

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
138
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 360 5.000%, 12/15/27 No Opt. Call $ 379,963
1,945 5.000%, 12/15/28 12/27 at 100.00 2,051,494
650 5.000%, 12/15/30 12/27 at 100.00 685,373
North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service
Area 19, Refunding Series 2019
:
1,000 4.000%, 2/01/33 - BAM Insured 2/28 at 100.00 1,033,051
1,000 4.000%, 2/01/36 - BAM Insured 2/28 at 100.00 1,014,584
1,895 4.000%, 2/01/40 - BAM Insured 2/28 at 100.00 1,896,321
2,010 4.000%, 2/01/44 - BAM Insured 2/28 at 100.00 1,991,697
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
325 5.000%, 10/01/25 - BAM Insured No Opt. Call 330,846
250 5.000%, 10/01/26 - BAM Insured No Opt. Call 257,681
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017
:
2,680 (c) 5.000%, 6/01/24, (ETM) No Opt. Call 2,683,928
6,245 (c) 5.000%, 6/01/25, (ETM) No Opt. Call 6,347,820
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017
:
1,000 3.300%, 3/01/25 - BAM Insured No Opt. Call 995,146
1,258 3.450%, 3/01/26 - BAM Insured No Opt. Call 1,251,262
1,218 3.600%, 3/01/28 - BAM Insured 3/27 at 100.00 1,222,570
8,240 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization
Bonds, Series 2018C, 5.000%, 1/01/28
No Opt. Call 8,820,474
Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A
:
2,725 5.000%, 2/15/26 No Opt. Call 2,781,585
3,655 5.000%, 2/15/27 No Opt. Call 3,782,140
Total Illinois 302,196,697
Indiana - 3.5%
14,235 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 13,203,294
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
0.650%, 8/01/25
No Opt. Call 4,233,245
Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Southern Indiana Gas & Electric Company, Refunding Series 2013A
:
8,885 4.000%, 3/01/38, (AMT), (Mandatory Put 8/01/28) 5/28 at 100.00 8,813,066
21,115 4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28) 5/28 at 100.00 20,820,820
1,100 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A, 4.125%,
12/01/26
No Opt. Call 1,100,637
Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy
Indiana, Inc. Project, Refunding Series 2009A-1
:
5,750 3.750%, 3/01/31, (AMT), (Mandatory Put 6/01/27) No Opt. Call 5,755,418
7,480 4.500%, 5/01/35, (AMT), (Mandatory Put 6/01/32) 6/27 at 100.00 7,545,023
12,600 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 12,383,817
7,330 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-1, 5.000%,
10/01/62, (Mandatory Put 7/01/28)
7/27 at 101.76 7,802,373

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46,
(Mandatory Put 1/01/26)
6/25 at 100.00 $ 7,467,994
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Forward Delivery Series 2022A
:
1,500 5.000%, 10/01/26 No Opt. Call 1,570,904
1,645 5.000%, 10/01/27 No Opt. Call 1,759,269
1,250 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2015A, 5.000%, 10/01/26
10/24 at 100.00 1,259,625
3,520 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 2,821,770
1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 966,533
2,610 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 2,018,120
6,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2019D, 5.000%,
1/01/27, (AMT)
No Opt. Call 6,236,120
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call 8,028,616
10,925 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call 11,170,393
Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A
:
465 5.000%, 10/01/24 No Opt. Call 468,162
545 5.000%, 10/01/25 10/24 at 100.00 549,411
830 5.000%, 10/01/26 10/24 at 100.00 836,637
3,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 3.125%, 7/01/25
No Opt. Call 2,948,677
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call 11,458,374
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call 12,817,551
8,500 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 8,508,683
13,805 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunding Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 14,103,519
5,745 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 5,850,178
Total Indiana 182,498,229
Iowa - 0.3%
5,300 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%,
12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 5,536,716
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 2,365,923
2,225 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 1,921,000

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
140
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
$ 2,620 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 $ 2,264,879
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 2,405,847
1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 1,567,811
Total Iowa 16,062,176
Kansas - 0.4%
9,610 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes Series
2021B, 0.375%, 12/01/24
4/24 at 100.00 9,285,218
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B
:
10,360 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 11,666,950
2,000 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 2,145,532
Total Kansas 23,097,700
Kentucky - 2.5%
7,750 Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds,
Duke Energy Kentucky, Refunding Series 2008A, 3.700%, 8/01/27
6/27 at 100.00 7,628,747
6,050 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/01/26)
No Opt. Call 5,644,550
30,000 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/01/26)
No Opt. Call 27,854,268
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A
:
6,000 5.000%, 6/01/24 No Opt. Call 5,993,718
4,200 5.000%, 6/01/25 No Opt. Call 4,205,860
3,350 Louisville and Jefferson County Metropolitan Government Board of Water
Works, Kentucky, Water System Revenue Bonds, Refunding Series 2022,
5.000%, 11/15/25
No Opt. Call 3,453,362
4,200 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023B, 5.000%, 10/01/47,
(Mandatory Put 10/01/29)
4/29 at 100.73 4,532,642
4,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001A, 0.900%, 9/01/26
No Opt. Call 3,699,849
8,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call 7,235,375
18,090 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2005A, 1.750%, 2/01/35, (Mandatory Put 7/01/26)
No Opt. Call 17,374,425
3,565 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%, 9/01/27
No Opt. Call 3,634,813
1,350 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 3.875%,
6/01/40, (Mandatory Put 9/01/28)
No Opt. Call 1,360,860
1,300 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 1,297,717
2,950 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 2,949,946

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 3,250 Rural Water Financing Agency, Kentucky, Construction Notes, USDA Public
Projects Series 2023A, 3.900%, 11/01/25
4/24 at 100.00 $ 3,236,552
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call 2,815,369
10,200 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call 9,225,103
21,345 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 18,815,859
Total Kentucky 130,959,015
Louisiana - 3.3%
20,575 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call 20,145,799
845 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 679,434
1,900 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A, 4.000%, 12/01/39, (WI/DD)
6/33 at 100.00 1,879,196
2,885 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, American Biocarbon
CT LLC Series 2021, 4.000%, 12/01/46, (AMT), (Mandatory Put 6/25/24)
5/24 at 100.00 2,882,550
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A
:
1,105 5.000%, 10/01/24 No Opt. Call 1,109,803
3,000 4.000%, 10/01/25 No Opt. Call 3,012,846
19,420 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 18,761,287
29,860 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/25)
No Opt. Call 30,177,935
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/28)
No Opt. Call 4,221,772
10,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory Put
5/15/25)
11/24 at 102.04 10,109,017
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015
:
1,010 5.000%, 5/15/29 5/25 at 100.00 1,028,310
1,000 5.000%, 5/15/30 5/25 at 100.00 1,019,000
1,565 (c) Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/24 - AGM Insured, (ETM)
No Opt. Call 1,572,573
Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017C
:
2,655 5.000%, 5/01/29 11/27 at 100.00 2,835,321
3,040 5.000%, 5/01/30 11/27 at 100.00 3,240,321
3,070 5.000%, 5/01/31 11/27 at 100.00 3,269,014
675 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/26
6/25 at 100.00 687,699

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
142
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 2,780 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call $ 3,054,550
3,665 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 3,730,243
16,405 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-1, 4.050%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 16,299,819
18,605 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call 18,490,194
18,080 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 17,255,760
10,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 9,590,755
Total Louisiana 175,053,198
Maine - 0.2%
610 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call 611,706
2,955 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 2,205,733
1,165 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 959,920
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 2,350,306
2,030 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 1,549,290
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 1,636,244
Total Maine 9,313,199
Maryland - 1.4%
7,205 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2019, 5.000%, 10/01/25
No Opt. Call 7,410,882
8,130 Baltimore County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2020, 5.000%, 3/01/27
No Opt. Call 8,626,496
10 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 3.250%, 1/01/31
1/26 at 100.00 9,565
2,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/26
No Opt. Call 1,992,006
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 6,093,746
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.300%, 9/01/35
3/29 at 100.00 3,518,416
4,880 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 1.950%, 9/01/35
9/29 at 100.00 3,895,321

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.800%, 9/01/36
3/30 at 100.00 $ 9,060,606
8,310 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 1.875%, 9/01/36
3/30 at 100.00 6,353,394
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.200%, 9/01/36
9/30 at 100.00 9,879,880
500 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/24
No Opt. Call 500,740
4,580 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 5,051,774
9,870 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Refunding Series 2020, 5.000%, 6/01/25
No Opt. Call 10,069,906
Total Maryland 72,462,732
Massachusetts - 1.1%
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
735 5.000%, 7/01/24 No Opt. Call 733,655
795 5.000%, 7/01/25 7/24 at 100.00 788,048
2,190 Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel
Lahey Health Issue, Series 2023M, 5.000%, 7/01/32
No Opt. Call 2,528,570
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call 1,524,061
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
2,780 5.000%, 7/01/29 7/28 at 100.00 2,969,453
2,750 5.000%, 7/01/30 7/28 at 100.00 2,944,206
2,515 5.000%, 7/01/31 7/28 at 100.00 2,693,252
2,100 5.000%, 7/01/32 7/28 at 100.00 2,248,676
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G
:
130 5.000%, 7/15/24, 144A No Opt. Call 129,757
125 5.000%, 7/15/25, 144A No Opt. Call 124,626
160 5.000%, 7/15/26, 144A No Opt. Call 160,261
170 5.000%, 7/15/27, 144A No Opt. Call 171,256
175 5.000%, 7/15/28, 144A No Opt. Call 177,379
220 5.000%, 7/15/30, 144A No Opt. Call 225,687
2,230 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 2,113,951
2,135 Massachusetts Health and Educational Facilities Authority, Variable Rate
Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A,
2.450%, 11/01/30, (Mandatory Put 4/01/26)
No Opt. Call 2,095,694
1,985 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
2.750%, 12/01/34
12/28 at 100.00 1,743,938
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022A-2
:
525 2.150%, 6/01/24 4/24 at 100.00 523,135
1,000 2.650%, 6/01/26 6/25 at 100.00 974,779
5,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-3, 4.000%, 6/01/26
6/25 at 100.00 5,034,953

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
144
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 1,470 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 $ 1,449,989
4,570 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
6/24 at 100.00 4,292,674
3,500 Massachusetts Housing Finance Agency, Multifamily Housing Bonds,
Green Series 2023C2, 4.000%, 12/01/27
12/26 at 100.00 3,517,686
5,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 3,965,337
1,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 780,201
2,725 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 2,155,702
7,385 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 5,985,940
5,000 Plymouth, Massachusetts, General Obligation Bonds, Anticipation Notes
Series 2023, 5.000%, 6/28/24
No Opt. Call 5,014,098
Total Massachusetts 57,066,964
Michigan - 2.0%
Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022A
:
4,000 5.000%, 4/15/26 No Opt. Call 4,143,427
2,600 5.000%, 4/15/27 No Opt. Call 2,746,559
5,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Series 2019B, 5.000%, 11/15/44, (Mandatory Put 11/16/26)
5/26 at 100.00 5,154,948
Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1
:
2,000 5.000%, 6/01/27 No Opt. Call 2,095,744
4,540 5.000%, 6/01/28 No Opt. Call 4,826,867
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 6,633,104
2,850 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
4/24 at 100.00 2,727,885
2,530 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2022A, 3.300%, 4/01/26
4/24 at 100.00 2,499,626
10,000 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2023A, 3.750%, 4/01/27
4/24 at 100.00 10,000,452
1,805 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.350%, 12/01/34
6/28 at 100.00 1,779,846
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 4,987,818
10,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 8,906,283
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 12,301,274
6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 4,610,632
2,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2022A, 4.000%, 12/01/37
12/31 at 100.00 1,980,324
200 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 5.000%, 11/15/24
No Opt. Call 201,794

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 3,025 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023, 5.000%, 11/15/26
No Opt. Call $ 3,180,359
7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers
Energy Company Project, Variable Rate Series 2005, 0.875%, 4/01/35,
(AMT), (Mandatory Put 10/08/26)
10/21 at 100.00 6,950,044
7,100 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Collateralized Series 2023DT,
3.875%, 6/01/53, (AMT), (Mandatory Put 6/03/30)
3/30 at 100.00 7,146,580
2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 2,284,460
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 1,190,568
7,500 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023E, 5.000%, 12/01/28 -
AGM Insured, (AMT)
No Opt. Call 8,071,822
Total Michigan 104,420,416
Minnesota - 1.1%
17,000 Edina, Minnesota, General Obligation Bonds, Series 2022B, 2.000%,
2/01/25
4/24 at 100.00 16,669,081
5,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 5,354,970
1,265 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 1,076,335
2,235 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 1,876,746
4,330 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 3,427,778
5,595 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 4,490,297
5,045 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 3,991,308
8,415 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 6,909,498
3,285 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Social Series 2022A, 2.600%, 7/01/37
7/31 at 100.00 2,774,374
2,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 2,017,601
6,820 Minnesota Public Facilities Authority, State Clean Water Revolving Fund
Revenue Bonds, Series 2016A, 5.000%, 3/01/31
3/26 at 100.00 7,072,330
Total Minnesota 55,660,318
Mississippi - 0.5%
7,575 Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control
Revenue Bonds, International Paper Company Project, Refunding Series
2022, 2.650%, 4/01/37, (Mandatory Put 4/01/27)
4/27 at 100.00 7,340,842
5,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
4/24 at 100.00 5,816,051
1,210 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 1,006,677

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
146
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi (continued)
$ 615 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 $ 475,807
5,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-2, 4.125%, 9/01/36,
(Mandatory Put 8/28/24)
No Opt. Call 4,990,380
3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call 3,687,997
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A
:
205 5.000%, 10/15/24 No Opt. Call 206,043
1,500 5.000%, 10/15/26 No Opt. Call 1,555,129
Total Mississippi 25,078,926
Missouri - 0.7%
5,330 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 5,019,003
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 10,358,169
5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 4,678,762
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A
:
1,165 5.000%, 6/01/25 No Opt. Call 1,184,982
2,520 5.000%, 6/01/27 No Opt. Call 2,647,062
755 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2019C,
2.500%, 11/01/34
5/29 at 100.00 655,877
1,065 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021A,
1.950%, 11/01/36
5/30 at 100.00 820,761
1,890 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
1.800%, 11/01/36
5/30 at 100.00 1,418,457
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A
:
2,420 5.000%, 1/01/25 No Opt. Call 2,438,264
5,100 5.000%, 1/01/26 1/25 at 100.00 5,152,103
855 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023B, 5.000%, 7/01/24, (AMT)
No Opt. Call 855,884
Total Missouri 35,229,324
Montana - 0.1%
Gallatin County, Montana, General Obligation Bonds, Series 2023
:
1,365 5.000%, 7/01/33 No Opt. Call 1,609,852
1,300 5.000%, 7/01/35 7/33 at 100.00 1,525,185
Lewis and Clark County School District 9 East Helena, Montana, General
Obligation Bonds, School Building Series 2018
:
1,000 5.000%, 7/01/27 No Opt. Call 1,061,177
1,055 5.000%, 7/01/28 No Opt. Call 1,140,787
1,335 5.000%, 7/01/29 7/28 at 100.00 1,452,496
750 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 1.850%, 12/01/36
6/30 at 100.00 565,955

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Montana (continued)
$ 500 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
1.850%, 12/01/36
12/30 at 100.00 $ 377,304
Total Montana 7,732,756
National - 0.0%
2,675 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call 2,473,217
Total National 2,473,217
Nebraska - 0.7%
8,345 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 8,829,350
3,890 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 3,899,594
815 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 826,741
1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 1,689,391
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 7,187,743
2,455 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 1,927,444
3,555 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 2,861,655
1,630 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 1,674,856
6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series
2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/01/25)
No Opt. Call 6,199,552
Total Nebraska 35,096,326
Nevada - 0.9%
8,640 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018B, 5.000%, 6/15/25
No Opt. Call 8,803,334
1,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2020A, 3.000%, 6/15/24 - AGM Insured
No Opt. Call 997,013
6,385 Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien
Notes Series 2021B, 5.000%, 7/01/27, (AMT)
No Opt. Call 6,710,917
19,325 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/26
No Opt. Call 20,124,738
3,500 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power
Company Project, Refunding Series 2017, 3.750%, 1/01/36, (Mandatory
Put 3/31/26)
3/26 at 100.00 3,477,074
950 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 5.000%, 7/01/25
No Opt. Call 966,984
2,275 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory Put
12/01/24)
12/24 at 100.00 2,284,624
Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A
:
1,970 1.850%, 10/01/33 10/30 at 100.00 1,578,637
1,970 2.000%, 10/01/36 10/30 at 100.00 1,524,700

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
148
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 $ 2,349,977
Total Nevada 48,817,998
New Hampshire - 0.4%
8,440 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call 8,462,778
11,000 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 4.500%,
10/01/33
No Opt. Call 11,628,751
Total New Hampshire 20,091,529
New Jersey - 3.1%
Delran Township, New Jersey, General Obligation Bonds, Series 2019
:
1,000 2.000%, 10/15/27 No Opt. Call 940,610
1,000 2.000%, 10/15/28 No Opt. Call 923,618
1,000 2.000%, 10/15/29 No Opt. Call 912,974
450 (c) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 450,151
Gloucester Township, New Jersey, General Obligation Bonds, Series 2019
:
3,640 2.000%, 2/01/26 - BAM Insured No Opt. Call 3,486,314
3,975 2.000%, 2/01/27 - BAM Insured No Opt. Call 3,746,529
1,310 Mahwah Township, Bergen County, New Jersey, General Improvement,
Water and Sewer Utility Bonds, Series 2023, 1.000%, 1/15/25
No Opt. Call 1,277,409
400 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Capital Equipment & Improvement Bonds, Series 2022,
5.000%, 9/15/25
No Opt. Call 410,398
6,115 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 5,978,330
10,545 New Jersey Economic Development Authority, Revenue Bonds, Municipal
Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call 10,658,479
7,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 6/15/26, (WI/
DD)
No Opt. Call 7,252,987
3,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call 3,235,076
6,135 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, 5.000%, 6/15/33, (Pre-refunded
12/15/28)
12/28 at 100.00 6,763,983
300 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/24
No Opt. Call 300,623
1,300 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
4/24 at 100.50 1,302,897
9,180 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call 8,517,502
2,600 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 5.000%,
7/01/29
7/26 at 100.00 2,685,307
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021B
:
3,500 0.650%, 5/01/24 No Opt. Call 3,490,022

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 6,335 0.750%, 11/01/24 No Opt. Call $ 6,152,278
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2022I
:
2,515 2.650%, 10/01/24 No Opt. Call 2,494,874
2,915 2.750%, 4/01/25 No Opt. Call 2,858,474
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
1,580 5.000%, 6/01/24 No Opt. Call 1,582,657
1,210 5.000%, 6/01/25 No Opt. Call 1,232,003
2,800 5.000%, 6/01/26 No Opt. Call 2,906,023
2,270 4.000%, 6/01/30 No Opt. Call 2,433,555
1,005 4.000%, 6/01/31 No Opt. Call 1,088,037
7,220 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 7,473,644
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A
:
7,150 5.000%, 12/15/25 No Opt. Call 7,349,182
5,020 5.000%, 12/15/26 No Opt. Call 5,257,124
3,645 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 3,952,455
500 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021, 5.000%, 7/15/24
No Opt. Call 501,389
3,200 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Philadelphia Electric Company Project Series
1993A, 4.450%, 3/01/25, (AMT)
No Opt. Call 3,210,699
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
5,420 5.000%, 6/01/24 No Opt. Call 5,428,706
4,000 5.000%, 6/01/25 No Opt. Call 4,067,622
5,010 5.000%, 6/01/27 No Opt. Call 5,284,212
4,590 5.000%, 6/01/28 No Opt. Call 4,926,764
14,205 5.000%, 6/01/29 6/28 at 100.00 15,268,373
2,385 4.000%, 6/01/37 6/28 at 100.00 2,418,069
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 6,390,334
6,710 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/28
9/25 at 100.00 6,665,650
Total New Jersey 161,275,333
New Mexico - 1.3%
13,620 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010A,
0.875%, 6/01/40, (Mandatory Put 10/01/26)
No Opt. Call 12,289,405
10,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010B,
3.000%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call 9,977,450
New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission  Refunding Senior Lien, Series 2022A
:
16,320 5.000%, 6/15/25 No Opt. Call 16,657,597
11,940 5.000%, 6/15/26 No Opt. Call 12,453,769
4,595 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 4,669,455

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
150
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico (continued)
$ 1,695 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 $ 1,498,459
2,140 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 1,668,173
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 757,499
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Refunding Series 2015A
:
1,625 5.000%, 6/15/24 No Opt. Call 1,627,789
1,690 5.000%, 6/15/25 No Opt. Call 1,720,946
1,760 5.000%, 6/15/26 6/25 at 100.00 1,790,842
534 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call 524,485
Total New Mexico 65,635,869
New York - 7.8%
10,000 Chautauqua County Capital Resource Corporation, New York, Facilities
Revenue Bonds, NRG Energy Project Refunding Series 2020, 4.250%,
4/01/42, (Mandatory Put 4/03/28)
No Opt. Call 10,111,186
1,725 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call 1,757,029
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 4,640,734
1,015 Dormitory Authority of the State of New York, Revenue Bonds, Rochester
Institute of Technology, Forward Delivery Series 2020A, 5.000%, 7/01/25
No Opt. Call 1,037,142
4,365 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Mandatory Tender Series 2020B, 0.850%, 9/01/50, (Mandatory Put
9/01/25)
3/25 at 100.00 4,163,686
11,850 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
4/24 at 100.00 11,274,697
5,020 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%,
11/15/32
11/26 at 100.00 5,248,349
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/26
No Opt. Call 5,230,654
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E
:
1,500 5.000%, 11/15/30 No Opt. Call 1,683,633
2,250 5.000%, 11/15/32 11/30 at 100.00 2,515,407
10,850 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 11,159,419
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B
:
1,075 5.000%, 7/01/24 No Opt. Call 1,076,591
685 5.000%, 7/01/25 7/24 at 100.00 686,834
1,065 5.000%, 7/01/26 7/24 at 100.00 1,067,614
1,500 5.000%, 7/01/27 7/24 at 100.00 1,503,945
10,020 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Green Series 2023A-2, 3.700%, 5/01/63,
(Mandatory Put 12/30/27)
12/25 at 100.00 10,026,769

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 10,200 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Bond 2021K-2,
0.900%, 11/01/60, (Mandatory Put 1/01/26)
10/24 at 100.00 $ 9,563,096
5,835 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.000%, 11/01/35
5/28 at 100.00 4,495,646
2,705 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-2, 0.700%, 5/01/60, (Mandatory Put 11/01/24)
4/24 at 100.00 2,631,264
New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A
:
3,470 3.450%, 11/01/34 2/27 at 100.00 3,300,611
5,630 1.125%, 5/01/60, (Mandatory Put 11/01/24) 4/24 at 100.00 5,519,218
3,010 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B,
2.550%, 11/01/34
5/27 at 100.00 2,738,253
980 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning Disabilities
Inc., Short Term Auction Rate Series 1999, 2.250%, 10/01/29 - AGM
Insured
No Opt. Call 918,509
8,845 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries A, 5.000%, 11/01/28
No Opt. Call 9,719,159
2,740 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/27
No Opt. Call 2,946,171
4,340 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/33
8/26 at 100.00 4,509,385
27,500 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
C-1, 5.000%, 8/01/27
No Opt. Call 29,349,584
3,750 New York City, New York, General Obligation Bonds, Fiscal 2023 Series C,
5.000%, 8/01/25
No Opt. Call 3,839,728
4,000 New York City, New York, General Obligation Bonds, Fiscal 2023 Series D,
5.000%, 8/01/25
No Opt. Call 4,095,710
3,125 New York City, New York, General Obligation Bonds, Fiscal 2023F Series
1, 5.000%, 8/01/26
No Opt. Call 3,262,967
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004A, 2.875%, 5/15/32, (Mandatory Put 7/01/25)
No Opt. Call 4,953,740
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/01/25)
No Opt. Call 44,651,583
6,150 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%,
5/01/25
4/24 at 100.00 5,909,387
13,190 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
4/24 at 100.00 12,400,677
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2021J-2
:
5,970 1.000%, 11/01/61, (Mandatory Put 11/01/26) 4/24 at 100.00 5,460,554
5,000 1.100%, 11/01/61, (Mandatory Put 5/01/27) 6/24 at 100.00 4,507,757
10,055 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Green Series 2022A-2, 2.500%, 11/01/60, (Mandatory Put 5/01/27)
4/24 at 100.00 9,594,723

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
152
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 8,075 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 $ 7,858,048
4,185 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 3,311,982
6,670 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Sustainability Series 2023C-2, 3.800%, 11/01/62, (Mandatory Put
5/01/29)
8/25 at 100.00 6,676,629
9,610 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 8,522,962
2,415 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.000%, 10/01/35
10/29 at 100.00 1,893,825
3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.100%, 10/01/35
10/29 at 100.00 2,826,283
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231
:
3,555 2.000%, 10/01/33 4/30 at 100.00 2,997,663
9,990 2.200%, 10/01/36 4/30 at 100.00 7,984,738
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 3,698,640
16,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 14,333,256
5,110 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
4/24 at 100.00 5,111,457
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022
:
5,000 5.000%, 12/01/27, (AMT) No Opt. Call 5,233,288
2,000 5.000%, 12/01/28, (AMT) No Opt. Call 2,124,865
2,000 5.000%, 12/01/29, (AMT) No Opt. Call 2,156,674
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call 3,030,434
Oyster Bay, Nassau County, New York, General Obligation Bonds,
Refunding Public Improvement Series 2022
:
1,065 5.000%, 8/01/26 - AGM Insured No Opt. Call 1,113,733
1,000 5.000%, 8/01/27 - AGM Insured No Opt. Call 1,069,887
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
3,105 5.000%, 12/01/26, (AMT) No Opt. Call 3,224,012
10,000 5.000%, 12/01/27, (AMT) No Opt. Call 10,533,276
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/33, (AMT)
4/27 at 100.00 4,160,988
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/25, (AMT)
No Opt. Call 4,078,840
5,020 Rye City School District, Westchester County, New York, General
Obligation Bonds, Series 2023, 5.000%, 6/28/24
No Opt. Call 5,035,412
Suffolk County Economic Development Corporation, New York, Revenue
Bonds, Catholic Health Services of Long Island Obligated Group Project,
Series 2014
:
520 5.000%, 7/01/25 7/24 at 100.00 521,392
500 5.000%, 7/01/27 7/24 at 100.00 501,315

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2
:
$ 1,170 5.000%, 6/01/24 No Opt. Call $ 1,172,639
2,370 5.000%, 6/01/25 No Opt. Call 2,414,474
2,220 5.000%, 6/01/26 No Opt. Call 2,302,130
2,200 5.000%, 6/01/28 No Opt. Call 2,362,921
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Refunding Series 2023A
:
5,000 5.000%, 11/15/25 No Opt. Call 5,147,069
15,000 5.000%, 11/15/26 No Opt. Call 15,793,639
475 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call 477,439
8,100 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2022E-1, 5.000%, 11/15/27
8/27 at 100.00 8,681,845
10,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Refunding Series 2022B, 5.000%, 5/15/26
No Opt. Call 10,421,737
1,925 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series A, 5.000%, 6/01/26
No Opt. Call 1,987,013
Total New York 406,311,916
North Carolina - 0.5%
3,800 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018C, 3.450%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call 3,795,764
5,490 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call 5,262,195
1,615 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call 1,565,743
865 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 747,686
2,760 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 2,425,725
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 4,009,746
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A
:
3,125 5.000%, 1/01/26 No Opt. Call 3,209,561
1,630 5.000%, 1/01/28 1/26 at 100.00 1,679,191
3,285 Raleigh, North Carolina, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 4/01/26
No Opt. Call 3,413,719
Total North Carolina 26,109,330
North Dakota - 0.9%
8,450 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
4/24 at 100.00 8,426,607
2,335 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2024A,
3.450%, 4/01/27, (WI/DD)
1/26 at 100.00 2,335,010

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
154
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota (continued)
$ 785 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24
4/24 at 100.00 $ 783,820
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A
:
1,655 5.000%, 12/01/25 No Opt. Call 1,663,270
2,380 5.000%, 12/01/26 No Opt. Call 2,408,278
2,550 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/27
No Opt. Call 2,601,352
Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021
:
200 3.000%, 5/01/25 No Opt. Call 194,659
225 4.000%, 5/01/27 No Opt. Call 221,502
500 3.000%, 5/01/28 5/27 at 100.00 465,596
400 3.000%, 5/01/29 5/27 at 100.00 366,475
430 3.000%, 5/01/30 5/27 at 100.00 390,216
355 3.000%, 5/01/32 5/27 at 100.00 314,076
5,815 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 5,830,454
5,330 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023C, 5.000%, 5/01/32
No Opt. Call 5,583,414
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C
:
6,190 2.800%, 7/01/32 7/28 at 100.00 5,643,397
1,640 3.000%, 7/01/34 7/28 at 100.00 1,541,067
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 2,201,446
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 2,687,569
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 2,909,990
2,540 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 2,058,854
Total North Dakota 48,627,052
Ohio - 4.4%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
1,500 5.000%, 6/01/27 No Opt. Call 1,575,028
11,850 5.000%, 6/01/28 No Opt. Call 12,636,739
14,500 5.000%, 6/01/29 No Opt. Call 15,696,728
5,470 5.000%, 6/01/30 No Opt. Call 6,003,876
11,390 5.000%, 6/01/31 6/30 at 100.00 12,481,705
4,400 5.000%, 6/01/32 6/30 at 100.00 4,817,618
3,110 5.000%, 6/01/33 6/30 at 100.00 3,400,817
6,170 5.000%, 6/01/34 6/30 at 100.00 6,732,451
11,530 5.000%, 6/01/35 6/30 at 100.00 12,545,894
1,520 4.000%, 6/01/37 6/30 at 100.00 1,545,084
2,275 4.000%, 6/01/38 6/30 at 100.00 2,298,028
1,015 4.000%, 6/01/39 6/30 at 100.00 1,021,527
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017
:
1,225 5.000%, 12/01/24 No Opt. Call 1,232,820
1,000 5.000%, 12/01/25 No Opt. Call 1,021,386

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call $ 10,464,436
18,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005B, 2.100%,
7/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 18,602,351
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005D, 2.100%,
10/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 981,654
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 13,901,960
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 8,826,641
2,355 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014A, 2.400%,
12/01/38, (Mandatory Put 10/01/29)
10/24 at 100.00 2,081,038
11,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 10,530,117
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014C, 2.100%,
12/01/27, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 981,654
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 6,472,543
20,250 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 20,167,917
10,740 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Duke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call 10,854,573
540 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call 539,033
1,330 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 1,303,129
2,510 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 2,265,852
1,470 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 1,253,702
3,685 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 2,902,950
2,920 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 2,390,341
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A
:
1,635 3.800%, 9/01/35 9/33 at 100.00 1,609,676
1,670 3.850%, 3/01/36 9/33 at 100.00 1,645,493
1,510 3.850%, 9/01/36 9/33 at 100.00 1,487,108
Ohio State, General Obligation Bonds, Conservation Projects Refunding
Series 2022A
:
1,755 4.000%, 9/01/26 No Opt. Call 1,797,750

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
156
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,850 4.000%, 9/01/27 No Opt. Call $ 1,919,502
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022B
:
2,000 4.000%, 3/01/26 No Opt. Call 2,035,925
2,500 4.000%, 3/01/27 No Opt. Call 2,576,123
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022C
:
1,645 4.000%, 9/01/26 No Opt. Call 1,685,071
3,525 4.000%, 9/01/27 No Opt. Call 3,657,428
Ohio State, General Obligation Bonds, Refunding Common Schools
Series 2022A
:
2,800 4.000%, 6/15/26 No Opt. Call 2,860,023
3,750 4.000%, 6/15/27 No Opt. Call 3,879,601
2,430 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Series 2019C, 2.750%, 1/01/52, (Mandatory Put
5/01/28)
No Opt. Call 2,373,784
285 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/24
No Opt. Call 288,051
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/39
6/30 at 100.00 5,515,888
1,070 Upper Arlington, Ohio, Special Obligation Income Tax Revenue Bonds,
Community Center Series 2023, 4.000%, 12/01/24
No Opt. Call 1,073,527
Total Ohio 231,934,542
Oklahoma - 4.9%
Blaine County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Watonga Public Schools Project, Series
2022
:
1,000 5.000%, 12/01/31 No Opt. Call 1,103,112
1,015 5.000%, 12/01/32 No Opt. Call 1,126,148
665 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/24
No Opt. Call 666,193
Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020
:
1,245 4.000%, 9/01/25 No Opt. Call 1,255,801
1,600 2.000%, 9/01/27 No Opt. Call 1,504,707
4,075 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call 4,077,835
5,000 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2023A, 5.000%, 9/01/31
No Opt. Call 5,581,204
5,000 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Yukon Public Schools Project, Series 2023,
5.000%, 9/01/27
No Opt. Call 5,259,455
2,435 Cherokee County, Oklahoma, Economic Development Authority,
Educational Facilities Lease Revenue Bonds, Tahlequah Public Schools
Project, Series 2022, 5.000%, 9/01/24
No Opt. Call 2,445,782
9,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2021, 4.000%, 6/01/27
No Opt. Call 9,210,102
Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 8,005 2.000%, 3/01/25 No Opt. Call $ 7,835,833
8,005 2.000%, 3/01/26 No Opt. Call 7,710,214
8,010 2.000%, 3/01/27 No Opt. Call 7,588,716
Cleveland County Independent School District 29 Norman, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022
:
7,525 2.000%, 3/01/25 No Opt. Call 7,365,976
7,525 2.000%, 3/01/26 No Opt. Call 7,247,890
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022
:
1,000 5.000%, 10/01/27 No Opt. Call 1,048,400
1,000 3.250%, 10/01/28 No Opt. Call 988,523
1,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project,
Series 2017A, 5.000%, 12/01/24
No Opt. Call 1,005,861
4,400 Cushing Educational Facilities Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Cushing Public Schools Project, Series 2022,
5.000%, 9/01/28
No Opt. Call 4,644,633
2,190 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A,
5.000%, 9/01/26
No Opt. Call 2,266,047
Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018
:
385 5.000%, 9/01/24 No Opt. Call 385,947
310 5.000%, 9/01/25 No Opt. Call 314,402
200 5.000%, 9/01/26 No Opt. Call 205,823
450 5.000%, 9/01/27 No Opt. Call 470,541
520 5.000%, 9/01/29 9/28 at 100.00 568,096
500 5.000%, 9/01/30 9/28 at 100.00 548,410
1,100 5.000%, 9/01/31 9/28 at 100.00 1,206,167
860 5.000%, 9/01/32 9/28 at 100.00 943,833
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Minco Public Schools Project, Series 2018
:
1,305 5.000%, 9/01/31 9/28 at 100.00 1,392,795
1,000 5.000%, 9/01/32 9/28 at 100.00 1,069,482
1,300 5.000%, 9/01/33 9/28 at 100.00 1,391,301
Kay County Public Buildings Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Ponca City Public Schools Project, Series 2022
:
6,005 5.000%, 9/01/25 No Opt. Call 6,094,412
5,045 5.000%, 9/01/27 No Opt. Call 5,275,287
McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public Schools
Project, Series 2019
:
485 4.000%, 9/01/24 No Opt. Call 485,040
945 4.000%, 9/01/25 No Opt. Call 950,987
1,455 4.000%, 9/01/26 No Opt. Call 1,473,811
625 4.000%, 9/01/27 No Opt. Call 639,266
700 4.000%, 9/01/28 No Opt. Call 720,399
725 4.000%, 9/01/29 No Opt. Call 753,210
Okarche Economic Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series
2016
:
1,100 5.000%, 9/01/27 9/26 at 100.00 1,142,524
1,125 5.000%, 9/01/28 9/26 at 100.00 1,165,577
5,200 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2024,
4.000%, 3/01/27, (WI/DD)
No Opt. Call 5,361,275

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
158
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Jones Public Schools Project, Series 2020
:
$ 590 4.000%, 9/01/26 No Opt. Call $ 596,399
1,000 4.000%, 9/01/27 No Opt. Call 1,022,500
1,000 4.000%, 9/01/28 No Opt. Call 1,025,004
1,000 4.000%, 9/01/29 No Opt. Call 1,034,884
1,000 4.000%, 9/01/30 No Opt. Call 1,040,640
1,000 4.000%, 9/01/31 9/30 at 100.00 1,049,081
1,000 4.000%, 9/01/32 9/30 at 100.00 1,045,490
3,325 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call 3,338,357
13,000 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2022, 2.000%, 3/01/25
No Opt. Call 12,740,763
2,490 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2024, 4.000%, 3/01/26, (WI/
DD)
No Opt. Call 2,526,373
5,000 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2023A,
3.000%, 7/01/26
No Opt. Call 4,975,362
4,550 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A,
1.250%, 7/01/26
No Opt. Call 4,284,699
5,000 Oklahoma County, Oklahoma, General Obligation Bonds, Limited Tax
Series 2023, 4.000%, 5/01/25
No Opt. Call 5,035,112
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
2,295 5.000%, 8/15/24 No Opt. Call 2,288,223
1,895 5.000%, 8/15/25 No Opt. Call 1,887,073
1,900 5.000%, 8/15/26 No Opt. Call 1,925,101
3,175 5.000%, 8/15/27 No Opt. Call 3,249,653
1,400 5.000%, 8/15/28 No Opt. Call 1,447,710
350 5.000%, 8/15/29 8/28 at 100.00 362,982
355 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35
3/29 at 100.00 309,526
Pittsburg County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series
2021
:
250 4.000%, 12/01/28 No Opt. Call 257,552
390 4.000%, 12/01/29 No Opt. Call 405,540
350 4.000%, 12/01/30 No Opt. Call 366,645
255 4.000%, 12/01/31 No Opt. Call 269,003
275 4.000%, 12/01/32 12/31 at 100.00 292,043
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021
:
545 4.000%, 9/01/26 No Opt. Call 551,163
1,290 4.000%, 9/01/28 No Opt. Call 1,324,388
5,255 Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Verdigris Public Schools Project, Series 2018, 4.000%, 9/01/24
No Opt. Call 5,248,800
Rogers County Industrial Development Authority, Oklahoma, Capital
Improvement Revenue Bonds, Refunding Series 2017
:
850 3.000%, 4/01/24 No Opt. Call 850,000
725 4.000%, 4/01/25 No Opt. Call 727,446
770 4.000%, 4/01/26 4/25 at 100.00 774,977
715 4.000%, 4/01/27 4/25 at 100.00 719,747

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
Sand Springs Municipal Authority, Oklahoma, Utility System Revenue
Bonds, Refunding Series 2020
:
$ 400 3.000%, 11/01/31 11/28 at 100.00 $ 393,400
500 3.000%, 11/01/32 11/28 at 100.00 481,581
530 3.000%, 11/01/33 11/28 at 100.00 508,372
Stephens County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Marlow Public Schools Project, Series
2022
:
1,990 5.000%, 9/01/34 9/32 at 100.00 2,225,178
1,075 5.000%, 9/01/35 9/32 at 100.00 1,196,000
1,110 Texas County Development Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Guymon Public Schools Project, Series 2018,
5.000%, 12/01/25
No Opt. Call 1,132,298
Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2023A
:
5,020 3.000%, 3/01/25 No Opt. Call 4,974,707
3,625 1.000%, 3/01/26 No Opt. Call 3,452,777
8,750 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2024A, 0.050%, 4/01/26,
(WI/DD)
No Opt. Call 8,125,866
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A
:
8,360 5.000%, 9/01/27 No Opt. Call 8,910,533
10,730 5.000%, 9/01/28 No Opt. Call 11,645,515
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Glenpool Public Schools Project, Series 2017A
:
700 5.000%, 9/01/24 No Opt. Call 703,243
1,355 5.000%, 9/01/25 No Opt. Call 1,385,117
1,500 Tulsa Public Facilities Authority, Oklahoma, Capital Improvement Revenue
Bonds, Series 2020, 3.000%, 5/01/24
No Opt. Call 1,497,987
Tulsa, Oklahoma, General Obligation Bonds, Series 2021
:
12,800 0.375%, 11/01/24 No Opt. Call 12,425,691
12,800 0.500%, 11/01/25 No Opt. Call 11,973,153
4,055 Tulsa, Oklahoma, General Obligation Bonds, Series 2022, 3.000%,
10/01/26
No Opt. Call 4,015,061
Wagoner County School Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series
2019
:
1,450 4.000%, 9/01/27 No Opt. Call 1,478,395
300 4.000%, 9/01/28 No Opt. Call 308,245
Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools
Project, Series 2021
:
710 3.000%, 9/01/25 No Opt. Call 701,623
530 3.000%, 9/01/27 No Opt. Call 518,037
490 3.000%, 9/01/29 No Opt. Call 472,755
1,250 3.000%, 9/01/31 No Opt. Call 1,186,513
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019
:
1,325 5.000%, 3/01/25 No Opt. Call 1,338,766
1,760 5.000%, 3/01/27 No Opt. Call 1,837,347
Total Oklahoma 258,351,413

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
160
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon - 0.8%
Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A
:
$ 2,335 5.000%, 6/15/24 No Opt. Call $ 2,340,774
1,305 5.000%, 6/15/25 No Opt. Call 1,331,530
1,085 5.000%, 6/15/26 No Opt. Call 1,130,036
1,000 5.000%, 6/15/27 No Opt. Call 1,064,948
5,085 Clackamas and Washington Counties School District 3JT, Oregon,
General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/26
6/25 at 100.00 5,184,358
Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B
:
2,390 5.000%, 6/15/27 No Opt. Call 2,545,226
2,060 5.000%, 6/15/28 6/27 at 100.00 2,191,843
5,540 Deschutes County Administrative School District 1, Bend-La Pine, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/24
No Opt. Call 5,553,700
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 1,724,723
1,125 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-2,
0.950%, 6/01/27
4/24 at 100.00 1,022,708
11,585 Oregon Health and Science University, Revenue Bonds, Exchange Series
2021C, 4.000%, 7/01/42, (Mandatory Put 2/01/29)
11/28 at 100.00 11,943,233
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 5,840,189
Total Oregon 41,873,268
Pennsylvania - 3.7%
3,150 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/26, (AMT)
No Opt. Call 3,213,200
Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A
:
2,415 5.000%, 4/01/24 No Opt. Call 2,415,000
2,730 5.000%, 4/01/25 No Opt. Call 2,760,896
2,055 5.000%, 4/01/26 No Opt. Call 2,113,768
4,435 5.000%, 4/01/27 No Opt. Call 4,620,575
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
3,910 5.000%, 11/01/28 11/27 at 100.00 2,197,938
1,475 5.000%, 11/01/29 11/27 at 100.00 796,797
2,240 4.000%, 11/01/31 11/27 at 100.00 1,183,262
2,970 4.000%, 11/01/32 11/27 at 100.00 1,566,680
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A
:
600 5.000%, 2/01/25 No Opt. Call 449,666
1,000 5.000%, 2/01/28 No Opt. Call 579,063
8,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put 2/01/27)
8/26 at 101.63 5,625,599
7,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 4,256,369
2,685 (d) Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area School
District Refunding Project, Series 2021A, 3.908%, 1/01/30, (Mandatory Put
11/01/25) (SOFR*0.67% reference rate + 0.350% spread)
11/24 at 100.00 2,643,711

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 500 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.000%, 6/01/24 - BAM Insured
No Opt. Call $ 500,799
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call 1,019,190
3,775 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 3,417,654
3,000 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Forward Delivery Series 2020A, 5.000%, 6/01/26
No Opt. Call 3,113,596
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018
:
3,295 5.000%, 6/01/24 No Opt. Call 3,298,847
640 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 643,826
5,890 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 5,682,711
10,200 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016B, 2.625%, 2/15/27
No Opt. Call 9,842,675
4,565 Lower Merion School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2019, 4.000%, 11/15/30
11/27 at 100.00 4,766,725
8,065 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 7,312,163
8,400 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC Project,
Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put 4/03/28)
No Opt. Call 8,627,820
504 (e) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 5.000%, 6/30/27
4/24 at 100.00 90,750
278 (e) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 5.000%, 6/30/27, (cash 5.000%, PIK 5.000%)
No Opt. Call 49,986
15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/02/26)
11/26 at 100.00 13,910,889
3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call 3,455,610
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A,
0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 3,858,230
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 1,262,699
2,265 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 2,223,008
6,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 5,768,175
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125A
:
3,390 3.000%, 4/01/27, (AMT) No Opt. Call 3,291,706
3,345 3.050%, 10/01/27, (AMT) 4/27 at 100.00 3,237,199
8,730 3.400%, 10/01/32, (AMT) 4/27 at 100.00 8,300,321

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
162
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 1,035 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 $ 998,866
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 2,389,257
7,070 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 6,149,545
4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 4,007,624
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 8,110,475
10,000 Pennsylvania State, General Obligation Bonds, First Series 2022, 5.000%,
10/01/27
No Opt. Call 10,729,094
4,420 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/29
6/26 at 100.00 4,593,219
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Refunding Series 2020C. Forward
Delivery
:
540 4.000%, 11/01/24 No Opt. Call 539,526
1,000 5.000%, 11/01/25 No Opt. Call 1,020,494
850 5.000%, 11/01/26 No Opt. Call 876,831
1,000 5.000%, 11/01/27 No Opt. Call 1,046,367
1,000 5.000%, 11/01/28 No Opt. Call 1,059,834
1,000 5.000%, 11/01/29 No Opt. Call 1,073,864
14,400 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020C, 5.000%, 7/01/25, (AMT)
No Opt. Call 14,585,272
1,105 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 1,062,429
Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5
:
2,665 5.000%, 11/01/24 No Opt. Call 2,674,166
2,550 5.000%, 11/01/25 No Opt. Call 2,581,893
Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A
:
1,150 4.000%, 7/01/25 No Opt. Call 1,141,282
1,200 5.000%, 7/01/27 No Opt. Call 1,234,033
Total Pennsylvania 193,971,174
Puerto Rico - 4.1%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
:
3,430 5.000%, 7/01/24, 144A No Opt. Call 3,440,019
4,600 5.000%, 7/01/25, 144A No Opt. Call 4,669,725
2,500 5.000%, 7/01/33, 144A 7/32 at 100.00 2,699,253
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
2,500 5.000%, 7/01/25, 144A No Opt. Call 2,537,894
3,700 5.000%, 7/01/30, 144A No Opt. Call 3,942,520
2,500 5.000%, 7/01/35, 144A 7/30 at 100.00 2,641,085
325 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/25, 144A
No Opt. Call 329,926
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 8,620 5.000%, 7/01/24, 144A No Opt. Call $ 8,645,178
935 5.000%, 7/01/33, 144A 7/31 at 100.00 1,001,771
1,624 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 1,633,136
4,450 (c) Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital
de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded
11/15/26)
11/26 at 100.00 4,466,879
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
3,290 0.000%, 7/01/24 No Opt. Call 3,259,140
37,757 0.000%, 7/01/27 No Opt. Call 33,433,937
37,386 0.000%, 7/01/29 7/28 at 98.64 30,669,156
29,827 0.000%, 7/01/31 7/28 at 91.88 22,565,557
11,047 0.000%, 7/01/33 7/28 at 86.06 7,666,245
1,086 4.500%, 7/01/34 7/25 at 100.00 1,092,219
105 0.000%, 7/01/46 7/28 at 41.38 33,655
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
5,743 4.329%, 7/01/40 7/28 at 100.00 5,751,283
197 4.329%, 7/01/40 7/28 at 100.00 197,284
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
434 0.000%, 7/01/24 No Opt. Call 430,037
40,934 5.375%, 7/01/25 No Opt. Call 41,764,118
13,938 5.625%, 7/01/27 No Opt. Call 14,834,498
10,146 5.625%, 7/01/29 No Opt. Call 11,114,712
1,534 5.750%, 7/01/31 No Opt. Call 1,730,719
1,332 0.000%, 7/01/33 7/31 at 89.94 875,734
487 4.000%, 7/01/33 7/31 at 103.00 486,230
303 4.000%, 7/01/35 7/31 at 103.00 297,863
Total Puerto Rico 212,209,773
Rhode Island - 0.7%
225 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/25 - BAM Insured
No Opt. Call 229,235
3,415 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34
10/28 at 100.00 3,097,900
14,005 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.050%, 10/01/36
4/30 at 100.00 10,780,789
9,795 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.350%, 10/01/36
4/31 at 100.00 7,940,176
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 2,119,712
5,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 4,057,910
1,230 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%,
10/01/35
10/29 at 100.00 1,016,366
4,745 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 4,752,206
Total Rhode Island 33,994,294

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
164
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina - 0.4%
$ 455 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call $ 472,545
7,000 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023A-1, 5.250%, 10/01/54, (Mandatory Put
8/01/31)
5/31 at 100.07 7,499,317
1,140 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 1,000,422
2,835 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 2,304,300
6,105 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 4,675,759
585 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.450%, 7/01/38
7/32 at 100.00 600,898
530 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis Marion
University Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call 531,059
4,250 South Carolina Jobs-Economic Development Authority, Revenue
Bonds, International Paper Company Project, Refunding Environmental
Improvement Series 2023A, 4.000%, 4/01/33, (AMT), (Mandatory Put
4/01/26)
3/26 at 100.00 4,263,761
Total South Carolina 21,348,061
South Dakota - 0.4%
8,630 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put 7/01/24)
4/24 at 100.00 8,631,988
650 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call 654,278
3,060 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 2,338,722
5,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 3,784,307
7,310 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 6,142,272
1,165 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C, 4.125%, 11/01/37
11/31 at 100.00 1,161,242
Total South Dakota 22,712,809
Tennessee - 0.7%
Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019
:
2,335 5.000%, 11/15/32 2/29 at 100.00 2,493,924
2,810 5.000%, 11/15/33 2/29 at 100.00 3,003,674
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001,
0.580%, 8/01/31, (AMT), (Mandatory Put 8/01/24)
4/24 at 102.00 1,185,628
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
750 5.000%, 7/01/26, (AMT) No Opt. Call 772,796
700 5.000%, 7/01/27, (AMT) No Opt. Call 733,970
1,030 5.000%, 7/01/28, (AMT) No Opt. Call 1,095,538
10,800 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 10,809,269

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 1,640 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 $ 1,753,466
840 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 840,958
2,905 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 2,800,276
3,035 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 2,745,220
610 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 501,237
1,835 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 1,465,069
2,285 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 1,689,062
3,345 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3A, 2.050%, 7/01/36
1/31 at 100.00 2,667,516
900 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 900,929
2,130 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 2,137,562
Total Tennessee 37,596,094
Texas - 4.6%
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
1,660 5.000%, 1/01/26 No Opt. Call 1,667,068
1,290 5.000%, 1/01/27 No Opt. Call 1,304,962
1,920 5.000%, 1/01/29 1/27 at 100.00 1,952,930
27,590 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2022A, 5.000%, 8/01/24
No Opt. Call 27,714,356
Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
:
2,295 5.000%, 9/01/26 No Opt. Call 2,404,537
2,280 5.000%, 9/01/27 No Opt. Call 2,443,944
Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Forward Delivery Series 2023
:
1,000 5.000%, 11/15/25 No Opt. Call 1,026,700
1,000 5.000%, 11/15/26 No Opt. Call 1,051,359
6,470 (c) Board of Regents of the University of Texas, Permanent University Fund
Bonds, Series 2014B, 4.000%, 7/01/33, (Pre-refunded 7/01/24)
7/24 at 100.00 6,473,039
10,055 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 10,303,921
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
2,145 5.000%, 11/01/24, (AMT) No Opt. Call 2,154,090
6,430 5.000%, 11/01/26, (AMT) No Opt. Call 6,665,054
6,810 5.000%, 11/01/27, (AMT) No Opt. Call 7,184,323
Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023
:
2,750 5.000%, 8/15/36 8/33 at 100.00 3,213,691
1,000 5.000%, 8/15/37 8/33 at 100.00 1,156,463
7,130 Fort Worth, Texas, General Obligation Bonds, General Purpose Series
2023, 5.000%, 3/01/25
No Opt. Call 7,232,330

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
166
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 9,570 Grand Prairie Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/32
2/25 at 100.00 $ 9,625,024
5,135 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put 12/01/26)
9/26 at 101.02 5,317,251
10,065 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 10,422,227
3,240 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 3,455,419
3,365 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/24
No Opt. Call 3,393,754
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM Insured
No Opt. Call 5,242,747
Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C
:
4,000 5.000%, 7/01/29, (AMT) 7/28 at 100.00 4,239,210
6,000 5.000%, 7/01/30, (AMT) 7/28 at 100.00 6,371,071
3,000 5.000%, 7/01/31, (AMT) 7/28 at 100.00 3,185,389
Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
:
3,125 5.000%, 2/15/36 8/32 at 100.00 3,633,100
3,275 5.000%, 2/15/37 8/32 at 100.00 3,772,568
1,500 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/24, (AMT)
No Opt. Call 1,506,100
1,300 Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series
2023A, 5.000%, 5/15/26
No Opt. Call 1,351,562
7,250 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 1996,
4.250%, 5/01/30, (AMT)
No Opt. Call 7,138,402
2,175 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
4/24 at 103.00 2,175,758
3,570 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 3,756,452
3,200 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 5.000%, 1/01/27
1/26 at 100.00 3,291,810
5,000 Pasadena Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/15/32
4/24 at 100.00 5,001,300
35 San Antonio Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/24
No Opt. Call 35,166
8,940 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E,
5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 9,199,813
2,475 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 2,427,015
3,405 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 2,592,506
6,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023A, 5.500%, 1/01/54, (Mandatory Put 1/01/30)
7/29 at 100.00 6,496,376

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 15,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023B, 5.500%, 1/01/54, (Mandatory Put 1/01/34)
7/33 at 100.00 $ 16,801,209
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
2,000 5.000%, 12/31/33, (AMT) 6/28 at 103.00 2,163,243
2,900 5.000%, 6/30/34, (AMT) 6/28 at 103.00 3,131,901
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
3,025 4.000%, 12/31/30 No Opt. Call 3,157,398
4,005 4.000%, 6/30/31 12/30 at 100.00 4,169,991
13,330 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2015A, 5.000%, 10/01/32
10/25 at 100.00 13,672,465
8,765 Texas Transportation Commission, General Obligation Bonds, Highway
Improvement Refunding Series 2024, 5.000%, 4/01/27
No Opt. Call 9,300,936
Total Texas 239,975,930
Utah - 0.4%
Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series
2022A
:
2,470 5.000%, 7/01/26 No Opt. Call 2,576,594
2,750 5.000%, 7/01/27 No Opt. Call 2,934,053
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
1,100 5.000%, 7/01/26, (AMT) No Opt. Call 1,133,195
1,200 5.000%, 7/01/27, (AMT) No Opt. Call 1,253,724
1,100 5.000%, 7/01/28, (AMT) No Opt. Call 1,168,201
1,635 5.000%, 7/01/29, (AMT) No Opt. Call 1,764,393
1,470 5.000%, 7/01/30, (AMT) No Opt. Call 1,610,682
4,100 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018B-2, 5.000%, 5/15/57, (Mandatory Put 8/01/24)
4/24 at 100.00 4,101,726
5,115 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 5,277,859
700 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022, 5.000%,
6/01/26
No Opt. Call 723,241
Total Utah 22,543,668
Vermont - 0.0%
1,155 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.200%, 11/01/36
11/30 at 100.00 946,115
Total Vermont 946,115
Virginia - 1.7%
3,225 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series
2002, 1.450%, 4/01/27, (AMT)
No Opt. Call 2,961,416
8,745 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municipal Securities Class A Series 2019M-057,
2.400%, 10/15/29
No Opt. Call 8,017,873
5,015 Halifax County Industrial Development Authority, Virginia, Recovery Zone
Facility Revenue Bonds, Virginia Electric & Power Company Project, Series
2010A, 1.650%, 12/01/41, (Mandatory Put 5/31/24)
No Opt. Call 4,987,448

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
168
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 5,265 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien
Bond Anticipation Notes Series 2023A, 5.000%, 7/01/27
No Opt. Call $ 5,602,213
7,530 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2019A, 5.000%, 12/01/26
No Opt. Call 7,932,460
5,350 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 12/01/35
12/32 at 100.00 6,331,453
5,880 Southampton County Industrial Development Authority, Virginia, Revenue
Bonds, PRTA-Virginia One LLC Project, Environmental Improvement Series
2023, 4.875%, 11/01/53, (AMT), (Mandatory Put 12/12/24)
6/24 at 100.00 5,872,967
3,765 Virginia Transportation Board, Transportation Contract Revenue Bonds,
Route 28 Project, Refunding Series 2002, 0.000%, 4/01/24 - NPFG Insured
No Opt. Call 3,765,000
25,095 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call 23,451,581
18,555 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 18,439,716
Total Virginia 87,362,127
Washington - 1.9%
7,295 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016, 5.000%,
12/01/24
No Opt. Call 7,358,294
1,440 King County School District 403 Renton, Washington, General Obligation
Bonds, Series 2023, 5.000%, 12/01/24
No Opt. Call 1,454,576
7,800 King County, Washington, Sewer Revenue Bonds, Refunding Series
2014B, 4.000%, 7/01/34
7/24 at 100.00 7,777,917
2,475 Seattle, Washington, General Obligation Bonds, Refunding &
Improvement Limited Tax Series 2022A, 4.000%, 9/01/25
No Opt. Call 2,504,336
Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022
:
18,495 5.000%, 7/01/24 No Opt. Call 18,546,718
14,635 5.000%, 7/01/25 No Opt. Call 14,954,255
1,140 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
4/24 at 100.00 1,140,614
3,410 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 3,445,505
1,310 (c) Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015, 5.000%, 1/01/25, (ETM)
No Opt. Call 1,322,202
6,145 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 6,252,312
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B
:
1,625 5.000%, 10/01/25 No Opt. Call 1,656,841
2,910 5.000%, 10/01/26 No Opt. Call 3,001,512
3,055 5.000%, 10/01/27 No Opt. Call 3,197,739
2,360 5.000%, 10/01/28 No Opt. Call 2,509,335
1,120 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2. TEMPS-60. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-60, 2.125%, 7/01/27,
144A
4/24 at 100.00 1,033,725

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 $ 2,970,518
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 1,235,300
3,717 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call 3,449,231
8,430 Washington State, General Obligation Bonds, Refunding Motor Vehicle
Fuel Tax, Series R-2020D, 5.000%, 7/01/26
No Opt. Call 8,788,195
5,000 Washington State, General Obligation Bonds, Various Purpose Group 1
Series 2024C, 5.000%, 2/01/26
No Opt. Call 5,171,444
Total Washington 97,770,569
West Virginia - 0.8%
2,500 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Refunding Series 2015A, 3.375%, 3/01/40, (Mandatory Put 6/15/28), (WI/
DD)
No Opt. Call 2,491,551
10,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2009A, 3.750%, 12/01/42, (Mandatory Put 6/01/25)
No Opt. Call 9,997,435
7,095 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call 6,580,073
6,875 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put 9/01/25)
No Opt. Call 6,489,306
14,810 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project,
Refunding Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory Put
6/18/27)
No Opt. Call 14,470,564
West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A
:
1,150 5.000%, 9/01/24 No Opt. Call 1,152,029
2,120 5.000%, 9/01/27 9/24 at 100.00 2,129,990
1,000 5.000%, 9/01/28 9/24 at 100.00 1,005,009
Total West Virginia 44,315,957
Wisconsin - 2.5%
Dodge County, Wisconsin, General Obligation Bonds, Refunding Series
2022A
:
1,385 3.000%, 3/01/25 No Opt. Call 1,373,430
1,385 3.000%, 3/01/26 No Opt. Call 1,370,352
3,330 Green Bay Area Public School District, Brown County, Wisconsin, General
Obligation Bonds, Promissory Notes Series 2022, 5.000%, 4/01/24
No Opt. Call 3,330,000
2,460 Madison Metropolitan School District, Dane County, Wisconsin, General
Obligation Bonds, School Building & Facility Improvement Series 2023,
4.000%, 3/01/36
3/30 at 100.00 2,546,779
6,435 Madison, Wisconsin, General Obligation Bonds, Promissory Notes Series
2023A, 5.000%, 10/01/26
No Opt. Call 6,758,186
9,750 Madison, Wisconsin, Industrial Development Revenue Refunding Bonds,
Madison Gas and Electric Company Projects, Series 2020A, 3.750%,
10/01/27
No Opt. Call 9,703,543

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
170
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 4,365 Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A, 2.000%, 3/01/25
No Opt. Call $ 4,269,871
3,665 Milwaukee Area Technical College District, Wisconsin, General Obligation
Promissory Notes, Series 2023-24C, 5.000%, 6/01/26
No Opt. Call 3,809,236
12,515 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note Series
2021-N3, 5.000%, 4/01/24
No Opt. Call 12,515,000
10,030 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call 9,927,930
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-2, 2.250%, 6/01/27
No Opt. Call 4,750,818
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/01/26)
No Opt. Call 11,574,578
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/01/26)
No Opt. Call 3,762,561
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
2,250 4.050%, 11/01/30 5/26 at 100.00 2,190,313
5,000 4.300%, 11/01/30 5/26 at 100.00 4,937,796
3,750 Waushara County, Wisconsin Note Anticipation Notes, Series 2022A,
4.500%, 6/01/27
6/25 at 100.00 3,805,433
4,015 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018C-1, 5.000%,
8/15/54, (Mandatory Put 7/29/26)
No Opt. Call 4,136,110
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 2,000,357
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 5,114,641
3,410 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
3.375%, 8/15/29
8/24 at 100.00 3,337,784
2,470 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1,
2.825%, 11/01/28
4/24 at 100.00 2,275,306
Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Series 2019C
:
1,770 2.200%, 3/01/31 9/28 at 100.00 1,575,049
1,785 2.200%, 9/01/31 9/28 at 100.00 1,576,801
4,950 2.500%, 9/01/34 9/28 at 100.00 4,310,784
4,350 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023B, 3.750%, 5/01/54, (Mandatory Put
11/01/26)
5/25 at 100.00 4,339,510
1,745 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023E, 3.875%, 11/01/54, (Mandatory Put 5/01/27)
11/25 at 100.00 1,738,937
11,350 Wisconsin State, Transportation Revenue Bonds, Refunding Series 2024-2,
5.000%, 7/01/26, (WI/DD)
No Opt. Call 11,850,695
WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series
2014A
:
755 5.000%, 7/01/25 7/24 at 100.00 757,212

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 1,170 5.000%, 7/01/27 7/24 at 100.00 $ 1,173,427
Total Wisconsin 130,812,439
Wyoming - 0.6%
20,555 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call 19,370,814
2,510 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 2,152,945
1,240 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 1,072,245
2,575 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 2,094,911
5,375 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 4,252,074
Total Wyoming 28,942,989
Total Municipal Bonds
(cost $5,124,509,391) 4,972,482,611
Shares Description (a) Value
X –
COMMON STOCKS - 3 .4 % X 178,786,990
Utilities - 3.4%
80,535 (f),(g),(h) Vistra Vision $ 178,786,990
Total Utilities 178,786,990
Total Common Stocks
(cost $57,727,850) 178,786,990
Total Long-Term Investments
(cost $5,182,237,241) 5,151,269,601
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.8%
–
MUNICIPAL BONDS - 0 .8 % X 40,700,000
National - 0.2%
$ 10,700 (i) J P Morgan Chase Putters / Drivers Tr Var Sts - Drivers-Ser 5055, 3.850%,
8/29/26, (AMT), (Mandatory Put 4/3/2024), 144A
11/25 at 100.00 $ 10,700,000
Total National 10,700,000
North Carolina - 0.1%
5,000 (i) North Carolina Medical Care Commission, Health Care Revenue Bonds,
Novant Health Inc., Tender Option Bonds Trust Series 2022-XF1352,
3.447%, 11/01/45, (Mandatory Put 4/4/2024), 144A
11/29 at 100.00 5,000,000
Total North Carolina 5,000,000
Ohio - 0.5%
25,000 (i) Ohio State University, General Receipts Bonds, Multiyear Debt Issuance
Program II, Series 2023A-1, 3.650%, 6/01/43, (Mandatory Put 4/3/2024)
1/24 at 100.00 25,000,000
Total Ohio 25,000,000
Total Municipal Bonds
(cost $40,700,000) 40,700,000
Total Short-Term Investments
(cost $40,700,000) 40,700,000
Total Investments (cost $ 5,222,937,241 ) - 99 .3% 5,191,969,601
Other Assets & Liabilities, Net -   0.7% 37,398,130
Net Assets - 100% $ 5,229,367,731

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
172
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Short Term Municipal Bond Fund
Portfolio of Investments March 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.2%
X –
MUNICIPAL BONDS - 96 .9 % X 480,791,599
Alabama - 3.6%
$ 4,170 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 $ 4,186,169
1,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 6/01/24
No Opt. Call 1,001,038
1,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-1, 5.000%, 6/01/27
No Opt. Call 1,034,896
1,600 Energy Southeast Cooperative District, Alabama, Energy Supply Revenue
Bonds, Fixed Rate Series 2023B-1, 5.500%, 11/01/27
No Opt. Call 1,659,422
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.000%, 10/01/27
No Opt. Call 1,059,889
2,850 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 2,861,116
1,795 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 1,729,534
1,500 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 4/01/28
No Opt. Call 1,548,324
1,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.000%, 12/01/26
No Opt. Call 1,306,931
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 8/01/25
No Opt. Call 1,009,334
544 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
4.500%, 5/01/32, 144A
5/29 at 100.00 546,971
Total Alabama 17,943,624
Arizona - 3.5%
650 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 653,689
2,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 2,002,189
2,385 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 2,458,277
1,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 3.750%, 3/01/39,
(Mandatory Put 3/31/26)
No Opt. Call 993,450
Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2017, Series 2023D
:
625 5.000%, 7/01/26 No Opt. Call 652,249
500 5.000%, 7/01/27 No Opt. Call 533,624
300 5.000%, 7/01/28 No Opt. Call 326,898
7,550 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019D, 5.000%, 1/01/46, (Mandatory Put
5/15/26)
No Opt. Call 7,785,117

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
174
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 2,000 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2,
2.200%, 3/01/28, (AMT), (Mandatory Put 6/03/24)
No Opt. Call $ 1,992,998
Total Arizona 17,398,491
California - 2.1%
1,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023E-1, 5.000%, 9/01/27
No Opt. Call 1,037,822
1,550 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%, 10/01/41,
(AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 1,556,944
2,000 City of Los Angeles, California, Department of Airports Revenue Bonds,
Series 2017, 5.000%, 5/15/27, (AMT)
5/26 at 100.00 2,055,660
1,160 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Refunding Subordinate Series 2020C, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,177,189
2,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/26, (AMT)
No Opt. Call 2,060,353
2,730 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H, 5.000%,
5/01/25, (AMT)
No Opt. Call 2,770,337
Total California 10,658,305
Colorado - 6.2%
660 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 627,268
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Aspen View Academy Project, Series 2021
:
50 4.000%, 5/01/24 No Opt. Call 49,939
100 4.000%, 5/01/26 No Opt. Call 98,782
620 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49, (Pre-
refunded 11/19/26)
No Opt. Call 647,681
1,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2016C, 5.000%, 11/15/36,
(Mandatory Put 11/15/26)
No Opt. Call 1,824,142
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/26
No Opt. Call 518,075
2,255 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 2,311,248
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/24
No Opt. Call 1,008,247
13,810 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/62, (Mandatory Put
8/17/26)
2/26 at 101.30 14,318,057
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/24
No Opt. Call 754,937
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
2,000 5.000%, 11/15/25, (AMT) No Opt. Call 2,048,946
3,500 5.250%, 11/15/26, (AMT) No Opt. Call 3,658,418

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 2,055 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/27, (AMT)
No Opt. Call $ 2,171,117
290 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.000%, 12/01/26 - BAM Insured
No Opt. Call 300,218
100 Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A,
5.000%, 12/01/25 - BAM Insured
No Opt. Call 102,546
510 Ravenna Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Refunding Limited Tax Series 2023, 5.000%, 12/01/27
- AGM Insured
No Opt. Call 533,261
Total Colorado 30,972,882
Connecticut - 1.2%
1,000 Connecticut State, General Obligation Bonds, Series 2022C, 4.000%,
6/15/25
No Opt. Call 1,008,991
1,150 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Forward Delivery Series 2021C,
5.000%, 1/01/27
No Opt. Call 1,211,306
3,340 University of Connecticut, General Obligation Bonds, Refunding Series
2023A, 5.000%, 8/15/27
No Opt. Call 3,568,803
Total Connecticut 5,789,100
District of Columbia - 2.7%
6,005 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017, 5.000%, 10/01/26, (AMT)
No Opt. Call 6,225,800
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2022A
:
4,480 5.000%, 10/01/24, (AMT) No Opt. Call 4,502,104
1,700 5.000%, 10/01/25, (AMT) No Opt. Call 1,734,306
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.000%, 10/01/25, (AMT)
No Opt. Call 1,020,180
Total District of Columbia 13,482,390
Florida - 4.6%
3,000 Broward County School Board, Florida, Certificates of Participation, Series
2015A, 5.000%, 7/01/25
No Opt. Call 3,059,162
4,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
4/24 at 100.00 4,000,937
4,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 104.00 3,977,736
2,225 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24), 144A
4/24 at 100.00 2,224,533
1,035 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/25, (AMT)
No Opt. Call 1,052,860
500 Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New
Administrative Building Series 2023A, 5.000%, 3/01/27
No Opt. Call 527,949
2,600 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call 2,686,785

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
176
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,465 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52,
(Mandatory Put 11/15/26)
No Opt. Call $ 2,569,435
2,500 School Board of Duval County, Florida, Certificates of Participation, Series
2022A, 5.000%, 7/01/24
No Opt. Call 2,507,861
Total Florida 22,607,258
Georgia - 1.7%
1,345 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2023G, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,366,574
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 2,016,499
1,295 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 11/01/24, 144A
No Opt. Call 1,285,983
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023A
:
1,000 5.000%, 6/01/26 No Opt. Call 1,013,157
1,000 5.000%, 6/01/27 No Opt. Call 1,022,020
1,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023D, 5.000%, 12/01/26
No Opt. Call 1,018,415
725 Wayne County School District, Georgia, General Obligation Sales Tax
Bonds, Series 2023, 5.250%, 9/01/27
No Opt. Call 781,523
Total Georgia 8,504,171
Hawaii - 0.5%
2,080 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2023C, 5.000%,
7/01/28
No Opt. Call 2,231,935
Total Hawaii 2,231,935
Illinois - 7.1%
425 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25
No Opt. Call 396,599
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C, 5.000%, 1/01/25
No Opt. Call 1,006,518
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2016A, 5.000%, 1/01/26
No Opt. Call 1,021,594
3,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023C, 5.000%, 1/01/27
No Opt. Call 3,110,087
545 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2024A, 5.000%, 1/01/26
No Opt. Call 556,769
1,165 Cook County School District 78 Rosemont, Illinois, General Obligation
Bonds, Series 2020, 5.000%, 12/01/26 - AGM Insured
No Opt. Call 1,211,763
800 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/25
No Opt. Call 819,070
Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020
:
400 5.000%, 10/01/24 No Opt. Call 401,387
400 5.000%, 10/01/25 No Opt. Call 405,505
3,625 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-1, 5.000%, 5/15/50, (Mandatory Put 11/15/24)
5/24 at 100.00 3,627,042

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 3,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 $ 3,081,049
1,145 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 1,162,005
4,365 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 4,447,390
2,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/24
No Opt. Call 2,002,822
2,500 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/26
No Opt. Call 2,607,823
3,250 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call 3,293,710
2,200 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2021C, 5.000%, 6/15/27
No Opt. Call 2,330,550
University of Illinois, Health Services Facilities System Revenue Bonds,
Refunding Series 2023
:
400 5.000%, 10/01/27 No Opt. Call 422,192
485 5.000%, 10/01/28 No Opt. Call 519,235
1,010 (c) Will County Community Unit School District 201-U Crete-Monee, Illinois,
General Obligation Bonds, Capital Appreciation Series 2005, 0.000%,
11/01/25 - NPFG Insured, (ETM)
No Opt. Call 954,888
Will County School District 86, Joliet, Illinois, General Obligation Bonds,
School Series 2023
:
1,085 5.000%, 3/01/26 - BAM Insured No Opt. Call 1,114,725
700 5.000%, 3/01/28 - BAM Insured No Opt. Call 745,000
Total Illinois 35,237,723
Indiana - 1.3%
Avon Community School Building Corporation, Hendricks County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023
:
500 5.000%, 7/15/26 No Opt. Call 520,224
500 5.000%, 7/15/27 No Opt. Call 530,050
500 5.000%, 1/15/28 No Opt. Call 535,288
1,400 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2021, 5.000%,
1/15/26
No Opt. Call 1,444,122
1,500 Franklin, Indiana, Economic Development Revenue Bonds, Otterbein
Homes Obligated Group, Series 2019B, 5.000%, 7/01/24
No Opt. Call 1,500,028
700 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2021A, 5.000%, 7/01/26
No Opt. Call 719,903
400 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.000%, 1/15/27
No Opt. Call 419,400
1,000 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Series 2015, 4.250%,
9/01/55, (AMT), (Mandatory Put 9/01/28)
No Opt. Call 1,011,012
Total Indiana 6,680,027
Iowa - 0.1%
Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021
:
335 4.000%, 9/01/24 No Opt. Call 332,414
115 4.000%, 9/01/25 No Opt. Call 112,012
Total Iowa 444,426

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
178
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kansas - 0.2%
$ 1,055 Wyandotte County-Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/26
9/25 at 100.00 $ 1,073,872
Total Kansas 1,073,872
Kentucky - 1.8%
525 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 128, Series 2023A, 5.000%, 11/01/27
No Opt. Call 560,437
3,785 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 3,783,573
3,500 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 3,525,405
1,000 Trimble County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project Series 2023A, 4.700%, 6/01/54, (AMT),
(Mandatory Put 6/01/27)
3/27 at 100.00 1,009,267
Total Kentucky 8,878,682
Louisiana - 2.3%
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue Bonds,
Louisiana Insurance Guaranty Association Project, Series 2022B
:
3,250 5.000%, 8/15/25 No Opt. Call 3,315,116
3,250 5.000%, 8/15/26 No Opt. Call 3,357,223
190 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, American Biocarbon
CT LLC Series 2021, 4.000%, 12/01/46, (AMT), (Mandatory Put 6/25/24)
5/24 at 100.00 189,839
1,970 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-1, 4.050%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 1,957,369
2,500 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call 2,484,114
Total Louisiana 11,303,661
Massachusetts - 2.3%
210 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 199,072
880 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue L, Senior Series 2020B, 5.000%, 7/01/25, (AMT)
No Opt. Call 894,223
1,850 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M Senior Series 2022B, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,879,901
Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Senior Series 2021B
:
1,075 5.000%, 7/01/25, (AMT) No Opt. Call 1,092,375
1,950 5.000%, 7/01/27, (AMT) No Opt. Call 2,009,495
5,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A, 5.000%,
7/01/26, (AMT)
No Opt. Call 5,165,095
Total Massachusetts 11,240,161
Michigan - 0.2%
1,105 Michigan Finance Authority, State Aid Revenue Notes, Series 2023A-2,
5.000%, 8/20/24
No Opt. Call 1,110,506
Total Michigan 1,110,506

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 5.3%
$ 145 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. - Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/25
No Opt. Call $ 145,332
690 Becker Independent School District 726, Minnesota, General Obligation
Bonds, School Building Series 2022A, 0.000%, 2/01/26
No Opt. Call 638,448
1,000 Columbia Heights, Minnesota, Multifamily Revenue Housing Bonds, 42nd
& Central Apartments Project, Series 2022A, 2.700%, 7/01/25, (Mandatory
Put 7/01/24)
4/24 at 100.00 993,091
1,130 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 4.375%, 8/01/29
8/27 at 102.00 1,120,670
500 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
4/24 at 100.00 500,406
595 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 637,241
1,315 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/25
No Opt. Call 1,339,896
1,530 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%,
1/01/26
No Opt. Call 1,577,975
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B,
5.000%, 1/01/26, (AMT)
No Opt. Call 2,037,750
1,035 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%, 1/01/25,
(AMT)
No Opt. Call 1,041,974
185 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A, 1.450%, 7/01/24, (AMT)
No Opt. Call 182,868
5,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 5,044,003
1,175 Minnesota State, General Obligation Bonds, Various Purpose Series
2020A, 5.000%, 8/01/25
No Opt. Call 1,202,960
310 Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%,
2/01/25
No Opt. Call 303,836
750 Moorhead, Minnesota, General Obligation Bonds, Improvement Series
2022A, 5.000%, 2/01/26
No Opt. Call 774,497
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023A, 4.050%, 11/01/26, (Mandatory Put 11/01/24)
5/24 at 100.00 498,520
250 Mountain Lake, Minnesota, General Obligation Bonds, Series 2021A,
2.000%, 12/15/25
No Opt. Call 241,725
New London Economic Development Authority, Minnesota, Lease
Revenue Bonds, SWWC Service Cooperative Lease With Option to
Purchase Project, Public Series 2023
:
405 5.000%, 2/01/25 No Opt. Call 406,381
425 5.000%, 2/01/26 No Opt. Call 434,066
500 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2016, 5.000%, 1/01/26
No Opt. Call 513,873
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 1,955,721

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
180
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 265 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding Series
2021A, 2.000%, 9/01/26
9/24 at 102.00 $ 249,712
175 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/27
No Opt. Call 182,380
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Dale Street Project, Series 2023, 3.500%,
12/01/25, (Mandatory Put 6/01/24)
4/24 at 100.00 997,627
320 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 3.500%, 9/01/24
No Opt. Call 318,565
Shakopee Independent School District 720, Scott County, Minnesota,
Certificates of Participation, Series 2021B
:
550 4.000%, 2/01/25 No Opt. Call 550,738
300 4.000%, 2/01/26 No Opt. Call 301,740
1,225 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call 1,142,534
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019
:
400 3.000%, 8/01/24 No Opt. Call 398,970
400 3.000%, 8/01/25 8/24 at 102.00 395,771
Total Minnesota 26,129,270
Mississippi - 0.2%
1,000 Warren County, Mississippi, Environmental Improvement Revenue Bonds,
International Paper Company Project, Refunding Series 2020B, 1.600%,
8/01/27, (AMT), (Mandatory Put 6/16/25)
No Opt. Call 972,120
Total Mississippi 972,120
Missouri - 2.2%
1,000 Kansas City Planned Industrial Expansion Authority, Missouri, Multifamily
Housing Revenue Bonds, The Depot on Old Santa Fe Series 2023,
5.000%, 7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 1,033,160
100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 94,165
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 941,652
250 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 5.000%, 2/15/26
No Opt. Call 252,178
260 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25
No Opt. Call 260,548
500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.000%,
12/01/26
No Opt. Call 522,797
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016
:
725 5.000%, 11/15/24 No Opt. Call 720,921
630 5.000%, 11/15/26 11/25 at 100.00 631,450
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022
:
500 5.000%, 7/01/24, (AMT) No Opt. Call 500,517
1,120 5.000%, 7/01/25, (AMT) No Opt. Call 1,131,142
1,170 5.000%, 7/01/26, (AMT) No Opt. Call 1,205,307

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B
:
$ 1,710 5.000%, 7/01/24, (AMT) No Opt. Call $ 1,713,040
1,630 5.000%, 7/01/26, (AMT) No Opt. Call 1,684,892
Total Missouri 10,691,769
Nebraska - 1.6%
175 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A,
5.000%, 11/15/25
No Opt. Call 178,728
3,635 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 3,687,365
2,710 Metropolitan Utilities District of Omaha, Nebraska, Gas System Revenue
Bonds, Series 2023, 5.000%, 12/01/26
No Opt. Call 2,854,843
1,110 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 1,140,546
Total Nebraska 7,861,482
Nevada - 0.5%
1,305 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018B, 5.000%, 6/15/27 - AGM Insured
No Opt. Call 1,387,699
365 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 2.000%, 6/01/25
No Opt. Call 352,299
500 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory Put
12/01/24)
12/24 at 100.00 502,115
Total Nevada 2,242,113
New Jersey - 3.0%
1,155 Cherry Hill Township School District, Camden County, New Jersey,
General Obligation Bonds, Series 2022, 3.000%, 8/01/25
No Opt. Call 1,147,197
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 3/01/25
No Opt. Call 1,013,171
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2022A
:
500 5.000%, 12/01/24, (AMT) No Opt. Call 503,519
600 5.000%, 12/01/25, (AMT) No Opt. Call 610,984
1,275 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023A, 5.000%, 12/01/26, (AMT)
No Opt. Call 1,310,123
2,035 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 5.000%, 6/01/25
No Opt. Call 2,072,005
5,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/24
No Opt. Call 5,009,398
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 5.000%, 6/15/26
No Opt. Call 2,592,630
500 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Philadelphia Electric Company Project Series
1993A, 4.450%, 3/01/25, (AMT)
No Opt. Call 501,672
Total New Jersey 14,760,699

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
182
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 1.8%
$ 5,440 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call $ 5,409,209
3,510 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 3,566,875
Total New Mexico 8,976,084
New York - 3.9%
600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 5.000%,
12/01/24
No Opt. Call 602,265
2,615 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 5.000%, 11/01/27
No Opt. Call 2,811,765
4,060 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries A-1, 5.000%, 11/01/27
No Opt. Call 4,365,494
New York City, New York, General Obligation Bonds, Fiscal 2023F Series 1
:
1,285 5.000%, 8/01/25 No Opt. Call 1,315,747
1,875 5.000%, 8/01/26 No Opt. Call 1,957,780
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/25
No Opt. Call 3,066,344
1,000 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.000%, 11/15/27 - AGM Insured
No Opt. Call 1,080,133
2,895 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/26, (AMT)
No Opt. Call 3,005,963
1,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Six Series 2021, 5.000%, 10/15/25, (AMT)
No Opt. Call 1,255,994
Total New York 19,461,485
North Carolina - 1.7%
5,000 North Carolina Medical Care Commission, Hospital Revenue Bonds,
CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51,
(Mandatory Put 2/01/26)
2/26 at 100.00 5,134,558
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017
:
1,350 5.000%, 1/01/26 - AGM Insured No Opt. Call 1,386,299
1,700 5.000%, 1/01/27 - AGM Insured No Opt. Call 1,779,171
Total North Carolina 8,300,028
North Dakota - 0.5%
895 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
4/24 at 100.00 892,522
350 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2024A,
3.450%, 4/01/27, (WI/DD)
1/26 at 100.00 350,002
260 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24
4/24 at 100.00 259,609
215 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/25
No Opt. Call 216,075

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota (continued)
$ 750 West Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2020A, 2.000%, 5/01/24
No Opt. Call $ 748,132
Total North Dakota 2,466,340
Ohio - 2.0%
Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Refunding Series
2022A
:
1,240 5.000%, 11/15/24 No Opt. Call 1,248,917
1,440 5.000%, 11/15/25 No Opt. Call 1,471,814
1,000 City of Cleveland, Ohio, Airport System Revenue Bonds, Series 2018,
5.000%, 1/01/27, (AMT)
No Opt. Call 1,036,165
250 Cleveland-Cuyahoga County Port Authority, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project, Series
2021, 5.000%, 7/01/26
No Opt. Call 258,693
1,165 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 1,185,719
2,425 Kent State University, Ohio, General Receipts Bonds, Series 2016, 5.000%,
5/01/26
No Opt. Call 2,514,147
1,710 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 1,678,629
360 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 362,922
Total Ohio 9,757,006
Oklahoma - 2.0%
3,530 Canadian County Independent School District 69, Mustang, Oklahoma,
General Obligation Bond, Combined Purpose Series 2023, 4.000%,
6/01/25
No Opt. Call 3,550,654
5,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Norman Public Schools Project, Series
2019., 5.000%, 6/01/24
No Opt. Call 5,008,241
1,425 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Norman Public Schools Project, Series
2023C, 5.000%, 6/01/28
No Opt. Call 1,523,935
Total Oklahoma 10,082,830
Oregon - 1.7%
450 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/24
No Opt. Call 451,846
300 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A, 5.000%, 10/01/25
No Opt. Call 303,694
1,000 Salem-Keizer School District 24J, Marion and Polk Counties, Oregon,
General Obligation Bonds, Series 2009B, 0.000%, 6/15/27
No Opt. Call 899,857
6,730 Washington Multnomah & Yamhill Counties School District 1J Hillsboro,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/26
No Opt. Call 7,009,347
Total Oregon 8,664,744
Pennsylvania - 1.3%
1,600 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/26, (AMT)
No Opt. Call 1,632,101

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
184
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 305 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call $ 302,523
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
425 5.000%, 12/01/24 No Opt. Call 428,967
525 5.000%, 12/01/25 No Opt. Call 540,513
2,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/25, (AMT)
No Opt. Call 2,025,732
1,365 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2023, 5.000%, 2/15/29
1/29 at 100.00 1,503,404
Total Pennsylvania 6,433,240
Puerto Rico - 1.7%
1,425 (c) Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital
de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded
11/15/26)
11/26 at 100.00 1,430,405
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
61 0.000%, 7/01/27 No Opt. Call 54,016
21 0.000%, 7/01/29 7/28 at 98.64 17,227
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
6,514 5.375%, 7/01/25 No Opt. Call 6,646,042
231 5.625%, 7/01/27 No Opt. Call 245,857
36 5.625%, 7/01/29 No Opt. Call 39,437
Total Puerto Rico 8,432,984
South Dakota - 0.1%
700 Minnehaha County, South Dakota, Certificates of Participation, Limited Tax
Series 2023A, 5.000%, 12/01/24
No Opt. Call 706,303
Total South Dakota 706,303
Tennessee - 2.9%
100 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 107,634
1,000 Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A, 5.000%, 7/01/28 - AGM Insured
No Opt. Call 1,080,899
255 Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B, 5.000%, 7/01/26, (AMT)
No Opt. Call 262,751
885 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/26, (AMT)
7/25 at 100.00 895,418
9,000 Tennessee State, General Obligation Bonds, Series 2023A, 5.000%,
5/01/25
No Opt. Call 9,170,399
3,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006A, 5.250%, 9/01/24
No Opt. Call 3,011,523
Total Tennessee 14,528,624
Texas - 12.3%
Austin, Texas, Airport System Revenue Bonds, Series 2019B
:
1,000 5.000%, 11/15/25, (AMT) No Opt. Call 1,018,617
1,250 5.000%, 11/15/27, (AMT) No Opt. Call 1,319,616
Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 600 5.000%, 2/15/25 No Opt. Call $ 607,761
625 5.000%, 2/15/26 No Opt. Call 645,397
400 5.000%, 2/15/27 No Opt. Call 421,382
Brazos Higher Education Authority Inc., Texas, Student Loan Program
Revenue Bonds, Senior Series 2020-1A
:
775 5.000%, 4/01/24, (AMT) No Opt. Call 775,000
500 5.000%, 4/01/25, (AMT) No Opt. Call 503,952
5,890 (c) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 6,013,405
555 Chapel Hill Independent School District, Smith County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/26
No Opt. Call 572,399
1,450 Dickinson Independent School District, Galveston County, Texas, General
Obligation Bonds, Refunding Series 2023A, 5.000%, 2/15/27
No Opt. Call 1,536,528
1,805 Fort Worth Independent School District, Tarrant County, Texas, General
Obligation Bonds, Refunding Series 2019B, 5.000%, 2/15/25
No Opt. Call 1,829,589
1,900 Frisco Independent School District, Collin and Denton Counties, Texas,
General Obligation Bonds, Refunding & School Building Series 2002,
0.000%, 8/15/24
No Opt. Call 1,873,977
Grand Prairie, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2024
:
500 5.000%, 2/15/27 No Opt. Call 527,573
500 5.000%, 2/15/28 No Opt. Call 538,116
2,045 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019A, 5.000%, 12/01/25
No Opt. Call 2,099,733
6,920 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 6,965,080
5,675 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 5,876,417
1,685 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%,
10/01/41, (Mandatory Put 10/01/24)
No Opt. Call 1,692,324
3,630 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/26, (AMT)
No Opt. Call 3,740,334
850 Hunt Memorial Hospital District, Hunt County, Texas, General Obligation
Bonds, Refunding & Improvement Series 2020, 5.000%, 2/15/26
No Opt. Call 867,804
1,635 Lake Dallas Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2001, 0.000%, 8/15/24
No Opt. Call 1,612,783
400 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 5.000%, 9/01/25
No Opt. Call 400,822
740 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/24, (AMT)
No Opt. Call 743,009
3,435 Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System
Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/25
No Opt. Call 3,483,271
1,200 McKinney Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding & School Building Series 2021, 5.000%,
2/15/27
No Opt. Call 1,268,889
2,235 Midlothian Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2020, 5.000%, 2/15/26
No Opt. Call 2,309,587

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
186
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,785 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call $ 1,878,226
315 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 1.875%, 1/01/26, (AMT), 144A
4/24 at 103.00 299,674
555 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E,
5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 571,129
3,400 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/24
No Opt. Call 3,416,842
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022
:
500 5.000%, 4/15/24 No Opt. Call 500,213
1,885 5.000%, 10/15/24 No Opt. Call 1,899,782
465 Wise County, Texas, Lease Revenue Bonds, Parker County Junior College
District, Refunding Series 2021, 5.000%, 8/15/24
No Opt. Call 466,871
2,850 (c) Ysleta Independent School District, El Paso County, Texas, General
Obligation Bonds, Series 2016, 5.000%, 8/15/32, (Pre-refunded 8/15/25)
8/25 at 100.00 2,914,385
Total Texas 61,190,487
Utah - 0.6%
2,190 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/25, (AMT)
No Opt. Call 2,219,245
750 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.000%, 7/01/25, (AMT)
No Opt. Call 760,015
Total Utah 2,979,260
Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A
:
1,000 5.000%, 10/01/25 No Opt. Call 1,017,960
1,645 5.000%, 10/01/26 No Opt. Call 1,694,477
Total Virgin Islands 2,712,437
Virginia - 2.5%
3,160 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien
Bond Anticipation Notes Series 2023A, 5.000%, 7/01/27
No Opt. Call 3,362,392
4,000 (c) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call 4,161,112
1,180 Southampton County Industrial Development Authority, Virginia, Revenue
Bonds, PRTA-Virginia One LLC Project, Environmental Improvement Series
2023, 4.875%, 11/01/53, (AMT), (Mandatory Put 12/12/24)
6/24 at 100.00 1,178,589
3,000 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-II, 3.900%, 7/01/55, (Mandatory Put 7/01/25)
9/24 at 100.00 2,995,958
690 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 685,713
Total Virginia 12,383,764
Washington - 2.5%
2,525 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/26, (AMT)
10/24 at 100.00 2,534,899

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/25, (AMT)
No Opt. Call $ 2,023,611
1,550 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/27, (AMT)
No Opt. Call 1,620,670
5,275 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 5,406,579
760 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B, 5.000%, 10/01/25
No Opt. Call 774,892
Total Washington 12,360,651
Wisconsin - 4.4%
625 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2020A,
2.000%, 5/01/25
No Opt. Call 610,037
1,250 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B,
1.000%, 10/01/25
No Opt. Call 1,184,909
400 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 5.000%, 1/01/26
No Opt. Call 408,093
300 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 3.000%, 12/01/26
No Opt. Call 278,414
325 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown
Regional Medical Center Project, Series 2020A, 5.000%, 6/01/26
No Opt. Call 332,038
1,875 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call 1,855,919
600 Racine Unified School District, Racine County, Wisconsin, General
Obligation Bonds, Refunding Series 2021, 2.000%, 4/01/25
No Opt. Call 586,098
1,360 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27
4/24 at 100.00 1,360,869
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
435 5.000%, 10/01/25 No Opt. Call 437,552
455 5.000%, 10/01/26 No Opt. Call 458,820
2,550 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A-4, 5.000%,
8/15/54, (Mandatory Put 1/29/25)
No Opt. Call 2,579,215
250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%, 7/01/26
No Opt. Call 257,872
100 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019A, 5.000%, 12/01/24
No Opt. Call 100,802
110 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%, 12/01/24
No Opt. Call 109,174
2,070 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/25
No Opt. Call 2,097,480
8,010 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 8,011,430
210 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/25
No Opt. Call 206,005

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
188
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series 2021
:
$ 220 1.950%, 7/01/24 No Opt. Call $ 218,343
460 2.250%, 7/01/26 No Opt. Call 431,457
350 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/25
No Opt. Call 346,688
Total Wisconsin 21,871,215
Wyoming - 0.3%
Consolidated Wyoming Municipalities Electric Power System Joint Powers
Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds,
Gillette Electrical System Project, Refunding Series 2022
:
750 5.000%, 6/01/24 No Opt. Call 751,261
500 5.000%, 6/01/26 No Opt. Call 518,189
Total Wyoming 1,269,450
Total Municipal Bonds
(cost $481,716,909) 480,791,599
Shares Description (a) Value
X –
COMMON STOCKS - 0 .3 % X 1,407,718
Utilities - 0.3%
634 (d),(e),(f) Vistra Vision $ 1,407,718
Total Utilities 1,407,718
Total Common Stocks
(cost $751,144) 1,407,718
Total Long-Term Investments
(cost $482,468,053) 482,199,317
Borrowings - (0.4)% (g) (2,072,255)
Other Assets & Liabilities, Net -   3.2% 16,041,233
Net Assets - 100% $ 496,168,295
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g) Borrowings as a percentage of Total Investments is 0.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
March 31, 2024
See Notes to Financial Statements
189
March 31, 2024 All-American
Intermediate
Duration Limited Term Short Term
ASSETS
Long-term investments, at value
†
$ 4,398,656,879 $ 7,243,025,564 $ 5,151,269,601 $ 482,199,317
Short-term investments, at value
◊
99,835,000 117,505,000 40,700,000 –
Cash 28,476,897 2,932,356 10,950,150 –
Cash collateral at broker for investments in futures contracts 50 – – –
Receivables:
Interest 56,943,989 82,828,784 56,740,138 6,772,287
Investments sold 69,248,652 77,724,926 39,005,563 12,728,844
Shares sold 8,274,512 17,561,765 7,222,281 380,385
Other 391,377 504,338 361,634 68,819
Total assets 4,661,827,356 7,542,082,733 5,306,249,367 502,149,652
LIABILITIES
Borrowings 80,742,931 13,123,198 – 2,072,255
Floating rate obligations 123,995,000 – – –
Payables:
Management fees 1,498,712 2,446,693 1,543,150 177,516
Dividends 2,214,152 4,350,349 2,247,156 250,987
Interest 783,235 12,732 4,386 2,429
Investments purchased - regular settlement 61,398,485 40,060,617 21,518,313 2,225,000
Investments purchased - when-issued/delayed-delivery settlement 30,078,138 53,230,931 41,919,590 350,000
Shares redeemed 9,388,357 12,467,181 7,838,986 692,794
Accrued expenses:
Custodian fees 327,551 397,932 354,827 64,119
Directors/Trustees fees 309,907 442,035 322,456 33,175
Professional fees 32,871 53,764 41,147 5,168
Shareholder reporting expenses 73,227 94,712 121,101 15,208
Shareholder servicing agent fees 370,609 770,088 785,021 50,154
12b-1 distribution and service fees 467,104 160,067 185,503 42,552
Total liabilities 311,680,279 127,610,299 76,881,636 5,981,357
Commitments and contingencies
(1)
Net assets $ 4,350,147,077 $ 7,414,472,434 $ 5,229,367,731 $ 496,168,295
NET ASSETS CONSIST OF:
Paid-in capital $ 5,321,947,455 $ 7,797,322,376 $ 5,396,437,046 $ 514,034,144
Total distributable earnings (loss) (971,800,378) (382,849,942) (167,069,315) (17,865,849)
Net assets $ 4,350,147,077 $ 7,414,472,434 $ 5,229,367,731 $ 496,168,295
†
Long-term investments, cost $ 4,304,479,288 $ 7,420,952,436 $ 5,182,237,241 $ 482,468,053
◊
Short-term investments, cost $ 99,835,000 $ 117,505,000 $ 40,700,000 $ —
(1) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
190
All-American
Intermediate
Duration Limited Term Short Term
CLASS A:
Net assets $ 2,057,942,117 $ 765,602,064 $ 928,082,738 $ 205,141,695
Shares outstanding 201,846,724 86,490,957 84,730,963 20,940,938
Net asset value ("NAV") per share $ 10.20 $ 8.85 $ 10.95 $ 9.80
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 10.65 $ 9.12 $ 11.23 $ 10.05
CLASS C:
Net assets $ 138,312,003 $ 34,830,531 $ 31,105,151 $ 8,101,919
Shares outstanding 13,565,456 3,933,641 2,851,507 830,188
NAV and offering price per share $ 10.20 $ 8.85 $ 10.91 $ 9.76
CLASS R6:
Net assets $ 137,328,526 $ — $ — $ —
Shares outstanding 13,397,453 — — —
NAV and offering price per share $ 10.25 $ — $ — $ —
CLASS I:
Net assets $ 2,016,564,431 $ 6,614,039,839 $ 4,270,179,842 $ 282,924,681
Shares outstanding 196,917,804 744,886,299 391,466,068 28,839,866
NAV and offering price per share $ 10.24 $ 8.88 $ 10.91 $ 9.81
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001

Statement of Operations
March 31, 2024
See Notes to Financial Statements
191
Year Ended March 31, 2024 All-American
Intermediate
Duration Limited Term Short Term
INVESTMENT INCOME
Interest $ 206,277,352 $ 263,823,398 $ 161,372,304 $ 16,932,688
Total investment income 206,277,352 263,823,398 161,372,304 16,932,688
EXPENSES
– – – –
Management fees 18,322,782 29,588,966 19,762,175 2,342,276
12b-1 service fees - Class A 4,201,549 1,576,521 2,035,380 478,817
12b-1 distribution and service fees - Class C 1,576,654 385,605 392,463 101,646
Shareholder servicing agent fees - Class A 789,213 334,226 568,726 94,673
Shareholder servicing agent fees - Class C 59,314 16,335 21,824 4,017
Shareholder servicing agent fees - Class R6 6,484 — — —
Shareholder servicing agent fees - Class I 799,528 2,864,406 2,609,286 126,717
Interest expense 3,909,114 266,951 235,075 48,192
Directors/Trustees fees 141,552 240,756 176,311 16,864
Custodian expenses, net 303,330 403,178 359,177 75,520
Excise tax liability expense — 213 — —
Registration fees 238,579 237,606 196,957 111,523
Professional fees 252,719 361,938 284,421 60,234
Shareholder reporting expenses 249,899 318,701 337,710 41,383
Other 50,530 98,966 94,395 21,424
Total expenses 30,901,247 36,694,368 27,073,900 3,523,286
Net investment income (loss) 175,376,105 227,129,030 134,298,404 13,409,402
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (91,835,604) (17,799,446) 6,938,785 (8,047,661)
Net realized gain (loss) (91,835,604) (17,799,446) 6,938,785 (8,047,661)
Change in unrealized appreciation (depreciation) on:
Investments 103,471,917 61,108,367 15,989,795 6,990,375
Net change in unrealized appreciation (depreciation) 103,471,917 61,108,367 15,989,795 6,990,375
Net realized and unrealized gain (loss) 11,636,313 43,308,921 22,928,580 (1,057,286)
Net increase (decrease) in net assets from operations $ 187,012,418 $ 270,437,951 $ 157,226,984 $ 12,352,116

Statement of Changes in Net Assets
See Notes to Financial Statements

All-American Intermediate Duration
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 175,376,105 $ 206,619,866 $ 227,129,030 $ 215,258,113
Net realized gain (loss) (91,835,604) (803,024,312) (17,799,446) (149,421,856)
Net change in unrealized appreciation (depreciation) 103,471,917 140,713,510 61,108,367 (185,591,473)
Net increase (decrease) in net assets from operations 187,012,418 (455,690,936) 270,437,951 (119,755,216)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (77,478,579) (80,416,955) (21,426,253) (19,783,346)
Class C (4,596,286) (5,233,730) (735,396) (680,389)
Class R6 (5,378,353) (4,673,587) — —
Class I (83,046,460) (105,170,778) (196,958,818) (182,875,837)
Total distributions (170,499,678) (195,495,050) (219,120,467) (203,339,572)
FUND SHARE TRANSACTIONS
Subscriptions 1,162,622,143 2,534,125,820 2,877,479,354 5,962,593,321
Reinvestments of distributions 141,848,650 152,966,958 163,284,231 141,855,832
Redemptions (1,769,907,578) (4,924,245,842) (3,679,304,446) (7,561,449,728)
Net increase (decrease) from Fund share transactions (465,436,785) (2,237,153,064) (638,540,861) (1,457,000,575)
Net increase (decrease) in net assets (448,924,045) (2,888,339,050) (587,223,377) (1,780,095,363)
Net assets at the beginning of period 4,799,071,122 7,687,410,172 8,001,695,811 9,781,791,174
Net assets at the end of period $ 4,350,147,077 $ 4,799,071,122 $ 7,414,472,434 $ 8,001,695,811

See Notes to Financial Statements

Limited Term Short Term
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 134,298,404 $ 120,694,070 $ 13,409,402 $ 10,076,121
Net realized gain (loss) 6,938,785 (119,860,432) (8,047,661) (8,649,885)
Net change in unrealized appreciation (depreciation) 15,989,795 30,868,162 6,990,375 5,870,720
Net increase (decrease) in net assets from operations 157,226,984 31,701,800 12,352,116 7,296,956
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (21,407,552) (16,037,784) (5,270,277) (3,133,215)
Class C (510,719) (242,758) (140,698) (43,161)
Class I (107,973,321) (87,333,930) (7,561,502) (5,949,384)
Total distributions (129,891,592) (103,614,472) (12,972,477) (9,125,760)
FUND SHARE TRANSACTIONS
Subscriptions 1,184,973,189 3,390,582,001 160,557,673 682,388,551
Reinvestments of distributions 100,480,056 78,757,156 9,763,888 6,218,817
Redemptions (2,850,663,025) (5,085,114,031) (372,508,339) (725,257,642)
Net increase (decrease) from Fund share transactions (1,565,209,780) (1,615,774,874) (202,186,778) (36,650,274)
Net increase (decrease) in net assets (1,537,874,388) (1,687,687,546) (202,807,139) (38,479,078)
Net assets at the beginning of period 6,767,242,119 8,454,929,665 698,975,434 737,454,512
Net assets at the end of period $ 5,229,367,731 $ 6,767,242,119 $ 496,168,295 $ 698,975,434

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
All-American
Class
A
3/31/24
$ 10.13 $ 0.38 $ 0.06 $ 0.44 $ (0.37) $ — $ (0.37) $ 10.20
3/31/23
11.08 0.36 (0.97) (0.61) (0.34) — (0.34) 10.13
3/31/22
12.09 0.34 (1.01) (0.67) (0.34) — (0.34) 11.08
3/31/21
11.49 0.35 0.62 0.97 (0.37) — (0.37) 12.09
3/31/20
11.60 0.36 (0.07) 0.29 (0.40) — (0.40) 11.49
Class
C
3/31/24
10.13 0.30 0.06 0.36 (0.29) — (0.29) 10.20
3/31/23
11.08 0.28 (0.98) (0.70) (0.25) — (0.25) 10.13
3/31/22
12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
3/31/21
11.48 0.26 0.62 0.88 (0.27) — (0.27) 12.09
3/31/20
11.60 0.27 (0.09) 0.18 (0.30) — (0.30) 11.48
Class
R6
3/31/24
10.18 0.41 0.06 0.47 (0.40) — (0.40) 10.25
3/31/23
11.14 0.38 (0.98) (0.60) (0.36) — (0.36) 10.18
3/31/22
12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
3/31/21
11.55 0.38 0.62 1.00 (0.39) — (0.39) 12.16
3/31/20
11.66 0.38 (0.06) 0.32 (0.43) — (0.43) 11.55
Class
I
3/31/24
10.18 0.40 0.05 0.45 (0.39) — (0.39) 10.24
3/31/23
11.13 0.38 (0.97) (0.59) (0.36) — (0.36) 10.18
3/31/22
12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
3/31/21
11.54 0.38 0.61 0.99 (0.39) — (0.39) 12.14
3/31/20
11.65 0.38 (0.07) 0.31 (0.42) — (0.42) 11.54
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .47% $ 2,057,942 0 .76% 0 .67% 3 .81% 59%
( 5 .48 ) 2,207,643 0 .82 0 .66 3 .50 47
( 5 .76 ) 3,012,154 0 .70 0 .64 2 .80 27
8 .51 3,154,428 0 .69 0 .66 2 .98 19
2 .41 2,255,358 0 .70 0 .67 3 .10 14
3 .68 138,312 1 .56 1 .47 3 .00 59
( 6 .26 ) 184,011 1 .62 1 .46 2 .70 47
( 6 .54 ) 265,767 1 .50 1 .44 2 .00 27
7 .73 293,333 1 .49 1 .46 2 .18 19
1 .52 244,369 1 .50 1 .47 2 .31 14
4 .71 137,329 0 .53 0 .44 4 .04 59
( 5 .30 ) 142,935 0 .58 0 .42 3 .74 47
( 5 .58 ) 159,516 0 .47 0 .41 3 .04 27
8 .79 114,355 0 .45 0 .42 3 .19 19
2 .65 41,526 0 .47 0 .44 3 .29 14
4 .60 2,016,564 0 .56 0 .47 4 .00 59
( 5 .23 ) 2,264,482 0 .62 0 .46 3 .69 47
( 5 .55 ) 4,249,974 0 .50 0 .44 3 .00 27
8 .69 4,281,209 0 .49 0 .45 3 .17 19
2 .60 2,964,458 0 .50 0 .47 3 .31 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Intermediate Duration
Class
A
3/31/24
$ 8.77 $ 0.25 $ 0.07 $ 0.32 $ (0.24) $ — $ (0.24) $ 8.85
3/31/23
9.05 0.21 (0.29) (0.08) (0.20) — (0.20) 8.77
3/31/22
9.57 0.18 (0.52) (0.34) (0.18) — (0.18) 9.05
3/31/21
9.26 0.20 0.33 0.53 (0.22) — (0.22) 9.57
3/31/20
9.29 0.23 (0.02) 0.21 (0.24) — (0.24) 9.26
Class
C
3/31/24
8.77 0.18 0.07 0.25 (0.17) — (0.17) 8.85
3/31/23
9.06 0.14 (0.30) (0.16) (0.13) — (0.13) 8.77
3/31/22
9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
3/31/21
9.26 0.13 0.32 0.45 (0.14) — (0.14) 9.57
3/31/20
9.29 0.16 (0.02) 0.14 (0.17) — (0.17) 9.26
Class
I
3/31/24
8.80 0.26 0.08 0.34 (0.26) — (0.26) 8.88
3/31/23
9.08 0.23 (0.30) (0.07) (0.21) — (0.21) 8.80
3/31/22
9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
3/31/21
9.29 0.22 0.33 0.55 (0.24) — (0.24) 9.60
3/31/20
9.31 0.25 (0.01) 0.24 (0.26) — (0.26) 9.29
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
3 .70% $ 765,602 0 .65% 0 .65% 2 .82% 24%
( 0 .90 ) 845,566 0 .65 0 .64 2 .38 21
( 3 .66 ) 940,178 0 .63 0 .63 1 .87 26
5 .79 967,315 0 .64 0 .64 2 .12 18
2 .28 768,267 0 .65 0 .65 2 .45 22
2 .86 34,831 1 .45 1 .45 2 .02 24
( 1 .80 ) 43,566 1 .45 1 .44 1 .58 21
( 4 .34 ) 55,713 1 .43 1 .43 1 .07 26
4 .93 65,566 1 .44 1 .44 1 .33 18
1 .48 59,004 1 .45 1 .45 1 .65 22
3 .90 6,614,040 0 .45 0 .45 3 .02 24
( 0 .67 ) 7,112,564 0 .45 0 .44 2 .57 21
( 3 .46 ) 8,785,900 0 .43 0 .43 2 .06 26
5 .97 9,315,167 0 .44 0 .44 2 .32 18
2 .58 7,775,550 0 .45 0 .45 2 .65 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Limited Term
Class
A
3/31/24
$ 10.87 $ 0.24 $ 0.07 $ 0.31 $ (0.23) $ — $ — $ (0.23) $ 10.95
3/31/23
10.92 0.16 (0.08) 0.08 (0.13) — — (0.13) 10.87
3/31/22
11.32 0.12 (0.40) (0.28) (0.12) — — (0.12) 10.92
3/31/21
11.02 0.15 0.35 0.50 (0.19) — (0.01) (0.20) 11.32
3/31/20
11.08 0.22 (0.06) 0.16 (0.22) — — (0.22) 11.02
Class
C
3/31/24
10.82 0.15 0.08 0.23 (0.14) — — (0.14) 10.91
3/31/23
10.88 0.07 (0.08) (0.01) (0.05) — — (0.05) 10.82
3/31/22
11.27 0.03 (0.39) (0.36) (0.03) — — (0.03) 10.88
3/31/21
10.98 0.06 0.34 0.40 (0.10) — (0.01) (0.11) 11.27
3/31/20
11.04 0.13 (0.06) 0.07 (0.13) — — (0.13) 10.98
Class
I
3/31/24
10.82 0.26 0.08 0.34 (0.25) — — (0.25) 10.91
3/31/23
10.88 0.18 (0.08) 0.10 (0.16) — — (0.16) 10.82
3/31/22
11.28 0.14 (0.40) (0.26) (0.14) — — (0.14) 10.88
3/31/21
10.98 0.17 0.35 0.52 (0.21) — (0.01) (0.22) 11.28
3/31/20
11.04 0.24 (0.06) 0.18 (0.24) — — (0.24) 10.98
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .89% $ 928,083 0 .63% 0 .63% 2 .19% 22%
0 .77 1,152,357 0 .61 0 .60 1 .45 33
( 2 .55 ) 1,523,484 0 .59 0 .59 1 .05 28
4 .55 1,597,780 0 .61 0 .61 1 .31 18
1 .43 1,236,659 0 .62 0 .61 1 .97 22
2 .17 31,105 1 .43 1 .43 1 .38 22
( 0 .11 ) 49,258 1 .41 1 .40 0 .65 33
( 3 .25 ) 70,792 1 .39 1 .39 0 .26 28
3 .64 88,543 1 .41 1 .41 0 .53 18
0 .62 88,648 1 .42 1 .41 1 .17 22
3 .20 4,270,180 0 .43 0 .43 2 .38 22
0 .90 5,565,627 0 .41 0 .40 1 .65 33
( 2 .35 ) 6,860,653 0 .39 0 .39 1 .25 28
4 .76 6,172,134 0 .41 0 .41 1 .51 18
1 .63 4,447,770 0 .42 0 .41 2 .17 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Term
Class
A
3/31/24
$ 9.79 $ 0.22 $ 0.01 $ 0.23 $ (0.22) $ — $ (0.22) $ 9.80
3/31/23
9.82 0.12 (0.05) 0.07 (0.10) — (0.10) 9.79
3/31/22
10.18 0.08 (0.36) (0.28) (0.08) — (0.08) 9.82
3/31/21
10.03 0.11 0.18 0.29 (0.14) — (0.14) 10.18
3/31/20
10.09 0.16 (0.06) 0.10 (0.16) — (0.16) 10.03
Class
C
3/31/24
9.76 0.14 — 0.14 (0.14) — (0.14) 9.76
3/31/23
9.79 0.04 (0.04) — (0.03) — (0.03) 9.76
3/31/22
10.15 ( — ) (d) (0.36) (0.36) ( — ) (d) — — 9.79
3/31/21
10.00 0.03 0.18 0.21 (0.06) — (0.06) 10.15
3/31/20
10.06 0.08 (0.06) 0.02 (0.08) — (0.08) 10.00
Class
I
3/31/24
9.81 0.24 — 0.24 (0.24) — (0.24) 9.81
3/31/23
9.84 0.14 (0.05) 0.09 (0.12) — (0.12) 9.81
3/31/22
10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
3/31/21
10.04 0.13 0.18 0.31 (0.16) — (0.16) 10.19
3/31/20
10.10 0.18 (0.06) 0.12 (0.18) — (0.18) 10.04
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .36% $ 205,142 0 .72% 0 .71% 2 .27% 41%
0 .77 281,531 0 .69 0 .69 1 .20 52
( 2 .80 ) 277,719 0 .67 0 .67 0 .77 37
2 .90 329,109 0 .68 0 .68 1 .08 38
0 .96 259,148 0 .69 0 .69 1 .57 37
1 .43 8,102 1 .52 1 .51 1 .46 41
0 .00 (d) 13,160 1 .49 1 .49 0 .41 52
( 3 .50 ) 12,359 1 .47 1 .47 ( 0 .02 ) 37
2 .08 16,519 1 .48 1 .48 0 .29 38
0 .16 17,781 1 .49 1 .49 0 .77 37
2 .44 282,925 0 .52 0 .51 2 .45 41
0 .98 404,284 0 .49 0 .49 1 .39 52
( 2 .51 ) 447,376 0 .47 0 .47 0 .97 37
3 .10 469,157 0 .48 0 .48 1 .28 38
1 .16 440,687 0 .49 0 .49 1 .77 37

Notes to Financial Statements
1. General Information
Trust and Fund Information: Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen
Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund
(“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period: The end of the reporting period for the Funds is March 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended March 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: Neither Trust pays compensation directly to those of its  officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
All-American
$ 94,787
Intermediate Duration
108,417
Limited Term
110,305
Short Term
9,300

Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:  In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform:
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London
Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through
December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset
Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in

Notes to Financial Statements
(continued)
accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,260,385,382 $ 88,159 $ 4,260,473,541
U.S. Government and Agency Obligations – 87,556,875 – 87,556,875
Common Stocks – 713,680 45,704,843 46,418,523
Asset-Backed and Mortgage-Backed Securities – 4,166,699 – 4,166,699
Variable Rate Senior Loan Interests – – 41,241 41,241
Short-Term Investments:
Municipal Bonds – 99,835,000 – 99,835,000
Total $ – $ 4,452,657,636 $ 45,834,243 $ 4,498,491,879
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 7,057,142,751 $ 6,105 $ 7,057,148,856
Common Stocks – – 169,386,644 169,386,644
Asset-Backed and Mortgage-Backed Securities – 16,490,064 – 16,490,064
Short-Term Investments:
Municipal Bonds – 117,505,000 – 117,505,000
Total $ – $ 7,191,137,815 $ 169,392,749 $ 7,360,530,564
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,972,482,611 $ – $ 4,972,482,611
Common Stocks – – 178,786,990 178,786,990
Short-Term Investments:
Municipal Bonds – 40,700,000 – 40,700,000
Total $ – $ 5,013,182,611 $ 178,786,990 $ 5,191,969,601
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 480,791,599 $ – $ 480,791,599
Common Stocks – – 1,407,718 1,407,718
Total $ – $ 480,791,599 $ 1,407,718 $ 482,199,317

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
All-American Intermediate Duration Limited Term Short Term
Level 3 Level 3 Level 3 Level 3
Municipal
Bonds
Variable Rate
Senior Loan
Interests
Common
Stocks
Municipal
Bonds
Common
Stocks
Common
Stocks
Common
Stocks
Balance at the beginning of period $130,884 $- $- $9,263 $- $- $-
Gains (losses):
Net realized gains (losses) 2,686 - - - - - -
Change in net unrealized
appreciation (depreciation) (2,686) (280,449) - - - - -
Purchases at cost - 500,000 - - - - -
Sales at proceeds (43,207) (178,310) - (3,158) - - -
Net discounts (premiums) - - - - - - -
Transfers into 482 - 45,704,843 - 169,386,644 178,786,990 1,407,718
Transfers (out of) - - - - - - -
Balance at the end of period $88,159 $41,241 $45,704,843 $6,105 $169,386,644 $178,786,990 $1,407,718
Change in net unrealized appreciation
(depreciation) during the period of
Level 3 securities held as of period end
$(4,329,070) $(280,449) $(9,700,758) - $(35,951,967) $(37,947,171) $(298,784)
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
All-American
Municipal Bonds $- $- $- $(482) $482 $-
Common Stocks $- $- $- $(45,704,843) $45,704,843 $-
Intermediate Duration
Common Stocks $- $- $- $(169,386,644) $169,386,644 $-
Limited Term
Common Stocks $- $- $- $(178,786,990) $178,786,990 $-
Short Term
Common Stocks $- $- $- $(1,407,718) $1,407,718 $-
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
All-American Municipal Bonds $88,159 Expected Recovery Recovery Proceeds 100% N/A
Variable Rate Senior
Loan Interest   41,241
Probability Weighted
Expected Recovery Recovery Proceeds 12.82% N/A
Common Stocks   45,704,843 Enterprise Value EBITDA Multiples 9.25-11.25 N/A
Total $45,834,243
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Intermediate
Duration
Municipal Bonds $6,105 Expected Recovery Recovery Proceeds 100% N/A
Common Stocks 169,386,644 Enterprise Value EBITDA Multiples 9.25-11.25 N/A
Total $169,392,749
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Limited Term Common Stocks $178,786,990 Enterprise Value EBITDA Multiples 9.25-11.25 N/A

Notes to Financial Statements
(continued)
4. Portfolio Securities
Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Short Term Common Stocks $1,407,718 Enterprise Value EBITDA Multiples 9.25-11.25 N/A
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 123,995,000 $ — $ 123,995,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 90,471,123 3.94%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 123,995,000 $ — $ 123,995,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —

Notes to Financial Statements
(continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
nning
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
All-American
$ 2,601,989,826 $ 114,186,875 $ 2,989,674,782 $ 24,928,594
Intermediate Duration
1,816,240,568 3,562,793 2,489,836,407 57,803
Limited Term
1,235,397,210 — 2,759,742,629 —
Short Term
232,854,325 — 434,904,830 —
Year Ended
3/31/24
Year Ended
3/31/23
All-American Shares Amount Shares Amount
Subscriptions:
Class A 37,262,791 $373,159,788 57,880,697 $587,762,385
Class A - automatic conversion of Class C 28,908 291,107 48,335 495,395
Class C 1,731,478 17,353,965 3,477,596 35,253,323
Class R6 6,180,993 62,290,659 11,973,620 122,446,849
Class I 70,473,592 709,526,624 174,308,818 1,788,167,868
Total subscriptions 115,677,762 1,162,622,143 247,689,066 2,534,125,820
Reinvestments of distributions:
Class A 6,813,019 68,245,392 6,965,823 70,611,282
Class C 419,342 4,200,920 464,633 4,709,947
Class R6 331,976 3,342,089 368,482 3,757,721
Class I 6,567,293 66,060,249 7,247,738 73,888,008
Total reinvestments of distributions 14,131,630 141,848,650 15,046,676 152,966,958
Redemptions:
Class A (60,198,945) (602,317,593) (118,734,549) (1,208,450,100)
Class C (6,715,183) (67,211,631) (9,712,827) (98,745,287)
Class C - automatic conversion to Class A (28,906) (291,107) (48,332) (495,395)
Class R6 (7,151,412) (71,528,151) (12,621,023) (129,054,830)
Class I (102,645,050) (1,028,559,096) (340,737,207) (3,487,500,230)
Total redemptions (176,739,496) (1,769,907,578) (481,853,938) (4,924,245,842)
Net increase (decrease) (46,930,104) $(465,436,785) (219,118,196) $(2,237,153,064)

Year Ended
3/31/24
Year Ended
3/31/23
Intermediate Duration Shares Amount Shares Amount
Subscriptions:
Class A 16,963,876 $147,643,884 42,575,714 $370,551,557
Class A - automatic conversion of Class C 1,138 9,832 3,087 27,068
Class C 789,810 6,875,934 1,825,035 15,800,739
Class I 314,575,041 2,722,949,704 639,391,383 5,576,213,957
Total subscriptions 332,329,865 2,877,479,354 683,795,219 5,962,593,321
Reinvestments of distributions:
Class A 2,149,508 18,700,096 2,001,437 17,404,317
Class C 76,497 665,888 70,745 615,322
Class I 16,490,930 143,918,247 14,194,503 123,836,193
Total reinvestments of distributions 18,716,935 163,284,231 16,266,685 141,855,832
Redemptions:
Class A (29,025,167) (252,004,258) (52,011,717) (451,627,877)
Class C (1,896,900) (16,476,681) (3,078,464) (26,735,384)
Class C - automatic conversion to Class A (1,138) (9,832) (3,087) (27,068)
Class I (394,568,193) (3,410,813,675) (812,344,036) (7,083,059,399)
Total redemptions (425,491,398) (3,679,304,446) (867,437,304) (7,561,449,728)
Net increase (decrease) (74,444,598) $(638,540,861) (167,375,400) $(1,457,000,575)
Year Ended
3/31/24
Year Ended
3/31/23
Limited Term Shares Amount Shares Amount
Subscriptions:
Class A 11,583,419 $125,341,404 29,578,320 $318,236,925
Class A - automatic conversion of Class C 27,265 295,381 9,343 100,335
Class C 285,014 3,059,727 1,403,341 15,008,905
Class I 98,097,315 1,056,276,677 285,276,514 3,057,235,836
Total subscriptions 109,993,013 1,184,973,189 316,267,518 3,390,582,001
Reinvestments of distributions:
Class A 1,695,792 18,327,836 1,274,997 13,728,392
Class C 45,249 486,941 21,374 229,396
Class I 7,587,637 81,665,279 6,041,863 64,799,368
Total reinvestments of distributions 9,328,678 100,480,056 7,338,234 78,757,156
Redemptions:
Class A (34,628,735) (374,143,867) (64,275,760) (691,062,568)
Class C (2,002,915) (21,534,143) (3,369,428) (36,075,498)
Class C - automatic conversion to Class A (27,366) (295,381) (9,380) (100,335)
Class I (228,484,336) (2,454,689,634) (407,440,113) (4,357,875,630)
Total redemptions (265,143,352) (2,850,663,025) (475,094,681) (5,085,114,031)
Net increase (decrease) (145,821,661) $(1,565,209,780) (151,488,929) $(1,615,774,874)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount and paydowns. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
3/31/24
Year Ended
3/31/23
Short Term Shares Amount Shares Amount
Subscriptions:
Class A 5,250,725 $51,073,731 27,412,627 $266,574,871
Class A - automatic conversion of Class C 2 22 1,072 10,527
Class C 292,202 2,835,652 1,311,490 12,711,945
Class I 10,906,602 106,648,268 41,372,385 403,091,208
Total subscriptions 16,449,531 160,557,673 70,097,574 682,388,551
Reinvestments of distributions:
Class A 477,194 4,653,169 287,791 2,802,175
Class C 12,466 121,114 3,906 37,908
Class I 510,955 4,989,605 346,523 3,378,734
Total reinvestments of distributions 1,000,615 9,763,888 638,220 6,218,817
Redemptions:
Class A (13,534,884) (132,015,979) (27,224,185) (265,305,298)
Class C (823,533) (8,014,946) (1,227,885) (11,935,039)
Class C - automatic conversion to Class A (2) (22) (1,077) (10,527)
Class I (23,808,707) (232,477,392) (45,971,948) (448,006,778)
Total redemptions (38,167,126) (372,508,339) (74,425,095) (725,257,642)
Net increase (decrease) (20,716,980) $(202,186,778) (3,689,301) $(36,650,274)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 4,271,984,296 $ 181,034,300 $ (78,521,717) $ 102,512,583
Intermediate Duration
7,532,455,707 217,408,275 (389,333,418) (171,925,143)
Limited Term
5,220,394,291 157,795,698 (186,220,388) (28,424,690)
Short Term
482,511,809 2,458,555 (2,771,047) (312,492)

The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 16,823,331 $ 729,046 $ — $ 102,512,584 $ (1,077,884,884) $ — $ (13,980,455) $ (971,800,378)
Intermediate
Duration
23,103,961 467,596 — (171,925,143) (215,917,015) — (18,579,341) (382,849,942)
Limited Term
22,555,937 83,685 — (28,424,690) (150,649,175) — (10,635,072) (167,069,315)
Short Term
2,508,767 — — (312,492) (18,894,373) — (1,167,751) (17,865,849)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2024 through March 31, 2024 and paid on April 1, 2024.
3/31/24 3/31/23
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
All-American
$ 170,071,720 $ 427,958 $ — $ 194,011,913 $ 1,483,137 $ —
Intermediate Duration
218,817,422 303,045 — 201,839,820 1,499,752 —
Limited Term
129,600,605 290,987 — 103,125,774 488,698 —
Short Term
12,972,477 — — 9,113,279 12,481 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
All-American
1
$ 513,868,878 $ 564,016,006 $ 1,077,884,884
Intermediate Duration
90,027,058 125,889,957 215,917,015
Limited Term
45,332,117 105,317,058 150,649,175
Short Term
2,613,596 16,280,777 18,894,373
1
A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
Fund
Utilized
All-American
$ —
Intermediate Duration
—
Limited Term
7,750,695
Short Term
—

Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of March 31, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion and greater 0.1875 0.1875 0.1375 0.1375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
All-American
0 .1638%
Intermediate Duration
0 .1636%
Limited Term
0 .1600%
Short Term
0 .1826%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
N/A - Not Applicable.

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ 38,613,888 $ 37,680,131 $ (3,334,022)
Intermediate Duration
— — —
Limited Term
— — —
Short Term
7,171,630 16,797,498 (466,084)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
All-American
$ 1,585,918 $ 1,549,251
Intermediate Duration
495,488 481,930
Limited Term
133,662 126,759
Short Term
77,841 76,944
Fund
Commission
Advances
(Unaudited)
All-American
$ 1,395,710
Intermediate Duration
464,506
Limited Term
106,614
Short Term
75,203
Fund
12b-1 Fees
Retained
(Unaudited)
All-American
$ —
Intermediate Duration
24,770
Limited Term
8,714
Short Term
8,274

Notes to Financial Statements
(continued)
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
CDSC
Retained
(Unaudited)
All-American
$ 110,752
Intermediate Duration
58,496
Limited Term
33,554
Short Term
25,529
Fund
Maximum
Outstanding
Balance
All-American
$ 80,742,931
Intermediate Duration
87,800,000
Limited Term
51,500,000
Short Term
3,158,148
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
24 $ 41,507,155 6.50%
Intermediate Duration
16 35,445,416 6.44
Limited Term
23 18,391,027 6.49
Short Term
12 2,142,824 6.38

11. Subsequent Events
Management Fees: As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee listed within this report plus 0.1600%. The overall complex-level fee schedule is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
All-American $ —
Intermediate Duration —
Limited Term —
Short Term —

Shareholder Meeting Report
(Unaudited)

The special meeting of shareholders was held on November 20, 2023, for Nuveen Municipal Trust and Nuveen
Investment Funds, Inc.; at this meeting, the shareholders were asked to elect Board members.
Nuveen Municipal
Trust
Nuveen Investment
Funds, Inc.
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 2,898,392,269 527,096,856
Withhold 47,827,814 6,978,513
Total 2,946,220,083 534,075,369
Michael A. Forrester
For 2,899,544,496 528,051,701
Withhold 46,675,587 6,023,668
Total 2,946,220,083 534,075,369
Thomas J. Kenny
For 2,899,700,566 528,042,849
Withhold 46,519,517 6,032,520
Total 2,946,220,083 534,075,369
Amy B.R. Lancellotta
For 2,899,476,413 528,290,629
Withhold 46,743,670 5,784,740
Total 2,946,220,083 534,075,369
Joanne T. Medero
For 2,898,449,374 528,012,180
Withhold 47,770,709 6,063,189
Total 2,946,220,083 534,075,369
Albin F. Moschner
For 2,897,151,854 527,124,878
Withhold 49,068,229 6,950,491
Total 2,946,220,083 534,075,369
John K. Nelson
For 2,895,363,880 528,105,547
Withhold 50,856,203 5,969,822
Total 2,946,220,083 534,075,369
Loren M. Starr
For 2,900,467,238 528,323,160
Withhold 45,752,845 5,752,209
Total 2,946,220,083 534,075,369
Matthew Thornton III
For 2,899,149,813 528,016,841
Withhold 47,070,270 6,058,528
Total 2,946,220,083 534,075,369
Terence J. Toth
For 2,889,997,585 527,139,054
Withhold 56,222,498 6,936,315
Total 2,946,220,083 534,075,369
Margaret L. Wolff
For 2,898,761,318 528,268,255
Withhold 47,458,765 5,807,114
Total 2,946,220,083 534,075,369
Robert L. Young
For 2,900,344,798 528,003,067
Withhold 45,875,285 6,072,302
Total 2,946,220,083 534,075,369

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GICS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the
Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust
.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer does not have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors/Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
221
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or
Director, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the
Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the
“Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen All-American Municipal Bond Fund (the “All-American Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended
December 31, 2022 and March 31, 2023. The Board recognized that the use of leverage detracted from performance but was supportive of the
Fund’s income objective. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter ended March 31, 2023. On the basis

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the
Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Intermediate Duration Municipal Bond Fund (the “Intermediate Duration Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2022 and first quartile for the five-
year period ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2023, the Fund ranked in the third quartile for the three-year period and second quartile for the five-year period ended March 31,
2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Limited Term Municipal Bond Fund (the “Limited Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the second quartile of its
Performance Peer Group for the one- and three-year periods ended December 31, 2022 and first quartile for the five-year period ended December
31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-year period ended March 31,
2023, the Fund outperformed or matched the performance of its benchmark for the three- and five-year periods ended March 31, 2023. The Fund also ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2023 and first quartile for the three- and five-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the
Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Short Term Municipal Bond Fund (the “Short Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2022 and third quartile for the three-year period ended
December 31, 2022. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the All-American Fund had a net management fee and a net total expense ratio that were below the respective peer averages; (b) the Intermediate Duration Fund and the Limited Term Fund each had a net management fee that was in line with the respective peer average and a net total expense ratio that was below the respective peer average; and (c) the Short
Term Fund had a net management fee that was slightly higher than the peer average, but a net total expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and 2021), including the permanent expense cap applicable to the Intermediate Duration Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/Trustees of the Funds. The number of Directors/Trustees of the Funds is currently set at twelve. None of the Directors/Trustees who are not “interested” persons of the Funds (referred to herein as “Independent Directors/Trustees”) has ever been a Directors/Trustees or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Directors/Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Directors/Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Co-Chair and
Director/Trustee
2008 Formerly, a Co–Founding Partner, Promus Capital (investment advisory firm) (2008–2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012–2021); Chair and Member of the Board of Directors (since 2021), Kehrein Center for the Arts
(philanthropy); Member of the Board of Directors (since 2008),
Catalyst Schools of Chicago (philanthropy); Member of the Board of Directors (since 2012), formerly, Investment Committee Chair
(2017–2022), Mather Foundation Board (philanthropy); formerly,
Member (2005–2016), Chicago Fellowship Board (philanthropy);
formerly, Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010–2019); formerly,
Director, LogicMark LLC (health services) (2012–2016); formerly,
Director, Legal & General Investment Management America, Inc.
(asset management) (2008–2013); formerly, CEO and President,
Northern Trust Global Investments (financial services) (2004–2007);
Executive Vice President, Quantitative Management & Securities
Lending (2000–2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005–2007), Northern Trust
Global Investments Board (2004–2007), Northern Trust Japan
Board (2004–2007), Northern Trust Securities Inc. Board (2003–
2007) and Northern Trust Hong Kong Board (1997–2004).
216
Joseph A. Boateng
1963
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Chief Investment Officer, Casey Family Programs (since 2007);
formerly, Director of U.S. Pension Plans, Johnson & Johnson
(2002–2006); Board Member, Lumina Foundation (since 2019)
and Waterside School (since 2021); Board Member (2012–2019)
and Emeritus Board Member (since 2020), Year-Up Puget Sound;
Investment Advisory Committee Member and Former Chair (since
2007), Seattle City Employees’ Retirement System; Investment
Committee Member (since 2019), The Seattle Foundation; Trustee
(2018–2023), the College Retirement Equities Fund; Manager
(2019–2023), TIAA Separate Account VA-1.
210
Michael A. Forrester
1967
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Formerly, Chief Executive Officer (2014–2021) and Chief Operating
Officer (2007–2014), Copper Rock Capital Partners, LLC; Trustee,
Dexter Southfield School (since 2019); Member (since 2020),
Governing Council of the Independent Directors Council (IDC);
Trustee, the College Retirement Equities Fund and Manager, TIAA
Separate Account VA-1 (2007–2023).
210

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Thomas J. Kenny
1963
730 Third Avenue
New York, NY 10017
Co-Chair and
Director/Trustee
2024 Formerly, Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global Cash
and Fixed Income Portfolio Management Team (2002–2010),
Goldman Sachs Asset Management; Director (since 2015) and
Chair of the Finance and Investment Committee (since 2018),
Aflac Incorporated; Director (since 2018), ParentSquare; formerly,
Director (2021–2022) and Finance Committee Chair (2016–2022),
Sansum Clinic; formerly, Advisory Board Member (2017–2019),
B’Box; formerly, Member (2011–2012), the University of California at Santa Barbara Arts and Lectures Advisory Council; formerly,
Investment Committee Member (2012–2020), Cottage Health
System; formerly, Board member (2009–2019) and President of the
Board (2014–2018), Crane Country Day School; Trustee (2011–
2023) and Chairman (2017–2023), the College Retirement Equities
Fund; Manager (2011–2023) and Chairman (2017–2023), TIAA
Separate Account VA-1.
216
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, IDC (supports the fund independent director community and is part of the Investment Company
Institute (ICI), which represents regulated investment companies)
(2006-2019); formerly, various positions with ICI (1989-2006);
President (since 2023) and Member (since 2020) of the Board of
Directors, Jewish Coalition Against Domestic Abuse (JCADA).
216
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
216
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
216

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2013 Formerly, Member of Board of Directors of Core12 LLC (2008–
2023) (private firm which develops branding, marketing and
communications strategies for clients); formerly, Member of The
President’s Council of Fordham University (2010-2019); formerly,
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
formerly, Trustee and Chairman of the Board of Trustees of Marian
University (2011-2013); formerly Chief Executive Officer of ABN
AMRO Bank N.V., North America, and Global Head of the Financial
Markets Division (2007-2008), with various executive leadership roles in ABN AMRO Bank N.V. between 1996 and 2007.
216
Loren M. Starr
1961
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Independent Consultant/Advisor (since 2021); formerly, Vice Chair,
Senior Managing Director (2020–2021), Chief Financial Officer,
Senior Managing Director (2005–2020), Invesco Ltd.; Director
(since 2023) and Audit Committee member (since 2024), AMG;
formerly, Chair and Member of the Board of Directors (2014–2021),
Georgia Leadership Institute for School Improvement (GLISI);
formerly, Chair and Member of the Board of Trustees (2014–2018),
Georgia Council on Economic Education (GCEE); Trustee, the
College Retirement Equities Fund and Manager, TIAA Separate
Account VA-1 (2022–2023).
215
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
216
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member of the Board of
Trustees (since 2004) formerly, Chair (2015-2022) of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
216
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
216

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2021 Head of Public Product Strategy & Development, Global Wealth, of Nuveen;
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen; formerly, Vice President
(2014-2022), Chief Compliance Officer and Anti-Money Laundering Compliance
Officer (2017-2022) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Managing Director and Associate General Counsel of
Nuveen; Managing Director Assistant Secretary and Associate General Counsel
of Nuveen Asset Management, LLC; has held various positions with Nuveen since
2013; Managing Director, Associate General Counsel and Assistant Secretary of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC.
Jeremy D. Franklin
1983
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2024 Managing Director and Assistant Secretary, Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary, Nuveen
Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel, Teachers
Insurance and Annuity Association of America; Vice President and Assistant
Secretary, TIAA-CREF Funds and TIAA-CREF Life Funds; Vice President, Associate
General Counsel, and Assistant Secretary, TIAA Separate Account VA-1 and
College Retirement Equities Fund.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice
President, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director of Nuveen; Senior Managing Director of Nuveen Fund
Advisors, LLC; has previously held various positions with Nuveen; Chartered
Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen; Vice President,
Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and
TIAA-CREF Investment Management, LLC; formerly Corporate Counsel of Franklin
Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2016 Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Senior Managing Director and Head of Investment Oversight of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial Risk
Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director, General Counsel and Secretary of Nuveen Fund Advisors,
LLC; Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC; Managing Director and Assistant Secretary
of TIAA SMA Strategies LLC; Managing Director, Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds, Teachers Insurance and
Annuity Association of America, Teacher Advisors LLC, TIAA-CREF Investment
Management, LLC and Nuveen Alternative Advisors LLC; has previously  held various positions with Nuveen/TIAA.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Executive Vice President, Secretary and General Counsel of Nuveen Investments,
Inc.; Executive Vice President and Assistant Secretary of Nuveen Securities,
LLC and Nuveen Fund Advisors, LLC; Executive Vice President and Secretary of
Nuveen Asset Management, LLC; Executive Vice President, General Counsel and
Secretary of Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and
Nuveen Alternative Investments, LLC; Executive Vice President, Associate General
Counsel and Assistant Secretary of TIAA-CREF Funds and TIAA-CREF Life Funds;
has previously held various positions with Nuveen; Vice President and Secretary of Winslow Capital Management, LLC; formerly, Vice President (2007-2021) and
Secretary (2016-2021) of NWQ Investment Management Company, LLC and Santa
Barbara Asset Management, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration of Nuveen,
TIAA-CREF Funds, TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the
CREF Accounts; Managing Director of Nuveen Fund Advisors, LLC, Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC; has previously held various positions with TIAA.
James Nelson III
1976
730 Third Avenue
New York, NY 10017
Vice President 2024 Senior Managing Director, Global Head of Product, Publics, Nuveen; formerly,
Head of North American Product Management & Pricing, Invesco (2018-2023).
Mary Beth Ramsay
1965
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President 2024 Chief Risk Officer, Nuveen and TIAA Financial Risk; Head of Nuveen Risk
& Compliance; Executive Vice President, Teachers Insurance and Annuity
Association of America; Executive Vice President, Risk, TIAA Separate Account
VA-1 and the College Retirement Equities Fund; formerly, Senior Vice President,
Head of Sales and Client Solutions (2019-2022) and U.S. Chief Pricing Actuary
(2016-2019), SCOR Global Life Americas; Member of the Board of Directors of
Society of Actuaries.
Briton Ryan
1978
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Chief
Administrative
Officer
2024 Managing Director, Head, Product-Capital Markets, Nuveen (since 2016).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director of Nuveen.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen;
Senior Managing Director of Nuveen Fund Advisors, LLC and Nuveen Asset
Management, LLC; Principal Financial Officer, Principal Accounting Officer and
Treasurer of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate
Account VA-1 and the CREF Accounts; has held various positions with TIAA since
2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Vice President, Associate General Counsel and Assistant
Secretary of Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC and Nuveen Asset Management, LLC; Vice President and Associate General
Counsel of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of the
CREF Accounts, TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF
Life Funds; Managing Director, Associate General Counsel and Assistant Secretary
of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director of Nuveen, LLC and of TIAA.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-NAT-0324P 3543976-INV-Y-05/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Bond Funds
Mutual Funds
Nuveen Municipal
March 31, 2024
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen High Yield Municipal Bond Fund NHMAX NHCCX NHMFX NHMRX
Nuveen Short Duration High Yield Municipal Bond Fund NVHAX NVCCX — NVHIX
Nuveen Strategic Municipal Opportunities Fund NSAOX NSCOX — NSIOX

2
Table
of Contents
Important Notices 3
Portfolio Managers’ Comments 4
Risk Considerations and Dividend Information 8
About the Funds’ Benchmarks 9
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 10
Yields 18
Expense Examples 19
Report of Independent Registered Public Accounting Firm 21
Portfolios of Investments 22
Statement of Assets and Liabilities 273
Statement of Operations 275
Statement of Changes in Net Assets 276
Statement of Cash Flows 278
Financial Highlights 279
Notes to Financial Statements 285
Important Tax Information 302
Shareholder Meeting Report 303
Additional Fund Information 304
Glossary of Terms Used in this Report 305
Liquidity Risk Management Program 307
Annual Investment Management Agreement Approval Process 308
Trustees and Officers 315

Important Notices
3
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended September 30, 2024.
Portfolio Manager Updates
Effective April 10, 2023, Daniel Close, CFA, and Stephen Candido were added as portfolio managers of the Nuveen High Yield
Municipal Bond Fund and Nuveen Strategic Municipal Opportunities Fund. Effective April 10, 2023, Stephen Candido was added as a portfolio manager of the Nuveen Short Duration High Yield Municipal Bond Fund. Effective May 31, 2023, John Miller no longer serves as a portfolio manager of the Funds. There were no other changes to the portfolio management of the Funds during the reporting period.
Management Fees
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee listed within this report plus 0.1600%.
Refer to the Notes to Financial Statements within this report for further details on the Funds’ management fees.

4
Portfolio Managers’
Comments
Nuveen High Yield Municipal Bond Fund
Nuveen Short Duration High Yield Municipal Bond Fund
Nuveen Strategic Municipal Opportunities Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. The portfolio managers for the Nuveen High Yield Municipal Bond Fund are Daniel Close, CFA, and
Stephen Candido, CFA. The portfolio managers for the Nuveen Short Duration High Yield Municipal Bond Fund are Timothy Ryan,
CFA, Steven Hlavin, and Stephen Candido, CFA. The portfolio managers for the Nuveen Strategic Municipal Opportunities Fund are
Timothy Ryan, CFA, Daniel Close, CFA, and Stephen Candido, CFA.
Portfolio Manager Update
Effective April 10, 2023, Daniel Close, CFA, and Stephen Candido, CFA, were added as portfolio managers of the Nuveen
High Yield Municipal Bond Fund and the Nuveen Strategic Municipal Opportunities Fund. Effective April 10, 2023, Stephen
Candido, CFA, was added as a portfolio manager to the Nuveen Short Duration High Yield Municipal Bond Fund. Effective May
31, 2023, John Miller no longer serves as a portfolio manager of the Funds. There were no other changes to the Funds’ portfolio management teams.
Here the Funds’ portfolio managers review U.S. and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended March 31, 2024. For more information on the Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and market conditions during the twelve-month reporting period ended March 31,
2024?
The U.S. economy was relatively resilient amid persistent inflationary pressure and elevated interest rates during the twelve-month period ended March 31, 2024. Gross domestic product rose at an annualized rate of 1.6% in the first quarter of 2024, slowing from
3.4% in the fourth quarter of 2023 and 2.5% in 2023 as a whole (from the 2022 annual level to the 2023 annual level), according to the U.S. Bureau of Economic Analysis advance estimate.
Inflation and central banks’ responses to it impacted investor sentiment during the reporting period. The Federal Reserve (Fed)
raised the fed funds target rate to 5.25% to 5.50% in July 2023 and has maintained that level at subsequent meetings. During the reporting period, inflation rates continued to run hotter than the target levels set by the Fed and other major central banks, although price pressures moderated significantly from the post-pandemic highs in 2022. While the Fed’s rate hiking cycle (which began in March 2022) caused uncertainty, the Fed’s pause after July 2023 led to expectations that it would begin decreasing rates some time in 2024.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of March 2024, the unemployment rate was 3.8%, near its pre-
pandemic low, with monthly job growth continuing to moderate from the faster pace earlier in the post-pandemic recovery. The strong labor market and wage gains helped the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
Investors also continued to monitor government funding and deficits during the reporting period. The U.S. government avoided a default scenario after approving an increase to the debt ceiling limit in June 2023. At the same time, the potential for a government shutdown loomed but was ultimately avoided with funding resolutions passed in September and November 2023 and February
2024. Notably, in August 2023, ratings agency Fitch downgraded U.S. debt from AAA to AA+ based on concerns about the U.S.’s growing fiscal debt and reduced confidence in fiscal management.
The broad municipal bond market was impacted by interest rate volatility, economic uncertainty and shifting expectations about the
Fed’s monetary policy during the reporting period. Municipal yields rose across the maturity spectrum, despite a steep decline in
November-December 2023, when Treasury markets moved sharply to reassess the timing of potential Fed rate cuts and municipal yields followed in kind. The fourth quarter of 2023 saw one of the municipal bonds’ best rallies in several decades, which more than offset negative performance in much of the rest of the reporting period. Municipal credit fundamentals remained strong in the

5
reporting period, and reduced supply issuance continued to be met with healthy demand, which helped municipal credit spreads narrow. This drove stronger performance in bonds lower down the credit ratings spectrum relative to the highest rated paper.
Nuveen High Yield Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2024?
The Fund focuses on non-investment grade and unrated municipal bonds with a weighted average maturity of more than 10 years. A large team of credit analysts seeks value, targeting municipal bond market inefficiencies in pursuit of the Fund's primary goal of providing investors with a high level of tax-exempt income. The portfolio management team also aims to enhance yield by strategically using leverage through inverse floating rate securities. Inverse floating rate securities, sometimes referred to as
“inverse floaters,” are the residual interest in a tender option bond (TOB) trust. These securities can be used for a variety of reasons, including duration management, income and total return enhancement.
During the twelve-month reporting period, the portfolio management team unwound the Fund’s derivative positions in order to better mitigate basis risk and transition to a more cash-based portfolio management approach. As of the end of the reporting period, the Fund owned no interest rate derivatives. The interest rate futures and credit default swaps that were in the Fund over the reporting period had a negligible impact on relative performance. With interest rates elevated during the reporting period, the portfolio management team opportunistically reduced the Fund’s leverage while simultaneously embracing opportunities to improve book yields on its remaining TOBs. The portfolio management team also sought to rebuild some of the Fund’s liquidity by selling certain lower yielding positions and reinvesting the proceeds into more liquid high yield or lower investment grade bonds.
How did the Fund perform during the twelve-month reporting period ended March 31, 2024?
The Class A Shares of the Nuveen High Yield Municipal Bond Fund underperformed the S&P Municipal Yield Index for the twelve-month reporting period ended March 31, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Yield Index.
During the reporting period, the primary detractor from the Fund’s relative performance was individual security selection in underperforming project finance bonds, especially those of Puerto Rico Electric Power Authority (PREPA). These bonds underperformed given the issuer’s ongoing debt restructuring. Sector allocation also detracted from relative performance, particularly the Fund’s exposure to certain public power and transportation bonds. Additionally, unfavorable credit quality positioning, especially an overweight to AA rated credit bonds, detracted from relative performance.
Partially offsetting the Fund’s underperformance was favorable duration positioning, especially an overweight to the front end of the yield curve. Also adding relative value was an overweight to land secured special-tax bonds, which outperformed in a strong housing market. In addition, an equity holding in Vistra Vision and its predecessor Energy Harbor contributed. The Fund received
Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy
Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra named Vistra Vision. In connection with the transaction, Nuveen Funds and accounts received a combination of cash and shares in Vistra Vision. As Nuveen anticipated, these shares were issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
Impact of the Nuveen High Yield Municipal Bond Fund’s Leveraging Strategy on Performance
One important factor impacting the returns of the Nuveen High Yield Municipal Bond Fund relative to its benchmark was the Fund’s use of leverage through its investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Fund uses leverage because research has shown that, over time, it can provide opportunities for additional income.
In general, such opportunities arise when the short-term rates that the Fund pays on its leveraged instruments are lower than the interest the Fund earns on its portfolio of long-term bonds purchased with the proceeds of that leverage. However, use of leverage also exposes the Fund to additional price volatility. When the Fund uses leverage, it will experience a greater increase in its net asset value (NAV) if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its NAV if the bonds acquired through leverage decline in value, making the Fund’s NAV more volatile, and its total return performance more variable, over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and will typically increase when short-term interest rates

Portfolio Managers’ Comments
(continued)
6
decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are higher than their all-time lows after the 2007-2009 financial crisis, which has contributed to a reduction in net income and long-term total return potential, leverage nevertheless continues to provide the opportunity for incremental income. The portfolio management team believes that the potential benefits from leverage continue to outweigh the associated increase in risk and volatility previously described. As of March 31, 2024, the effective leverage was 24.0%, which is within the Fund’s expected range and is regularly monitored.
The Fund’s use of leverage through inverse floating rate securities contributed to relative performance over this reporting period.
The Fund's use of leverage was accretive to overall fund income.
Nuveen Short Duration High Yield Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2024?
The Fund seeks high current income exempt from regular federal income taxes by investing in municipal bonds, a substantial portion of which may be rated below investment grade, while maintaining a weighted average effective portfolio duration of less than 4.5 years. The Fund may opportunistically employ leverage through the use of inverse floating rate securities. Inverse floating rate securities, sometimes referred to as “inverse floaters,” are the residual interest in a tender option bond (TOB) trust. These securities can be used for a variety of reasons, including duration management, income and total return enhancement.
During the reporting period, the portfolio management team took advantage of the more favorable yield environment to reset embedded yields higher in the Fund’s portfolio. This entailed exchanging existing holdings for similarly structured bonds offering better yields. In addition, to increase the portfolio’s duration, the portfolio management team redeployed new investment proceeds into longer-duration bonds.
How did the Fund perform during the twelve-month reporting period ended March 31, 2024?
The Class A Shares of the Nuveen Short Duration High Yield Municipal Bond Fund outperformed the S&P Municipal Short Duration
Yield Index for the twelve-month reporting period ended March 31, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Short Duration Yield Index.
During the reporting period, the primary contributor to the Fund’s relative performance was favorable credit quality positioning, particularly an overweight to non-rated bonds. Favorable security selection also added value, including outperforming positions in
PureCycle Technologies and Brightline Passenger Rail. Another favorable contributor was sector positioning, especially overweights to the outperforming land secured, higher education and senior living sectors. In addition, an equity holding in Vistra Vision and its predecessor Energy Harbor contributed. The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-carbon energy sources. On March 6, 2023,
Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra named Vistra Vision. In connection with the transaction, Nuveen Funds and accounts received a combination of cash and shares in Vistra Vision. As Nuveen anticipated, these shares were issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
Partially offsetting the Fund’s outperformance was unfavorable duration positioning. A few individual securities also detracted from relative performance, including Fulcrum Sierra BioFuels, KDC Agribusiness and certain proton therapy facilities.
As interest rates generally rose during the reporting period, the Fund’s use of short U.S. Treasury futures to manage the portfolio’s duration and hedge against rising interest rates also contributed to relative outperformance.
Nuveen Strategic Municipal Opportunities Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2024?
The Fund is managed using a research-driven strategy that seeks attractive total return and tax-exempt income by capitalizing on opportunities as markets change, with the ability to invest across any credit quality or maturity.

7
During the reporting period, the portfolio management team’s primary strategic focus was on engaging in relative value trades, seeking to add value through duration and credit opportunities.
How did the Fund perform during the twelve-month reporting period ended March 31, 2024?
The Class A Shares of the Nuveen Strategic Municipal Opportunities Fund outperformed the S&P Municipal Bond Index for the twelve-month reporting period ended March 31, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Index.
During the reporting period, the primary contributor to the Fund’s relative performance was credit exposure, especially an overweight to below investment grade bonds and underweights to high quality bonds (rated AAA and AA). The Fund’s overweight to revenue bond sectors, including transportation and health care, and underweights to state and local tax-supported sectors also contributed to relative performance. Individual security selection also contributed, especially strong performing positions in
Brightline Passenger Rail and Vistra Vision and its predecessor Energy Harbor. The Fund received Energy Harbor common stock in
2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra named
Vistra Vision. In connection with the transaction, Nuveen Funds and accounts received a combination of cash and shares in Vistra
Vision. As Nuveen anticipated, these shares were issued in a private transaction and may have reduced secondary market liquidity.
For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
Partially offsetting the Fund’s outperformance was an underweight to lower-coupon bonds, which outperformed. Security selection also detracted from relative performance, particularly in Puerto Rico Electric Power Authority (PREPA), Fulcrum Sierra BioFuels and
KDC Agribusiness. PREPA underperformed given the issuer’s ongoing debt restructuring.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard &
Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings;
BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

8
Risk Considerations and Dividend
Information
Risk Considerations
Nuveen High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Short Duration High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Strategic Municipal Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The use of derivatives involves substantial financial risks and transaction costs. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. The Fund periodically engages in a significant amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk. These and other risk considerations, such as alternative minimum tax, call, defaulted bond, income, municipal bond market liquidity, municipal lease obligations, other investment companies, political and economic, tax, and zero coupon bonds risks, are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund (except for Nuveen High Yield Municipal Bond Fund) during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/ or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s
Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.

About the Funds’ Benchmarks
9
Lipper General & Insured Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper High Yield Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper High Yield Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Short Duration Municipal Yield Index:
An index that consists of bonds maturing in one month to 12 years and is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade,
20% are rated BBB/Baa, 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

10
Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s
Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B,
CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen High Yield Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
March 31, 2024
11
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically con-
vert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the perfor-
mance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2024
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 6/07/99 4.21% 1.94% 4.44% 1.63%
Class A at maximum Offering Price 6/07/99 (0.14)% 1.08% 4.00% —
S&P Municipal Yield Index — 7.80% 3.00% 4.48% —
Lipper High Yield Municipal Debt Funds Classification Average — 5.88% 1.66% 3.44% —
Class C at NAV 2/10/14 3.32% 1.12% 3.78% 2.43%
Class C at maximum Offering Price 2/10/14 3.32% 1.12% 3.78% —
Class I 6/07/99 4.35% 2.15% 4.66% 1.43%
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class R6 6/30/16 4.39% 2.17% 2.99% 1.39%
Effective Leverage Ratio 23.97%

12
Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries March 31, 2024
(continued)
Growth of an Assumed $10,000 Investment as of March 31, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

13
Holdings Summaries as of March 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 116.3%
Common Stocks 7.8%
Corporate Bonds 0.2%
Variable Rate Senior Loan
Interests 0.0%
Repurchase Agreements 4.0%
Other Assets & Liabilities, Net 2.7%
Floating Rate Obligations (31.0)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.5%
AAA 1.5%
AA 16.1%
A 13.9%
BBB 6.2%
BB or Lower 7.8%
N/R (not rated) 47.9%
N/A (not applicable) 6.1%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 27.7%
Transportation 16.8%
Education and Civic
Organizations 9.8%
Health Care 9.1%
Tax Obligation/General 7.3%
Utilities 6.3%
Other 13.7%
Common Stocks 6.1%
Corporate Bonds 0.1%
Variable Rate Senior Loan
Interests 0.0%
Repurchase Agreements 3.1%
Total 100%
States and Territories
1
(% of total municipal bonds)
Florida 14.7%
New York 10.9%
Colorado 9.6%
California 9.5%
Illinois 7.6%
Texas 7.3%
Wisconsin 5.7%
Puerto Rico 5.2%
Ohio 2.4%
Georgia 2.0%
Arizona 1.8%
District of Columbia 1.7%
Pennsylvania 1.6%
Michigan 1.4%
Alabama 1.4%
Other 17.2%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

14
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
March 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Short Duration Municipal Yield Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class
C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class
C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such peri-
ods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2024
Growth of an Assumed $10,000 Investment as of March 31, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 2/01/13 5.82% 2.26% 3.46% 0.92%
Class A at maximum Offering Price 2/01/13 3.18% 1.74% 3.19% —
S&P Short Duration Municipal Yield Index — 5.14% 2.86% 3.57% —
Lipper High Yield Municipal Debt Funds Classification Average — 5.88% 1.66% 3.44% —
Class C at NAV 2/10/14 4.95% 1.43% 2.80% 1.72%
Class C at maximum Offering Price 2/10/14 4.95% 1.43% 2.80% —
Class I 2/01/13 6.01% 2.46% 3.67% 0.72%
Effective Leverage Ratio 5.73%

15
Holdings Summaries as of March 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 94 .9%
Common Stocks 7 .7%
Corporate Bonds 0 .2%
Variable Rate Senior Loan
Interests 0 .0%
Other Assets & Liabilities, Net 2.3%
Borrowings 0.0%
Floating Rate Obligations (5.1)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.1%
AAA 0.2%
AA 3.0%
A 7.7%
BBB 6.6%
BB or Lower 13.2%
N/R (not rated) 61.8%
N/A (not applicable) 7.4%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 28.7%
Transportation 13.6%
Education and Civic
Organizations 13.4%
Utilities 9.8%
Long-Term Care 7.4%
Health Care 5.7%
Industrials 4.0%
Other 9.7%
Common Stocks 7.5%
Corporate Bonds 0.2%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
Florida 24.5%
Texas 10.6%
Colorado 9.2%
Wisconsin 6.5%
California 5.4%
Illinois 4.7%
Ohio 4.1%
Alabama 3.7%
Arizona 3.4%
New York 2.9%
Pennsylvania 2.6%
Puerto Rico 2.0%
Minnesota 2.0%
Georgia 1.5%
Louisiana 1.4%
Other 15.5%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

16
Nuveen Strategic Municipal Opportunities Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
March 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2024
Growth of an Assumed $10,000 Investment as of March 31, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
March 31, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class A at NAV 12/16/14 5.95% 1.95% 3.33% 0.83%
Class A at maximum Offering Price 12/16/14 2.77% 1.33% 2.99% —
S&P Municipal Bond Index — 3.34% 1.66% 2.30% —
Lipper General & Insured Municipal Debt Funds Classification
Average — 3.96% 1.29% 2.00% —
Class C at NAV 12/16/14 5.10% 1.13% 2.62% 1.63%
Class C at maximum Offering Price 12/16/14 5.10% 1.13% 2.62% —
Class I 12/16/14 6.14% 2.14% 3.52% 0.62%
Effective Leverage Ratio 0.78%

17
Holdings Summaries as of March 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 90 .8%
U.S. Government and Agency
Obligations 5 .8%
Common Stocks 2 .0%
Corporate Bonds 0 .7%
Variable Rate Senior Loan
Interests 0 .0%
Short-Term Municipal Bonds 0 .7%
Other Assets & Liabilities, Net 0.8%
Floating Rate Obligations (0.8)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 1.2%
AA 20.5%
A 20.3%
BBB 10.2%
BB or Lower 10.2%
N/R (not rated) 35.5%
N/A (not applicable) 2.1%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 24.4%
Transportation 16.8%
Utilities 12.6%
Education and Civic
Organizations 9.3%
Tax Obligation/General 7.7%
Health Care 7.6%
Other 13.1%
U.S. Government and Agency
Obligations 5.8%
Common Stocks 2.0%
Corporate Bonds 0.7%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 14.0%
Colorado 13.0%
Florida 10.5%
California 6.7%
Illinois 6.2%
Texas 5.6%
Puerto Rico 4.7%
Wisconsin 3.6%
Alabama 3.6%
Pennsylvania 2.9%
Arizona 2.8%
Michigan 2.3%
Indiana 2.1%
Ohio 1.9%
Tennessee 1.9%
Other 18.2%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

18
Yields
as of March 31, 2024
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 4.84% 4.25% 5.29% 5.25%
SEC 30-Day Yield 4.19% 3.59% 4.60% 4.59%
Taxable-Equivalent Yield (40.8%)
2
6.86% 5.88% 7.53% 7.52%
Nuveen Short Duration High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 4.05% 3.42% 4.41%
SEC 30-Day Yield 4.01% 3.38% 4.36%
Taxable-Equivalent Yield (40.8%)
2
6.58% 5.55% 7.16%
Nuveen Strategic Municipal Opportunities Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3.85% 3.18% 4.20%
SEC 30-Day Yield 3.74% 3.11% 4.10%
Taxable-Equivalent Yield (40.8%)
2
6.00% 4.99% 6.57%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.

Expense
Examples
19
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended March 31, 2024.
The beginning of the period is October 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen High Yield Municipal Bond Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,116.60 $ 1,111.60 $ 1,117.10 $ 1,116.90
Expenses Incurred During the Period $ 10.85 $ 15.05 $ 9.63 $ 9.79
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,014.73 $ 1,010.73 $ 1,015.91 $ 1,015.73
Expenses Incurred During the Period $ 10.33 $ 14.33 $ 9.17 $ 9.32
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 2.05%, 2.85%, 1.82% and 1.85% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Short Duration High Yield Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,075.40 $ 1,070.90 $ 1,077.40
Expenses Incurred During the Period $ 5.55 $ 9.68 $ 4.52
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.64 $ 1,015.63 $ 1,020.63
Expenses Incurred During the Period $ 5.40 $ 9.42 $ 4.39
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.07%, 1.87% and 0.87% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Expense Examples
(continued)
20
Nuveen Strategic Municipal Opportunities Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,095.30 $ 1,089.80 $ 1,095.10
Expenses Incurred During the Period $ 4.14 $ 8.31 $ 3.09
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.06 $ 1,017.06 $ 1,022.06
Expenses Incurred During the Period $ 3.99 $ 8.02 $ 2.98
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
21
To the Board of Trustees of Nuveen Municipal Trust and Shareholders of Nuveen High Yield
Municipal Bond Fund, Nuveen Short Duration High Yield Municipal Bond Fund and Nuveen
Strategic Municipal Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen High Yield Municipal Bond Fund, Nuveen Short Duration High Yield Municipal Bond Fund and Nuveen
Strategic Municipal Opportunities Fund (three of the funds constituting Nuveen Municipal Trust, hereafter collectively referred to as the "Funds") as of March 31, 2024, the related statements of operations for the year ended March 31,
2024, the statement of cash flows for Nuveen High Yield Municipal Bond Fund for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of each of their operations for the year then ended, for the Nuveen High Yield Municipal Bond Fund, the results of its cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, portfolio company, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
May 28, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

22
Nuveen High Yield Municipal Bond Fund
Portfolio of Investments March 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 124.3%
X –
MUNICIPAL BONDS - 116 .3 % X 18,807,323,678
Alabama - 1.7%
$ 2,917 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding
Taxable Series 2017C, 1.000%, 9/01/37, 144A
4/24 at 100.00 $ 29
16,000 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37, 144A
9/27 at 100.00 11,200,000
3,398 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37, 144A
9/27 at 100.00 2,378,353
10,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 10,073,306
13,960 (d) Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46, (UB)
5/26 at 100.00 14,178,207
Birmingham Special Care Facilities Financing Authority, Alabama, Revenue
Bonds, Methodist Home for the Aging, Refunding Series 2015-1
:
1,350 5.750%, 6/01/35 6/26 at 100.00 1,327,000
2,500 5.750%, 6/01/45 6/26 at 100.00 2,256,609
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 1,823,858
76,625 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 79,357,494
20,370 (d) Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
4.000%, 6/01/45, (UB)
6/30 at 100.00 19,585,172
4,600 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 4.000%, 2/01/46
8/31 at 100.00 4,177,312
Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024
:
4,440 5.250%, 10/01/49 10/33 at 100.00 4,775,057
3,190 5.500%, 10/01/53 10/33 at 100.00 3,479,081
32,835 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 29,630,823
15,000 (d) Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32), (UB)
1/32 at 100.22 16,047,774
10,000 (d) Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Refunding Series 2024B, 5.000%, 6/01/49, (Mandatory
Put 5/01/32), (UB)
2/32 at 100.17 10,730,505
3,000 Talladega, Alabama, Water and Sewer Revenue Warrants, Series 2021A,
3.000%, 9/01/51 - AGM Insured
9/31 at 100.00 2,227,272
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
777 4.500%, 5/01/32, 144A 5/29 at 100.00 781,386
54,420 5.250%, 5/01/44, 144A 5/29 at 100.00 54,948,522
Total Alabama 268,977,760

23
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alaska - 0.1%
$ 10,760 (d) Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 4.000%, 11/01/52, (UB)
11/32 at 100.00 $ 10,205,498
Total Alaska 10,205,498
Arizona - 2.1%
6,010 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 6,094,837
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Franklin Phonetic Charter School Project, Refunding
Series 2017
:
580 5.500%, 7/01/37, 144A 7/27 at 100.00 580,628
1,390 5.750%, 7/01/47, 144A 7/27 at 100.00 1,374,054
1,505 5.875%, 7/01/52, 144A 7/27 at 100.00 1,499,697
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A
:
700 6.000%, 11/01/37, 144A 11/27 at 100.00 629,045
3,850 6.250%, 11/01/50, 144A 11/27 at 100.00 3,286,997
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B
:
1,280 5.125%, 7/01/47, 144A 7/27 at 100.00 1,248,485
565 5.250%, 7/01/51, 144A 7/27 at 100.00 554,512
3,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022, 5.250%,
7/01/52, 144A
7/32 at 100.00 2,939,162
5,440 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus Project,
Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 5,091,792
2,260 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 5.500%, 12/15/48, 144A
12/26 at 100.00 2,268,792
3,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A
7/26 at 100.00 3,179,181
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada - Sloan Canyon Campus Project,
Series 2020A-2
:
6,145 6.000%, 9/15/38, 144A 4/24 at 105.00 6,447,343
20,060 6.150%, 9/15/53, 144A 4/24 at 105.00 20,824,324
1,400 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds - Pensar Academy Project, Series 2020, 5.000%,
7/01/45, 144A
7/28 at 100.00 1,278,427
33,925 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57, 144A
12/31 at 100.00 25,331,519
37,730 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 29,705,829
2,450 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series 2020A,
3.000%, 9/01/50
9/30 at 100.00 1,792,522
10,000 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Greenville University, Series 2022, 6.500%, 11/01/53, 144A
11/32 at 100.00 10,230,010

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
24
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 11,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
6/28 at 100.00 $ 11,685,609
3,970 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45
2/30 at 100.00 3,161,504
22,350 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 17,182,671
9,573 (c) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A
7/27 at 100.00 7,371,262
2,000 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 1,815,838
Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014
:
655 5.000%, 7/15/29, 144A 7/24 at 100.00 658,318
650 5.000%, 7/15/33, 144A 7/24 at 100.00 653,767
750 5.000%, 7/15/38, 144A 7/24 at 100.00 753,569
1,056 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%,
7/01/39, 144A
7/24 at 100.00 1,056,050
2,055 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 2,
Series 2015, 5.000%, 7/01/39, 144A
7/25 at 100.00 1,963,243
7,700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 6,815,952
1,655 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Villa Montessori, Inc Project, Series 2023A, 5.500%,
7/01/53
7/32 at 100.00 1,668,350
2,685 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%,
10/01/51, 144A
10/27 at 103.00 2,698,085
4,100 (d) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41, (UB)
1/28 at 100.00 4,090,936
180 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.300%, 7/15/25
4/24 at 100.00 172,888
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A
:
3,000 6.500%, 7/01/34, 144A 7/24 at 100.00 3,017,427
10,000 6.750%, 7/01/44, 144A 7/24 at 100.00 10,044,644
8,980 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016,
5.400%, 10/01/36
10/25 at 101.00 7,217,324
1,675 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010,
6.625%, 4/01/40
4/24 at 100.00 1,674,805
Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014
:
1,000 7.000%, 5/01/34 5/24 at 100.00 1,001,512
1,800 7.250%, 5/01/44 5/24 at 100.00 1,802,717
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Champion Schools Project, Series 2017
:
2,870 6.000%, 6/15/37, 144A 6/26 at 100.00 2,751,127
4,865 6.125%, 6/15/47, 144A 6/26 at 100.00 4,425,976

25
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
$ 3,445 5.250%, 7/01/36 7/26 at 100.00 $ 3,460,339
5,700 5.375%, 7/01/46 7/26 at 100.00 5,579,871
6,830 5.500%, 7/01/51 7/26 at 100.00 6,697,055
13,805 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51, 144A
7/26 at 103.00 13,887,380
1,465 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019,
5.000%, 7/01/49, 144A
7/26 at 100.00 1,375,036
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, LEAD Charter School Project, Series 2014
:
1,860 6.750%, 3/01/34 4/24 at 100.00 1,860,661
4,990 8.750%, 3/01/44 4/24 at 100.00 4,998,018
11,315 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50, 144A
2/28 at 100.00 11,647,047
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020
:
1,260 5.000%, 6/15/35, 144A 6/28 at 100.00 1,250,312
5,115 5.250%, 6/15/50, 144A 6/28 at 100.00 4,757,407
2,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/50, 144A
6/28 at 100.00 1,793,052
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019
:
685 5.125%, 7/01/39 7/25 at 100.00 659,341
1,050 5.250%, 7/01/49 7/25 at 100.00 975,151
5,770 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools - Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 5,764,834
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
80 5.250%, 12/01/28 No Opt. Call 83,709
21,530 5.500%, 12/01/37, 144A No Opt. Call 22,854,297
16,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 12,463,277
7,505 Sierra Vista Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, AmeriSchools Academy Project, Series 2022, 6.000%,
6/15/57, 144A
6/29 at 103.00 7,472,048
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A
:
2,140 6.000%, 10/01/37, 144A 10/27 at 100.00 1,522,009
2,665 6.125%, 10/01/47, 144A 10/27 at 100.00 1,667,217
3,085 6.125%, 10/01/52, 144A 10/27 at 100.00 1,867,346
4,340 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Series 2012, 5.125%, 3/01/42, 144A
4/24 at 100.00 4,155,831
Total Arizona 334,831,968

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
26
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arkansas - 0.8%
$ 9,440 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 $ 9,649,377
13,250 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 13,764,741
44,780 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 44,376,514
53,585 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 53,670,967
15,000 (d) Springdale, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Improvement Series 2023B, 4.125%, 8/01/50 - BAM Insured, (UB)
2/30 at 100.00 14,746,410
Total Arkansas 136,208,009
California - 11.0%
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C
:
9,400 (d),(e) 0.000%, 10/01/49 - AGM Insured 10/37 at 100.00 5,262,946
15,440 (d),(e) 0.000%, 10/01/52 - AGM Insured 10/37 at 100.00 8,509,064
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B
:
23,750 5.300%, 10/01/47 10/37 at 100.00 13,238,466
5,720 (e) 0.000%, 10/01/48 10/37 at 100.00 3,174,137
20,430 5.375%, 10/01/49 10/37 at 100.00 11,288,253
11,890 (e) 0.000%, 10/01/50 10/37 at 100.00 6,529,119
1,985 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/35 - AGM
Insured
No Opt. Call 1,371,879
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A
:
300 5.250%, 3/01/36 3/26 at 100.00 304,567
9,075 5.000%, 3/01/41 3/26 at 100.00 9,025,646
10,900 5.000%, 3/01/46 3/26 at 100.00 10,434,557
1,700 (e) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42
5/40 at 100.00 1,326,625
1,835 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011, 9.750%, 5/01/38
4/24 at 100.00 1,842,392
8,990 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30), (UB)
1/30 at 100.19 9,676,403
15,000 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32), (UB)
1/32 at 100.21 16,160,723
8,580 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 7,076,019
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 1,580,453
26,270 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 18,787,847

27
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 $ 777,247
13,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56,
144A
2/31 at 100.00 10,952,835
4,495 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50, 144A
8/32 at 100.00 3,350,306
13,305 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 11,069,175
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Fresno County Tobacco Funding Corporation,
Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46
4/24 at 24.27 2,423,537
14,700 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo,
Series 2007A, 0.000%, 6/01/57
4/24 at 15.28 2,243,352
60,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
4/24 at 28.51 16,536,864
28,600 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46
4/24 at 27.75 7,925,177
8,325 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 1,918,249
2,500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 1,911,574
32,120 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 33,364,689
California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A
:
39,495 (d) 4.000%, 8/15/48, (UB) 8/31 at 100.00 38,701,585
29,910 (d) 4.000%, 8/15/48 - BAM Insured, (UB) 8/31 at 100.00 29,963,243
26,000 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44
11/27 at 100.00 26,083,632
12,500 (d) California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB)
11/27 at 100.00 12,540,207
540 (d) California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 7.593%, 8/15/43, 144A, (IF)
8/24 at 100.00 545,941
3,335 (d) California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB)
8/25 at 100.00 3,373,206
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 1,335,819
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
4/24 at 101.00 1,500,213
California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A
:
640 5.500%, 6/01/38, 144A 6/26 at 100.00 646,177
1,595 5.500%, 6/01/48, 144A 6/26 at 100.00 1,599,197

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
28
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,550 5.500%, 6/01/53, 144A 6/26 at 100.00 $ 1,550,498
6,800 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/46, 144A
6/26 at 100.00 6,500,867
2,000 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44
4/24 at 101.00 1,952,394
1,680 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49, 144A
8/24 at 100.00 1,684,755
830 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45, 144A
8/26 at 100.00 846,211
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 1,272,459
7,815 California Municipal Finance Authority, Revenue Bonds, American Musical
and Dramatic Academy Inc., Series 2023A, 7.250%, 7/01/53
7/33 at 100.00 8,150,325
California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2012A
:
500 6.625%, 1/01/32, 144A 4/24 at 100.00 491,935
515 6.875%, 1/01/42, 144A 4/24 at 100.00 491,978
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
5.000%, 1/01/35
1/25 at 100.00 1,093,227
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured, (AMT)
6/28 at 100.00 948,430
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 7,124,080
3,720 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022A, 5.250%, 9/01/52
9/29 at 103.00 3,803,702
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series 2022,
5.250%, 9/01/52
9/29 at 103.00 2,205,616
5,600 (c) California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A
No Opt. Call 336,000
2,000 California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT), 5.000%, 7/01/38, (AMT), 144A
7/33 at 100.00 2,158,022
3,310 (c) California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A
4/24 at 102.00 331,000
5,000 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 11/21/45, (AMT), 144A
7/24 at 100.00 5,003,188
7,910 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 6,779,819
California Public Finance Authority, Charter School Lease Revenue Bonds,
Laverne Elementary Preparatory Academy Project, Series 2019A
:
870 5.000%, 6/15/39, 144A 4/24 at 100.00 842,037
1,000 5.000%, 6/15/49, 144A 4/24 at 100.00 920,673
California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A
:
2,055 6.125%, 6/15/37 6/27 at 100.00 2,099,900
3,025 6.250%, 6/15/47 6/27 at 100.00 3,068,351

29
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 20,000 (d) California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 4.000%, 8/01/47, (UB)
2/28 at 100.00 $ 19,965,036
1,800 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A, 5.500%, 7/01/50,
144A
7/33 at 105.00 1,846,410
California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A
:
2,350 5.000%, 7/01/36, 144A 7/26 at 100.00 2,375,687
2,360 5.000%, 7/01/46, 144A 7/26 at 100.00 2,364,289
2,755 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A, 5.000%,
6/01/42, 144A
6/26 at 100.00 2,646,738
6,930 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 6,919,227
730 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B,
6.000%, 6/01/31, 144A
6/28 at 102.00 663,994
California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A
:
2,010 5.000%, 6/01/42, 144A 6/26 at 100.00 1,691,114
1,100 5.000%, 6/01/52, 144A 6/26 at 100.00 871,375
California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series 2021A
:
500 4.000%, 6/01/51, 144A 6/31 at 100.00 373,224
1,390 4.000%, 6/01/61, 144A 6/31 at 100.00 982,761
California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A
:
5,545 5.750%, 6/01/42 6/26 at 100.00 5,617,524
5,065 5.875%, 6/01/52 6/26 at 100.00 5,119,257
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%,
6/01/49, 144A
6/26 at 100.00 958,501
8,810 California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A, 7.500%, 6/15/63, 144A
6/31 at 102.00 9,073,736
California School Finance Authority, Charter School Revenue Bonds, Arts
in Action Charter Schools - Obligated Group, Series 2020A
:
1,175 5.000%, 6/01/40, 144A 6/27 at 100.00 938,908
1,850 5.000%, 6/01/50, 144A 6/27 at 100.00 1,371,637
2,930 California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A
6/26 at 100.00 2,721,204
California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017
:
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 1,280,362
4,825 6.500%, 7/01/50, 144A 7/27 at 100.00 4,897,673
1,680 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A
5/27 at 100.00 1,687,166
1,165 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43, 144A
6/27 at 100.00 1,172,368
6,865 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy - Obligated Group, Series 2021A, 4.000%,
6/01/41, 144A
6/27 at 100.00 5,663,261

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
30
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Obligated Group, Series 2021A
:
$ 3,000 4.000%, 6/01/51, 144A 6/27 at 100.00 $ 2,252,502
1,185 4.000%, 6/01/61, 144A 6/27 at 100.00 843,206
California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A
:
800 4.000%, 6/01/51 6/31 at 100.00 580,887
1,300 4.000%, 6/01/61 6/31 at 100.00 890,490
10,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools - Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 8,780,776
California School Finance Authority, Charter School Revenue Bonds, Valley
International Preparatory High School Project, Series 2022A
:
4,810 5.125%, 3/01/52, 144A 3/31 at 100.00 3,625,177
3,750 5.250%, 3/01/62, 144A 3/31 at 100.00 2,773,577
California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Project, Series 2014A
:
1,205 5.750%, 6/01/34, 144A 6/24 at 100.00 1,208,322
2,390 6.000%, 6/01/44, 144A 6/24 at 100.00 2,394,645
1,300 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A
11/24 at 100.00 1,309,451
690 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.125%, 7/01/44, 144A
7/24 at 100.00 690,760
California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A
:
1,280 5.750%, 7/01/41, 144A 7/26 at 100.00 1,312,969
2,250 6.000%, 7/01/51, 144A 7/26 at 100.00 2,302,442
California State, General Obligation Bonds, Refunding Various Purpose
Series 2021
:
3,000 (d) 3.000%, 12/01/46 12/30 at 100.00 2,516,833
1,000 3.000%, 12/01/49 12/30 at 100.00 802,664
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
15,045 5.250%, 12/01/44 12/24 at 100.00 15,124,408
48,535 5.500%, 12/01/54 12/24 at 100.00 48,799,142
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
12,090 5.000%, 12/01/41, 144A 6/26 at 100.00 12,218,100
1,620 5.000%, 12/01/46, 144A 6/26 at 100.00 1,633,356
27,440 5.250%, 12/01/56, 144A 6/26 at 100.00 27,741,170
2,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 2,055,375
8,150 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46, 144A
6/26 at 100.00 8,156,061
California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A
:
3,245 5.375%, 9/01/35 9/25 at 100.00 3,321,863
3,285 5.625%, 9/01/45 9/25 at 100.00 3,340,750
2,665 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2022,
5.500%, 9/01/52
9/32 at 100.00 2,713,426

31
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,910 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
4/24 at 100.00 $ 1,869,890
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
22 (c),(f) 5.750%, 7/01/24 1/22 at 100.00 22,456
108 (c),(f) 5.750%, 7/01/30 1/22 at 100.00 108,243
162 (c),(f) 5.750%, 7/01/35 1/22 at 100.00 162,269
141 (c),(f) 5.500%, 7/01/39 1/22 at 100.00 140,539
28 (c),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 27,712
7,745 (d) Central Unified School District, Fresno County, California, General
Obligation Bonds, 2020 Election Series 2021A, 4.000%, 8/01/48 - AGM
Insured
8/31 at 100.00 7,708,341
5,360 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series 2019D,
4.000%, 8/01/49
8/28 at 100.00 5,365,126
500 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45, 144A
2/32 at 100.00 420,905
125 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
4/24 at 100.00 125,088
18,135 (d),(g) Cotati-Rohnert Park Unified School District, Sonoma County, California,
General Obligation Bonds, 2014 Election Series 2017A, 4.000%, 8/01/46,
(Pre-refunded 8/01/24) - BAM Insured, (UB)
8/26 at 100.00 17,900,208
1,000 County of Sacramento, California, McClellan Park Community Facilities
District No. 2004-1, Special Tax Bonds, Series 2017, 5.000%, 9/01/35
9/27 at 100.00 1,030,662
1,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 1,198,404
45,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 35,483,875
10,700 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 8,724,890
5,025 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 3,695,829
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 743,878
9,735 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 6,727,344
10,540 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 7,769,021
3,040 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 2,620,212
4,825 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 3,603,753

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
32
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,085 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Towne-Glendale, Mezzanine Lien Social Series 2022B,
5.000%, 9/01/37, 144A
9/32 at 100.00 $ 1,118,009
4,375 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 3,046,330
21,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 13,706,219
8,400 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 5,390,694
32,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 24,335,585
8,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 5,162,856
30 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 20,380
18,035 Downey Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 8/01/52
8/33 at 100.00 17,707,915
10,000 (d) Dublin Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020 Series 2023B, 4.125%, 8/01/49
8/33 at 100.00 10,131,411
3,460 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
9/24 at 100.00 3,503,667
2,295 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 2,213,145
2,500 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020 Series 2021A, 3.000%, 8/01/55
8/29 at 100.00 1,903,046
Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B
:
4,715 0.000%, 2/01/45 2/30 at 63.32 1,855,006
4,095 (d) 4.000%, 8/01/50 8/29 at 100.00 4,087,010
924,985 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 104,893,484
6,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 6,291,301
5,760 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Augusta Communities Mobile Home Park, Refunding
Series 2022A, 5.250%, 5/15/56
5/32 at 100.00 6,067,928
160 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
4/24 at 100.00 160,357
187,500 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
4/24 at 21.53 40,286,794
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019
:
1,945 5.400%, 9/01/38 9/26 at 103.00 1,991,939
3,095 5.500%, 9/01/43 9/26 at 103.00 3,144,573

33
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 4,830 5.600%, 9/01/49 9/26 at 103.00 $ 4,891,544
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019
:
1,945 5.500%, 9/01/43 9/26 at 103.00 1,976,153
3,665 5.600%, 9/01/49 9/26 at 103.00 3,711,699
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019
:
2,410 5.400%, 9/01/38 9/26 at 103.00 2,468,161
3,820 5.500%, 9/01/43 9/26 at 103.00 3,881,185
7,205 5.600%, 9/01/49 9/26 at 103.00 7,296,806
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019
:
835 5.400%, 9/01/38 9/26 at 103.00 855,151
1,335 5.500%, 9/01/43 9/26 at 103.00 1,356,383
2,515 5.600%, 9/01/49 9/26 at 103.00 2,547,046
5,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017, 4.000%, 8/01/47 - AGM
Insured
2/27 at 100.00 4,931,558
20,925 (d),(e) Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 - BAM
Insured, (UB)
8/42 at 100.00 14,380,918
32,355 (d) Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2017A, 4.000%,
8/01/45 - BAM Insured, (UB)
8/26 at 100.00 31,737,916
11,155 (d) Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2023C, 4.000%,
8/01/53
8/33 at 100.00 10,958,754
8,500 (d) Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2023C, 4.000%,
8/01/53, (UB)
8/33 at 100.00 8,350,463
1,765 (e) Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42
8/29 at 100.00 1,968,914
7,000 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT), (UB)
11/31 at 100.00 6,793,809
13,600 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2020C, 4.000%, 5/15/50,
(AMT), (UB)
5/30 at 100.00 12,976,452
10,000 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.000%, 5/15/47,
(AMT), (UB)
11/31 at 100.00 10,549,874
5,950 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT), (UB)
5/26 at 100.00 6,017,317
10,000 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018A, 5.250%,
5/15/48, (AMT), (UB)
5/28 at 100.00 10,353,545
7,500 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/49, (UB)
11/28 at 100.00 7,905,379
12,125 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 5.000%,
5/15/46, (AMT), (UB)
11/31 at 100.00 12,830,500

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
34
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,750 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 4.000%,
5/15/49, (AMT)
5/32 at 100.00 $ 1,676,296
1,065 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38
9/24 at 100.00 1,070,212
3,902 (c) Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005, 1.908%, 9/01/28
9/24 at 100.00 1,326,718
2,305 (e) Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51
8/37 at 100.00 1,714,251
970 (e) Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2013C,
0.000%, 8/01/43
8/38 at 100.00 704,873
Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002
:
1,230 0.000%, 12/01/31 - AMBAC Insured No Opt. Call 959,552
1,225 0.000%, 12/01/32 - AMBAC Insured No Opt. Call 921,571
11,265 (d) Pasadena Area Community College District, Los Angeles County,
California, General Obligation Bonds, 2022 Election Series 2023A-1,
4.000%, 8/01/52, (UB)
8/32 at 100.00 11,116,455
2,985 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call 1,015,325
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2
:
3,665 5.000%, 9/01/42 9/29 at 103.00 3,775,449
3,000 5.250%, 9/01/47 9/29 at 103.00 3,088,212
5,410 5.000%, 9/01/52 9/29 at 103.00 5,393,858
Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien
Series 2011E
:
7,100 0.000%, 12/01/41 No Opt. Call 3,320,520
7,075 0.000%, 12/01/42 No Opt. Call 3,138,508
7,050 0.000%, 12/01/43 No Opt. Call 2,971,776
5,600 0.000%, 12/01/44 No Opt. Call 2,241,397
20,000 (d) Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB)
6/31 at 100.00 19,266,448
Rocklin Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 2, Series 2007
:
550 0.000%, 9/01/36 - NPFG Insured No Opt. Call 351,779
660 0.000%, 9/01/37 - NPFG Insured No Opt. Call 399,007
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Ranch at Sierra Vista, Public Facilities Series 2023, 5.000%, 9/01/48
9/30 at 103.00 1,017,017
Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100
:
3,000 (d) 9.023%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call 4,728,455
2,500 (d) 9.023%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call 3,940,379
6,580 (d) 9.347%, 12/01/33 - AMBAC Insured, 144A, (IF) No Opt. Call 11,651,206
4,630 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/24 at 100.00 4,671,163
Sacramento, California, Special Tax Bonds, Community Facilities District
2018-01 Railyards, Improvements Series 2022
:

35
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 2,150 5.250%, 9/01/42, 144A 9/29 at 103.00 $ 2,235,237
4,000 5.250%, 9/01/47, 144A 9/29 at 103.00 4,114,829
2,250 5.375%, 9/01/52, 144A 9/29 at 103.00 2,313,567
4,924 San Bernardino City, California, Pension Obligation Bonds, Taxable Series
2020A, 6.750%, 12/15/46, 144A
6/29 at 100.00 4,969,602
1,800 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call 1,852,069
7,205 (d) San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.000%, 7/01/53, (AMT), (UB)
7/33 at 100.00 7,599,382
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B
:
2,900 (d) 4.000%, 7/01/44, (AMT), (UB) 7/29 at 100.00 2,804,090
12,840 (d) 5.000%, 7/01/49, (AMT), (UB) 7/29 at 100.00 13,236,138
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B
:
13,205 (d) 4.000%, 7/01/46, (AMT), (UB) 7/31 at 100.00 12,746,433
23,370 (d) 4.000%, 7/01/51 - AGM Insured, (AMT), (UB) 7/31 at 100.00 22,257,368
10,735 (d) 5.000%, 7/01/51, (AMT), (UB) 7/31 at 100.00 11,247,057
11,840 4.000%, 7/01/56, (AMT) 7/31 at 100.00 11,032,781
San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2022A
:
17,460 (d) 4.000%, 5/01/52, (AMT), (UB) 5/32 at 100.00 16,475,514
25,000 (d) 5.000%, 5/01/52, (AMT), (UB) 5/32 at 100.00 26,236,098
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A
:
12,765 (d) 5.000%, 5/01/44, (AMT), (UB) 5/29 at 100.00 13,260,138
17,000 (d) 5.000%, 5/01/49, (AMT), (UB) 5/29 at 100.00 17,502,251
7,500 (d) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/44,
(AMT), (UB)
5/24 at 100.00 7,502,597
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D
:
43,630 (d) 5.000%, 5/01/48, (AMT), (UB) 5/28 at 100.00 44,657,185
106,295 (d) 5.250%, 5/01/48, (AMT), (UB) 5/28 at 100.00 109,861,134
28,600 (d) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50,
(AMT), (UB)
5/29 at 100.00 29,420,588
4,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50,
(AMT)
5/29 at 100.00 4,114,768
9,290 (d) San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2022D-1, 4.000%,
8/01/47, (UB)
2/32 at 100.00 9,259,797
2,000 San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Facilities Increment Series 2022A, 5.000%, 9/01/52, 144A
9/32 at 100.00 1,923,793
San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D
:
2,750 0.000%, 8/01/26, 144A 4/24 at 89.95 2,466,052
8,905 0.000%, 8/01/31, 144A 4/24 at 70.51 6,260,199
17,120 0.000%, 8/01/43, 144A 4/24 at 38.64 6,594,845

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
36
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 20,035 (d),(e) San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 7/01/51
- BAM Insured, (UB)
9/41 at 100.00 $ 15,068,175
6,890 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
4/24 at 100.00 6,889,359
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
4/24 at 27.32 2,040,128
94,800 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Turbo Capital Appreciation Series 2007C,
0.000%, 6/01/56
4/24 at 13.62 10,177,482
10,000 (d) Sweetwater Union High School District, California, General Obligation
Bonds, Refunding Series 2016, 4.000%, 8/01/47 - BAM Insured, (UB)
2/26 at 100.00 9,922,580
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East
2012B, 5.250%, 9/01/42
4/24 at 100.00 4,003,124
Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017
:
2,265 5.500%, 9/01/27, 144A No Opt. Call 2,352,511
3,605 5.750%, 9/01/32, 144A 9/27 at 100.00 3,860,067
4,890 6.125%, 9/01/37, 144A 9/27 at 100.00 5,194,218
13,145 6.250%, 9/01/47, 144A 9/27 at 100.00 13,750,540
95,575 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%,
6/01/46
4/24 at 25.61 20,755,908
3,000 Triview Metropolitan District 4, El Paso County, California, Colorado,
General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48,
144A
4/24 at 103.00 3,012,608
3,000 Union Elementary School District, Santa Clara County, California, General
Obligation Bonds, Election of 2022, Series 2023A, 4.000%, 9/01/52
9/33 at 100.00 2,999,468
27,875 (d) University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/53, (UB)
5/32 at 100.00 27,594,460
4,000 Walnut Creek School District, Contra Costa County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 9/01/52
9/32 at 100.00 3,939,140
Total California 1,777,766,120
Colorado - 11.1%
2,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 1,703,295
464 Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%,
12/15/47
4/24 at 102.00 425,431
1,066 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 978,990
1,890 Arvada West Town Center Business Improvement District, Colorado,
General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39
12/25 at 100.00 1,896,449
2,290 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
9/25 at 103.00 2,192,191

37
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 129,889 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 $ 120,551,059
4,495 (d) Aurora, Colorado, Sewer Revenue Bonds, Pipeline Interceptor Project,
First Lien Series 2023, 4.000%, 8/01/53, (UB)
8/33 at 100.00 4,240,156
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
2,250 5.000%, 12/01/39 9/24 at 103.00 2,193,027
5,920 5.000%, 12/01/48 9/24 at 103.00 5,451,793
4,279 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 4,059,613
3,230 Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
4/24 at 103.00 3,253,891
2,195 Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
4/24 at 103.00 2,211,235
2,500 Banning Lewis Ranch Regional Metropolitan District, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.375%, 12/01/48
4/24 at 103.00 2,496,587
Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A
:
2,396 5.500%, 12/01/36 4/24 at 101.00 2,406,565
3,485 5.750%, 12/01/46 4/24 at 101.00 3,489,976
3,210 (e) Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 0.000%, 12/01/49, 144A
6/25 at 99.64 2,883,600
2,880 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 2,597,860
297 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020B-3, 8.000%, 12/15/50
12/25 at 103.00 233,512
865 Belleview Village Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020, 4.950%, 12/01/50
12/25 at 103.00 758,353
6,160 Bennett Crossing Metropolitan District, Bennett, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A-3, 6.125%, 12/01/49
6/25 at 103.00 6,172,991
3,250 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/41
3/26 at 103.00 3,021,597
1,690 Bent Grass Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.250%, 12/01/49, 144A
6/25 at 103.00 1,633,455
2,312 Berkley Shores Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A-3, 5.250%, 12/01/50
12/25 at 103.00 2,152,151
4,320 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 3,606,781

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
38
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 334 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
12/24 at 103.00 $ 314,661
1,785 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2019A,
5.000%, 12/01/49
12/24 at 103.00 1,680,632
18,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 14,322,500
1,910 Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Capital
Appreciation Series 2015, 6.000%, 12/01/44, 144A
12/24 at 100.00 1,890,654
1,405 Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B-3, 8.500%,
12/15/49
12/24 at 103.00 1,352,576
675 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47
4/24 at 102.00 643,189
9,375 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 7,706,745
7,075 (e) Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
(Convertible to Senior) Capital Appreciation (Convertible to Current
Interest), Limited Tax (Convertible to Unlimited Tax) Series, 0.000%,
12/01/48
6/24 at 85.96 5,188,634
Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
2,583 5.000%, 12/01/39 6/24 at 103.00 2,291,976
5,500 5.000%, 12/01/49 6/24 at 103.00 4,415,675
18,415 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 11,983,666
Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2018A
:
1,183 5.250%, 12/01/38 4/24 at 103.00 1,176,575
2,250 5.375%, 12/01/48 4/24 at 103.00 2,234,779
1,226 Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2018B, 7.625%, 12/15/46
4/24 at 103.00 1,196,886
1,441 Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams
County, Colorado, General Obligation Refunding and Improvement
Bonds, Series 2018B, 7.375%, 12/15/47
4/24 at 103.00 1,425,714
5,616 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
4/24 at 100.00 3,974,124
Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A
:
3,140 6.000%, 12/01/37 4/24 at 102.00 3,145,390
8,270 6.125%, 12/01/47 4/24 at 102.00 8,290,202

39
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 8,425 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
4/24 at 102.00 $ 8,132,738
6,602 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
4/24 at 100.00 4,567,173
3,425 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
4/24 at 102.00 3,429,614
2,997 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
4/24 at 102.00 2,884,128
3,162 Carousel Farms Metropolitan District, Town of Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A, 5.375%,
12/01/51
3/27 at 103.00 2,766,946
4,960 Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.500%, 12/01/47
4/24 at 103.00 4,938,621
4,495 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
4/24 at 103.00 4,306,218
21,270 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
4/24 at 102.00 19,784,567
12,875 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 11,891,541
6,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 6,148,805
3,851 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 3,834,197
1,276 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
4/24 at 101.00 1,251,246
1,375 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A-3, 5.000%, 12/01/47
12/25 at 103.00 1,250,320
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%,
12/01/50
12/25 at 103.00 1,339,739
1,035 City Center West Residential Metropolitan District 2, Greeley, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 967,694
1,000 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/50
12/26 at 103.00 844,369
2,250 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General
Obligation Limited Tax Bonds, Taxable Refunding Subordinate Series
2022B-1, 5.750%, 12/15/47 - BAM Insured
3/27 at 103.00 2,191,821
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017
:
4,350 5.375%, 10/01/37 10/27 at 100.00 3,943,687
8,925 5.500%, 10/01/47 10/27 at 100.00 7,789,678
6,625 5.625%, 10/01/52 10/27 at 100.00 5,900,695
1,350 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%,
7/01/46, 144A
7/25 at 100.00 1,325,557

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
40
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
4/24 at 100.00 $ 1,751,338
865 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%,
1/15/44
4/24 at 100.00 865,330
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 5.000%,
7/01/46, 144A
7/26 at 100.00 976,008
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
350 4.000%, 7/01/41, 144A 7/31 at 100.00 297,893
350 4.000%, 7/01/51, 144A 7/31 at 100.00 270,160
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014
:
2,025 5.125%, 7/01/34, 144A 7/24 at 100.00 2,027,454
3,150 5.375%, 7/01/44, 144A 7/24 at 100.00 3,151,348
2,700 5.500%, 7/01/49, 144A 7/24 at 100.00 2,701,167
7,745 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Thomas MacLaren State Charter School Project,
Refunding & Improvement Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 7,816,664
655 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
4/24 at 100.00 656,664
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding &
Improvement Series 2015
:
500 5.000%, 12/15/35, 144A 12/25 at 100.00 505,391
2,500 5.000%, 12/15/45, 144A 12/25 at 100.00 2,500,986
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds,Science Technology Engineering and Math School
Project, Refunding Series 2014
:
890 5.000%, 11/01/44 11/24 at 100.00 882,654
765 5.125%, 11/01/49 11/24 at 100.00 753,191
14,650 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43, (UB)
11/29 at 100.00 14,228,243
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
:
6,490 (d) 4.000%, 11/15/50, (UB) 11/31 at 100.00 6,193,826
7,130 (d) 3.000%, 11/15/51 11/31 at 100.00 5,345,399
12,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%,
8/01/43
4/24 at 100.00 11,998,442
4,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 3,485,666
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
5,000 (d) 5.000%, 8/01/44 8/29 at 100.00 5,221,185
45 4.000%, 8/01/49 8/29 at 100.00 41,910
4,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.250%, 11/01/52
11/32 at 100.00 4,402,645
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
:
6,000 (d) 5.000%, 5/15/47, (UB) 5/32 at 100.00 6,422,633

41
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 14,000 (d) 5.000%, 5/15/52, (UB) 5/32 at 100.00 $ 14,839,230
1,300 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
6.125%, 12/01/45, 144A
12/25 at 100.00 894,541
4,250 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
4/24 at 100.00 4,256,381
31,920 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
4/24 at 103.00 31,979,579
750 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Junior Lien Series 2018C,
12.500%, 12/15/38
4/24 at 103.00 740,685
1,109 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38
4/24 at 103.00 1,090,499
15,070 (e) Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Convertible Capital Appreciation Series
2019A-2, 0.000%, 12/01/48
6/24 at 99.88 14,522,539
1,996 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Series 2019B-2, 8.750%, 12/15/48
6/24 at 103.00 1,965,731
30,925 (e) Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Refunding
and Improvement Convertible Capital Appreciation Bonds, Series 2019A-
1, 0.000%, 12/01/47
6/24 at 94.26 27,192,059
13,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 12,292,348
3,715 (c) Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47
4/24 at 103.00 3,072,729
1,086 (c) Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47
4/24 at 103.00 850,578
18,000 (d) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A, 5.250%, 11/15/53, (UB)
11/33 at 100.00 19,862,514
17,000 (d) Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/46, (UB)
3/31 at 100.00 16,704,477
3,205 Colorado Tech Center Metropolitan District, Louisville, Colorado, General
Obligaiton Bonds, Series 2018, 6.000%, 12/01/47
No Opt. Call 3,030,005
1,495 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 1,344,779
1,125 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A-3,
5.250%, 12/01/51
9/26 at 103.00 1,028,545
4,420 Confluence Metropolitan District, Eagle County, Colorado, Limited Tax
Supported Revenue Bonds, Subordinate Series 2021B, 5.500%, 12/15/50
6/26 at 103.00 3,956,124
1,765 Constitution Heights Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020, 5.000%,
12/01/49
6/25 at 103.00 1,678,210
1,325 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 1,222,711

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
42
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 725 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 $ 715,085
Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A
:
1,910 5.125%, 12/01/37 4/24 at 102.00 1,912,606
4,600 5.250%, 12/01/47 4/24 at 102.00 4,549,117
3,880 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017B, 5.250%, 12/01/47
4/24 at 102.00 3,826,817
5,185 (c) Cornerstone Metropolitan District 2, Montrose and Ouray Counties,
Colorado, Limited Tax General Obligation Refunding Bonds, Series
2010A, 8.000%, 12/01/40
4/24 at 100.00 5,192,232
669 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.000%, 12/01/49
6/24 at 103.00 644,230
5,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 4,966,091
Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
:
4,060 5.625%, 12/01/38 4/24 at 103.00 4,048,420
9,665 5.750%, 12/01/48 4/24 at 103.00 9,645,823
1,630 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%,
12/15/48
4/24 at 103.00 1,580,572
2,375 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 2,379,533
4,535 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2015, 5.250%, 12/01/45
12/25 at 100.00 4,494,751
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
9,000 (d) 4.125%, 11/15/53, (AMT), (UB) 11/32 at 100.00 8,427,645
7,085 (d) 5.500%, 11/15/53, (AMT), (UB) 11/32 at 100.00 7,714,898
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A
:
8,200 (d) 5.000%, 12/01/43, (AMT), (UB) 12/28 at 100.00 8,458,613
28,210 (d) 4.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 26,468,509
18,500 (d) 5.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 18,952,216
6,000 (d) 5.250%, 12/01/48, (AMT), (UB) 12/28 at 100.00 6,222,054
15,000 (d) Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A, 4.000%, 8/01/51, (UB)
8/31 at 100.00 14,501,828
Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A
:
2,659 5.500%, 12/01/38 4/24 at 103.00 2,671,346
6,180 5.625%, 12/01/48 4/24 at 103.00 6,122,516
1,855 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2018B, 7.875%, 12/15/48
4/24 at 103.00 1,835,051
1,800 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 1,814,598

43
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 2,110 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series
2013, 5.375%, 12/01/42
4/24 at 100.00 $ 2,109,904
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Subordinate Convertible to Senior Limited Tax
Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46
4/24 at 100.00 495,170
1,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call 728,868
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
70 0.000%, 9/01/30 - NPFG Insured No Opt. Call 56,739
500 0.000%, 9/01/31 - NPFG Insured No Opt. Call 390,719
500 0.000%, 9/01/33 - NPFG Insured No Opt. Call 361,766
20 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call 17,299
3,726 (g) East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/48, (Pre-refunded 6/01/24)
6/24 at 103.00 3,734,195
534 (g) East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B,
8.000%, 12/15/48, (Pre-refunded 6/01/24)
6/24 at 103.00 552,987
Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A
:
1,700 5.000%, 12/01/41, 144A 6/26 at 103.00 1,593,181
2,000 5.000%, 12/01/51, 144A 6/26 at 103.00 1,815,778
2,975 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 2,520,798
18,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 18,081,664
2,365 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/49
4/24 at 103.00 2,304,916
398 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49, 144A
4/24 at 103.00 383,070
Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022
:
695 5.000%, 12/01/32 12/27 at 103.00 722,177
5,800 5.550%, 12/01/47 12/27 at 103.00 5,957,891
520 First Creek Village Metropolitan District, Denver, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49
9/24 at 103.00 522,438
3 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 2,732
611 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Subordinate Series 2020B, 7.000%, 12/15/49
3/25 at 103.00 564,948
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014
:
14,495 5.750%, 12/01/30 12/24 at 100.00 14,494,186
34,430 6.000%, 12/01/38 12/24 at 100.00 33,341,695

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
44
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 2,110 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 $ 2,002,871
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
4,220 5.500%, 12/01/42 12/30 at 102.00 4,255,544
5,780 5.750%, 12/01/52 12/30 at 102.00 5,803,906
2,266 Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series
2022B, 8.125%, 12/15/52
12/30 at 102.00 2,298,575
800 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%,
12/01/48
12/26 at 100.00 783,895
17,145 Future Legends Sports Park Business Improvement District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A, 6.000%,
12/01/52
9/27 at 103.00 17,182,248
2,321 Future Legends Sports Park Business Improvement District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2022B, 8.500%, 12/15/52
9/27 at 103.00 2,330,378
3,428 Future Legends Sports Park Metropolitan District 2, Colorado, General
Obligation Bonds, Subordinate Series 2020B, 7.500%, 6/03/50, 144A
4/24 at 103.00 3,445,636
16,375 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 14,574,873
Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A
:
2,890 5.125%, 12/01/37 4/24 at 102.00 2,892,573
2,525 5.250%, 12/01/47 4/24 at 102.00 2,415,352
1,696 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%,
12/15/47
4/24 at 102.00 1,669,768
1,370 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 1,046,301
1,320 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47
4/24 at 102.00 1,278,573
5,490 Granby Ranch Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A
4/24 at 103.00 5,352,339
Grand Junction Dos Rios General Improvement District, Grand Junction,
Mesa County, Colorado, Special Revenue Bonds, Series 2021
:
2,575 4.500%, 12/01/41 12/26 at 103.00 2,161,963
3,010 4.750%, 12/01/51 12/26 at 103.00 2,401,519
Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and Limited
Tax General Obligation Subordinate Bonds, Series 2022B(3)
:
8,855 6.250%, 12/01/52 9/27 at 103.00 8,638,000
3,165 9.000%, 12/15/52 9/27 at 103.00 3,137,279
7,255 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 7,281,098
1,930 Greenspire Metropolitan District 1, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 5.125%, 12/01/51, 144A
6/27 at 103.00 1,773,143
750 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.375%,
12/01/37
4/24 at 100.00 750,365

45
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,327 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate Series
2019B, 8.750%, 12/15/49
12/24 at 103.00 $ 1,260,931
16,080 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 16,129,039
1,200 Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment
Revenue Bonds, Special Improvement District 1, Series 2024A-2, 6.500%,
12/01/43, (WI/DD)
3/29 at 103.00 1,209,826
4,684 Hess Ranch Metropolitan District 6, Parker, Colorado, General Obligation
Bonds, Limited Tax Subordinate Series 2020B, 8.000%, 12/15/49
3/25 at 103.00 4,377,174
20,140 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Convertible Capital Appreciation Series 2020A-2,
5.750%, 12/01/49
3/25 at 93.28 15,926,370
13,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 12,378,790
575 Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2021, 5.000%, 12/01/51
3/26 at 103.00 490,086
1,395 Highlands-Mead Metropolitan District, Mead, Weld County Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 1,283,830
1,535 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Series
2017A, 5.500%, 12/01/47
4/24 at 102.00 1,538,926
336 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
4/24 at 102.00 334,593
Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A
:
725 5.000%, 12/01/41, 144A 12/26 at 103.00 669,469
2,625 5.000%, 12/01/51, 144A 12/26 at 103.00 2,310,185
2,345 Home Place Metropolitan District, Thornton, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 2,346,510
1,108 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%,
12/15/49
3/25 at 103.00 1,089,260
8,950 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 8,580,932
5,431 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 5,602,791
722 Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax, Subordinate
Series 2021B, 5.000%, 12/15/36
12/26 at 103.00 663,497
1,610 Interquest South Business Improvement District, Colorado Springs, El
Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series
2017, 5.000%, 12/01/47
4/24 at 102.00 1,499,570
Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
500 5.000%, 12/01/39 12/24 at 103.00 486,298
1,300 5.000%, 12/01/49 12/24 at 103.00 1,195,339

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
46
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 16,119 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
4/24 at 103.00 $ 16,167,442
2,510 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 2,580,826
1,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 878,532
2,500 (e) Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 0.000%,
12/01/50
12/25 at 103.00 2,281,893
1,900 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 1,829,077
3,850 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/52
12/25 at 103.00 3,722,576
Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
:
9,000 6.375%, 12/01/49, 144A 12/31 at 103.00 8,788,285
3,875 6.625%, 12/01/56, 144A 12/31 at 103.00 3,777,477
Lake of the Rockies Metropolitan District, In the Town of Monument, El
Paso County,  Colorado, Subordinate General Obligation Limited Tax
Bonds, Series 2018B
:
2,645 5.000%, 8/01/48 4/24 at 103.00 2,521,790
439 7.500%, 8/01/48 4/24 at 103.00 421,632
Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2018A
:
1,700 5.125%, 12/01/37 4/24 at 103.00 1,699,919
7,915 5.250%, 12/01/47 4/24 at 103.00 7,662,121
2,295 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47
4/24 at 103.00 2,235,571
6,210 (c) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.750%, 12/15/46
4/24 at 100.00 5,559,175
1,329 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Junior Lien Series 2019C,
10.000%, 12/15/49
9/24 at 103.00 1,338,069
5,170 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 4,985,626
1,368 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49
9/24 at 103.00 1,323,807
1,080 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Series 2023A-1, 7.250%, 12/01/53
12/28 at 103.00 1,142,798
10,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 10,144,567
1,180 Lochbuie Station Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A,
5.750%, 12/01/50
9/25 at 103.00 1,181,753
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
2,090 5.000%, 12/01/41 6/26 at 103.00 1,969,887
5,585 5.000%, 4/15/51 6/26 at 103.00 4,965,519

47
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,189 Mayfield Metropolitan District, Thornton, Colorado, General Oblgation
Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 $ 1,192,381
1,460 Mead Western Meadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47
12/28 at 100.00 1,410,336
2,000 Meadowbrook Crossing Metropolitan District, EL Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020A, 5.250%,
12/01/49
6/25 at 103.00 1,998,688
Meadowlark Metropolitan District, Parker Town, Douglas County,
Colorado, Limited Tax General Obligation Bond, Convertible to Unlimited
Tax Series 2020A
:
525 4.875%, 12/01/40 9/25 at 103.00 481,180
750 5.125%, 12/01/50 9/25 at 103.00 692,156
1,695 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 6.750%,
12/01/52
12/27 at 103.00 1,707,641
1,473 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.375%, 12/15/49
3/25 at 103.00 1,382,743
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds,  Series 2016B, 7.500%, 12/15/46
4/24 at 101.00 488,277
Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016
:
1,500 5.000%, 12/01/35 12/25 at 100.00 1,507,603
5,300 5.000%, 12/01/46 12/25 at 100.00 5,014,713
2,186 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 2,186,303
985 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 920,946
906 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.625%, 12/15/49
3/25 at 103.00 851,627
3,365 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 7.000%, 12/01/52
12/27 at 103.00 3,471,352
2,500 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2022B, 9.000%, 12/15/52
12/27 at 103.00 2,572,405
2,145 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series 2022A
and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3),
6.000%, 12/01/52
9/27 at 103.00 2,153,058
1,760 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%,
12/01/48
4/24 at 103.00 1,756,440
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1
:
4,346 5.375%, 12/01/34 4/24 at 103.00 4,433,930
2,845 5.750%, 12/01/48 4/24 at 103.00 2,880,093
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-2
:
5,460 5.500%, 12/01/34 4/24 at 103.00 5,587,401
8,500 5.850%, 12/01/48 4/24 at 103.00 8,625,712
911 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 789,984

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
48
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,516 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
4/24 at 102.00 $ 1,519,227
5,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 4,943,064
9,710 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 9,244,819
2,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 1,806,594
865 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/50
12/25 at 103.00 815,459
3,395 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48
6/24 at 103.00 3,261,211
611 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
6/24 at 103.00 582,744
1,000 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2021B-3, 5.500%, 12/15/51
9/26 at 103.00 882,677
3,445 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%, 12/01/53
6/28 at 103.00 3,492,322
42,040 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 38,282,978
1,722 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%,
12/01/47
4/24 at 103.00 1,727,027
800 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47
4/24 at 103.00 773,190
1,385 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 1,327,853
773 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49
6/24 at 103.00 737,633
Parkdale Community Authority, Erie County, Colorado, Limited Tax
Supported Convertible Capital Appreciation Revenue Bonds, District 2,
Series 2024A
:
3,670 (e) 0.000%, 12/01/53, 144A 3/29 at 103.00 2,753,213
1,392 9.000%, 12/15/53, 144A 3/29 at 103.00 1,383,588
Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A
:
1,310 5.000%, 12/01/40 9/25 at 103.00 1,261,964
3,335 5.250%, 12/01/50 9/25 at 103.00 3,100,141
1,376 (g) Parker Automotive Metropolitan District (In the Town of Parker, Colorado),
General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45,
(Pre-refunded 12/01/26)
12/26 at 100.00 1,432,488
Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A
:
1,000 5.000%, 12/01/41, 144A 3/26 at 103.00 916,106
4,775 5.000%, 12/01/51, 144A 3/26 at 103.00 4,098,113

49
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,652 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B,
7.625%, 12/15/51, 144A
3/26 at 103.00 $ 1,520,860
8,060 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 8,164,862
52,535 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 30,657,419
9,626 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 9,396,119
2,000 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
4/24 at 100.00 1,994,438
3,025 Powers Metropolitan District In the City of Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018,
5.375%, 12/01/48
4/24 at 103.00 3,030,116
1,965 Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A
12/26 at 100.00 1,970,011
725 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.875%, 12/15/44
12/25 at 103.00 646,493
2,000 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 1,623,774
7,237 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 6,601,396
500 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Subordinate Series 2021B, 7.250%, 12/15/51
9/26 at 103.00 458,221
1,480 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3, 4.125%,
12/01/51
9/26 at 103.00 1,078,753
20,000 (d) Pueblo County, Colorado, Certificates of Participation, County Judicial
Complex Project, Series 2022A, 5.000%, 7/01/49, (UB)
7/32 at 100.00 21,129,646
400 Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital
Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and Tax
Increment Revenue Capital Appreciation Bonds, Series 2021B, 0.000%,
12/01/25, 144A
No Opt. Call 356,789
3,080 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 2,090,123
9,890 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 9,791,274
16,370 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47
4/24 at 103.00 16,451,740
2,840 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47
4/24 at 103.00 2,732,653
3,475 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 3,262,673
515 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.750%, 12/15/49
3/25 at 103.00 485,181
12,890 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 11,277,766

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
50
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 5,340 Reata South Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/47
4/24 at 103.00 $ 5,378,663
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015
:
575 4.750%, 12/01/35 12/24 at 100.00 552,262
3,195 5.000%, 12/01/44 12/24 at 100.00 3,045,996
3,220 Regency Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46
6/24 at 103.00 3,120,208
2,295 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 2,114,261
5,835 Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.625%, 12/01/48
4/24 at 103.00 5,845,993
5,221 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 4,988,594
1,325 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45
12/26 at 100.00 1,273,971
325 Richards Farm Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49
12/24 at 103.00 317,945
1,000 Ridgeline Vista Metropolitan District, Brighton, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60
3/26 at 103.00 832,338
1,684 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation
Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 1,614,789
968 River Park Metropolitan District, New Castle, Garfield County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%,
6/15/39
4/24 at 100.00 968,206
2,895 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 2,725,732
628 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
9/24 at 103.00 594,798
6,345 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 5,681,864
2,625 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 2,287,963
5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.750%, 12/01/52
12/29 at 103.00 5,049,089
Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A
:
1,280 5.000%, 12/01/40, 144A 9/25 at 103.00 1,215,446
3,125 5.125%, 12/01/50, 144A 9/25 at 103.00 2,896,079
804 Severance Shores Metropolitan District 4, Weld County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 8.250%,
12/15/49
3/25 at 103.00 771,824
Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021
:
3,300 3.750%, 12/01/41 9/26 at 103.00 2,630,244
10,575 4.000%, 12/01/51 9/26 at 103.00 8,144,206
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 905,195

51
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,498 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld
County, Colorado, Limited Tax General Obligation Subordinate Bonds,
Series 2018B, 7.250%, 12/15/47
4/24 at 103.00 $ 1,435,061
2,015 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 2,063,779
6,000 Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52, 144A
9/27 at 103.00 5,837,286
1,990 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 1,977,296
1,820 South Aurora Regional Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2018, 6.250%, 12/01/57
4/24 at 103.00 1,787,432
1,000 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Limited Tax General Obligation Bonds, Series
2019A, 5.500%, 12/01/48
6/24 at 103.00 857,118
2,208 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2019B, 8.000%, 12/15/48
6/24 at 103.00 1,941,546
SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016
:
810 5.000%, 12/01/36 4/24 at 101.00 798,292
1,204 5.000%, 12/01/46 4/24 at 101.00 1,124,305
5,980 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
4/24 at 102.00 5,981,670
1,105 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 7.750%, 12/15/47
4/24 at 102.00 1,087,545
Spring Valley Metropolitan District 4, Elbert County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2020A
:
1,910 5.000%, 12/01/40 9/25 at 103.00 1,795,759
2,270 5.125%, 12/01/50 9/25 at 103.00 2,029,327
St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A
:
1,500 5.000%, 12/01/37 4/24 at 102.00 1,502,173
9,100 5.125%, 12/01/47 4/24 at 102.00 8,992,085
1,084 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47
4/24 at 102.00 1,090,954
16,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 16,729,405
5,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 4,633,726
11,750 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22,
5.750%, 12/01/51
6/30 at 102.00 11,754,622
7,500 (c) Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
4/24 at 100.00 1,200,000
2,175 Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited Tax
General Obligation Bonds, Series 2020, 5.000%, 12/01/50
12/25 at 103.00 2,088,258

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
52
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 6,128 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47
4/24 at 102.00 $ 6,129,253
1,360 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47
4/24 at 102.00 1,341,678
801 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 773,359
1,275 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51, 144A
3/27 at 103.00 1,018,658
1,730 Timberleaf Metropolitan District, Adams County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A,
5.750%, 12/01/50
6/25 at 103.00 1,731,114
Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2018A
:
1,500 5.250%, 12/01/37 4/24 at 103.00 1,505,280
2,850 5.375%, 12/01/47 4/24 at 103.00 2,802,102
953 Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%,
12/15/47
4/24 at 103.00 925,130
2,620 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 2,508,777
3,400 (e) Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51
3/26 at 103.00 2,651,493
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
7,200 5.000%, 12/01/41 3/26 at 103.00 6,271,032
9,985 5.000%, 12/01/51 3/26 at 103.00 8,223,948
8,730 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 7,752,298
1,585 Two Bridges Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48
4/24 at 103.00 1,589,177
9,500 (c) Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008, 2.325%, 12/01/37
4/24 at 100.00 1,900,000
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
5,870 5.375%, 12/01/39 4/24 at 103.00 5,855,222
38,055 5.500%, 12/01/48 4/24 at 103.00 37,523,847
5,000 (e) Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 0.000%, 12/01/50
4/24 at 83.14 3,534,935
8,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
4/24 at 103.00 7,624,123
5,275 Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement Series 2023A,
6.500%, 9/01/53, 144A
12/28 at 103.00 5,535,010
3,570 Verve Metropolitan District 1, Jefferson County and the City and County of
Broomfield, Colorado, General Obligation Bonds, Improvement Limited
Tax Series 2023, 6.750%, 12/01/52
3/26 at 103.00 3,465,119

53
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 2,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 $ 1,551,103
1,388 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48,
144A
4/24 at 103.00 1,389,256
601 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/40, 144A
4/24 at 103.00 581,348
3,825 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%,
12/01/50
9/25 at 103.00 3,585,243
586 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 8.125%, 12/15/50
9/25 at 103.00 559,082
1,605 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46
4/24 at 102.00 1,551,126
245 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%,
12/15/46
4/24 at 102.00 236,396
12,435 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%, 12/01/52
6/27 at 103.00 12,651,097
1,720 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.125%, 12/01/48
4/24 at 103.00 1,654,797
690 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%,
12/15/48
4/24 at 103.00 659,485
4,145 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 3,897,185
600 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax
Series 2019B, 7.750%, 12/15/49
12/24 at 103.00 571,323
2,283 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Senior Series 2022A, 5.250%,
12/01/52
12/27 at 103.00 2,170,189
10,950 Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado,
Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call 10,284,485
2,500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/51
3/27 at 103.00 2,212,584
West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022
:
2,200 6.250%, 12/01/32 12/29 at 103.00 2,198,524
21,650 6.750%, 12/01/52 12/29 at 103.00 20,961,982
1,300 Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 5.375%, 12/01/48
6/24 at 103.00 1,261,971
1,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation Bonds,
Series 2021A-2, 5.750%, 12/01/50
3/26 at 99.11 724,147
Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
:
750 5.000%, 12/01/40 3/26 at 103.00 683,831
1,000 5.000%, 12/01/50 3/26 at 103.00 870,101

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
54
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 5,355 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 $ 4,750,442
1,940 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 1,854,780
313 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
6/24 at 103.00 299,000
4,600 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 3,516,270
2,780 White Buffalo Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation bonds, Convertible to Unlimited Tax Bonds, Series
2020, 5.500%, 12/01/50
6/25 at 103.00 2,670,932
595 (g) Wild Plum Metropolitan District, Columbine Valley, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%,
12/01/49, (Pre-refunded 12/01/24)
12/24 at 103.00 617,990
6,500 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%,
12/01/48
4/24 at 103.00 6,459,432
1,707 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48
4/24 at 103.00 1,653,028
756 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
9/24 at 103.00 712,925
3,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 3,478,790
650 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
12/24 at 103.00 611,714
21,610 (e) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 0.000%, 12/01/51, 144A
9/26 at 97.28 13,004,589
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1
:
3,785 4.000%, 12/01/41, 144A 9/26 at 103.00 3,062,358
49,660 4.125%, 12/01/51, 144A 9/26 at 103.00 36,352,674
3,265 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2017A, 6.500%, 12/01/47
12/27 at 103.00 3,334,889
1,635 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/27 at 103.00 1,588,859
Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019
:
3,300 5.000%, 12/01/39 9/24 at 103.00 3,251,083
9,315 5.000%, 12/01/49 9/24 at 103.00 8,733,618
1,185 Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A
9/26 at 103.00 1,016,369
1,500 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 1,419,898

55
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 2,200 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax Convertible
to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48
4/24 at 103.00 $ 2,208,950
292 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate General
Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A
4/24 at 103.00 281,335
Total Colorado 1,788,908,307
Connecticut - 0.1%
6,115 (d) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Children's Medical Center and Subsidiaries, Series 2023E,
4.250%, 7/15/53, (UB)
1/33 at 100.00 6,031,383
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024A
:
5,355 (d) 4.600%, 11/15/49, (UB) 11/32 at 100.00 5,390,808
2,050 4.650%, 11/15/51 11/32 at 100.00 2,051,645
4,337 Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority
Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%,
2/01/45, 144A
4/24 at 100.00 4,337,709
Total Connecticut 17,811,545
Delaware - 0.1%
Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A
:
4,890 (g) 6.750%, 9/01/35, (Pre-refunded 3/03/25), 144A 3/25 at 100.00 5,030,202
7,500 (g) 7.000%, 9/01/45, (Pre-refunded 3/03/25), 144A 3/25 at 100.00 7,729,769
6,126 Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special
Development District, Series 2018, 5.250%, 7/01/48, 144A
7/28 at 100.00 6,025,493
1,300 Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds,
Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B,
8.250%, 7/15/48
4/24 at 100.00 1,301,101
Total Delaware 20,086,565
District of Columbia - 2.0%
341,045 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
4/24 at 25.62 82,772,065
19,980 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 17,252,660
230 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Taxable Series 2019B, 7.000%, 5/15/24, 144A
No Opt. Call 229,146
2,000 District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 4.250%, 6/01/46, 144A
6/28 at 100.00 1,377,476
District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A
:
580 5.000%, 7/01/32 7/24 at 103.00 587,232
800 5.000%, 7/01/37 7/24 at 103.00 802,553
90,205 (d) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien
Series 2010A, 0.000%, 10/01/37 - BAM Insured, (UB)
No Opt. Call 49,166,840
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
53,245 (d) 4.000%, 10/01/44, (UB) 10/29 at 100.00 52,115,780
1,010 4.000%, 10/01/44 10/29 at 100.00 988,580
15,165 (d) 4.000%, 10/01/49, (UB) 10/29 at 100.00 14,296,601

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
56
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 44,865 (d) 4.000%, 10/01/53, (UB) 10/29 at 100.00 $ 41,732,144
11,185 (d) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured, (UB)
10/31 at 100.00 10,666,644
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B
:
2,450 0.000%, 10/01/27 - AGC Insured No Opt. Call 2,176,235
2,055 0.000%, 10/01/36 - AGC Insured No Opt. Call 1,273,434
7,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 7,745,716
17,835 (d) Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 4.000%, 10/01/51, (AMT), (UB)
10/31 at 100.00 16,655,231
12,345 (d) Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 4.500%, 10/01/53, (AMT), (UB)
10/32 at 100.00 12,252,757
10,000 (d) Washington Metropolitan Area Transit Authority, Virginia, Dedicated
Revenue Bonds, Green Series 2023A, 4.125%, 7/15/47, (UB)
7/33 at 100.00 9,859,628
Total District of Columbia 321,950,722
Florida - 17.0%
1,495 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2015,
6.250%, 11/01/46
11/39 at 100.00 1,622,550
32,215 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 22,353,612
2,125 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call 1,842,665
4,920 (d) Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the University
of Florida Project, Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 4,572,955
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
:
2,345 5.250%, 11/01/39, 144A 11/29 at 100.00 2,398,049
3,930 5.375%, 11/01/49, 144A 11/29 at 100.00 3,974,602
2,000 Arbors Community Development District, Florida, Revenue Bonds, Capital
Improvement 2023 Project Area Series 2023, 5.625%, 5/01/53, 144A
5/33 at 100.00 2,076,201
1,570 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 5.000%, 5/01/36
5/28 at 100.00 1,599,290
Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A
:
415 5.000%, 11/01/34, 144A 11/27 at 100.00 420,691
1,000 5.125%, 11/01/48, 144A 11/27 at 100.00 1,000,118
1,935 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48
5/31 at 100.00 2,045,462
2,995 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%,
5/01/47
5/26 at 100.00 3,020,042
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018
:

57
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,145 5.300%, 5/01/39 5/29 at 100.00 $ 1,177,717
1,940 5.375%, 5/01/49 5/29 at 100.00 1,964,605
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021
:
750 3.125%, 5/01/41, 144A 5/32 at 100.00 599,384
1,000 4.000%, 5/01/52, 144A 5/32 at 100.00 821,273
1,790 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 4 Master Improvement Project, Series 2023,
5.500%, 5/01/53, 144A
5/33 at 100.00 1,817,671
5,560 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023, 5.625%, 5/01/54
5/33 at 100.00 5,671,854
3,485 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43
11/24 at 100.00 3,510,134
1,675 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
5.000%, 11/01/48, 144A
11/28 at 100.00 1,677,796
7,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 6,760,449
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 2B, Series
2018
:
570 5.000%, 11/01/39, 144A 11/29 at 100.00 580,504
935 5.000%, 11/01/49, 144A 11/29 at 100.00 928,952
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2018
:
2,250 5.000%, 11/01/39, 144A 11/29 at 100.00 2,291,461
3,470 5.125%, 11/01/49, 144A 11/29 at 100.00 3,473,554
1,460 5.125%, 11/01/51, 144A 11/29 at 100.00 1,460,629
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 4, Series
2018
:
480 5.000%, 11/01/39, 144A 11/29 at 100.00 488,845
1,560 5.125%, 11/01/49, 144A 11/29 at 100.00 1,561,583
2,575 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 2,587,816
1,985 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.500%,
11/01/44
11/25 at 100.00 2,001,913
4,285 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 3,592,270
4,375 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
11/01/48
11/28 at 100.00 4,326,362
3,310 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 2,727,235
920 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%,
5/01/35
5/25 at 100.00 925,646
Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A
:

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
58
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,710 5.000%, 9/01/43 4/24 at 100.00 $ 2,711,074
1,230 5.000%, 9/01/45 4/24 at 100.00 1,230,438
4,050 5.000%, 9/01/48 4/24 at 100.00 4,051,139
Beach Road Golf Estates Community Development District, Bonita
Springs, Florida, Special Assessment Bonds Series 2015
:
80 5.000%, 11/01/36 11/25 at 100.00 80,395
8,380 5.000%, 11/01/46 11/25 at 100.00 8,268,028
50 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38
4/24 at 100.00 50,049
1,770 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1, 5.500%, 11/01/39, 144A
11/29 at 100.00 1,829,813
1,840 Beaumont Communit Development District 2, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A
11/31 at 100.00 1,911,892
2,985 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.500%, 11/01/43
11/28 at 100.00 3,237,708
150 Belmond Reserve Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2023, 5.500%,
11/01/52
11/33 at 100.00 155,869
1,000 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43
11/33 at 100.00 1,101,485
Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A
:
705 5.375%, 11/01/36 11/27 at 100.00 720,557
1,025 5.500%, 11/01/46 11/27 at 100.00 1,038,102
3,000 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022, 5.625%,
6/15/52
6/32 at 100.00 3,076,956
23,135 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
4/24 at 100.00 23,138,380
Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
:
1,785 5.000%, 5/01/38, 144A 5/28 at 100.00 1,805,074
2,975 5.125%, 5/01/48, 144A 5/28 at 100.00 2,976,462
1,890 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
4/24 at 100.00 1,891,181
2,500 Bradbury Community Development District, Haines City, Florida, Special
Assessment Bonds, Series 2023, 5.500%, 5/01/53, 144A
5/33 at 100.00 2,538,430
3,510 (d) Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 4.000%, 4/01/52, (UB)
4/32 at 100.00 3,232,320
Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area Two Series 2022
:
1,000 5.500%, 5/01/42, 144A 5/32 at 100.00 1,027,573
1,910 5.625%, 5/01/52, 144A 5/32 at 100.00 1,952,294
9,955 (d) Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/42, (AMT), (UB)
10/27 at 100.00 10,203,692
18,380 (d) Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
4.000%, 10/01/44, (AMT), (UB)
10/29 at 100.00 17,646,620
Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021
:
18,590 (d) 4.000%, 9/01/51 - BAM Insured, (UB) 9/31 at 100.00 18,025,504
5,000 (d) 4.000%, 9/01/51, (UB) 9/31 at 100.00 4,769,679

59
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,000 Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022, 5.750%,
5/01/52, 144A
5/37 at 100.00 $ 2,042,275
2,000 Buckhead Trails Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2024 Project Series 2024, 5.875%,
5/01/54
5/34 at 100.00 2,006,043
Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017
:
1,315 5.125%, 11/01/38 11/27 at 100.00 1,331,694
1,910 5.250%, 11/01/47 11/27 at 100.00 1,919,099
6,830 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A
7/25 at 100.00 4,937,427
2,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 100.00 1,791,404
520 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/56, 144A
6/31 at 100.00 454,202
4,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 3,120,000
7,840 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
6/25 at 105.00 7,855,232
225 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Taxable Series 2020B, 7.000%, 6/15/25,
144A
No Opt. Call 223,305
3,625 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pepin
Academies Inc., Series 2020A, 5.750%, 7/01/55
7/26 at 104.00 3,472,774
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A
:
750 5.125%, 7/01/39, 144A 1/29 at 100.00 734,792
10,455 5.250%, 7/01/49, 144A 1/29 at 100.00 9,881,759
1,000 5.375%, 7/01/54, 144A 1/29 at 100.00 945,062
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A
:
1,000 5.375%, 6/15/38, 144A 6/28 at 100.00 994,517
1,970 5.375%, 6/15/48, 144A 6/28 at 100.00 1,868,996
2,290 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral
Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54
4/24 at 104.00 1,637,768
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018
:
730 6.100%, 8/15/38, 144A 8/28 at 100.00 760,247
4,030 6.200%, 8/15/48, 144A 8/28 at 100.00 4,141,077
3,955 6.375%, 8/15/53, 144A 8/28 at 100.00 4,082,833
Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A
:
3,490 5.375%, 7/01/37, 144A 7/27 at 100.00 3,520,171
4,820 5.500%, 7/01/47, 144A 7/27 at 100.00 4,828,059
42,506 (c) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
6/28 at 100.00 4,250,568
10,470 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 5.250%, 6/15/47, 144A
6/27 at 100.00 10,181,801
Capital Trust Agency, Florida, Revenue Bonds, Tallahassee Classical
School Inc., Series 2021A
:
4,395 4.250%, 7/01/51, 144A 7/31 at 100.00 3,214,815
4,265 4.375%, 7/01/56, 144A 7/31 at 100.00 3,105,712

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
60
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 5,750 (c) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A
4/24 at 103.00 $ 2,990,000
Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A
:
1,090 5.000%, 10/15/47, 144A 10/27 at 100.00 1,040,652
895 5.000%, 10/15/52, 144A 10/27 at 100.00 840,702
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
1,860 5.375%, 8/01/32, 144A 8/24 at 103.00 1,617,136
2,735 5.625%, 8/01/37, 144A 8/24 at 103.00 2,248,998
11,680 5.875%, 8/01/52, 144A 8/24 at 103.00 8,706,592
515 Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, KIPP
Miami North Campus Project, Refunding Series 2024A, 6.125%, 6/15/60
6/29 at 103.00 528,790
Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015
:
765 5.625%, 11/01/36 11/26 at 100.00 783,658
1,855 5.750%, 11/01/47 11/26 at 100.00 1,883,660
Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
625 5.125%, 5/01/38 5/28 at 100.00 635,173
1,235 5.250%, 5/01/49 5/28 at 100.00 1,243,467
1,000 Caymas Community Development District, Collier County, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2024, 5.625%,
5/01/54, 144A, (WI/DD)
5/34 at 100.00 1,001,093
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
3,765 5.000%, 5/01/34 5/24 at 100.00 3,767,196
9,305 5.125%, 5/01/45 5/24 at 100.00 9,305,969
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2017
:
1,470 5.000%, 5/01/32 5/27 at 100.00 1,497,727
6,205 5.000%, 5/01/48 5/27 at 100.00 6,206,493
1,000 Center Lake Ranch West Community Development District, Florida,
Revenue Bonds, Capital Improvement Assessment Area One Series 2023,
5.750%, 5/01/43
5/34 at 100.00 1,036,324
2,000 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/51, (AMT), 144A
10/31 at 100.00 1,671,993
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
5.000%, 6/15/49, 144A
6/29 at 100.00 991,109
2,435 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006, 5.375%, 5/01/36
4/24 at 100.00 2,437,100
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2023
:
3,500 5.250%, 6/01/38 6/33 at 100.00 3,592,876
5,000 5.000%, 6/01/43 6/33 at 100.00 4,875,629
Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A
:
5,966 (c) 7.750%, 5/15/35, 144A 5/24 at 100.00 161,070
3,728 (c) 8.000%, 5/15/37, 144A 5/24 at 100.00 100,668
753 (c) Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2015A,
6.500%, 5/15/49, 144A
5/25 at 100.00 20,333

61
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A
:
$ 1,360 5.000%, 12/01/37, 144A 12/27 at 100.00 $ 1,351,927
2,205 5.000%, 12/01/47, 144A 12/27 at 100.00 2,068,209
2,000 Connerton East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Project, Series
2023, 5.375%, 6/15/53, 144A
6/33 at 100.00 2,053,139
1,000 Copper Creek Community Development District, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A
11/31 at 100.00 970,450
Coral Bay of Lee County Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2022
:
320 5.500%, 5/01/42 5/32 at 100.00 325,831
500 5.625%, 5/01/52, 144A 5/32 at 100.00 508,245
1,030 Coral Lakes Community Development District, Charlotte County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Series 2024,
5.750%, 11/01/53, 144A
11/34 at 100.00 1,052,046
Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017
:
1,855 5.000%, 11/01/38, 144A 11/32 at 100.00 1,880,676
3,760 5.125%, 11/01/50, 144A 11/32 at 100.00 3,743,980
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1
:
745 5.250%, 11/01/37 11/28 at 100.00 762,055
1,915 5.600%, 11/01/46 11/28 at 100.00 1,955,284
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2018
:
2,325 5.250%, 11/01/39, 144A 11/29 at 100.00 2,393,799
3,410 5.375%, 11/01/50, 144A 11/29 at 100.00 3,475,279
1,500 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2023, 5.375%, 5/01/53
5/33 at 100.00 1,516,569
1,740 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%,
5/01/30
5/24 at 100.00 1,742,876
2,070 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%,
5/01/44
5/24 at 100.00 2,071,889
4,650 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call 4,163,518
1,230 Cypress Bay West Community Development District, Palm Bay, Florida,
Revenue Bonds, Assessment Area One Capital Improvement Series 2023,
5.500%, 5/01/53
5/33 at 100.00 1,250,147
2,600 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019, 5.100%, 5/01/48
5/29 at 100.00 2,614,902
115 Cypress Creek Community Development District, Hillborough County,
Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A,
6.000%, 5/01/45
5/32 at 100.00 117,501
1,215 Cypress Park Estates Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project, Series 2022,
5.125%, 5/01/52, 144A
5/32 at 100.00 1,192,727
1,500 Cypress Ridge Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Assessment Area One Project, Series
2023, 5.875%, 5/01/53, 144A
5/33 at 100.00 1,542,937

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
62
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,500 Deerbrook Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 5.500%, 5/01/53,
144A
5/33 at 100.00 $ 1,528,909
2,395 Del Webb Oak Creek Community Development District, Lee County,
Florida, Special Assessment Bonds, 2023 Project, Series 2023, 5.250%,
5/01/53
5/33 at 100.00 2,427,697
Downden West Community Development District, Florida, Revenue Bonds
Series 2018
:
1,000 5.400%, 5/01/39, 144A 5/29 at 100.00 1,019,953
3,205 5.550%, 5/01/49, 144A 5/29 at 100.00 3,260,088
7,880 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.100%, 5/01/48,
144A
5/28 at 100.00 7,925,750
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015
:
1,035 5.300%, 5/01/36 5/26 at 100.00 1,048,562
1,430 5.500%, 5/01/45 5/26 at 100.00 1,442,669
1,955 5.500%, 5/01/46 5/26 at 100.00 1,970,993
1,000 East 547 Community Development District, Florida, Special Assessment
Bonds, Area 2 Series 2023, 6.500%, 5/01/54
5/34 at 100.00 1,063,870
1,000 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 997,095
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2018
:
1,455 5.125%, 5/01/39 5/29 at 100.00 1,478,659
2,440 5.250%, 5/01/49 5/29 at 100.00 2,452,840
4,405 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1,
5.750%, 11/01/49, 144A
11/29 at 100.00 4,516,010
4,000 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48
11/27 at 100.00 4,027,605
Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018A-1
:
1,000 5.500%, 5/01/39, 144A 5/29 at 100.00 1,028,310
2,000 5.625%, 5/01/49, 144A 5/29 at 100.00 2,039,912
4,285 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%,
11/01/45
5/27 at 100.00 4,525,322
15,000 Everest GMR Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2023, 6.200%, 5/01/54
5/33 at 100.00 15,375,510
1,245 Evergreen Community Development District, Florida, Special Assessment
Bonds, Series 2019, 5.000%, 11/01/39, 144A
11/29 at 100.00 1,262,935
1,000 Everlands Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2 Series 2024, 5.550%, 6/15/54, 144A
6/34 at 100.00 1,009,997
750 Fallschase Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021, 3.125%, 5/01/31
No Opt. Call 688,107
500 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.200%, 5/01/50
5/30 at 100.00 429,153
1,415 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Charter School, Series 2019A, 6.125%,
6/15/46, 144A
6/26 at 100.00 1,428,012
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A
:

63
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 765 6.000%, 6/15/37, 144A 6/26 at 100.00 $ 776,559
1,510 6.125%, 6/15/46, 144A 6/26 at 100.00 1,523,885
830 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%,
6/15/46, 144A
6/26 at 100.00 837,632
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A
:
1,630 5.000%, 6/15/31, 144A 6/29 at 102.00 1,625,007
1,245 5.000%, 6/15/41, 144A 6/29 at 102.00 1,116,134
1,000 5.000%, 6/15/56, 144A 6/29 at 102.00 838,289
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Discovery High School Project, Series 2020A
:
3,000 5.000%, 6/01/40, 144A 6/29 at 100.00 2,591,411
2,500 5.000%, 6/01/55, 144A 6/29 at 100.00 1,917,743
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A
:
6,025 6.250%, 7/01/34 7/24 at 100.00 6,036,539
9,780 6.500%, 7/01/44 7/24 at 100.00 9,798,297
3,935 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2017A,
5.750%, 7/01/44, 144A
7/27 at 100.00 3,815,676
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
9,160 5.650%, 7/01/37, 144A 7/27 at 101.00 9,384,516
12,575 5.750%, 7/01/47, 144A 7/27 at 101.00 12,653,612
17,675 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57, 144A
1/28 at 101.00 13,723,353
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A
:
6,405 4.750%, 7/15/36, 144A 7/26 at 100.00 6,281,901
7,735 5.000%, 7/15/46, 144A 7/26 at 100.00 7,297,898
1,030 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Imagine School at Broward Project, Series 2019A, 5.000%,
12/15/49, 144A
12/29 at 100.00 994,541
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A
:
5,410 5.500%, 7/01/52, 144A 7/32 at 100.00 4,867,770
4,140 5.625%, 7/01/56, 144A 7/32 at 100.00 3,745,494
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014
:
1,250 5.875%, 6/15/34, 144A 6/24 at 100.00 1,140,861
6,275 6.000%, 6/15/44, 144A 6/24 at 100.00 5,279,852
4,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A, 5.000%,
1/01/50, 144A
1/27 at 100.00 3,431,854
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
355 6.000%, 6/15/35, 144A 6/25 at 100.00 359,767
8,500 6.125%, 6/15/46, 144A 6/25 at 100.00 8,564,595
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A
:
2,110 6.000%, 6/15/34, 144A 6/24 at 100.00 2,114,852
6,115 6.125%, 6/15/44, 144A 6/24 at 100.00 6,122,802

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
64
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 850 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Social Bonds-Unlocking Children 's Potential Charter Schools
Project, Series 2020A, 5.000%, 6/01/40
6/28 at 100.00 $ 796,161
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A
:
3,225 6.000%, 6/15/37, 144A 6/27 at 100.00 3,269,562
6,215 6.125%, 6/15/47, 144A 6/27 at 100.00 6,220,555
8,210 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 6.375%, 6/15/46, 144A
6/26 at 100.00 8,352,878
13,575 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
4/24 at 107.00 14,169,130
210,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-1,
7.375%, 1/01/49, (AMT), 144A
4/24 at 107.00 219,190,965
2,565 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
4/24 at 100.00 2,565,601
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
131,740 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 4/24 at 101.00 131,785,253
472,335 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 4/24 at 101.00 472,581,654
5,000 (d) Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, Tampa General Hospital Project, Series 2024A, 5.250%, 8/01/55,
(UB)
2/32 at 100.00 5,249,155
50,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 104.00 49,721,695
130,450 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24), 144A
4/24 at 100.00 130,422,619
1,720 Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29, 144A
6/27 at 100.00 1,757,959
Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 4 Project, Series 2015
:
1,120 5.125%, 11/01/36 11/26 at 100.00 1,136,220
1,485 5.375%, 11/01/46 11/26 at 100.00 1,500,109
2,465 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%,
11/01/46
11/26 at 100.00 2,467,949
4,250 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.500%, 11/01/44
11/24 at 100.00 4,286,510
Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017
:
1,000 5.000%, 12/15/37 12/27 at 100.00 1,010,811
2,000 5.125%, 12/15/46 12/27 at 100.00 2,008,415
440 Forest Lake Community Development District, Polk County, Florida,
Specia Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.500%, 5/01/52, 144A
5/32 at 100.00 452,690
FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020
:
5,525 5.375%, 11/01/40 11/29 at 100.00 5,242,933

65
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 8,390 5.500%, 11/01/50 11/29 at 100.00 $ 7,772,823
1,500 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.750%, 5/01/33
4/24 at 100.00 1,501,505
3,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment Area
Project, Improvement Series 2014A-1, 5.000%, 5/01/44
5/24 at 100.00 2,999,963
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area, Refunding Series 2014A-2, 5.000%, 5/01/39
5/24 at 100.00 1,000,207
2,095 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 2,092,133
4,500 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45
5/24 at 100.00 4,502,951
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
5/24 at 100.00 1,001,342
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Series 2019A
:
1,840 4.750%, 11/01/39 11/29 at 100.00 1,819,625
3,670 5.000%, 11/01/50 11/29 at 100.00 3,585,972
8,000 (d) Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/54, (AMT), (UB)
10/29 at 100.00 8,201,786
20,000 (d) Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 4.000%, 10/01/52,
(AMT), (UB)
10/27 at 100.00 18,495,108
Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A
:
850 5.000%, 11/01/28 No Opt. Call 869,835
9,980 5.875%, 11/01/47 11/32 at 100.00 10,575,633
2,305 Hacienda Lakes Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2016, 4.625%, 5/01/46
5/26 at 100.00 2,146,389
1,155 Hamilton Bluff Community Development District, Lake Hamilton, Florida,
Special Assessment Bonds, Area 1 Project, Series 2024, 5.800%, 5/01/54,
144A
5/34 at 100.00 1,160,185
1,000 Hammock Oaks Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023, 5.750%, 5/01/53,
144A
5/33 at 100.00 1,028,062
1,370 Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022, 4.700%,
5/01/42, 144A
5/32 at 100.00 1,297,972
4,725 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%,
5/01/32
5/24 at 100.00 4,727,349
Harmony West Community Development District, Osceloa County,
Florida, Special Asssessment Revenue Bonds, Assessment Area 1, Series
2018
:
930 5.100%, 5/01/38, 144A 5/32 at 100.00 959,522
1,870 5.250%, 5/01/49, 144A 5/32 at 100.00 1,899,747
1,000 Harmony West Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series
2023, 5.300%, 5/01/53, 144A
5/33 at 100.00 1,021,638

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
66
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,000 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 4, Series 2023, 5.500%, 5/01/53
5/33 at 100.00 $ 1,022,402
3,900 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50
1/29 at 100.00 3,907,008
760 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 5.000%, 11/01/34
11/24 at 100.00 762,190
270 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%,
5/01/38
5/27 at 100.00 274,167
560 Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-
2, 5.000%, 5/01/36, 144A
5/27 at 100.00 567,475
800 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 820,624
4,455 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series 2016A-1,
6.250%, 11/01/47
11/36 at 100.00 4,852,616
410 Highland Meadows Community Development District, Davenport, Florida,
Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36
4/24 at 100.00 410,246
1,015 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project,
Series 2017, 5.000%, 11/01/48
11/27 at 100.00 1,010,791
Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2017
:
390 5.375%, 11/01/37 11/27 at 100.00 398,170
790 5.500%, 11/01/47 11/27 at 100.00 799,776
310 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2017, 5.500%, 11/01/47
11/27 at 100.00 313,836
2,045 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A
11/29 at 100.00 2,023,595
Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Assessment Area 4 Project, Series 2018
:
710 5.250%, 6/15/39, 144A 12/29 at 100.00 724,657
1,205 5.375%, 6/15/49, 144A 12/29 at 100.00 1,218,892
1,900 Hills of Minneola Community Development District, Florida, Special
Assessment Revenue Bonds, South Parcel Assessment Area Phase 2,
Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 1,557,932
16,490 (d) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT), (UB)
10/31 at 100.00 15,224,226
22,300 (d) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2018A, 5.000%, 10/01/48,
(AMT), (UB)
10/28 at 100.00 22,828,740
Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A
:
3,000 4.000%, 8/01/50 2/31 at 100.00 2,750,963
12,995 (d) 3.500%, 8/01/55 2/31 at 100.00 10,293,809
3,150 (d) 4.000%, 8/01/55, (UB) 2/31 at 100.00 2,800,869

67
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 350 Holly Hill Road East Community Development District, Davenport, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2020, 5.000%,
11/01/41
No Opt. Call $ 374,469
Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019
:
415 5.000%, 11/01/39, 144A 11/29 at 100.00 419,235
620 5.125%, 11/01/49, 144A 11/29 at 100.00 618,487
1,720 Island Lake Estates Community Development District, Charlotte County,
Florida, Special Assessment Bonds, 2023 Project Series 2023, 6.000%,
12/15/53, 144A
12/33 at 100.00 1,796,978
Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015
:
1,905 5.000%, 11/01/35 11/25 at 100.00 1,918,664
2,905 5.125%, 11/01/45 11/25 at 100.00 2,909,311
985 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 973,202
4,265 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2023A,
5.500%, 10/01/53
10/33 at 100.00 4,782,057
K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
:
490 5.125%, 11/01/34 11/24 at 100.00 491,801
895 5.375%, 11/01/44 11/24 at 100.00 897,035
K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
:
610 5.125%, 11/01/34 11/24 at 100.00 612,241
1,025 5.375%, 11/01/44 11/24 at 100.00 1,027,331
1,000 Knightsbridge Community Development District, Florida, Special
Assessment Bonds, Series 2024, 5.500%, 6/15/54, 144A, (WI/DD)
6/34 at 100.00 1,001,458
825 Lake County, Florida, Educational Facilities Revenue Bonds, Imagine
South Lake Charter School Project, Series 2019A, 5.000%, 1/15/49, 144A
7/29 at 100.00 772,651
2,725 Lake Deer Community Development District, Polk County Florida, Special
Assessment Revenue Bonds, Series 2022, 5.625%, 5/01/53
5/37 at 100.00 2,752,112
1,370 Lake Emma Community Development District, Lake County, Florida,
Special Assessment Bonds, Area 2 2023 Project, Series 2023, 5.500%,
5/01/53
5/33 at 100.00 1,390,894
1,000 Lake Harris Community Development District, Lake County, Florida,
Special Assessment  Bonds, 2023 Project Area Series 2023, 5.625%,
5/01/53, 144A
5/33 at 100.00 1,029,309
8,180 Lakes by the Bay South Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34
5/24 at 100.00 8,185,949
2,940 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45
5/25 at 100.00 2,961,235
Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2018
:
1,595 5.000%, 5/01/38 5/28 at 100.00 1,613,830
2,660 5.100%, 5/01/48 5/28 at 100.00 2,663,020
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, Series 2019
:
420 4.875%, 5/01/39 5/29 at 100.00 416,586
575 5.000%, 5/01/49 5/29 at 100.00 556,801
3,695 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A
5/27 at 100.00 3,722,550

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
68
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,110 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 4.700%,
5/01/39
5/29 at 100.00 $ 1,106,397
2,550 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018, 5.100%,
5/01/48
5/28 at 100.00 2,565,647
Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018
:
2,250 5.300%, 5/01/39 5/29 at 100.00 2,309,508
3,995 5.450%, 5/01/48 5/29 at 100.00 4,073,496
Lawson Dunes Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022
:
1,355 5.000%, 5/01/42, 144A 5/32 at 100.00 1,363,897
2,465 5.125%, 5/01/52, 144A 5/32 at 100.00 2,444,943
1,665 Lee County Housing Finance Authority, Florida, Multifamily Housing
Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47,
(Mandatory Put 9/15/27)
4/24 at 100.00 1,666,348
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A
:
4,865 5.250%, 6/15/27 4/24 at 100.00 4,864,588
35,550 5.375%, 6/15/37 4/24 at 100.00 34,872,303
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A
:
2,625 5.500%, 6/15/32, 144A 4/24 at 100.00 2,625,316
4,700 5.750%, 6/15/42, 144A 4/24 at 100.00 4,603,543
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A
:
790 5.375%, 12/01/32, 144A 4/24 at 104.00 685,720
2,000 5.625%, 12/01/37, 144A 4/24 at 104.00 1,646,877
11,650 5.750%, 12/01/52, 144A 4/24 at 104.00 8,625,826
Lee County, Florida, Airport Revenue Bonds, Series 2021B
:
10,000 (d) 5.000%, 10/01/46, (AMT), (UB) 10/31 at 100.00 10,475,675
20,045 (d) 4.000%, 10/01/51, (AMT), (UB) 10/31 at 100.00 18,390,237
172 Lexington Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2007, 5.400%, 5/01/37
4/24 at 100.00 172,088
1,185 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 1,110,498
Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019
:
3,580 4.375%, 5/01/40 5/30 at 100.00 3,371,027
5,810 4.500%, 5/01/51 5/30 at 100.00 5,214,208
Majorca Isles Community Development District, Mianmi Gardens, Florida,
Special Assessment Bonds, Series 2015
:
1,000 5.375%, 5/01/35 5/26 at 100.00 1,014,955
3,615 5.625%, 5/01/46 5/26 at 100.00 3,653,424
16,150 (d) Manatee County, Florida, Revenue Improvement and Refunding Bonds,
Series 2022, 4.000%, 10/01/52, (UB)
10/32 at 100.00 15,375,998
3,595 Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022,
6.625%, 5/01/53, 144A
5/42 at 100.00 3,897,283
410 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34
5/24 at 100.00 410,508

69
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,700 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 5.000%, 5/01/48
5/28 at 100.00 $ 2,681,424
1,000 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 880,170
Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017
:
3,895 5.875%, 7/01/37, 144A 7/27 at 100.00 3,945,588
6,530 6.000%, 7/01/47, 144A 7/27 at 100.00 6,573,204
Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017
:
13,505 5.125%, 11/01/39 11/27 at 100.00 13,753,978
12,255 5.250%, 11/01/49 11/27 at 100.00 12,470,218
6,200 (d) Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New
Administrative Building Series 2023A, 5.000%, 3/01/48, (UB)
No Opt. Call 6,790,836
32,240 (d) Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53, (UB)
4/28 at 100.00 33,005,529
30 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
4/24 at 100.00 30,093
6,300 Miami-Dade County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, CFC-MB I, LLC Collins Park Housing Project
Series 2023, 6.250%, 1/01/59, 144A
1/33 at 100.00 6,343,505
4,325 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Inc. , Series 2017, 5.000%, 9/15/44, 144A
9/27 at 100.00 4,214,250
Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014
:
1,000 5.000%, 9/15/34 9/24 at 100.00 1,001,361
1,730 5.250%, 9/15/44 9/24 at 100.00 1,697,066
Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A
:
1,500 5.750%, 9/15/35, 144A 9/25 at 100.00 1,508,166
3,500 6.000%, 9/15/45, 144A 9/25 at 100.00 3,516,250
12,855 (d) Miami-Dade County, Florida, General Obligation Bonds, Public Health
Trust Program Series 2021A, 4.000%, 7/01/50, (UB)
7/31 at 100.00 12,251,540
14,790 (d) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB)
10/31 at 100.00 14,087,703
Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A
:
14,850 (d) 5.000%, 10/01/47, (AMT), (UB) 10/32 at 100.00 15,490,136
2,030 (d) 5.250%, 10/01/52, (AMT), (UB) 10/32 at 100.00 2,140,468
2,000 5.250%, 10/01/52, (AMT) 10/32 at 100.00 2,108,835
Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1
:
11,960 (d) 4.000%, 10/01/46, (AMT), (UB) 10/31 at 100.00 11,327,457
7,935 (d) 4.000%, 10/01/50, (AMT), (UB) 10/31 at 100.00 7,375,710
4,000 Miami-Dade County, Florida, Special Assessment Revenue Bonds, Ojus
Sanitary Sewer Special Benefit Area, Series 2021, 5.100%, 7/01/51, 144A
7/31 at 100.00 4,030,768
5,000 (d) Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2018, 4.000%, 7/01/48, (UB)
7/28 at 100.00 4,812,742
9,085 (d) Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2020A, 4.000%, 7/01/49, (UB)
7/30 at 100.00 8,731,876

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
70
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 10,700 (d) Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49, (UB)
10/29 at 100.00 $ 10,303,110
15,995 (d) Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/51, (UB)
10/31 at 100.00 15,253,006
2,400 Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53, 144A
11/30 at 100.00 2,517,202
Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Infrastrusture Project, Refunding Series
2014B
:
975 5.000%, 5/01/29 4/24 at 100.00 975,298
3,705 5.000%, 5/01/37 4/24 at 100.00 3,705,287
9,770 Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Parking Garage Project, Refunding Series
2014A, 5.000%, 5/01/37
4/24 at 100.00 9,770,756
9,140 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
4/24 at 100.00 9,142,418
Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2022
:
305 5.125%, 5/01/32, 144A No Opt. Call 314,644
915 5.600%, 5/01/42, 144A 5/32 at 100.00 945,558
1,510 5.750%, 5/01/53, 144A 5/32 at 100.00 1,554,304
2,625 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 5.625%, 11/01/45
11/24 at 100.00 2,634,910
2,645 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2018, 5.125%, 11/01/48, 144A
11/28 at 100.00 2,656,233
870 (c) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38
4/24 at 100.00 278,400
1,590 (c) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/22
No Opt. Call 508,800
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2023
:
1,000 5.750%, 5/01/43, 144A 5/33 at 100.00 1,028,511
2,055 6.000%, 5/01/54, 144A 5/33 at 100.00 2,112,970
North Boulevard Community Development District, Haines, Polk County,
Florida, Special Assessment Bonds, Series 2019
:
715 5.500%, 11/01/39 11/30 at 100.00 740,416
1,240 5.625%, 11/01/49 11/30 at 100.00 1,270,748
1,945 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52, 144A
5/32 at 100.00 1,971,348
1,000 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38
5/28 at 100.00 1,011,353
8,025 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%, 5/01/48
5/28 at 100.00 8,002,379
5,000 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48, 144A
5/28 at 100.00 4,982,443
2,000 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2014, 5.000%,
8/01/46
8/24 at 100.00 2,000,794
3,000 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%,
8/01/46
8/27 at 100.00 3,008,914

71
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 13,280 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.500%,
8/01/46
8/26 at 100.00 $ 13,432,421
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2018A
:
3,280 5.500%, 8/01/39 8/29 at 100.00 3,399,803
5,730 5.625%, 8/01/49 8/29 at 100.00 5,869,938
3,400 Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds,
Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%,
12/01/49, (AMT), 144A
12/29 at 100.00 2,757,894
1,500 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 4.000%, 6/15/50
6/30 at 100.00 1,255,228
1,185 Orange Blossom Groves Community Development District, Collier
County, Florida, Special Assessment Bonds, 2023 Project, Series 2023,
5.375%, 6/15/53
6/33 at 100.00 1,216,485
2,240 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36
5/26 at 100.00 2,260,449
Osceola Chain Lakes Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018
:
855 5.125%, 5/01/38 5/28 at 100.00 867,868
1,130 5.250%, 5/01/48 5/28 at 100.00 1,136,916
2,700 Palermo Community Development District, Florida, Special Assessment
Bonds, 2023 Project, Series 2023, 5.250%, 6/15/53
6/33 at 100.00 2,743,119
17,865 (d) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group, Series
2019, 4.000%, 8/15/49, (UB)
8/29 at 100.00 16,531,876
9,815 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57, 144A
6/31 at 100.00 8,769,127
1,250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series 2022,
5.125%, 5/01/51
5/32 at 100.00 1,241,176
1,000 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2023, 5.600%, 5/01/53
5/33 at 100.00 1,023,613
545 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44
11/27 at 100.00 586,247
2,185 Park East Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021, 4.000%, 11/01/51
11/31 at 100.00 1,800,144
800 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020, 3.875%, 5/01/40
5/30 at 100.00 666,156
3,000 Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023,
5.400%, 5/01/53
5/33 at 100.00 3,019,110
1,000 (d) Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt
Cancer Center and Research Institute Capital Improvement Series 2023A,
5.000%, 9/01/48 - AGM Insured
3/33 at 100.00 1,063,028
2,000 Peace Creek Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area One Series 2023, 5.375%,
6/15/53, 144A
6/33 at 100.00 2,056,109
9,720 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
4/24 at 107.00 9,510,990

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
72
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 950 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%,
5/01/37
5/27 at 100.00 $ 978,557
Preserve at South Branch Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018
:
500 5.250%, 11/01/38 11/29 at 100.00 522,053
1,000 5.375%, 11/01/49 11/29 at 100.00 1,021,628
1,870 Preston Cove Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 1,568,630
2,215 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45,
(AMT)
4/24 at 100.00 2,215,259
1,000 Ranches at Lake McLeod Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023, 5.500%, 6/15/53, 144A
6/33 at 100.00 1,025,311
Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2012
:
1,155 6.125%, 11/01/32 No Opt. Call 1,240,161
1,000 6.875%, 11/01/42 11/32 at 100.00 1,122,474
Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015
:
1,350 5.000%, 11/01/35 11/25 at 100.00 1,360,565
2,270 5.200%, 11/01/45 11/25 at 100.00 2,277,745
725 Regal Village Community Development District, Florida City, Florida,
Capital Improvement Revenue Bonds, Series 2024, 5.500%, 5/01/54,
144A
5/34 at 100.00 727,786
7,485 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33
5/25 at 100.00 7,558,484
2,705 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 5.000%, 11/01/47, 144A
11/27 at 100.00 2,713,994
2,530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 2,538,296
Reunion West Community Development District, Osceola County, Florida,
Special Assessment Bonds, Area 5 Project, Series 2019
:
675 4.500%, 5/01/39 5/29 at 100.00 656,945
2,000 4.625%, 5/01/50 5/29 at 100.00 1,874,652
160 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 152,854
1,065 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2022, 4.000%, 5/01/52
5/32 at 100.00 913,792
998 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 992,676
1,365 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 5.000%, 5/01/38
5/28 at 100.00 1,383,119
Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
:
565 5.450%, 5/01/31 5/26 at 100.00 572,044
820 5.600%, 5/01/37 5/26 at 100.00 828,602
1,300 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50
5/30 at 100.00 1,240,394

73
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
:
$ 1,000 5.875%, 11/01/37 11/27 at 100.00 $ 1,039,760
995 6.000%, 11/01/47 11/27 at 100.00 1,027,203
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
:
2,000 5.375%, 11/01/38, 144A 11/29 at 100.00 2,056,584
3,760 5.500%, 11/01/49, 144A 11/29 at 100.00 3,824,855
1,510 Rolling Oaks Community Development District, Osceola County, Florida,
Special Assessment Bonds, 2022 Assessment Area, Series 2022, 6.500%,
5/01/53, 144A
5/33 at 100.00 1,588,063
1,900 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 7.125%, 11/01/44
11/24 at 100.00 1,923,829
1,700 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 1,719,965
1,250 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 5.000%, 11/01/47, 144A
11/27 at 100.00 1,250,078
1,250 Saint Augustine Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, 2022 Project, Series 2022,
5.500%, 6/15/53
6/33 at 100.00 1,272,470
3,350 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 2,454,840
1,000 Saltmeadows Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2022,
5.500%, 5/01/53
5/33 at 100.00 1,019,273
3,380 Sandridge Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Phase II Project, Series 2022, 4.300%,
5/01/52
5/32 at 100.00 3,090,104
27,500 (d) Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 4.000%, 7/01/48, (UB)
7/28 at 100.00 26,259,129
15,000 (d) Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2022, 4.000%, 7/01/52, (UB)
7/32 at 100.00 14,228,693
1,980 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2022, 4.000%, 7/01/52
7/32 at 100.00 1,878,187
2,500 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2023 Project Series 2023, 5.750%,
5/01/53, 144A
5/33 at 100.00 2,544,069
1,045 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023,
6.375%, 11/01/53
11/33 at 100.00 1,097,708
2,410 Scenic Terrace North Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2023, 6.125%, 5/01/54, 144A
5/33 at 100.00 2,490,309
4,100 Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series
2022, 4.625%, 5/01/53, 144A
5/32 at 100.00 3,731,290
1,130 Seaton Creek Reserve Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023, 5.500%, 6/15/53, 144A
6/33 at 100.00 1,158,602
1,185 Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023, 5.000%, 6/15/53
6/33 at 100.00 1,186,645

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
74
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,140 Seminole Palms Community Development District, Palm Coast, Florida,
Special Assessment Revenue Bonds, 2023 Project Area Series 2023,
5.700%, 5/01/53, 144A
5/33 at 100.00 $ 1,168,341
Shell Point Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Refunding Series 2019
:
1,500 5.250%, 11/01/39, 144A 11/29 at 100.00 1,531,865
2,990 5.375%, 11/01/49, 144A 11/29 at 100.00 3,023,934
1,750 Sherwood Manor Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area Two, Series 2023,
5.625%, 5/01/53
5/33 at 100.00 1,796,833
4,000 Shingle Creek Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Assessment Area 2 Series 2019,
5.000%, 5/01/49
5/29 at 100.00 3,967,281
Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1A, Series 2018A-1
:
390 5.250%, 11/01/38, 144A 11/28 at 100.00 397,057
580 5.375%, 11/01/48, 144A 11/28 at 100.00 585,926
1,530 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%,
5/01/49, 144A
No Opt. Call 1,579,440
310 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A
11/27 at 100.00 313,687
1,995 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015,
5.000%, 5/01/38
5/24 at 101.00 2,015,233
3,950 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A,
5.250%, 11/01/48
11/27 at 100.00 3,966,325
1,500 Six Mile Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, 2023 Project Area Series
2023, 5.700%, 5/01/54, 144A
5/33 at 100.00 1,535,131
Solterra Resort Community Development District, Polk County, Florida,
Special Assessment Bonds, Series 2018
:
995 5.250%, 5/01/39 5/31 at 100.00 1,014,178
2,925 5.375%, 5/01/49 5/31 at 100.00 2,965,660
1,000 Sorrento Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023, 5.500%, 5/01/53,
144A
5/33 at 100.00 1,023,628
15,000 (d) South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44, (UB)
5/26 at 100.00 14,361,513
5,000 (d) South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Series 2018, 4.000%, 5/01/48,
(UB)
5/28 at 100.00 4,751,081
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
:
45 5.000%, 5/01/29 5/27 at 100.00 45,895
780 5.375%, 5/01/37 5/27 at 100.00 795,669
2,740 5.625%, 5/01/47 5/27 at 100.00 2,780,295
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
:
1,510 5.000%, 5/01/38 5/28 at 100.00 1,527,805
3,750 5.375%, 5/01/49 5/28 at 100.00 3,782,235

75
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 8,250 South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017, 5.000%, 8/01/47 - BAM Insured
8/27 at 100.00 $ 8,478,420
South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2
:
400 4.875%, 5/01/35 5/26 at 100.00 402,793
100 5.000%, 5/01/38 5/26 at 100.00 100,623
2,015 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34
4/24 at 101.00 2,034,525
Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019
:
1,000 5.000%, 5/01/39 5/29 at 100.00 1,012,322
1,250 5.250%, 5/01/49 5/29 at 100.00 1,259,022
Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014
:
2,125 5.125%, 11/01/34 11/24 at 100.00 2,133,171
3,265 5.500%, 11/01/44 11/24 at 100.00 3,275,319
Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area Two Project, Series 2017
:
1,525 5.125%, 11/01/37, 144A 11/27 at 100.00 1,546,572
3,000 5.250%, 11/01/47, 144A 11/27 at 100.00 3,013,450
2,400 State of Florida, Board of Governors, Florida Polytechnic University,
Florida, Dormitory Revenue Bonds, Series 2023A, 4.250%, 7/01/39 - BAM
Insured
7/33 at 100.00 2,448,857
2,195 Stonegate Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34
4/24 at 100.00 2,196,053
1,000 Stonegate Preserve Community Development District, Florida, Manatee
County, Special Assessment Revenue Bonds, 2023 Project Area Series
2023, 6.125%, 12/15/53
12/33 at 100.00 1,046,410
885 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
3, 5.875%, 11/01/29
4/24 at 101.00 894,500
1,000 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series 2022,
6.375%, 11/01/52, 144A
11/42 at 100.00 1,088,131
1,000 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, 2023
Assessment Area Series 2023, 5.500%, 6/15/53, 144A
6/33 at 100.00 1,050,897
3,945 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 5.500%, 11/01/44
11/29 at 100.00 4,121,137
1,075 Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.375%, 6/15/52, 144A
6/32 at 100.00 1,086,629
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1
:
500 5.250%, 11/01/38, 144A 11/28 at 100.00 510,519
1,320 5.375%, 11/01/48, 144A 11/28 at 100.00 1,333,486
1,561 Summit At Fern Hill Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/46
5/27 at 100.00 1,562,588
1,000 Summit View Community Development District, Dade City, Florida,
Special Assessment Area Two Revenue Bonds, Series 2024, 6.000%,
5/01/54, 144A
5/34 at 100.00 1,003,766

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
76
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,820 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021A, 5.000%, 5/01/52
No Opt. Call $ 1,710,299
465 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call 446,904
Sunbridge Stewardship District, Florida, Special Assessment Revenue
Bonds, Weslyn Park Project, Series 2022
:
1,000 5.200%, 5/01/42, 144A 5/32 at 100.00 1,007,828
2,000 5.350%, 5/01/52, 144A 5/32 at 100.00 2,007,714
11,540 (d) Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 5.000%, 11/15/46, (UB)
5/26 at 100.00 11,708,685
1,500 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 4.000%, 7/01/45
7/30 at 100.00 1,439,335
1,815 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 1,807,694
2,000 Terreno Community Development District, Collier County, Florida, Special
Assessment Bonds, Series 2023, 5.250%, 5/01/53
5/33 at 100.00 2,015,700
5,255 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 4,924,612
4,170 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
4/24 at 100.00 4,055,101
Timber Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
995 5.000%, 11/01/38, 144A 11/32 at 100.00 1,015,187
1,250 5.000%, 11/01/48, 144A 11/32 at 100.00 1,235,998
1,075 Tohoqua Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2018, 4.800%, 5/01/48
5/28 at 100.00 1,038,446
Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018
:
580 4.850%, 5/01/38, 144A 5/28 at 100.00 582,367
975 5.000%, 5/01/48, 144A 5/28 at 100.00 972,334
4,795 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A
5/28 at 100.00 4,935,796
18,550 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
4/24 at 100.00 17,881,389
23,470 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
4/24 at 100.00 235
8,035 (d) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured, 144A,
(UB)
5/32 at 100.00 8,205,363
2,265 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39
5/28 at 100.00 2,297,458
3,225 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44
11/26 at 102.00 3,378,085
280 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018, 5.375%, 5/01/38
5/29 at 100.00 288,900
Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3A Project, Series 2018
:
1,265 5.375%, 5/01/38 5/29 at 100.00 1,305,176
2,595 5.500%, 5/01/49 5/29 at 100.00 2,648,500
1,755 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 1,624,117

77
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 825 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.375%, 11/01/36
11/28 at 100.00 $ 872,107
705 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project,
Series 2018, 5.250%, 11/01/39, 144A
11/30 at 100.00 741,545
750 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 - AGM
Insured
11/32 at 100.00 832,260
Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2018
:
1,100 5.375%, 5/01/38 5/28 at 100.00 1,121,747
3,355 5.500%, 5/01/49 5/28 at 100.00 3,393,426
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C,
Series 2018
:
1,400 5.000%, 11/01/39 11/29 at 100.00 1,417,373
2,500 5.125%, 11/01/49 11/29 at 100.00 2,498,818
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015
:
275 5.000%, 11/01/36 11/25 at 100.00 276,776
555 5.125%, 11/01/45 11/25 at 100.00 556,110
2,435 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%,
11/01/45
11/28 at 100.00 2,492,053
9,705 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
6.375%, 11/01/47
11/31 at 100.00 10,218,878
2,040 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2,
6.375%, 11/01/47
11/31 at 100.00 2,148,018
1,000 Twisted Oaks Pointe Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project Series 2023,
5.625%, 5/01/53, 144A
5/33 at 100.00 1,015,932
1,000 Twisted Oaks Pointe Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project Series 2023,
6.125%, 5/01/54, 144A
5/33 at 100.00 1,034,468
615 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-
2, 4.750%, 5/01/37
5/26 at 100.00 615,940
7,000 Two Rivers East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, 2023 Project Series 2023, 5.875%,
5/01/53, 144A
5/33 at 100.00 7,165,192
5,000 Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022, 6.250%, 5/01/53,
144A
5/33 at 100.00 5,209,801
255 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 260,433
1,985 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.500%, 11/01/47, 144A
11/28 at 100.00 2,020,922
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-1
:
1,470 5.000%, 11/01/39, 144A 11/29 at 100.00 1,488,242

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
78
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,620 5.125%, 11/01/49, 144A 11/29 at 100.00 $ 2,625,548
840 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call 849,960
1,525 Varrea South Community Development District, Plant City, Florida, Capital
Improvement Revenue Bonds, 2023 Assessment Area Series 2023,
5.400%, 5/01/53, 144A
5/33 at 100.00 1,563,424
3,000 V-Dana Community Development District, Lee County, Florida, Special
Assessment Bonds, Area 2 - 2023 Project, Series 2023, 5.500%, 5/01/54,
144A
5/33 at 100.00 3,077,443
1,055 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 1,142,183
1,000 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area 5 Phase 2 Veranda Estates Project,
Refunding Series 2024, 5.625%, 5/01/54
5/34 at 100.00 1,011,063
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area One-Gardens East Project, Series
2018A
:
1,110 5.000%, 11/01/39 11/29 at 100.00 1,124,442
1,055 5.000%, 11/01/39 11/29 at 100.00 1,068,726
1,815 5.125%, 11/01/49 11/29 at 100.00 1,815,415
1,740 5.125%, 11/01/49 11/29 at 100.00 1,740,398
4,050 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33
4/24 at 100.00 4,051,528
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017
:
1,640 4.750%, 11/01/38 11/27 at 100.00 1,637,551
2,200 5.000%, 11/01/48 11/27 at 100.00 2,167,923
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017
:
1,295 4.750%, 11/01/38 11/27 at 100.00 1,293,066
1,795 5.000%, 11/01/48 11/27 at 100.00 1,768,829
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017
:
895 5.000%, 11/01/38 11/27 at 100.00 904,474
1,410 5.125%, 11/01/48 11/27 at 100.00 1,410,875
Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022
:
1,140 6.450%, 11/01/42 11/32 at 100.00 1,214,829
1,500 6.625%, 11/01/52 11/32 at 100.00 1,601,954
1,195 Verano 4 Community Development District, Florida, Special Assessment
Revenue Bonds, Arbor Creek Phase One Assessment Area Series 2023,
5.625%, 5/01/53, 144A
5/33 at 100.00 1,236,140
3,725 Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 5.250%, 5/01/54, 144A
5/31 at 100.00 3,866,116
1,625 Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2022, 5.250%,
5/01/53, 144A
5/32 at 100.00 1,631,267
1,310 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 5 Project, Series 2023, 5.750%, 5/01/53,
144A
5/33 at 100.00 1,340,612

79
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,000 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 6 Project, Series 2024, 5.750%, 5/01/54,
144A
5/34 at 100.00 $ 1,018,320
1,790 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50
5/29 at 100.00 1,708,824
1,000 Waterford Community Development District, Hernando County, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2023,
5.600%, 5/01/53
5/33 at 100.00 1,022,076
Waterset Central Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
1,925 5.125%, 11/01/38, 144A 11/28 at 100.00 1,955,596
4,000 5.250%, 11/01/49, 144A 11/28 at 100.00 4,019,195
Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
1,920 5.125%, 11/01/35 11/24 at 100.00 1,926,946
1,470 5.250%, 5/01/39 5/27 at 100.00 1,488,686
1,340 Wellness Ridge Community Development District, Lake County, Florida,
Special Assessment Revenue Bonds, Area One Series 2023, 5.375%,
6/15/53, 144A
6/33 at 100.00 1,375,603
1,270 West Hillcrest Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 5.500%, 6/15/53,
144A
6/33 at 100.00 1,305,804
2,400 West Port Community Developement District, Charlotte County, Florida,
Special Assessment Bonds, Assessment Area 1- 2021 Project, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 1,986,999
1,500 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 10 Series 2024, 5.625%, , (WI/DD)
No Opt. Call 1,490,292
710 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%,
5/01/50, 144A
5/29 at 100.00 695,699
3,000 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 8 Master Infrastructure, Series 2022, 5.500%,
5/01/53
5/33 at 100.00 3,062,682
2,500 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 9 Series 2023, 5.625%, 5/01/53, 144A
5/33 at 100.00 2,576,920
Westside Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area,
Series 2018
:
455 5.000%, 5/01/38, 144A 5/28 at 100.00 461,965
575 5.200%, 5/01/48, 144A 5/28 at 100.00 579,571
Westview North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
:
750 5.750%, 6/15/42, 144A 6/32 at 100.00 779,734
1,500 6.000%, 6/15/52, 144A 6/32 at 100.00 1,557,861
3,910 Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 1 Project
Series 2023, 5.600%, 5/01/53, 144A
5/33 at 100.00 3,975,277
1,000 Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 2 Series
2023, 5.625%, 5/01/53
5/33 at 100.00 1,022,415
2,580 Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
11/01/47, 144A
11/27 at 100.00 2,572,795

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
80
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Willows Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
$ 1,500 5.000%, 5/01/39 5/29 at 100.00 $ 1,517,133
3,000 5.200%, 5/01/50 5/29 at 100.00 3,005,924
1,250 Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2023,
5.625%, 5/01/53, 144A
5/33 at 100.00 1,282,091
1,870 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series
2015, 5.000%, 11/01/45
11/26 at 100.00 1,870,674
1,000 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 983,295
275 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call 270,494
Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2014
:
300 5.375%, 5/01/35 5/25 at 100.00 302,790
2,365 5.625%, 5/01/45 5/25 at 100.00 2,379,015
1,700 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 5.000%, 5/01/47
5/26 at 100.00 1,652,310
1,000 Woodcreek Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022,
6.000%, 5/01/53
5/33 at 100.00 1,051,883
Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016
:
510 5.125%, 5/01/36 5/28 at 100.00 520,010
925 5.500%, 5/01/46 5/28 at 100.00 939,045
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2019
:
1,495 5.500%, 11/01/39, 144A 11/30 at 100.00 1,548,819
2,565 5.625%, 11/01/49, 144A 11/30 at 100.00 2,628,604
Total Florida 2,753,527,127
Georgia - 2.3%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
500 (c) 6.500%, 1/01/29 1/28 at 100.00 225,000
24,900 (c) 6.750%, 1/01/35 1/28 at 100.00 11,205,000
33,710 (c) 7.000%, 1/01/40 1/28 at 100.00 15,169,500
1,290 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%,
11/01/48
4/24 at 100.00 957,931
8,810 (d) Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%,
7/01/49, (AMT), (UB)
7/29 at 100.00 8,294,917
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
3,600 (d) 5.250%, 7/01/42, (AMT), (UB) 7/33 at 100.00 3,990,547
4,650 (d) 5.250%, 7/01/43, (AMT), (UB) 7/33 at 100.00 5,130,830
25,665 (d) Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49, (UB)
7/29 at 100.00 24,629,014
420 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 390,641

81
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 5,510 (d) Classic Center Authority, Clarke County, Georgia, Revenue Bonds, Classic
Center Arena Project Series 2021, 3.000%, 5/01/61
5/32 at 100.00 $ 4,011,187
5,515 (d) Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/47, (UB)
4/27 at 100.00 5,608,456
Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023A
:
3,945 5.000%, 4/01/53 - AGM Insured 4/33 at 100.00 4,214,064
3,500 (d) 5.750%, 4/01/53, (UB) 4/33 at 100.00 3,945,922
6,030 (d) Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 2017, 4.000%, 8/15/48, (UB)
2/28 at 100.00 5,854,691
4,750 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
4/24 at 100.00 4,751,535
Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A
:
10,000 (d) 5.000%, 4/01/47, (UB) 4/27 at 100.00 10,169,458
5,650 5.000%, 4/01/47 4/27 at 100.00 5,745,744
7,785 (d) 4.000%, 4/01/50, (UB) 4/30 at 100.00 7,347,448
Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A
:
11,900 (d) 4.000%, 1/01/59 - AGM Insured, (UB) 7/28 at 100.00 10,962,133
25,395 (d) 5.000%, 1/01/63, (UB) 7/28 at 100.00 25,862,215
Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017
:
1,840 5.875%, 6/15/47, 144A 6/27 at 100.00 1,880,396
1,550 6.000%, 6/15/52, 144A 6/27 at 100.00 1,584,634
34,665 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/49, (UB)
No Opt. Call 36,885,820
7,250 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 7,056,493
12,500 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2024A-1, 5.000%, 5/01/54, (Mandatory Put 9/01/31), (UB)
6/31 at 100.23 13,399,333
5,765 (d) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60, (UB)
7/25 at 100.00 5,770,956
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A
:
11,600 (d) 4.000%, 1/01/49 - BAM Insured, (UB) 7/28 at 100.00 11,047,208
56,015 (d) 5.000%, 1/01/49 - BAM Insured, (UB) 7/28 at 100.00 57,442,447
1,300 5.000%, 1/01/49 7/28 at 100.00 1,321,024
28,170 (d) 5.000%, 1/01/59, (UB) 7/28 at 100.00 28,417,335
11,200 (d) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2023A, 5.000%, 7/01/64 - AGM Insured, (UB)
1/33 at 100.00 11,835,046
15,280 (d) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2022A, 4.500%, 7/01/63, (UB)
7/32 at 100.00 15,092,246
11,650 (d) Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2019A, 4.000%, 1/01/49 - BAM Insured, (UB)
1/29 at 100.00 11,094,825
15,220 (d) Walton Industrial Building Authority, Georgia, Revenue Bonds, Walton
County Jail Facility Project, Series 2021, 4.000%, 2/01/52, (UB)
2/32 at 100.00 14,675,147
3,330 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.250%, 10/01/49
10/26 at 103.00 2,877,822
Total Georgia 378,846,965

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
82
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Hawaii - 0.1%
$ 3,530 Hawaii County, Hawaii, Special Tax Revenue Bonds, Community Facilities
District 1-2021, Kaloko Heights Project, Series 2023, 7.250%, 5/15/52,
144A
5/33 at 100.00 $ 3,552,228
1,565 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 1,372,111
3,040 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
4/24 at 100.00 3,043,200
16,795 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT)
3/27 at 100.00 11,494,292
Total Hawaii 19,461,831
Idaho - 0.1%
3,220 Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special
Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40
4/24 at 100.00 3,224,158
955 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Compass Public Charter School, Inc. Project, Series 2018A,
6.000%, 7/01/49, 144A
7/28 at 100.00 982,958
4,040 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56, 144A
7/26 at 103.00 3,337,598
715 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Taxable Series 2021B, 5.750%, 7/15/31,
144A
7/26 at 103.00 643,242
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A
:
680 4.500%, 7/01/30, 144A 7/25 at 100.00 649,596
2,270 5.000%, 7/01/40, 144A 7/25 at 100.00 2,040,602
6,040 5.250%, 7/01/55, 144A 7/25 at 100.00 5,192,231
275 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27,
144A
7/25 at 100.00 262,322
2,220 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 1,566,838
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Xavier Charter School, Inc. Project, Series 2015A
:
975 5.000%, 6/01/35 6/25 at 100.00 985,064
2,380 5.000%, 6/01/44 6/25 at 100.00 2,385,579
2,570 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53, 144A
3/29 at 103.00 2,599,338
Total Idaho 23,869,526
Illinois - 8.9%
5,940 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
4/24 at 100.00 5,838,384
1,821 (c) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/26
12/23 at 100.00 1,821,237
4,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 3,784,323
4,360 Central Illinois Economic Development Authority, Illinois, Multifamily
Housing Revenue Bonds, Huntington Ridge Apartments Project, Series
2014, 5.000%, 8/01/30
8/24 at 100.00 4,100,093

83
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 111,670 (d) Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46, (UB)
4/27 at 100.00 $ 117,082,902
7,500 (d) Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/46, (UB)
4/28 at 100.00 7,630,988
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
5,550 (d) 5.000%, 4/01/45, (UB) 4/33 at 100.00 5,869,018
11,825 (d) 5.750%, 4/01/48, (UB) 4/33 at 100.00 13,195,941
15,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
4/24 at 100.00 14,999,177
3,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 3,000,356
16,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 18,374,803
1,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34
12/27 at 100.00 1,277,291
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46
12/27 at 100.00 5,011,848
255,480 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 265,921,187
42,670 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 46,384,522
8,750 (d) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2017, 5.000%, 12/01/46, (UB)
12/26 at 100.00 8,907,715
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
8,445 (d) 4.000%, 12/01/50 - BAM Insured, (UB) 12/29 at 100.00 7,942,756
6,905 (d) 4.000%, 12/01/55 - BAM Insured, (UB) 12/29 at 100.00 6,393,768
6,500 (d) 5.000%, 12/01/55, (UB) 12/29 at 100.00 6,687,593
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A
:
21,000 (d) 5.000%, 12/01/46 - BAM Insured, (UB) 12/31 at 100.00 22,476,180
2,375 (d) 5.000%, 12/01/52, (UB) 12/31 at 100.00 2,465,530
6,195 (d) 5.000%, 12/01/57, (UB) 12/31 at 100.00 6,410,890
79,940 (d) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.000%, 12/01/44 - BAM Insured, (UB)
12/24 at 100.00 80,078,088
555 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
4/24 at 100.00 554,517
3,774 (c) Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26
4/24 at 100.00 2,755,039
3,421 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
4/24 at 100.00 3,421,282
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A
:
4,000 5.000%, 1/01/39 1/29 at 100.00 4,174,284
7,000 (d) 4.000%, 1/01/43, (UB) 1/29 at 100.00 6,831,569
23,750 (d) 5.000%, 1/01/48, (UB) 1/29 at 100.00 24,339,717
9,000 (d) 4.375%, 1/01/53, (UB) 1/29 at 100.00 8,824,361
4,500 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 4,508,413

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
84
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 5,000 (d) Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52, (UB)
1/27 at 100.00 $ 5,041,783
5,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52
1/27 at 100.00 5,041,782
2,345 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/53
1/29 at 100.00 2,446,755
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A
:
10,000 (d) 4.500%, 1/01/48, (UB) 1/31 at 100.00 9,923,041
9,000 (d) 4.625%, 1/01/53, (UB) 1/31 at 100.00 9,024,639
25,000 (d) 5.250%, 1/01/53, (UB) 1/31 at 100.00 26,262,563
12,990 (d) 5.250%, 1/01/53 1/31 at 100.00 13,646,027
13,475 (d) 5.000%, 1/01/55, (UB) 1/32 at 100.00 14,011,446
1,490 5.000%, 1/01/55 1/32 at 100.00 1,549,318
6,000 (d) Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/43, (UB)
1/30 at 100.00 6,396,183
2,500 (d) Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
Program, Series 2002B, 5.500%, 1/01/37, (UB)
1/25 at 100.00 2,519,949
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A
:
5,000 (d) 5.625%, 1/01/30, (UB) 1/27 at 100.00 5,232,649
87,600 (d) 6.000%, 1/01/38, (UB) 1/27 at 100.00 91,783,504
2,740 (d),(g) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2003B, 5.250%, 1/01/28, (Pre-refunded 1/01/25), (UB)
1/25 at 100.00 2,773,555
Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D
:
5,000 (d) 5.500%, 1/01/33, (UB) 1/25 at 100.00 5,053,230
6,850 (d) 5.500%, 1/01/37, (UB) 1/25 at 100.00 6,904,660
10,815 (d) 5.500%, 1/01/40, (UB) 1/25 at 100.00 10,870,536
3,365 (d) Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/35, (UB)
1/26 at 100.00 3,405,236
310 Chicago, Illinois, General Obligation Bonds, Series 2014A, 5.250%,
1/01/32
4/24 at 100.00 310,241
Chicago, Illinois, General Obligation Bonds, Series 2015A
:
3,900 (d) 5.500%, 1/01/35, (UB) 1/25 at 100.00 3,937,943
4,775 (d) 5.500%, 1/01/39, (UB) 1/25 at 100.00 4,801,991
1,795 (d) Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB)
1/29 at 100.00 1,849,480
8,110 (d) Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42, (UB)
1/25 at 100.00 8,145,511
Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A
:
7,200 (d) 5.250%, 1/01/58 - AGM Insured, (UB) 7/33 at 100.00 7,764,034
7,000 5.500%, 1/01/62 - AGM Insured 7/33 at 100.00 7,715,023
9,435 (d) Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B, 4.000%, 11/01/40 - AGM Insured, (UB)
5/32 at 100.00 9,545,318
8,650 (d) Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A,
5.500%, 11/01/62 - AGM Insured, (UB)
5/33 at 100.00 9,520,703
Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series
2016A
:
11,295 (c) 6.250%, 11/01/36, 144A 11/26 at 100.00 10,331,667
13,325 (c) 6.375%, 11/01/46, 144A 11/26 at 100.00 11,225,408

85
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 600 (c) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable
Series 2016B, 10.000%, 11/01/24, 144A
No Opt. Call $ 592,167
46,000 (d) Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB)
11/28 at 100.00 44,210,177
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
4,055 5.000%, 7/01/51, 144A 7/31 at 100.00 2,988,232
4,420 5.000%, 7/01/56, 144A 7/31 at 100.00 3,177,383
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A
:
845 5.750%, 12/01/35, 144A 12/25 at 100.00 853,857
4,475 6.000%, 12/01/45, 144A 12/25 at 100.00 4,500,541
Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017
:
4,500 5.250%, 5/15/42 5/24 at 103.00 3,804,129
1,800 5.250%, 5/15/54 5/24 at 103.00 1,388,189
27,150 5.500%, 5/15/54 5/24 at 103.00 21,777,496
12,990 (d) Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2014, 4.000%, 8/01/38, (UB)
8/24 at 100.00 12,991,707
17,295 (d) Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2015, 4.125%, 5/01/45, (UB)
5/25 at 100.00 16,726,761
6,000 (d) Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39,
(UB)
8/27 at 100.00 6,008,860
2,455 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/36, (UB)
2/27 at 100.00 2,479,270
5,190 Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series
2007, 5.375%, 11/15/39
4/24 at 100.00 5,074,407
2,000 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 2,090,631
Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
:
1,300 5.000%, 3/01/47 9/32 at 100.00 1,240,242
1,200 5.000%, 3/01/52 9/32 at 100.00 1,116,532
1,500 Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University,
Refunding Series 2016, 3.000%, 9/01/30
9/26 at 100.00 1,433,340
6,000 (d) Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020A, 4.000%, 5/15/50, (UB)
11/30 at 100.00 5,450,080
3,735 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Refunding
Series 2020A, 5.000%, 4/01/50, 144A
4/25 at 100.00 3,113,790
2,600 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018A, 6.125%, 4/01/58, 144A
10/28 at 100.50 2,491,007
Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A
:
5,150 6.125%, 4/01/49, 144A 10/28 at 100.50 5,049,972
33,605 6.125%, 4/01/58, 144A 10/28 at 100.50 32,196,272
6,500 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 6,079,060
25,000 (d) Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41, (UB)
2/27 at 100.00 24,570,673
3,035 Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series
2013, 5.250%, 2/15/40
4/24 at 100.00 2,881,236

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
86
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,300 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/41
1/26 at 100.00 $ 1,315,561
14,600 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/42
3/32 at 100.00 16,264,842
Illinois State, General Obligation Bonds, May Series 2014
:
7,625 (d) 5.000%, 5/01/33, (UB) 5/24 at 100.00 7,631,955
100 5.000%, 5/01/36 5/24 at 100.00 100,060
10,285 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 11,259,261
14,250 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/39
10/32 at 100.00 16,185,378
6,665 (d) Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-
XF1010, 7.522%, 2/01/39 - AGM Insured, 144A, (IF)
2/24 at 100.00 6,679,180
1,200 Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation
Series 2015, 6.500%, 12/01/35
12/26 at 100.00 1,251,083
2,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 2,055,403
8,715 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/41 - AGM Insured
No Opt. Call 4,184,320
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
7,360 (d) 5.000%, 6/15/53, (UB) 12/25 at 100.00 7,402,845
5,000 (d) 5.500%, 6/15/53, (UB) 12/25 at 100.00 5,076,924
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A
:
10,000 0.000%, 12/15/56 - AGM Insured No Opt. Call 2,094,875
13,000 (d) 5.000%, 6/15/57, (UB) 12/27 at 100.00 13,188,777
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
5,000 (e) 0.000%, 12/15/47 6/38 at 100.00 3,593,615
19,140 0.000%, 12/15/54 No Opt. Call 3,949,013
6,980 0.000%, 12/15/54 - BAM Insured No Opt. Call 1,618,577
53,700 (d) Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured, (UB)
No Opt. Call 22,181,193
6,270 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured
No Opt. Call 2,589,871
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
28,930 (d) 0.000%, 12/15/37 - NPFG Insured No Opt. Call 17,060,015
6,000 0.000%, 12/15/40 - AGM Insured No Opt. Call 3,048,485
155 0.000%, 6/15/41 - NPFG Insured No Opt. Call 74,709
2,260 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 2,155,335
2,245 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
4/24 at 100.00 2,244,987
4,030 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
4/24 at 100.00 4,030,656
0 (h) Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project
Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24
No Opt. Call 98

87
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Series 2018A
:
$ 7,400 (d) 4.000%, 1/01/48 - BAM Insured, (UB) 1/28 at 100.00 $ 7,047,029
24,280 (d) 5.000%, 1/01/48, (UB) 1/28 at 100.00 24,926,032
10,800 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series 2012,
5.750%, 8/01/42, (AMT)
4/24 at 100.00 10,802,643
3,370 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Elgin Math & Science Academy Charter School, Series
2023A, 5.875%, 3/01/58
3/30 at 100.00 3,380,631
1,000 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%,
1/01/55, 144A
1/27 at 100.00 931,745
1,188 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series
2017, 5.500%, 3/01/47
3/25 at 100.00 1,188,811
1,047 Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain
Square, Series 2005, 6.125%, 3/01/30
4/24 at 100.00 1,047,701
3,695 (c) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
4/24 at 100.00 1,551,900
2,021 (c) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
4/24 at 100.00 2,020,714
1,900 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100
Raintree Village Project, Series 2013, 5.000%, 3/01/33
4/24 at 100.00 1,859,553
3,630 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
4/24 at 100.00 3,629,759
Total Illinois 1,438,007,494
Indiana - 1.4%
2,500 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at
the Wigwam Project, Series 2020A, 5.375%, 1/01/40, 144A
1/27 at 102.00 2,055,642
7,045 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.625%, 1/01/38, 144A
4/24 at 105.00 6,052,783
Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017
:
410 5.125%, 1/01/32 4/24 at 104.00 364,128
4,465 5.350%, 1/01/38 4/24 at 104.00 3,730,502
4,500 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 4,170,842
250 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25,
144A
No Opt. Call 247,394
1,595 (d) Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 8.631%, 4/01/30 -
AMBAC Insured, 144A, (IF)
No Opt. Call 2,249,942
Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A
:
3,750 6.000%, 3/01/33 4/24 at 100.00 3,750,068
7,355 6.250%, 3/01/43 4/24 at 100.00 6,920,069
2,465 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.375%, 7/01/47
7/27 at 100.00 2,444,296

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
88
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 3,050 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/55, 144A
12/27 at 103.00 $ 2,442,172
240 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Taxable Series 2021B, 5.000%, 12/01/27,
144A
No Opt. Call 226,629
4,370 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 4,474,713
Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016
:
2,170 7.000%, 12/01/34, 144A 12/24 at 100.00 2,196,797
5,640 7.250%, 12/01/44, 144A 12/24 at 100.00 5,698,471
4,860 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rock
Creek Community Academy Project, Series 2018A, 6.125%, 7/01/48, 144A
7/28 at 100.00 4,870,389
Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A
:
625 5.000%, 6/01/51 6/31 at 100.00 521,308
550 5.000%, 6/01/56 6/31 at 100.00 449,963
10,500 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 8,556,740
21,355 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
4/24 at 100.00 21,360,226
8,915 (d) Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016A, 5.000%, 11/01/51, (UB)
11/25 at 100.00 9,003,532
45,000 (d) Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53,
(UB)
10/33 at 100.00 48,393,247
16,500 (d) Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53
10/33 at 100.00 17,744,191
10,400 (d) Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49,
(UB)
12/29 at 100.00 10,004,864
36,975 (d) Indiana Finance Authority, Indiana, Health Facilities Project Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017A,
5.000%, 8/15/51, (UB)
8/27 at 100.00 37,376,689
2,610 (d) Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A-1, 4.650%, 7/01/49, (UB)
1/33 at 100.00 2,608,960
7,510 (d) Indianapolis Local Public Improvement Bond Bank, Indiana, Circle City
Forward Phase II Project Revenue Bonds, Series 2023B, 4.125%, 2/01/52,
(UB)
8/33 at 100.00 7,325,998
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
3,700 6.000%, 3/01/53 3/33 at 100.00 4,011,425
2,400 6.125%, 3/01/57 3/33 at 100.00 2,601,637
4,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 3,598,590
1,660 Northern Indiana Commuter Transportation District, Indiana, Limited
Obligation Revenue Bonds, Series 2024, 5.000%, 1/01/54
7/34 at 100.00 1,781,396
1,650 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
4/24 at 100.00 1,656,600
1,500 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
4/24 at 100.00 1,502,440

89
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 12,913 (c) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT)
No Opt. Call $ 129
130 (c) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%,
12/01/28
No Opt. Call 1
Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017
:
390 5.100%, 1/01/32 4/24 at 104.00 345,791
4,560 5.350%, 1/01/38 4/24 at 104.00 3,809,874
Total Indiana 234,548,438
Iowa - 0.6%
47,975 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
4/24 at 100.00 47,797,555
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
16,000 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 16,956,478
13,505 (d) 5.000%, 12/01/50 12/29 at 103.00 14,262,031
16,000 (d) Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2023E, 4.950%, 7/01/53, (UB)
7/32 at 100.00 16,333,723
Total Iowa 95,349,787
Kansas - 0.3%
4,205 (d) Kansas State Development Finance Authority, Facilities Revenue Bonds,
K-State Athletics Incorporated Project Series 2023C, 4.250%, 7/01/42, (UB)
7/31 at 100.00 4,219,026
Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special
Obligation Series 2006
:
2,540 (c) 1.000%, 3/01/26 4/24 at 100.00 1,016,048
531 (c) 1.000%, 3/01/28 No Opt. Call 212,563
1,996 (c) Olathe, Kansas, Transportation Development District Sales Tax Revenue
Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28
8/22 at 100.00 379,185
2,300 (c) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34
4/24 at 100.00 1,150,000
Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012
:
7,385 (c) 4.375%, 12/15/24 12/23 at 100.00 6,572,650
5,000 (c) 5.250%, 12/15/29 4/24 at 100.00 2,575,000
10,955 (c) 6.000%, 12/15/32 4/24 at 100.00 4,382,000
10,755 (d) University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2019A, 5.000%, 9/01/48, (UB)
3/29 at 100.00 11,108,579
Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015
:
1,000 5.750%, 9/01/32 9/25 at 100.00 955,962
10,845 6.000%, 9/01/35 9/25 at 100.00 9,762,703
Total Kansas 42,333,716
Kentucky - 0.3%
2,905 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 2,620,416
4,580 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 4,471,635
3,535 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr Highland
Project Series 2020B, 5.500%, 9/01/50
9/30 at 100.00 3,309,189

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
90
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 1,000 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated
Group, Series 2021, 5.000%, 7/01/50
7/29 at 102.00 $ 778,935
2,500 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015,
5.750%, 11/15/45
11/25 at 100.00 2,238,433
3,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 3,132,711
2,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 2,000,696
4,975 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 4,223,663
7,500 (d) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024A-1, 5.250%, 4/01/54, (Mandatory Put 2/01/32),
(UB)
11/31 at 100.18 8,149,555
9,465 (d) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2024A-1, 5.000%, 5/01/55, (Mandatory Put 7/01/30), (UB)
4/30 at 100.17 10,021,081
5,745 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 5,512,793
1,400 Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52, 144A
12/32 at 100.00 1,344,860
Total Kentucky 47,803,967
Louisiana - 0.8%
33,905 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
4/24 at 100.00 33,916,253
4,350 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 4,346,723
1,010 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 1,073,563
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018
:
1,650 5.375%, 11/01/38, 144A 11/28 at 100.00 1,717,550
1,390 5.500%, 11/01/39, 144A 11/28 at 100.00 1,459,219
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Student Housing Revenue Bonds,
Provident Group - ULM Properties LLC-University of Louisiana at Monroe
Project, Series 2019A, 5.000%, 7/01/54, 144A
7/29 at 100.00 3,454,309
10,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A
2/27 at 100.00 9,393,105
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A
:
3,315 5.000%, 6/01/49, 144A 6/27 at 100.00 2,982,126
3,760 5.000%, 6/01/58, 144A 6/27 at 100.00 3,264,817
4,225 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A
6/31 at 100.00 3,375,544
1,405 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship
STEAM Academy, Series 2021A, 5.000%, 6/01/51, 144A
6/31 at 100.00 1,157,722

91
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
$ 3,600 5.000%, 4/01/49, 144A 4/27 at 100.00 $ 3,099,484
3,965 5.000%, 4/01/57, 144A 4/27 at 100.00 3,309,526
8,940 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
4/24 at 100.00 8,942,803
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A
:
1,000 (c) 5.000%, 6/01/41, 144A 6/31 at 100.00 640,000
2,500 (c) 5.000%, 6/01/51, 144A 6/31 at 100.00 1,600,000
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A
:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 492,781
1,460 6.375%, 6/01/62, 144A 6/31 at 100.00 1,428,163
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A
:
815 6.375%, 6/01/52, 144A 6/31 at 100.00 785,540
1,530 6.500%, 6/01/62, 144A 6/31 at 100.00 1,475,848
Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A
:
320 7.750%, 12/15/31 4/24 at 100.00 320,655
7,425 8.000%, 12/15/41 4/24 at 100.00 7,439,063
Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A
:
3,900 8.250%, 12/15/38 4/24 at 100.00 3,903,798
4,125 8.375%, 12/15/43 4/24 at 100.00 4,128,947
5,000 (c) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT),
144A
No Opt. Call 50
Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, Geo
Academies EBR - GEO Prep Mid-City Project, Series 2022
:
1,030 6.125%, 6/01/52, 144A 6/30 at 101.00 1,055,964
1,425 6.250%, 6/01/62, 144A 6/30 at 101.00 1,462,856
2,500 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/48
7/33 at 100.00 2,691,275
11,220 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 12,256,306
Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015
:
865 5.250%, 11/15/29 11/24 at 100.00 865,050
1,000 5.250%, 11/15/37 11/24 at 100.00 960,450
1,155 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call 1,012,849
Total Louisiana 124,012,339
Maine - 0.0%
3,950 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
4/24 at 100.00 3,957,619
Total Maine 3,957,619
Maryland - 0.9%
Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014
:
1,035 5.125%, 7/01/36 7/24 at 100.00 1,036,783

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
92
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 1,840 5.250%, 7/01/44 7/24 at 100.00 $ 1,841,205
6,260 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 5,857,483
1,500 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 1,514,031
1,995 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 1,788,377
Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014
:
725 5.800%, 2/15/34 4/24 at 100.00 725,219
1,000 6.100%, 2/15/44 4/24 at 100.00 1,000,308
Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
:
1,650 (c) 5.000%, 12/01/22 No Opt. Call 990,000
90,070 (c) 5.000%, 12/01/31 4/24 at 100.00 54,042,000
4,500 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
4/24 at 100.00 2,700,000
3,250 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 2,679,445
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A
:
1,000 5.125%, 7/01/37, 144A 7/27 at 100.00 1,000,955
1,800 5.250%, 7/01/47, 144A 7/27 at 100.00 1,752,711
1,530 5.375%, 7/01/52, 144A 7/27 at 100.00 1,494,025
22,465 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015, 5.000%, 7/01/47, (UB)
7/25 at 100.00 22,620,287
4,000 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45, (UB)
5/27 at 100.00 4,099,783
11,975 (d) Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46, (UB)
6/31 at 100.00 11,762,929
22,745 (d) Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 4.000%, 12/01/44, (UB)
6/25 at 100.00 22,101,505
2,250 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B, 5.000%, 11/01/47
11/24 at 103.00 2,030,853
Total Maryland 141,037,899
Massachusetts - 0.4%
10,000 (d) Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51, (UB)
7/31 at 100.00 9,759,408
7,500 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2014, 5.125%, 7/01/44
7/24 at 100.00 7,516,261
13,930 (d) Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
7/26 at 100.00 13,102,259
5,500 (d) Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/47, (AMT), (UB)
7/27 at 100.00 5,581,826
10,000 (d) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, 5.000%, 6/01/53, (UB)
6/33 at 100.00 10,739,540
14,000 (d) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B, 5.000%, 6/01/51, (UB)
6/33 at 100.00 15,100,303
Total Massachusetts 61,799,597

93
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 1.7%
$ 940 Chandler Park Academy, Michigan, Public School Academy Charter
School Revenue Bonds, Series 2005, 5.125%, 11/01/30
4/24 at 100.00 $ 940,037
1,955 Concord Academy, Boyne City, Michigan, Certificates of Participation,
Series 2007, 5.600%, 11/01/36
4/24 at 100.00 1,695,934
Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007
:
1,625 5.000%, 11/01/26 4/24 at 100.00 1,580,945
3,750 5.250%, 11/01/31 4/24 at 100.00 3,258,739
3,840 5.250%, 11/01/36 4/24 at 100.00 3,009,197
Detroit Academy of Arts and Sciences, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2013
:
2,295 6.000%, 10/01/33 4/24 at 100.00 2,238,359
4,110 6.000%, 10/01/43 4/24 at 100.00 3,854,520
8,325 Detroit Community High School, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/35
11/28 at 100.00 6,827,893
3,750 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 3,660,683
3,500 Flint International Academy, Michigan, Public School Academy Revenue
Bonds, Series 2007, 5.750%, 10/01/37
4/24 at 100.00 3,491,218
6,000 (d) Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Refunding & Capital Improvement Series 2023B, 4.125%, 6/01/48
- AGM Insured, (UB)
6/33 at 100.00 5,890,001
1,615 Michigan Finance Authority, 4.375%, 2/28/54 2/34 at 100.00 1,590,899
27,005 (d) Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 4.000%, 11/01/48 - BAM Insured, (UB)
11/28 at 100.00 25,877,636
Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021
:
1,945 5.000%, 5/01/36 5/31 at 100.00 1,757,703
1,555 5.000%, 5/01/46 5/31 at 100.00 1,246,345
11,780 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Refunding Series 2019A, 5.000%, 5/15/54
5/26 at 100.00 11,954,977
12,000 (d) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41, (UB)
11/26 at 100.00 12,292,159
12,270 (d) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48, (UB)
11/29 at 100.00 12,714,578
Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A
:
19,990 (d) 4.000%, 2/15/44, (UB) 8/29 at 100.00 19,322,518
6,525 (d) 4.000%, 2/15/50, (UB) 8/29 at 100.00 6,038,234
12,115 (d) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/40, (UB)
12/27 at 100.00 11,982,240
7,475 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 7,012,952
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hope Academy Project, Refunding Series 2021
:
2,215 4.400%, 4/01/31, 144A 4/28 at 100.00 1,947,667
4,645 4.900%, 4/01/41, 144A 4/28 at 100.00 3,629,981
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021
:
935 4.250%, 12/01/39 12/27 at 100.00 758,734
1,000 5.000%, 12/01/46 12/27 at 100.00 836,767

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
94
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 400 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%,
12/01/40
4/24 at 100.00 $ 395,947
10,765 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 8,356,095
5,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call 1,226,288
6,000 (d) Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023A, 4.900%, 12/01/48, (UB)
6/32 at 100.00 6,054,083
5,000 (d) Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023B, 5.000%, 6/01/54, (UB)
12/32 at 100.00 5,099,272
13,650 (d) Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2023A, 4.700%, 12/01/43
6/32 at 100.00 13,819,440
6,500 (d) Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2023A, 4.700%, 12/01/43, (UB)
6/32 at 100.00 6,580,686
3,500 (d) Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2024A, 4.700%, 12/01/53, (UB)
6/33 at 100.00 3,460,875
775 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
4/24 at 100.00 775,220
1,850 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46
12/27 at 100.00 1,858,618
1,505 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
4/24 at 100.00 1,506,148
8,295 (d) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/47, (UB)
10/33 at 100.00 8,074,894
9,990 (d) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/56, (UB)
10/31 at 100.00 9,522,568
819,580 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 32,861,552
3,625 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation
Series 2007B, 0.000%, 6/01/52
4/24 at 13.48 472,133
99,020 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo Term
Series 2008B, 0.000%, 6/01/46
4/24 at 15.84 13,235,914
Renaissance Public School Academy, Michigan, Public School Academy
Revenue Bonds, Series 2012A
:
610 5.500%, 5/01/27 4/24 at 100.00 610,132
1,565 6.000%, 5/01/37 4/24 at 100.00 1,565,519
1,200 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
4/24 at 100.00 1,167,327
Total Michigan 272,053,627
Minnesota - 1.1%
Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A
:
3,040 5.000%, 7/01/38 7/26 at 102.00 2,820,018
1,570 5.000%, 7/01/53 7/26 at 102.00 1,346,954

95
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 9,235 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 $ 6,791,382
1,315 Bethel, Minnesota, Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2022, 6.000%, 7/01/57
7/26 at 102.00 1,251,435
Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A
:
750 5.500%, 7/01/40 7/25 at 100.00 688,019
1,420 5.750%, 7/01/46 7/25 at 100.00 1,292,374
2,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39
3/25 at 100.00 1,879,646
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
700 5.000%, 7/01/36 7/24 at 102.00 671,758
2,510 5.000%, 7/01/47 7/24 at 102.00 2,208,693
Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A
:
6,000 5.000%, 7/01/49 7/27 at 102.00 5,334,742
2,000 5.000%, 7/01/54 7/27 at 102.00 1,754,909
Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A
:
1,050 5.500%, 7/01/30 7/25 at 100.00 1,035,742
6,200 5.875%, 7/01/40 7/25 at 100.00 5,976,402
5,000 6.000%, 7/01/45 7/25 at 100.00 4,757,730
1,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 1,003,250
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A
:
1,000 5.000%, 10/01/37 10/24 at 100.00 952,797
1,700 5.000%, 10/01/49 10/24 at 100.00 1,495,496
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
9,080 (d) 5.000%, 2/15/58, (UB) 2/28 at 100.00 9,137,424
4,700 5.000%, 2/15/58 2/28 at 100.00 4,729,724
9,665 (d) 5.250%, 2/15/58, (UB) 2/28 at 100.00 9,885,762
2,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 1,992,857
Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A
:
2,360 5.000%, 7/01/36 7/26 at 100.00 2,205,704
4,925 5.000%, 7/01/47 7/26 at 100.00 4,228,852
2,000 Hayward, Minnesota, Health Care Facilities Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%,
2/01/44
8/24 at 100.00 1,668,437
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A
:
810 5.000%, 7/01/34 7/24 at 100.00 810,697
2,965 5.000%, 7/01/44 7/24 at 100.00 2,876,610
1,870 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/48
7/26 at 100.00 1,643,306
10,600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 8,499,598
600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Taxable Series 2021B, 6.000%, 7/01/28
No Opt. Call 567,511

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
96
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 2,285 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
4/24 at 100.00 $ 2,289,634
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 1,093,527
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A
:
1,385 5.250%, 12/01/43, 144A 12/27 at 100.00 1,229,345
2,000 5.250%, 12/01/52, 144A 12/27 at 100.00 1,711,099
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A
:
1,300 5.500%, 7/01/52 7/32 at 100.00 1,244,266
2,490 5.500%, 7/01/57 7/32 at 100.00 2,362,684
1,110 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 895,575
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A
:
1,080 6.000%, 7/01/32, 144A 7/27 at 100.00 1,110,601
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 1,277,403
5,510 6.500%, 7/01/48, 144A 7/27 at 100.00 5,610,639
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A
:
1,680 5.000%, 12/01/37, 144A 12/27 at 100.00 1,683,786
5,625 5.000%, 12/01/47, 144A 12/27 at 100.00 5,413,207
Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A
:
500 5.000%, 9/01/34 9/24 at 100.00 486,142
1,840 5.000%, 9/01/44 9/24 at 100.00 1,646,880
2,000 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38
9/28 at 100.00 1,721,535
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A
:
2,025 5.000%, 4/01/36 4/26 at 100.00 1,851,930
3,085 5.000%, 4/01/46 4/26 at 100.00 2,541,144
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 2,397,625
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023
:
8,520 5.500%, 3/01/58, 144A 3/33 at 100.00 8,240,235
13,850 5.500%, 3/01/63, 144A 3/33 at 100.00 13,271,981
1,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/52, 144A
7/27 at 100.00 1,504,276
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.750%, 9/01/46
9/26 at 100.00 2,018,685
5,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project, Series
2020A, 5.000%, 12/01/55
12/28 at 102.00 3,722,656
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A
:
1,200 5.000%, 6/15/38, 144A 6/25 at 100.00 1,184,310
1,285 5.000%, 6/15/48, 144A 6/25 at 100.00 1,215,923

97
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A
:
$ 40 5.000%, 7/01/35 7/25 at 100.00 $ 39,490
1,715 5.300%, 7/01/45 7/25 at 100.00 1,682,704
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
4/24 at 100.00 936,991
Saint Paul Housing and Redevelopment Authority, Minnesota,
Collateralized Multifamily Housing Revenue Bonds, Marian Center Project,
Series 2007A
:
715 5.300%, 11/01/30 4/24 at 100.00 701,753
1,225 5.375%, 5/01/43 4/24 at 100.00 1,092,660
2,150 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 1,739,479
1,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
4/24 at 100.00 868,147
4,795 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A, 5.125%, 10/01/48
10/26 at 100.00 4,386,163
2,625 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/49
6/27 at 100.00 2,463,943
Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans
Homes LP, Series 2007
:
530 5.250%, 2/01/27, (AMT) 4/24 at 100.00 529,963
800 5.500%, 2/01/42, (AMT) 4/24 at 100.00 764,923
Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016
:
315 4.500%, 6/01/36 6/24 at 100.00 275,088
730 4.750%, 6/01/46 6/24 at 100.00 608,710
Total Minnesota 173,322,931
Mississippi - 0.1%
3,640 (c) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding
Series 2019A, 6.000%, 10/15/49, (Mandatory Put 6/15/25), 144A
10/26 at 100.00 3,582,105
8,000 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 5,030,678
969 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34, (AMT)
5/24 at 100.00 856,844
Total Mississippi 9,469,627
Missouri - 1.2%
1,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 999,938
4,326 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017B, 5.000%, 11/01/29, 144A
4/24 at 100.00 3,704,990
135 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
4/24 at 102.00 137,872
2,817 (c) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28
4/24 at 100.00 817,001

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
98
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 1,900 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42
4/24 at 100.00 $ 1,597,157
10,000 (d) Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
4.250%, 12/01/53, (UB)
12/33 at 100.00 9,687,181
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A
:
7,895 (d) 4.000%, 3/01/45, (AMT), (UB) 3/30 at 100.00 7,403,168
20,140 (d) 4.000%, 3/01/50 - AGM Insured, (AMT), (UB) 3/30 at 100.00 19,099,948
10,000 (d) 5.000%, 3/01/57 - AGM Insured, (AMT), (UB) 3/30 at 100.00 10,289,522
1,200 5.000%, 3/01/57 - AGM Insured, (AMT) 3/30 at 100.00 1,234,743
3,515 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 3,165,195
Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016
:
775 5.000%, 4/01/36, 144A 4/26 at 100.00 749,414
3,140 5.000%, 4/01/46, 144A 4/26 at 100.00 2,839,873
4,758 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement District,
Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46,
144A
4/26 at 100.00 3,897,720
1,200 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A, 5.250%, 5/15/42
5/27 at 100.00 997,976
437 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
4/24 at 100.00 383,606
2,133 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
4/24 at 100.00 1,919,722
Lees Summit Industrial Development Authority, Missouri, Special
Assessment and Sales Tax Revenue Bonds, Summit Fair Community
Improvement District Project, Series 2012
:
620 5.000%, 5/01/35 4/24 at 100.00 575,425
2,365 6.000%, 5/01/42 4/24 at 100.00 2,188,206
2,500 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series 2017,
4.875%, 11/01/37, 144A
11/27 at 100.00 2,319,170
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A
:
4,200 5.750%, 6/01/35, 144A 6/25 at 100.00 4,013,212
3,965 6.000%, 6/01/46, 144A 6/25 at 100.00 3,702,368
7,095 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%,
6/15/46, 144A
6/25 at 100.00 6,631,918
1,000 M150 and 135th Street Transporation Development District, Kansas City,
Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%,
10/01/43
10/27 at 100.00 850,482
10,000 (d) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45, (UB)
11/24 at 100.00 10,011,312
5,000 (d) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53 - BAM
Insured, (UB)
6/30 at 100.00 4,712,208
15,215 (d) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52, (UB)
12/33 at 100.00 16,238,187

99
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 6,570 (d) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54,
(UB)
2/29 at 100.00 $ 6,109,558
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021
:
1,000 4.000%, 10/01/34 10/31 at 100.00 955,303
2,185 4.000%, 10/01/44 10/31 at 100.00 1,847,034
1,433 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46, 144A
4/24 at 100.00 1,065,334
3,275 Saint Charles County Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement
District Project, Series 2017A, 6.250%, 12/01/36, 144A
12/26 at 100.00 3,151,201
3,000 Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Wentzville Parkway Regional Community
Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 2,473,323
Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A
:
600 5.000%, 8/15/35 8/25 at 100.00 560,876
1,800 5.125%, 8/15/45 8/25 at 100.00 1,573,163
3,215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 2,901,355
Saint Louis County, Missouri, Special Obligation Bonds, Community
Center Projects, Series 2022A
:
9,330 (d) 4.000%, 12/01/42, (UB) 12/30 at 100.00 9,326,315
10,210 (d) 4.000%, 12/01/44, (UB) 12/30 at 100.00 10,073,866
10,620 (d) 4.000%, 12/01/45, (UB) 12/30 at 100.00 10,394,960
8,465 (d) 4.250%, 12/01/46, (UB) 12/30 at 100.00 8,498,096
10,885 (d) 4.000%, 12/01/47, (UB) 12/30 at 100.00 10,572,336
5,100 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.625%, 6/15/53, 144A
6/31 at 100.00 4,757,917
1,664 (c) Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts
Project, Series 2007, 3.850%, 9/01/27
9/24 at 100.00 216,320
251 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City
Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26
4/24 at 100.00 251,084
2,278 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
4/24 at 100.00 933,980
1,154 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand
Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%,
12/11/29
4/24 at 100.00 738,560
2,205 (c) St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Printers Lofts Project, Series 2006, 3.900%, 8/21/26
No Opt. Call 176,400
125 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
4/24 at 102.00 127,741
1,100 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.875%, 4/01/47
4/28 at 100.00 927,948
3,075 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 5.500%, 6/15/42
6/33 at 100.00 3,106,239
Total Missouri 200,906,423

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
100
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Montana - 0.0%
$ 500 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37
5/25 at 102.00 $ 457,739
Total Montana 457,739
Nebraska - 0.6%
11,090 (d) Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%,
11/15/47, (UB)
5/27 at 100.00 11,290,862
3,460 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities Obligated
Group, Series 2019A, 4.000%, 1/01/44
1/26 at 102.00 3,347,076
13,660 (d) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.550%, 9/01/48, (UB)
3/32 at 100.00 13,671,655
18,965 (d) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023C, 4.800%, 9/01/53, (UB)
3/32 at 100.00 19,032,180
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024A
:
9,245 (d) 4.700%, 9/01/49, (UB) 3/33 at 100.00 9,246,638
4,000 (d) 4.800%, 9/01/54, (UB) 3/33 at 100.00 4,020,807
Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2021A
:
14,000 (d) 4.000%, 2/01/51 - AGM Insured, (UB) 8/30 at 100.00 13,542,414
11,580 (d) 4.000%, 2/01/51, (UB) 8/30 at 100.00 11,111,459
4,760 (d) Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022A, 4.250%, 2/01/47
2/32 at 100.00 4,810,060
Total Nebraska 90,073,151
Nevada - 0.7%
33,720 (d) Clark County Water Reclamation District, Nevada, General Obligation
Water Bonds, Limited Tax Series 2023, 5.000%, 7/01/53, (UB)
7/33 at 100.00 36,448,683
800 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35
8/25 at 100.00 807,067
9,990 (d) Clark County, Nevada, Motor Vehicle Fuel Tax Highway Revenue Bonds,
Refunding Series 2023, 4.000%, 7/01/42, (UB)
7/33 at 100.00 10,010,464
11,974 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 1,807,671
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018
:
2,740 (c),(f) 5.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 413,658
15,414 (c) 6.950%, 2/15/38, (AMT), 144A 8/28 at 100.00 1,541,453
9,500 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 950,000
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
9,360 (c),(f) 5.875%, 12/15/27, (AMT), 144A No Opt. Call 1,413,067
81,345 (c),(f) 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 12,280,655
36,390 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 3,639,000

101
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 2,520 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2015,
5.125%, 12/15/45, 144A
12/25 at 100.00 $ 2,472,883
1,500 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/48, 144A
12/25 at 100.00 1,416,589
2,425 Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016, 4.000%, 9/01/35
9/26 at 100.00 2,245,305
Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-22 Rainbow Canyon Phase II, Series 2023
:
1,145 5.250%, 3/01/48 3/33 at 100.00 1,145,715
1,255 5.250%, 3/01/53 3/33 at 100.00 1,246,766
Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018
:
735 5.000%, 9/01/38 9/28 at 100.00 741,029
7,030 5.375%, 9/01/48 9/28 at 100.00 7,089,611
8,325 (d) Las Vegas, Nevada, General Obligation Bonds, Various Purpose Bonds,
Limited Tax Civic Center Series 2023A, 4.000%, 3/01/53, (UB)
3/33 at 100.00 7,855,466
965 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35
12/25 at 100.00 970,966
505 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 26, Series 2017, 4.500%, 6/01/47
6/27 at 100.00 487,637
1,155 Mesquite, Nevada, Local Improvement Bonds, Special Improvement
District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%,
8/01/37
8/26 at 100.00 1,102,260
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series 2017
:
1,905 5.000%, 12/01/37, 144A 12/27 at 100.00 1,914,105
3,890 5.000%, 12/01/47, 144A 12/27 at 100.00 3,824,938
2,870 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
4/24 at 100.00 2,841,145
30,500 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 4,046,932
90,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018D, 0.000%, 7/01/58, 144A
7/28 at 13.65 9,442,008
Total Nevada 118,155,073
New Hampshire - 0.1%
Manchester Housing and Redevelopment Authority, New Hampshire,
Revenue Bonds, Series 2000B
:
50 0.000%, 1/01/25 - ACA Insured No Opt. Call 48,143
370 0.000%, 1/01/27 - ACA Insured No Opt. Call 321,943
730 0.000%, 1/01/29 - ACA Insured No Opt. Call 570,030
3,320 0.000%, 1/01/30 - ACA Insured No Opt. Call 2,447,106
20,000 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
4/24 at 100.00 19,988,562
Total New Hampshire 23,375,784
New Jersey - 1.3%
6,780 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal
Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35, (AMT)
4/24 at 100.00 5,813,795

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
102
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 3,570 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022,
6.000%, 6/15/62
12/30 at 100.00 $ 3,828,132
4,500 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020,
4.000%, 10/01/51
10/30 at 100.00 4,390,708
2,370 (c) Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A,
5.125%, 1/01/37
4/24 at 100.00 1,744,316
New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A
:
850 5.625%, 8/01/34, 144A 8/24 at 100.00 850,674
1,530 5.875%, 8/01/44, 144A 8/24 at 100.00 1,531,892
1,000 6.000%, 8/01/49, 144A 8/24 at 100.00 1,001,475
2,325 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 2,258,839
New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014
:
1,075 5.000%, 1/01/34 4/24 at 100.00 1,070,819
1,675 5.250%, 1/01/44 4/24 at 100.00 1,595,726
230 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Juvenile Justice Commission Facilities
Project, Series 2018C, 5.000%, 6/15/36
12/27 at 100.00 242,550
2,500 (d) New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A, 5.000%, 11/01/52, (UB)
11/32 at 100.00 2,662,234
6,000 (d) New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/44,
(UB)
11/29 at 100.00 5,875,759
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW
:
14,865 (d),(g) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 15,214,057
865 (d),(g) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 885,312
15,000 (d),(g) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/41, (Pre-refunded
12/15/26), (UB)
12/26 at 100.00 15,812,919
New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A
:
850 6.000%, 10/01/34, 144A 10/24 at 100.00 853,292
2,255 6.200%, 10/01/44, 144A 10/24 at 100.00 2,262,301
New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B
:
4,050 5.625%, 11/15/30, (AMT) 4/24 at 101.00 4,092,133
3,000 5.625%, 11/15/30, (AMT) 4/24 at 101.00 3,031,209
2,580 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33, (AMT)
4/24 at 101.00 2,608,360
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A
:
3,985 (d) 4.625%, 9/01/48, (UB) 3/33 at 100.00 4,119,754
3,360 (d) 5.250%, 9/01/53, (UB) 3/33 at 100.00 3,673,468
15,790 (c) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 11,710,240

103
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 7,625 (d) New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50, (AMT),
(UB)
12/28 at 100.00 $ 7,026,144
5,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023A, 4.250%, 6/15/40, (UB)
6/33 at 100.00 5,186,139
10,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 10,113,739
New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023BB
:
12,250 (d) 5.000%, 6/15/46, (UB) 12/33 at 100.00 13,326,769
8,410 (d) 5.250%, 6/15/50, (UB) 12/33 at 100.00 9,217,214
925 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/38
No Opt. Call 517,498
40,000 (d) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.500%, 6/15/49, (UB)
12/28 at 100.00 40,143,668
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
2,965 (d) 5.000%, 6/15/44, (UB) 12/28 at 100.00 3,088,247
7,250 (d) 4.000%, 6/15/50, (UB) 12/28 at 100.00 6,919,160
15,000 (d) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/45, (UB)
12/30 at 100.00 14,635,351
5,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.250%, 6/01/46
6/28 at 100.00 5,213,837
Total New Jersey 212,517,730
New Mexico - 0.2%
1,160 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
4/24 at 100.00 1,160,147
650 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 608,583
3,180 Mariposa East Public Improvement District, New Mexico, Revenue Bonds,
Capital Appreciation Taxable Series 2014D, 0.000%, 3/01/32
9/24 at 69.05 1,600,370
520 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2014A, 5.900%, 9/01/32
9/25 at 100.00 501,128
3,590 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2014C, 5.900%, 9/01/32
No Opt. Call 3,403,995
2,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
4/24 at 100.00 1,997,757
New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023C
:
4,305 (d) 4.650%, 9/01/48, (UB) 9/32 at 100.00 4,317,779
2,470 (d) 4.700%, 9/01/53, (UB) 9/32 at 100.00 2,470,725
4,880 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43
10/24 at 100.00 4,900,648
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 934,357
5,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
4/24 at 103.00 4,812,345
Total New Mexico 26,707,834

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
104
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 12.6%
Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A
:
$ 3,415 6.400%, 2/01/43 2/33 at 100.00 $ 3,486,158
7,885 6.650%, 2/01/53 2/33 at 100.00 8,047,534
5,500 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 5,593,940
14,015 Broome County Local Development Corporation, New York, Revenue
Bonds, United Health Services Hospitals, Inc. Project, Series 2020, 3.000%,
4/01/45 - AGM Insured
4/30 at 100.00 10,807,680
4,000 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/52
7/32 at 100.00 4,132,230
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014
:
200 5.000%, 11/01/39 11/24 at 100.00 120,000
7,645 5.500%, 11/01/44 11/24 at 100.00 4,587,000
13,085 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 13,114,241
2,575 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 2,750,830
17,240 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 15,714,339
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
3,000 5.000%, 6/01/40, 144A 12/30 at 100.00 2,828,246
12,000 5.000%, 6/01/55, 144A 12/30 at 100.00 10,109,371
2,125 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28, 144A
No Opt. Call 2,018,258
20 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24, 144A
No Opt. Call 19,979
665 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25, 144A
No Opt. Call 657,343
10,000 (d) Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47, (UB)
3/31 at 100.00 9,753,135
11,720 Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53, 144A
7/33 at 100.00 12,222,881
33,000 (d) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 - AGM
Insured, (UB)
5/32 at 100.00 33,196,621
4,870 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 4,937,050
675 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Pace University, Series 2013A, 5.000%, 5/01/38
4/24 at 100.00 675,102
19,550 (d) Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1B, 4.000%, 7/01/51, (UB)
7/32 at 100.00 18,876,434
12,000 (d) Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50, (UB)
7/30 at 100.00 11,638,932
225 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph's College, Series 2021, 4.000%, 7/01/40
7/30 at 100.00 196,617

105
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A
:
$ 5,000 5.500%, 12/01/36, 144A 12/26 at 100.00 $ 4,695,555
4,000 5.500%, 12/01/46, 144A 12/26 at 100.00 3,528,618
9,850 (d) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2024A, 5.250%, 3/15/52, (UB)
3/34 at 100.00 10,852,938
4,045 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A, 4.000%, 3/15/49
3/29 at 100.00 3,905,929
8,860 (d) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47, (UB)
2/30 at 100.00 8,634,492
2,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
4/24 at 100.00 1,973,911
13,090 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call 3,680,637
26,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 23,504,091
5,560 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 4,971,048
4,770 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 5.660%, 2/01/44
2/30 at 100.00 4,503,825
9,600 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 9,598,971
12,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 12,342,778
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A
:
4,460 5.530%, 2/01/40 2/30 at 100.00 4,264,811
5,880 5.730%, 2/01/50 2/30 at 100.00 5,461,642
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
2,480 4.450%, 2/01/41 2/30 at 100.00 2,028,054
5,890 4.600%, 2/01/51 2/30 at 100.00 4,532,367
325 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Taxable Series
2021B, 5.000%, 2/01/25
No Opt. Call 318,309
7,035 (d) Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/48, (UB)
9/33 at 100.00 7,775,945
5,000 (c) Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 2,900,000
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019B
:
9,000 (d) 4.000%, 11/15/49 - AGM Insured, (UB) 5/29 at 100.00 8,582,865
20,000 (d) 4.000%, 11/15/50 - BAM Insured, (UB) 5/29 at 100.00 19,023,028
9,780 (d) 5.000%, 11/15/52, (UB) 5/29 at 100.00 10,086,690
7,450 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/47,
(UB)
5/30 at 100.00 7,779,345

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
106
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
$ 29,225 (d) 4.750%, 11/15/45, (UB) 5/30 at 100.00 $ 30,113,457
33,430 (d) 5.000%, 11/15/50, (UB) 5/30 at 100.00 34,774,598
55,425 (d) 5.250%, 11/15/55, (UB) 5/30 at 100.00 58,188,258
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1
:
6,500 (d) 5.000%, 11/15/43, (UB) 11/30 at 100.00 6,926,289
37,400 (d) 5.000%, 11/15/45, (UB) 11/30 at 100.00 39,505,238
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-2
:
36,075 (d) 4.000%, 11/15/47, (UB) 11/30 at 100.00 34,323,277
33,280 (d) 4.000%, 11/15/48, (UB) 11/30 at 100.00 31,515,125
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3
:
29,130 (d) 4.000%, 11/15/49, (UB) 11/30 at 100.00 27,456,429
14,980 (d) 4.000%, 11/15/50, (UB) 11/30 at 100.00 14,082,214
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2021A-1
:
20,000 (d) 4.000%, 11/15/47, (UB) 5/31 at 100.00 19,028,844
10,400 (d) 4.000%, 11/15/48, (UB) 5/31 at 100.00 9,848,477
27,000 (d) 4.000%, 11/15/50, (UB) 5/31 at 100.00 25,381,828
11,570 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Refunding Series 2024A, 5.250%, 11/15/49 - BAM Insured,
(UB), (WI/DD)
5/34 at 100.00 12,551,527
40,510 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42, (UB)
5/28 at 100.00 39,367,031
2,970 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/43, (UB)
1/24 at 100.00 2,971,589
15,000 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2, 4.000%, 11/15/43, (UB)
5/31 at 100.00 14,644,308
2,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022, 6.000%, 7/01/57, 144A
7/32 at 100.00 2,026,618
5,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 3,973,612
MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority, Series
2016A
:
5,720 5.000%, 11/15/51 4/24 at 100.00 5,712,949
9,070 (d) 5.000%, 11/15/56, (UB) 4/24 at 100.00 8,986,929
760 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35
4/24 at 100.00 723,073
14,000 (d) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.250%, 4/01/52, (UB)
4/32 at 100.00 13,730,695
5,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Series 2014G, 3.900%, 5/01/45
4/24 at 100.00 4,685,455
5,110 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Series 2021F-
1, 2.400%, 11/01/46
5/29 at 100.00 3,537,493
8,155 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Series 2020A-1C,
3.000%, 11/01/55
5/28 at 100.00 5,913,712

107
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
$ 3,970 (c) 2.250%, 10/01/22 No Opt. Call $ 2,540,800
28,995 (c) 2.300%, 10/01/27 4/24 at 100.00 18,556,800
37,910 (c) 5.750%, 10/01/37 4/24 at 100.00 24,262,400
84,140 (c) 2.350%, 10/01/46 4/24 at 100.00 53,849,600
7,615 (d) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Serries BB-1, 4.000%, 6/15/49, (UB)
12/29 at 100.00 7,389,521
New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series DD
:
46,665 (d) 4.125%, 6/15/46, (UB) 6/33 at 100.00 46,528,972
27,000 (d) 4.125%, 6/15/47, (UB) 6/33 at 100.00 26,750,825
10,440 (d) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-1, 5.250%, 6/15/54, (UB)
12/33 at 100.00 11,518,042
13,495 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%, 11/01/43,
(UB)
11/29 at 100.00 13,442,087
6,030 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/47
11/30 at 100.00 5,867,396
5,710 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%, 2/01/43,
(UB)
2/31 at 100.00 5,739,239
14,150 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/48,
(UB)
8/31 at 100.00 13,691,614
10,000 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 4.000%, 2/01/51, (UB)
2/33 at 100.00 9,579,938
9,050 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1, 4.000%, 5/01/53, (UB)
5/33 at 100.00 8,604,211
11,500 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024B, 5.250%, 5/01/50, (UB)
11/33 at 100.00 12,746,922
10,335 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024C, 5.250%, 5/01/50, (UB)
11/33 at 100.00 11,455,603
28,035 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024F-1, 5.250%, 2/01/53, (UB)
2/34 at 100.00 30,963,760
10,725 (d) New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 4.000%, 3/01/47, (UB)
3/31 at 100.00 10,488,127
29,000 (d) New York City, New York, General Obligation Bonds, Fiscal 2023 Series
E-1, 4.000%, 4/01/50, (UB)
4/33 at 100.00 28,161,804
5,850 (d) New York City, New York, General Obligation Bonds, Fiscal 2024 Series A,
5.000%, 8/01/51
8/33 at 100.00 6,274,225
9,630 (d) New York City, New York, General Obligation Bonds, Fiscal 2024 Series C,
5.250%, 3/01/53, (UB)
3/34 at 100.00 10,585,157
75,000 New York Counties Tobacco Trust V, New York, Tobacco Settlement
Pass-Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%,
6/01/50
4/24 at 20.79 11,849,310
16,635 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 16,643,106

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
108
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014
:
$ 2,000 5.150%, 11/15/34, 144A 11/24 at 100.00 $ 2,007,629
13,645 5.375%, 11/15/40, 144A 11/24 at 100.00 13,690,708
89,390 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 90,072,546
3,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.250%, 9/15/52
3/30 at 100.00 2,279,588
3,835 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.150%,
11/01/54
5/28 at 100.00 2,879,970
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 250
:
1,000 (d) 4.300%, 10/01/38, (UB) 4/32 at 100.00 1,026,687
3,150 (d) 4.650%, 10/01/43, (UB) 4/32 at 100.00 3,203,478
New York State Power Authority, General Revenue Bonds, Series 2020A
:
27,365 (d) 4.000%, 11/15/55, (UB) 5/30 at 100.00 26,238,640
3,150 4.000%, 11/15/60 5/30 at 100.00 2,983,464
15,600 (d) New York State Thruway Authority, General Revenue Bonds, Maturity
Group 1 Series 2021O, 4.000%, 1/01/45, (UB)
7/31 at 100.00 15,345,414
20,000 (d) New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/53, (UB)
1/30 at 100.00 19,046,694
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A
:
10,000 (d) 4.000%, 3/15/44, (UB) 9/32 at 100.00 9,874,357
5,000 (d) 4.000%, 3/15/49, (UB) 9/32 at 100.00 4,813,151
8,500 (d) 4.125%, 3/15/52, (UB) 9/32 at 100.00 8,233,944
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C
:
38,340 (d) 5.000%, 3/15/54, (UB) 9/32 at 100.00 41,102,336
32,340 (d) 4.125%, 3/15/56, (UB) 9/32 at 100.00 30,835,850
17,255 (d) 4.125%, 3/15/57, (UB) 9/32 at 100.00 16,383,573
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Transportation Series 2021A-1
:
7,045 (d) 4.000%, 3/15/43, (UB) 3/31 at 100.00 7,013,774
15,000 (d) 4.000%, 3/15/46, (UB) 3/31 at 100.00 14,633,302
10,000 (d) New York State Urban Development Corp, 5.000%, 3/15/51, (UB) 9/33 at 100.00 10,922,134
24,635 (d) New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45,
(UB)
9/30 at 100.00 23,921,213
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
9,830 5.000%, 7/01/46, (AMT) 7/24 at 100.00 9,696,333
19,660 5.250%, 1/01/50, (AMT) 7/24 at 100.00 19,675,466
235 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
4/24 at 100.00 235,067
8,545 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 9,097,687

109
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2023
:
$ 8,485 (d) 5.000%, 6/30/49 - AGM Insured, (AMT), (UB) 6/31 at 100.00 $ 8,869,685
13,000 6.000%, 6/30/54, (AMT) 6/31 at 100.00 14,415,699
23,415 (d) 5.125%, 6/30/60 - AGM Insured, (AMT), (UB) 6/31 at 100.00 24,505,146
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
2,500 5.000%, 10/01/40, (AMT) 10/30 at 100.00 2,593,978
5,000 4.375%, 10/01/45, (AMT) 10/30 at 100.00 4,948,441
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
5,000 6.000%, 4/01/35, (AMT) 4/31 at 100.00 5,680,036
13,570 5.625%, 4/01/40, (AMT) 4/31 at 100.00 14,829,170
3,135 Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series
2017, 5.750%, 7/01/47, (AMT), 144A
7/27 at 100.00 2,854,640
1,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series 2024B,
6.000%, 9/01/43
9/31 at 102.00 1,067,343
5,395 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Taxable Two Hundred Forty First Series 2023, 5.000%, 7/15/53, (UB)
7/33 at 100.00 5,850,575
14,765 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 4.000%, 11/01/41, (AMT), (UB)
11/29 at 100.00 14,604,612
20,000 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/53, (AMT), (UB)
12/33 at 100.00 20,973,362
8,000 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Four Series 2022, 5.250%, 8/01/47, (AMT), (UB)
8/32 at 100.00 8,608,095
4,975 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022, 5.000%, 1/15/52, (AMT), (UB), (WI/
DD)
1/33 at 100.00 5,208,893
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020
:
25,765 (d) 4.000%, 7/15/55, (AMT), (UB) 7/30 at 100.00 23,704,436
9,265 (d) 4.000%, 7/15/60, (AMT), (UB) 7/30 at 100.00 8,398,051
5,745 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/51, (AMT), (UB)
7/31 at 100.00 5,369,250
21,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 2,193,437
2,000 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%,
1/01/33, (AMT)
1/26 at 100.00 1,514,319
7,205 (d) Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49, (UB)
11/30 at 100.00 7,691,368
10,765 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/52, (UB)
11/32 at 100.00 11,017,162
5,110 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 4.000%, 5/15/51, (UB)
11/31 at 100.00 4,944,684
20,000 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022A, 4.000%, 5/15/51, (UB)
5/32 at 100.00 19,352,970
34,565 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 5.250%, 5/15/52, (UB)
5/32 at 100.00 37,684,992

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
110
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax Series
2023A
:
$ 13,050 (d) 4.125%, 5/15/53, (UB) 5/33 at 100.00 $ 12,695,467
85,930 (d) 4.250%, 5/15/58, (UB) 5/33 at 100.00 84,597,509
23,125 4.250%, 5/15/58 5/33 at 100.00 22,766,408
20,930 (d) 4.500%, 5/15/63, (UB) 5/33 at 100.00 21,057,903
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A
:
10,000 (d) 4.000%, 5/15/52, (UB) 11/32 at 100.00 9,714,750
9,060 (d) 4.000%, 5/15/57, (UB) 11/32 at 100.00 8,678,872
10,000 (d) Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/64, (UB)
5/34 at 100.00 10,963,991
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006
:
10,000 5.000%, 6/01/45 6/27 at 100.00 9,272,402
18,790 5.000%, 6/01/48 6/27 at 100.00 17,166,024
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
5,000 5.000%, 7/01/36, 144A 7/27 at 104.00 5,140,346
3,530 5.000%, 7/01/41, 144A 7/27 at 104.00 3,533,980
7,000 5.000%, 7/01/56, 144A 7/27 at 104.00 6,594,141
Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series 2023
:
3,750 (d) 5.750%, 11/01/49 - AGM Insured, (UB) 11/33 at 100.00 4,347,247
3,550 (d) 5.000%, 11/01/51 - AGM Insured, (UB) 11/33 at 100.00 3,752,499
Total New York 2,040,263,142
North Carolina - 0.4%
5,000 (d) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 4.000%, 7/01/51, (AMT), (UB)
7/31 at 100.00 4,670,550
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2023B
:
5,075 (d) 5.000%, 7/01/48, (AMT), (UB) 7/33 at 100.00 5,397,987
7,250 (d) 5.250%, 7/01/53, (AMT), (UB) 7/33 at 100.00 7,807,025
8,540 (d) Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Series 2022A, 4.000%, 7/01/52, (UB)
7/32 at 100.00 8,440,417
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
3,625 (d) 5.250%, 7/01/48 - AGM Insured, (AMT), (UB) 7/33 at 100.00 3,915,994
5,100 (d) 5.250%, 7/01/53 - AGM Insured, (AMT), (UB) 7/33 at 100.00 5,455,576
1,600 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 5.375%, 3/01/40, 144A
3/25 at 100.00 1,506,259
19,065 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 18,750,216
3,500 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Social Series 2023-51, 4.500%, 1/01/48
7/32 at 100.00 3,467,010
6,975 Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds,
Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56, (Mandatory Put
7/01/34)
7/33 at 100.00 6,146,610
Total North Carolina 65,557,644

111
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota - 0.3%
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2023A
:
$ 4,585 (d) 5.000%, 12/01/48 - AGM Insured, (UB) 12/33 at 100.00 $ 4,846,413
7,450 (d) 5.000%, 12/01/53 - AGM Insured, (UB) 12/33 at 100.00 7,794,633
10,000 (d) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023A, 4.600%, 7/01/43, (UB)
7/32 at 100.00 10,142,515
4,690 (d) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023D, 4.550%, 7/01/48, (UB)
7/32 at 100.00 4,683,825
8,870 (d) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.700%, 7/01/49, (UB)
7/33 at 100.00 8,894,324
Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013
:
3,029 (c) 6.250%, 3/01/24 No Opt. Call 2,119,906
14,037 (c) 7.750%, 9/01/38 4/24 at 100.00 9,826,146
Total North Dakota 48,307,762
Ohio - 2.8%
Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016
:
2,800 5.250%, 11/15/41 11/26 at 100.00 2,865,247
15,400 5.250%, 11/15/46 11/26 at 100.00 15,665,473
393,890 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 41,129,876
110,560 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 104,712,990
1,500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 1,455,609
3,755 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 3,717,437
6,275 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 5,032,671
14,500 (d) Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 4.125%, 5/15/45, (UB)
5/25 at 100.00 14,176,309
17,540 (d) Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2018A, 4.000%, 5/15/47, (UB)
5/28 at 100.00 16,961,971
33,880 (d) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/42, (UB)
8/27 at 100.00 34,924,029
6,765 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2020, 5.000%, 9/15/50
3/30 at 100.00 6,808,612
3,800 (d) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Tender Option Bond Trust 2015-XF1005, 7.412%, 2/01/44, 144A, (IF)
2/24 at 100.00 3,800,565
2,000 Hardin County, Ohio Economic Development Facility Revenue Bonds,
Ohio Northern University, Refunding & Improvement Series 2020, 5.500%,
5/01/50
5/27 at 103.00 1,873,883
2,405 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 2,229,083

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
112
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 3,035 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
4/24 at 100.00 $ 2,889,381
6,330 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33
4/24 at 100.00 6,143,662
4,515 Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North
Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%,
12/01/41, 144A
12/26 at 100.00 4,315,778
16,885 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 15,501,727
30,400 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 28,779,935
2,350 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.500%, 1/15/48, (AMT), 144A
1/28 at 100.00 2,286,252
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2023B
:
3,725 (d) 4.900%, 9/01/48, (UB) 9/32 at 100.00 3,779,626
4,220 (d) 4.950%, 9/01/54, (UB) 9/32 at 100.00 4,302,074
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A
:
4,470 (d) 4.550%, 9/01/49, (UB) 9/33 at 100.00 4,484,451
13,960 (d) 4.650%, 9/01/54, (UB) 9/33 at 100.00 13,983,478
6,960 (d) Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A, 5.000%, 1/15/50, (UB)
1/30 at 100.00 7,265,598
1,000 (d) Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39,
(AMT)
6/25 at 100.00 1,001,171
10,135 (d) Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 10,797,493
16,915 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development - Phase
2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 16,802,174
13,735 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 11,489,321
Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A
:
1,500 6.500%, 7/01/34 7/24 at 100.00 1,382,757
3,000 6.750%, 7/01/43 7/24 at 100.00 2,602,723
5,000 7.000%, 7/01/49 7/24 at 100.00 4,363,613
25,585 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 25,612,604
22,870 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.750%, 12/01/52
12/32 at 100.00 25,048,843
Total Ohio 448,186,416
Oklahoma - 0.4%
1,500 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 1,076,847
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:

113
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 13,235 5.500%, 8/15/52 8/28 at 100.00 $ 13,653,565
8,000 5.500%, 8/15/57 8/28 at 100.00 8,237,809
2,910 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 3,059,997
10,000 (d) Oklahoma Water Resources Board, Oklahoma, State Loan Program
Revenue Bonds, Series 2023B, 4.125%, 10/01/53, (UB)
10/33 at 100.00 9,763,105
4,665 Osage County Industrial Authority, Oklahoma, Sales and Use Tax Revenue
Bonds, Refunding Series 2023, 5.750%, 9/01/53
9/31 at 100.00 4,682,822
Payne County Economic Development Authority, Oklahoma, Revenue
Bonds, Epworth Living at the Ranch, Series 2016A
:
2,829 (c) 6.875%, 11/01/46 11/26 at 100.00 1,980
4,149 (c) 7.000%, 11/01/51 11/26 at 100.00 2,904
9,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
4/24 at 100.00 9,002,012
2,850 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35, (AMT)
4/24 at 100.00 2,850,637
10,705 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
4/24 at 100.00 10,707,394
Total Oklahoma 63,039,072
Oregon - 0.2%
10,000 (d) Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 4.000%, 8/15/45 - AGM
Insured, (UB)
8/30 at 100.00 9,614,422
815 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter
School Project, Series 2019A, 5.250%, 6/15/55, 144A
6/27 at 102.00 748,432
Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A
:
670 5.000%, 6/15/39, 144A 6/27 at 102.00 647,787
1,810 5.000%, 6/15/49, 144A 6/27 at 102.00 1,652,751
Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A
:
550 5.500%, 6/15/35, 144A 6/25 at 100.00 552,044
1,650 5.750%, 6/15/46, 144A 6/25 at 100.00 1,654,202
3,625 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.250%, 6/15/51
6/25 at 100.00 3,362,825
10,000 (d) Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/51, (UB)
1/32 at 100.00 9,592,816
2,410 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 7.000%, 6/15/52, 144A
6/32 at 100.00 2,473,051
320 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022B, 9.000%, 6/15/29, 144A
No Opt. Call 320,745
3,125 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.375%, 7/01/45
7/25 at 100.00 3,053,159
2,480 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
4/24 at 100.00 2,482,848
Total Oregon 36,155,082
Pennsylvania - 1.8%
12,775 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
4/24 at 100.00 12,778,126

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
114
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A
:
$ 5,300 (d) 5.000%, 1/01/51, (AMT), (UB) 1/31 at 100.00 $ 5,477,953
11,000 (d) 4.000%, 1/01/56 - AGM Insured, (AMT) 1/31 at 100.00 10,255,423
5,000 (d) 5.000%, 1/01/56, (AMT), (UB) 1/31 at 100.00 5,124,077
2,905 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 6.000%, 7/15/38
4/24 at 100.00 2,907,543
4,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
6/29 at 103.00 3,493,639
Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017
:
2,400 6.000%, 7/01/37, 144A 7/24 at 100.00 2,401,547
11,015 6.250%, 7/01/47, 144A 7/24 at 100.00 11,017,801
5,605 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 5,870,958
9,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 7,402,475
13,965 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 7,247,828
10,530 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
4/24 at 100.00 5,467,066
Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B
:
8,160 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 6,662,263
6,305 (d) 4.000%, 12/01/51 - BAM Insured, (UB) 12/31 at 100.00 5,920,267
Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A
:
705 5.000%, 12/01/30 12/25 at 100.00 628,434
680 5.000%, 12/01/35 12/25 at 100.00 557,591
1,400 5.250%, 12/01/45 12/25 at 100.00 968,412
3,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2017A, 5.250%, 10/15/47
4/27 at 100.00 2,815,104
1,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2022, 6.000%, 10/15/52,
144A
10/32 at 100.00 1,011,276
Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018
:
440 5.000%, 3/01/38, 144A 3/28 at 100.00 435,913
1,208 5.125%, 3/01/48, 144A 3/28 at 100.00 1,152,642
1,595 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 1,596,487
3,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 2,515,192
3,000 (d) Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 4.000%, 7/15/43, (UB)
1/28 at 100.00 2,823,455

115
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 8,455 (d) Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 4.000%, 6/01/41,
(UB)
6/24 at 100.00 $ 8,302,259
5,000 (d) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/48, (UB)
9/28 at 100.00 5,091,566
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B
:
8,405 (d) 4.000%, 5/01/52 - AGM Insured 5/32 at 100.00 7,953,977
9,000 (d) 5.000%, 5/01/57, (UB) 5/32 at 100.00 9,346,646
1,000 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 1,022,746
1,072 (c) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 5.000%, 6/30/27
4/24 at 100.00 192,843
590 (c) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 5.000%, 6/30/27, (cash 5.000%, PIK 5.000%)
No Opt. Call 106,221
3,725 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
4/24 at 100.00 3,731,308
30,690 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 3,069
30,690 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 3,069
29,220 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 2,922
17,565 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Taxable Series 2020B-2, 10.000%, 12/01/29, 144A
No Opt. Call 1,756
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
1,990 5.750%, 6/30/48, (AMT) 12/32 at 100.00 2,221,427
3,925 5.250%, 6/30/53, (AMT) 12/32 at 100.00 4,179,372
12,885 (d) 5.000%, 12/31/57 - AGM Insured, (AMT), (UB) 12/32 at 100.00 13,612,941
5,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Green Series 2019A, 3.250%,
8/01/39, (AMT), 144A
8/24 at 100.00 3,771,330
2,765 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
4/24 at 100.00 2,271,353
2,500 (d) Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44,
(UB)
8/29 at 100.00 2,417,805
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A
:
5,000 (d) 5.000%, 10/01/43, (UB) 10/32 at 100.00 5,228,460
10,000 (d) 5.000%, 10/01/50, (UB) 10/32 at 100.00 10,324,251
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A
:

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
116
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 25,000 (d) 4.600%, 10/01/49, (UB) 10/32 at 100.00 $ 24,870,363
6,440 (d) 4.650%, 10/01/51, (UB) 10/32 at 100.00 6,445,408
8,475 (d) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023A, 5.000%, 12/01/53, (UB)
12/33 at 100.00 9,115,769
Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Series 2017A
:
1,445 5.000%, 7/01/37 7/27 at 100.00 1,323,986
1,575 5.000%, 7/01/42 7/27 at 100.00 1,359,241
2,605 5.000%, 7/01/49 7/27 at 100.00 2,153,865
745 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
4/24 at 100.00 758,571
11,855 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 11,028,877
985 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%,
5/01/33
4/24 at 100.00 930,216
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Southwest Leadership Academy, Series 2017
:
330 6.470%, 11/01/37 11/27 at 100.00 310,679
4,785 6.600%, 11/01/47 11/27 at 100.00 4,287,400
10,000 (d) Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2023B, 5.500%, 9/01/53 - AGM Insured, (UB)
9/33 at 100.00 11,304,783
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
4/24 at 100.00 779,065
32,385 (d) Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49, (UB)
6/29 at 100.00 30,052,134
7,500 Southcentral Pennsylvania General Authority, Revenue Bonds, York
Academy Regional Charter School Project, Series 2018A, 6.000%,
7/15/38, 144A
7/28 at 100.00 7,721,383
Total Pennsylvania 298,758,533
Puerto Rico - 6.0%
79,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
4/24 at 18.90 14,935,558
40,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
4/24 at 8.43 3,223,480
2,592 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
4/24 at 100.00 2,592,752
736 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico Highway and
Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.993%,
12/06/49
No Opt. Call 396,039
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
:
27,900 4.000%, 7/01/42, 144A 7/32 at 100.00 26,609,611
5,965 4.000%, 7/01/47, 144A 7/32 at 100.00 5,496,979
33,280 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 33,902,885
19,165 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 18,278,609

117
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
$ 21,525 4.000%, 7/01/42, 144A 7/31 at 100.00 $ 20,529,458
57,855 4.000%, 7/01/47, 144A 7/31 at 100.00 53,315,627
102,725 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
4/24 at 100.00 18,840,069
1,465 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.500%, 1/01/24
No Opt. Call 272,433
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD
:
4,505 (c) 5.000%, 1/01/24 No Opt. Call 850,130
30 (c) 5.000%, 1/01/24 No Opt. Call 6,017
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A
:
2 (c) 3.957%, 7/01/42 4/24 at 100.00 530
3 (c) 3.961%, 7/01/42 4/24 at 100.00 795
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT
:
7,260 (c) 5.000%, 1/01/24 No Opt. Call 1,365,957
5,165 (c) 5.000%, 1/01/24 No Opt. Call 975,848
2,040 (c) 5.000%, 1/01/24 No Opt. Call 411,027
250 (c) 5.000%, 1/01/24 No Opt. Call 52,187
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
11,270 (c) 5.250%, 1/01/24 No Opt. Call 2,400,520
15 (c) 5.250%, 1/01/24 No Opt. Call 3,427
3 (c) 3.978%, 7/01/28 4/24 at 100.00 795
3 (c) 5.250%, 7/01/31 4/24 at 100.00 795
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC
:
1,510 (c) 4.250%, 1/01/24 No Opt. Call 300,971
280 (c) 5.000%, 1/01/24 No Opt. Call 52,848
185 (c) 5.000%, 1/01/24 No Opt. Call 35,238
1 (c) 3.645%, 7/01/28 4/24 at 100.00 265
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:
60 (c) 4.250%, 1/01/24 No Opt. Call 13,515
475 (c) 5.000%, 1/01/24 No Opt. Call 89,336
135 (c) 5.000%, 1/01/24 No Opt. Call 25,456
125 (c) 5.000%, 1/01/24 No Opt. Call 23,571
6,535 (c) 5.250%, 1/01/24 No Opt. Call 1,327,926
5,690 (c) 5.250%, 1/01/24 No Opt. Call 1,265,002
1,150 (c) 5.250%, 1/01/24 No Opt. Call 219,171
590 (c) 5.250%, 1/01/24 No Opt. Call 112,201
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
13,080 (c) 5.050%, 1/01/24 7/23 at 100.00 2,517,650
2,840 (c) 4.800%, 7/01/29 4/24 at 100.00 559,760
17,685 (c) 5.000%, 7/01/29 4/24 at 100.00 3,843,525
3 (c) 4.102%, 7/01/36 4/24 at 100.00 795
53,395 (c) 5.000%, 7/01/42 4/24 at 100.00 10,485,082
1,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016D-4-RSA-1, 7.500%, 1/01/24
No Opt. Call 152,555
5,845 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2003NN,
5.500%, 1/31/24
No Opt. Call 1,097,099
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT
:

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
118
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 1,065 (c) 5.000%, 7/01/24 4/24 at 100.00 $ 215,018
910 (c) 5.000%, 7/01/25 4/24 at 100.00 182,121
90 (c) 5.000%, 7/01/26 4/24 at 100.00 21,473
2,290 (c) 5.000%, 7/01/27 4/24 at 100.00 440,352
21,440 (c) 5.000%, 7/01/32 4/24 at 100.00 4,352,404
43,235 (c) 5.000%, 7/01/37 4/24 at 100.00 8,704,971
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
4,245 (c) 5.375%, 1/01/24 No Opt. Call 885,633
2,915 (c) 5.375%, 1/01/24 No Opt. Call 631,176
550 (c) 5.375%, 1/01/24 0 at 100.00 105,752
2,895 (c) 5.500%, 1/01/24 No Opt. Call 528,327
105 (c) 5.500%, 1/01/24 No Opt. Call 18,972
1,865 (c) 5.250%, 7/01/25 4/24 at 100.00 355,984
3,735 (c) 5.000%, 7/01/28 4/24 at 100.00 733,916
16,605 (c) 5.250%, 7/01/33 4/24 at 100.00 3,280,338
30,910 (c) 5.500%, 7/01/38 4/24 at 100.00 5,846,986
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA
:
3,420 (c) 5.250%, 1/01/24 No Opt. Call 653,005
2,800 (c) 5.250%, 7/01/26 4/24 at 100.00 610,104
630 (c) 5.250%, 7/01/27 4/24 at 100.00 121,932
8,900 (c) 5.250%, 7/01/28 4/24 at 100.00 1,760,758
2,735 (c) 5.250%, 7/01/29 4/24 at 100.00 544,470
5,770 (c) 5.250%, 7/01/30 4/24 at 100.00 1,317,861
4,475 (c) 5.250%, 7/01/31 4/24 at 100.00 847,457
14,585 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010BBB,
5.400%, 7/01/28
4/24 at 100.00 2,707,594
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC
:
3,225 (c) 5.000%, 7/01/24 4/24 at 100.00 618,060
2,000 (c) 4.625%, 7/01/25 4/24 at 100.00 390,637
890 (c) 5.000%, 7/01/25 4/24 at 100.00 182,003
30 (c) 4.750%, 7/01/26 4/24 at 100.00 5,830
4,840 (c) 5.250%, 7/01/26 4/24 at 100.00 1,000,802
365 (c) 5.000%, 7/01/27 4/24 at 100.00 73,449
23,345 (c) 5.250%, 7/01/27 4/24 at 100.00 5,034,203
2,220 (c) 5.000%, 7/01/28 4/24 at 100.00 497,760
6,200 (c) 5.250%, 7/01/28 4/24 at 100.00 1,216,109
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX
:
1,960 (c) 4.625%, 7/01/25 4/24 at 100.00 381,447
215 (c) 4.750%, 7/01/26 4/24 at 100.00 42,199
3,060 (c) 5.250%, 7/01/26 4/24 at 100.00 664,341
405 (c) 4.875%, 7/01/27 4/24 at 100.00 80,834
400 (c) 5.250%, 7/01/27 4/24 at 100.00 82,000
6,460 (c) 5.250%, 7/01/35 4/24 at 100.00 1,254,159
5,525 (c) 5.750%, 7/01/36 4/24 at 100.00 1,241,451
83,005 (c) 5.250%, 7/01/40 4/24 at 100.00 16,692,801
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010ZZ
:
1,620 (c) 5.250%, 1/01/24 No Opt. Call 298,821
205 (c) 5.000%, 7/01/24 4/24 at 100.00 39,188
10,510 (c) 5.250%, 7/01/24 4/24 at 100.00 1,955,794
21,705 (c) 5.250%, 7/01/25 4/24 at 100.00 4,130,442
250 (c) 5.000%, 7/01/26 4/24 at 100.00 49,481
25,760 (c) 5.250%, 7/01/26 4/24 at 100.00 5,216,125
255 (c) 5.000%, 7/01/28 4/24 at 100.00 50,909
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
235 (c) 7.250%, 7/01/30 4/24 at 100.00 52,808
9,220 (c) 7.000%, 7/01/33 4/24 at 100.00 1,580,879
18,645 (c) 6.750%, 7/01/36 4/24 at 100.00 3,444,137

119
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 5,820 (c) 7.000%, 7/01/40 4/24 at 100.00 $ 1,034,707
19,715 (c) 7.000%, 7/01/43 4/24 at 100.00 3,571,016
Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE
:
5,400 (c) 5.950%, 7/01/30 4/24 at 100.00 1,022,106
75,300 (c) 6.050%, 7/01/32 4/24 at 100.00 13,661,638
34,730 (c) 6.250%, 7/01/40 4/24 at 100.00 6,182,913
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
266,212 0.000%, 7/01/46 7/28 at 41.38 85,326,699
241,918 0.000%, 7/01/51 7/28 at 30.01 56,712,256
99,507 5.000%, 7/01/58 7/28 at 100.00 99,914,730
50,220 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 0.000%, 7/01/51
7/28 at 30.01 11,663,108
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
3,500 4.329%, 7/01/40 7/28 at 100.00 3,505,048
4,353 4.536%, 7/01/53 7/28 at 100.00 4,206,281
53,066 4.784%, 7/01/58 7/28 at 100.00 52,933,404
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
2 5.375%, 7/01/25 No Opt. Call 1,500
2,809 5.750%, 7/01/31 No Opt. Call 3,169,855
37,000 0.000%, 7/01/33 7/31 at 89.94 24,326,103
21,416 4.000%, 7/01/37 7/31 at 103.00 20,729,046
18,421 4.000%, 7/01/41 7/31 at 103.00 17,386,687
100,721 4.000%, 7/01/46 7/31 at 103.00 92,750,200
216,531 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 125,425,349
University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P
:
6,960 5.000%, 6/01/24 4/24 at 100.00 6,951,150
7,050 5.000%, 6/01/25 4/24 at 100.00 6,998,777
2,105 5.000%, 6/01/26 4/24 at 100.00 2,076,936
8,875 5.000%, 6/01/30 4/24 at 100.00 8,604,325
University of Puerto Rico, University System Revenue Bonds, Series 2006Q
:
3,075 5.000%, 6/01/24 4/24 at 100.00 3,071,090
1,355 5.000%, 6/01/25 4/24 at 100.00 1,345,155
3,345 5.000%, 6/01/26 4/24 at 100.00 3,300,404
7,203 5.000%, 6/01/30 4/24 at 100.00 6,983,319
4,882 5.000%, 6/01/36 4/24 at 100.00 4,667,238
Total Puerto Rico 975,247,807
Rhode Island - 0.3%
253,805 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
4/24 at 18.95 46,316,697
Total Rhode Island 46,316,697
South Carolina - 1.3%
Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021
:
625 3.875%, 5/01/41, 144A 5/29 at 100.00 468,945
610 4.000%, 5/01/52, 144A 5/29 at 100.00 437,425
2,735 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A
4/24 at 105.00 2,372,756
Lancaster County, South Carolina, Special Assessment Bonds, Edgewater
II Improvement District, Capital Appreciation Series 2007-A&B
:

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
120
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
$ 29,195 0.000%, 11/01/39 4/24 at 30.76 $ 7,862,293
9,165 0.000%, 11/01/39 4/24 at 30.76 2,156,143
19,375 (d) Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023B-1, 5.250%, 2/01/54, (Mandatory Put
3/01/31), (UB)
12/30 at 100.08 21,005,769
3,500 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 3,068,521
1,885 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School Project,
Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 1,996,877
4,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A, 5.250%, 8/15/46, 144A
2/25 at 100.00 3,574,235
20,980 (e) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project, Series
2022A-1, 0.000%, 6/01/52
No Opt. Call 15,822,938
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project, Series
2014A
:
1,370 (g) 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 1,393,315
11,515 (g) 7.250%, 11/01/45, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 11,727,304
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.750%, 10/01/45
10/27 at 103.00 964,180
5,870 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.750%, 6/15/49, 144A
12/26 at 100.00 5,951,388
7,775 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 6,991,616
1,905 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A,
7.125%, 6/15/53
6/33 at 100.00 1,972,897
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A
:
2,830 5.000%, 6/15/51, 144A 6/29 at 100.00 2,285,157
905 5.000%, 6/15/56, 144A 6/29 at 100.00 715,620
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A
:
1,585 7.000%, 6/15/53, 144A 6/31 at 100.00 1,626,138
1,020 7.125%, 6/15/58, 144A 6/31 at 100.00 1,050,755
South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013
:
750 5.000%, 5/01/43 4/24 at 100.00 631,569
1,255 5.125%, 5/01/48 4/24 at 100.00 1,039,730
10,000 (d) South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, AnMed Health Project, Series 2023, 5.250%, 2/01/53, (UB)
2/33 at 100.00 10,811,891
15,525 (d) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56, (UB)
12/26 at 100.00 15,648,147
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
:
16,000 (d) 4.000%, 12/01/47, (UB) 6/32 at 100.00 14,879,602
13,020 (d) 4.000%, 12/01/52 - BAM Insured, (UB) 6/32 at 100.00 12,196,791

121
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
$ 39,865 (d) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/55 - BAM Insured,
(UB)
6/32 at 100.00 $ 36,913,475
8,715 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48
4/24 at 100.00 8,637,651
1,110 (d) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55, (UB)
12/25 at 100.00 1,117,693
7,280 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42
4/24 at 100.00 6,907,688
2,875 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41
4/24 at 100.00 2,730,363
Total South Carolina 204,958,872
South Dakota - 0.1%
6,400 Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds,
Series 2014C, 6.000%, 3/01/32, 144A
4/24 at 100.00 5,131,530
5,630 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 5,335,894
Total South Dakota 10,467,424
Tennessee - 1.6%
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B
:
815 0.000%, 12/01/25, 144A No Opt. Call 743,322
845 0.000%, 12/01/26, 144A No Opt. Call 727,315
1,665 0.000%, 12/01/31, 144A No Opt. Call 1,071,495
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A
:
6,650 5.000%, 12/01/35, 144A 12/26 at 100.00 6,171,093
2,350 5.125%, 12/01/42, 144A 12/26 at 100.00 2,130,588
66,100 (d) Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40, (UB)
7/28 at 100.00 64,825,896
Knox County Health, Educational, and Housing Facilities Board, Revenue
Bonds, Provident Group - UTK Properties LLC - University of Tennessee
Project, Student Housing Series 2024A-1
:
2,000 (d) 5.500%, 7/01/59 - BAM Insured, (UB) 7/33 at 100.00 2,183,422
4,000 (d) 5.000%, 7/01/64 - BAM Insured, (UB) 7/33 at 100.00 4,215,505
Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project,
Series 2014
:
5,546 (c) 5.250%, 5/01/25, 144A 11/24 at 100.00 555
45,543 (c) 6.000%, 5/01/34, 144A 11/24 at 100.00 4,554
4,485 Memphis Health, Educational and Housing Facilities Board, Tennessee,
Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series
2014A, 5.875%, 3/01/44
4/24 at 100.00 2,242,500
Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A
:
4,405 (c) 5.500%, 7/01/37 7/27 at 100.00 3,074,087
5,150 (c) 5.625%, 1/01/46 7/27 at 100.00 3,075,236
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
13,075 (d) 5.250%, 7/01/48 - AGM Insured, (UB) 1/34 at 100.00 14,446,161
8,565 (d) 5.250%, 7/01/53 - AGM Insured, (UB) 1/34 at 100.00 9,366,451

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
122
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 11,300 (d) 5.250%, 7/01/56 - AGM Insured, (UB) 1/34 at 100.00 $ 12,337,394
8,250 (d) Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.250%, 5/01/53, (UB)
5/33 at 100.00 8,860,612
5,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A, 5.000%, 10/01/45
10/26 at 100.00 5,058,309
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E
:
3,975 5.250%, 6/01/47, 144A 6/26 at 100.00 3,981,944
3,250 5.375%, 6/01/52, 144A 6/26 at 100.00 3,258,617
8,415 (d) Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46, (UB)
7/26 at 100.00 8,470,369
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
8,500 (d) 5.250%, 7/01/47, (AMT), (UB) 7/32 at 100.00 9,159,065
4,000 (d) 5.000%, 7/01/52, (AMT), (UB) 7/32 at 100.00 4,189,733
8,625 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 8,915,238
6,500 (d) Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT), (UB)
7/30 at 100.00 6,718,730
1,450 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A,
5.375%, 9/01/41
4/24 at 100.00 1,221,080
5,000 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2023-3A, 5.350%, 7/01/48
7/32 at 100.00 5,233,213
Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-1A
:
1,500 (d) 4.700%, 7/01/49, (UB) 1/33 at 100.00 1,505,788
1,155 (d) 4.800%, 7/01/54, (UB) 1/33 at 100.00 1,157,598
Tennessee Housing Development Agency, Residential Finance Program
Bonds, Tender Option Bond Trust Series 2023-XL0448
:
7,400 (d) 4.550%, 7/01/48, (UB) 7/32 at 100.00 7,390,257
4,000 (d) 4.700%, 7/01/53, (UB) 7/32 at 100.00 4,001,984
The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A
:
18,170 (c) 7.375%, 6/01/37, 144A 6/27 at 100.00 1,998,700
17,235 (c) 7.500%, 6/01/47, 144A 6/27 at 100.00 1,895,850
43,500 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 44,053,451
11,415 (c) Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46, 144A
4/24 at 100.00 7,118,412
Total Tennessee 260,804,524
Texas - 8.5%
4,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48, 144A
9/29 at 100.00 4,147,680
1,500 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 2 Project, Series 2022, 6.000%, 9/01/52, 144A
9/32 at 100.00 1,524,561

123
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 3,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.750%, 9/01/48, 144A
9/29 at 100.00 $ 3,126,865
Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Major Improvement Area Project, Series 2021
:
200 4.500%, 9/15/31, 144A No Opt. Call 189,667
525 5.000%, 9/15/51, 144A 9/31 at 100.00 493,104
1,191 Anna, Texas, Special Assessment Revenue Bonds, The Woods and Lindsey
Place Public Improvement District Area 1 Project, Series 2023, 5.875%,
9/15/53, 144A
9/31 at 100.00 1,213,157
2,250 Anson Education Facilities Corporation, Texas, Education Revenue Bonds,
Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45
8/26 at 100.00 2,261,289
750 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 5.000%, 9/01/37
9/27 at 100.00 755,003
Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of  Argyle
Public Improvement District Project, Series 2018
:
2,100 5.125%, 9/01/38, 144A 9/28 at 100.00 2,112,620
3,905 5.250%, 9/01/47, 144A 9/28 at 100.00 3,913,334
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A
:
3,430 4.375%, 2/15/51 2/30 at 100.00 2,464,440
1,500 4.500%, 2/15/56 2/30 at 100.00 1,067,654
5,800 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Magellan International School, Series 2022, 6.375%,
6/01/62, 144A
6/29 at 103.00 6,106,283
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A
:
1,000 5.000%, 8/15/38 8/27 at 100.00 998,925
1,800 5.000%, 8/15/48 8/27 at 100.00 1,700,615
900 5.000%, 8/15/53 8/27 at 100.00 839,703
ate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 3B, Series 2023
:
1,000 5.125%, 8/15/43, 144A 8/31 at 100.00 1,000,566
1,000 5.375%, 8/15/53, 144A 8/31 at 100.00 1,002,387
1,750 Aubrey Public Improvement District 1, Denton County, Texas, Special
Assessment Revenue Bonds, Series 2023, 6.000%, 9/01/53, 144A
9/31 at 100.00 1,778,621
1,000 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 3B Project, Series 2022,
6.000%, 9/01/45, 144A
9/32 at 100.00 1,031,322
3,800 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 6.200%,
9/01/47, 144A
9/27 at 100.00 3,915,579
20,915 (d) Austin Community College District, Texas, General Obligation Bonds,
Limited Tax Series 2023, 5.250%, 8/01/53, (UB)
8/33 at 100.00 23,162,785
5,000 Austin, Texas, Airport System Revenue Bonds, Series 2022, 5.250%,
11/15/47, (AMT)
11/32 at 100.00 5,376,107
20,000 (d) Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2023, 5.250%, 11/15/53, (UB)
11/33 at 100.00 22,069,460
4,680 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District, Series
2013, 6.000%, 11/01/28
4/24 at 100.00 4,681,882

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
124
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,500 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 2, Series 2022, 5.500%, 11/01/51, 144A
11/32 at 100.00 $ 1,510,047
3,000 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 2,834,721
24,500 (d) Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 4.250%, 2/15/53, (UB)
8/32 at 100.00 23,733,130
5,870 Bonham Independent School District, Fannin County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 2/15/49
8/33 at 100.00 5,804,760
1,410 Boyd Public Improvement District 1, Texas, Special Assessment Revenue
Bonds, Improvement Area 1 Project Series 2024, 5.500%, 9/15/53, 144A
9/31 at 100.00 1,411,744
1,120 Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021, 3.000%, 9/01/46
9/26 at 100.00 851,116
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phase 1 Project, Series 2018
:
1,690 5.125%, 9/01/38, 144A 9/28 at 100.00 1,699,491
4,230 5.250%, 9/01/47, 144A 9/28 at 100.00 4,240,680
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phases 2-7 Major Improvement Project, Series
2018
:
4,230 5.500%, 9/01/38, 144A 9/28 at 100.00 4,315,907
7,480 5.625%, 9/01/48, 144A 9/28 at 100.00 7,595,766
1,000 Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill Public
Improvement District  2 Phase 2 & 3 Direct Improvement Project, Series
2023, 6.000%, 9/01/53, 144A
9/31 at 100.00 1,009,745
5,630 Celina, Texas, Special Assessment Revenue Bonds, Columns Public
Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A
9/28 at 100.00 5,787,288
5,000 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.625%,
9/01/48, 144A
9/28 at 100.00 5,018,787
2,500 Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows
Public Improvement District, Improvement Area 1 District Series 2023,
5.500%, 9/01/53, 144A
9/33 at 100.00 2,511,688
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 2-3 Major Improvement Project, Series
2021
:
350 5.250%, 9/01/41, 144A 9/31 at 100.00 348,956
640 5.500%, 9/01/50, 144A 9/31 at 100.00 641,362
995 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46
9/26 at 100.00 997,125
Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018
:
325 5.375%, 9/01/38, 144A 9/28 at 100.00 330,266
408 5.500%, 9/01/46, 144A 9/28 at 100.00 412,870
1,111 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Project, Series 2018, 5.625%, 9/01/38
9/28 at 100.00 1,139,889
Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement Project,
Series 2015
:
1,675 6.000%, 9/01/30 4/24 at 102.00 1,688,863
4,725 6.250%, 9/01/40 4/24 at 102.00 4,773,184
1,825 Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023, 5.500%, 9/01/53, 144A
9/33 at 100.00 1,826,872

125
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds, North Sky Public
Improvement District Improvement Area 1 Project, Series 2023
:
$ 1,000 5.375%, 9/01/43 9/33 at 100.00 $ 1,009,382
1,200 5.625%, 9/01/52 9/33 at 100.00 1,212,523
3,115 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46
9/27 at 100.00 3,188,988
1,245 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/46
9/27 at 100.00 1,264,880
1,100 Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023, 6.750%, 9/01/53, 144A
9/33 at 100.00 1,114,024
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East
Public Improvement District Phase 1 Project, Series 2022
:
1,050 4.000%, 9/01/43, 144A 9/31 at 100.00 904,402
1,000 4.125%, 9/01/51, 144A 9/31 at 100.00 827,702
5,410 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 7.250%, 9/01/45
9/24 at 102.00 5,541,089
1,565 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022, 4.000%, 9/01/51, 144A
9/31 at 100.00 1,277,027
9,540 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
9/24 at 102.00 9,784,719
2,000 Celina, Texas, Special Assessment Revenue Bonds, Ten Mile Creek Public
Improvement District Improvement Area 1 Project, Series 2023, 5.750%,
9/01/52, 144A
9/33 at 100.00 2,034,650
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021
:
1,000 4.250%, 9/01/41, 144A 9/31 at 100.00 909,534
1,380 4.500%, 9/01/51, 144A 9/31 at 100.00 1,221,816
Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2016
:
1,140 5.000%, 9/01/36, 144A 9/24 at 101.00 1,132,777
1,645 5.250%, 9/01/46, 144A 9/24 at 101.00 1,623,030
1,415 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 6.250%, 9/01/45
9/24 at 100.00 1,419,942
500 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022, 5.500%, 9/01/42, 144A
9/32 at 100.00 505,325
9,295 (d) Chamber County, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2023, 4.000%, 3/01/53, (UB)
3/32 at 100.00 8,800,060
14,850 (d) Chapel Hill Independent School District, Smith County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 2/15/53, (UB)
8/33 at 100.00 14,132,744
3,000 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 2,949,677
1,500 City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022, 6.125%, 9/15/52, 144A
9/32 at 100.00 1,522,952

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
126
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018
:
$ 1,835 5.600%, 9/01/38 9/28 at 100.00 $ 1,872,904
2,940 5.700%, 9/01/47 9/28 at 100.00 2,981,663
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016
:
1,385 6.250%, 9/01/35 9/24 at 102.00 1,420,323
3,230 6.500%, 9/01/46 9/24 at 102.00 3,309,027
1,200 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 1,166,441
22,620 (d) Corpus Christi, Texas, Utility System Revenue Bonds, Senior Lien
Improvement Refunding Series 2023, 4.125%, 7/15/53, (UB)
7/33 at 100.00 22,138,296
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Cartwright Ranch Public Improvement District Major Improvement Area
Project, Series 2021
:
750 5.000%, 9/15/41, 144A 9/31 at 100.00 721,366
1,000 5.250%, 9/15/51, 144A 9/31 at 100.00 965,039
4,165 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Improvement Area 1 Project,
Series 2022, 6.125%, 9/15/52, 144A
9/32 at 100.00 4,346,961
1,000 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential, Major
Improvement Area Project, Series 2022, 6.750%, 9/15/52, 144A
9/32 at 100.00 1,058,489
Crowley Independent School District, Tarrant and Johnson Counties,
Texas, General Obligation Bonds, School Building Series 2023
:
6,000 (d) 4.250%, 2/01/53, (UB) 2/33 at 100.00 5,958,230
10,215 5.250%, 2/01/53 2/33 at 100.00 11,210,679
10,000 (d) 5.250%, 2/01/53, (UB) 2/33 at 100.00 10,974,723
2,000 (d) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 1,918,229
9,175 (g) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 9,221,165
5,000 Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53
8/33 at 100.00 5,421,344
4,350 East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022, 5.000%, 9/01/43
9/28 at 100.00 4,261,900
1,000 Edinburg Economic Development Corporation, Texas, Sales Tax Revenue
Bonds, Series 2021A, 3.375%, 8/15/46
8/28 at 100.00 713,025
3,985 Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022, 6.000%, 8/15/52, 144A
8/32 at 100.00 4,079,419
6,060 (d) Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of
Sherman Project Series 2023A, 4.375%, 10/01/53 - BAM Insured, (UB)
10/32 at 100.00 5,959,399
Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A
:
13,000 (d) 4.125%, 7/01/52, (UB) 7/32 at 100.00 12,171,947
10,000 (d) 5.000%, 7/01/52, (UB) 7/32 at 100.00 10,490,686
7,400 (d) Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45, (UB)
6/25 at 100.00 6,960,445
5,405 (d) Harris County, Texas, General Obligation Bonds, Refunding Road Series
2023A, 4.250%, 9/15/48, (UB)
9/33 at 100.00 5,398,506

127
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 10,950 (d) Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series
2021A, 4.000%, 8/15/50, (UB)
8/30 at 100.00 $ 10,413,187
600 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 -
AGM Insured
11/31 at 33.96 142,520
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
520 (g) 0.000%, 11/15/26, (ETM) No Opt. Call 472,448
355 (g) 0.000%, 11/15/27, (ETM) No Opt. Call 312,135
480 (g) 0.000%, 11/15/28 - NPFG Insured, (ETM) No Opt. Call 409,069
125 (g) 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call 103,314
1,910 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 1,330,237
2,075 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 1,266,783
35 0.000%, 11/15/35 11/31 at 78.18 19,941
4,160 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 2,204,249
1,525 0.000%, 11/15/37 - NPFG Insured 11/31 at 69.08 752,655
1,930 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 886,355
1,130 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 482,477
5,300 0.000%, 11/15/40 - NPFG Insured 11/31 at 57.27 2,110,728
17,315 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 6,450,070
1,840 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 702,994
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
100 0.000%, 11/15/31 - NPFG Insured 11/24 at 66.52 64,793
605 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 369,406
1,420 0.000%, 11/15/33 - NPFG Insured 11/24 at 59.10 816,899
190 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 102,962
25 (g) 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 13,569
6,465 0.000%, 11/15/38 - NPFG Insured 11/24 at 43.83 2,748,810
9,245 0.000%, 11/15/39 11/24 at 41.26 3,697,389
Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A
:
1,180 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 735,072
26,165 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 12,335,047
8,805 0.000%, 11/15/40 - NPFG Insured 11/30 at 54.04 3,612,526
7,445 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 7,513,860
5,890 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
4/24 at 100.00 5,889,826
1,220 Heritage Public Improvement District 1, Dripping Springs, Texas, Special
Assessment Revenue Bonds, Series 2023, 5.500%, 9/01/53, 144A
9/31 at 100.00 1,210,235
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A
:
7,560 0.000%, 12/01/53 12/31 at 42.84 1,606,526
5,000 0.000%, 12/01/54 12/31 at 41.04 999,439
12,500 0.000%, 12/01/55 12/31 at 39.30 2,363,535
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/46, (AMT)
7/31 at 100.00 4,722,991
31,000 (d) Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/53 - AGM Insured, (AMT), (UB)
7/33 at 100.00 33,063,943
1,075 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 2 Project Series 2023, 5.625%,
9/01/58, 144A
9/31 at 100.00 1,094,997

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
128
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,000 Joshua Farms Municipal Management District 1, Johnson County, Texas,
Special Assessment Revenue Bonds, Improvement Areas 1-2 Project
Series 2023, 5.500%, 9/01/53, 144A
9/31 at 100.00 $ 1,989,734
Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 1 Project,
Series 2018
:
1,105 5.375%, 9/01/38, 144A 9/28 at 100.00 1,122,467
1,930 5.125%, 9/01/47, 144A 9/28 at 100.00 1,932,246
1,680 5.500%, 9/01/47, 144A 9/28 at 100.00 1,695,348
1,500 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 2A-2B Project, Series 2021, 6.000%, 9/15/52
9/32 at 100.00 1,548,882
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 4 Project, Series 2023
:
2,000 5.250%, 9/01/43, 144A 9/33 at 100.00 2,033,069
1,500 5.500%, 9/01/47, 144A 9/33 at 100.00 1,532,636
1,835 Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public
Improvement District Improvement Area 1 Project, Series 2023, 5.750%,
9/01/53, 144A
9/33 at 100.00 1,851,461
2,295 Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023, 6.000%,
9/01/53, 144A
9/33 at 100.00 2,310,403
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 1,948,154
2,500 Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Major Improvement
Area Project, Series 2020B, 4.875%, 9/01/50, 144A
9/30 at 100.00 2,256,616
9,735 (d) Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023, 4.000%,
2/15/53, (UB)
2/33 at 100.00 9,249,335
26,240 (d) Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023A, 5.000%,
2/15/58 - BAM Insured, (UB)
2/33 at 100.00 28,370,699
2,700 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Areas 2-3 Project, Series 2022, 6.125%, 9/15/52,
144A
9/32 at 100.00 2,768,391
1,270 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
5.000%, 9/15/49, 144A
9/29 at 100.00 1,207,165
2,700 Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs
Public Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A
9/28 at 100.00 2,682,860
1,090 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Northern Improvement Area Major Improvement
Project, Series 2017, 5.375%, 9/01/47, 144A
9/26 at 100.00 1,090,944
3,855 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
5.000%, 9/01/47, 144A
9/26 at 100.00 3,664,018
6,000 (e) Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51
6/26 at 100.67 4,257,566
Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1
:
1,355 5.000%, 12/01/41 6/26 at 103.00 1,252,635
2,060 5.000%, 12/01/46 6/26 at 103.00 1,831,000

129
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,269 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 $ 2,099,184
1,000 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement Area
Project, Series 2022, 4.375%, 9/01/52, 144A
9/32 at 100.00 836,569
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Master Improvement
Area Project, Series 2017
:
270 5.125%, 9/01/27, 144A No Opt. Call 273,635
2,150 6.000%, 9/01/46, 144A 9/27 at 100.00 2,202,877
1,025 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A
9/26 at 100.00 1,031,216
3,000 Little Elm, Denton County, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District 2 Project, Series 2022, 6.875%,
9/01/52, 144A
9/32 at 100.00 3,158,919
11,815 Little Elm, Denton County, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area 2 Project,
Refunding & Improvement Series 2018, 5.750%, 9/01/48, 144A
9/28 at 100.00 12,074,055
1,000 Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022, 4.000%, 9/01/51, 144A
9/32 at 100.00 812,263
6,305 Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Phase I, Refunding & Improvement Series 2018,
5.250%, 9/01/44, 144A
9/28 at 100.00 6,330,703
5,160 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%,
9/01/47, 144A
9/27 at 100.00 5,270,515
Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 2-3 Project, Series 2018
:
723 5.750%, 9/01/38, 144A 9/28 at 100.00 746,498
1,350 5.875%, 9/01/47, 144A 9/28 at 100.00 1,388,454
1,500 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 1,470,717
Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Major Improvement Area Project, Refunding Series
2018
:
125 0.000%, 9/01/24, 144A No Opt. Call 122,448
125 0.000%, 9/01/25, 144A No Opt. Call 116,212
6,300 6.750%, 9/01/48, 144A 9/28 at 100.00 6,340,804
Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020
:
600 4.500%, 9/15/40, 144A 9/30 at 100.00 562,822
600 4.625%, 9/15/49, 144A 9/30 at 100.00 544,669
1,435 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Improvement Area 1-2 Project, Series 2021, 4.000%,
9/15/51, 144A
9/31 at 100.00 1,177,830
1,000 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District, Improvement Area 3, Series 2023, 5.500%, 9/15/53,
144A
9/31 at 100.00 1,003,845
1,755 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.750%, 9/01/49, 144A
9/29 at 100.00 1,762,420

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
130
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021, 5.125%, 9/01/51, 144A
9/31 at 100.00 $ 947,568
Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Major Improvement Areas 1, Series 2021
:
785 5.250%, 9/01/41, 144A 9/31 at 100.00 742,467
1,160 5.500%, 9/01/50, 144A 9/31 at 100.00 1,108,089
1,250 Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Neighborhood Improvement Areas 1, Series
2021, 4.750%, 9/01/50, 144A
9/31 at 100.00 1,099,041
15,000 (d) Medina Valley Independent School District, Medina County, Texas,
General Obligation Bonds, School Building Series 2023, 4.000%, 2/15/53,
(UB)
2/33 at 100.00 14,347,310
Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public
Improvement District Phase 1 Project, Series 2018
:
850 5.250%, 9/01/38, 144A 9/28 at 100.00 861,624
1,595 5.375%, 9/01/48, 144A 9/28 at 100.00 1,604,775
1,000 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project, Series
2023, 5.125%, 9/01/52, 144A
9/31 at 100.00 994,635
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
1,000 5.750%, 9/15/39, 144A 9/29 at 100.00 1,016,265
2,300 6.000%, 9/15/49, 144A 9/29 at 100.00 2,350,410
1,210 Mesquite, Texas, Special Assessment Bonds, Solterra Public Improvement
District Improvement Area C-1 Projects, Series 2023, 5.625%, 9/01/53,
144A
9/33 at 100.00 1,219,592
1,100 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Area C-1 Projects, Series 2023, 5.625%, 9/01/53,
144A
9/33 at 100.00 1,105,512
4,250 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.750%, 9/01/53, 144A
9/33 at 100.00 4,285,035
1,750 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series 2021,
4.125%, 9/15/51, 144A
9/31 at 100.00 1,443,742
4,235 (d) Montgomery County Municipal Utility District 132, Texas, General
Obligation Bonds, Road Series 2023, 4.000%, 9/01/47 - AGM Insured
9/29 at 100.00 3,965,224
New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement District
Improvement Area 1 Project, Series 2021
:
1,000 4.500%, 9/01/41, 144A 9/31 at 100.00 887,178
1,000 4.750%, 9/01/51, 144A 9/31 at 100.00 875,608
New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A
:
1,595 5.625%, 8/15/39, 144A 8/24 at 100.00 1,598,754
3,340 5.750%, 8/15/49, 144A 8/24 at 100.00 3,343,988
780 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 601,616
5,050 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 4,170,579

131
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 21,954 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 $ 8,232,024
4,305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 3,207,504
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Methodist Retirement Communites
Senior Living Langford Project, Series 2016
:
670 5.375%, 11/15/36 11/26 at 100.00 604,113
1,000 5.500%, 11/15/46 11/26 at 100.00 847,814
2,000 5.500%, 11/15/52 11/26 at 100.00 1,652,263
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
4,000 5.250%, 1/01/42 1/28 at 103.00 3,384,314
84,755 5.500%, 1/01/57 1/28 at 103.00 69,787,936
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
1,840 (c) 5.000%, 7/01/24 No Opt. Call 1,706,600
15,100 (c) 5.000%, 7/01/35 7/25 at 100.00 14,005,250
119,200 (c) 5.000%, 7/01/47 7/25 at 100.00 110,558,000
3,445 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/46
1/26 at 100.00 3,458,892
North Fort Bend Water Authority, Texas, Water System Revenue Bonds,
Refunding  Series 2019A
:
17,310 (d) 4.000%, 12/15/58 - BAM Insured, (UB) 12/29 at 100.00 16,178,478
9,530 (d) 4.000%, 12/15/58, (UB) 12/29 at 100.00 8,747,841
2,165 North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021, 4.250%, 9/15/51, 144A
9/31 at 100.00 1,835,844
7,750 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
5.000%, 9/15/51, 144A
9/31 at 100.00 7,247,742
670 North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone A Project, Series 2019, 5.625%, 9/01/40,
144A
9/30 at 100.00 673,861
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone B Project, Series 2019
:
658 5.250%, 9/01/40, 144A 9/30 at 100.00 661,307
923 5.375%, 9/01/50, 144A 9/30 at 100.00 923,507
10,000 (d) Northwest Independent School District, Denton, Tarrant and Wise
Counties, Texas, General Obligation Bonds, School Building Series 2023,
4.000%, 2/15/48, (UB)
2/32 at 100.00 9,745,425
10,085 Pflugerville, Texas, Certificates of Obligation, Combination Tax and
Revenue Series 2023, 4.000%, 8/01/49
8/32 at 100.00 9,673,623
25,000 (d) Pflugerville, Travis and Williamson Counties, Texas, General Obligation
Bonds, Combination Tax and Revenue Series 2023A, 4.125%, 8/01/53,
(UB)
8/32 at 100.00 23,977,905
20,710 (d) Pflugerville, Travis and Williamson Counties, Texas, General Obligation
Bonds, Limited Tax Series 2023, 5.000%, 8/01/53 - BAM Insured, (UB)
8/32 at 100.00 22,128,424
Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022
:
350 5.250%, 9/15/32, 144A No Opt. Call 357,270
800 5.500%, 9/15/42, 144A 9/32 at 100.00 803,569

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
132
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,250 5.625%, 9/15/52, 144A 9/32 at 100.00 $ 1,256,886
Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022
:
300 5.250%, 9/15/32, 144A No Opt. Call 306,231
750 5.500%, 9/15/42, 144A 9/32 at 100.00 753,346
1,000 5.625%, 9/15/52, 144A 9/32 at 100.00 1,005,509
3,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022, 5.500%,
9/15/48, 144A
9/30 at 100.00 3,021,293
4,900 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022, 6.000%,
9/15/52, 144A
9/32 at 100.00 5,016,479
2,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Major Improvement Area Project, Series 2022,
6.500%, 9/15/52, 144A
9/32 at 100.00 2,062,528
4,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series 2021,
4.375%, 9/15/51, 144A
9/31 at 100.00 3,474,140
9,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 3.000%, 1/01/50, (AMT), 144A
4/24 at 103.00 5,865,324
Port of Houston Authority, Harris County, Texas, General Obligation Bonds,
First Lien Series 2021
:
12,750 (d) 4.000%, 10/01/46, (UB) 4/32 at 100.00 12,396,196
20,000 (d) 5.000%, 10/01/51, (UB) 4/32 at 100.00 21,415,434
14,075 (d) Port of Houston Authority, Harris County, Texas, Revenue Bonds, First Lien
Series 2023, 5.000%, 10/01/53, (UB)
10/33 at 100.00 15,170,885
Princeton, Collin County, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2 Project, Series
2023
:
1,105 5.125%, 9/01/43, 144A 9/33 at 100.00 1,096,661
2,100 5.375%, 9/01/53, 144A 9/33 at 100.00 2,084,493
5,640 Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public
Improvement District Major improvement Project, Series 2018, 6.500%,
9/01/48, 144A
9/28 at 100.00 5,796,631
1,700 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District Improvement Area 2 Project, Series 2023, 5.500%,
9/01/53, 144A
9/31 at 100.00 1,669,477
2,750 Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Improvement Area 1 Project, Series 2023, 7.000%,
9/01/53, 144A
9/33 at 100.00 2,780,862
1,000 Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Major Improvement Area Project, Series 2023,
7.875%, 9/01/53, 144A
9/33 at 100.00 1,021,167
1,500 Princeton, Texas, Special Assessment Revenue Bonds, Southridge Public
Improvement District Improvement Area 1 Project, Series 2023, 6.375%,
9/01/53, 144A
9/31 at 100.00 1,550,810
2,080 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 1,913,833
Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019
:
1,000 5.500%, 9/01/39, 144A 9/29 at 100.00 1,016,895

133
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,000 5.750%, 9/01/49, 144A 9/29 at 100.00 $ 2,029,846
5,840 (d) Quinlan Independent School District, Hunt and Kaufman Counties, Texas,
General Obligation Bonds, School Building Series 2023, 4.000%, 8/15/53,
(UB)
8/33 at 100.00 5,554,470
3,605 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
4/24 at 100.00 3,478,707
Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
:
6,280 (c) 7.000%, 12/15/32 4/24 at 100.00 3,768,000
5,525 (c) 7.250%, 12/15/42 4/24 at 100.00 3,315,000
14,375 (c) 7.250%, 12/15/47 4/24 at 100.00 8,625,000
3,300 (g) Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%,
11/15/44, (Pre-refunded 11/15/24)
11/24 at 100.00 3,376,854
445 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 6.000%,
9/15/46
4/24 at 102.00 446,567
1,300 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Liberty Crossing Public improvement District Improvement Area 1 Project,
Series 2023, 6.375%, 9/15/53, 144A
9/31 at 100.00 1,344,185
1,365 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.625%, 9/15/39, 144A
9/27 at 100.00 1,311,604
4,000 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 3 Project,
Series 2022, 5.750%, 9/15/52, 144A
9/32 at 100.00 4,020,587
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 2 Project, Series 2022
:
600 5.875%, 9/15/42, 144A 9/32 at 100.00 609,638
1,300 6.000%, 9/15/52, 144A 9/32 at 100.00 1,330,902
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Major
Improvement Area Project, Series 2020
:
400 4.875%, 9/15/40, 144A 9/30 at 100.00 381,515
700 5.125%, 9/15/50, 144A 9/30 at 100.00 668,788
750 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 6.000%, 9/15/50,
144A
9/32 at 100.00 778,912
1,000 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 7.000%, 9/15/52,
144A
9/32 at 100.00 1,035,890
2,235 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.625%, 9/15/50,
144A
9/30 at 100.00 2,228,868
16,000 (d) San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2023A, 5.250%, 5/15/52, (UB)
5/33 at 100.00 17,618,347
San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2019
:
3,800 5.750%, 9/01/39, 144A 9/28 at 100.00 3,856,249
5,000 5.750%, 9/01/48, 144A 9/28 at 100.00 5,044,913

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
134
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,200 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper Public Improvement District Series
2020, 5.625%, 9/01/50
9/30 at 100.00 $ 2,218,850
San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement District,
Series 2020
:
1,500 4.250%, 9/01/42, 144A 9/32 at 100.00 1,325,806
1,750 4.500%, 9/01/51, 144A 9/32 at 100.00 1,524,347
100 (c) Sanger Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, Texas Pellets Inc. Project, Refunding Series
2012B, 8.000%, 7/01/38, (AMT)
4/24 at 100.00 10
1,000 Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022, 5.000%,
9/01/52, 144A
9/32 at 100.00 942,055
7,010 (d) Sherman, Texas, Combination Tax and Revenue Certificates of Obligation,
Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 7,526,742
Sinton, San Patricio County, Texas, Special Assessment Revenue Bonds,
Somerset Public Improvement District 1 Series 2022
:
1,000 5.125%, 9/01/42, 144A 9/32 at 100.00 971,474
1,800 5.250%, 9/01/51, 144A 9/32 at 100.00 1,727,460
9,345 (d) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/42, (UB)
4/32 at 100.00 9,223,836
8,400 (d) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D,
5.000%, 11/15/51, (UB)
11/32 at 100.00 8,787,588
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A
:
240 6.625%, 11/15/37 5/27 at 100.00 251,613
5,875 6.750%, 11/15/47 5/27 at 100.00 6,089,215
5,865 6.750%, 11/15/52 5/27 at 100.00 6,055,117
8,000 (d) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53, (UB)
7/32 at 100.00 7,399,497
2,075 (c) Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2009A, 8.000%, 2/15/38
4/24 at 100.00 1,141,250
Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A
:
1,000 (c) 6.375%, 2/15/48 2/27 at 100.00 550,000
1,000 (c) 6.375%, 2/15/52 2/27 at 100.00 550,000
13,700 (d) Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/48, (UB)
1/29 at 100.00 14,070,729
15,935 (d) Tarrant County Hospital District, Texas, General Obligation Bonds, Limited
Tax Series 2023, 4.250%, 8/15/53, (UB)
8/32 at 100.00 15,608,615
Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2023B
:
10,360 (d) 5.200%, 7/01/48, (UB) 1/32 at 100.00 10,787,119
5,000 (d) 5.250%, 7/01/53, (UB) 1/32 at 100.00 5,205,573
Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Tender Option Bond Trust 2023-XL0439
:
4,000 (d) 5.250%, 1/01/53, (UB) 7/32 at 100.00 4,176,540

135
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 10,860 Texas Private Activity Bond Surface Transpiration Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Senior Lien Series 2023, 5.500%, 12/31/58, (AMT)
12/33 at 100.00 $ 11,881,414
2,300 Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023, 5.500%, 6/30/42, (AMT)
6/28 at 103.00 2,470,009
3,000 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/55, (AMT)
12/25 at 100.00 2,912,768
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016
:
5,255 5.000%, 12/31/40, (AMT) 12/25 at 100.00 5,280,308
3,040 5.000%, 12/31/45, (AMT) 12/25 at 100.00 3,043,745
4,500 5.000%, 12/31/50, (AMT) 12/25 at 100.00 4,464,593
34,735 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 35,179,671
4,000 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 0.000%, 8/01/52
2/29 at 31.38 931,741
13,000 (d) Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2023A, 5.000%, 10/15/58, (UB)
10/33 at 100.00 14,057,144
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2023A, 5.000%, 10/15/58
10/33 at 100.00 5,406,594
2,500 Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 2,447,499
500 Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Bella Fortuna Public Improvement District, Series 2024,
5.625%, 9/01/51, 144A, (WI/DD)
9/32 at 100.00 495,679
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Turner's Crossing Public Improvement District Area1
Project, Series 2022
:
870 5.375%, 9/01/42, 144A 9/32 at 100.00 873,729
1,500 5.500%, 9/01/52, 144A 9/32 at 100.00 1,459,819
3,071 Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue
Bonds, Watermill Public Improvement District, Series 2022, 6.625%,
9/01/52, 144A
9/32 at 100.00 3,235,332
3,200 Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022, 6.500%,
9/15/52, 144A
9/32 at 100.00 3,261,870
2,000 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #2
Project, Series 2018, 5.000%, 9/01/47
9/27 at 100.00 1,918,914
17,555 (d) Waxahachie Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.250%, 2/15/53, (UB)
8/33 at 100.00 17,515,954
Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015
:
3,025 6.125%, 9/01/35 9/25 at 100.00 3,037,049
2,755 6.250%, 9/01/40 9/25 at 100.00 2,759,004
7,045 6.375%, 9/01/45 9/25 at 100.00 7,056,387
Total Texas 1,377,749,685

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
136
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 0.9%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
$ 5,900 3.750%, 3/01/41, 144A 9/26 at 103.00 $ 4,793,606
5,530 4.000%, 3/01/51, 144A 9/26 at 103.00 4,190,480
3,500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 2,925,227
10,870 (c) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A
12/27 at 100.00 10,759,742
10,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 7,848,790
3,275 Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A, 5.125%, 3/01/51
3/27 at 103.00 2,609,870
Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2020A
:
3,875 5.250%, 2/01/40, 144A 9/25 at 103.00 3,415,649
11,000 5.500%, 2/01/50, 144A 9/25 at 103.00 9,298,547
1,955 Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%,
8/15/50, 144A
9/25 at 103.00 1,665,665
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 1,891,153
600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 8/15/51, 144A
2/26 at 103.00 483,964
1,075 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 806,254
424 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 3/15/51, 144A
9/26 at 103.00 348,817
19,000 (d) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/47, (AMT), (UB)
7/27 at 100.00 19,311,370
11,775 (d) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/51, (AMT), (UB)
7/31 at 100.00 12,232,334
16,320 (d) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/53, (AMT), (UB)
7/33 at 100.00 17,406,566
1,270 Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax General
Obligation and Sales Tax Revenue Bonds, Series 2023A, 6.750%, 7/01/35,
144A
7/28 at 103.00 1,301,417
1,320 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.250%, 6/15/51
6/28 at 103.00 986,385
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A
:
1,705 5.000%, 6/15/39, 144A 6/27 at 102.00 1,664,091
1,670 5.000%, 6/15/50, 144A 6/27 at 102.00 1,533,022
5,050 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 4,375,008
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Renaissance Academy Project, Refunding Series 2020
:
950 5.000%, 6/15/40, 144A 6/28 at 102.00 951,435
2,000 5.000%, 6/15/55, 144A 6/28 at 102.00 1,914,643
8,380 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 6,121,598

137
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah (continued)
$ 100 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Taxable Series 2021B, 5.750%, 6/15/24,
144A
No Opt. Call $ 99,376
5,430 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A
7/27 at 100.00 5,460,441
Utah State Board of Regents, Research Revenue Bonds, Utah State
University, Auxiliary System Series 2023
:
15,820 4.000%, 4/01/53 4/33 at 100.00 15,097,208
10,120 (d) 5.000%, 4/01/56, (UB) 4/33 at 100.00 10,653,766
Total Utah 150,146,424
Virgin Islands - 0.7%
6,795 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
4/24 at 100.00 6,486,131
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C
:
5,535 5.000%, 10/01/24, 144A No Opt. Call 5,528,543
8,250 5.000%, 10/01/30, 144A 10/24 at 100.00 8,095,472
24,815 5.000%, 10/01/39, 144A 10/24 at 100.00 23,310,117
500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Series 2012C, 5.000%, 10/01/42
4/24 at 100.00 429,580
1,200 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/29, 144A
10/24 at 100.00 1,167,278
21,695 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call 20,904,569
21,900 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 21,733,229
1,515 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 1,508,850
20 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
4/24 at 100.00 19,436
975 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
4/24 at 100.00 921,956
6,885 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 6,652,251
13,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 12,641,252
Total Virgin Islands 109,398,664
Virginia - 1.6%
10,000 Atlantic Park Community Development Authority, Virginia, Revenue
Bonds, Series 2023, 6.250%, 8/01/45, 144A
8/32 at 100.00 9,695,620
24,250 (c) Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 3.493%, 11/01/44, 144A
11/24 at 100.00 13,812,409
Celebrate Virginia North Community Development Authority, Special
Assessment Revenue Bonds, Series 2003B
:
2,133 (c) 4.125%, 3/01/22 No Opt. Call 1,386,450
4,956 (c) 4.356%, 3/01/25 4/24 at 100.00 3,221,400
8,390 (c) 4.455%, 3/01/34 4/24 at 100.00 5,453,500
Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
:
1,095 5.150%, 3/01/35, 144A 3/25 at 100.00 1,105,564
1,860 5.400%, 3/01/45, 144A 3/25 at 100.00 1,868,828

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
138
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 8,500 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 $ 6,951,013
9,150 (d) Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB)
5/28 at 100.00 8,839,031
4,245 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Capital Appreciation Series 2021B,
0.000%, 3/01/36, 144A
No Opt. Call 1,992,846
16,070 (d) Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2020A, 4.000%, 7/01/60, (UB)
7/30 at 100.00 15,167,393
10,320 (d) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/52, (UB)
7/32 at 100.00 9,985,858
Industrial Development Authority of the City of Alexandria, Virginia,
Tourism Development Financing Program Revenue Bonds (699 Prince
Street Hotel Project), Senior Series 2022A-1 (Tax-Exempt) and Senior
Series 2022B-1
:
2,215 7.750%, 9/01/44, 144A 9/32 at 110.31 2,475,573
5,555 12.000%, 9/01/52, 144A 9/32 at 100.00 5,296,742
10,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 9,811,858
7,695 (d) Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55, (UB)
1/32 at 100.00 7,145,169
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A, 4.375%,
1/01/39
4/24 at 104.00 879,886
Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014
:
4,000 5.000%, 1/01/46 1/25 at 100.00 3,543,875
5,275 5.375%, 1/01/46 1/25 at 100.00 4,943,773
3,190 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 3,085,077
2,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 2,240,771
2,400 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 2,261,945
4,685 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45,
144A
7/25 at 100.00 4,415,505
4,675 (d) Virginia Housing Development Authority, Rental Housing Bonds, Series
2023B, 4.875%, 3/01/61, (UB)
3/32 at 100.00 4,726,126
Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A
:
13,645 5.500%, 7/01/49, 144A 7/34 at 100.00 12,220,470
19,855 5.500%, 7/01/54, 144A 7/34 at 100.00 17,500,007

139
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 11,542 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019B, 6.525%, 7/01/52, 144A, (cash 7.500%, PIK 7.500%)
No Opt. Call $ 6,925,369
9,005 (d) Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49,
(UB)
6/30 at 100.00 8,568,128
7,905 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 8,024,965
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
1,965 5.000%, 12/31/49, (AMT) 6/27 at 100.00 1,984,172
9,000 5.000%, 12/31/52, (AMT) 6/27 at 100.00 9,068,952
22,950 5.000%, 12/31/56, (AMT) 6/27 at 100.00 23,098,397
1,655 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
4/24 at 100.00 1,586,476
9,335 Virginia Small Business Financing Authority, Sports and Entertainment
Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A,
8.500%, 12/01/52, 144A
6/33 at 105.00 9,166,171
995 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 1,030,386
2,200 West Falls Community Development Authority, Arlington County, Virginia,
Revenue Bonds, Series 2022A, 5.375%, 9/01/52, 144A
9/32 at 100.00 2,227,224
Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC - William
and Mary Project Series 2023A
:
4,500 (d) 4.125%, 7/01/58 - AGM Insured, (UB) 7/33 at 100.00 4,424,888
17,265 (d) 4.375%, 7/01/63 - AGM Insured, (UB) 7/33 at 100.00 17,128,526
Total Virginia 253,260,343
Washington - 0.5%
King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A
:
1,500 6.000%, 12/01/35 12/25 at 100.00 1,531,011
5,500 6.250%, 12/01/45 12/25 at 100.00 5,520,824
10,780 (d) King County, Washington, Sewer Revenue Bonds, Series 2023, 4.000%,
1/01/46, (UB)
7/33 at 100.00 10,652,309
Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007
:
585 5.500%, 6/01/27, (AMT) 4/24 at 100.00 585,026
3,660 5.600%, 6/01/37, (AMT) 4/24 at 100.00 3,508,823
60 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call 65,850
3,000 (d) Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 3,137,293
3,405 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
4/24 at 100.00 3,345,090
4,800 (d) Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 4.125%, 8/15/43, (UB)
8/25 at 100.00 4,604,205
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Tender Option Bond Trust 2015-XF0150
:
1,510 (d) 7.858%, 10/01/42, 144A, (IF) 10/22 at 100.00 1,511,020

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
140
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 630 (d) 7.861%, 10/01/42, 144A, (IF) 10/22 at 100.00 $ 630,426
5,000 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/58
7/31 at 100.00 4,502,993
Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018
:
11,170 (d) 4.000%, 7/01/58, (UB) 7/28 at 100.00 10,059,685
10,000 (d) 5.000%, 7/01/58 7/28 at 100.00 10,257,801
12,506 Washington State Housing Finance Commission, Multifamily Revenue
Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26,
144A
No Opt. Call 12,338,415
1,705 (g) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45,
(Pre-refunded 7/01/25), 144A
7/25 at 100.00 1,766,952
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 958,454
1,000 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/50, 144A
7/31 at 100.00 936,156
2,595 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
4/24 at 100.00 2,331,992
10,000 (d) Washington State Housing Finance Commission, Single Family Program
Bonds, Social Series 2023-2N, 4.950%, 12/01/53, (UB)
12/32 at 100.00 10,218,166
Total Washington 88,462,491
West Virginia - 0.5%
6,711 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
4/24 at 100.00 6,654,340
Glenville State College, West Virginia, Revenue Bonds, Refunding &
Improvement Series 2017
:
2,500 5.000%, 6/01/37 6/27 at 100.00 2,361,417
5,500 5.250%, 6/01/47 6/27 at 100.00 4,980,464
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A
:
4,745 5.500%, 6/01/37, 144A 6/27 at 100.00 4,865,573
8,140 5.750%, 6/01/43, 144A 6/27 at 100.00 8,350,781
1,425 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43, 144A
6/30 at 103.00 1,527,529
Monongalia County, West Virginia, Tax Increment Revenue Bonds,
University Town Centre Development District 4, Senior Refunding and
Improvement Series 2023A
:
1,000 5.750%, 6/01/43, 144A 6/33 at 100.00 1,064,004
1,000 6.000%, 6/01/53, 144A 6/33 at 100.00 1,068,933
1,750 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.500%, 6/01/50, 144A
6/31 at 100.00 1,373,238
3,770 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 3,123,781

141
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia (continued)
$ 6,075 (d) West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Series 2018A, 4.000%,
6/01/51, (UB)
6/28 at 100.00 $ 5,555,203
6,985 (d) West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47, (UB)
6/27 at 100.00 7,155,657
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
9,315 (d) 4.125%, 6/01/42, (UB) 6/33 at 100.00 9,448,454
10,425 (d) 4.250%, 6/01/47, (UB) 6/33 at 100.00 10,522,439
7,065 (d) 4.375%, 6/01/53, (UB) 6/33 at 100.00 7,131,139
Total West Virginia 75,182,952
Wisconsin - 6.6%
16,950 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%,
6/01/54
6/29 at 37.80 3,961,998
26,485 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32, 144A
12/26 at 100.00 22,786,846
15,700 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 15,701,587
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A
:
510 5.000%, 6/15/41, 144A 6/29 at 100.00 465,400
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 847,747
900 5.000%, 6/15/56, 144A 6/29 at 100.00 740,459
1,600 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas 2 Project, Series 2019A,
5.000%, 7/15/54, 144A
7/27 at 100.00 1,464,964
6,760 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas Project, Series 2017, 5.375%,
7/15/52, 144A
7/27 at 100.00 6,610,417
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A
:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 819,464
1,000 5.000%, 6/15/56, 144A 6/29 at 100.00 801,935
6,860 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A
6/27 at 100.00 6,242,472
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A
:
1,000 5.875%, 6/01/52, 144A 6/30 at 100.00 1,004,775
1,510 6.000%, 6/01/62, 144A 6/30 at 100.00 1,519,112
5,195 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%,
2/01/46, 144A
2/26 at 100.00 4,793,712
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A
:
1,660 5.000%, 6/15/39, 144A 6/26 at 100.00 1,549,148
2,000 5.000%, 6/15/49, 144A 6/26 at 100.00 1,739,284
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A
:
1,000 5.000%, 6/15/37, 144A 6/24 at 100.00 959,766
1,630 5.125%, 6/15/47, 144A 6/24 at 100.00 1,459,943

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
142
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A
:
$ 1,090 5.125%, 5/01/36, 144A 5/26 at 100.00 $ 1,074,046
3,445 5.250%, 5/01/46, 144A 5/26 at 100.00 3,214,638
3,030 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%,
7/15/42
4/24 at 100.00 3,031,704
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Mallard Creek STEM Academy, North Carolina, Series 2019
:
3,780 5.125%, 6/15/39, 144A 6/26 at 100.00 3,746,245
6,280 5.250%, 6/15/49, 144A 6/26 at 100.00 6,125,244
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
13,455 5.000%, 6/15/36, 144A 6/26 at 100.00 11,989,259
40,610 5.000%, 6/15/46, 144A 6/26 at 100.00 32,096,650
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A
:
3,320 5.625%, 6/15/37, 144A 6/24 at 100.00 3,132,124
17,350 5.875%, 6/15/47, 144A 6/24 at 100.00 16,077,464
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Point College Preparatory, Series 2020A
:
1,400 5.000%, 6/15/41, 144A 6/27 at 103.00 1,296,227
3,790 5.000%, 6/15/55, 144A 6/27 at 103.00 3,262,592
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A
:
1,000 5.375%, 7/01/35, 144A 7/25 at 100.00 1,005,839
1,590 5.625%, 7/01/45, 144A 7/25 at 100.00 1,600,588
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A
:
2,875 5.500%, 6/15/37, 144A 6/27 at 100.00 2,933,866
6,225 5.625%, 6/15/47, 144A 6/27 at 100.00 6,268,765
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
393 (c) 0.000%, 1/01/47, 144A No Opt. Call 9,933
343 (c) 0.000%, 1/01/48, 144A No Opt. Call 8,229
338 (c) 0.000%, 1/01/49, 144A No Opt. Call 7,641
327 (c) 0.000%, 1/01/50, 144A No Opt. Call 6,871
322 (c) 0.000%, 1/01/51, 144A No Opt. Call 6,406
418 (c) 0.000%, 1/01/52, 144A No Opt. Call 7,747
412 (c) 0.000%, 1/01/53, 144A No Opt. Call 7,253
398 (c) 0.000%, 1/01/54, 144A No Opt. Call 6,603
390 (c) 0.000%, 1/01/55, 144A No Opt. Call 6,123
382 (c) 0.000%, 1/01/56, 144A No Opt. Call 5,707
20,784 (c) 5.500%, 7/01/56, 144A 3/28 at 100.00 15,772,444
423 (c) 0.000%, 1/01/57, 144A No Opt. Call 5,962
412 (c) 0.000%, 1/01/58, 144A No Opt. Call 5,500
401 (c) 0.000%, 1/01/59, 144A No Opt. Call 5,094
393 (c) 0.000%, 1/01/60, 144A No Opt. Call 4,691
387 (c) 0.000%, 1/01/61, 144A No Opt. Call 4,363
376 (c) 0.000%, 1/01/62, 144A No Opt. Call 4,014
368 (c) 0.000%, 1/01/63, 144A No Opt. Call 3,732
360 (c) 0.000%, 1/01/64, 144A No Opt. Call 3,479
354 (c) 0.000%, 1/01/65, 144A No Opt. Call 3,221
382 (c) 0.000%, 1/01/66, 144A No Opt. Call 3,216
4,599 (c) 0.000%, 1/01/67, 144A No Opt. Call 35,119

143
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
$ 177 (c) 0.000%, 1/01/46, 144A No Opt. Call $ 4,813
174 (c) 0.000%, 1/01/47, 144A No Opt. Call 4,403
173 (c) 0.000%, 1/01/48, 144A No Opt. Call 4,143
172 (c) 0.000%, 1/01/49, 144A No Opt. Call 3,881
169 (c) 0.000%, 1/01/50, 144A No Opt. Call 3,555
185 (c) 0.000%, 1/01/51, 144A No Opt. Call 3,693
4,770 (c) 3.750%, 7/01/51, 144A 3/28 at 100.00 3,386,033
184 (c) 0.000%, 1/01/52, 144A No Opt. Call 3,415
182 (c) 0.000%, 1/01/53, 144A No Opt. Call 3,196
180 (c) 0.000%, 1/01/54, 144A No Opt. Call 2,989
178 (c) 0.000%, 1/01/55, 144A No Opt. Call 2,791
175 (c) 0.000%, 1/01/56, 144A No Opt. Call 2,621
174 (c) 0.000%, 1/01/57, 144A No Opt. Call 2,453
172 (c) 0.000%, 1/01/58, 144A No Opt. Call 2,291
170 (c) 0.000%, 1/01/59, 144A No Opt. Call 2,164
169 (c) 0.000%, 1/01/60, 144A No Opt. Call 2,019
167 (c) 0.000%, 1/01/61, 144A No Opt. Call 1,877
165 (c) 0.000%, 1/01/62, 144A No Opt. Call 1,764
163 (c) 0.000%, 1/01/63, 144A No Opt. Call 1,651
162 (c) 0.000%, 1/01/64, 144A No Opt. Call 1,563
161 (c) 0.000%, 1/01/65, 144A No Opt. Call 1,458
158 (c) 0.000%, 1/01/66, 144A No Opt. Call 1,330
2,057 (c) 0.000%, 1/01/67, 144A No Opt. Call 15,708
25,000 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 25,922,938
Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina
International School, Series 2018A
:
985 5.250%, 8/01/38, 144A 8/28 at 100.00 994,793
1,240 5.500%, 8/01/48, 144A 8/28 at 100.00 1,251,293
Public Finance Authority of Wisconsin, Education Revenue Bonds, Casa
Esperanza Montessori, Series 2021A
:
5,280 4.375%, 6/01/46, 144A 6/31 at 100.00 3,949,025
9,815 4.500%, 6/01/56, 144A 6/31 at 100.00 7,017,963
6,875 Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53, 144A
6/33 at 100.00 6,955,678
Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Series 2020A
:
1,030 6.250%, 6/15/40, 144A 6/27 at 100.00 1,010,370
5,350 6.500%, 6/15/50, 144A 6/27 at 100.00 5,224,458
1,705 Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Taxable Series 2020B, 7.500%, 6/15/30, 144A
6/25 at 100.00 1,664,669
Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A
:
1,000 6.000%, 6/15/52 6/29 at 101.00 965,657
1,100 6.125%, 6/15/57 6/29 at 101.00 1,065,787
1,945 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A
6/27 at 102.00 1,807,466
1,300 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 1,104,218
4,385 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 2,963,045

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
144
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A
:
$ 1,000 5.000%, 8/01/36, 144A 8/26 at 100.00 $ 930,976
3,000 5.125%, 8/01/46, 144A 8/26 at 100.00 2,648,892
2,875 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 2,361,352
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022
:
4,395 5.000%, 4/01/43 4/32 at 100.00 4,492,012
4,000 5.125%, 4/01/52 4/32 at 100.00 4,051,155
1,900 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45
2/25 at 100.00 1,901,181
5,300 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%, 1/01/50
1/30 at 100.00 3,850,172
1,725 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series
2015A, 5.000%, 9/01/38, 144A
9/24 at 100.00 1,625,093
16,335 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62, 144A
2/32 at 100.00 16,819,001
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
8,500 (c) 3.125%, 8/01/27, 144A No Opt. Call 6,630,000
28,545 (c) 6.750%, 8/01/31, 144A No Opt. Call 20,837,850
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
75,750 6.500%, 12/01/37, 144A 12/27 at 100.00 72,138,846
41,330 6.750%, 12/01/42, 144A 12/27 at 100.00 39,957,166
284,900 7.000%, 12/01/50, 144A 12/27 at 100.00 278,774,622
6,710 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 7,243,545
16,910 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 10,146,000
2,600 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29, 144A
9/28 at 100.00 1,560,000
Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A
:
3,100 (c) 6.250%, 10/01/31, 144A 10/27 at 100.00 310,000
10,000 (c) 6.850%, 10/01/47, 144A 10/27 at 100.00 1,000,000
4,700 (c) 7.000%, 10/01/47, 144A 10/27 at 100.00 470,000
2,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A
10/27 at 100.00 20
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical
Center Project, Series 2021A, 3.000%, 7/01/50 - BAM Insured
1/32 at 100.00 3,713,416
3,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach
Radiation Therapy Center, Subordinate Series 2017B, 8.500%, 11/01/46,
144A
11/26 at 100.00 600,000
Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A
:
1,220 5.200%, 12/01/37 12/27 at 100.00 1,243,221
2,725 5.350%, 12/01/45 12/27 at 100.00 2,748,121
Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A
:

145
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 18,790 6.950%, 7/01/38, 144A 7/28 at 100.00 $ 13,153,000
60,680 7.000%, 7/01/48, 144A 7/28 at 100.00 42,476,000
4,410 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 4,462,903
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
3,770 5.000%, 6/01/37 6/28 at 103.00 3,622,077
31,865 5.000%, 6/01/52 6/28 at 103.00 27,249,852
9,500 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%, 1/01/51,
144A
1/32 at 100.00 7,048,547
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
2,005 4.000%, 7/01/41, (AMT) 7/31 at 100.00 1,559,862
9,775 4.250%, 7/01/54, (AMT) 7/31 at 100.00 6,991,697
5,250 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.250%, 12/01/51, 144A
12/31 at 100.00 4,264,986
4,180 Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue
and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%,
7/01/42
4/24 at 100.00 4,180,403
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
5,605 6.125%, 1/01/33, 144A 1/28 at 100.00 2,522,250
22,230 6.250%, 1/01/38, 144A 1/28 at 100.00 10,003,500
90,145 6.375%, 1/01/48, 144A 1/28 at 100.00 40,565,250
4,865 (c),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 487
500 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 493,677
6,500 Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical
Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A
10/29 at 100.00 5,681,460
21,625 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
4/24 at 105.00 21,158,177
Public Finance Authority, Wisconsin, Tax Increment, Revenue Senior
Bonds, Miami, Miami World Center Project, Series 2024A
:
23,100 5.000%, 6/01/41, 144A 6/29 at 103.00 22,528,896
3,215 8.000%, 6/15/42, 144A 6/29 at 103.00 3,147,728
3,750 Public Finance Authority, Wisconsin, Tax-Exempt Pooled Securities (TEPS),
Class A Certificates, Series 2024-1, 4.000%, 8/01/59, (Mandatory Put
2/01/27)
No Opt. Call 3,704,686
6,650 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 4,966,360
13,825 (d) University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Series 2018A, 4.250%, 4/01/48, (UB)
10/28 at 100.00 13,413,571
2,130 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A
6/26 at 100.00 2,142,376
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%, 7/01/47
7/27 at 100.00 8,116,761
1,850 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017, 5.000%, 8/01/37
8/24 at 103.00 1,504,707

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
146
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 10,000 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2017, 5.000%, 8/15/52, (UB)
8/27 at 100.00 $ 10,157,388
5,620 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/48, (UB)
4/27 at 100.00 5,725,839
9,745 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 4.000%, 12/01/46,
(UB)
11/26 at 100.00 9,358,594
30,000 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2022, 4.000%, 12/01/51,
(UB)
12/31 at 100.00 27,987,063
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Mile Bluff Medical Center, Inc., Series 2014
:
1,650 5.500%, 5/01/34 5/24 at 100.00 1,634,009
2,635 5.750%, 5/01/39 5/24 at 100.00 2,544,200
10,105 (d) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024A, 4.750%, 9/01/50, (UB)
3/33 at 100.00 10,123,952
10,115 (d) Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB)
11/27 at 100.00 9,901,218
Total Wisconsin 1,070,048,916
Wyoming - 0.1%
10,245 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 3.000%, 5/01/42
5/31 at 100.00 8,287,205
8,250 (d) Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 3, 4.850%, 12/01/48, (UB)
6/32 at 100.00 8,381,305
Total Wyoming 16,668,510
Total Municipal Bonds
(cost $20,023,418,787) 18,807,323,678
Shares Description (a) Value
X –
COMMON STOCKS - 7 .8 % X 1,263,451,323
Materials - 0.0%
3,839 (i),(j) Ingevity Corporation $ 183,120
978 (f),(j) PALOUSE FIBER HOLDINGS 146,700
23,041 (k) Westrock Co 1,139,377
Total Materials 1,469,197
Utilities - 7.8%
333,380 (j),(l) Talen Energy Supply LLC 29,337,440
555,245 (f),(j),(m) Vistra Vision 1,232,644,686
Total Utilities 1,261,982,126
Total Common Stocks
(cost $430,843,998) 1,263,451,323
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0 .2 % X 25,839,486
Commercial & Professional Services - 0.0%
$ 1,635 College for Certain Inc, 144A 4.800% 6/01/60 $ 1,243,120
Total Commercial & Professional Services 1,243,120

147
Investments in Derivatives
Principal
Amount (000) Description (a) Coupon Maturity Value
Consumer Services - 0.1%
$ 20,600 Wild Rivers Water Park 8.500% 11/01/51 $ 14,158,364
Total Consumer Services 14,158,364
Real Estate Management & Development - 0.1%
7,348 (f) Benloch Ranch Improvement Association 1, Corporate
Bonds0 0, 144A
9.750% 12/01/39 7,192,009
3,317 (f) Benloch Ranch Improvement Association No 12022 2022,
144A
9.750% 12/01/39 3,245,993
Total Real Estate Management & Development 10,438,002
Total Corporate Bonds
(cost $32,497,351) 25,839,486
Principal
Amount (000) Description (a) Coupon (n)
Reference
Rate (n) Spread (n) Maturity (o) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (n) X 1,221,472
Capital Goods - 0.0%
$ 6,820 (c),(f) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 874,302
Total Capital Goods 874,302
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
347 Tuscan Gardens of Palm Coast 15.000% N/A N/A 10/01/24 347,170
Total Pharmaceuticals, Biotechnology & Life Sciences 347,170
Total Variable Rate Senior Loan Interests
(cost $7,166,996) 1,221,472
Total Long-Term Investments
(cost $20,493,927,132) 20,097,835,959
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 4.0%
X –
REPURCHASE AGREEMENTS - 4 .0 % X 651,200,000
$ 651,200 (p) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 651,200,000
Total Repurchase Agreements
(cost $651,200,000) 651,200,000
Total Short-Term Investments
(cost $651,200,000) 651,200,000
Total Investments (cost $ 21,145,127,132 ) - 128 .3% 20,749,035,959
Floating Rate Obligations - (31.0)% (5,019,695,000)
Other Assets & Liabilities, Net -   2.7% 447,488,390
Net Assets - 100% $ 16,176,829,349

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
148
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection (q)
Current
Credit
Spread (r)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 1 .21% $ 5,000,000 1 .000 % Quarterly 6/20/24 $ 4,667 $ (15,733) $ 20,400
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 1 .21 5,000,000 1 .000 Quarterly 12/20/24 10,967 (43,202) 54,169
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 1 .75 5,000,000 1 .000 Quarterly 12/20/25 15,917 (71,709) 87,626
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 2 .85 60,000,000 1 .000 Quarterly 6/20/28 (571,601) (3,122,596) 2,550,995
Citigroup Global
Markets Inc.(f)
State of Illinois Sell 1 .15 25,000,000 1 .000 Quarterly 12/20/25 230,833 (114,368) 345,201
Total
$ 100,000,000 $ (309,217)
$(3,367,608) $ 3,058,391
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Principal Amount (000) rounds to less than $1,000.
(i) Common Stock received as part of spin-off from WestRock Company.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) Common Stock received as part of the bankruptcy settlement for Hodge, Lousiana, Combined Utility System Revenue Bonds, Smurfit-Stone
Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(l) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holdings: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38; Talen Energy Supply LLC, 10.500%, 1/15/26; Talen Energy Supply
LLC, 6.000%, 12/15/36; and Talen Energy Supply LLC, 6.500%, 6/01/25, Senior Notes.
(m) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(n) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(o) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(p) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $651,582,037 on 4/1/24, collateralized by
Government Agency Securities, with coupon rates 2.000%–3.875% and maturity dates 11/15/41–5/15/43, valued at $664,224,006.
(q) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(r) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.

149
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

150
Nuveen Short Duration High Yield Municipal
Bond Fund
Portfolio of Investments March 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 102.8%
X –
MUNICIPAL BONDS - 94 .9 % X 3,897,332,699
Alabama - 3.5%
$ 2,445 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%,
9/01/27, 144A
9/25 at 100.00 $ 2,456,428
50,000 (c),(d) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2022C-2, 5.708%, 2/01/53, (Mandatory Put 6/01/29)
(SOFR*0.67% reference rate + 2.150% spread), (UB)
3/29 at 100.00 51,342,905
2,220 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2024A, 5.250%, 5/01/55, (Mandatory Put 9/01/32)
6/32 at 100.22 2,400,955
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 1,823,858
5,125 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 5,307,761
300 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 3.875%, 11/01/27
No Opt. Call 281,255
760 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27
4/25 at 100.00 729,022
Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue
Bonds, Jackson Hospital & Clinic, Series 2015
:
5,955 5.000%, 3/01/33 3/26 at 100.00 5,109,672
3,500 5.000%, 3/01/36 3/26 at 100.00 2,864,062
5,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32)
1/32 at 100.22 5,349,258
50,000 (c),(d) Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.978%, 1/01/53, (Mandatory
Put 12/01/29) (SOFR*0.67% reference rate + 2.420% spread), (UB)
9/29 at 100.00 52,049,195
14,000 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44, 144A
5/29 at 100.00 14,135,967
Total Alabama 143,850,338
Alaska - 0.0%
260 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/41
6/31 at 100.00 256,905
Total Alaska 256,905
Arizona - 3.2%
25,000 (c),(d) Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2007B, 4.597%, 1/01/37 (3-Month LIBOR*0.67%
reference rate + 0.810% spread), (UB)
12/23 at 100.00 23,640,607
Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Tender Option Bond Trust Series 2023-XF3088
:
1,500 (c) 8.758%, 1/01/37, 144A, (IF) 6/21 at 100.00 1,228,122
3,000 (c) 8.943%, 1/01/37, 144A, (IF) 6/21 at 100.00 2,456,244
1,500 (c) 8.943%, 1/01/37, 144A, (IF) 6/21 at 100.00 1,228,122
3,000 (c) 8.943%, 1/01/37, 144A, (IF) 6/21 at 100.00 2,456,243

151
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 500 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 $ 504,582
480 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas - Aliante and Skye
Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31, 144A
12/29 at 100.00 430,060
565 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call 552,225
240 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018B, 4.500%,
7/01/24, 144A
No Opt. Call 239,851
130 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022, 5.000%,
7/01/32, 144A
No Opt. Call 132,977
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus Project,
Series 2019A
:
765 4.500%, 7/01/29, 144A 7/24 at 101.00 761,420
3,435 5.000%, 7/01/49, 144A 7/24 at 101.00 3,215,130
305 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 4.750%, 12/15/28, 144A
12/26 at 100.00 307,751
680 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 694,660
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada - Sloan Canyon Campus Project,
Series 2020A-2, 5.500%, 9/15/28, 144A
4/24 at 105.00 1,618,733
410 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/30, 144A
7/28 at 100.00 401,497
30,885 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/41, 144A
12/31 at 100.00 25,944,580
2,130 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A
6/28 at 100.00 2,203,755
1,235 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28
7/25 at 101.00 1,122,681
13,440 Arizona Industrial Development Authority, Revenue Bonds, Mirabella at
ASU Project, Refunding Series 2023A, 4.700%, 10/01/28, 144A
12/24 at 100.00 12,027,233
10,095 Arizona Industrial Development Authority, Revenue Bonds, Mirabella at
ASU Project, Refunding Series 2023B, 5.350%, 10/01/28, (Mandatory Put
1/01/27), 144A
12/24 at 100.00 9,276,095
750 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 4.750%, 7/01/30, 144A
7/28 at 100.00 707,654
115 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A
No Opt. Call 115,112
440 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A
No Opt. Call 434,841
146 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%,
7/01/25, 144A
7/24 at 100.00 144,898

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
152
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 250 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/31, 144A
7/29 at 100.00 $ 243,233
1,590 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A,
4.800%, 7/01/28, 144A
No Opt. Call 1,616,140
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A
:
650 3.000%, 7/01/31, 144A No Opt. Call 601,287
385 4.000%, 7/01/41, 144A 7/31 at 100.00 340,829
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Sun Valley Academy, Series 2024A
:
1,745 5.250%, 7/01/34, 144A 7/31 at 100.00 1,767,933
2,885 6.250%, 7/01/44, 144A 7/31 at 100.00 2,972,644
Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020
:
190 5.000%, 10/01/26, 144A No Opt. Call 191,106
425 5.125%, 10/01/30, 144A 10/27 at 103.00 440,547
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A
:
280 5.750%, 7/01/24, 144A No Opt. Call 280,908
3,430 6.500%, 7/01/34, 144A 7/24 at 100.00 3,449,925
1,085 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 982,982
1,175 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 5.000%,
7/01/45
7/25 at 100.00 1,152,156
90 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%,
5/01/24
No Opt. Call 90,121
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Series 2019
:
535 5.000%, 6/15/34, 144A 6/25 at 100.00 538,000
660 5.000%, 6/15/39, 144A 6/25 at 100.00 655,785
6,995 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/30, 144A
7/26 at 103.00 7,125,220
865 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%,
7/01/26
No Opt. Call 858,282
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019
:
685 5.125%, 7/01/30, 144A 7/26 at 103.00 694,264
1,870 5.500%, 7/01/40, 144A 7/26 at 103.00 1,878,585
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019
:
60 3.250%, 7/01/24, 144A No Opt. Call 59,855
370 5.000%, 7/01/29, 144A 7/26 at 100.00 373,572
425 5.000%, 7/01/34, 144A 7/26 at 100.00 427,028
575 5.000%, 7/01/39, 144A 7/26 at 100.00 567,713
1,470 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School
Project, Series 2013, 7.750%, 12/01/43
12/25 at 100.00 1,473,698

153
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 815 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%,
2/01/28, 144A
No Opt. Call $ 852,699
680 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.000%, 6/15/35, 144A
6/28 at 100.00 674,772
2,695 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/35, 144A
6/28 at 100.00 2,674,279
340 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29
7/25 at 100.00 325,941
5,345 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R,
5.000%, 7/01/31
7/26 at 100.00 5,404,228
280 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools - Mesa Project, Series 2015A,
4.000%, 12/15/24, 144A
No Opt. Call 279,161
100 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 108,930
500 Show Low Bluff Community Facilities District, Show Low, Arizona, Special
Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A
4/24 at 100.00 463,206
311 Southside Community Facilities District 1, Prescott Valley, Arizona, Special
Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32
4/24 at 100.00 247,768
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A
:
1,500 5.500%, 10/01/27, 144A No Opt. Call 1,309,648
10 6.000%, 10/01/37, 144A 10/27 at 100.00 7,112
145 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 3.900%, 9/01/24, 144A
No Opt. Call 144,373
Total Arizona 133,119,003
Arkansas - 0.6%
6,810 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 6,961,045
9,715 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 10,092,412
7,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 7,512,032
Total Arkansas 24,565,489
California - 5.1%
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A
:
7,215 5.000%, 3/01/31 3/26 at 100.00 7,278,722
7,565 5.250%, 3/01/36 3/26 at 100.00 7,680,166
1,690 5.000%, 3/01/46 3/26 at 100.00 1,617,835
355 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/25
No Opt. Call 358,928

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
154
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 50,000 (c),(d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 5.258%,
5/01/53, (Mandatory Put 8/01/28) (SOFR*0.67% reference rate + 1.700%
spread), (UB)
5/28 at 100.00 $ 49,980,090
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 3,951,134
3,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 2,503,139
2,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 2,394,003
4,000 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 3,327,824
California Enterprise Development Authority, Charter School Revenue
Bonds, Rocklin Academy Project, Refunding Series 2021A
:
250 4.000%, 6/01/36, 144A 6/31 at 100.00 234,134
630 4.000%, 6/01/51, 144A 6/31 at 100.00 516,670
225 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 4.000%, 8/15/34
8/27 at 100.00 227,479
14 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 13,357
215 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25
4/24 at 101.00 214,354
270 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A
6/26 at 100.00 269,377
590 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project-Pinewood & Oakwood Schools, Series 2016B, 4.000%,
11/01/26, 144A
No Opt. Call 579,633
1,400 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/28, 144A
No Opt. Call 1,411,212
California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A
:
815 4.000%, 6/15/26, 144A No Opt. Call 798,648
1,900 5.000%, 6/15/46, 144A 6/26 at 100.00 1,816,419
170 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A
No Opt. Call 170,273
185 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24
4/24 at 101.00 184,398
845 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A, 3.875%, 7/01/28,
144A
No Opt. Call 827,939
840 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 851,284
220 California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41, 144A
6/30 at 100.00 212,353
1,480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%,
8/15/30
8/24 at 100.00 1,484,357
23,170 California Municipal Finance Authority, Multifamily Housing Revenue
Bonds, Pacific Oaks Senior Apartments, Series 2022A, 4.000%, 7/01/57,
(Mandatory Put 7/01/32), 144A
7/29 at 103.00 22,162,056

155
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 175 California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%, 12/01/36,
144A
12/30 at 100.00 $ 179,783
420 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
4.250%, 1/01/25
No Opt. Call 413,567
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
:
300 5.000%, 11/01/24 No Opt. Call 300,929
350 5.000%, 11/01/27 11/24 at 100.00 350,368
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
:
1,425 5.000%, 11/01/28 11/26 at 100.00 1,441,375
2,595 5.250%, 11/01/29 11/26 at 100.00 2,638,684
1,990 5.000%, 11/01/30 11/26 at 100.00 2,012,881
1,000 5.250%, 11/01/31 11/26 at 100.00 1,017,417
1,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 1,017,726
1,100 (e) California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A
No Opt. Call 66,000
3,310 (e) California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A
4/24 at 102.00 331,000
1,420 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 4.250%, 7/01/30,
144A
7/28 at 100.00 1,337,872
540 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27
No Opt. Call 543,482
California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A
:
860 5.000%, 7/01/35, 144A 7/33 at 105.00 878,505
1,375 5.250%, 7/01/40, 144A 7/33 at 105.00 1,409,621
2,260 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%,
6/01/29, 144A
6/26 at 100.00 2,245,490
1,405 California School Finance Authority Charter, School Revenue Bonds,
Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%,
3/01/28, 144A
6/25 at 100.00 1,408,097
755 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
No Opt. Call 738,635
California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A
:
290 5.000%, 6/01/29, 144A 6/26 at 100.00 293,896
750 5.000%, 6/01/39, 144A 6/26 at 100.00 750,405
2,080 California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A, 7.250%, 6/15/43, 144A
6/31 at 102.00 2,142,954
405 California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Taxable Series 2023B, 7.500%, 6/15/29, 144A
No Opt. Call 411,456
10 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A, 5.000%,
8/01/42, 144A
8/28 at 100.00 10,126

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
156
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 585 California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A
No Opt. Call $ 587,865
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016
:
570 4.000%, 6/01/26, 144A No Opt. Call 563,234
1,000 4.500%, 6/01/31, 144A 6/26 at 100.00 1,001,375
620 California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A
No Opt. Call 628,048
California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023
:
740 5.000%, 8/01/33, 144A No Opt. Call 766,603
500 5.250%, 8/01/38, 144A 8/33 at 100.00 514,454
470 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education - Obligated Group, Series 2016A, 5.000%, 6/01/26,
144A
6/25 at 100.00 474,307
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education - Obligated Group, Series 2017A
:
630 4.500%, 6/01/27, 144A 6/26 at 100.00 635,656
975 5.000%, 6/01/34, 144A 6/26 at 100.00 992,737
315 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools - Obligated Group, Series 2017G, 5.000%,
6/01/30, 144A
6/27 at 100.00 324,635
6,865 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Obligated Group, Series 2021A, 4.000%, 6/01/61,
144A
6/27 at 100.00 4,884,903
California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A
:
260 4.000%, 6/01/31 No Opt. Call 244,940
100 4.000%, 6/01/41 6/31 at 100.00 81,822
2,165 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2023A, 5.500%,
6/01/43, 144A
6/31 at 100.00 2,185,225
California School Finance Authority, Charter School Revenue Bonds,
Social Bonds -  iLead Lancaster Project, Series 2021A
:
250 4.000%, 6/01/31, 144A 6/29 at 100.00 237,983
435 5.000%, 6/01/41, 144A 6/29 at 100.00 419,903
1,465 California School Finance Authority, Charter School Revenue Bonds,
Valley International Preparatory High School Project, Series 2022A,
5.000%, 3/01/37, 144A
3/31 at 100.00 1,277,164
160 California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24,
144A
No Opt. Call 160,052
100 California School finance Authority, School Facility Revenue Bonds,  ICEF
- View Park Elementary and Middle Schools, Series 2014A, 4.750%,
10/01/24
No Opt. Call 100,073
145 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A
No Opt. Call 145,831
California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A
:
270 4.000%, 7/01/29, 144A 7/28 at 100.00 270,447
465 4.000%, 7/01/38, 144A 7/28 at 100.00 441,513
127 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 4.125%, 7/01/24, 144A
No Opt. Call 126,831

157
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 145 California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/32, 144A
11/27 at 100.00 $ 148,863
3,830 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 3,872,037
850 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A
No Opt. Call 872,335
225 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%,
11/01/24, 144A
No Opt. Call 224,978
305 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
4.375%, 9/01/25
No Opt. Call 305,183
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Refunding Series
2015R-1
:
1,005 5.000%, 9/02/25 No Opt. Call 1,020,013
1,045 5.000%, 9/02/26 9/25 at 100.00 1,064,054
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A
:
500 4.000%, 9/02/28 No Opt. Call 501,244
2,150 5.000%, 9/02/38 9/28 at 100.00 2,235,588
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
32 (e),(f) 5.750%, 7/01/24 1/22 at 100.00 31,958
71 (e),(f) 5.750%, 7/01/30 1/22 at 100.00 70,817
5 (e),(f) 5.750%, 7/01/35 1/22 at 100.00 4,884
13 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 12,973
26 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 26,066
2,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 1,507,004
410 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
4/24 at 100.00 410,288
2,060 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 1,645,809
1,175 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 1,139,956
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 1,740,760
2,885 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 1,959,909
8,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 963,902

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
158
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 740 (g) Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35, (Pre-
refunded 6/01/28)
6/28 at 100.00 $ 809,497
Hesperia, California, Special Tax Bonds, Community Facilities District
2005-1 Belgate Development Restructuring Series 2014
:
250 5.000%, 9/01/24 No Opt. Call 250,564
195 5.000%, 9/01/26 9/24 at 100.00 195,999
2,175 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 2,060,424
670 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 4.000%, 9/02/25
No Opt. Call 667,307
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019
:
70 4.100%, 9/01/24 No Opt. Call 69,675
85 4.200%, 9/01/25 No Opt. Call 84,222
105 4.350%, 9/01/26 No Opt. Call 104,058
125 4.400%, 9/01/27 9/26 at 103.00 123,954
145 4.500%, 9/01/28 9/26 at 103.00 144,451
1,120 5.100%, 9/01/33 9/26 at 103.00 1,151,532
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019
:
45 4.100%, 9/01/24 No Opt. Call 44,791
55 4.200%, 9/01/25 No Opt. Call 54,497
65 4.350%, 9/01/26 No Opt. Call 64,417
80 4.400%, 9/01/27 9/26 at 103.00 79,330
95 4.500%, 9/01/28 9/26 at 103.00 94,678
695 5.100%, 9/01/33 9/26 at 103.00 714,566
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019
:
85 4.100%, 9/01/24 No Opt. Call 84,606
110 4.200%, 9/01/25 No Opt. Call 108,994
130 4.350%, 9/01/26 No Opt. Call 128,833
155 4.400%, 9/01/27 9/26 at 103.00 153,702
180 4.500%, 9/01/28 9/26 at 103.00 179,390
1,390 5.100%, 9/01/33 9/26 at 103.00 1,429,133
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019
:
20 4.350%, 9/01/24 No Opt. Call 19,911
25 4.450%, 9/01/25 No Opt. Call 24,785
30 4.600%, 9/01/26 No Opt. Call 29,758
35 4.650%, 9/01/27 9/26 at 103.00 34,752
45 4.750%, 9/01/28 9/26 at 103.00 44,901
335 5.350%, 9/01/33 9/26 at 103.00 345,978
1,845 5.850%, 9/01/49 9/26 at 103.00 1,878,677
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019
:
30 4.100%, 9/01/24 No Opt. Call 29,861
40 4.200%, 9/01/25 No Opt. Call 39,634
45 4.350%, 9/01/26 No Opt. Call 44,596
55 4.400%, 9/01/27 9/26 at 103.00 54,539
65 4.500%, 9/01/28 9/26 at 103.00 64,754
495 5.100%, 9/01/33 9/26 at 103.00 508,936
105 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call 119,479

159
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 7,370 (d) Modesto Irrigation District Financing Authority, California, Domestic Water
Project Revenue Bonds, Index Rate Series 2007, 4.384%, 9/01/37 - NPFG
Insured (TSFR3M*0.67% reference rate + 0.630% spread)
4/24 at 100.00 $ 6,943,097
640 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.200%, 9/01/28
9/24 at 100.00 644,808
ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015
:
625 5.000%, 9/01/24 No Opt. Call 626,435
690 5.000%, 9/01/26 9/25 at 100.00 698,647
755 5.000%, 9/01/28 9/25 at 100.00 765,826
Palm Desert, California, Special Tax Bonds, Community Facilities District
2021-1 University Park, Series 2021
:
100 3.000%, 9/01/31 9/28 at 103.00 93,305
110 4.000%, 9/01/41 9/28 at 103.00 102,175
Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2001-1 May Farms Improvement Area 6 &7,
Refunding Series 2014E
:
480 4.000%, 9/01/24 No Opt. Call 479,119
500 5.000%, 9/01/25 9/24 at 100.00 502,422
525 5.000%, 9/01/26 9/24 at 100.00 528,016
860 Perris, California, Special Tax Bonds, Community Facilities District 2001-2,
Refunding Series 2014A, 4.375%, 9/01/24
4/24 at 100.00 859,798
100 Poway Unified School District, San Diego County, California, Special Tax
Bonds, Community Facilities District 15 Del Sur East Improvement Area C,
Series 2016, 5.000%, 9/01/26
No Opt. Call 102,911
700 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2018-1 Grantline 208, Series 2021B, 4.000%, 9/01/41
9/26 at 103.00 657,406
345 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 - AGM
Insured
10/24 at 100.00 349,038
Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014
:
500 4.250%, 9/01/24 No Opt. Call 499,528
750 5.000%, 9/01/25 9/24 at 100.00 753,602
550 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 4.000%, 9/01/26
No Opt. Call 550,533
8,100 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/56, (AMT)
7/31 at 100.00 8,450,726
San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Facilities Increment Series 2022A
:
295 5.000%, 9/01/27, 144A No Opt. Call 302,640
400 5.000%, 9/01/32, 144A No Opt. Call 427,715
385 5.000%, 9/01/37, 144A 9/32 at 100.00 398,064
400 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call 401,472
1,185 San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2022A, 4.000%, 9/01/32, 144A
9/28 at 103.00 1,185,666
30 San Jacinto, California, Special Tax Bonds, Community Facilities District
2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30
9/26 at 100.00 30,835
100 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A
No Opt. Call 103,864

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
160
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 375 Tracy, California, Special Tax Bonds, Community Facilities District 2016-
2,  Improvement Area 2, Series 2021, 4.000%, 9/01/36
9/28 at 103.00 $ 375,117
125 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015, 5.000%, 9/01/25
No Opt. Call 126,388
Total California 208,828,609
Colorado - 8.8%
2,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 1,703,295
348 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 302,107
3,870 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding and Improvement Series 2023B,
8.250%, 12/15/39
12/28 at 103.00 4,007,678
315 (g) Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series
2006, 5.875%, 10/01/26 - SYNCORA GTY Insured, (ETM)
No Opt. Call 325,311
2,605 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 2,417,722
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
1,028 4.000%, 12/01/29 9/24 at 103.00 982,116
2,850 5.000%, 12/01/48 9/24 at 103.00 2,624,596
1,000 Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A, 5.750%, 12/01/46
4/24 at 101.00 1,001,428
635 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 565,973
Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A
:
525 4.250%, 12/01/31 12/26 at 103.00 492,726
1,565 4.500%, 12/01/41 12/26 at 103.00 1,343,040
1,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 1,161,284
329 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%,
12/01/27
4/24 at 102.00 321,591
Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
4,384 5.000%, 12/01/35 6/24 at 103.00 3,731,195
20,625 5.125%, 12/01/48 6/24 at 103.00 16,954,839
Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
6,154 5.000%, 12/01/39 6/24 at 103.00 5,460,634
12,050 5.000%, 12/01/49 6/24 at 103.00 9,674,344
4,985 Broadway Station Metropolitan District 3, Denver County, Colorado, Tax
Increment Supported Revenue Bonds, Series 2023A, 7.000%, 12/15/32
4/24 at 100.00 4,889,425

161
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 2,100 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.000%, 12/01/37
4/24 at 102.00 $ 2,103,605
265 Cathedral Pines Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26
No Opt. Call 262,225
1,055 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series 2021A,
4.000%, 12/01/31
12/26 at 103.00 983,158
1,470 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 4.625%,
10/01/27
No Opt. Call 1,429,124
250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%,
7/01/26, 144A
7/25 at 100.00 247,793
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A
:
845 5.000%, 3/15/32, 144A No Opt. Call 841,145
1,935 5.125%, 3/15/42, 144A 3/32 at 100.00 1,904,836
150 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Taxable Series 2022B,
5.250%, 3/15/26, 144A
No Opt. Call 146,842
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%,
1/15/29
4/24 at 100.00 500,305
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34,
144A
7/24 at 100.00 500,606
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 619,431
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020
:
555 5.000%, 12/01/40, 144A 12/30 at 100.00 509,040
2,210 5.000%, 12/01/50, 144A 12/30 at 100.00 1,891,577
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019
:
1,825 5.000%, 10/01/29, 144A 10/27 at 100.00 1,849,238
2,270 5.000%, 10/01/39, 144A 10/27 at 100.00 2,219,732
3,520 5.000%, 10/01/59, 144A 10/27 at 100.00 3,141,629
75 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%,
8/01/24
No Opt. Call 74,918
440 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A
2/26 at 100.00 426,999
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A
:
280 (e) 5.000%, 12/01/25, 144A No Opt. Call 263,116
750 (e) 5.500%, 12/01/30, 144A 12/25 at 100.00 615,894
500 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.625%, 12/01/32
4/24 at 103.00 504,336
433 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2016, 4.625%, 12/01/31
4/24 at 101.00 421,315

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
162
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 388 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26
12/25 at 100.00 $ 384,718
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A
:
1,595 5.250%, 12/01/39, 144A 4/24 at 103.00 1,615,095
465 5.250%, 12/01/39, 144A 4/24 at 103.00 470,858
457 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2019, 3.250%, 12/01/29, 144A
9/24 at 103.00 423,690
500 Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 3.750%, 12/01/29, 144A
6/26 at 103.00 465,076
20,950 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 21,045,048
305 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.000%,
12/01/32
12/27 at 103.00 316,926
3,800 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 3,679,885
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
7,900 5.250%, 12/01/32 12/30 at 102.00 8,021,899
4,020 5.500%, 12/01/42 12/30 at 102.00 4,053,860
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 1,780,137
Grand Junction Dos Rios General Improvement District, Grand Junction,
Mesa County, Colorado, Special Revenue Bonds, Series 2021
:
3,035 4.000%, 12/01/31 12/26 at 103.00 2,770,477
500 4.500%, 12/01/41 12/26 at 103.00 419,799
1,170 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/32
9/25 at 103.00 1,180,089
1,300 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%,
12/01/28
12/24 at 100.00 1,304,604
Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2021
:
1,288 4.000%, 12/01/31 3/26 at 103.00 1,162,938
550 5.000%, 12/01/41 3/26 at 103.00 495,398
5,070 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A, 6.250%, 12/01/47
9/27 at 103.00 5,138,415
1,079 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2022B,
9.000%, 12/15/47
9/27 at 103.00 1,094,287
Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
:
1,760 5.000%, 12/01/29, 144A No Opt. Call 1,750,122
2,830 5.125%, 12/01/34, 144A 12/31 at 103.00 2,785,225
6,290 6.125%, 12/01/44, 144A 12/31 at 103.00 6,145,582
Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2018A
:
500 4.625%, 12/01/27 4/24 at 103.00 495,502
3,395 5.125%, 12/01/37 4/24 at 103.00 3,394,837

163
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,061 (e) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
4/24 at 100.00 $ 1,047,241
2,500 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
9/26 at 103.00 1,883,627
Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022
:
3,885 6.500%, 11/01/32, 144A 11/29 at 103.00 3,988,848
14,550 7.125%, 11/01/42, 144A 11/29 at 103.00 14,757,445
1,160 Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41
6/26 at 103.00 1,093,335
Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022
:
930 6.250%, 12/01/37 12/27 at 103.00 937,245
1,100 6.500%, 12/01/42 12/27 at 103.00 1,109,564
1,700 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/39
3/25 at 103.00 1,676,598
1,000 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.500%,
12/01/41
12/26 at 103.00 831,935
437 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 429,832
1,227 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34
4/24 at 103.00 1,251,825
1,540 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-2, 5.500%, 12/01/34
4/24 at 103.00 1,575,934
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 1,981,081
260 One Horse Business Improvement District, Lakewood, Colorado, Sales Tax
Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24
4/24 at 100.00 260,086
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
2,690 4.000%, 12/01/29 12/24 at 103.00 2,540,648
6,160 5.000%, 12/01/49 12/24 at 103.00 5,609,494
Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A
:
500 4.000%, 12/01/35, 144A 3/26 at 103.00 440,931
2,900 5.000%, 12/01/51, 144A 3/26 at 103.00 2,488,907
3,950 (h) Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 0.000%, 12/01/42
12/27 at 81.99 2,360,069
15,945 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 15,564,213
525 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Convertible to Unlimited Tax Series 2021A,
3.750%, 12/01/41
9/26 at 103.00 424,961
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
440 6.250%, 11/15/28 No Opt. Call 467,259
2,800 6.500%, 11/15/38 No Opt. Call 3,465,714
19,165 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 13,005,585

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
164
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015
:
$ 200 4.250%, 12/01/28 12/24 at 100.00 $ 196,457
335 4.375%, 12/01/30 12/24 at 100.00 322,782
Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A
:
1,900 4.500%, 12/01/32 3/27 at 103.00 1,777,965
8,310 5.000%, 12/01/42 3/27 at 103.00 7,758,554
1,500 RM Mead Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.250%, 12/01/50
9/25 at 103.00 1,455,920
Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A
:
13,640 6.375%, 12/01/42 12/29 at 103.00 13,928,629
6,000 6.750%, 12/01/52 12/29 at 103.00 6,058,907
Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021
:
1,575 3.250%, 12/01/31 9/26 at 103.00 1,393,936
1,000 3.750%, 12/01/41 9/26 at 103.00 797,043
300 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call 287,733
3,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.125%, 12/01/47
4/24 at 102.00 2,964,424
Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022
:
2,000 5.800%, 12/01/32 12/27 at 103.00 2,102,464
8,500 6.500%, 12/01/42 12/27 at 103.00 8,883,331
Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020
:
3,205 5.000%, 12/01/40 12/25 at 103.00 3,101,218
2,000 5.125%, 12/01/50 12/25 at 103.00 1,853,491
Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22
:
1,345 5.250%, 12/01/32 6/30 at 102.00 1,362,466
5,050 5.500%, 12/01/42 6/30 at 102.00 5,022,819
825 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.500%, 12/01/42, 144A
3/27 at 103.00 684,199
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
1,750 5.000%, 12/01/41 3/26 at 103.00 1,524,209
19,170 5.000%, 12/01/51 3/26 at 103.00 15,788,991
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
10,000 5.125%, 12/01/34 4/24 at 103.00 10,035,768
630 5.375%, 12/01/39 4/24 at 103.00 628,414
3,500 5.500%, 12/01/48 4/24 at 103.00 3,451,149
Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021
:
530 5.000%, 12/01/36 3/26 at 103.00 463,879
2,465 5.000%, 12/01/41 3/26 at 103.00 2,042,949
12,125 5.000%, 12/01/51 3/26 at 103.00 9,403,563
1,110 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 1,109,255

165
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,625 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 $ 1,413,914
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1
:
1,065 4.000%, 12/01/31, 144A 9/26 at 103.00 989,913
8,000 4.000%, 12/01/36, 144A 9/26 at 103.00 7,044,885
13,365 4.000%, 12/01/41, 144A 9/26 at 103.00 10,813,319
7,000 4.125%, 12/01/51, 144A 9/26 at 103.00 5,124,219
1,510 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 1,487,616
Total Colorado 360,277,393
Connecticut - 0.9%
12,160 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
4/24 at 100.00 12,163,945
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1
:
1,450 4.500%, 10/01/34, 144A 10/24 at 104.00 1,285,505
11,750 5.000%, 10/01/54, 144A 10/24 at 104.00 9,168,163
925 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A
1/26 at 102.00 905,956
10,000 (c),(d) Connecticut State, General Obligation Bonds, Securities Industry &
Financial Markets Association Index Series 2015C, 4.660%, 6/15/24
(SIFMA reference rate + 1.250% spread), (UB)
No Opt. Call 10,008,174
Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021
:
600 4.000%, 4/01/31 4/30 at 100.00 566,259
1,755 4.000%, 4/01/41 4/30 at 100.00 1,489,455
Total Connecticut 35,587,457
Delaware - 0.0%
Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas ASPIRA
Academy Project, Series 2022A
:
180 4.000%, 6/01/52 6/32 at 100.00 135,897
185 4.000%, 6/01/57 6/32 at 100.00 135,767
725 Delaware Economic Development Authority, Revenue Bonds, ASPIRA of
Delaware Charter Operations, Inc. Project, Series 2016A, 3.250%, 6/01/26
No Opt. Call 699,250
650 (g) Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, (Pre-refunded
3/03/25), 144A
3/25 at 100.00 660,728
Total Delaware 1,631,642
District of Columbia - 0.1%
District of Columbia Revenue Bonds, Rocketship Education DC Public
Charter School Inc., Obligated Group -Issue 3, Series 2024A
:
650 5.000%, 6/01/34 6/31 at 100.00 667,672
600 5.625%, 6/01/44 6/31 at 100.00 612,884
270 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A, 5.000%, 7/01/32
7/24 at 103.00 273,367
District of Columbia, Washington, D.C., Revenue Bonds, Inspired Teaching
Demonstration Public Charter School Issue, Series 2022
:
835 5.000%, 7/01/32 No Opt. Call 877,071
1,500 5.000%, 7/01/42 7/32 at 100.00 1,530,975

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
166
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 235 District of Columbia, Washington, D.C., Revenue Bonds, The Methodist
Home of the District of Columbia, Series 1999, 4.500%, 1/01/25
No Opt. Call $ 233,048
Total District of Columbia 4,195,017
Florida - 23.2%
130 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2015,
5.500%, 11/01/25
No Opt. Call 131,725
165 Abbott Square Community Development District, Zephyrhills, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022, 4.500%,
6/15/27
No Opt. Call 165,854
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
:
125 4.000%, 11/01/24 No Opt. Call 124,754
725 4.750%, 11/01/29 11/28 at 100.00 737,985
805 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A, 4.750%, 11/01/29, 144A
No Opt. Call 825,079
375 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016, 5.500%, 11/01/30
11/26 at 100.00 383,625
520 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 4.625%, 5/01/28
No Opt. Call 525,076
430 Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28,
144A
11/27 at 100.00 434,318
115 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28
No Opt. Call 117,170
330 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28
No Opt. Call 338,923
Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021
:
90 2.375%, 5/01/26 No Opt. Call 87,017
250 3.000%, 5/01/32 No Opt. Call 228,893
740 3.375%, 5/01/41 5/32 at 100.00 608,160
205 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series
2019, 3.700%, 11/01/29
No Opt. Call 201,242
Avalon Park West Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2022 Project Area, Refunding
Series 2022
:
200 4.700%, 5/01/32, 144A No Opt. Call 205,343
515 5.500%, 5/01/42, 144A 5/32 at 100.00 536,791
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021
:
485 2.600%, 5/01/26 No Opt. Call 470,426
1,355 3.200%, 5/01/31 No Opt. Call 1,272,178
1,000 3.750%, 5/01/41 5/31 at 100.00 870,914
380 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%,
5/01/29
No Opt. Call 388,206
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020
:
590 3.800%, 5/01/32, 144A 5/30 at 100.00 576,684
165 4.300%, 5/01/42, 144A 5/30 at 100.00 152,836

167
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 5 Project, Series 2022
:
$ 310 3.000%, 5/01/27, 144A No Opt. Call $ 300,345
915 3.300%, 5/01/32, 144A No Opt. Call 856,458
2,445 4.000%, 5/01/42, 144A 5/32 at 100.00 2,137,066
985 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
2.750%, 5/01/31, 144A
No Opt. Call 897,424
8,430 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 2 Project, Series 2021B, 5.000%, 5/01/41,
144A
No Opt. Call 8,477,865
185 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24
No Opt. Call 186,461
Aviary at Rutland Ranch Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project, Series 2021
:
60 2.450%, 11/01/26 No Opt. Call 57,468
175 3.100%, 11/01/31 No Opt. Call 160,152
500 3.400%, 11/01/41 11/31 at 100.00 410,804
220 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
4.500%, 11/01/28, 144A
No Opt. Call 222,525
255 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
2.375%, 5/01/26, 144A
No Opt. Call 245,282
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 2B, Series
2018
:
30 4.000%, 11/01/24, 144A No Opt. Call 29,999
200 4.500%, 11/01/29, 144A No Opt. Call 203,200
205 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2018, 4.000%, 11/01/24, 144A
No Opt. Call 204,942
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 4, Series
2018
:
25 4.000%, 11/01/24, 144A No Opt. Call 24,994
170 4.500%, 11/01/29, 144A No Opt. Call 172,547
515 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 4.750%,
11/01/26
11/25 at 100.00 520,792
425 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.000%,
11/01/28
11/25 at 100.00 430,392
Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
:
930 3.250%, 11/01/27 No Opt. Call 902,093
1,295 3.625%, 11/01/32 No Opt. Call 1,210,650
6,925 4.000%, 11/01/42 11/32 at 100.00 6,098,634
300 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%,
11/01/25
No Opt. Call 301,411
200 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2021, 3.000%,
5/01/31, 144A
No Opt. Call 186,509

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
168
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 275 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 2.750%, 11/01/25
No Opt. Call $ 268,252
170 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26
4/24 at 100.00 167,596
Bay Laurel Center Community Development District, Marion County,
Florida, Special Assessment Bonds, Refunding Indigo Series 2016
:
45 3.750%, 5/01/24 No Opt. Call 44,983
30 3.750%, 5/01/25 No Opt. Call 29,862
Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1
:
105 4.250%, 11/01/24, 144A No Opt. Call 105,027
600 4.750%, 11/01/29, 144A No Opt. Call 610,863
335 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.000%, 11/01/27
No Opt. Call 350,135
490 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2016, 3.750%, 11/01/31
11/26 at 100.00 477,487
1,125 Bellalago Educational Facilities Benefit District, Florida, Capital
Improvement Bonds, Refunding Series 2014, 3.875%, 5/01/24
No Opt. Call 1,122,942
445 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A, 4.750%, 11/01/27
No Opt. Call 454,050
Belmont II Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area,
Series 2020
:
120 2.500%, 12/15/25 No Opt. Call 117,095
200 3.125%, 12/15/30 No Opt. Call 191,612
210 Berry Bay Community Development District, Hillsborough County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2021,
2.625%, 5/01/26
No Opt. Call 203,269
205 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022, 4.800%,
6/15/27
No Opt. Call 207,412
Boggy Branch Community Development District, Jacksonville, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2021
:
455 3.000%, 5/01/31 No Opt. Call 416,717
1,170 3.500%, 5/01/41 5/31 at 100.00 975,413
Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2023
:
1,100 4.500%, 5/01/33 5/32 at 100.00 1,116,427
1,770 5.125%, 5/01/43 5/32 at 100.00 1,802,623
1,100 Botaniko Community Development District, Weston, Florida, Special
Assessment Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 938,456
Bradbury Community Development District, Haines City, Florida, Special
Assessment Bonds, Series 2023
:
655 4.375%, 5/01/30, 144A No Opt. Call 658,711
1,685 5.250%, 5/01/43, 144A 5/33 at 100.00 1,709,230
Bridgewater North Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2022
:
250 3.125%, 5/01/27, 144A No Opt. Call 241,953
500 3.500%, 5/01/32, 144A No Opt. Call 465,524
Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2021
:
210 2.375%, 5/01/26 No Opt. Call 202,224
390 2.850%, 5/01/31 No Opt. Call 352,368
1,005 3.150%, 5/01/41 5/31 at 100.00 796,819

169
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area Two Series 2022
:
$ 200 4.375%, 5/01/27, 144A No Opt. Call $ 200,496
350 4.750%, 5/01/32, 144A No Opt. Call 355,235
630 Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28, 144A
No Opt. Call 636,228
Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022
:
315 4.750%, 5/01/27, 144A No Opt. Call 316,020
420 5.250%, 5/01/32, 144A No Opt. Call 429,573
1,000 5.625%, 5/01/42, 144A 5/37 at 100.00 1,029,505
Buckhead Trails Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2024 Project Series 2024
:
600 4.700%, 5/01/31 No Opt. Call 600,919
1,000 5.600%, 5/01/44 5/34 at 100.00 1,003,060
215 Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28
11/27 at 100.00 218,520
1,230 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 4.750%, 7/01/24, 144A
No Opt. Call 1,207,635
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
380 4.000%, 12/15/24, 144A No Opt. Call 376,355
300 4.000%, 12/15/25, 144A No Opt. Call 294,091
355 5.000%, 12/15/26, 144A 7/26 at 100.00 354,264
330 5.000%, 12/15/27, 144A 7/26 at 100.00 329,755
350 5.000%, 12/15/28, 144A 7/26 at 100.00 349,974
365 5.000%, 12/15/29, 144A 7/26 at 100.00 365,128
510 5.000%, 12/15/30, 144A 7/26 at 100.00 509,675
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A
:
445 3.000%, 7/01/31, 144A No Opt. Call 398,715
165 4.000%, 7/01/41, 144A 7/31 at 100.00 138,619
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A-2
:
500 2.500%, 7/01/31, 144A No Opt. Call 432,798
750 4.000%, 7/01/41, 144A 7/31 at 100.00 630,087
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A
:
320 3.000%, 12/15/29, 144A No Opt. Call 291,396
1,285 5.000%, 12/15/39, 144A 12/30 at 100.00 1,241,496
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31, 144A
No Opt. Call 208,131
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/41, 144A
6/31 at 100.00 219,561
3,245 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/45, 144A
12/28 at 100.00 2,531,100
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018
:
900 5.900%, 8/15/28, 144A No Opt. Call 925,000
515 6.100%, 8/15/38, 144A 8/28 at 100.00 536,338
1,320 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A, 4.750%, 7/01/27, 144A
No Opt. Call 1,322,870
Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018
:

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
170
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 5,064 (e) 7.000%, 6/01/28, 144A No Opt. Call $ 506,400
10,556 (e) 7.250%, 6/01/33, 144A 6/28 at 100.00 1,055,573
1,450 (e) 7.500%, 6/01/48, 144A 6/28 at 100.00 144,996
535 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 4.000%, 10/15/29, 144A
10/27 at 100.00 524,321
450 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 4.000%, 10/15/29, 144A
10/27 at 100.00 441,018
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
1,170 5.000%, 8/01/27, 144A 8/24 at 103.00 1,087,990
490 5.375%, 8/01/32, 144A 8/24 at 103.00 426,020
Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS
Enterprises, Inc. Projects, Refunding Series 2023A
:
2,000 5.125%, 6/15/33, 144A 6/30 at 100.00 2,064,680
3,600 6.000%, 6/15/43, 144A 6/30 at 100.00 3,735,256
585 Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%,
11/01/29
11/26 at 100.00 597,660
810 Caymas Community Development District, Collier County, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2024, 5.300%,
5/01/44, 144A, (WI/DD)
5/34 at 100.00 810,590
75 Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021, 2.250%, 5/01/26
No Opt. Call 72,517
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
185 4.750%, 5/01/24 No Opt. Call 185,099
2,935 5.000%, 5/01/34 5/24 at 100.00 2,936,712
2,625 5.125%, 5/01/45 5/24 at 100.00 2,625,274
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2017
:
1,225 5.000%, 5/01/32 5/27 at 100.00 1,248,106
3,810 5.000%, 5/01/48 5/27 at 100.00 3,810,917
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021
:
450 2.375%, 5/01/26 No Opt. Call 434,145
1,090 3.000%, 5/01/31 No Opt. Call 1,013,116
Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2016
:
260 4.125%, 12/15/27 12/26 at 100.00 260,842
500 4.500%, 12/15/32 12/26 at 100.00 504,204
Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021
:
230 2.750%, 5/01/26, 144A No Opt. Call 223,559
250 2.750%, 5/01/29, 144A No Opt. Call 233,966
255 3.000%, 5/01/42, 144A 5/31 at 100.00 200,721
Chaparral of Palm Bay Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2020A-1
:
90 3.000%, 5/01/25 No Opt. Call 89,026
615 3.250%, 5/01/31 5/30 at 100.00 584,287
Chapel Creek Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021 Project, Series 2021
:
70 2.500%, 5/01/26, 144A No Opt. Call 67,569
765 3.375%, 5/01/41, 144A 5/31 at 100.00 628,522

171
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Chapel Creek Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Series 2024 Project, Series 2024
:
$ 300 4.625%, 5/01/31, 144A No Opt. Call $ 302,073
750 5.500%, 5/01/44, 144A 5/34 at 100.00 760,454
300 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
4.000%, 6/15/29, 144A
No Opt. Call 298,376
3,512 (e) Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A,
7.000%, 5/15/24, 144A
No Opt. Call 94,830
410 Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A, 4.100%, 12/01/27, 144A
No Opt. Call 401,921
315 Collier County, Florida, Capital Improvement Revenue Bonds, Series
2005, 4.450%, 5/01/31, (WI/DD)
No Opt. Call 315,483
140 Concord Station Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.125%, 5/01/26
No Opt. Call 140,001
Copper Creek Community Development District, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2019
:
45 3.875%, 11/01/24, 144A No Opt. Call 44,903
270 4.000%, 11/01/29, 144A No Opt. Call 267,596
Coral Keys Homes Community Development District, Miami-Dade County,
Florida, Special Assessment Revenue Bonds, Series 2020
:
55 2.750%, 5/01/25 No Opt. Call 54,135
165 3.125%, 5/01/30 No Opt. Call 157,272
Coral Lakes Community Development District, Charlotte County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Series 2024
:
500 4.625%, 11/01/31, 144A No Opt. Call 504,808
1,165 5.500%, 11/01/44, 144A 11/34 at 100.00 1,195,125
700 Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017, 4.500%, 11/01/28,
144A
No Opt. Call 703,847
160 Creek Preserve Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019, 3.875%,
11/01/24, 144A
No Opt. Call 159,710
360 Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%,
11/01/27
No Opt. Call 363,860
Creekview Community Development District, Clay County, Florida, Special
Assessment Revenue Bonds, Phase 1 Project Series 2022
:
565 3.875%, 5/01/27 No Opt. Call 560,213
1,000 4.250%, 5/01/32 No Opt. Call 996,064
2,455 4.625%, 5/01/42 5/32 at 100.00 2,370,170
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2018
:
140 4.375%, 11/01/24, 144A No Opt. Call 140,279
795 4.750%, 11/01/29, 144A No Opt. Call 812,985
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2022
:
310 3.400%, 5/01/27 No Opt. Call 306,237
1,000 3.750%, 5/01/32 No Opt. Call 988,981
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2023
:
375 4.500%, 5/01/30 No Opt. Call 377,812

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
172
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,000 5.125%, 5/01/43 5/33 at 100.00 $ 1,011,900
400 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-
1, 4.000%, 5/01/24
No Opt. Call 399,493
Crosswinds East Community Development District, Polk County, Florida,
Special Assessment Revenue Bonds, Assessment Area One Series 2024
:
955 4.625%, 5/01/31, 144A No Opt. Call 961,966
1,000 5.500%, 5/01/44, 144A 5/34 at 100.00 1,014,716
Crystal Cay Community Development District, Florida, Special Assessment
Bonds, 2021 Project, Series 2021
:
135 2.250%, 5/01/26 No Opt. Call 130,417
855 3.050%, 5/01/41 5/31 at 100.00 716,662
1,675 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call 1,499,762
Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bpnds, Series 2020A
:
235 3.000%, 5/01/25, 144A No Opt. Call 231,876
1,290 3.500%, 5/01/30, 144A No Opt. Call 1,224,911
360 4.000%, 5/01/40, 144A 5/31 at 100.00 324,618
Cypress Mill Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2023
:
225 4.000%, 5/01/28 No Opt. Call 225,728
450 4.000%, 5/01/33 No Opt. Call 446,467
Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020
:
80 2.625%, 5/01/25, 144A No Opt. Call 78,684
295 3.250%, 5/01/30, 144A No Opt. Call 277,614
520 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.000%, 5/01/40, 144A
5/32 at 100.00 467,862
Cypress Preserve Community Development District, Pasco County, Florida,
Special Assessment Bonds, Assessment Area 2, Series 2019
:
955 3.750%, 11/01/31 11/29 at 100.00 913,808
1,670 4.000%, 11/01/39 11/29 at 100.00 1,526,863
Deerbrook Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023
:
345 4.375%, 5/01/30, 144A No Opt. Call 347,168
1,000 5.250%, 5/01/43, 144A 5/33 at 100.00 1,015,836
440 Del Webb Oak Creek Community Development District, Lee County,
Florida, Special Assessment Bonds, 2023 Project, Series 2023, 4.125%,
5/01/30
No Opt. Call 442,037
615 Downden West Community Development District, Florida, Revenue
Bonds Series 2018, 4.850%, 5/01/29, 144A
No Opt. Call 626,138
2,535 Durbin Crossing Community Development District, Florida, Special
Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 -
AGM Insured
5/27 at 100.00 2,720,860
DW Bayview Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2022 Assessment Area Series 2022
:
145 4.300%, 5/01/27 No Opt. Call 145,536
175 4.500%, 5/01/32 No Opt. Call 179,014
Eagle Pointe Community Development District, Manatee County, Florida,
Special Assessment Bonds, 2020 Project Assessment Area Series 2020
:
160 3.000%, 5/01/25, 144A No Opt. Call 157,978

173
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 575 3.625%, 5/01/31, 144A 5/30 at 100.00 $ 544,815
East 547 Community Development District, Florida, Special Assessment
Bonds, Area 1 Series 2021
:
50 2.500%, 5/01/26 No Opt. Call 48,256
200 3.000%, 5/01/31 No Opt. Call 182,564
515 3.300%, 5/01/41 5/31 at 100.00 416,239
345 East Bonita Beach Road Community Development District, Bonita Springs,
Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%, 11/01/29,
144A
11/28 at 100.00 349,376
East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019
:
60 3.750%, 11/01/24 No Opt. Call 59,897
280 4.125%, 11/01/29 No Opt. Call 280,081
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2018
:
85 4.250%, 5/01/24 No Opt. Call 85,003
500 4.600%, 5/01/29 No Opt. Call 507,482
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021
:
275 2.400%, 5/01/26 No Opt. Call 264,748
495 3.000%, 5/01/31 No Opt. Call 450,435
1,265 3.500%, 5/01/41 5/31 at 100.00 1,050,002
25 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Phase 1 Series 2020, 2.750%, 5/01/25
No Opt. Call 24,664
Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2021
:
220 2.500%, 5/01/26 No Opt. Call 211,518
800 3.100%, 5/01/31 No Opt. Call 729,977
2,000 3.600%, 5/01/41 5/31 at 100.00 1,676,767
190 Entrada Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021, 2.125%, 5/01/26, 144A
No Opt. Call 182,857
355 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021, 3.000%,
5/01/31
No Opt. Call 321,398
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2021A
:
215 2.450%, 11/01/26, 144A No Opt. Call 205,489
640 3.100%, 11/01/31, 144A No Opt. Call 577,955
1,505 3.400%, 11/01/41, 144A 11/31 at 100.00 1,195,052
420 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28
11/27 at 100.00 425,984
Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018A-1
:
110 4.250%, 5/01/24, 144A No Opt. Call 109,993
280 5.000%, 5/01/30, 144A 5/29 at 100.00 285,172
175 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%, 11/01/30
11/29 at 100.00 165,591
435 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%,
11/01/26
No Opt. Call 440,513
Evergreen Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
75 4.125%, 11/01/24, 144A No Opt. Call 74,959

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
174
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 500 4.250%, 11/01/29, 144A No Opt. Call $ 501,871
350 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.000%, 5/01/40
5/30 at 100.00 314,546
260 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%,
6/15/27, 144A
6/26 at 100.00 261,272
225 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%,
6/15/28, 144A
6/26 at 100.00 225,914
930 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Cornerstone Charter Schools Project, Series 2022, 5.000%,
10/01/32, 144A
10/29 at 100.00 951,514
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A
:
1,245 5.000%, 6/15/41, 144A 6/29 at 102.00 1,116,135
785 5.000%, 6/15/51, 144A 6/29 at 102.00 670,059
805 5.000%, 6/15/56, 144A 6/29 at 102.00 674,822
360 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A,
5.750%, 7/01/24
No Opt. Call 360,694
630 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2017A,
5.000%, 7/01/27, 144A
No Opt. Call 625,488
3,280 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C,
5.150%, 7/01/27, 144A
No Opt. Call 3,314,191
600 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Taxable Series 2022B, 5.250%,
1/15/28, 144A
No Opt. Call 563,836
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Global Outreach Charter Academy, Series 2021A
:
625 4.000%, 6/30/36, 144A 6/28 at 100.00 548,844
765 4.000%, 6/30/41, 144A 6/28 at 100.00 624,080
1,855 4.000%, 6/30/46, 144A 6/28 at 100.00 1,411,905
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A
:
1,370 5.000%, 7/01/32, 144A No Opt. Call 1,317,052
3,135 5.375%, 7/01/42, 144A 7/32 at 100.00 2,906,061
3,750 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014, 5.625%, 6/15/29,
144A
6/24 at 100.00 3,545,067
3,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Parrish Charter Academy Inc Series 2023A, 6.250%, 4/23/58,
(Mandatory Put 6/15/28), 144A
6/27 at 100.00 2,997,464
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
645 5.000%, 6/15/25, 144A No Opt. Call 646,287
4,900 6.125%, 6/15/46, 144A 6/25 at 100.00 4,937,237
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A
:
1,750 5.750%, 6/15/29, 144A 6/24 at 100.00 1,753,373
1,510 6.000%, 6/15/34, 144A 6/24 at 100.00 1,513,472

175
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 470 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 4.000%,
9/15/30, 144A
9/27 at 100.00 $ 446,826
970 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 5.125%, 6/15/26, 144A
No Opt. Call 974,456
700 Florida Development Finance Corporation, Educational Facilities Revenue
Refunding Bonds, Central Charter School, Series 2022, 5.250%, 8/15/37,
144A
8/32 at 100.00 689,391
52,575 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
4/24 at 107.00 54,876,024
53,520 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
4/24 at 100.00 53,532,540
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
101,970 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 4/24 at 101.00 102,005,027
75,985 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 4/24 at 101.00 76,024,679
31,200 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 104.00 31,026,338
98,210 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24), 144A
4/24 at 100.00 98,189,386
225 Florida Development Finance Corporation, Senior Living Revenue Bonds,
Glenridge on Palmer Ranch Project, Refunding Series 2021, 5.000%,
6/01/35, 144A
6/28 at 103.00 218,612
675 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2015-1, 3.750%, 7/01/35
1/25 at 100.00 668,559
3,390 Florida Housing Finance Corporation, Multifamily Mortgage Revenue
Bonds, Brookside Square Apartments, Series 2015J, 5.000%, 6/01/57,
(Mandatory Put 6/01/32)
6/31 at 100.00 3,185,130
495 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%,
11/01/27
11/26 at 100.00 497,461
525 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.000%, 11/01/27
11/24 at 100.00 530,151
165 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call 165,375
430 Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27
No Opt. Call 433,623
70 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38
4/24 at 100.00 70,038
Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021
:
240 2.400%, 5/01/26, 144A No Opt. Call 230,868
665 2.950%, 5/01/31, 144A No Opt. Call 601,833
530 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 4.250%, 5/01/26
No Opt. Call 531,815

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
176
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 740 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28
5/24 at 100.00 $ 740,617
960 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28
5/24 at 100.00 961,252
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Assessment Area 3, Series 2021
:
125 2.625%, 11/01/26, 144A No Opt. Call 119,690
220 3.200%, 11/01/31, 144A No Opt. Call 201,856
560 3.500%, 11/01/41, 144A 11/31 at 100.00 460,196
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Series 2019A
:
95 3.750%, 11/01/24 No Opt. Call 94,766
545 4.125%, 11/01/29 No Opt. Call 544,920
520 Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28
No Opt. Call 532,134
90 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%,
11/01/27
No Opt. Call 89,839
Hammock Oaks Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023
:
200 4.875%, 5/01/30, 144A No Opt. Call 202,961
750 5.625%, 5/01/43, 144A 5/33 at 100.00 777,196
Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 2 Project, Series 2021
:
85 2.375%, 5/01/26 No Opt. Call 81,912
205 3.000%, 5/01/31 No Opt. Call 187,504
515 3.375%, 5/01/41 5/31 at 100.00 427,020
Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022
:
300 4.200%, 5/01/27, 144A No Opt. Call 298,753
485 4.400%, 5/01/32, 144A No Opt. Call 485,507
Harmony West Community Development District, Osceloa County,
Florida, Special Asssessment Revenue Bonds, Assessment Area 1, Series
2018
:
75 4.125%, 5/01/24, 144A No Opt. Call 75,008
425 4.750%, 5/01/29, 144A No Opt. Call 433,772
485 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 1, Series 2019, 3.500%, 11/01/30
11/29 at 100.00 460,907
150 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2, Series 2019, 3.625%, 11/01/30
11/29 at 100.00 143,611
655 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28
No Opt. Call 660,695
55 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 4.625%, 11/01/24
No Opt. Call 55,143
695 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%,
5/01/27 - AGM Insured
No Opt. Call 729,802
Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1
:
80 4.125%, 11/01/24, 144A No Opt. Call 80,030
445 4.500%, 11/01/29, 144A No Opt. Call 451,321

177
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 125 Hidden Creek North Community Development District, Florida, Special
Assessment Bonds, 2019 Project, Series 2019A-1, 3.500%, 11/01/24
No Opt. Call $ 124,706
245 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment Area
7/7A Project, Series 2019, 3.875%, 11/01/31
11/29 at 100.00 237,099
Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Area 2 Project, Series 2020A
:
210 3.250%, 5/01/31 5/30 at 100.00 194,246
420 3.625%, 5/01/40 5/30 at 100.00 359,195
150 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Area 3 Project, Series 2020A, 3.625%,
5/01/40
5/30 at 100.00 128,284
Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019
:
60 4.000%, 11/01/24, 144A No Opt. Call 59,973
540 4.125%, 11/01/29, 144A No Opt. Call 540,258
Highland Trails Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Assessment Area One Capital
Improvement Series 2024
:
270 4.700%, 5/01/31, 144A No Opt. Call 271,536
815 5.500%, 5/01/44, 144A 5/34 at 100.00 821,232
Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Assessment Area 4 Project, Series 2018
:
40 4.250%, 6/15/24, 144A No Opt. Call 40,020
245 4.750%, 6/15/29, 144A No Opt. Call 249,567
2,200 Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Refunding Series 2016, 4.250%, 5/01/31
5/26 at 100.00 2,200,297
220 Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019,
4.250%, 11/01/29, 144A
No Opt. Call 220,544
Island Lake Estates Community Development District, Charlotte County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
:
310 4.875%, 12/15/28, 144A No Opt. Call 314,738
1,500 5.750%, 12/15/43, 144A 12/33 at 100.00 1,572,593
17 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%,
5/01/25
5/24 at 100.00 17,007
2,500 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Refunding Series 2013, 4.125%, 5/01/35
4/24 at 100.00 2,500,188
255 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015, 4.375%,
11/01/25
No Opt. Call 255,630
220 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 4.000%,
11/01/27
No Opt. Call 219,252
40 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%,
11/01/24
No Opt. Call 40,108
Kelly Park Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area One Project Series 2023
:
300 5.125%, 11/01/30, 144A No Opt. Call 305,307
915 6.000%, 11/01/43, 144A 11/33 at 100.00 950,121
115 Kindred Community Development District II, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2021, 2.200%, 5/01/26
No Opt. Call 110,914

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
178
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 155 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26
No Opt. Call $ 154,835
285 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27
No Opt. Call 284,548
120 Kingman Gate Community Development District, Homestead, Florida,
Special Assessment Bonds, Project 2021 Series 2021, 2.500%, 6/15/26
No Opt. Call 116,747
Knightsbridge Community Development District, Florida, Special
Assessment Bonds, Series 2024
:
245 4.250%, 6/15/31, 144A, (WI/DD) No Opt. Call 244,386
700 5.200%, 6/15/44, 144A, (WI/DD) 6/34 at 100.00 702,143
235 Lake Ashton Community Development District, Polk County, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25
No Opt. Call 236,860
3,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.500%, 8/15/40
8/27 at 103.00 2,868,833
Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South
Lake Charter School Project, Series 2019A
:
360 5.000%, 1/15/29, 144A No Opt. Call 363,342
550 5.000%, 1/15/39, 144A 7/29 at 100.00 544,295
Lake Deer Community Development District, Polk County Florida, Special
Assessment Revenue Bonds, Series 2022
:
305 4.500%, 5/01/27 No Opt. Call 304,123
460 5.000%, 5/01/32 No Opt. Call 461,180
1,160 5.500%, 5/01/42 5/37 at 100.00 1,177,255
240 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25
No Opt. Call 240,754
450 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2018, 4.600%, 5/01/28
No Opt. Call 454,548
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, 2023 Project Series 2023
:
330 5.250%, 5/01/30 No Opt. Call 337,256
1,000 6.000%, 5/01/43 5/34 at 100.00 1,046,913
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, Series 2019
:
25 3.875%, 5/01/24 No Opt. Call 24,991
145 4.250%, 5/01/29 No Opt. Call 145,240
Lakewood Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2021
:
65 2.625%, 5/01/26 No Opt. Call 62,903
120 3.200%, 5/01/31 No Opt. Call 111,608
325 3.625%, 5/01/41 5/31 at 100.00 274,396
420 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A
No Opt. Call 422,815
275 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%,
5/01/29
No Opt. Call 272,411
Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Star Farms at Lakewood Ranch Project, Series 2021
:
140 2.300%, 5/01/26, 144A No Opt. Call 134,616
210 2.700%, 5/01/31, 144A No Opt. Call 185,647
560 Landings at Miami Coummunity Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2018, 4.125%,
11/01/28, 144A
No Opt. Call 561,024

179
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A
:
$ 2,615 5.250%, 6/15/27 4/24 at 100.00 $ 2,614,778
5,000 5.375%, 6/15/37 4/24 at 100.00 4,904,684
4,550 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2024A,
6.000%, 6/15/38, 144A
6/31 at 103.00 4,624,120
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A
:
325 5.000%, 12/01/27, 144A 4/24 at 104.00 302,099
210 5.375%, 12/01/32, 144A 4/24 at 104.00 182,280
80 Leomas Landing Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021, 2.400%,
5/01/26
No Opt. Call 77,249
LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021A
:
200 2.500%, 5/01/26 No Opt. Call 192,938
700 3.125%, 5/01/31 No Opt. Call 642,233
2,000 3.450%, 5/01/41 5/31 at 100.00 1,654,273
4,445 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021B, 3.250%, 5/01/31
4/24 at 100.00 4,111,552
Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019
:
60 3.800%, 5/01/24 No Opt. Call 59,980
415 4.000%, 5/01/29 No Opt. Call 413,336
Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019
:
345 3.625%, 5/01/24 No Opt. Call 344,836
2,385 3.875%, 5/01/30 No Opt. Call 2,311,616
900 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 4.250%, 5/01/29
5/28 at 100.00 903,616
650 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 4.250%, 6/01/30, 144A
6/26 at 103.00 613,488
1,345 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.250%, 7/01/27, 144A
No Opt. Call 1,350,438
Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017
:
600 5.000%, 7/01/25 No Opt. Call 591,216
1,000 5.000%, 7/01/28 7/27 at 100.00 969,078
1,000 5.000%, 7/01/29 7/27 at 100.00 958,493
1,315 5.000%, 7/01/30 7/27 at 100.00 1,248,514
695 5.000%, 7/01/32 7/27 at 100.00 646,813
12,835 (c),(d) Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005D, 6.494%, 7/01/33 - AMBAC Insured (TSFR1M
reference rate + 1.050% spread), (UB)
10/23 at 100.00 12,930,471
12,830 (c),(d) Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005E, 6.494%, 7/01/34 - AMBAC Insured (TSFR1M
reference rate + 1.050% spread), (UB)
10/23 at 100.00 12,913,425

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
180
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 7,400 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022A,
6.000%, 11/01/52, 144A
11/36 at 100.00 $ 7,698,253
13,600 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022B,
5.000%, 11/01/26, 144A
No Opt. Call 13,702,279
13,015 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Mortgage Revenue Bonds, Wynwood Works, Series 2023B, 5.780%,
6/01/27, (Mandatory Put 6/01/26), 144A
No Opt. Call 13,099,815
160 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24
No Opt. Call 160,058
250 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%,
9/15/25, 144A
No Opt. Call 249,890
1,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32
1/28 at 100.00 1,025,655
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/40, (AMT)
10/27 at 100.00 5,144,361
5,340 Miami-Dade County, Florida, Special Assessment Revenue Bonds, Ojus
Sanitary Sewer Special Benefit Area, Series 2021, 5.100%, 7/01/51, 144A
7/31 at 100.00 5,381,075
850 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 5.000%, 10/01/34
10/31 at 100.00 982,592
Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
:
500 5.200%, 5/01/27, 144A No Opt. Call 505,459
1,095 5.450%, 5/01/32, 144A 11/30 at 100.00 1,156,043
2,615 5.850%, 5/01/37, 144A 11/30 at 100.00 2,764,173
3,550 6.100%, 5/01/42, 144A 11/30 at 100.00 3,740,452
2,110 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
4/24 at 100.00 2,110,558
Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021
:
340 2.500%, 5/01/26 No Opt. Call 327,201
760 3.125%, 5/01/31 No Opt. Call 681,356
285 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 4.750%, 11/01/25
11/24 at 100.00 286,215
535 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2018, 4.625%, 11/01/29, 144A
11/28 at 100.00 542,826
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021
:
105 2.625%, 5/01/26 No Opt. Call 101,592
320 3.125%, 5/01/31 No Opt. Call 294,692
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021A
:
160 2.625%, 5/01/26, 144A No Opt. Call 154,806
295 3.250%, 5/01/31, 144A No Opt. Call 273,889
700 3.550%, 5/01/41, 144A 5/31 at 100.00 586,448
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2024
:
370 4.625%, 5/01/31, 144A No Opt. Call 371,409
1,135 5.450%, 5/01/44, 144A 5/34 at 100.00 1,143,798
North Boulevard Community Development District, Haines, Polk County,
Florida, Special Assessment Bonds, Series 2019
:
35 4.250%, 11/01/24 No Opt. Call 35,014

181
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 305 4.750%, 11/01/29 No Opt. Call $ 310,311
North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019
:
105 3.625%, 5/01/24 No Opt. Call 104,952
725 4.000%, 5/01/30 5/29 at 100.00 716,012
North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 2, Series 2021
:
225 2.450%, 11/01/26 No Opt. Call 214,808
500 3.000%, 11/01/31 No Opt. Call 453,302
1,585 3.375%, 11/01/41 11/31 at 100.00 1,298,259
North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020
:
135 2.625%, 5/01/25 No Opt. Call 132,583
490 3.125%, 5/01/30 No Opt. Call 455,788
North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022
:
125 4.750%, 5/01/27, 144A No Opt. Call 125,403
215 5.250%, 5/01/32, 144A No Opt. Call 218,041
500 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%,
8/01/24
No Opt. Call 500,882
1,400 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%,
8/01/32
8/27 at 100.00 1,434,344
1,055 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 4.650%,
8/01/25
No Opt. Call 1,060,218
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2018A
:
190 4.500%, 8/01/24 No Opt. Call 190,267
1,100 4.875%, 8/01/29 No Opt. Call 1,128,126
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2021
:
705 2.300%, 8/01/26 No Opt. Call 675,480
1,310 2.875%, 8/01/31 No Opt. Call 1,181,607
155 Oaks Shady Creek Community Development District, Florida, Special
Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call 155,206
285 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 3.000%, 6/15/30
No Opt. Call 269,020
250 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25
No Opt. Call 250,514
Osceola Village Center Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
:
45 2.375%, 5/01/26, 144A No Opt. Call 43,326
175 2.875%, 5/01/31, 144A No Opt. Call 158,284
370 3.300%, 5/01/41, 144A 5/31 at 100.00 298,676
200 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.000%, 6/01/26
No Opt. Call 198,275
805 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/29, 144A
No Opt. Call 822,385
775 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call 772,964

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
182
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Park East Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021
:
$ 180 2.400%, 11/01/26, 144A No Opt. Call $ 169,932
650 2.875%, 11/01/31, 144A No Opt. Call 575,132
1,285 3.150%, 11/01/41, 144A 11/31 at 100.00 1,002,839
Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
:
130 3.100%, 5/01/25 No Opt. Call 128,031
335 3.375%, 5/01/30 No Opt. Call 309,238
Parkland Preserve Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2019A
:
60 4.500%, 5/01/24 No Opt. Call 60,013
815 4.750%, 5/01/30 No Opt. Call 827,584
Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023
:
440 4.000%, 5/01/30 No Opt. Call 436,240
1,540 5.125%, 5/01/43 5/33 at 100.00 1,548,263
Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series 2023A
:
610 4.625%, 5/01/30, 144A No Opt. Call 614,090
1,155 5.375%, 5/01/43, 144A 5/33 at 100.00 1,172,773
Parrish Plantation Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
:
335 3.125%, 5/01/31 No Opt. Call 308,838
1,000 3.500%, 5/01/41 5/31 at 100.00 836,136
Peace Creek Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
:
500 4.250%, 6/15/30, 144A No Opt. Call 503,842
1,475 5.125%, 6/15/43, 144A 6/33 at 100.00 1,512,425
125 Pine Isle Community Development District, Miami-Dade County, Florida,
Special Assessment Bonds, Series 2021, 2.375%, 12/15/26, 144A
No Opt. Call 120,416
8,165 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
4/24 at 107.00 7,989,427
225 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation
for Global Understanding, Inc., Project, Series 2019, 5.000%, 7/01/39
7/29 at 100.00 227,465
265 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%,
5/01/30
5/27 at 100.00 273,128
100 Preserve at South Branch Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase 3 Series 2021,
2.500%, 5/01/26
No Opt. Call 97,403
Prosperity Lakes Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area One Series
2023
:
230 5.150%, 12/15/30 No Opt. Call 236,125
690 5.875%, 12/15/43 12/33 at 100.00 724,539
Ranches at Lake McLeod Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023
:
175 4.625%, 6/15/30, 144A No Opt. Call 177,039
620 5.250%, 6/15/43, 144A 6/33 at 100.00 634,489

183
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 190 Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call $ 190,254
Regal Village Community Development District, Florida City, Florida,
Capital Improvement Revenue Bonds, Series 2024
:
370 4.250%, 5/01/31, 144A No Opt. Call 369,316
700 5.200%, 5/01/44, 144A 5/34 at 100.00 702,733
840 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/25
No Opt. Call 848,443
Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2021
:
160 2.400%, 5/01/26 No Opt. Call 154,360
70 2.850%, 5/01/31 No Opt. Call 63,022
195 3.150%, 5/01/41 5/31 at 100.00 158,135
185 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 4.250%, 5/01/25
No Opt. Call 185,241
650 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28
11/26 at 100.00 655,705
875 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 881,095
Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
:
225 3.000%, 5/01/24, 144A No Opt. Call 224,795
225 3.000%, 5/01/25, 144A No Opt. Call 222,599
285 3.000%, 5/01/26, 144A No Opt. Call 279,853
290 3.000%, 5/01/27, 144A No Opt. Call 281,079
400 3.000%, 5/01/28, 144A No Opt. Call 384,049
425 3.000%, 5/01/29, 144A No Opt. Call 404,269
455 3.000%, 5/01/30, 144A No Opt. Call 426,362
440 3.000%, 5/01/31, 144A No Opt. Call 407,747
1,305 3.000%, 5/01/36, 144A 5/32 at 100.00 1,140,783
Reunion West Community Development District, Osceola County, Florida,
Special Assessment Bonds, Area 5 Project, Series 2019
:
70 3.750%, 5/01/24 No Opt. Call 69,983
500 4.000%, 5/01/30 5/29 at 100.00 495,185
100 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2022, 2.600%, 5/01/27
No Opt. Call 96,484
River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
:
205 2.375%, 5/01/26 No Opt. Call 197,257
350 3.000%, 5/01/31 No Opt. Call 318,489
1,000 3.375%, 5/01/41 5/31 at 100.00 818,566
River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4 Series 2023A
:
225 5.375%, 5/01/30, 144A No Opt. Call 230,970
700 6.250%, 5/01/43, 144A 5/34 at 100.00 742,463
River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2021A-1
:
1,000 3.000%, 5/01/31 No Opt. Call 915,572
1,000 3.000%, 5/01/36 5/31 at 100.00 838,478
River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2021A-2
:
1,000 3.000%, 5/01/31 No Opt. Call 915,572
1,000 3.000%, 5/01/36 5/31 at 100.00 838,478

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
184
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 390 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 4.375%, 5/01/28
No Opt. Call $ 392,276
Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
:
135 2.400%, 5/01/26 No Opt. Call 129,967
300 3.000%, 5/01/31 No Opt. Call 273,846
1,040 3.500%, 5/01/41 5/31 at 100.00 865,356
Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
:
105 2.400%, 5/01/26, 144A No Opt. Call 101,166
300 3.000%, 5/01/31, 144A No Opt. Call 273,899
780 3.500%, 5/01/41, 144A 5/31 at 100.00 645,379
185 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26
No Opt. Call 185,986
Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
:
285 3.875%, 5/01/30 No Opt. Call 275,872
805 4.625%, 5/01/40 5/30 at 100.00 773,171
1,605 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.250%, 11/01/28
11/27 at 100.00 1,648,313
640 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018, 4.875%, 11/01/28, 144A
No Opt. Call 652,224
Rolling Oaks Community Development District, Osceola County, Florida,
Special Assessment Bonds, 2022 Assessment Area, Series 2022
:
235 5.625%, 5/01/29, 144A No Opt. Call 239,193
830 6.250%, 5/01/42, 144A 5/33 at 100.00 873,982
750 Rye Ranch Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Pod B - Assessment Area 1, Series
2023, 5.750%, 11/01/43, 144A
11/33 at 100.00 771,288
135 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 6.125%, 11/01/27
11/24 at 100.00 136,548
425 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 426,693
1,000 Saint Augustine Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, 2022 Project, Series 2022,
5.375%, 6/15/42
6/33 at 100.00 1,025,419
10,650 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021B, 2.720%, 10/01/24,
(Mandatory Put 4/01/24), 144A
4/24 at 100.00 10,537,221
135 Saltmeadows Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2022,
4.625%, 5/01/29
No Opt. Call 136,292
Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
:
630 4.875%, 5/01/30, 144A No Opt. Call 636,243
2,360 5.500%, 5/01/43, 144A 5/33 at 100.00 2,400,351
Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023
:
500 5.250%, 11/01/30 No Opt. Call 510,443
1,000 6.125%, 11/01/43 11/33 at 100.00 1,051,034
Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series
2022
:

185
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 325 3.750%, 5/01/27, 144A No Opt. Call $ 320,381
715 4.125%, 5/01/32, 144A No Opt. Call 701,014
Seaton Creek Reserve Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023
:
250 4.625%, 6/15/30, 144A No Opt. Call 252,881
825 5.250%, 6/15/43, 144A 6/33 at 100.00 844,275
Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023
:
275 4.125%, 6/15/30 No Opt. Call 276,448
825 5.000%, 6/15/43 6/33 at 100.00 840,229
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A
:
5,000 5.000%, 11/15/29 11/26 at 103.00 4,714,054
2,000 5.250%, 11/15/39 11/26 at 103.00 1,769,400
6,700 5.750%, 11/15/54 11/26 at 103.00 5,641,169
85 Shell Point Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Refunding Series 2019, 4.000%,
11/01/24, 144A
No Opt. Call 84,915
540 Sherwood Manor Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area One, Series 2018,
4.625%, 11/01/29, 144A
No Opt. Call 547,931
310 Shingle Creek at Branson Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series 2021, 2.500%,
6/15/26
No Opt. Call 301,215
Silver Oaks Community Development District, St. Lucie County, Florida,
Special Assessment Bonds, Series 2024
:
300 4.700%, 5/01/31, 144A No Opt. Call 301,952
1,000 5.550%, 5/01/44, 144A 5/34 at 100.00 1,013,135
220 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28,
144A
No Opt. Call 224,145
60 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A
No Opt. Call 60,742
105 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015,
4.375%, 5/01/25
5/24 at 101.00 105,142
1,105 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A,
4.500%, 11/01/28
11/27 at 100.00 1,115,517
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 3B, Refunding
Series 2021
:
115 2.500%, 5/01/26 No Opt. Call 111,186
325 3.100%, 5/01/31 No Opt. Call 298,036
1,000 3.400%, 5/01/41 5/31 at 100.00 816,629
415 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%,
11/01/28
11/27 at 100.00 421,511
975 Solterra Resort Community Development District, Polk County, Florida,
Special Assessment Bonds, Series 2018, 4.750%, 5/01/29
No Opt. Call 987,970
95 South Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area 1 Series 2021, 2.375%,
6/15/26
No Opt. Call 91,750

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
186
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 595 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29
5/27 at 100.00 $ 606,836
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
:
105 4.000%, 5/01/24 No Opt. Call 104,990
595 4.625%, 5/01/29 5/28 at 100.00 604,187
150 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%,
5/01/26
No Opt. Call 150,364
220 Southern Grove Community Develoment District 5, Port Saint Lucie,
Florida, Special Assessment Bonds, Community Infrastructure Series 2021,
2.400%, 5/01/26
No Opt. Call 213,142
Southern Grove Community Development District 5, Florida, Special
Assessment Infrastructure Bonds, Series 2019
:
55 2.875%, 5/01/24 No Opt. Call 54,932
295 3.250%, 5/01/29 No Opt. Call 282,402
370 3.600%, 5/01/34 5/29 at 100.00 339,477
Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019
:
75 3.750%, 5/01/24 No Opt. Call 74,972
430 4.375%, 5/01/29 No Opt. Call 433,595
110 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014,
4.750%, 11/01/24
No Opt. Call 110,368
1,100 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area Two Project, Series 2017,
4.500%, 11/01/28, 144A
11/27 at 100.00 1,111,806
Stellar North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
:
95 2.450%, 5/01/26, 144A No Opt. Call 91,443
350 3.000%, 5/01/31, 144A No Opt. Call 318,688
925 3.200%, 5/01/41, 144A 5/31 at 100.00 731,870
Stillwater Community Development District, Saint John's County, Florida,
Special Assessment Bonds,  2021 Project Series 2021
:
245 2.375%, 6/15/26, 144A No Opt. Call 235,364
200 3.000%, 6/15/31, 144A No Opt. Call 182,183
Stonewater Community Development District, Cape Coral, Florida, Special
Assessment Revenue Bonds, Refunding Series 2021
:
165 2.250%, 11/01/26, 144A No Opt. Call 157,252
355 3.000%, 11/01/32, 144A No Opt. Call 317,431
750 3.300%, 11/01/41, 144A 11/32 at 100.00 607,338
230 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
1, 5.000%, 11/01/27
No Opt. Call 232,657
505 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
3, 5.875%, 11/01/29
4/24 at 101.00 510,421
240 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series 2022,
5.500%, 11/01/29, 144A
No Opt. Call 245,292
1,000 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, 2019
Assessment Area Series 2019NM, 4.000%, 6/15/30
6/29 at 100.00 1,009,526

187
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 550 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K
Assessment Area, Series 2017, 4.000%, 12/15/28
No Opt. Call $ 554,083
340 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 4.750%, 11/01/24
No Opt. Call 341,694
505 Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2019,
3.625%, 12/15/30
12/29 at 100.00 481,916
Storey Drive Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2022
:
160 2.550%, 6/15/27, 144A No Opt. Call 152,253
375 3.000%, 6/15/32, 144A No Opt. Call 338,559
1,000 3.250%, 6/15/42, 144A 6/32 at 100.00 801,684
70 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area Four Project, Series 2021,
2.375%, 6/15/26, 144A
No Opt. Call 67,762
645 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2015,
4.500%, 11/01/26
11/25 at 100.00 651,259
450 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1,
5.000%, 11/01/29, 144A
11/28 at 100.00 460,051
125 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2020, 3.750%,
5/01/40
5/30 at 100.00 108,371
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 3, Series 2021
:
150 2.500%, 5/01/26, 144A No Opt. Call 144,848
300 3.150%, 5/01/31, 144A No Opt. Call 276,527
720 3.450%, 5/01/41, 144A 5/31 at 100.00 593,525
35 Summerstone Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020, 2.500%,
5/01/25
No Opt. Call 34,438
Summerstone Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Phase 2 Series 2021
:
125 2.200%, 5/01/26, 144A No Opt. Call 120,787
300 2.750%, 5/01/31, 144A No Opt. Call 283,871
480 Summit View Community Development District, Dade City, Florida,
Special Assessment Area Two Revenue Bonds, Series 2024, 4.750%,
5/01/31, 144A
No Opt. Call 479,965
200 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 4.250%, 5/01/26
No Opt. Call 200,270
Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
:
265 3.875%, 5/01/24 No Opt. Call 264,926
1,495 4.125%, 5/01/29 No Opt. Call 1,490,286
4,175 4.500%, 5/01/39 5/29 at 100.00 4,021,347
Timber Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
50 4.125%, 11/01/24, 144A No Opt. Call 49,988
400 4.625%, 11/01/29, 144A No Opt. Call 406,257
Timber Creek Southwest Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2021
:
325 2.350%, 12/15/26, 144A No Opt. Call 309,933

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
188
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 800 3.000%, 12/15/31, 144A No Opt. Call $ 723,575
170 Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28, 144A
No Opt. Call 171,102
810 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A
No Opt. Call 827,807
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A
:
1,755 3.000%, 5/01/30 - AGM Insured, 144A No Opt. Call 1,734,574
1,865 3.000%, 5/01/32 - AGM Insured, 144A No Opt. Call 1,812,985
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022B
:
1,540 3.000%, 5/01/32, 144A No Opt. Call 1,406,250
5,995 3.250%, 5/01/40, 144A 5/32 at 100.00 4,926,393
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022C
:
1,245 2.800%, 5/01/27, 144A No Opt. Call 1,204,672
1,675 3.200%, 5/01/32, 144A No Opt. Call 1,548,237
9,310 3.400%, 5/01/40, 144A 5/32 at 100.00 7,805,073
360 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28
No Opt. Call 363,967
700 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29
No Opt. Call 693,676
575 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27
11/26 at 102.00 593,946
735 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
12/15/31
12/29 at 100.00 695,656
125 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018, 5.000%, 5/01/28
No Opt. Call 127,165
720 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018, 5.000%, 5/01/28
No Opt. Call 732,589
Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3B Project, Series 2019
:
35 3.500%, 5/01/24 No Opt. Call 34,979
365 4.000%, 5/01/30 No Opt. Call 361,301
Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3C Project, Series 2019
:
40 3.625%, 5/01/25 No Opt. Call 39,796
500 4.000%, 5/01/31 5/30 at 100.00 492,310
100 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.000%, 11/01/28
11/26 at 100.00 102,299
Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017
:
550 4.000%, 10/01/27 No Opt. Call 547,693
1,500 4.500%, 10/01/47 10/27 at 100.00 1,387,240
Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021
:
130 2.300%, 5/01/26 No Opt. Call 125,077
115 2.700%, 5/01/31 No Opt. Call 102,565
135 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.000%, 11/01/26
No Opt. Call 137,349

189
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 410 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project,
Series 2018, 4.750%, 11/01/29, 144A
No Opt. Call $ 424,020
Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019A
:
65 3.875%, 5/01/24 No Opt. Call 64,981
500 4.125%, 5/01/29 No Opt. Call 500,206
Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Village N&P Project, Series 2021
:
365 2.500%, 11/01/26 No Opt. Call 348,958
250 3.000%, 11/01/31 No Opt. Call 226,755
1,000 3.500%, 11/01/41 11/31 at 100.00 833,277
185 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call 185,737
400 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2018, 5.000%,
5/01/28
No Opt. Call 405,904
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C,
Series 2018
:
55 4.000%, 11/01/24 No Opt. Call 54,895
500 4.500%, 11/01/29 No Opt. Call 506,094
4,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Master Infrastructure Project, Series
2022, 3.625%, 5/01/32
4/24 at 100.00 4,223,946
215 Turtle Run Community Development District, Florida, Special Assessment
Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28
No Opt. Call 214,594
1,545 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
5.750%, 11/01/28
No Opt. Call 1,583,094
1,220 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2,
6.000%, 11/01/31
No Opt. Call 1,276,331
145 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-
2, 4.200%, 5/01/26
No Opt. Call 145,117
Two Rivers East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, 2023 Project Series 2023
:
480 4.875%, 5/01/30, 144A No Opt. Call 485,106
4,400 5.750%, 5/01/43, 144A 5/33 at 100.00 4,534,648
Two Rivers North Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022
:
385 4.625%, 5/01/27, 144A No Opt. Call 385,582
600 4.875%, 5/01/32, 144A No Opt. Call 607,719
1,540 5.125%, 5/01/42, 144A 5/32 at 100.00 1,550,567
Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022
:
350 5.250%, 5/01/28, 144A No Opt. Call 354,170
650 5.375%, 5/01/33, 144A No Opt. Call 674,048
2,280 6.000%, 5/01/43, 144A 5/33 at 100.00 2,375,392
220 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27
No Opt. Call 222,853

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
190
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 495 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.000%, 11/01/27, 144A
No Opt. Call $ 502,126
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-1
:
100 4.125%, 11/01/24, 144A No Opt. Call 99,969
685 4.500%, 11/01/30, 144A 11/29 at 100.00 691,338
195 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call 197,312
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Series 2021
:
27 2.400%, 5/01/26, 144A No Opt. Call 26,475
125 2.950%, 5/01/31, 144A No Opt. Call 113,431
115 3.350%, 5/01/41, 144A 5/31 at 100.00 93,028
Varrea South Community Development District, Plant City, Florida, Capital
Improvement Revenue Bonds, 2023 Assessment Area Series 2023
:
295 4.250%, 5/01/30, 144A No Opt. Call 297,394
1,075 5.125%, 5/01/43, 144A 5/33 at 100.00 1,098,046
125 V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2020 Project, Series 2020, 3.000%, 5/01/25,
144A
No Opt. Call 123,531
V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021
:
250 2.600%, 5/01/26 No Opt. Call 242,196
685 3.125%, 5/01/31 No Opt. Call 632,773
1,500 3.625%, 5/01/41 5/31 at 100.00 1,281,567
260 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.000%, 11/01/27
No Opt. Call 270,096
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021
:
115 2.500%, 5/01/26, 144A No Opt. Call 110,939
60 2.500%, 5/01/26, 144A No Opt. Call 57,881
320 3.100%, 5/01/31, 144A No Opt. Call 293,563
150 3.100%, 5/01/31, 144A No Opt. Call 137,608
685 3.600%, 5/01/41, 144A 5/31 at 100.00 579,201
365 3.600%, 5/01/41, 144A 5/31 at 100.00 308,626
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area One-Gardens East Project, Series
2018A
:
75 4.000%, 11/01/24 No Opt. Call 74,954
65 4.000%, 11/01/24 No Opt. Call 64,961
385 4.500%, 11/01/29 No Opt. Call 390,180
370 4.500%, 11/01/29 No Opt. Call 374,992
585 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 586,859
460 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 461,470
320 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28
11/27 at 100.00 322,636
110 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25
No Opt. Call 107,753
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod E Project, Series 2020
:

191
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 80 2.875%, 5/01/25 No Opt. Call $ 78,366
285 3.250%, 5/01/31 5/30 at 100.00 263,620
Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 1 Assessment Area, Series 2021
:
250 2.375%, 5/01/26 No Opt. Call 241,259
350 3.000%, 5/01/31 No Opt. Call 321,554
1,000 3.375%, 5/01/41 5/31 at 100.00 822,233
265 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022, 5.875%, 11/01/29
No Opt. Call 272,384
765 Village Community Development District 13, Wildwood, Florida, Special
Assessment Revenue Bonds, Series 2021, 1.800%, 5/01/26
No Opt. Call 738,072
1,500 Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 4.375%, 5/01/33, 144A
5/31 at 100.00 1,546,604
1,250 Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2,
5.500%, 11/01/29, 144A
No Opt. Call 1,302,998
Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Refunding Series 2022
:
105 2.700%, 5/01/27, 144A No Opt. Call 100,140
220 3.150%, 5/01/32, 144A No Opt. Call 200,200
550 3.450%, 5/01/42, 144A 5/32 at 100.00 444,192
Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2022
:
160 4.625%, 5/01/27, 144A No Opt. Call 160,441
250 4.875%, 5/01/32, 144A No Opt. Call 254,111
750 5.125%, 5/01/42, 144A 5/32 at 100.00 755,148
Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 5 Project, Series 2023
:
260 4.875%, 5/01/30, 144A No Opt. Call 262,979
950 5.625%, 5/01/43, 144A 5/33 at 100.00 983,465
Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 6 Project, Series 2024
:
335 4.625%, 5/01/31, 144A No Opt. Call 338,528
670 5.500%, 5/01/44, 144A 5/34 at 100.00 685,643
45 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019, 3.750%, 5/01/24
No Opt. Call 44,985
70 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2020, 2.625%, 5/01/25
No Opt. Call 68,993
Waterford Community Development District, Hernando County, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2023
:
200 4.500%, 5/01/30 No Opt. Call 201,494
585 5.375%, 5/01/43 5/33 at 100.00 597,434
1,780 Waterset Central Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%,
11/01/29, 144A
11/28 at 100.00 1,809,385
460 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%,
11/01/25
11/24 at 100.00 461,585
Waterset South Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2022
:
115 5.000%, 5/01/27 No Opt. Call 116,206
205 5.375%, 5/01/32 No Opt. Call 213,297
1,000 5.900%, 5/01/42 5/32 at 100.00 1,051,040

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
192
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 400 Wesbridge Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 11/01/29
No Opt. Call $ 389,221
West Hillcrest Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023
:
420 4.500%, 6/15/30, 144A No Opt. Call 424,703
900 5.250%, 6/15/43, 144A 6/33 at 100.00 924,384
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021
:
105 2.500%, 5/01/26 No Opt. Call 101,340
355 3.125%, 5/01/31 No Opt. Call 327,128
810 3.500%, 5/01/41 5/31 at 100.00 673,156
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 4, Series 2016
:
625 4.250%, 11/01/26 No Opt. Call 626,372
210 4.625%, 11/01/31 11/26 at 100.00 211,985
135 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Master Infrastructure, Series 2019, 4.000%,
5/01/24
No Opt. Call 134,979
135 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%,
5/01/29, 144A
No Opt. Call 135,633
465 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Villages F-3 and G-1B Series 2023, 6.000%,
5/01/43
5/34 at 100.00 492,379
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 8 Master Infrastructure, Series 2021
:
210 2.500%, 5/01/26 No Opt. Call 202,681
525 3.125%, 5/01/31 No Opt. Call 482,276
1,500 3.500%, 5/01/41 5/31 at 100.00 1,246,585
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 9 Series 2023
:
580 4.625%, 5/01/30, 144A No Opt. Call 587,056
1,500 5.375%, 5/01/43, 144A 5/33 at 100.00 1,543,898
810 Westside Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29, 144A
No Opt. Call 797,708
Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021
:
165 2.500%, 5/01/26 No Opt. Call 159,509
500 3.000%, 5/01/31 No Opt. Call 457,510
1,500 3.250%, 5/01/41 5/31 at 100.00 1,214,291
Westview North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
:
440 5.000%, 6/15/29, 144A No Opt. Call 445,904
250 5.750%, 6/15/42, 144A 6/32 at 100.00 259,911
Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 1 Project
Series 2023
:
760 4.875%, 5/01/28, 144A No Opt. Call 764,819
1,555 5.375%, 5/01/43, 144A 5/33 at 100.00 1,580,089
725 Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%,
11/01/28, 144A
11/27 at 100.00 723,108
330 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2017,
4.000%, 5/01/28
No Opt. Call 329,935

193
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 55 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2019,
3.800%, 5/01/24
No Opt. Call $ 54,981
Willows Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
110 3.875%, 5/01/24 No Opt. Call 109,969
510 4.370%, 5/01/29 No Opt. Call 513,933
Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2021
:
125 2.400%, 5/01/26 No Opt. Call 120,364
410 2.950%, 5/01/31 No Opt. Call 371,985
945 3.350%, 5/01/41 5/31 at 100.00 769,172
Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2023
:
230 4.500%, 5/01/30, 144A No Opt. Call 232,074
920 5.375%, 5/01/43, 144A 5/33 at 100.00 942,195
Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019
:
30 3.750%, 11/01/24 No Opt. Call 29,886
185 4.250%, 11/01/29 No Opt. Call 185,742
610 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%,
11/01/27
No Opt. Call 612,099
400 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26
No Opt. Call 400,479
Woodcreek Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022
:
200 5.200%, 5/01/32 No Opt. Call 208,363
400 5.700%, 5/01/42 5/33 at 100.00 419,920
795 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/29
5/28 at 100.00 811,100
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Aessessment Area 2, Series 2021
:
95 2.500%, 5/01/26, 144A No Opt. Call 91,645
260 3.000%, 5/01/31, 144A No Opt. Call 236,592
640 3.375%, 5/01/41, 144A 5/34 at 100.00 522,104
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2019
:
90 4.375%, 11/01/24, 144A No Opt. Call 90,100
500 4.750%, 11/01/29, 144A No Opt. Call 509,816
Total Florida 952,914,687
Georgia - 1.4%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
2,455 (e) 6.000%, 1/01/25 No Opt. Call 1,104,750
9,250 (e) 6.500%, 1/01/29 1/28 at 100.00 4,162,500
2,540 (e) 6.750%, 1/01/35 1/28 at 100.00 1,143,000
1,670 (e) 7.000%, 1/01/40 1/28 at 100.00 751,500
Cobb County Development Authority, Georgia, Charter School Revenue
Bonds, Northwest Classical Academy, Inc. Project, Series 2023A
:
500 5.700%, 6/15/38 6/31 at 100.00 507,920
500 6.000%, 6/15/43 6/31 at 100.00 507,832

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
194
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
Cobb County Development Authority, Georgia, Student Housing Revenue
Bonds, Kennesaw State University Real Estate Foundations Projects,
Refunding Series 2014C
:
$ 50 (g) 5.000%, 7/15/24, (ETM) No Opt. Call $ 50,168
70 (g) 5.000%, 7/15/26, (Pre-refunded 7/15/24) 7/24 at 100.00 70,236
70 (g) 5.000%, 7/15/27, (Pre-refunded 7/15/24) 7/24 at 100.00 70,236
65 (g) 5.000%, 7/15/29, (Pre-refunded 7/15/24) 7/24 at 100.00 65,219
165 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%,
10/01/24
4/24 at 100.00 165,014
Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project, Series 2021A
:
4,000 4.000%, 4/01/41, 144A 4/28 at 103.00 3,338,966
6,000 4.000%, 4/01/51, 144A 4/28 at 103.00 4,456,855
295 Gainesville and Hall County Development Authority, Georgia, Educational
Facilities Revenue Bonds, Riverside Military Academy, Refunding Series
2017, 5.000%, 3/01/27
No Opt. Call 275,192
1,000 Macon-Bibb County Urban Development Authority, Georgia, Multifamily
Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A,
5.200%, 12/01/53
4/24 at 102.00 926,073
320 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27,
144A
No Opt. Call 323,095
5,000 Main Street Natural Gas Inc, 5.000%, 12/01/54, (Mandatory Put 3/01/32) 12/31 at 100.24 5,370,828
5,350 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 5,207,205
25,000 (c),(d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.264%, 12/01/53, (Mandatory Put 6/01/31) (SOFR*0.67%
reference rate + 1.700% spread), (UB)
3/31 at 100.00 25,346,500
2,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 2,050,966
510 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/41 - AGM Insured
1/30 at 100.00 510,032
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A
:
160 4.000%, 1/01/46 1/30 at 100.00 152,117
425 4.000%, 1/01/51 1/30 at 100.00 388,342
Total Georgia 56,944,546
Hawaii - 0.4%
1,575 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27, 144A
4/24 at 100.00 1,576,032
14,025 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 14,359,156
Total Hawaii 15,935,188
Idaho - 0.5%
825 Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project,
Series 2014, 4.375%, 7/01/34
7/24 at 100.00 826,520
1,000 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 1,004,459
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/41, 144A
7/26 at 103.00 889,969

195
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Idaho (continued)
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021
:
$ 645 4.000%, 5/01/31, 144A 11/25 at 100.00 $ 596,922
2,565 4.000%, 5/01/41, 144A 11/25 at 100.00 2,063,859
13,420 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022A, 6.000%,
7/15/29, 144A
7/25 at 104.00 13,376,586
440 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022B, 5.500%,
7/15/29
7/25 at 104.00 427,685
2,825 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 2,210,291
Total Idaho 21,396,291
Illinois - 4.4%
690 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%,
12/30/27
No Opt. Call 679,086
1,160 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
4/24 at 100.00 1,140,156
Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds, South
Berwyn Corridor Project, Series 2020
:
1,235 4.000%, 12/01/28, 144A No Opt. Call 1,172,981
3,920 4.500%, 12/01/33, 144A 12/28 at 100.00 3,596,737
1,366 (e) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/26
12/23 at 100.00 1,365,927
1,645 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.000%, 3/01/33
3/28 at 100.00 1,624,908
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016
:
19,265 5.750%, 4/01/33 4/27 at 100.00 20,550,228
15,835 5.750%, 4/01/34 4/27 at 100.00 16,885,522
2,985 5.750%, 4/01/35 4/27 at 100.00 3,179,782
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017
:
300 5.000%, 4/01/33 4/27 at 100.00 310,079
1,370 5.000%, 4/01/34 4/27 at 100.00 1,415,581
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018
:
1,240 5.000%, 4/01/33 4/28 at 100.00 1,301,115
1,535 5.000%, 4/01/34 4/28 at 100.00 1,609,988
1,610 5.000%, 4/01/35 4/28 at 100.00 1,685,920
1,270 5.000%, 4/01/36 4/28 at 100.00 1,325,825
10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 11,067,056
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 667,897
4,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46
12/27 at 100.00 4,009,478
20,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/26
12/25 at 100.00 20,988,052
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
7,155 5.875%, 12/01/47 12/33 at 100.00 7,912,904

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
196
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 8,120 6.000%, 12/01/49 12/33 at 100.00 $ 9,031,354
2,943 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution Facility,
Series 2016A, 5.000%, 3/15/34, 144A
4/24 at 100.00 2,942,851
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A
:
6,500 5.625%, 1/01/31 1/27 at 100.00 6,801,467
220 6.000%, 1/01/38 1/27 at 100.00 230,506
1,535 Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/35
1/25 at 100.00 1,549,934
2,154 Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie
Buisness Park-Industrial Property, Series 2018A, 5.000%, 11/15/34
4/24 at 100.00 2,120,441
1,390 Governors State University Board of Trustes, Illinois, Certificates of
Participation, Capital Improvement Projects, Series 2018, 5.000%, 7/01/28
- BAM Insured
7/27 at 100.00 1,474,649
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
1,740 4.000%, 7/01/31, 144A No Opt. Call 1,496,138
4,470 5.000%, 7/01/41, 144A 7/31 at 100.00 3,601,377
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A
:
350 5.250%, 12/01/25, 144A No Opt. Call 350,606
1,815 5.500%, 12/01/30, 144A 12/25 at 100.00 1,830,623
1,580 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
4/24 at 100.00 1,581,329
Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017
:
5,575 5.000%, 5/15/33 5/24 at 103.00 5,250,894
2,750 5.500%, 5/15/54 5/24 at 103.00 2,205,824
Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2015
:
615 4.125%, 5/01/45 5/25 at 100.00 594,794
120 (g) 4.125%, 5/01/45, (Pre-refunded 5/01/25) 5/25 at 100.00 120,645
115 4.125%, 5/01/45 5/25 at 100.00 115,618
Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated
Group, Refunding Series 2016
:
645 (e) 5.000%, 5/15/26 No Opt. Call 274,125
1,275 (e) 5.000%, 5/15/40 5/26 at 100.00 541,875
6,400 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 4,836,543
15,520 Illinois Finance Authority, Revenue Bonds, mHUB Chicago Project Series
2023, 5.420%, 10/01/38, 144A
4/33 at 100.00 15,846,825
Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A
:
1,540 6.000%, 4/01/38, 144A 10/28 at 100.50 1,547,238
2,700 6.125%, 4/01/58, 144A 10/28 at 100.50 2,586,816
165 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/24
No Opt. Call 165,483
1,220 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A, 5.000%, 10/01/46
10/25 at 100.00 1,225,081
105 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 105,175

197
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 697 Minooka, Illinois, Special Assessment Bonds, Refunding Improvement
Series 2014, 5.000%, 12/01/24 - AGM Insured
No Opt. Call $ 702,819
380 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 368,269
450 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
4/24 at 100.00 449,801
2,105 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
4/24 at 100.00 2,105,343
South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service
Area 3, Refunding Series 2019A
:
320 4.000%, 12/01/25 No Opt. Call 315,249
330 4.000%, 12/01/26 No Opt. Call 324,044
345 4.000%, 12/01/27 No Opt. Call 338,276
355 4.000%, 12/01/28 No Opt. Call 346,985
370 4.000%, 12/01/29 12/28 at 100.00 363,246
385 4.000%, 12/01/30 12/28 at 100.00 376,712
400 4.000%, 12/01/31 12/28 at 100.00 390,378
420 4.000%, 12/01/32 12/28 at 100.00 412,868
435 4.000%, 12/01/33 12/28 at 100.00 425,870
450 4.000%, 12/01/34 12/28 at 100.00 440,256
1,780 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34
3/25 at 100.00 1,673,644
740 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29
3/25 at 100.00 711,733
345 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%,
3/01/29
3/25 at 100.00 331,821
820 (e) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
4/24 at 100.00 819,763
Total Illinois 181,814,510
Indiana - 0.8%
890 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.300%, 1/01/32, 144A
4/24 at 105.00 802,074
150 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017, 5.125%, 1/01/32
4/24 at 104.00 133,218
1,830 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A
6/30 at 100.00 1,774,685
1,735 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27
No Opt. Call 1,755,535
Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A
:
165 5.000%, 12/01/30, 144A 12/27 at 103.00 157,952
255 5.000%, 12/01/40, 144A 12/27 at 103.00 222,745
225 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24, 144A
No Opt. Call 226,810
Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A
:
2,330 5.500%, 4/01/33 4/26 at 100.00 2,383,714
1,275 5.500%, 4/01/34 4/26 at 100.00 1,304,885
2,500 5.000%, 4/01/37 4/26 at 100.00 2,530,032

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
198
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 11,005 Indiana Housing and Community Development Authority, Multifamily
Housing Revenue Bonds, Vita of New Whiteland Project, Series 2022,
6.750%, 1/01/43
1/33 at 100.00 $ 11,082,836
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
2,500 5.000%, 3/01/33 No Opt. Call 2,714,809
4,000 5.500%, 3/01/38 3/33 at 100.00 4,391,190
1,380 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 1,464,809
185 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.050%, 4/01/26
4/24 at 102.00 180,420
2,284 (e) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT)
No Opt. Call 23
180 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017, 5.100%, 1/01/32
4/24 at 104.00 159,596
Total Indiana 31,285,333
Iowa - 0.0%
875 Cedar Rapids, Iowa, Hospital Reveenue Bonds, Mercy Medical Center
Project, Series 2003. ARCs, 4.750%, 8/15/32 - AMBAC Insured
No Opt. Call 875,000
Total Iowa 875,000
Kansas - 1.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016
:
375 5.000%, 12/01/27 12/26 at 100.00 370,082
400 5.000%, 12/01/28 12/26 at 100.00 394,339
300 5.000%, 12/01/41 12/26 at 100.00 274,357
Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A
:
750 5.250%, 11/15/33 4/24 at 103.75 669,324
1,790 5.500%, 11/15/38 4/24 at 103.75 1,516,035
1,100 (e) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 5.250%, 12/15/29
4/24 at 100.00 550,000
Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012
:
7,485 (e) 4.375%, 12/15/24 12/23 at 100.00 6,661,650
7,250 (e) 5.250%, 12/15/29 4/24 at 100.00 3,733,750
2,145 (e) 6.000%, 12/15/32 4/24 at 100.00 858,000
3,495 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.500%, 5/15/48
4/24 at 100.00 3,190,587
1,730 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2018I, 5.000%, 5/15/47
5/25 at 103.00 1,297,997
895 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2019III, 5.000%, 5/15/50
5/26 at 103.00 653,829
695 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 656,890
23,425 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 23,193,711
Total Kansas 44,020,551

199
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky - 0.5%
$ 5,500 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 $ 4,389,052
770 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.000%, 2/01/26
No Opt. Call 780,372
5,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 5,088,789
570 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015,
5.000%, 11/15/25
No Opt. Call 563,615
9,795 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2024A-1, 5.000%, 5/01/55, (Mandatory Put 7/01/30)
4/30 at 100.17 10,370,469
Total Kentucky 21,192,297
Louisiana - 1.3%
2,250 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation
Project, Series 2002, 6.800%, 2/01/27
4/24 at 100.00 2,254,281
3,055 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/39
12/29 at 100.00 2,963,699
Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A
:
1,775 4.800%, 6/15/29, 144A 6/28 at 100.00 1,776,469
500 5.500%, 6/15/38, 144A 6/28 at 100.00 504,617
Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
:
190 3.375%, 6/01/27, 144A No Opt. Call 181,116
250 3.750%, 6/01/32, 144A No Opt. Call 232,121
Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2021
:
385 2.375%, 6/01/26 No Opt. Call 366,476
695 2.875%, 6/01/31 No Opt. Call 616,466
Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022
:
245 4.450%, 6/01/27 No Opt. Call 244,421
250 5.000%, 6/01/32 No Opt. Call 255,082
750 5.375%, 6/01/42 6/32 at 100.00 761,329
1,010 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 1,073,563
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Louisiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 1,645,922
365 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A
11/28 at 100.00 379,943
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A
2/27 at 100.00 969,949
715 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A
6/27 at 100.00 718,064
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A
:
300 5.000%, 6/01/31, 144A No Opt. Call 291,712

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
200
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 1,805 5.000%, 6/01/41, 144A 6/31 at 100.00 $ 1,574,538
1,000 5.250%, 6/01/51, 144A 6/31 at 100.00 826,069
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
645 5.000%, 4/01/30, 144A 4/27 at 100.00 640,717
965 5.000%, 4/01/57, 144A 4/27 at 100.00 805,471
9,120 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
4/24 at 100.00 9,122,859
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, BBR
Schools - Materra Campus Project, Series 2021A
:
600 4.000%, 6/01/31, 144A 6/26 at 100.00 562,144
1,350 4.000%, 6/01/41, 144A 6/26 at 100.00 1,099,449
810 (e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call 518,400
500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A, 6.000%, 6/01/37, 144A
6/31 at 100.00 493,692
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A
:
435 6.125%, 6/01/37, 144A 6/31 at 100.00 441,115
185 6.375%, 6/01/52, 144A 6/31 at 100.00 178,313
2,500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.250%,
10/01/53
4/33 at 100.00 2,630,621
Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017
:
500 (e) 5.000%, 7/01/27 No Opt. Call 400,000
1,745 (e) 5.000%, 7/01/28 7/27 at 100.00 1,396,000
1,680 (e) 5.000%, 7/01/29 7/27 at 100.00 1,344,000
1,695 (e) 5.000%, 7/01/30 7/27 at 100.00 1,356,000
1,000 (e) 5.000%, 7/01/32 7/27 at 100.00 800,000
750 (e) 5.000%, 7/01/33 7/27 at 100.00 600,000
1,500 (e) 5.000%, 7/01/37 7/27 at 100.00 1,200,000
770 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
4/24 at 100.00 770,737
4,000 (e) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT),
144A
No Opt. Call 40
980 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/27, (AMT)
No Opt. Call 1,015,442
3,990 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call 4,384,049
4,190 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 4,576,998
2,735 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 3,005,044
265 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24
No Opt. Call 265,017
Total Louisiana 55,241,945
Maine - 0.3%
11,050 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
4/24 at 100.00 11,071,313
Total Maine 11,071,313

201
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland - 0.7%
$ 165 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24
No Opt. Call $ 164,802
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
2,210 5.000%, 9/01/31 9/27 at 100.00 2,206,615
1,000 5.000%, 9/01/32 9/27 at 100.00 997,191
1,500 5.000%, 9/01/33 9/27 at 100.00 1,494,669
2,360 5.000%, 9/01/35 9/27 at 100.00 2,346,006
500 5.000%, 9/01/36 9/27 at 100.00 496,116
Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
:
260 5.000%, 6/15/24 No Opt. Call 260,420
275 5.000%, 6/15/25 6/24 at 100.00 275,656
385 5.000%, 6/15/26 6/24 at 100.00 386,071
345 5.000%, 6/15/27 6/24 at 100.00 346,089
875 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.875%, 6/01/42, 144A
6/31 at 100.00 878,624
515 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A
2/26 at 100.00 508,371
8,410 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
4/24 at 100.00 8,465,663
Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
:
3,360 (e) 5.000%, 12/01/22 No Opt. Call 2,016,000
6,895 (e) 5.000%, 12/01/31 4/24 at 100.00 4,137,000
1,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
4/24 at 100.00 600,000
Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017
:
270 5.000%, 7/01/27 No Opt. Call 277,632
190 5.000%, 7/01/29 7/27 at 100.00 194,615
325 5.000%, 7/01/30 7/27 at 100.00 332,498
375 5.000%, 7/01/31 7/27 at 100.00 382,966
530 5.000%, 7/01/37 4/24 at 100.00 530,080
385 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call 387,817
750 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/42, 144A
5/30 at 100.00 738,989
695 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30, 144A
1/26 at 100.00 697,025
Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018
:
600 5.000%, 7/01/30, 144A 7/28 at 100.00 609,193
1,000 5.250%, 7/01/48, 144A 7/28 at 100.00 987,599
Total Maryland 30,717,707
Michigan - 0.3%
Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019
:
75 3.500%, 11/01/24 No Opt. Call 74,413
410 3.875%, 11/01/29 11/27 at 102.00 395,112
85 5.000%, 11/01/34 11/27 at 102.00 86,486

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
202
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 220 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.000%, 11/01/26
4/24 at 100.00 $ 214,036
County of Calhoun Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Oaklawn Hospital, Refunding Series 2016
:
1,915 5.000%, 2/15/30 2/27 at 100.00 1,946,605
2,010 5.000%, 2/15/31 2/27 at 100.00 2,040,936
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - NPFG Insured
4/24 at 100.00 5,005
825 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 871,991
1,250 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021, 4.000%,
5/01/31
No Opt. Call 1,104,790
705 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
4.000%, 2/01/29
2/27 at 102.00 672,649
1,000 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 3.500%, 9/01/30
No Opt. Call 939,470
580 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
4.250%, 12/01/39
12/27 at 100.00 470,658
1,320 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 1,024,621
600 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
4/24 at 100.00 583,664
1,115 Universal Academy, Michigan, Public School Academy Bonds, Refunding
Series 2021, 4.000%, 12/01/40
12/28 at 103.00 1,007,460
580 Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A
5/27 at 100.00 569,341
Total Michigan 12,007,237
Minnesota - 1.9%
Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A
:
320 3.500%, 8/01/26 No Opt. Call 313,119
400 3.500%, 8/01/27 8/26 at 100.00 389,063
270 4.000%, 8/01/28 8/26 at 100.00 265,979
415 4.000%, 8/01/29 8/26 at 100.00 406,782
260 4.000%, 8/01/30 8/26 at 100.00 253,174
300 4.000%, 8/01/31 8/26 at 100.00 290,343
455 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Taxable Series 2021B, 6.000%, 6/15/27
No Opt. Call 426,632
Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A
:
325 4.750%, 7/01/25 No Opt. Call 320,770
630 5.250%, 7/01/30 7/25 at 100.00 615,861
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
375 4.000%, 7/01/28 7/24 at 102.00 360,924
540 5.000%, 7/01/31 7/24 at 102.00 536,720

203
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A
:
$ 1,415 3.875%, 7/01/29 7/27 at 102.00 $ 1,329,771
1,680 5.000%, 7/01/34 7/27 at 102.00 1,623,654
2,135 5.000%, 7/01/39 7/27 at 102.00 2,000,449
685 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call 678,678
50 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 4.400%, 7/01/25
No Opt. Call 49,967
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery
:
500 5.000%, 6/15/29 No Opt. Call 527,938
500 5.000%, 6/15/30 No Opt. Call 534,510
500 5.000%, 6/15/31 No Opt. Call 539,673
500 5.000%, 6/15/32 No Opt. Call 543,761
625 5.000%, 6/15/33 6/32 at 100.00 679,911
600 4.000%, 6/15/34 6/32 at 100.00 610,409
260 4.000%, 6/15/35 6/32 at 100.00 263,048
425 4.000%, 6/15/36 6/32 at 100.00 426,878
425 4.000%, 6/15/37 6/32 at 100.00 422,058
300 4.000%, 6/15/39 6/32 at 100.00 289,945
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A
:
420 4.000%, 7/01/24 No Opt. Call 419,264
500 5.000%, 7/01/29 7/24 at 100.00 500,591
Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A
:
225 3.250%, 6/01/31 6/29 at 102.00 196,563
170 4.000%, 6/01/41 6/29 at 102.00 135,110
2,100 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 1,683,883
550 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
4/24 at 100.00 551,115
1,850 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen-Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
4/24 at 100.00 1,838,247
850 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.250%, 6/01/42
6/32 at 100.00 800,587
230 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Taxable Series 2022B, 5.500%, 6/01/27
No Opt. Call 226,940
565 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A, 4.000%, 12/01/31, 144A
12/27 at 100.00 510,240
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hennepin
Schools Project, Series 2021A
:
1,685 4.000%, 7/01/31 No Opt. Call 1,562,161
4,350 4.000%, 7/01/41 7/31 at 100.00 3,482,913
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A
:
890 5.000%, 7/01/32 No Opt. Call 899,523
550 5.375%, 7/01/42 7/32 at 100.00 535,917
295 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Taxable Series 2022B, 5.750%, 7/01/25
No Opt. Call 292,254

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
204
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A, 5.500%, 7/01/27, 144A
No Opt. Call $ 590,551
1,495 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 4.250%, 12/01/27, 144A
No Opt. Call 1,480,935
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Venture
Academy Project, Series 2022A
:
650 5.000%, 6/01/32, 144A 6/30 at 102.00 621,802
2,365 5.250%, 6/01/42, 144A 6/30 at 102.00 2,187,424
4,035 5.250%, 6/01/52, 144A 6/30 at 102.00 3,595,697
3,005 5.500%, 6/01/57, 144A 6/30 at 102.00 2,729,726
325 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27
4/24 at 100.00 322,126
Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A
:
190 4.150%, 9/01/24 No Opt. Call 188,962
1,100 5.000%, 9/01/34 9/24 at 100.00 1,069,512
2,255 Owatonna, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen-Second Century & Owatonna Senior Living Project, Refunding
Series 2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
4/24 at 100.00 2,238,224
835 (e) Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26
No Opt. Call 796,591
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A
:
6,165 5.500%, 6/01/42, 144A 6/30 at 102.00 5,931,697
10,650 5.750%, 6/01/52, 144A 6/30 at 102.00 10,205,586
2,000 5.875%, 6/01/57, 144A 6/30 at 102.00 1,922,369
400 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 3.750%, 4/01/26
No Opt. Call 384,525
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023
:
4,210 4.500%, 3/01/33, 144A No Opt. Call 4,164,189
6,045 5.250%, 3/01/43, 144A 3/33 at 100.00 5,779,401
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
4.750%, 7/01/29, 144A
7/27 at 100.00 200,525
Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A
:
255 4.000%, 12/01/24 No Opt. Call 251,340
700 4.500%, 12/01/29 12/24 at 100.00 647,932
Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
:
875 4.000%, 10/01/26 No Opt. Call 856,899
1,115 4.750%, 10/01/31 10/26 at 100.00 1,082,827
90 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 3.750%,
6/01/26
6/24 at 100.00 87,143
400 Woodbury Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Saint Therese of Woodbury, Series 2014, 4.000%, 12/01/24
No Opt. Call 398,583
Total Minnesota 76,069,891

205
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi - 0.3%
$ 2,700 (e) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Subordinate
Series 2023, 6.000%, 10/15/49, (Mandatory Put 6/15/25), 144A
10/26 at 100.00 $ 2,627,064
930 (e) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding
Series 2019A, 6.000%, 10/15/30, (Mandatory Put 6/15/25), 144A
10/26 at 100.00 922,248
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A
:
3,615 5.000%, 9/01/41 9/26 at 100.00 3,658,423
4,635 5.000%, 9/01/46 9/26 at 100.00 4,661,746
Total Mississippi 11,869,481
Missouri - 1.0%
1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 699,195
525 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
4/24 at 102.00 536,170
3,525 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%,
3/01/36
3/27 at 100.00 3,664,255
4,000 Independence Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special Districts, Hub Drive Redevelopment
Project Series 2023, 6.250%, 11/01/44
11/28 at 103.00 4,059,947
880 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 792,424
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A
:
1,000 5.000%, 5/15/25 No Opt. Call 986,721
1,075 5.000%, 5/15/26 No Opt. Call 1,047,804
1,080 5.000%, 5/15/27 No Opt. Call 1,039,538
1,150 5.250%, 5/15/28 5/27 at 100.00 1,103,082
2,645 5.250%, 5/15/31 5/27 at 100.00 2,500,473
Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B
:
2,975 4.375%, 2/01/31, 144A 2/28 at 100.00 2,833,913
2,750 5.000%, 2/01/40, 144A 2/28 at 100.00 2,644,445
4,600 5.000%, 2/01/50, 144A 2/28 at 100.00 4,315,204
660 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A
No Opt. Call 652,491
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Christian Homes Inc., Senior Living Facilities Series 2018
:
925 (e) 5.000%, 5/15/26 5/25 at 103.00 393,125
5,515 (e) 5.000%, 5/15/40 5/25 at 103.00 2,343,875
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021
:
2,515 4.000%, 10/01/31 No Opt. Call 2,459,195
2,135 4.000%, 10/01/34 10/31 at 100.00 2,039,572
Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds, Series
2021
:
150 3.000%, 5/01/30 5/29 at 100.00 139,327
500 3.125%, 5/01/35 5/29 at 100.00 432,882

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
206
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 1,095 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%,
8/15/25
No Opt. Call $ 1,094,648
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016
:
895 5.000%, 11/15/27 11/25 at 100.00 897,542
990 5.000%, 11/15/29 11/25 at 100.00 994,730
1,095 5.000%, 11/15/31 11/25 at 100.00 1,100,246
340 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%,
12/01/25
No Opt. Call 340,631
2,360 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.500%, 6/15/42, 144A
6/31 at 100.00 2,230,150
515 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
4/24 at 102.00 526,295
500 The Industrial Development Authority of the County of St. Louis, Missouri,
Transportation Development Refunding Revenue Bonds, Series 2019B,
4.375%, 3/01/33, 144A
3/27 at 100.00 467,387
Total Missouri 42,335,267
Montana - 0.1%
Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A
:
1,000 5.000%, 5/15/27 5/25 at 102.00 986,626
1,180 5.250%, 5/15/30 5/25 at 102.00 1,157,576
435 5.250%, 5/15/32 5/25 at 102.00 421,839
Total Montana 2,566,041
Nebraska - 1.1%
40,000 (c),(d) Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, SOFR Series 2022-2, 5.738%, 5/01/53, (Mandatory Put 10/01/29)
(SOFR*0.67% reference rate + 2.180% spread), (UB)
7/29 at 100.00 41,091,752
5,410 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023G, 5.400%, 9/01/53
9/32 at 100.00 5,630,324
Total Nebraska 46,722,076
Nevada - 0.4%
375 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24
No Opt. Call 375,240
1,080 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28
8/25 at 100.00 1,089,026
1,054 (e),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 159,140
2,971 (e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 297,112
2,000 (e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 200,000
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
9,567 (e),(f) 5.875%, 12/15/27, (AMT), 144A No Opt. Call 1,444,237

207
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 2,935 (e),(f) 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 $ 443,097
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016
:
1,515 4.000%, 9/01/32 9/26 at 100.00 1,463,928
650 4.000%, 9/01/35 9/26 at 100.00 601,834
735 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 741,029
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 808 & 810 Summerlin Village 23B, Refunding Series 2014
:
420 5.000%, 6/01/24 No Opt. Call 420,295
680 5.000%, 6/01/25 6/24 at 100.00 680,768
445 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/26
12/25 at 100.00 448,503
320 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 290,161
Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A
:
285 5.000%, 7/15/27 7/25 at 100.00 286,947
1,400 5.000%, 7/15/47 7/25 at 100.00 1,351,325
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
:
640 4.250%, 6/01/34 12/28 at 100.00 635,184
780 4.500%, 6/01/39 12/28 at 100.00 764,273
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series 2017
:
675 4.000%, 12/01/27, 144A No Opt. Call 664,928
1,600 5.000%, 12/01/37, 144A 12/27 at 100.00 1,607,648
1,105 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
4/24 at 100.00 1,093,890
400 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/38 - AGM Insured
12/28 at 100.00 424,420
Total Nevada 15,482,985
New Hampshire - 0.9%
1,270 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 996,511
6,975 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45, (AMT),
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 5,501,578
25,125 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
4/24 at 100.00 25,110,631
4,225 New Hampshire Business Finance Authority, 4.250%, 7/20/41 No Opt. Call 4,195,248
Total New Hampshire 35,803,968
New Jersey - 0.4%
445 (g) New Jersey Building Authority, State Building Revenue Bonds, Refunding
Series 2016A, 4.000%, 6/15/30, (Pre-refunded 6/15/26)
6/26 at 100.00 453,511
50 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24,
144A
No Opt. Call 50,010

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
208
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 900 New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017,
5.000%, 7/15/32
7/27 at 100.00 $ 934,987
160 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 4.250%,
9/01/27, 144A
No Opt. Call 159,794
2,000 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.000%, 1/01/34
4/24 at 100.00 1,992,221
650 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/25
No Opt. Call 649,525
250 (c) New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust 2016-
XF2340, 6.300%, 9/01/25, 144A, (IF)
3/25 at 100.00 251,614
100 New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A,
5.125%, 10/01/24, 144A
No Opt. Call 100,201
New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B
:
6,000 5.625%, 11/15/30, (AMT) 4/24 at 101.00 6,062,419
3,315 5.625%, 11/15/30, (AMT) 4/24 at 101.00 3,349,487
1,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.125%, 6/15/39
12/28 at 100.00 1,517,479
Total New Jersey 15,521,248
New Mexico - 0.1%
100 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25
No Opt. Call 98,651
1,965 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2014B, 5.900%, 9/01/32
9/25 at 100.00 1,918,522
Total New Mexico 2,017,173
New York - 2.7%
1,250 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 5.750%,
2/01/33
No Opt. Call 1,278,550
815 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A, 4.500%, 6/01/27
6/24 at 103.00 820,490
225 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%, 6/15/42
6/32 at 100.00 227,246
700 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 420,000
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 1,068,283
3,805 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 3,687,864
2,500 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 2,356,871
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A
:
400 4.000%, 6/01/31, 144A 6/29 at 100.00 390,000
450 5.000%, 6/01/36, 144A 6/29 at 100.00 456,098

209
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 4,210 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 $ 3,764,049
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
5.890%, 2/01/32
2/27 at 100.00 1,013,662
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.470%, 2/01/33
2/28 at 100.00 1,039,288
800 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
4.760%, 2/01/27
No Opt. Call 788,933
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
580 4.050%, 2/01/31 2/30 at 100.00 542,663
1,080 4.450%, 2/01/41 2/30 at 100.00 883,185
4,795 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%,
11/01/42
11/27 at 100.00 3,750,153
1,000 (e) Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 580,000
2,895 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2002G-1, 3.988%,
11/01/26 (SOFR*0.67% reference rate + 0.430% spread)
No Opt. Call 2,881,554
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022
:
500 5.000%, 7/01/32, 144A No Opt. Call 505,689
1,390 5.625%, 7/01/42, 144A 7/32 at 100.00 1,396,691
400 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B, 5.000%, 7/01/29
7/24 at 100.00 401,067
New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A
:
210 5.000%, 7/01/27 7/25 at 100.00 213,165
375 5.000%, 7/01/28 7/25 at 100.00 380,969
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
6,360 (e) 2.300%, 10/01/27 4/24 at 100.00 4,070,400
1,685 (e) 2.350%, 10/01/46 4/24 at 100.00 1,078,400
5,040 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42
4/24 at 100.00 4,805,014
1,180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 1,079,519
1,180 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.250%, 1/01/50, (AMT)
7/24 at 100.00 1,180,928
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 3.000%, 8/01/31, (AMT)
No Opt. Call 942,302

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
210
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2023
:
$ 3,000 6.000%, 6/30/54, (AMT) 6/31 at 100.00 $ 3,326,700
10,000 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 10,465,576
2,000 5.375%, 6/30/60, (AMT) 6/31 at 100.00 2,114,967
5,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call 5,025,595
10,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 11,360,072
2,580 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 269,479
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
10,385 5.000%, 1/01/30, (AMT) 1/26 at 100.00 7,866,307
4,895 5.000%, 1/01/31, (AMT) 1/26 at 100.00 3,705,057
3,230 5.000%, 1/01/32, (AMT) 1/26 at 100.00 2,444,697
5,700 5.000%, 1/01/33, (AMT) 1/26 at 100.00 4,315,810
2,000 5.000%, 1/01/34, (AMT) 1/26 at 100.00 1,515,295
6,705 5.000%, 1/01/35, (AMT) 1/26 at 100.00 5,084,123
2,100 5.000%, 1/01/36, (AMT) 1/26 at 100.00 1,593,779
2,450 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,238,252
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
1,475 5.000%, 7/01/36, 144A 7/27 at 104.00 1,516,402
4,950 5.000%, 7/01/46, 144A 7/27 at 104.00 4,800,940
Westchester County Local Development Corporation, New York, Revenue
Bonds, Kendal on Hudson Project, Refunding Series 2022B
:
210 5.000%, 1/01/27 No Opt. Call 214,248
480 5.000%, 1/01/32 1/28 at 103.00 506,078
525 5.000%, 1/01/37 1/28 at 103.00 547,854
500 5.000%, 1/01/41 1/28 at 103.00 513,496
Total New York 111,427,760
North Carolina - 0.0%
1,000 (c) Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Tender Option Bond Trust 2016-XG0019, 6.784%, 4/01/36,
144A, (IF)
10/26 at 100.00 1,021,493
125 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 4.375%, 3/01/25, 144A
No Opt. Call 123,606
900 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Lutheran Services for the Aging, Series 2021A, 4.000%, 3/01/36
3/28 at 103.00 819,154
Total North Carolina 1,964,253
North Dakota - 0.1%
2,300 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/43
6/28 at 100.00 1,993,697
Total North Dakota 1,993,697

211
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 3.9%
$ 1,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/41
11/26 at 100.00 $ 1,023,303
3,880 Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor Acres
Project, Series 2022, 5.625%, 12/01/53, 144A
12/32 at 100.00 3,720,336
48,915 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 5,107,690
3,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 2,841,344
5,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 4,852,030
14,750 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 14,602,448
Cuyahoga County Ohio, Health Care and Independent Living Facilities,
Revenue Refunding Bonds, Eliza Jennings Senior Care Network, Series
2022A
:
3,305 5.375%, 5/15/37 5/29 at 103.00 3,269,568
4,310 5.500%, 5/15/42 5/29 at 103.00 4,151,849
1,000 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
3.375%, 12/01/29
6/29 at 100.00 915,959
4,295 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
4/24 at 100.00 3,810,564
Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship
Village of Dublin, Ohio, Inc., Refunding &Improvement Series 2014
:
205 5.000%, 11/15/24 No Opt. Call 206,487
200 5.000%, 11/15/25 11/24 at 100.00 201,450
500 5.000%, 11/15/26 11/24 at 100.00 503,679
18,425 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 18,752,670
490 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
4/24 at 100.00 466,490
5,730 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 5,260,580
24,100 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 22,815,672
17,370 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33
No Opt. Call 18,102,981
540 Ohio Housing Finance Agency,  Multifamily Housing Revenue Bonds,
Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A
10/25 at 101.00 467,322
35,080 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 36,560,309
490 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31, 144A
12/28 at 100.00 459,706

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
212
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 250 Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25
7/24 at 100.00 $ 244,455
Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement Series
2015
:
595 5.000%, 12/01/24 No Opt. Call 593,281
415 5.000%, 12/01/25 12/24 at 100.00 411,451
Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015
:
3,275 5.375%, 3/01/27 3/25 at 100.00 3,277,866
2,000 6.000%, 3/01/45 3/25 at 100.00 2,002,158
5,000 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 5,413,410
Total Ohio 160,035,058
Oklahoma - 0.1%
2,690 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 2,769,963
Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017
:
1,780 5.000%, 11/15/30 11/25 at 102.00 1,808,145
730 5.000%, 11/15/32 11/25 at 102.00 741,055
Total Oklahoma 5,319,163
Oregon - 0.3%
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A
:
1,865 4.000%, 12/01/36 12/28 at 103.00 1,641,720
1,860 4.000%, 12/01/41 12/28 at 103.00 1,517,908
3,030 Oregon Facilities Authority Charter School Revenue Bonds, Oregon,
Portland Village School Project, Series 2024, 6.500%, 12/15/44, 144A
12/34 at 100.00 3,009,180
740 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 3.750%, 6/15/29, 144A
6/27 at 102.00 700,314
430 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 4.500%, 6/15/28
6/25 at 100.00 422,231
75 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32, (AMT)
4/24 at 100.00 74,838
1,000 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 6.750%, 6/15/42, 144A
6/32 at 100.00 1,025,785
235 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call 236,507
405 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
4/24 at 100.00 405,465
3,965 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/46
11/28 at 103.00 3,277,227
Total Oregon 12,311,175
Pennsylvania - 2.5%
225 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Taxable Series 2022B, 5.000%, 6/15/26, 144A
No Opt. Call 220,078

213
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 2,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017, 5.875%, 7/01/32, 144A
7/24 at 100.00 $ 2,003,017
2,010 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42, 144A
5/33 at 100.00 2,018,187
13,790 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 11,095,666
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
3,410 4.000%, 11/01/33 11/27 at 100.00 1,796,876
1,195 5.000%, 11/01/37 11/27 at 100.00 621,504
10,865 5.000%, 11/01/50 11/27 at 100.00 5,620,341
13,090 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
4/24 at 100.00 6,796,192
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A
:
1,015 5.000%, 2/01/26 No Opt. Call 682,587
750 5.000%, 2/01/29 No Opt. Call 413,441
700 5.000%, 2/01/31 No Opt. Call 373,239
800 5.000%, 2/01/32 No Opt. Call 421,820
7,685 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-1, 5.000%, 2/01/40, (Mandatory Put 2/01/25)
8/24 at 101.73 5,755,575
6,225 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put 2/01/27)
8/26 at 101.63 3,939,185
295 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/30
12/25 at 100.00 262,962
805 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27
No Opt. Call 796,440
176 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018, 4.375%,
3/01/28, 144A
No Opt. Call 174,206
1,000 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 1,002,788
2,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 1,581,873
5,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 4,191,986
365 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc.
Project, Series 2017, 5.000%, 6/01/27
6/25 at 102.00 364,447
870 East Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 - BAM
Insured
4/24 at 100.00 870,039
405 (g) East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/24, (ETM)
No Opt. Call 405,820
2,000 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 2,015,562

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
214
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United
Zion Retirement Community, Series 2017A
:
$ 1,710 4.500%, 12/01/29 6/27 at 100.00 $ 1,606,999
500 5.000%, 12/01/32 6/27 at 100.00 467,842
1,775 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/41
5/30 at 100.00 1,454,994
1,000 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 965,074
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 986,680
1,000 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 1,022,746
1,355 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
4/24 at 100.00 1,357,295
5,160 (e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 516
5,160 (e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 516
6,055 (e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 605
5,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 5,017,026
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
500 5.500%, 6/30/39, (AMT) 12/32 at 100.00 562,944
3,000 5.750%, 12/31/62 - AGM Insured, (AMT) 12/32 at 100.00 3,360,474
3,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Green Series 2019A, 3.250%,
8/01/39, (AMT), 144A
8/24 at 100.00 2,262,798
2,690 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/29
11/25 at 100.00 2,720,449
8,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-143A, 5.450%, 4/01/51
4/33 at 100.00 8,473,480
Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Series 2017A
:
200 5.000%, 7/01/31 7/27 at 100.00 191,536
500 5.000%, 7/01/32 7/27 at 100.00 476,231
7,000 Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31
No Opt. Call 6,488,572
360 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Mast Community Charter School II Project, Series
2020A, 5.000%, 8/01/30
No Opt. Call 367,439

215
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 665 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/31
No Opt. Call $ 642,030
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
4/24 at 100.00 779,065
5,000 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/36
6/26 at 100.00 4,818,655
4,980 Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021, 4.000%,
5/15/41
5/28 at 103.00 3,987,115
Total Pennsylvania 101,434,912
Puerto Rico - 1.9%
23,500 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
4/24 at 18.90 4,442,856
3,975 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
4/24 at 100.00 3,976,463
200 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35, 144A
7/30 at 100.00 211,287
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
:
275 5.000%, 7/01/33, 144A 7/31 at 100.00 294,638
500 5.000%, 7/01/37, 144A 7/31 at 100.00 525,121
334 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 350,781
214 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 215,204
11,790 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
4/24 at 100.00 2,348,578
1,100 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.500%, 1/01/24
No Opt. Call 201,032
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD
:
2 (e) 3.957%, 1/01/24 7/20 at 100.00 525
6,015 (e) 5.000%, 1/01/24 No Opt. Call 1,505,151
1,000 (e) 5.000%, 1/01/24 No Opt. Call 199,499
3 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A, 3.957%, 7/01/42
4/24 at 100.00 795
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT
:
6,205 (e) 5.000%, 1/01/24 No Opt. Call 1,184,601
1,140 (e) 5.000%, 1/01/24 No Opt. Call 227,429
450 (e) 5.000%, 1/01/24 No Opt. Call 84,767
200 (e) 5.000%, 1/01/24 No Opt. Call 37,674
2 (e) 5.000%, 7/01/32 4/24 at 100.00 530
4 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 3.978%, 7/01/28
4/24 at 100.00 1,060
50 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 5.000%, 1/01/24
No Opt. Call 10,088
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
216
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 18,275 (e) 5.250%, 1/01/24 No Opt. Call $ 3,432,029
1,145 (e) 5.250%, 1/01/24 No Opt. Call 209,789
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
45 (e) 5.050%, 1/01/24 7/23 at 100.00 9,164
8,375 (e) 4.800%, 7/01/29 4/24 at 100.00 2,219,375
3,000 (e) 5.000%, 7/01/29 4/24 at 100.00 583,053
6,875 (e) 5.000%, 7/01/42 4/24 at 100.00 856,590
500 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016D-4-RSA-1, 7.500%, 1/01/24
No Opt. Call 76,278
2 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
5.375%, 1/01/24
6/23 at 100.00 525
635 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding Series
2005SS, 4.625%, 7/01/30
4/24 at 100.00 124,589
470 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2003NN,
5.500%, 1/31/24
No Opt. Call 87,382
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT
:
2,255 (e) 5.000%, 7/01/24 4/24 at 100.00 434,244
35 (e) 5.000%, 7/01/25 4/24 at 100.00 7,149
115 (e) 5.000%, 7/01/27 4/24 at 100.00 21,961
1,240 (e) 5.000%, 7/01/32 4/24 at 100.00 236,876
2,310 (e) 5.000%, 7/01/37 4/24 at 100.00 443,911
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
5,595 (e) 5.375%, 1/01/24 No Opt. Call 1,084,907
2,850 (e) 5.375%, 1/01/24 No Opt. Call 552,703
280 (e) 5.500%, 1/01/24 No Opt. Call 52,057
20 (e) 5.250%, 7/01/25 4/24 at 100.00 4,024
130 (e) 5.000%, 7/01/28 4/24 at 100.00 26,553
1,060 (e) 5.250%, 7/01/33 4/24 at 100.00 199,520
3,990 (e) 5.500%, 7/01/38 4/24 at 100.00 743,170
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA
:
975 (e) 5.250%, 1/01/24 No Opt. Call 180,447
2,000 (e) 5.250%, 7/01/24 4/24 at 100.00 374,018
2,140 (e) 5.250%, 7/01/27 4/24 at 100.00 408,572
9,660 (e) 5.250%, 7/01/28 4/24 at 100.00 1,909,196
7,020 (e) 5.250%, 7/01/29 4/24 at 100.00 1,390,140
6,135 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010BBB,
5.400%, 7/01/28
4/24 at 100.00 1,203,087
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC
:
2,100 (e) 5.000%, 7/01/24 4/24 at 100.00 401,754
400 (e) 4.625%, 7/01/25 4/24 at 100.00 77,846
50 (e) 5.000%, 7/01/25 4/24 at 100.00 9,784
1,995 (e) 5.250%, 7/01/27 4/24 at 100.00 368,617
490 (e) 5.000%, 7/01/28 4/24 at 100.00 93,526
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX
:
695 (e) 4.625%, 7/01/25 4/24 at 100.00 135,968
110 (e) 5.250%, 7/01/27 4/24 at 100.00 24,042
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010ZZ
:
4,320 (e) 5.250%, 1/01/24 No Opt. Call 848,229
350 (e) 5.000%, 7/01/24 4/24 at 100.00 66,804
1,260 (e) 5.250%, 7/01/24 4/24 at 100.00 231,934
1,000 (e) 5.250%, 7/01/25 4/24 at 100.00 187,627
1,090 (e) 5.000%, 7/01/28 4/24 at 100.00 208,583
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
730 (e) 7.000%, 7/01/33 4/24 at 100.00 122,349
3,415 (e) 6.750%, 7/01/36 4/24 at 100.00 579,717

217
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 745 (e) 7.000%, 7/01/43 4/24 at 100.00 $ 124,863
Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE
:
2,460 (e) 5.950%, 7/01/30 4/24 at 100.00 651,900
3,220 (e) 6.250%, 7/01/40 4/24 at 100.00 833,409
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
16,437 0.000%, 7/01/46 7/28 at 41.38 5,268,412
10,507 0.000%, 7/01/51 7/28 at 30.01 2,463,131
13,144 4.750%, 7/01/53 7/28 at 100.00 13,143,084
1,367 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Series 2019A-2B, 4.550%, 7/01/40
7/28 at 100.00 1,380,584
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
3,801 4.329%, 7/01/40 7/28 at 100.00 3,806,482
4,550 4.784%, 7/01/58 7/28 at 100.00 4,538,631
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
228 5.625%, 7/01/29 No Opt. Call 249,950
7,917 0.000%, 7/01/33 7/31 at 89.94 5,205,399
272 4.000%, 7/01/33 7/31 at 103.00 271,725
92 4.000%, 7/01/35 7/31 at 103.00 90,213
439 4.000%, 7/01/37 7/31 at 103.00 424,732
636 4.000%, 7/01/41 7/31 at 103.00 600,192
2,033 4.000%, 7/01/46 7/31 at 103.00 1,871,854
1,850 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 1,071,423
University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P
:
250 5.000%, 6/01/24 4/24 at 100.00 249,682
275 5.000%, 6/01/30 4/24 at 100.00 266,613
Total Puerto Rico 78,558,447
Rhode Island - 0.2%
8,010 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/31
9/26 at 100.00 7,900,367
Total Rhode Island 7,900,367
South Carolina - 0.2%
Richland County, South Carolina, Special Assessment Revenue Bonds,
Village at Sandhill Improvement District, Refunding Series 2021
:
1,000 3.625%, 11/01/31, 144A 11/26 at 103.00 872,466
1,270 3.750%, 11/01/36, 144A 11/26 at 103.00 1,034,405
3,550 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40, 144A
1/30 at 100.00 3,375,094
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A
:
100 4.500%, 8/15/25, 144A 2/25 at 100.00 98,525
500 5.125%, 8/15/35, 144A 2/25 at 100.00 468,415
1,200 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.000%, 6/15/29, 144A
12/26 at 100.00 1,215,944

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
218
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A
:
$ 200 4.000%, 6/15/31, 144A 6/29 at 100.00 $ 181,786
920 5.000%, 6/15/41, 144A 6/29 at 100.00 797,995
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A
:
325 6.125%, 6/15/33, 144A 6/31 at 100.00 335,161
940 6.750%, 6/15/43, 144A 6/31 at 100.00 960,803
125 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/28
6/26 at 100.00 128,961
Total South Carolina 9,469,555
Tennessee - 0.5%
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B
:
3,135 0.000%, 12/01/25, 144A No Opt. Call 2,859,281
3,245 0.000%, 12/01/26, 144A No Opt. Call 2,793,061
8,810 0.000%, 12/01/31, 144A No Opt. Call 5,669,596
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A
:
1,850 5.000%, 12/01/35, 144A 12/26 at 100.00 1,716,770
2,500 5.125%, 12/01/42, 144A 12/26 at 100.00 2,266,583
1,080 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27
6/26 at 100.00 1,039,375
1,190 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/36
4/27 at 100.00 1,215,645
Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project,
Series 2014
:
13,584 (e) 5.250%, 5/01/25, 144A 11/24 at 100.00 1,359
4,361 (e) 6.000%, 5/01/34, 144A 11/24 at 100.00 436
655 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call 568,947
The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A
:
4,000 (e) 6.500%, 6/01/27, 144A No Opt. Call 440,000
12,635 (e) 7.125%, 6/01/32, 144A 6/27 at 100.00 1,389,850
2,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 2,025,446
190 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 5.000%, 2/01/25
No Opt. Call 190,019
Total Tennessee 22,176,368
Texas - 10.1%
715 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29, 144A
No Opt. Call 730,090
Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 2 Project, Series 2022
:
250 5.000%, 9/01/28, 144A No Opt. Call 250,858
1,000 5.750%, 9/01/42, 144A 9/32 at 100.00 1,017,922

219
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 420 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.000%, 9/01/29, 144A
No Opt. Call $ 432,030
Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021
:
286 3.250%, 9/15/26, 144A No Opt. Call 268,190
500 3.750%, 9/15/31, 144A No Opt. Call 446,237
250 4.000%, 9/15/41, 144A 9/31 at 100.00 216,926
Anna, Texas, Special Assessment Revenue Bonds, The Woods and Lindsey
Place Public Improvement District Area 1 Project, Series 2023
:
440 4.875%, 9/15/30 No Opt. Call 445,029
900 5.625%, 9/15/43 9/31 at 100.00 914,535
255 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27
No Opt. Call 254,697
1,000 Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of  Argyle
Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A
No Opt. Call 1,005,926
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A
:
1,350 4.000%, 2/15/31 2/30 at 100.00 1,230,310
2,610 4.125%, 2/15/41 2/30 at 100.00 2,043,559
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A
:
630 5.000%, 2/15/32, 144A 2/30 at 100.00 606,165
1,500 6.000%, 2/15/42, 144A 2/30 at 100.00 1,455,139
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Magellan International School, Series 2022
:
1,245 5.500%, 6/01/32, 144A 6/29 at 103.00 1,320,463
5,085 6.000%, 6/01/42, 144A 6/29 at 103.00 5,359,313
600 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A,
4.550%, 8/15/28
8/27 at 100.00 595,751
Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 3A Project, Series 2021
:
335 2.500%, 9/01/26, 144A No Opt. Call 312,952
622 3.000%, 9/01/31, 144A 9/28 at 100.00 561,210
635 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 5.500%,
9/01/27, 144A
No Opt. Call 647,419
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
165 5.000%, 1/01/30 1/27 at 100.00 168,088
1,800 5.000%, 1/01/31 1/27 at 100.00 1,834,018
1,700 5.000%, 1/01/32 1/27 at 100.00 1,731,430
985 5.000%, 1/01/33 1/27 at 100.00 1,003,078
580 5.000%, 1/01/34 1/27 at 100.00 590,369
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding Second Tier Series 2017B
:
540 5.000%, 1/01/25 No Opt. Call 537,394
1,680 5.000%, 1/01/27 No Opt. Call 1,673,768
990 5.000%, 1/01/28 1/27 at 100.00 989,684
1,445 5.000%, 1/01/29 1/27 at 100.00 1,447,514
880 5.000%, 1/01/30 1/27 at 100.00 882,880
1,985 5.000%, 1/01/32 1/27 at 100.00 1,990,554
1,525 5.000%, 1/01/34 1/27 at 100.00 1,528,740

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
220
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 370 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 1, Series 2019, 4.000%, 11/01/29, 144A
No Opt. Call $ 362,181
800 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 2, Series 2022, 5.375%, 11/01/42, 144A
11/32 at 100.00 810,065
900 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call 722,202
Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021
:
285 4.125%, 9/01/26, 144A No Opt. Call 274,907
565 4.750%, 9/01/31, 144A No Opt. Call 530,329
1,645 5.000%, 9/01/41, 144A 9/31 at 100.00 1,547,196
Boyd Public Improvement District 1, Texas, Special Assessment Revenue
Bonds, Improvement Area 1 Project Series 2024
:
415 4.250%, 9/15/30, 144A No Opt. Call 414,758
1,010 5.125%, 9/15/43, 144A 9/31 at 100.00 1,009,353
Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021
:
130 2.000%, 9/01/27 9/26 at 100.00 120,923
135 2.000%, 9/01/28 9/26 at 100.00 123,633
140 2.125%, 9/01/29 9/26 at 100.00 127,136
145 2.250%, 9/01/30 9/26 at 100.00 130,832
150 2.250%, 9/01/31 9/26 at 100.00 133,350
315 2.250%, 9/01/33 9/26 at 100.00 272,391
335 2.500%, 9/01/35 9/26 at 100.00 288,789
540 2.500%, 9/01/38 9/26 at 100.00 428,522
595 2.750%, 9/01/41 9/26 at 100.00 457,589
1,090 Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phase 1 Project, Series 2018, 4.625%,
9/01/28, 144A
No Opt. Call 1,093,631
1,395 Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phases 2-7 Major Improvement Project, Series
2018, 5.000%, 9/01/28, 144A
No Opt. Call 1,409,670
Celina, Texas, Special Assessment Revenue Bonds, Celina Hills Public
Improvement District Project, Series 2022
:
248 4.375%, 9/01/27, 144A No Opt. Call 243,891
430 4.625%, 9/01/32, 144A No Opt. Call 426,439
215 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.125%, 9/01/39, 144A
9/29 at 100.00 196,077
145 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.125%,
9/01/28, 144A
No Opt. Call 146,121
Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows
Public Improvement District, Improvement Area 1 District Series 2023
:
685 4.500%, 9/01/30, 144A No Opt. Call 686,551
1,630 5.375%, 9/01/43, 144A 9/33 at 100.00 1,647,706
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 1 Project, Series 2021
:
150 3.250%, 9/01/26, 144A No Opt. Call 143,025
200 3.750%, 9/01/31, 144A No Opt. Call 184,352

221
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 2-3 Major Improvement Project, Series
2021
:
$ 225 4.750%, 9/01/31, 144A No Opt. Call $ 221,561
50 5.250%, 9/01/41, 144A 9/31 at 100.00 49,851
185 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27
9/26 at 100.00 183,447
205 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A
No Opt. Call 206,099
375 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Project, Series 2018, 5.000%, 9/01/28
No Opt. Call 380,007
Celina, Texas, Special Assessment Revenue Bonds, Hillside Village Public
Improvement District Project, Series 2022
:
225 2.750%, 9/01/27, 144A No Opt. Call 204,579
350 3.125%, 9/01/32, 144A 9/31 at 100.00 300,135
875 3.375%, 9/01/42, 144A 9/31 at 100.00 672,118
200 Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement Project,
Series 2015, 5.500%, 9/01/24
4/24 at 102.00 200,023
Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023
:
340 4.375%, 9/01/30, 144A No Opt. Call 339,893
1,225 5.125%, 9/01/43, 144A 9/33 at 100.00 1,206,916
1,010 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32
9/27 at 100.00 1,040,637
395 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Direct Improvement Project, Series 2022,
4.000%, 9/01/32, 144A
9/30 at 100.00 375,031
425 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/32
9/27 at 100.00 436,796
Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
:
450 5.750%, 9/01/30, 144A No Opt. Call 453,189
1,700 6.500%, 9/01/43, 144A 9/33 at 100.00 1,721,732
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East
Public Improvement District Phase 1 Project, Series 2022
:
250 3.250%, 9/01/27, 144A No Opt. Call 231,907
350 3.625%, 9/01/32, 144A 9/31 at 100.00 315,969
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022
:
174 2.875%, 9/01/27, 144A No Opt. Call 159,317
250 3.250%, 9/01/32, 144A 9/31 at 100.00 217,201
1,175 3.500%, 9/01/42, 144A 9/31 at 100.00 914,962
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021
:
250 3.500%, 9/01/26, 144A No Opt. Call 242,256
500 4.000%, 9/01/31, 144A No Opt. Call 478,028
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Phase 1 Project, Series 2021
:
200 2.750%, 9/01/26, 144A No Opt. Call 190,035
400 3.250%, 9/01/31, 144A No Opt. Call 364,773

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
222
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2016
:
$ 155 4.375%, 9/01/26, 144A 9/24 at 101.00 $ 153,737
100 5.000%, 9/01/36, 144A 9/24 at 101.00 99,367
Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 4 Project, Series
2021
:
120 2.500%, 9/01/26, 144A No Opt. Call 113,217
175 3.000%, 9/01/31, 144A No Opt. Call 155,554
500 3.375%, 9/01/41, 144A 9/31 at 100.00 407,977
Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022
:
170 4.500%, 9/01/27, 144A No Opt. Call 170,039
255 4.875%, 9/01/32, 144A No Opt. Call 259,406
City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022
:
367 4.375%, 9/15/27, 144A No Opt. Call 361,686
405 4.750%, 9/15/32, 144A No Opt. Call 403,164
1,050 5.250%, 9/15/42, 144A 9/32 at 100.00 1,028,950
City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022
:
295 5.125%, 9/15/27, 144A No Opt. Call 291,695
310 5.500%, 9/15/32, 144A No Opt. Call 310,570
750 6.000%, 9/15/42, 144A 9/32 at 100.00 758,735
780 City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018,
5.000%, 9/01/28
No Opt. Call 787,497
3,755 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 3,761,011
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Valor Education Foundation, Series 2023A
:
6,400 5.750%, 6/15/38, 144A 6/31 at 100.00 6,482,120
5,000 6.000%, 6/15/43, 144A 6/31 at 100.00 5,084,146
460 Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%,
9/01/28
9/24 at 102.00 471,205
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 2 Project, Series 2021
:
157 2.500%, 9/01/26, 144A No Opt. Call 146,864
475 3.000%, 9/01/31, 144A 9/29 at 100.00 419,219
1,050 3.250%, 9/01/41, 144A 9/29 at 100.00 818,110
Comal County Meyer Ranch Municipal Utility District, Texas, General
Obligation Bonds,  Road Series 2021
:
100 2.250%, 8/15/29 8/26 at 100.00 89,463
105 2.250%, 8/15/30 8/26 at 100.00 92,476
105 2.375%, 8/15/31 8/26 at 100.00 92,012
225 2.500%, 8/15/33 8/26 at 100.00 193,886
240 2.500%, 8/15/35 8/26 at 100.00 200,428
255 2.500%, 8/15/37 8/26 at 100.00 202,509
565 2.750%, 8/15/41 8/26 at 100.00 428,741
195 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 4.000%, 9/01/27
No Opt. Call 191,778

223
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Conroe Local Government Corporation, Texas, Hotel Revenue and
Contract Revenue Bonds, Subordinate Third Lien Series 2021C
:
$ 650 4.000%, 10/01/41 10/31 at 100.00 $ 650,143
700 4.000%, 10/01/46 10/31 at 100.00 666,360
550 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call 464,442
Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B
:
2,135 3.500%, 10/01/31 No Opt. Call 1,817,082
6,545 5.000%, 10/01/50 10/31 at 100.00 5,274,539
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Cartwright Ranch Public Improvement District Major Improvement Area
Project, Series 2021
:
200 4.125%, 9/15/26, 144A No Opt. Call 195,731
260 4.750%, 9/15/31, 144A No Opt. Call 252,071
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Crandall Carwright Ranch Public Improvement District Improvement Area
1 Project, Series 2021
:
321 3.375%, 9/15/26, 144A No Opt. Call 308,281
205 4.000%, 9/15/31, 144A No Opt. Call 196,070
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Improvement Area 1 Project,
Series 2022
:
512 5.375%, 9/15/27, 144A No Opt. Call 517,740
530 5.500%, 9/15/32, 144A No Opt. Call 556,258
273 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential, Major
Improvement Area Project, Series 2022, 6.125%, 9/15/32, 144A
No Opt. Call 280,500
305 (g) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.000%, 9/01/24, (ETM)
No Opt. Call 306,225
East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022
:
215 5.000%, 9/01/24 No Opt. Call 214,871
225 5.000%, 9/01/25 No Opt. Call 225,614
235 5.000%, 9/01/26 No Opt. Call 236,868
245 5.000%, 9/01/27 No Opt. Call 248,232
255 5.000%, 9/01/28 No Opt. Call 259,687
265 5.000%, 9/01/29 9/28 at 100.00 270,019
280 5.000%, 9/01/30 9/28 at 100.00 285,408
290 5.000%, 9/01/31 9/28 at 100.00 296,034
305 5.000%, 9/01/32 9/28 at 100.00 311,390
Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022
:
500 4.875%, 8/15/27, 144A No Opt. Call 498,378
778 5.250%, 8/15/32, 144A No Opt. Call 794,491
1,630 5.875%, 8/15/42, 144A 8/32 at 100.00 1,647,810
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Monterra Public Improvement District Improvement Area 2, Series 2024
:
571 4.500%, 8/15/31, 144A No Opt. Call 564,355
1,000 5.375%, 8/15/44, 144A 8/34 at 100.00 978,453
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2A & 3A2, Series 2022
:
243 3.750%, 8/15/27, 144A No Opt. Call 236,409
587 4.000%, 8/15/32, 144A 8/30 at 100.00 565,330

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
224
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019
:
$ 75 3.125%, 8/15/24, 144A No Opt. Call $ 74,375
510 3.500%, 8/15/29, 144A 8/27 at 100.00 482,146
110 4.000%, 8/15/39, 144A 8/27 at 100.00 99,792
Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021
:
500 2.625%, 9/01/26, 144A No Opt. Call 472,475
750 3.250%, 9/01/31, 144A No Opt. Call 685,321
Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022
:
450 3.625%, 9/15/27, 144A No Opt. Call 434,282
415 3.875%, 9/15/32, 144A 9/30 at 100.00 392,466
1,250 4.125%, 9/15/42, 144A 9/30 at 100.00 1,118,742
785 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
4/24 at 100.00 785,791
Hackberry, Texas, Combination Special Assessment and Contract Revenue
Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017
:
295 4.000%, 9/01/24 No Opt. Call 294,279
310 4.000%, 9/01/25 No Opt. Call 308,876
335 4.000%, 9/01/27 No Opt. Call 335,765
485 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public
Improvement District 3 Phase 13-16 Project, Refunding & Improvement
Series 2017, 4.500%, 9/01/27
No Opt. Call 486,473
600 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the
Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%,
9/01/27
No Opt. Call 595,990
1,400 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/28
4/24 at 100.00 1,394,192
Harris County Municipal Utility District 213A, Texas, General Obligation
Bonds, Series 2021
:
100 2.000%, 4/01/27 No Opt. Call 91,140
100 2.000%, 4/01/28 No Opt. Call 89,132
100 2.250%, 4/01/29 No Opt. Call 88,358
100 2.250%, 4/01/30 4/29 at 100.00 87,230
100 2.375%, 4/01/31 4/29 at 100.00 86,268
250 2.500%, 4/01/33 4/29 at 100.00 210,951
250 2.500%, 4/01/35 4/29 at 100.00 201,786
300 2.500%, 4/01/37 4/29 at 100.00 227,888
300 2.750%, 4/01/39 4/29 at 100.00 219,728
325 3.000%, 4/01/41 4/29 at 100.00 242,984
Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019
:
100 3.250%, 9/01/24, 144A No Opt. Call 99,056
435 3.625%, 9/01/29, 144A No Opt. Call 412,193
150 4.125%, 9/01/39, 144A 9/29 at 100.00 137,254
1,190 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
6.250%, 9/15/27
9/25 at 100.00 1,199,211
3,360 Hemphill County Hospital District, Texas, General Obligation Bonds,
Series 2019, 5.250%, 2/01/32
2/29 at 100.00 3,433,069
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Refunding Junior Lien Series 2022B
:

225
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 5,805 0.000%, 12/01/45 12/31 at 56.27 $ 1,845,595
2,945 0.000%, 12/01/46 12/31 at 53.69 881,596
Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011
:
1,250 6.500%, 7/15/30, (AMT) 4/24 at 100.00 1,250,804
2,000 6.625%, 7/15/38, (AMT) 4/24 at 100.00 2,001,288
240 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 240,723
Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Cottonwood Creek Public Improvement Area 1 Project Series 2021
:
196 2.500%, 9/01/26, 144A No Opt. Call 183,778
400 3.125%, 9/01/31, 144A 9/29 at 100.00 361,777
1,100 3.500%, 9/01/41, 144A 9/29 at 100.00 889,711
Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021
:
176 2.750%, 9/01/26, 144A No Opt. Call 166,034
400 3.500%, 9/01/31, 144A 9/29 at 100.00 365,715
1,165 3.875%, 9/01/41, 144A 9/29 at 100.00 999,264
Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 1 Project Series 2021
:
216 2.625%, 9/01/26, 144A No Opt. Call 203,629
210 3.250%, 9/01/31, 144A 9/29 at 100.00 189,582
550 3.625%, 9/01/41, 144A 9/29 at 100.00 462,515
Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 2 Project Series 2023
:
270 4.500%, 9/01/30, 144A No Opt. Call 273,441
870 5.250%, 9/01/43, 144A 9/31 at 100.00 885,088
Intercontinental Crossing Municipal Utility District, Harris County, Texas,
General Obligation Bonds, Series 2021
:
100 4.000%, 9/01/24 No Opt. Call 99,573
100 4.000%, 9/01/25 No Opt. Call 99,480
105 4.000%, 9/01/26 No Opt. Call 104,767
110 2.000%, 9/01/27 9/26 at 100.00 99,536
115 2.000%, 9/01/28 9/26 at 100.00 101,838
115 2.250%, 9/01/29 9/26 at 100.00 101,581
120 2.250%, 9/01/30 9/26 at 100.00 104,761
125 2.375%, 9/01/31 9/26 at 100.00 107,992
Joshua Farms Municipal Management District 1, Johnson County, Texas,
Special Assessment Revenue Bonds, Improvement Areas 1-2 Project
Series 2023
:
500 4.375%, 9/01/30, 144A No Opt. Call 500,063
1,600 5.250%, 9/01/43, 144A 9/31 at 100.00 1,590,917
Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 2 Project,
Series 2018
:
550 2.500%, 9/01/26, 144A No Opt. Call 518,553
485 3.000%, 9/01/31, 144A No Opt. Call 433,634
Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 2A-2B Project, Series 2021
:
235 5.125%, 9/15/28 No Opt. Call 236,447
730 5.625%, 9/15/42 9/32 at 100.00 745,824
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021
:
379 2.750%, 9/01/26, 144A No Opt. Call 364,110

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
226
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,000 3.750%, 9/01/41, 144A 9/31 at 100.00 $ 1,691,609
680 Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public
Improvement District Improvement Area 1 Project, Series 2023, 5.500%,
9/01/43, 144A
9/33 at 100.00 686,093
Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North  Public
Improvement District Major Improvement Area 1 Project, Series 2022
:
509 3.625%, 9/01/27, 144A No Opt. Call 494,923
505 3.875%, 9/01/32, 144A 9/30 at 100.00 481,711
1,250 4.125%, 9/01/41, 144A 9/30 at 100.00 1,135,167
Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North  Public
Improvement District Major Improvement Project, Series 2022
:
220 4.125%, 9/01/27, 144A No Opt. Call 215,322
225 4.375%, 9/01/32, 144A 9/30 at 100.00 220,494
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023, 5.750%,
9/01/43, 144A
9/33 at 100.00 2,013,354
345 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019, 4.250%,
9/01/29, 144A
No Opt. Call 340,550
235 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 2 Project, Series 2023, 5.750%,
9/01/30, 144A
No Opt. Call 241,150
Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022
:
405 4.375%, 9/01/27 No Opt. Call 401,045
535 4.750%, 9/01/32 No Opt. Call 536,631
16,600 Lakeside Place Public Facility Corporation, Texas, Multifamily Housing
Revenue Bonds, Torrey Chase Apartments, Series 2021, 3.480%,
12/15/39, 144A
12/31 at 100.00 12,796,562
Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2022
:
500 3.500%, 9/15/27, 144A No Opt. Call 477,290
1,000 3.875%, 9/15/32, 144A No Opt. Call 939,552
3,000 4.000%, 9/15/42, 144A 9/32 at 100.00 2,636,842
Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Area 1 Project, Series 2019
:
110 3.500%, 9/15/24, 144A No Opt. Call 109,034
365 3.750%, 9/15/29, 144A No Opt. Call 344,604
Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Areas 2-3 Project, Series 2022
:
200 5.250%, 9/15/28, 144A No Opt. Call 201,446
1,500 5.875%, 9/15/42, 144A 9/32 at 100.00 1,548,514
255 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
4.375%, 9/15/29, 144A
No Opt. Call 253,217
Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017
:
830 4.125%, 9/01/28, 144A 9/26 at 100.00 809,758
50 4.750%, 9/01/37, 144A 9/26 at 100.00 48,150
825 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1, 5.000%,
12/01/41
6/26 at 103.00 762,674
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Improvement Areas 1 &
2 Project, Series 2022
:

227
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 555 2.625%, 9/01/27, 144A No Opt. Call $ 520,107
750 3.125%, 9/01/32, 144A No Opt. Call 675,226
2,200 3.375%, 9/01/42, 144A 9/32 at 100.00 1,718,900
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement Area
Project, Series 2022
:
145 3.500%, 9/01/27, 144A No Opt. Call 136,912
275 3.875%, 9/01/32, 144A No Opt. Call 251,557
650 4.125%, 9/01/42, 144A 9/32 at 100.00 557,410
Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022
:
150 3.250%, 9/01/27, 144A No Opt. Call 141,495
205 3.500%, 9/01/32, 144A No Opt. Call 183,341
530 3.750%, 9/01/42, 144A 9/32 at 100.00 427,974
Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Improvement Area 3 Project, Series 2021
:
168 2.375%, 9/01/26, 144A No Opt. Call 155,831
300 2.875%, 9/01/31, 144A 9/29 at 100.00 259,128
725 3.125%, 9/01/41, 144A 9/29 at 100.00 545,173
345 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%,
9/01/27, 144A
No Opt. Call 350,607
250 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A
No Opt. Call 250,611
370 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.125%, 9/15/30, 144A
No Opt. Call 361,066
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Improvement Area 1-2 Project, Series 2021
:
210 2.500%, 9/15/26, 144A No Opt. Call 193,429
300 3.125%, 9/15/31, 144A No Opt. Call 260,246
740 3.500%, 9/15/41, 144A 9/31 at 100.00 580,420
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Major Improvement Area Project, Series 2021
:
215 3.125%, 9/15/26, 144A No Opt. Call 198,856
315 3.750%, 9/15/31, 144A No Opt. Call 278,103
530 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District, Improvement Area 3, Series 2023, 5.250%, 9/15/43,
144A
9/31 at 100.00 530,996
245 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call 246,433
250 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Neighborhood Improvement
Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A
No Opt. Call 247,972
Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021
:
293 3.375%, 9/01/26, 144A No Opt. Call 278,179
500 3.875%, 9/01/31, 144A No Opt. Call 457,672
100 4.125%, 9/01/41, 144A 9/31 at 100.00 88,875
Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021
:
160 4.125%, 9/01/26, 144A No Opt. Call 154,508

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
228
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 200 4.625%, 9/01/31, 144A No Opt. Call $ 187,384
500 4.875%, 9/01/41, 144A 9/31 at 100.00 452,447
50 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
4/24 at 100.00 50,000
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 2 Project, Series 2019
:
75 3.500%, 9/15/24, 144A No Opt. Call 74,427
420 3.750%, 9/15/29, 144A No Opt. Call 403,496
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 3 Project, Series 2021
:
110 2.625%, 9/15/26, 144A No Opt. Call 102,642
240 3.125%, 9/15/31, 144A No Opt. Call 211,088
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 4 Project, Series 2022
:
425 5.000%, 9/15/27, 144A No Opt. Call 424,128
500 5.375%, 9/15/32, 144A No Opt. Call 508,804
46 (e) Mesquite Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%,
2/15/24
No Opt. Call 457
290 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 1 Project, Series 2018, 4.750%,
9/01/28, 144A
No Opt. Call 292,854
215 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project, Series
2018, 5.125%, 9/01/28, 144A
No Opt. Call 219,068
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
170 5.000%, 9/15/24, 144A No Opt. Call 169,940
600 5.250%, 9/15/29, 144A No Opt. Call 607,131
Mesquite, Texas, Special Assessment Bonds, Solterra Public Improvement
District Improvement Area C-1 Projects, Series 2023
:
400 4.625%, 9/01/30, 144A No Opt. Call 402,522
855 5.375%, 9/01/43, 144A 9/33 at 100.00 861,758
Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023
:
1,000 4.750%, 9/01/30, 144A No Opt. Call 1,002,317
1,300 5.500%, 9/01/43, 144A 9/33 at 100.00 1,305,927
Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series 2021
:
430 2.875%, 9/15/26, 144A No Opt. Call 405,782
410 3.500%, 9/15/31, 144A No Opt. Call 374,070
1,105 3.875%, 9/15/41, 144A 9/31 at 100.00 929,330
235 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Major Improvement Area Project, Series 2021,
4.125%, 9/15/31, 144A
No Opt. Call 224,455
Missouri City Management District 1, Fort Bend County, Texas, General
Obligation  Bonds, Road Series 2021
:
105 2.000%, 9/01/24 No Opt. Call 103,763
110 2.000%, 9/01/25 No Opt. Call 106,163
115 2.000%, 9/01/26 No Opt. Call 108,853
120 2.000%, 9/01/27 No Opt. Call 111,549
125 2.000%, 9/01/28 9/27 at 100.00 114,617
130 2.000%, 9/01/29 9/27 at 100.00 117,449
135 2.250%, 9/01/30 9/27 at 100.00 122,023

229
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 140 2.250%, 9/01/31 9/27 at 100.00 $ 124,711
295 2.250%, 9/01/33 9/27 at 100.00 255,731
315 2.375%, 9/01/35 9/27 at 100.00 267,711
340 2.500%, 9/01/37 9/27 at 100.00 278,705
365 2.500%, 9/01/39 9/27 at 100.00 283,355
395 2.750%, 9/01/41 9/27 at 100.00 304,970
Mustang Ridge, Travis and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Durango Public Improvement District Improvement Area
1 Series 2023
:
365 5.250%, 9/01/30, 144A No Opt. Call 369,654
730 6.125%, 9/01/43, 144A 9/31 at 100.00 748,647
New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement District
Improvement Area 1 Project, Series 2021
:
225 3.625%, 9/01/26, 144A No Opt. Call 214,238
350 4.250%, 9/01/31, 144A No Opt. Call 328,749
635 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%,
8/15/29, 144A
8/24 at 100.00 635,907
New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A
:
460 3.375%, 8/15/29, 144A 8/24 at 100.00 427,213
80 5.000%, 8/15/39, 144A 8/24 at 100.00 79,234
670 5.000%, 8/15/49, 144A 8/24 at 100.00 630,528
1,575 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series 2020A,
3.000%, 8/15/30, 144A
8/25 at 103.00 1,398,563
330 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 254,530
2,135 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 1,763,205
20,332 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 7,623,832
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
14,725 5.000%, 1/01/32 1/28 at 103.00 13,761,221
38,930 5.250%, 1/01/42 1/28 at 103.00 32,937,832
18,500 5.500%, 1/01/57 1/28 at 103.00 15,233,046
690 (g) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A,
5.000%, 4/01/24, (ETM)
No Opt. Call 690,000
355 (g) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A,
5.000%, 4/01/36, (Pre-refunded 4/01/26)
4/26 at 100.00 367,095
2,350 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/29
4/24 at 100.00 2,350,574

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
230
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 430 (g) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville III, L.L.C. - Tarleton State University Project, Series 2015A,
5.000%, 4/01/24, (ETM)
No Opt. Call $ 430,000
305 (g) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/24, (ETM)
No Opt. Call 305,000
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
480 (e) 5.000%, 7/01/24 No Opt. Call 445,200
788 (e) 3.000%, 7/01/28 No Opt. Call 730,371
13,500 (e) 5.000%, 7/01/30 7/25 at 100.00 12,521,250
850 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015B, 4.625%, 7/01/28
No Opt. Call 788,801
North Hays County Municipal Utility District 1, Texas, General Obligation
Bonds, Unlimited Tax Series 2021
:
280 2.250%, 8/15/34 - BAM Insured 8/26 at 100.00 233,171
450 2.250%, 8/15/35 - BAM Insured 8/26 at 100.00 367,828
480 2.250%, 8/15/37 - BAM Insured 8/26 at 100.00 371,714
995 2.500%, 8/15/39 - BAM Insured 8/26 at 100.00 752,554
1,040 2.500%, 8/15/41 - BAM Insured 8/26 at 100.00 756,606
1,315 2.500%, 8/15/44 - BAM Insured 8/26 at 100.00 906,470
805 2.625%, 8/15/47 - BAM Insured 8/26 at 100.00 541,929
North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021
:
300 3.000%, 9/15/26, 144A No Opt. Call 285,128
800 3.625%, 9/15/31, 144A No Opt. Call 727,638
650 4.000%, 9/15/41, 144A 9/31 at 100.00 564,685
7,000 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
4.750%, 9/15/41, 144A
9/31 at 100.00 6,680,963
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone A Project, Series 2019
:
120 4.875%, 9/01/25, 144A No Opt. Call 119,352
265 5.250%, 9/01/30, 144A No Opt. Call 266,370
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone B Project, Series 2019
:
115 4.500%, 9/01/25, 144A No Opt. Call 114,292
351 4.875%, 9/01/30, 144A No Opt. Call 348,982
175 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 2.500%,
9/01/25, 144A
No Opt. Call 168,857
Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Wildridge Public Imporvement District 1 Improvement Area 3 Project,
Series 2019
:
35 3.125%, 9/01/24, 144A No Opt. Call 34,679
205 3.500%, 9/01/29, 144A No Opt. Call 193,992
570 4.000%, 9/01/39, 144A 9/29 at 100.00 519,694
410 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022,
4.875%, 9/15/27, 144A
No Opt. Call 407,170

231
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 370 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022,
4.875%, 9/15/27, 144A
No Opt. Call $ 367,446
Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022
:
558 4.875%, 9/15/27, 144A No Opt. Call 557,115
912 5.125%, 9/15/32, 144A 9/30 at 100.00 928,989
Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022
:
618 5.375%, 9/15/27, 144A No Opt. Call 619,868
500 5.625%, 9/15/32, 144A No Opt. Call 514,878
1,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Haggard Farm Public Improvement District Major Improvement
Area Project Series 2023, 8.250%, 9/15/43, 144A
9/33 at 100.00 1,321,365
150 Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement
District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27
No Opt. Call 148,362
13,470 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
4/24 at 102.05 11,553,562
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020
:
4,900 3.625%, 1/01/35, (AMT), 144A 4/24 at 101.00 4,266,706
12,380 4.000%, 1/01/50, (AMT), 144A 4/24 at 101.00 9,823,519
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A
:
1,075 2.125%, 1/01/28, (AMT), 144A 4/24 at 103.00 973,623
800 2.250%, 1/01/29, (AMT), 144A 4/24 at 103.00 709,265
800 2.625%, 1/01/31, (AMT), 144A 4/24 at 103.00 689,783
8,605 2.750%, 1/01/36, (AMT), 144A 4/24 at 103.00 6,729,712
7,215 2.875%, 1/01/41, (AMT), 144A 4/24 at 103.00 5,203,817
6,250 3.000%, 1/01/50, (AMT), 144A 4/24 at 103.00 4,073,142
Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022
:
439 4.250%, 9/01/27 No Opt. Call 435,319
460 4.750%, 9/01/32 9/30 at 100.00 465,434
Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public
Improvement District Phase 2 & 3 Project, Series 2021
:
75 2.500%, 9/01/26, 144A No Opt. Call 70,017
148 3.000%, 9/01/31, 144A 9/29 at 100.00 131,533
350 3.375%, 9/01/41, 144A 9/29 at 100.00 275,103
Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District 1 Project, Series 2022
:
360 4.250%, 9/01/27, 144A No Opt. Call 356,197
400 4.750%, 9/01/32, 144A No Opt. Call 404,573
500 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District Improvement Area 2 Project, Series 2023, 4.500%,
9/01/30, 144A
No Opt. Call 498,054
2,500 Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Improvement Area 1 Project, Series 2023, 7.000%,
9/01/43, 144A
9/33 at 100.00 2,553,857
Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019
:
160 3.750%, 9/01/24, 144A No Opt. Call 158,844

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
232
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 540 4.000%, 9/01/29, 144A No Opt. Call $ 521,833
465 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call 467,981
Princeton, Texas, Special Assessment Revenue Bonds, Winchester Public
Improvement District Phase 3 & 4 Project, Series 2021
:
161 2.375%, 9/01/26, 144A No Opt. Call 149,639
215 2.875%, 9/01/31, 144A 9/30 at 100.00 189,143
550 3.250%, 9/01/41, 144A 9/30 at 100.00 419,883
1,125 (e) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.293%, 6/15/23
12/22 at 100.00 675,000
35 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 4.900%,
9/15/24
4/24 at 102.00 34,866
Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Parkside Village Public improvement District Project, Series 2019
:
85 3.250%, 9/15/24, 144A No Opt. Call 84,185
530 3.625%, 9/15/29, 144A No Opt. Call 504,429
315 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Phase 1B
Project, Series 2019, 3.875%, 9/15/29, 144A
9/27 at 100.00 302,595
370 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Project,
Series 2017, 4.250%, 9/15/28, 144A
9/27 at 100.00 369,347
555 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.125%, 9/15/29, 144A
9/27 at 100.00 545,269
Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 3 Project,
Series 2022
:
476 4.750%, 9/15/27, 144A No Opt. Call 470,409
736 5.125%, 9/15/32, 144A No Opt. Call 745,756
2,216 5.625%, 9/15/42, 144A 9/32 at 100.00 2,208,870
525 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 4.750%, 9/15/28, 144A
9/27 at 100.00 530,078
Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 1 Project, Series 2020
:
50 3.125%, 9/15/25, 144A No Opt. Call 48,490
225 3.625%, 9/15/30, 144A No Opt. Call 207,937
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 2 Project, Series 2022
:
240 4.875%, 9/15/27, 144A No Opt. Call 239,619
300 5.250%, 9/15/32, 144A No Opt. Call 306,226
450 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 466,322
660 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 5.625%, 9/15/42,
144A
9/32 at 100.00 679,742
720 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 6.875%, 9/15/42,
144A
9/32 at 100.00 743,308

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 265 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A, 5.000%,
10/01/31
No Opt. Call $ 254,433
San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2019
:
220 4.500%, 9/01/24, 144A No Opt. Call 219,755
1,270 5.000%, 9/01/29, 144A 9/28 at 100.00 1,277,683
380 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2024, 4.875%, 9/01/30, 144A
No Opt. Call 380,251
San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement District,
Series 2020
:
300 3.750%, 9/01/27, 144A No Opt. Call 287,838
500 4.000%, 9/01/32, 144A No Opt. Call 476,728
Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022
:
240 4.375%, 9/01/27, 144A No Opt. Call 235,213
295 4.625%, 9/01/32, 144A No Opt. Call 290,948
650 4.875%, 9/01/42, 144A 9/32 at 100.00 622,130
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A
:
3,270 6.000%, 11/15/27 5/27 at 100.00 3,360,220
3,095 6.750%, 11/15/47 5/27 at 100.00 3,207,850
945 (e) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere
Project, Series 2015A, 5.000%, 11/15/25
No Opt. Call 25,515
205 (d) Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Series 2006B, 4.446%, 12/15/26 (TSFR3M*0.67%
reference rate + 0.700% spread)
3/24 at 100.00 204,198
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
1,890 5.375%, 6/30/39, (AMT) 6/28 at 103.00 2,032,146
1,000 5.500%, 6/30/40, (AMT) 6/28 at 103.00 1,076,767
760 5.500%, 6/30/43, (AMT) 6/28 at 103.00 815,251
390 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016, 5.000%, 12/31/50, (AMT)
12/25 at 100.00 386,931
10,000 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 10,128,018
11,615 Texas State Department of Housing and Community Affairs, Multifamily
Housing Revenue Bonds, East Texas Pines Apartments, Custodial Receipts
CR-021-2006, 5.800%, 10/01/46, (AMT), (Mandatory Put 4/01/24), 144A
4/24 at 100.00 11,672,909
450 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series 2018,
5.125%, 9/01/28
No Opt. Call 455,859
Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022
:
400 4.375%, 9/15/27, 144A No Opt. Call 393,460
500 4.750%, 9/15/32, 144A No Opt. Call 497,048
1,000 5.250%, 9/15/42, 144A 9/32 at 100.00 978,812

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
234
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Bella Fortuna Public Improvement District, Series 2024
:
$ 655 4.500%, 9/01/31, 144A, (WI/DD) No Opt. Call $ 652,591
845 5.375%, 9/01/44, 144A, (WI/DD) 9/32 at 100.00 840,867
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Turner's Crossing Public Improvement District Area1
Project, Series 2022
:
300 4.375%, 9/01/27, 144A No Opt. Call 298,752
300 4.750%, 9/01/32, 144A No Opt. Call 302,924
945 Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue
Bonds, Watermill Public Improvement District, Series 2022, 5.875%,
9/01/32, 144A
No Opt. Call 993,540
Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series
2021
:
425 5.000%, 9/01/31 No Opt. Call 452,461
425 4.000%, 9/01/32 9/31 at 100.00 424,966
755 3.000%, 9/01/34 9/31 at 100.00 672,098
280 4.000%, 9/01/35 9/31 at 100.00 272,760
Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022
:
691 5.625%, 9/15/28, 144A No Opt. Call 694,256
2,394 6.250%, 9/15/42, 144A 9/32 at 100.00 2,427,910
Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Patriot
Estates Public Improvement District, Series 2021
:
188 2.625%, 9/15/26, 144A No Opt. Call 176,081
250 3.125%, 9/15/31, 144A 9/29 at 100.00 223,651
440 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #2
Project, Series 2018, 4.500%, 9/01/27
No Opt. Call 441,668
Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #3
Project, Series 2024
:
500 4.750%, 9/01/30, 144A No Opt. Call 500,533
1,220 5.625%, 9/01/43, 144A 9/34 at 100.00 1,224,535
Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015
:
900 5.500%, 9/01/25 No Opt. Call 893,777
1,840 6.125%, 9/01/35 9/25 at 100.00 1,847,329
2,025 6.250%, 9/01/40 9/25 at 100.00 2,027,943
Total Texas 413,554,226
Utah - 1.0%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
560 3.250%, 3/01/31, 144A 9/26 at 103.00 508,515
1,835 3.500%, 3/01/36, 144A 9/26 at 103.00 1,593,276
2,015 (e) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A
12/27 at 100.00 1,994,561
3,935 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 3,842,596
2,505 Coral Junction Public Infrastructure District 1, Utah, Special Assessment
Bonds, Coral Junction Assessment Area, Series 2022A-2, 5.500%, 6/01/41,
144A
6/27 at 103.00 2,439,859

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah (continued)
$ 1,345 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 $ 1,347,722
Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2
:
4,730 4.000%, 6/01/36 9/26 at 103.00 4,151,848
8,580 4.000%, 6/01/41 9/26 at 103.00 7,095,155
8,270 4.000%, 6/01/52 9/26 at 103.00 6,102,183
3,670 Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax General
Obligation and Sales Tax Revenue Bonds, Series 2023A, 6.750%, 7/01/35,
144A
7/28 at 103.00 3,760,787
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A
:
290 3.500%, 6/15/24, 144A No Opt. Call 289,355
1,660 5.000%, 6/15/29, 144A 6/27 at 102.00 1,681,105
2,115 5.000%, 6/15/34, 144A 6/27 at 102.00 2,127,350
475 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/39, 144A
12/29 at 100.00 451,175
1,245 Utah Charter School Finance Authority, Revenue Bonds, Beehive Science
& Technology Academy, Series 2021A, 4.000%, 10/15/31, 144A
10/28 at 100.00 1,150,604
1,360 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A
No Opt. Call 1,362,781
1,130 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36,
144A
2/26 at 100.00 1,116,004
1,350 Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner
Academy Project, Series 2019A, 5.000%, 6/15/39, 144A
6/27 at 100.00 1,290,329
Total Utah 42,305,205
Virgin Islands - 0.6%
445 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
4/24 at 100.00 424,772
225 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/24, 144A
No Opt. Call 224,738
470 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24, 144A
No Opt. Call 468,974
5,785 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call 5,574,231
6,080 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 6,033,700
420 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 418,295
4,810 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
4/24 at 100.00 4,548,318
4,545 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022, 5.875%, 10/01/32, (AMT), 144A
10/29 at 104.00 4,253,563
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT), 144A
10/29 at 104.00 985,888
Total Virgin Islands 22,932,479

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
236
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 0.7%
Ballston Quarter Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2016A
:
$ 505 5.000%, 3/01/26 No Opt. Call $ 492,248
1,920 5.125%, 3/01/31 3/27 at 100.00 1,767,688
2,730 (e) Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 2.750%, 11/01/29, 144A
11/24 at 100.00 1,976,290
180 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25,
144A
No Opt. Call 179,946
Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022
:
815 4.000%, 3/01/32, 144A 3/27 at 103.00 753,890
3,332 4.250%, 3/01/42, 144A 3/27 at 103.00 2,854,827
25 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 23,978
1,270 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024C-2,
5.500%, 12/01/28
12/24 at 100.00 1,280,702
1,900 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024C-3,
5.250%, 12/01/27
12/24 at 100.00 1,915,424
4,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023B-1, 6.250%, 9/01/30
9/26 at 100.00 4,161,025
7,500 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023B-2, 5.750%, 9/01/30
9/26 at 100.00 7,804,123
4,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023B-3, 5.375%, 9/01/29
9/26 at 100.00 4,163,557
105 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Regent University Project, Series 2021, 4.000%, 6/01/46
6/31 at 100.00 92,793
1,195 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A
No Opt. Call 1,223,828
100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 101,186
345 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
4/24 at 100.00 330,716
Total Virginia 29,122,221
Washington - 0.4%
960 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A,
4.250%, 12/01/25
No Opt. Call 948,430
Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007
:
1,085 5.500%, 6/01/27, (AMT) 4/24 at 100.00 1,085,049
1,500 5.600%, 6/01/37, (AMT) 4/24 at 100.00 1,438,042
805 Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase I
Project, Series 2016A, 3.550%, 10/01/46
10/26 at 100.00 743,506

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 190 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
4/24 at 100.00 $ 186,657
5,000 (c) Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Tender Option Bonds Trust 2015-XF1017, 6.928%,
1/01/35, 144A, (IF)
7/24 at 100.00 5,002,546
345 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A,
4.000%, 7/01/26, 144A
7/24 at 102.00 334,671
620 (g) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25,
(ETM), 144A
No Opt. Call 627,540
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 958,454
Washington State Housing Finance Commission, Nonprofit Refunding
Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016
:
2,910 5.000%, 7/01/31, 144A 7/26 at 100.00 2,808,582
2,000 5.000%, 7/01/36, 144A 7/26 at 100.00 1,828,081
Total Washington 15,961,558
West Virginia - 0.3%
1,500 Glenville State College, West Virginia, Revenue Bonds, Refunding &
Improvement Series 2017, 4.500%, 6/01/32
6/27 at 100.00 1,440,417
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A
:
840 4.500%, 6/01/27, 144A No Opt. Call 842,552
4,745 5.750%, 6/01/43, 144A 6/27 at 100.00 4,867,869
210 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43, 144A
6/31 at 100.00 186,678
12,230 (h) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement and Refunding Series
2023B, 0.000%, 6/01/53, 144A
6/28 at 29.69 2,726,216
500 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.250%, 6/01/42, 144A
6/31 at 100.00 406,120
1,530 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 1,267,741
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/36
1/29 at 100.00 1,010,615
Total West Virginia 12,748,208
Wisconsin - 6.1%
3,075 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 3,075,311
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
Public Schools, Series 2017
:
300 5.000%, 11/15/31 11/26 at 100.00 313,102
190 5.000%, 11/15/33 11/26 at 100.00 198,103

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
238
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 170 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 4.250%, 6/15/31, 144A
6/29 at 100.00 $ 160,291
3,360 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas 2 Project, Series 2019A,
5.000%, 7/15/49, 144A
7/27 at 100.00 3,149,148
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A
:
275 4.250%, 6/15/31, 144A 6/29 at 100.00 247,614
895 5.000%, 6/15/41, 144A 6/29 at 100.00 781,430
400 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/36, 144A
6/27 at 100.00 359,450
335 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A, 5.375%, 6/01/37, 144A
6/30 at 100.00 338,560
75 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%,
2/01/26, 144A
No Opt. Call 74,372
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A
:
845 4.000%, 6/15/29, 144A 6/26 at 100.00 809,271
390 5.000%, 6/15/39, 144A 6/26 at 100.00 363,957
710 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 688,036
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Discovery Charter School Project, Series 2022A
:
2,225 6.500%, 6/01/42, 144A 6/30 at 100.00 2,235,936
1,365 6.500%, 6/01/47, 144A 6/30 at 100.00 1,355,156
995 6.625%, 6/01/52, 144A 6/30 at 100.00 992,991
525 6.750%, 6/01/62, 144A 6/30 at 100.00 525,458
280 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A
No Opt. Call 274,719
1,175 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%,
7/15/32
4/24 at 100.00 1,175,759
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2023A
:
250 5.750%, 7/01/33, 144A 7/28 at 103.00 260,797
325 6.375%, 7/01/43, 144A 7/28 at 103.00 336,670
650 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/31, 144A
1/28 at 100.00 653,919
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A
:
750 4.375%, 4/01/32, 144A 4/31 at 100.00 709,934
2,000 5.000%, 4/01/47, 144A 4/31 at 100.00 1,727,692
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
4,175 4.100%, 6/15/26, 144A No Opt. Call 4,088,783
5,010 5.000%, 6/15/36, 144A 6/26 at 100.00 4,464,228
2,395 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%,
6/15/27, 144A
6/24 at 100.00 2,327,964
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Quality Education Academy Project, Series 2023A
:
230 5.250%, 7/15/33, 144A No Opt. Call 239,942

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 460 6.000%, 7/15/43, 144A 7/33 at 100.00 $ 480,929
165 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
4.375%, 7/01/25, 144A
No Opt. Call 164,624
1,345 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%,
6/15/29, 144A
6/27 at 100.00 1,341,833
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A
:
510 4.500%, 6/15/32, 144A No Opt. Call 505,829
1,310 5.000%, 6/15/42, 144A 6/32 at 100.00 1,282,322
3,920 Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, The Foundation of the University of North Carolina at
Charlotte Inc., Series 2021A, 4.000%, 9/01/36
9/31 at 100.00 3,586,193
Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017
:
2,100 6.750%, 3/01/27, 144A No Opt. Call 2,203,305
2,500 7.000%, 3/01/47, 144A 3/27 at 100.00 2,592,294
1,725 Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 5.875%, 6/15/38, 144A
6/33 at 100.00 1,759,828
Public Finance Authority of Wisconsin, Education Revenue Bonds, North
Carolina Leadership Academy, Series 2019A
:
255 4.000%, 6/15/29, 144A 6/26 at 100.00 248,208
440 5.000%, 6/15/39, 144A 6/26 at 100.00 433,522
Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A
:
500 5.625%, 6/15/37 6/29 at 101.00 487,015
750 5.875%, 6/15/42 6/29 at 101.00 731,522
250 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A
6/27 at 102.00 243,622
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Franklin School of Innovation, Series 2022A, 5.000%, 1/01/42, 144A
1/29 at 103.00 898,672
5,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Dreamhouse EWA Beach, New Mexico, Series 2022A, 5.750%,
6/01/25, 144A
6/24 at 100.00 5,003,569
260 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A
No Opt. Call 255,913
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A
:
135 5.250%, 2/01/25 No Opt. Call 134,968
1,380 5.750%, 2/01/35 2/25 at 100.00 1,383,976
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
31,975 (e) 3.125%, 8/01/27, 144A No Opt. Call 24,940,500
7,270 (e) 6.750%, 8/01/31, 144A No Opt. Call 5,307,100
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
22,365 5.000%, 12/01/27, 144A No Opt. Call 21,061,331
500 6.500%, 12/01/37, 144A 12/27 at 100.00 476,164
12,915 6.750%, 12/01/42, 144A 12/27 at 100.00 12,486,010
9,000 7.000%, 12/01/50, 144A 12/27 at 100.00 8,806,499
6,965 Public Finance Authority of Wisconsin, Multifamily Housing Revenue
Bonds, Promenade Apartments Project, Series 2024, 6.250%, 2/01/39,
144A
2/29 at 103.00 7,163,614

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
240
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 1,790 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 $ 1,932,332
1,700 (e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A
10/27 at 100.00 170,000
1,000 (e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A
10/27 at 100.00 10
11,630 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A
No Opt. Call 8,141,000
Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A
:
2,155 5.000%, 10/01/33, 144A 10/31 at 100.00 2,194,089
1,820 5.750%, 10/01/43, 144A 10/31 at 100.00 1,840,963
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
570 5.000%, 4/01/30, 144A No Opt. Call 593,934
30 (g) 5.000%, 4/01/30, (ETM), 144A No Opt. Call 32,300
10,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone CCRC
Project, Series 2021A, 4.000%, 6/01/56, 144A
6/27 at 103.00 7,022,935
5,085 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call 4,803,663
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
7,130 4.000%, 6/01/36 6/27 at 103.00 6,306,311
2,500 5.000%, 6/01/37 6/28 at 103.00 2,401,908
1,130 4.000%, 6/01/41 6/27 at 103.00 915,997
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
1,930 4.000%, 7/01/36, (AMT) 7/28 at 100.00 1,649,332
3,985 4.000%, 7/01/41, (AMT) 7/31 at 100.00 3,100,274
8,970 4.250%, 7/01/54, (AMT) 7/31 at 100.00 6,415,910
Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A
:
1,285 4.000%, 12/01/31, 144A No Opt. Call 1,191,551
2,255 4.000%, 12/01/41, 144A 12/31 at 100.00 1,891,515
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
25,435 6.125%, 1/01/33, 144A 1/28 at 100.00 11,445,750
8,455 6.250%, 1/01/38, 144A 1/28 at 100.00 3,804,750
2,795 6.375%, 1/01/48, 144A 1/28 at 100.00 1,257,750
735 (e),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 73
Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021
:
285 4.000%, 10/15/31, 144A No Opt. Call 262,387
570 5.000%, 10/15/41, 144A 10/31 at 100.00 524,925
1,000 Public Finance Authority, Wisconsin, Revenue Bonds, Texas Biomedical
Research Institute Project, Series 2021A, 3.000%, 6/01/48
6/31 at 100.00 691,462
17,930 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
4/24 at 105.00 17,542,941
4,755 Public Finance Authority, Wisconsin, Tax Increment, Revenue Senior
Bonds, Miami, Miami World Center Project, Series 2024A, 5.000%,
6/01/41, 144A
6/29 at 103.00 4,637,442

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 3,750 Public Finance Authority, Wisconsin, Tax-Exempt Pooled Securities (TEPS),
Class A Certificates, Series 2024-1, 4.000%, 8/01/59, (Mandatory Put
2/01/27)
No Opt. Call $ 3,704,686
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017
:
235 4.375%, 8/01/27 8/24 at 103.00 217,919
5,245 5.000%, 8/01/27 8/24 at 103.00 4,959,864
4,015 5.000%, 8/01/32 8/24 at 103.00 3,491,166
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019
:
1,000 4.250%, 8/01/34 8/26 at 103.00 842,590
2,300 4.500%, 8/01/39 8/26 at 103.00 1,817,692
160 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24
4/24 at 101.00 159,216
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Hope Christian Schools Obligated Group, Series 2021
:
1,015 3.000%, 12/01/31 12/26 at 100.00 868,321
2,550 4.000%, 12/01/41 12/26 at 100.00 1,984,965
3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 3,068,785
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Mile Bluff Medical Center, Inc., Series 2014
:
950 5.000%, 5/01/26 5/24 at 100.00 932,368
1,000 5.125%, 5/01/29 5/24 at 100.00 979,488
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 2,294,940
Total Wisconsin 252,001,459
Total Municipal Bonds
(cost $4,235,164,347) 3,897,332,699
Shares Description (a) Value
X –
COMMON STOCKS - 7 .7 % X 316,149,884
Materials - 0.0%
153 (f),(i) PALOUSE FIBER HOLDINGS $ 22,950
Total Materials 22,950
Utilities - 7.7%
24,950 (i),(j) Talen Energy Supply LLC 2,195,600
141,411 (f),(i),(k) Vistra Vision 313,931,334
Total Utilities 316,126,934
Total Common Stocks
(cost $108,390,384) 316,149,884
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0 .2 % X 7,216,642
Consumer Services - 0.2%
$ 10,500 Wild Rivers Water Park 8.500% 11/01/51 $ 7,216,642
Total Consumer Services 7,216,642
Total Corporate Bonds
(cost $9,655,984) 7,216,642

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2024
242
Investments in Derivatives
Principal
Amount (000) Description (a) Coupon (l)
Reference
Rate (l) Spread (l) Maturity (m) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (l) X 131,970
Capital Goods - 0.0%
$ 1,029 (e),(f) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 131,970
Total Capital Goods 131,970
Total Variable Rate Senior Loan Interests
(cost $1,029,408) 131,970
Total Long-Term Investments
(cost $4,354,240,123) 4,220,831,195
Borrowings - 0.0% (n) (740,619)
Floating Rate Obligations - (5.1)% (209,700,000)
Other Assets & Liabilities, Net -   2.3% 95,746,793
Net Assets - 100% $ 4,106,137,369
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (1,505) 6/24 $ (165,688,009) $ (166,749,297) $ (1,061,288)
U.S. Treasury 5-Year Note (1,801) 6/24 (192,183,143) (192,735,141) (551,998)
Total $(357,871,152) $(359,484,438) $(1,613,286)
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holdings: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38; Talen Energy Supply LLC, 6.000%, 12/15/36; and Talen Energy Supply
LLC, 6.500%, 6/01/25, Senior Notes.
(k) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(l) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(m) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(n) Borrowings as a percentage of Total Investments is 0.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments March 31, 2024
26,0
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.3%
X –
MUNICIPAL BONDS - 90 .8 % X 937,426,410
Alabama - 3.2%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A
:
$ 1,500 4.000%, 7/01/38 7/28 at 100.00 $ 1,503,823
1,500 4.000%, 7/01/43 7/28 at 100.00 1,453,628
5,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 5,364,101
4,280 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 4,745,356
1,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 1,035,661
Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024
:
525 5.250%, 10/01/40 10/33 at 100.00 586,312
650 5.250%, 10/01/41 10/33 at 100.00 721,389
785 5.250%, 10/01/42 10/33 at 100.00 866,206
785 5.250%, 10/01/43 10/33 at 100.00 862,808
785 5.250%, 10/01/44 10/33 at 100.00 859,648
630 5.250%, 10/01/45 10/33 at 100.00 687,505
935 5.250%, 10/01/49 10/33 at 100.00 1,005,558
250 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 225,604
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 10,366,800
2,719 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
4.500%, 5/01/32, 144A
5/29 at 100.00 2,734,853
500 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2017B-
2, 5.000%, 9/01/41
3/27 at 100.00 512,971
Total Alabama 33,532,223
Arizona - 2.6%
945 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 958,339
210 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 197,531
8,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 7,048,844
5,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 4,213,401
Arizona Industrial Development Authority, Senior National Charter School
Revolving Loan Fund Revenue Bonds, Social Series 2023A
:
845 5.250%, 11/01/48 11/32 at 100.00 909,417
845 5.250%, 11/01/53 11/32 at 100.00 901,050

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 1,465 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 $ 1,473,313
400 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 402,905
1,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%,
10/01/40, 144A
10/27 at 103.00 1,012,064
725 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 770,787
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 100,445
25 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 24,064
7,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.250%, 1/01/53
1/34 at 100.00 8,329,281
Total Arizona 26,341,441
Arkansas - 0.9%
7,000 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 7,155,259
1,430 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 1,417,115
1,000 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/37
9/30 at 100.00 1,031,468
Total Arkansas 9,603,842
California - 6.1%
1,000 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.250%, 3/01/36
3/26 at 100.00 1,015,223
1,965 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 2,071,791
5,600 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory Put
11/01/28)
8/28 at 100.24 5,988,577
7,445 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30)
1/30 at 100.19 8,013,439
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 2,580,531
100 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project-Pinewood & Oakwood Schools, Series 2016B, 4.000%,
11/01/36, 144A
11/26 at 100.00 90,307
5,300 California Municipal Finance Authority, Federal Lease Revenue Bonds,
VA Oceanside Health Care Center Project, Taxable Series 2021, 3.637%,
7/01/30
4/30 at 100.00 4,694,974
6,785 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 7/01/30, (AMT), 144A
7/24 at 100.00 6,809,885

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
246
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 $ 857,120
400 California Public Finance Authority, Charter School Lease Revenue Bonds,
Laverne Elementary Preparatory Academy Project, Series 2019A, 5.000%,
6/15/49, 144A
4/24 at 100.00 368,269
470 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/46, 144A
11/29 at 102.00 425,671
300 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education - Obligated Group, Series 2016A, 5.000%, 6/01/31,
144A
6/25 at 100.00 303,431
745 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools - Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 654,168
9,645 California State, General Obligation Bonds, Taxable Various Purpose
Series 2018, 4.600%, 4/01/38
4/28 at 100.00 9,330,382
California State, General Obligation Bonds, Various Purpose Series 2024
:
2,640 5.000%, 9/01/48, (WI/DD) 3/34 at 100.00 2,933,339
1,055 5.000%, 9/01/53, (WI/DD) 3/34 at 100.00 1,162,692
1,225 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/41, 144A
6/26 at 100.00 1,237,979
5 (c),(d) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 5,405
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 3,920,437
6,180 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 5,039,236
1,265 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 1,386,304
1,265 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2, 5.000%, 9/01/42
9/29 at 103.00 1,303,122
1,040 Sacramento County, California, Airport System Revenue Bonds, Refunding
Senior Series 2018C, 5.000%, 7/01/38, (AMT)
7/28 at 100.00 1,085,022
3,770 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43,
144A
4/24 at 38.64 1,452,253
750 San Francisco Community College District, California, General Obligation
Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41
6/30 at 100.00 586,744
Total California 63,316,301
Colorado - 12.0%
2,630 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 2,623,375
6,250 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 5,800,677

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,000 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/48
9/24 at 103.00 $ 920,911
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 1,385,757
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 891,296
1,000 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 822,053
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
4/24 at 100.00 1,061,465
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
1,500 5.000%, 12/01/37, 144A 4/24 at 102.00 1,475,987
5,000 5.000%, 12/01/47, 144A 4/24 at 102.00 4,650,815
400 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 5.375%,
10/01/37
10/27 at 100.00 362,638
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 85,112
100 4.000%, 7/01/51, 144A 7/31 at 100.00 77,189
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella
of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A
12/26 at 103.00 314,544
500 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
5.750%, 12/01/35, 144A
12/25 at 100.00 375,502
250 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
4/24 at 103.00 250,467
500 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
12/24 at 103.00 479,600
1,500 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%,
12/01/48
4/24 at 103.00 1,497,024
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
3,895 5.000%, 11/15/31, (AMT) No Opt. Call 4,344,420
1,545 5.500%, 11/15/38, (AMT) 11/32 at 100.00 1,756,772
3,250 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/29
12/26 at 100.00 3,343,273
1,000 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 1,008,110
4,900 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 4,922,231
970 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49,
144A
9/24 at 103.00 954,229

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
248
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 5.750%, 12/01/30
12/24 at 100.00 $ 999,944
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
1,665 5.250%, 12/01/32 12/30 at 102.00 1,690,691
4,445 5.750%, 12/01/52 12/30 at 102.00 4,463,385
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 1,780,137
1,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 916,947
1,365 Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51, 144A
12/26 at 103.00 1,201,296
1,050 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 1,006,701
2,088 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 2,154,047
500 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
4/24 at 103.00 501,503
615 (e) Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 0.000%,
12/01/50
12/25 at 103.00 561,346
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 4.625%, 12/01/35
12/25 at 103.00 973,490
Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
:
1,615 6.125%, 12/01/44, 144A 12/31 at 103.00 1,577,920
1,350 6.625%, 12/01/56, 144A 12/31 at 103.00 1,316,024
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 497,910
1,220 (e) Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
2023A-2, 0.000%, 12/01/53
12/28 at 103.00 906,076
660 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Series 2023A-1, 7.250%, 12/01/53
12/28 at 103.00 698,376
3,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 3,043,370
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
500 5.000%, 12/01/41 6/26 at 103.00 471,265
500 5.000%, 4/15/51 6/26 at 103.00 444,541
Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A
:
1,200 5.000%, 12/01/39 3/25 at 103.00 1,183,481
1,750 5.000%, 12/01/49 3/25 at 103.00 1,636,198
500 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 467,485
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 1,981,081

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 $ 903,297
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
500 4.000%, 12/01/29 12/24 at 103.00 472,240
10,025 5.000%, 12/01/39 12/24 at 103.00 9,636,490
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 479,369
290 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 248,891
1,550 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,570,166
7,973 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 7,782,594
1,410 Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 4.125%, 12/15/27, 144A
12/26 at 100.00 1,400,021
635 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%,
12/15/42
4/24 at 103.00 627,171
2,000 Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A
12/26 at 100.00 2,005,101
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 405,944
1,497 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
4/24 at 102.00 1,508,631
1,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 1,034,847
2,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 1,606,687
1,016 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 897,247
2,725 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 2,790,966
1,220 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/30
4/24 at 101.00 1,219,591
1,650 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 1,596,571
496 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47
4/24 at 102.00 496,101
Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A
:
1,500 5.000%, 12/01/39 9/24 at 103.00 1,498,563
1,000 5.000%, 12/01/49 9/24 at 103.00 957,548

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
250
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,580 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 $ 1,312,243
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
500 5.125%, 12/01/34 4/24 at 103.00 501,788
3,820 5.375%, 12/01/39 4/24 at 103.00 3,810,383
1,600 (e) Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 0.000%, 12/01/50
4/24 at 83.14 1,131,179
2,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
4/24 at 103.00 1,906,031
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 1,163,327
1,000 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 940,213
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 1,464,063
500 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 492,588
1,856 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 1,756,888
Total Colorado 123,493,400
Connecticut - 0.4%
200 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
4/24 at 100.00 200,065
100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 87,424
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
1,330 4.000%, 7/01/34 7/29 at 100.00 1,311,952
1,250 4.000%, 7/01/36 7/29 at 100.00 1,210,864
1,255 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016B-1, 2.950%, 11/15/31
11/25 at 100.00 1,167,888
Total Connecticut 3,978,193
Delaware - 0.1%
1,500 Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/43
12/28 at 100.00 1,504,468
35 Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 35,128
Total Delaware 1,539,596
District of Columbia - 0.0%
375 District of Columbia Revenue Bonds, Rocketship Education DC Public
Charter School Inc., Obligated Group -Issue 3, Series 2024A, 5.750%,
6/01/54
6/31 at 100.00 379,124
Total District of Columbia 379,124

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 9.6%
$ 3,105 (f) Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 4.624%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread)
4/24 at 100.00 $ 2,925,731
1,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%, 5/01/41
5/31 at 100.00 870,914
240 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
7/25 at 100.00 176,332
3,225 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/40, 144A
7/26 at 100.00 3,009,921
255 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 100.00 228,404
900 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 786,119
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49, 144A
1/29 at 100.00 945,171
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A,
5.375%, 6/15/48, 144A
6/28 at 100.00 94,873
50 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018, 6.100%, 8/15/38, 144A
8/28 at 100.00 52,072
500 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021, 4.250%, 8/15/61, 144A
8/28 at 100.00 382,125
1,892 (c) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
6/28 at 100.00 189,220
90 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call 88,976
500 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 486,470
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/47, 144A
10/27 at 100.00 95,473
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/39, 144A
10/27 at 100.00 99,251
500 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%, 5/01/51
5/30 at 100.00 433,334
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%,
7/15/36, 144A
7/26 at 100.00 98,078
1,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35
6/27 at 100.00 1,027,257
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2023A
:
990 6.000%, 6/15/33, 144A No Opt. Call 1,092,961
1,000 6.500%, 6/15/38, 144A 6/30 at 103.00 1,102,843
1,000 6.625%, 6/15/43, 144A 6/30 at 103.00 1,098,133
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40, 144A
9/27 at 100.00 94,215
1,510 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, 5.000%,
5/01/29, (AMT), 144A
4/24 at 104.00 1,512,070

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
252
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 3,000 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 $ 3,062,340
10,820 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
4/24 at 107.00 11,293,553
5,150 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
4/24 at 100.00 5,151,207
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
11,350 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 4/24 at 101.00 11,353,899
3,120 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 4/24 at 101.00 3,121,629
2,750 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 104.00 2,734,693
31,315 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24), 144A
4/24 at 100.00 31,308,428
3,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
4/24 at 100.00 3,500,911
495 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 507,761
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 2,108,830
995 Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51
5/30 at 100.00 892,967
100 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.875%, 7/01/37, 144A
7/27 at 100.00 101,299
1,070 (g) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 1,128,227
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
1,355 0.000%, 10/01/37 - BAM Insured No Opt. Call 803,520
1,490 0.000%, 10/01/42 - BAM Insured No Opt. Call 679,023
145 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
4/24 at 100.00 145,038
1,560 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.500%, 11/15/49
11/26 at 103.00 1,307,171
1,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 1,096,262
615 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
4/24 at 100.00 598,055
1,420 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 3.000%, 5/01/41
5/31 at 100.00 1,090,817

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 550 Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 4.250%, 5/01/28, 144A
No Opt. Call $ 556,263
Total Florida 99,431,836
Georgia - 0.8%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
1,500 (c) 6.750%, 1/01/35 1/28 at 100.00 675,000
500 (c) 7.000%, 1/01/40 1/28 at 100.00 225,000
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
1,380 5.250%, 7/01/41, (AMT) 7/33 at 100.00 1,536,103
1,705 5.250%, 7/01/43, (AMT) 7/33 at 100.00 1,881,304
1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 3.000%, 2/15/51 - BAM Insured
2/31 at 100.00 764,210
1,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 990,552
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 2,676,601
Total Georgia 8,748,770
Idaho - 0.4%
1,500 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 1,491,317
1,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 1,041,130
Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A
:
725 (g) 4.050%, 1/01/39, (UB) 1/33 at 100.00 719,223
640 (g) 4.650%, 1/01/54, (UB) 1/33 at 100.00 638,190
715 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53, 144A
3/29 at 103.00 723,162
Total Idaho 4,613,022
Illinois - 5.7%
500 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 473,040
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 1,048,472
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
1,250 5.250%, 4/01/33 No Opt. Call 1,436,315
1,250 5.250%, 4/01/40 4/33 at 100.00 1,371,409
1,725 5.500%, 4/01/43 4/33 at 100.00 1,913,423
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 1,336,242
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 4.000%, 12/01/35
4/24 at 100.00 990,243
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 1,025,937
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 2,121,018

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
254
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
$ 5,435 5.000%, 12/01/33 No Opt. Call $ 5,963,124
6,445 5.250%, 12/01/36 12/33 at 100.00 7,082,162
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016G, 5.000%, 1/01/52
1/27 at 100.00 1,008,356
2,000 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30
No Opt. Call 2,175,138
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
140 5.000%, 1/01/29 - BAM Insured No Opt. Call 150,191
240 5.000%, 1/01/30 - BAM Insured No Opt. Call 261,079
2,750 5.000%, 1/01/31 - BAM Insured No Opt. Call 3,032,127
1,815 5.000%, 1/01/32 - BAM Insured No Opt. Call 2,024,724
Chicago, Illinois, O'Hare Airport Customer Facility Charge Revenue Bonds,
Senior Lien Refunding Series 2023
:
905 5.250%, 1/01/42 - BAM Insured 1/33 at 100.00 990,260
1,000 5.250%, 1/01/43 - BAM Insured 1/33 at 100.00 1,089,423
350 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B, 5.000%, 11/01/37 - AGM Insured
5/32 at 100.00 392,416
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series
2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 4,890,751
485 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A
12/25 at 100.00 490,084
750 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 731,124
260 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 267,505
1,075 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 812,388
815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 868,479
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A
:
225 (g),(h) 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 230,366
25 (g) 5.000%, 10/01/46, (UB) 10/25 at 100.00 25,104
2,500 Illinois State, General Obligation Bonds, December Series 2023C, 5.000%,
12/01/47
12/33 at 100.00 2,655,845
2,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 2,502,585
4,710 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 5,156,161
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A
:
1,800 0.000%, 6/15/39 12/31 at 81.66 922,972
2,000 0.000%, 6/15/40 12/31 at 79.15 968,603
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 - BAM Insured
No Opt. Call 387,727
2,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/37 -
NPFG Insured
No Opt. Call 1,513,456

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 430 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 $ 410,086
Total Illinois 58,718,335
Indiana - 1.9%
1,420 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 1,316,132
1,195 Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw
University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 1,243,963
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 1,001,541
110 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
4/24 at 100.00 110,027
2,500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 2,805,106
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 1,512,200
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
885 5.750%, 3/01/43 3/33 at 100.00 967,762
815 6.000%, 3/01/53 3/33 at 100.00 883,598
4,835 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 5,132,138
4,670 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 4,755,497
Total Indiana 19,727,964
Iowa - 1.1%
3,500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
4/24 at 100.00 3,487,055
2,135 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 2,262,630
5,500 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 5,632,189
Total Iowa 11,381,874
Kansas - 0.2%
1,680 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019, 5.000%,
3/01/25
No Opt. Call 1,678,317
Total Kansas 1,678,317
Kentucky - 0.5%
965 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 870,465
2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 1,735,671

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
256
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 $ 1,037,317
1,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 7/01/26
7/25 at 100.00 1,007,149
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 848,977
Total Kentucky 5,499,579
Louisiana - 1.1%
245 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 238,836
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 949,979
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 417,343
1,860 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/43
7/33 at 100.00 2,043,024
4,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call 4,395,036
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 546,181
725 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 791,963
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 1,017,802
1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 954,411
Total Louisiana 11,354,575
Maryland - 0.4%
2,840 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 2,800,222
200 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33, 144A
6/31 at 100.00 201,972
140 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 136,443
500 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
4/24 at 100.00 300,000
1,000 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
4/24 at 100.00 600,000
Total Maryland 4,038,637
Massachusetts - 0.2%
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 2,016,505
Total Massachusetts 2,016,505

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 2.1%
$ 5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
4/24 at 100.00 $ 3,965,700
1,215 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/48
1/34 at 100.00 1,369,675
3,770 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B, 5.250%, 7/01/53
1/34 at 100.00 4,196,567
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 10,243,466
1,355 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B, 5.250%, 12/01/37 -
AGM Insured, (AMT)
12/33 at 100.00 1,531,647
Total Michigan 21,307,055
Minnesota - 1.3%
1,400 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 1,274,172
50 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A
12/27 at 100.00 48,118
3,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.125%, 7/01/48
4/24 at 100.00 3,001,547
3,910 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2024,
5.250%, 1/01/54
1/34 at 100.00 4,247,688
1,135 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 1,145,648
30 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 24,711
3,745 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/53, 144A
3/33 at 100.00 3,649,616
Total Minnesota 13,391,500
Mississippi - 0.4%
670 (c) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding
Series 2019A, 6.000%, 10/15/49, (Mandatory Put 6/15/25), 144A
10/26 at 100.00 659,344
Warren County, Mississippi, Certificates of Participation, Lease Purchase
Jail Project Series 2023
:
1,310 (g) 6.000%, 9/01/48, (UB) 9/33 at 100.00 1,491,422
1,720 (g) 6.000%, 9/01/53, (UB) 9/33 at 100.00 1,939,189
Total Mississippi 4,089,955
Missouri - 0.8%
1,075 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 1,074,933
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 2,887,444
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
1,000 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 1,075,832
2,625 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 2,766,657
Total Missouri 7,804,866

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
258
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Montana - 0.2%
$ 2,410 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 $ 2,444,055
Total Montana 2,444,055
Nebraska - 0.9%
3,750 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 3,969,465
2,125 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2023A, 5.250%, 2/01/53
2/33 at 100.00 2,332,128
2,500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2023B, 5.250%, 2/01/53
2/33 at 100.00 2,743,681
Total Nebraska 9,045,274
Nevada - 0.1%
2,000 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 200,000
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
172 (c),(d) 5.875%, 12/15/27, (AMT), 144A No Opt. Call 25,975
165 (c),(d) 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 24,910
1,000 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 100,000
225 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/38, 144A
12/25 at 100.00 225,020
170 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 154,148
Total Nevada 730,053
New Hampshire - 0.5%
1,000 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
4/24 at 100.00 898,746
865 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 678,726
4,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Covenant Health Group Series 2023, 4.000%, 7/01/37, 144A
1/33 at 100.00 3,662,108
Total New Hampshire 5,239,580
New Jersey - 0.7%
1,585 New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A, 7.000%, 6/15/30,
144A
4/24 at 100.00 1,577,524
750 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 733,237
4,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 4,006,097
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/50
12/28 at 100.00 1,031,974
Total New Jersey 7,348,832

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 0.1%
$ 1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
4/24 at 103.00 $ 962,469
Total New Mexico 962,469
New York - 12.9%
1,000 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 5.750%,
2/01/33
No Opt. Call 1,022,840
325 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/31
No Opt. Call 308,355
1,060 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 1,132,380
3,445 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 3,338,946
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 942,749
3,490 5.000%, 6/01/55, 144A 12/30 at 100.00 2,940,142
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2024A
:
2,655 5.000%, 3/15/35 3/34 at 100.00 3,163,745
2,655 5.000%, 3/15/36 3/34 at 100.00 3,140,762
2,280 5.000%, 3/15/38 3/34 at 100.00 2,644,589
925 5.000%, 3/15/39 3/34 at 100.00 1,067,466
1,250 5.000%, 3/15/41 3/34 at 100.00 1,411,146
1,250 5.000%, 3/15/42 3/34 at 100.00 1,402,609
2,525 5.000%, 3/15/43 3/34 at 100.00 2,814,859
5,585 5.000%, 3/15/44 3/34 at 100.00 6,187,414
1,095 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%, 7/01/35
7/26 at 100.00 1,114,591
750 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 678,003
330 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 4.760%, 2/01/27
No Opt. Call 325,435
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
2,000 4.450%, 2/01/41 2/30 at 100.00 1,635,528
1,000 4.600%, 2/01/51 2/30 at 100.00 769,502
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 7,821,898
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/36
6/24 at 100.00 2,507,754
400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 317,889
1,100 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-1, 5.250%, 6/15/54
12/33 at 100.00 1,213,587
New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-2
:

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
260
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 660 5.000%, 6/15/44 12/33 at 100.00 $ 734,231
6,700 5.250%, 6/15/47 12/33 at 100.00 7,493,331
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 2,021,794
2,785 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series A-3, 5.000%, 8/01/41
8/27 at 100.00 2,919,790
3,370 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1, 5.250%, 8/01/40
8/32 at 100.00 3,854,246
1,210 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 1,394,209
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024F-1
:
1,335 5.000%, 2/01/46 2/34 at 100.00 1,462,762
2,000 5.000%, 2/01/47 2/34 at 100.00 2,188,355
1,180 5.000%, 2/01/48 2/34 at 100.00 1,285,798
2,575 5.000%, 2/01/49 2/34 at 100.00 2,798,865
2,600 5.250%, 2/01/53 2/34 at 100.00 2,871,617
New York City, New York, General Obligation Bonds, Fiscal 2024 Series C
:
1,900 5.250%, 3/01/47 3/34 at 100.00 2,117,420
1,360 5.250%, 3/01/53 3/34 at 100.00 1,494,892
New York City, New York, General Obligation Bonds, Fiscal 2024 Series D
:
3,110 5.500%, 4/01/46, (WI/DD) 4/34 at 100.00 3,547,533
2,075 5.250%, 4/01/47, (WI/DD) 4/34 at 100.00 2,313,641
2,695 5.250%, 4/01/54, (WI/DD) 4/34 at 100.00 2,958,769
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2024A
:
1,065 5.000%, 6/15/35, (WI/DD) 6/34 at 100.00 1,286,207
2,790 5.000%, 6/15/36, (WI/DD) 6/34 at 100.00 3,348,974
1,330 5.000%, 6/15/37, (WI/DD) 6/34 at 100.00 1,581,849
1,195 5.000%, 6/15/41, (WI/DD) 6/34 at 100.00 1,375,553
1,000 5.000%, 6/15/43, (WI/DD) 6/34 at 100.00 1,134,507
800 5.250%, 6/15/44, (WI/DD) 6/34 at 100.00 921,827
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
2,500 5.000%, 7/01/41, (AMT) 7/24 at 100.00 2,483,308
1,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 1,000,786
1,925 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
4/24 at 100.00 1,925,549
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
885 5.250%, 8/01/31, (AMT) 8/30 at 100.00 942,241
555 5.375%, 8/01/36, (AMT) 8/30 at 100.00 586,895
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2023
:
465 5.500%, 6/30/39, (AMT) 6/31 at 100.00 515,797
190 5.500%, 6/30/40, (AMT) 6/31 at 100.00 209,703
250 5.500%, 6/30/43 - AGM Insured, (AMT) 6/31 at 100.00 275,745
280 5.500%, 6/30/44 - AGM Insured, (AMT) 6/31 at 100.00 308,117
995 6.000%, 6/30/54, (AMT) 6/31 at 100.00 1,103,355

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 1,880 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 $ 1,967,528
3,885 5.375%, 6/30/60, (AMT) 6/31 at 100.00 4,108,325
870 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 839,165
3,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 5.000%, 10/01/40, (AMT)
10/30 at 100.00 3,112,774
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
1,900 6.000%, 4/01/35, (AMT) 4/31 at 100.00 2,158,414
3,350 5.625%, 4/01/40, (AMT) 4/31 at 100.00 3,660,849
545 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/41, (AMT)
12/33 at 100.00 591,586
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
690 5.000%, 7/15/35, (AMT) 7/33 at 100.00 778,526
1,000 5.000%, 7/15/38, (AMT) 7/33 at 100.00 1,099,162
3,300 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 -
SYNCORA GTY Insured, 144A
No Opt. Call 2,989,553
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1
:
1,500 5.000%, 5/15/49 5/34 at 100.00 1,640,110
1,370 5.000%, 5/15/54 5/34 at 100.00 1,483,358
Total New York 132,789,205
North Carolina - 0.4%
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
355 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 392,821
430 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 471,665
2,500 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 2,591,296
365 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 303,176
Total North Carolina 3,758,958
Ohio - 1.8%
5,255 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 548,726
990 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 937,643
2,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 1,953,142
3,860 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 3,928,646

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
262
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call $ 946,708
705 (g) Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.650%,
9/01/54, (UB)
9/33 at 100.00 706,186
9,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 9,379,783
Total Ohio 18,400,834
Oklahoma - 0.3%
2,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 2,063,251
1,500 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28
No Opt. Call 1,359,846
Total Oklahoma 3,423,097
Pennsylvania - 2.7%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
800 5.250%, 1/01/39 - AGM Insured, (AMT) 1/33 at 100.00 887,971
900 5.500%, 1/01/43 - AGM Insured, (AMT) 1/33 at 100.00 1,002,546
1,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 1,014,931
930 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 974,129
180 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 184,833
175 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 176,046
3,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 2,992,886
1,900 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42, 144A
5/33 at 100.00 1,907,739
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,609,234
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 1,257,596
2,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 2,062,207
385 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/51
5/30 at 100.00 286,259

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 690 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 $ 69
690 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 69
1,435 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 143
2,965 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series
2013B, 0.000%, 1/01/45 - BAM Insured
No Opt. Call 1,211,452
2,040 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 2,017,901
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A
:
380 (g) 4.450%, 10/01/44, (UB) 10/32 at 100.00 380,141
2,085 (g) 4.600%, 10/01/49, (UB) 10/32 at 100.00 2,074,188
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
40 5.250%, 12/01/41 12/32 at 100.00 45,610
525 5.250%, 12/01/42 12/32 at 100.00 596,513
1,500 Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/36
5/28 at 100.00 1,609,104
550 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 511,673
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B
:
435 4.875%, 12/15/35, 144A 12/27 at 100.00 421,035
500 5.125%, 12/15/44, 144A 12/27 at 100.00 462,153
1,615 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/31
7/27 at 100.00 1,656,055
2,335 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/40 - BAM Insured
9/31 at 100.00 2,355,150
Total Pennsylvania 27,697,633
Puerto Rico - 4.3%
546 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
4/24 at 100.00 545,842
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
3,500 5.000%, 7/01/37, 144A 7/31 at 100.00 3,675,846
1,500 4.000%, 7/01/42, 144A 7/31 at 100.00 1,430,624
260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 261,463
3,570 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
4/24 at 100.00 653,863
1,375 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 4.250%, 1/01/24
No Opt. Call 273,938
175 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT,
5.000%, 7/01/27
4/24 at 100.00 33,348

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
264
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 500 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA,
5.250%, 7/01/24
4/24 at 100.00 $ 93,471
1,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010BBB,
5.400%, 7/01/28
4/24 at 100.00 184,660
2,650 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/40
4/24 at 100.00 600,394
100 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A,
7.000%, 7/01/43
4/24 at 100.00 16,079
2,265 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE, 6.050%, 7/01/32
4/24 at 100.00 400,656
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
2,850 4.550%, 7/01/40 7/28 at 100.00 2,878,322
15,000 0.000%, 7/01/51 7/28 at 30.01 3,516,413
3,500 5.000%, 7/01/58 7/28 at 100.00 3,514,341
12,257 Puerto Rico, GDB Debt Recovery Authority Commonwealth Bonds,
Taxable Series 2018, 7.500%, 8/20/40
No Opt. Call 11,766,187
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,656 0.000%, 7/01/33 7/31 at 89.94 1,088,535
0 (i) 4.000%, 7/01/35 7/31 at 103.00 433
6,993 4.000%, 7/01/37 7/31 at 103.00 6,768,236
1,349 4.000%, 7/01/41 7/31 at 103.00 1,273,692
8,937 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 5,176,950
Total Puerto Rico 44,153,293
South Carolina - 0.5%
285 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 3.875%, 5/01/41, 144A
5/29 at 100.00 213,839
250 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31
4/24 at 100.00 250,054
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 899,243
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/43
5/28 at 100.00 2,594,063
1,250 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/38
6/26 at 100.00 1,275,956
Total South Carolina 5,233,155
Tennessee - 1.7%
2,000 Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%,
12/01/31, 144A
No Opt. Call 1,287,082
1,000 (c) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 597,133
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
825 5.000%, 7/01/39 - AGM Insured 1/34 at 100.00 931,344
2,310 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 2,584,785
1,645 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 1,828,849

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 2,100 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 $ 2,322,656
800 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.000%, 5/01/40
5/33 at 100.00 878,031
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University, Series 2023A
:
3,240 5.000%, 7/01/28 No Opt. Call 3,475,335
3,490 5.000%, 7/01/33 No Opt. Call 3,975,555
Total Tennessee 17,880,770
Texas - 5.1%
1,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 891,962
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 867,700
205 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 4.375%, 9/15/27, 144A
No Opt. Call 202,032
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
395 5.000%, 11/01/27, (AMT) No Opt. Call 416,712
2,000 5.000%, 11/01/28, (AMT) No Opt. Call 2,138,857
5,280 5.000%, 11/01/29, (AMT) No Opt. Call 5,739,672
1,280 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
4/24 at 100.00 1,280,152
680 Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2023, 6.000%, 8/01/43, (AMT)
2/33 at 100.00 760,643
1,250 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 1,267,411
80 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 80,740
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
3,025 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 3,393,503
3,230 5.000%, 7/01/33 - AGM Insured, (AMT) No Opt. Call 3,662,816
3,070 5.000%, 7/01/34 - AGM Insured, (AMT) 7/33 at 100.00 3,476,742
1,250 5.250%, 7/01/42 - AGM Insured, (AMT) 7/33 at 100.00 1,373,353
1,710 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 1,870,151
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 2,006,024
1,525 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call 1,560,886
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/32
9/24 at 100.00 1,003,286
5,615 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/38 - AGM Insured,
(AMT)
11/31 at 100.00 5,578,294

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
266
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 $ 444,376
1,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
4/24 at 100.00 1,499,990
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
500 5.750%, 9/15/39, 144A 9/29 at 100.00 508,132
500 6.000%, 9/15/49, 144A 9/29 at 100.00 510,959
500 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.500%, 9/01/43, 144A
9/33 at 100.00 502,280
1,000 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
4/24 at 103.00 1,000,349
35 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 26,996
230 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 189,947
1,040 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 389,865
25 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 18,627
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
3,255 5.250%, 1/01/42 1/28 at 103.00 2,753,985
1,400 5.500%, 1/01/57 1/28 at 103.00 1,152,771
1,145 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 1,061,987
3,500 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
4/24 at 102.05 3,002,039
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 92,011
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 101,689
450 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021,
3.292%, 9/01/40 - AGM Insured
9/30 at 100.00 355,994
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
570 5.375%, 6/30/38, (AMT) 6/28 at 103.00 614,267
565 5.500%, 6/30/41, (AMT) 6/28 at 103.00 607,223

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 655 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 $ 635,837
Total Texas 53,040,260
Utah - 0.6%
245 (c) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A
12/27 at 100.00 242,515
640 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/43, (AMT)
7/33 at 100.00 699,940
970 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 840,348
1,345 (g) Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C,
4.650%, 1/01/49, (UB)
1/33 at 100.00 1,345,402
2,540 Wohali Public Infrastructure District 1, Utah, Special Assessment Revenue
Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42, 144A
9/28 at 103.00 2,561,203
Total Utah 5,689,408
Virgin Islands - 0.4%
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A
:
1,295 5.000%, 10/01/30 No Opt. Call 1,375,506
1,470 5.000%, 10/01/39 10/32 at 100.00 1,537,239
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 965,832
Total Virgin Islands 3,878,577
Virginia - 0.8%
1,895 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45,
144A
3/25 at 100.00 1,903,995
4,380 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 4,759,916
100 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 101,517
1,450 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50, 144A
10/30 at 127.60 1,601,275
Total Virginia 8,366,703
Washington - 1.3%
1,625 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 1,680,808
1,770 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 1,739,324
3,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 2,999,750
200 (h) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45,
(Pre-refunded 7/01/25), 144A
7/25 at 100.00 207,267

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
268
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 7,087 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call $ 6,391,319
Total Washington 13,018,468
West Virginia - 0.4%
100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.500%,
6/01/37, 144A
6/27 at 100.00 102,541
200 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43, 144A
6/30 at 103.00 214,390
945 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 783,017
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 996,882
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/31
9/29 at 100.00 1,058,476
1,135 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A, 5.000%, 6/01/43
6/33 at 100.00 1,222,535
Total West Virginia 4,377,841
Wisconsin - 3.3%
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32, 144A
12/26 at 100.00 2,150,920
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49, 144A
6/26 at 100.00 91,312
90 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 87,216
420 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A
No Opt. Call 412,285
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40, 144A
7/28 at 100.00 140,164
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A
:
100 5.000%, 1/01/42, 144A 1/28 at 100.00 93,511
230 5.000%, 1/01/56, 144A 1/28 at 100.00 199,550
250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
5.625%, 7/01/45, 144A
7/25 at 100.00 251,665
100 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%,
6/15/37, 144A
6/27 at 100.00 102,048
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
3 (c) 0.000%, 1/01/47, 144A No Opt. Call 76

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 3 (c) 0.000%, 1/01/48, 144A No Opt. Call $ 63
3 (c) 0.000%, 1/01/49, 144A No Opt. Call 59
2 (c) 0.000%, 1/01/50, 144A No Opt. Call 53
2 (c) 0.000%, 1/01/51, 144A No Opt. Call 49
3 (c) 0.000%, 1/01/52, 144A No Opt. Call 59
3 (c) 0.000%, 1/01/53, 144A No Opt. Call 56
3 (c) 0.000%, 1/01/54, 144A No Opt. Call 51
3 (c) 0.000%, 1/01/55, 144A No Opt. Call 47
3 (c) 0.000%, 1/01/56, 144A No Opt. Call 44
160 (c) 5.500%, 7/01/56, 144A 3/28 at 100.00 121,187
3 (c) 0.000%, 1/01/57, 144A No Opt. Call 46
3 (c) 0.000%, 1/01/58, 144A No Opt. Call 42
3 (c) 0.000%, 1/01/59, 144A No Opt. Call 39
3 (c) 0.000%, 1/01/60, 144A No Opt. Call 36
3 (c) 0.000%, 1/01/61, 144A No Opt. Call 33
3 (c) 0.000%, 1/01/62, 144A No Opt. Call 31
3 (c) 0.000%, 1/01/63, 144A No Opt. Call 28
3 (c) 0.000%, 1/01/64, 144A No Opt. Call 27
3 (c) 0.000%, 1/01/65, 144A No Opt. Call 25
3 (c) 0.000%, 1/01/66, 144A No Opt. Call 25
35 (c) 0.000%, 1/01/67, 144A No Opt. Call 270
200 Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 193,780
750 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A
6/27 at 102.00 707,259
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 849,399
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 821,340
1,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 906,159
375 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group, Series
2021A, 5.000%, 7/01/41
1/31 at 100.00 378,009
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/52
2/32 at 100.00 2,021,878
Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B
:
1,665 5.625%, 2/01/46, 144A 2/32 at 100.00 1,701,067
2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 2,059,259
2,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 1,933,567
3,000 Public Finance Authority of Wisconsin, Multifamily Housing Revenue
Bonds, Promenade Apartments Project, Series 2024, 6.250%, 2/01/39,
144A
2/29 at 103.00 3,085,548
3,750 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call 3,798,977
105 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 63,000
500 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A
7/28 at 100.00 350,000

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
270
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 1,275 Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A, 6.250%, 10/01/58, 144A
10/31 at 100.00 $ 1,297,092
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
1,100 4.000%, 7/01/36, (AMT) 7/28 at 100.00 940,034
1,750 4.000%, 7/01/41, (AMT) 7/31 at 100.00 1,361,475
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
180 6.250%, 1/01/38, 144A 1/28 at 100.00 81,000
865 6.375%, 1/01/48, 144A 1/28 at 100.00 389,250
980 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 441,000
125 (c),(d) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 13
2,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 1,933,659
1,100 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A
6/26 at 100.00 1,031,079
Public Finance Authority, Wisconsin, Tax Increment, Revenue Senior
Bonds, Miami, Miami World Center Project, Series 2024A
:
1,070 5.000%, 6/01/41, 144A 6/29 at 103.00 1,043,546
500 8.000%, 6/15/42, 144A 6/29 at 103.00 489,538
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 2,433,090
Total Wisconsin 33,961,035
Total Municipal Bonds
(cost $954,312,414) 937,426,410
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5 .8 % X 59,413,594
$ 19,000 United States Treasury Note/Bond 4.750% 11/15/53 $ 20,282,500
19,000 United States Treasury Note/Bond 4.750% 11/15/43 19,709,531
19,000 United States Treasury Note/Bond 4.500% 11/15/33 19,421,563
Total U.S. Government and Agency Obligations
(cost $59,775,359) 59,413,594
Shares Description (a) Value
X –
COMMON STOCKS - 2 .0 % X 21,204,575
Materials - 0.0%
15 (d),(j) PALOUSE FIBER HOLDINGS $ 2,250
Total Materials 2,250
Utilities - 2.0%
3,247 (j),(k) Talen Energy Supply LLC 285,736
9,422 (d),(j),(l) Vistra Vision 20,916,589
Total Utilities 21,202,325
Total Common Stocks
(cost $7,225,294) 21,204,575

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0 .7 % X 7,214,435
Consumer Services - 0.2%
$ 2,500 Grand Canyon University 4.125% 10/01/24 $ 2,429,900
Total Consumer Services 2,429,900
Health Care Equipment & Services - 0.4%
2,750 Care New England Health System 5.500% 9/01/26 2,625,068
2,000 Toledo Hospital/The 6.015% 11/15/48 1,680,000
Total Health Care Equipment & Services 4,305,068
Real Estate Management & Development - 0.1%
490 (d) Benloch Ranch Improvement Association No 12022 2022,
144A
9.750% 12/01/39 479,467
Total Real Estate Management & Development 479,467
Total Corporate Bonds
(cost $6,857,871) 7,214,435
Principal
Amount (000) Description (a)
Coupon
(m)
Reference
Rate (m) Spread (m) Maturity (n) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (m) X 24,744
Capital Goods - 0.0%
$ 193 (c),(d) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 24,744
Total Capital Goods 24,744
Total Variable Rate Senior Loan Interests
(cost $193,014) 24,744
Total Long-Term Investments
(cost $1,028,363,952) 1,025,283,758
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.7%
X –
MUNICIPAL BONDS - 0 .7 % X 7,000,000
National - 0.7%
$ 7,000 (o) Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5029.Ticker Symbol - VMO, 4.000%, 10/09/24,
(AMT), (Mandatory Put 2/29/2024), 144A
No Opt. Call $ 7,000,000
Total National 7,000,000
Total Municipal Bonds
(cost $7,000,000) 7,000,000
Total Short-Term Investments
(cost $7,000,000) 7,000,000
Total Investments (cost $ 1,035,363,952 ) - 100 .0% 1,032,283,758
Floating Rate Obligations - (0.8)% (8,110,000)
Other Assets & Liabilities, Net -   0.8% 8,285,312
Net Assets - 100% $ 1,032,459,070
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Variable rate security. The rate shown is the coupon as of the end of the reporting period.

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
272
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Principal Amount (000) rounds to less than $1,000.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(l) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(m) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(n) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(o) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
March 31, 2024
See Notes to Financial Statements.
273
March 31, 2024 High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
ASSETS
Long-term investments, at value
†
$ 20,097,835,959 $ 4,220,831,195 $ 1,025,283,758
Short-term investments, at value
◊
651,200,000 – 7,000,000
Cash 19,190,966 – 9,959,543
Cash collateral at broker for investments in futures contracts
(1)
– 5,719,558 –
Cash collateral at broker for investments in swaps contracts
(1)
500,000 – –
Unrealized appreciation on credit default swaps contracts 3,058,391 – –
Receivables:
Interest 411,107,148 73,074,872 18,033,440
Investments sold 211,326,494 121,158,206 35,504,185
Shares sold 28,914,665 11,193,804 2,563,929
Variation margin on futures contracts – 328,634 –
Unfunded commitments 84,765,482 14,971,682 1,241,402
Other 2,189,687 296,556 74,178
Total assets 21,510,088,792 4,447,574,507 1,099,660,435
LIABILITIES
Cash overdraft – 644,938 –
Borrowings – 740,619 –
Floating rate obligations 5,019,695,000 209,700,000 8,110,000
Swaps premiums received 3,367,608 – –
Payables:
Management fees 6,619,525 1,894,963 419,316
Dividends 10,701,639 1,940,204 244,848
Interest 58,694,720 2,380,111 34,168
Investments purchased - regular settlement 163,592,337 102,831,812 32,843,194
Investments purchased - when-issued/delayed-delivery settlement 15,862,473 3,565,772 22,461,622
Shares redeemed 49,695,781 16,321,448 2,741,934
Accrued expenses:
Custodian fees 624,777 403,595 109,057
Trustees fees 886,895 200,905 29,275
Professional fees 95,634 28,313 8,423
Shareholder reporting expenses 223,403 64,714 23,016
Shareholder servicing agent fees 1,379,991 471,998 119,926
12b-1 distribution and service fees 1,819,660 247,746 56,586
Total liabilities 5,333,259,443 341,437,138 67,201,365
Commitments and contingencies
(2)
Net assets $ 16,176,829,349 $ 4,106,137,369 $ 1,032,459,070
NET ASSETS CONSIST OF:
Paid-in capital $ 19,220,947,944 $ 4,668,874,568 $ 1,199,445,027
Total distributable earnings (loss) (3,044,118,595) (562,737,199) (166,985,957)
Net assets $ 16,176,829,349 $ 4,106,137,369 $ 1,032,459,070
†
Long-term investments, cost $ 20,493,927,132 $ 4,354,240,123 $ 1,028,363,952
◊
Short-term investments, cost $ 651,200,000 $ — $ 7,000,000
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.
274
High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
CLASS A:
Net assets $ 6,796,507,804 $ 982,787,630 $ 203,024,433
Shares outstanding 454,050,149 101,811,465 20,311,257
Net asset value ("NAV") per share $ 14.97 $ 9.65 $ 10.00
Maximum sales charge 4.20% 2.50% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 15.63 $ 9.90 $ 10.31
CLASS C:
Net assets $ 786,883,529 $ 93,635,810 $ 26,149,763
Shares outstanding 52,626,330 9,689,175 2,616,873
NAV and offering price per share $ 14.95 $ 9.66 $ 9.99
CLASS R6:
Net assets $ 527,603,879 $ — $ —
Shares outstanding 35,214,005 — —
NAV and offering price per share $ 14.98 $ — $ —
CLASS I:
Net assets $ 8,065,834,137 $ 3,029,713,929 $ 803,284,874
Shares outstanding 538,637,745 313,348,224 80,292,078
NAV and offering price per share $ 14.97 $ 9.67 $ 10.00
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
March 31, 2024
See Notes to Financial Statements.
275
A
Year Ended March 31, 2024 High Yield
Short Duration High
Yield
Strategic Municipal
Opportunities
INVESTMENT INCOME
Dividends $ 37,374 $ — $ —
Interest 1,107,670,007 233,368,785 49,185,094
Securities lending income, net 23,270 — —
Tax withheld (3,196) — —
Total investment income 1,107,727,455 233,368,785 49,185,094
EXPENSES
– – –
Management fees 80,776,611 22,728,708 5,059,259
12b-1 service fees - Class A 13,440,079 2,073,254 403,495
12b-1 distribution and service fees - Class C 8,518,033 1,080,427 277,673
Shareholder servicing agent fees - Class A 2,651,119 430,535 95,089
Shareholder servicing agent fees - Class C 336,425 44,917 13,078
Shareholder servicing agent fees - Class R6 17,406 — —
Shareholder servicing agent fees - Class I 3,314,629 1,401,502 385,452
Interest expense 219,862,456 11,816,879 176,531
Trustees fees 537,007 135,976 33,280
Custodian expenses, net 634,302 586,320 114,461
Registration fees 533,106 297,323 178,970
Professional fees 8,377,200 1,595,465 189,135
Shareholder reporting expenses 758,118 209,802 82,002
Other 183,847 78,739 29,273
Total expenses before fee waiver/expense reimbursement 339,940,338 42,479,847 7,037,698
Fee waiver/expense reimbursement — (280,668) —
Net expenses 339,940,338 42,199,179 7,037,698
Net investment income (loss) 767,787,117 191,169,606 42,147,396
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (356,039,534) (41,356,744) (21,994,741)
Futures contracts (17,740,975) 6,234,144 —
Swaps contracts 2,818,245 — —
Net realized gain (loss) (370,962,264) (35,122,600) (21,994,741)
Change in unrealized appreciation (depreciation) on:
Investments 129,247,712 46,764,202 37,950,742
Futures contracts 42,130,580 21,768,536 —
Swaps contracts (1,378,127) — —
Net change in unrealized appreciation (depreciation) 170,000,165 68,532,738 37,950,742
Net realized and unrealized gain (loss) (200,962,099) 33,410,138 15,956,001
Net increase (decrease) in net assets from operations $ 566,825,018 $ 224,579,744 $ 58,103,397

Statement of Changes in Net Assets
See Notes to Financial Statements.

High Yield Short Duration High Yield
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 767,787,117 $ 993,499,696 $ 191,169,606 $ 255,488,783
Net realized gain (loss) (370,962,264) (1,511,380,945) (35,122,600) (253,012,312)
Net change in unrealized appreciation (depreciation) 170,000,165 (828,592,871) 68,532,738 (145,877,222)
Net increase (decrease) in net assets from operations 566,825,018 (1,346,474,120) 224,579,744 (143,400,751)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (338,937,827) (367,126,969) (44,586,261) (42,486,274)
Class C (36,220,180) (46,887,881) (3,746,346) (3,699,970)
Class R6 (39,656,628) (61,919,165) — —
Class I (440,121,077) (510,065,039) (151,697,717) (171,877,548)
Return of Capital:
Class A (18,313,963) — — —
Class C (2,321,463) — — —
Class R6 (2,033,759) — — —
Class I (22,855,534) — — —
Total distributions (900,460,431) (985,999,054) (200,030,324) (218,063,792)
FUND SHARE TRANSACTIONS
Subscriptions 5,911,618,751 11,804,256,502 1,925,046,797 4,435,651,315
Reinvestments of distributions 744,019,473 778,894,198 170,646,037 183,711,493
Redemptions (8,460,745,082) (13,495,281,986) (3,296,354,480) (5,541,069,343)
Net increase (decrease) from Fund share transactions (1,805,106,858) (912,131,286) (1,200,661,646) (921,706,535)
Net increase (decrease) in net assets (2,138,742,271) (3,244,604,460) (1,176,112,226) (1,283,171,078)
Net assets at the beginning of period 18,315,571,620 21,560,176,080 5,282,249,595 6,565,420,673
Net assets at the end of period $ 16,176,829,349 $ 18,315,571,620 $ 4,106,137,369 $ 5,282,249,595

See Notes to Financial Statements.

Strategic Municipal Opportunities
Year Ended
3/31/24
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 42,147,396 $ 43,520,646
Net realized gain (loss) (21,994,741) (133,452,933)
Net change in unrealized appreciation (depreciation) 37,950,742 10,840,538
Net increase (decrease) in net assets from operations 58,103,397 (79,091,749)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (7,795,935) (8,722,790)
Class C (846,323) (953,222)
Class I (33,086,712) (40,003,549)
Total distributions (41,728,970) (49,679,561)
FUND SHARE TRANSACTIONS
Subscriptions 476,047,797 1,074,028,298
Reinvestments of distributions 39,081,378 47,254,365
Redemptions (616,535,495) (1,335,731,218)
Net increase (decrease) from Fund share transactions (101,406,320) (214,448,555)
Net increase (decrease) in net assets (85,031,893) (343,219,865)
Net assets at the beginning of period 1,117,490,963 1,460,710,828
Net assets at the end of period $ 1,032,459,070 $ 1,117,490,963

Statement of Cash Flows
March 31, 2024
See Notes to Financial Statements.
278
The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
e
Year Ended March 31, 2024
High Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 566,825,018
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (6,017,021,884)
Proceeds from sale and maturities of investments 9,609,128,551
Proceeds from (Purchase of) short-term investments, net (343,587,987)
Proceeds from (Repayments of) collateral from securities lending 939,652
Premiums received (paid) for credit default swaps contracts (1,543,993)
Amortization (Accretion) of premiums and discounts, net (118,868,038)
(Increase) Decrease in:
Receivable for interest 84,182,305
Receivable for investments sold 136,092,925
Other assets 847,325
Increase (Decrease) in:
Unrealized depreciation on recourse trusts (1,692,383)
Payable for collateral from securities lending (939,652)
Payable for interest 3,122,539
Payable for investments purchased - regular settlement 10,213,176
Payable for investments purchased - when-issued/delayed-delivery settlement (176,840,806)
Payable for variation margin on futures contracts (4,610,396)
Payable for management fees (700,424)
Accrued custodian fees (184,761)
Accrued 12b-1 distribution and service fees (169,739)
Accrued Trustees fees (806,720)
Accrued professional fees 58,253
Accrued shareholder reporting expenses (56,046)
Accrued shareholder servicing agent fees (677,608)
Accrued other expenses (693,682)
Net realized (gain) loss from investments 356,039,534
Net realized (gain) loss from paydowns (1,469,462)
Net change in unrealized (appreciation) depreciation of investments (129,247,712)
Net change in unrealized (appreciation) depreciation of swaps contracts 1,378,127
Net cash provided by (used in) operating activities 3,969,716,112
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from floating rate obligations 2,434,533,000
(Repayments of) floating rate obligations (3,769,320,000)
Cash distributions paid to common shareholders (161,394,854)
Subscriptions 5,958,257,878
Redemptions (8,471,304,363)
Net cash provided by (used in) financing activities (4,009,228,339)
Net increase (decrease) in Cash and Cash Collateral at Brokers (39,512,227)
Cash and Cash Collateral at Brokers at the beginning of period 59,203,193
Cash and Cash Collateral at Brokers at the end of period $ 19,690,966
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION High Yield
Cash paid for interest
$ 213,217,293
Non-cash financing activities not included herein consists of reinvestments of share distributions 744,019,473
High Yield
Cash $ 19,190,966
Cash collateral at broker for investments in swaps contracts 500,000
Total Cash and Cash Collateral at Brokers $ 19,690,966

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
h
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
High Yield
Class
A
3/31/24
$ 15.15 $ 0.67 $ (0.07) $ 0.60 $ (0.74) $ — $ (0.04) $ (0.78) $ 14.97
3/31/23
16.95 0.81 (1.80) (0.99) (0.81) — — (0.81) 15.15
3/31/22
17.87 0.83 (0.93) (0.10) (0.82) — — (0.82) 16.95
3/31/21
16.22 0.88 1.62 2.50 (0.85) — — (0.85) 17.87
3/31/20
17.42 0.84 (1.19) (0.35) (0.85) — — (0.85) 16.22
Class
C
3/31/24
15.14 0.54 (0.07) 0.47 (0.62) — (0.04) (0.66) 14.95
3/31/23
16.93 0.69 (1.80) (1.11) (0.68) — — (0.68) 15.14
3/31/22
17.85 0.68 (0.93) (0.25) (0.67) — — (0.67) 16.93
3/31/21
16.20 0.75 1.61 2.36 (0.71) — — (0.71) 17.85
3/31/20
17.41 0.70 (1.20) (0.50) (0.71) — — (0.71) 16.20
Class
R6
3/31/24
15.17 0.69 (0.07) 0.62 (0.77) — (0.04) (0.81) 14.98
3/31/23
16.97 0.84 (1.80) (0.96) (0.84) — — (0.84) 15.17
3/31/22
17.89 0.87 (0.93) (0.06) (0.86) — — (0.86) 16.97
3/31/21
16.23 0.92 1.62 2.54 (0.88) — — (0.88) 17.89
3/31/20
17.44 0.89 (1.21) (0.32) (0.89) — — (0.89) 16.23
Class
I
3/31/24
15.16 0.69 (0.07) 0.62 (0.77) — (0.04) (0.81) 14.97
3/31/23
16.96 0.85 (1.81) (0.96) (0.84) — — (0.84) 15.16
3/31/22
17.87 0.87 (0.93) (0.06) (0.85) — — (0.85) 16.96
3/31/21
16.22 0.92 1.61 2.53 (0.88) — — (0.88) 17.87
3/31/20
17.42 0.88 (1.19) (0.31) (0.89) — — (0.89) 16.22
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .21% $ 6,796,508 2 .11% 0 .79% 4 .55% 28%
( 5 .79 ) 7,040,067 1 .63 0 .76 5 .24 43
( 0 .79 ) 7,898,026 0 .92 0 .72 4 .55 20
15 .62 8,064,891 0 .96 0 .74 5 .17 18
( 2 .24 ) 6,514,930 1 .19 0 .74 4 .70 21
3 .32 786,884 2 .91 1 .59 3 .72 28
( 6 .51 ) 960,502 2 .43 1 .56 4 .45 43
( 1 .59 ) 1,341,334 1 .72 1 .52 3 .75 20
14 .67 1,449,724 1 .76 1 .54 4 .39 18
( 3 .00 ) 1,425,926 1 .99 1 .54 3 .90 21
4 .39 527,604 1 .87 0 .55 4 .66 28
( 5 .55 ) 1,004,656 1 .39 0 .52 5 .46 43
( 0 .56 ) 933,197 0 .69 0 .49 4 .79 20
15 .86 774,499 0 .73 0 .51 5 .44 18
( 1 .99 ) 1,821,590 0 .96 0 .51 4 .96 21
4 .35 8,065,834 1 .91 0 .59 4 .71 28
( 5 .52 ) 9,310,347 1 .43 0 .56 5 .50 43
( 0 .59 ) 11,387,620 0 .72 0 .52 4 .75 20
15 .87 10,487,347 0 .76 0 .54 5 .37 18
( 2 .04 ) 9,128,343 0 .99 0 .54 4 .90 21

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Duration High Yield
Class
A
3/31/24
$ 9.52 $ 0.39 $ 0.15 $ 0.54 $ (0.41) $ — $ (0.41) $ 9.65
3/31/23
10.07 0.39 (0.61) (0.22) (0.33) — (0.33) 9.52
3/31/22
10.31 0.32 (0.24) 0.08 (0.32) — (0.32) 10.07
3/31/21
9.73 0.37 0.58 0.95 (0.37) — (0.37) 10.31
3/31/20
10.34 0.37 (0.61) (0.24) (0.37) — (0.37) 9.73
Class
C
3/31/24
9.53 0.31 0.15 0.46 (0.33) — (0.33) 9.66
3/31/23
10.08 0.31 (0.61) (0.30) (0.25) — (0.25) 9.53
3/31/22
10.32 0.24 (0.24) — (0.24) — (0.24) 10.08
3/31/21
9.73 0.29 0.59 0.88 (0.29) — (0.29) 10.32
3/31/20
10.35 0.28 (0.61) (0.33) (0.29) — (0.29) 9.73
Class
I
3/31/24
9.54 0.40 0.15 0.55 (0.42) — (0.42) 9.67
3/31/23
10.09 0.41 (0.61) (0.20) (0.35) — (0.35) 9.54
3/31/22
10.33 0.34 (0.24) 0.10 (0.34) — (0.34) 10.09
3/31/21
9.75 0.39 0.58 0.97 (0.39) — (0.39) 10.33
3/31/20
10.36 0.39 (0.61) (0.22) (0.39) — (0.39) 9.75
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
5 .82% $ 982,788 1 .07% 0 .81% 1 .06% 0 .80% 4 .12% 31%
( 2 .07 ) 1,150,158 0 .92 0 .77 0 .92 0 .77 4 .03 53
0 .62 1,351,901 0 .77 0 .75 0 .77 0 .75 3 .05 38
9 .55 1,042,073 0 .81 0 .77 0 .81 0 .77 3 .74 30
( 2 .10 ) 1,144,854 0 .81 0 .76 0 .81 0 .76 3 .50 26
4 .95 93,636 1 .87 1 .61 1 .86 1 .60 3 .30 31
( 2 .86 ) 129,289 1 .72 1 .57 1 .72 1 .57 3 .23 53
( 0 .18 ) 153,569 1 .57 1 .55 1 .57 1 .55 2 .26 38
8 .73 146,478 1 .61 1 .57 1 .61 1 .57 2 .94 30
( 2 .97 ) 171,066 1 .61 1 .56 1 .61 1 .56 2 .71 26
6 .01 3,029,714 0 .87 0 .61 0 .86 0 .60 4 .28 31
( 1 .85 ) 4,002,802 0 .72 0 .57 0 .72 0 .57 4 .21 53
0 .83 5,059,951 0 .57 0 .55 0 .57 0 .55 3 .24 38
9 .72 3,518,001 0 .61 0 .57 0 .61 0 .57 3 .93 30
( 1 .93 ) 3,749,380 0 .61 0 .56 0 .61 0 .56 3 .70 26

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Strategic Municipal Opportunities
Class
A
3/31/24
$ 9.81 $ 0.38 $ 0.19 $ 0.57 $ (0.38) $ — $ (0.38) $ 10.00
3/31/23
10.74 0.34 (0.88) (0.54) (0.30) (0.09) (0.39) 9.81
3/31/22
11.55 0.27 (0.61) (0.34) (0.28) (0.19) (0.47) 10.74
3/31/21
10.68 0.29 0.89 1.18 (0.28) (0.03) (0.31) 11.55
3/31/20
10.83 0.26 (0.07) 0.19 (0.29) (0.05) (0.34) 10.68
Class
C
3/31/24
9.80 0.30 0.19 0.49 (0.30) — (0.30) 9.99
3/31/23
10.74 0.26 (0.89) (0.63) (0.22) (0.09) (0.31) 9.80
3/31/22
11.54 0.18 (0.61) (0.43) (0.18) (0.19) (0.37) 10.74
3/31/21
10.67 0.20 0.89 1.09 (0.19) (0.03) (0.22) 11.54
3/31/20
10.82 0.17 (0.07) 0.10 (0.20) (0.05) (0.25) 10.67
Class
I
3/31/24
9.81 0.40 0.18 0.58 (0.39) — (0.39) 10.00
3/31/23
10.75 0.36 (0.89) (0.53) (0.32) (0.09) (0.41) 9.81
3/31/22
11.56 0.29 (0.61) (0.32) (0.30) (0.19) (0.49) 10.75
3/31/21
10.69 0.31 0.89 1.20 (0.30) (0.03) (0.33) 11.56
3/31/20
10.84 0.28 (0.07) 0.21 (0.31) (0.05) (0.36) 10.69
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
5 .95% $ 203,024 0 .81% 0 .79% 0 .81% 0 .79% 3 .89% 97%
( 4 .94 ) 210,260 0 .83 0 .79 0 .83 0 .79 3 .43 63
( 3 .20 ) 235,489 0 .78 0 .76 0 .78 0 .76 2 .32 80
11 .13 218,844 0 .80 0 .78 0 .80 0 .78 2 .58 52
1 .65 147,502 0 .83 0 .81 0 .81 0 .79 2 .33 62
5 .10 26,150 1 .61 1 .59 1 .61 1 .59 3 .08 97
( 5 .70 ) 30,733 1 .63 1 .59 1 .63 1 .59 2 .64 63
( 4 .00 ) 32,846 1 .58 1 .56 1 .58 1 .56 1 .52 80
10 .26 32,753 1 .60 1 .58 1 .60 1 .58 1 .79 52
0 .86 20,752 1 .63 1 .61 1 .61 1 .59 1 .53 62
6 .14 803,285 0 .61 0 .59 0 .61 0 .59 4 .08 97
( 4 .81 ) 876,498 0 .62 0 .58 0 .62 0 .58 3 .60 63
( 3 .00 ) 1,192,377 0 .58 0 .56 0 .58 0 .56 2 .52 80
11 .35 988,085 0 .60 0 .58 0 .60 0 .58 2 .79 52
1 .87 528,224 0 .63 0 .61 0 .61 0 .59 2 .53 62

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Municipal Trust (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen High Yield Municipal Bond Fund (“High Yield”),
Nuveen Short Duration High Yield Fund (“Short Duration High Yield”) and Nuveen Strategic Municipal Opportunities Fund (“Strategic Municipal
Opportunities”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.
Current Fiscal Period:
The end of the reporting period for the Funds is March 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended March 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $500,000 or more for
High Yield and $250,000 or more for Short Duration High Yield and Strategic Municipal Opportunities are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% for High Yield and Strategic Municipal Opportunities
and 0.70% for Short Duration High Yield if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
High Yield
$ 169,676
Short Duration High Yield
5,944
Strategic Municipal Opportunities
29,627

Notes to Financial Statements
(continued)
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK”) interest and paydown gains and
losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 18,790,936,105 $ 16,387,573 $ 18,807,323,678
Common Stocks 1,322,497 29,337,440 1,232,791,386 1,263,451,323
Corporate Bonds – 15,401,484 10,438,002 25,839,486
Variable Rate Senior Loan Interests – 347,170 874,302 1,221,472
Short-Term Investments:
Repurchase Agreements – 651,200,000 – 651,200,000
Investments in Derivatives:
Credit Default Swaps* – – 3,058,391 3,058,391
Unfunded Commitments** – – 84,765,482 84,765,482
Total $ 1,322,497 $ 19,487,222,199 $ 1,348,315,136 $ 20,836,859,832
Short Duration High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 3,895,137,817 $ 2,194,882 $ 3,897,332,699
Common Stocks – 2,195,600 313,954,284 316,149,884
Corporate Bonds – 7,216,642 – 7,216,642
Variable Rate Senior Loan Interests – – 131,970 131,970
Investments in Derivatives:
Futures Contracts* (1,613,286) – – (1,613,286)
Unfunded Commitments** – – 14,971,682 14,971,682
Total $ (1,613,286) $ 3,904,550,059 $ 331,252,818 $ 4,234,189,591
Strategic Municipal Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 937,369,826 $ 56,584 $ 937,426,410
U.S. Government and Agency Obligations – 59,413,594 – 59,413,594
Common Stocks – 285,736 20,918,839 21,204,575
Corporate Bonds – 6,734,968 479,467 7,214,435
Variable Rate Senior Loan Interests – – 24,744 24,744
Short-Term Investments:
Municipal Bonds – 7,000,000 – 7,000,000
Unfunded Commitments** – – 1,241,402 1,241,402
Total $ – $ 1,010,804,124 $ 22,721,036 $ 1,033,525,160
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.
** Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.

Notes to Financial Statements
(continued)
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
High Yield
Level 3
Municipal
Bonds
Corporate
Bonds
Variable Rate
Senior Loan
Interests Common Stocks
Credit Default
Swaps
Unfunded
Commitments
Balance at the beginning of period $17,189,540 $21,094,708 $9,901,983 $- $4,436,518 $-
Gains (losses):
Net realized gains (losses) (161,206,451) (125,401) (6,965,994) - - -
Change in net unrealized
appreciation (depreciation) 143,791,473 248,169 (5,945,525) - (1,378,127) 84,765,482
Purchases at cost - - 10,624,104 - - -
Sales at proceeds (230,331) (10,818,676) (6,740,266) - - -
Net discounts (premiums) 916,989 39,202 - - - -
Transfers into 15,926,353 - - 1,232,791,386 - -
Transfers (out of) - - - - - -
Balance at the end of period $16,387,573 $10,438,002 $874,302 $1,232,791,386 $3,058,391 $ 84,765,482
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $(177,793,090) $247,906 $(5,945,525) $(261,626,304) $(900,556) $84,765,482
Short Duration High Yield
Level 3
Municipal
Bonds
Variable Rate
Senior Loan
Interests Common Stocks
Unfunded
Commitments
Balance at the beginning of period $2,799,534 $1,400,382 $- $-
Gains (losses):
Net realized gains (losses) (25,628,729) (1,088,408) - -
Change in net unrealized appreciation (depreciation) 22,908,160 (897,438) - 14,971,682
Purchases at cost - 1,600,000 - -
Sales at proceeds (75,522) (882,566) - -
Net discounts (premiums) 143,253 - - -
Transfers into 2,048,186 - 313,954,284 -
Transfers (out of) - - - -
Balance at the end of period $2,194,882 $131,970 $313,954,284 $ 14,971,682
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(26,078,051) $(897,438) $(66,631,282) $ 14,971,682
Strategic Municipal Opportunities
Level 3
Municipal
Bonds
Corporate
Bonds
Variable Rate
Senior Loan
Interests Common Stocks
Unfunded
Commitments
Balance at the beginning of period $140,629 $494,711 $140,038 $- $-
Gains (losses):
Net realized gains (losses) (1,058,416) - (108,886) - -
Change in net unrealized appreciation
(depreciation) 918,229 11,388 (168,270) - 1,241,402
Purchases at cost - - 300,000 - -
Sales at proceeds (2,649) (26,632) (138,138) - -
Net discounts (premiums) 7,611 - - - -
Transfers into 51,180 - - 20,918,839 -
Transfers (out of) - - - - -
Balance at the end of period $56,584 $479,467 $24,744 $20,918,839 $ 1,241,402
Change in net unrealized appreciation (depreciation)
during the period of Level 3 securities held as of period
end $(2,366,135) $11,388 $(168,270) $(4,439,502) $ 1,241,402

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
High Yield Municipal Bonds $16,387,573 Expected Recovery Recovery Proceeds 100.00% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 15.097% N/A
Corporate Bonds 10,438,002 Comparable Security Yield Spread 4.375% N/A
Variable Rate
Senior Loan
Interests
874,302 Probability Weighted Expected
Recovery
Recovery Proceeds 12.82% N/A
Common Stocks 1,232,791,386 Purchase Cost Cost $150 N/A
Enterprise Value EBITDA Multiples $9.25-$11.25 N/A
Credit Default
Swaps*
3,058,391 Third Party Vendor Yield Spread 0.41%-2.02% 1.031%
Unfunded
Commitments
84,765,482 Comparable Security Yield Spread 5.63%-5.87% 5.83%
Total $1,348,315,136
* Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Short Duration High
Yield
Municipal Bonds $2,194,882 Expected Recovery Recovery Proceeds 100.00% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 15.097% N/A
Variable Rate
Senior Loan
Interests
131,970 Probability Weighted Expected
Recovery
Recovery Proceeds 12.82% N/A
Common Stocks 313,954,284 Purchase Cost Cost $150 N/A
Enterprise Value EBITDA Multiples $9.25-$11.25 N/A
Unfunded
Commitments
14,971,682 Comparable Security Yield Spread 5.63%-5.87% 5.83%
Total $331,252,818
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Strategic Municipals
Opportunities
Municipal Bonds $56,584 Expected Recovery Recovery Proceeds 100.00% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 15.097% N/A
Corporate Bonds 479,467 Comparable Security Yield Spread 4.375% N/A
Variable Rate
Senior Loan
Interests
24,744 Probability Weighted Expected
Recovery
Recovery Proceeds 12.82% N/A
Common Stocks 20,918,839 Purchase Cost Cost $150 N/A
Enterprise Value EBITDA Multiples $9.25-$11.25 N/A
Unfunded
Commitments
1,241,402 Comparable Security Yield Spread 5.63%-5.87% 5.83%
Total $22,721,036
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
High Yield
Municipal Bonds $- $- $- $(15,926,353) $15,926,353 $-
Common Stocks - - - (1,232,791,386) 1,232,791,386 -
Short Duration High Yield
Municipal Bonds $- $- $- $(2,048,186) $2,048,186 $-
Common Stocks - - - (313,954,284) 313,954,284 -
Strategic Municipal Opportunities

Notes to Financial Statements
(continued)
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Municipal Bonds $- $- $- $(51,180) $51,180 $-
Common Stocks - - - (20,918,839) 20,918,839 -
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 5,019,695,000 $ 80,435,000 $ 5,100,130,000
Short Duration High Yield
209,700,000 39,750,000 249,450,000
Strategic Municipal Opportunities
8,110,000 — 8,110,000

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in
certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payment"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse
Trusts” on the Statement of Assets and Liabilities. During the current fiscal period High Yield made Shortfall Payments in the amount of $9,039,230, which are recognized as a component of "Net realized gain (loss) from investments" on the Statement of Operations. Short Duration High Yield and
Strategic Municipal Opportunities did not make shortfall Payments during the current reporting period.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
High Yield and Short Duration High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, each Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent
(the “Agent”).
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
High Yield
$ 5,468,261,776 3.95%
Short Duration High Yield
241,727,288 3.96
Strategic Municipal Opportunities
2,736,137 3.90
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 5,019,695,000 $ 80,435,000 $ 5,100,130,000
Short Duration High Yield
209,700,000 39,750,000 249,450,000
Strategic Municipal Opportunities
8,110,000 — 8,110,000
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
High Yield Fixed Income Clearing Corporation $  651,200,000 $  664,224,006

Notes to Financial Statements
(continued)
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities. The Fund has invested in an unfunded commitment, in which, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the
Fund’s maximum amount of loss is the unrealized appreciation of the unsettled transaction. Any unrealized appreciation (depreciation) for an unfunded commitment is separately presented on the Statements of Assets and Liabilities. An unfunded commitment is priced at its fair market value and any unrealized appreciation (depreciation) is serparately presented on the Statement of Asset and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Credit Default Swap Contracts:
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current period, High Yield used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a
Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered)
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
High Yield
$ 6,017,021,884 $ — $ 9,609,128,551 $ —
Short Duration High Yield
1,465,433,092 — 2,802,338,534 —
Strategic Municipal Opportunities
894,940,625 99,333,664 954,145,332 85,445,553
Fund Asset Class
Principal
Amount Value
Unrealized
Appreciation
(Depreciation)
High Yield Unfunded Commitments $606,021,867 $84,765,482 $84,765,482
Short Duration High Yield Unfunded Commitments 106,443,790 14,971,682 14,971,682
Strategic Municipal Opportunities Unfunded Commitments 8,837,133 1,241,402 1,241,402

and the notional amount delivered (received) is recorded as a realized gain or loss. Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable.
Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.
For over-the-counter ("OTC") swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps”
on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for
OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities.
Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
Futures Contracts
:
During the current fiscal period, High Yield and Short Duration High Yield managed the duration of their respective portfolios by shorting interest rate futures contracts. High Yield did not hold any open futures contracts at the end of the current fiscal period.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Fund
Average Notional Amount of Credit Default
Swaps Contracts Outstanding
*
High Yield $ 108,000,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Gross Amounts Not Offset on
the Statement of Assets and
Liabilities
Fund Counterparty
Gross
Unrealized
Appreciation
Credit Default
Swaps**
Gross
Unrealized
(Depreciation)
Credit Default
Swaps**
Net Unrealized
Appreciation
(Depreciation) on
Credit Default
Swaps
Credit Default
Swaps
Premium
Paid
(Received)
Financial
Instruments***
Collateral
Pledged
to (from)
Counterparty Net Exposure
High Yield
Citigroup Global
Markets Inc. $ 3,058,391 $-   $ 3,058,391 $(3,367,608) $-   $500,000 $190,783
**       Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
***   Represents inverse floating rate securities available to offset.

Notes to Financial Statements
(continued)
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Mk
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
High Yield $ 378,241,026
Short Duration High Yield 587,442,219
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
High Yield
Credit Default Swaps - OTC
Uncleared
Credit Unrealized appreciation on
swap contracts
*
$ 3,058,391 - $ –
1 1 1 1 1 1 1 1
Short Duration High Yield
Futures Contracts Interest rate - – Unrealized depreciation on futures contracts
**
(1,613,286)
1 1 1 1 1 1 1 1
* Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.
** The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
High Yield
Futures contracts Interest rate $ (17,740,975) $ 42,130,580
Swap contracts Credit 2,818,245 (1,378,127)
Short Duration High Yield
Futures contracts Interest rate 6,234,144 21,768,536

Year Ended
3/31/24
Year Ended
3/31/23
High Yield Shares Amount Shares Amount
Subscriptions:
Class A 105,268,030 $1,542,876,564 152,661,577 $2,347,396,944
Class A - automatic conversion of Class C 40,232 598,623 41,469 636,089
Class C 7,600,772 111,526,295 9,449,124 144,661,997
Class R6 11,617,239 167,853,813 88,024,220 1,343,123,248
Class I 280,522,915 4,088,763,456 517,229,383 7,968,438,224
Total subscriptions 405,049,188 5,911,618,751 767,405,773 11,804,256,502
Reinvestments of distributions:
Class A 21,270,930 310,563,882 20,447,786 312,618,689
Class C 2,433,438 35,499,755 2,774,545 42,432,169
Class R6 168,654 2,461,545 192,087 2,941,101
Class I 27,070,097 395,494,291 27,508,613 420,902,239
Total reinvestments of distributions 50,943,119 744,019,473 50,923,031 778,894,198
Redemptions:
Class A (137,093,668) (1,992,412,568) (174,602,268) (2,675,043,495)
Class C (20,814,494) (303,452,303) (27,974,902) (429,926,185)
Class C - automatic conversion to Class A (40,276) (598,623) (41,503) (636,089)
Class R6 (42,800,717) (622,443,324) (76,984,379) (1,174,228,698)
Class I (383,073,978) (5,541,838,264) (602,114,278) (9,215,447,519)
Total redemptions (583,823,133) (8,460,745,082) (881,717,330) (13,495,281,986)
Net increase (decrease) (127,830,826) $(1,805,106,858) (63,388,526) $(912,131,286)
Year Ended
3/31/24
Year Ended
3/31/23
Short Duration High Yield Shares Amount Shares Amount
Subscriptions:
Class A 40,864,861 $383,880,313 80,469,080 $776,620,371
Class A - automatic conversion of Class C 17,158 162,777 2,843 27,646
Class C 1,738,363 16,309,800 5,175,255 49,874,700
Class I 162,361,861 1,524,693,907 373,395,487 3,609,128,598
Total subscriptions 204,982,243 1,925,046,797 459,042,665 4,435,651,315
Reinvestments of distributions:
Class A 4,213,213 39,633,898 3,900,768 37,493,070
Class C 348,124 3,277,170 334,101 3,213,402
Class I 13,560,052 127,734,969 14,850,791 143,005,021
Total reinvestments of distributions 18,121,389 170,646,037 19,085,660 183,711,493
Redemptions:
Class A (64,051,831) (600,797,380) (97,897,971) (939,319,895)
Class C (5,944,362) (55,959,726) (7,177,843) (69,141,061)
Class C - automatic conversion to Class A (17,140) (162,777) (2,840) (27,646)
Class I (282,230,844) (2,639,434,597) (470,302,742) (4,532,580,741)
Total redemptions (352,244,177) (3,296,354,480) (575,381,396) (5,541,069,343)
Net increase (decrease) (129,140,545) $(1,200,661,646) (97,253,071) $(921,706,535)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to adjustments related to PREPA bonds, paydowns, taxable market discount, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
3/31/24
Year Ended
3/31/23
Strategic Municipal Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 6,219,659 $60,197,122 13,380,390 $133,202,289
Class C 452,923 4,386,234 1,432,846 14,193,639
Class I 42,545,367 411,464,441 92,870,995 926,632,370
Total subscriptions 49,217,949 476,047,797 107,684,231 1,074,028,298
Reinvestments of distributions:
Class A 799,875 7,765,729 882,415 8,699,174
Class C 86,911 843,285 96,409 948,991
Class I 3,138,707 30,472,364 3,807,993 37,606,200
Total reinvestments of distributions 4,025,493 39,081,378 4,786,817 47,254,365
Redemptions:
Class A (8,149,293) (78,778,986) (14,743,094) (145,899,395)
Class C (1,058,220) (10,237,549) (1,452,928) (14,398,440)
Class I (54,710,023) (527,518,960) (118,249,089) (1,175,433,383)
Total redemptions (63,917,536) (616,535,495) (134,445,111) (1,335,731,218)
Net increase (decrease) (10,674,094) $(101,406,320) (21,974,063) $(214,448,555)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
High Yield
$ 16,171,333,659 $ 1,416,055,650 $ (1,772,487,027) $ (356,431,377)
Short Duration High Yield
4,143,275,458 279,520,780 (398,306,649) (118,785,869)
Strategic Municipal Opportunities
1,026,450,212 39,132,940 (40,167,992) (1,035,052)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
High Yield
$ — $ — $ — $ (356,431,377) $ (2,618,848,945) $ — $ (68,838,273) $ (3,044,118,595)
Short Duration
High Yield
34,315,229 2,842,969 — (118,785,869) (466,012,613) — (15,096,915) (562,737,199)
Strategic
Municipal
Opportunities
5,462,061 761,152 — (1,035,052) (168,636,961) — (3,537,157) (166,985,957)

The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2024 through March 31, 2024 and paid on April 1, 2024.
3/31/24 3/31/23
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
High Yield
$ 799,330,605 $ 55,605,107 $ — $ 45,524,719 $ 932,212,724 $ 53,786,330 $ — $ —
Short Duration High
Yield
191,117,435 8,912,889 — — 207,045,783 11,018,009 — —
Strategic Municipal
Opportunities
38,523,910 3,205,060 — — 34,894,161 4,003,466 10,781,934 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
High Yield
$ 1,458,372,479 $ 1,160,476,466 $ 2,618,848,945
Short Duration High Yield
322,277,905 143,734,708 466,012,613
Strategic Municipal Opportunities
73,857,111 94,779,850 168,636,961
Average Daily Net Assets High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
For the first $125 million 0.4000% 0.4000% 0.3500%
For the next $125 million 0.3875 0.3875 0.3375
For the next $250 million 0.3750 0.3750 0.3250
For the next $500 million 0.3625 0.3625 0.3125
For the next $1 billion 0.3500 0.3500 0.3000
For the next $3 billion - - 0.2750
For the next $5 billion - - 0.2500
For the next $10 billion - - 0.2375
For the next $8 billion 0.3250 0.3250
-
For the next $5 billion 0.3125 0.3125
-
For the next $5 billion 0.3000 0.3000
-
For net assets over $20 billion 0.2875 0.2875
-

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of March 31, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitations expiring July 31, 2025, may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an,  “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
High Yield
0 .1600%
Short Duration High Yield
0 .1600%
Strategic Municipal Opportunities
0 .1600%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Short Duration High Yield 0.65% July 31, 2025
Strategic Municipal Opportunities 0.64% July 31, 2025

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitment and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments, other than those disclosed in the Notes to Financial Statements, when applicable.
Fund
Purchases Sales
Realized
Gain (Loss)
High Yield
$ 64,741,190 $ 102,618,363 $ (20,549,902)
Short Duration High Yield
30,207,055 31,614,200 (4,991,396)
Strategic Municipal Opportunities
7,910,447 7,763,905 (630,562)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
High Yield
$ 7,326,162 $ 6,878,614
Short Duration High Yield
671,114 652,940
Strategic Municipal Opportunities
238,399 229,862
Fund
Commission
Advances
(Unaudited)
High Yield
$ 5,241,427
Short Duration High Yield
638,828
Strategic Municipal Opportunities
218,766
Fund
12b-1 Fees
Retained
(Unaudited)
High Yield
$ 1,091,745
Short Duration High Yield
91,568
Strategic Municipal Opportunities
40,356
Fund
CDSC
Retained
(Unaudited)
High Yield
$ 544,300
Short Duration High Yield
119,577
Strategic Municipal Opportunities
30,428

Notes to Financial Statements
(continued)
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds" rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
11. Subsequent Events
Management Fees:
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee listed within this report plus 0.1600%. The overall complex-level fee schedule is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by
Fund
Maximum
Outstanding
Balance
High Yield
$ —
Short Duration High Yield
170,835,270
Strategic Municipal Opportunities
21,100,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
High Yield
— $ — — %
Short Duration High Yield
221 44,848,401 6.43
Strategic Municipal Opportunities
19 10,326,316 6.52
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from  net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
High Yield $ —
Short Duration High Yield —
Strategic Municipal Opportunities —

Shareholder Meeting Report
(Unaudited)

The special meeting of shareholders was held on November 20, 2023, for Nuveen Municipal Trust; at this meeting, the shareholders were asked to elect Board members.
Nuveen Municipal
Trust
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 2,898,392,269
Withhold 47,827,814
Total 2,946,220,083
Michael A. Forrester
For 2,899,544,496
Withhold 46,675,587
Total 2,946,220,083
Thomas J. Kenny
For 2,899,700,566
Withhold 46,519,517
Total 2,946,220,083
Amy B.R. Lancellotta
For 2,899,476,413
Withhold 46,743,670
Total 2,946,220,083
Joanne T. Medero
For 2,898,449,374
Withhold 47,770,709
Total 2,946,220,083
Albin F. Moschner
For 2,897,151,854
Withhold 49,068,229
Total 2,946,220,083
John K. Nelson
For 2,895,363,880
Withhold 50,856,203
Total 2,946,220,083
Loren M. Starr
For 2,900,467,238
Withhold 45,752,845
Total 2,946,220,083
Matthew Thornton III
For 2,899,149,813
Withhold 47,070,270
Total 2,946,220,083
Terence J. Toth
For 2,889,997,585
Withhold 56,222,498
Total 2,946,220,083
Margaret L. Wolff
For 2,898,761,318
Withhold 47,458,765
Total 2,946,220,083
Robert L. Young
For 2,900,344,798
Withhold 45,875,285
Total 2,946,220,083

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution (SS&C GICS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Corporate-Backed Municipal Bond:
A municipal bond issued by a state or local government agency and backed by a corporate entity.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Industrial Development Revenue Bond (IDR):
A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre- Refundings :
Pre-Refunded Bond/Pre-Refundings, also known as advance refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.

Glossary of Terms Users in the Report
(Unaudited) (continued)

Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
(“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the “Board”)
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, Nuveen Strategic Municipal
Opportunities Fund determined that it would hold a minimum of 5% of its assets in highly liquid investments, and it maintained at least that amount during the Review Period. Similarly during the Review Period, Nuveen High Yield Municipal Bond Fund and Nuveen Short Duration High Yield
Municipal Bond Fund both determined that they would hold a minimum of 25% of its assets in highly liquid investments, and they maintained at least that amount during the Review Period.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. The
Nuveen High Yield Municipal Bond Fund exceeded this 15% limit for the periods between January 3, 2023 and January 6, 2023; February 24, 2023
and March 6, 2023; October 11, 2023 and November 9, 2023; November 10, 2023 and November 17, 2023; and December 15, 2023 and January 5,
2024 (the “NHYF Exceedance”), and the Nuveen Short Duration High Yield Municipal Bond Fund exceeded this 15% limit for the periods between
October 25, 2023 and March 4, 2024 (the “NSDHYF Exceedance”). During these periods, each Fund made the required filings with the SEC, and reported to the Board frequently regarding the plan to bring each Fund below the 15% limit, which the Board assessed at the required intervals. The circumstances surrounding the NHYF Exceedance and NSDHYF Exceedance are described more fully in the section of this Report entitled “Portfolio
Managers’ Comments.” Management believes that the Program operated effectively to identify the NHYF Exceedance and NSDHYF Exceedance in the first instance and to ultimately help bring each Fund back below the required 15% limit. During the Review Period, the Nuveen Strategic
Municipal Opportunities Fund did not exceed the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen High Yield Municipal Bond Fund (the “High Yield Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and first quartile for the five-year period ended
December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended March 31, 2023, the Fund outperformed its benchmark for the three-year period ended March 31, 2023 and ranked in the third quartile of its
Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2023. On the basis of the

Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Short Duration High Yield Municipal Bond Fund (the “Short Duration Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the first quartile of its Performance Peer Group for such periods. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Strategic Municipal Opportunities Fund (the “Strategic Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2022, the Fund outperformed its benchmark for the five-
year period ended December 31, 2022. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2022, the Fund ranked in the second quartile for the three-year period and first quartile for the five-year period ended
December 31, 2022. Further, although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2023, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2023. In its review, the Board recognized that the
Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the High Yield Fund had a net management fee and a net total expense ratio that were below the respective peer averages; and (b) the Short Duration Fund and the Strategic Fund each had a net management fee that was in line with the respective peer average and a net total expense ratio that was below the respective peer average.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021), including the temporary expense caps applicable to the Short Duration Fund and the Strategic Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/Trustees of the Funds. The number of Directors/Trustees of the Funds is currently set at twelve. None of the Directors/Trustees who are not “interested” persons of the Funds (referred to herein as “Independent Directors/Trustees”) has ever been a Directors/Trustees or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Directors/Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Directors/Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Co-Chair and
Director/Trustee
2008 Formerly, a Co–Founding Partner, Promus Capital (investment advisory firm) (2008–2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012–2021); Chair and Member of the Board of Directors (since 2021), Kehrein Center for the Arts
(philanthropy); Member of the Board of Directors (since 2008),
Catalyst Schools of Chicago (philanthropy); Member of the Board of Directors (since 2012), formerly, Investment Committee Chair
(2017–2022), Mather Foundation Board (philanthropy); formerly,
Member (2005–2016), Chicago Fellowship Board (philanthropy);
formerly, Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010–2019); formerly,
Director, LogicMark LLC (health services) (2012–2016); formerly,
Director, Legal & General Investment Management America, Inc.
(asset management) (2008–2013); formerly, CEO and President,
Northern Trust Global Investments (financial services) (2004–2007);
Executive Vice President, Quantitative Management & Securities
Lending (2000–2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005–2007), Northern Trust
Global Investments Board (2004–2007), Northern Trust Japan
Board (2004–2007), Northern Trust Securities Inc. Board (2003–
2007) and Northern Trust Hong Kong Board (1997–2004).
216
Joseph A. Boateng
1963
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Chief Investment Officer, Casey Family Programs (since 2007);
formerly, Director of U.S. Pension Plans, Johnson & Johnson
(2002–2006); Board Member, Lumina Foundation (since 2019)
and Waterside School (since 2021); Board Member (2012–2019)
and Emeritus Board Member (since 2020), Year-Up Puget Sound;
Investment Advisory Committee Member and Former Chair (since
2007), Seattle City Employees’ Retirement System; Investment
Committee Member (since 2019), The Seattle Foundation; Trustee
(2018–2023), the College Retirement Equities Fund; Manager
(2019–2023), TIAA Separate Account VA-1.
210
Michael A. Forrester
1967
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Formerly, Chief Executive Officer (2014–2021) and Chief Operating
Officer (2007–2014), Copper Rock Capital Partners, LLC; Trustee,
Dexter Southfield School (since 2019); Member (since 2020),
Governing Council of the Independent Directors Council (IDC);
Trustee, the College Retirement Equities Fund and Manager, TIAA
Separate Account VA-1 (2007–2023).
210

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Thomas J. Kenny
1963
730 Third Avenue
New York, NY 10017
Co-Chair and
Director/Trustee
2024 Formerly, Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global Cash
and Fixed Income Portfolio Management Team (2002–2010),
Goldman Sachs Asset Management; Director (since 2015) and
Chair of the Finance and Investment Committee (since 2018),
Aflac Incorporated; Director (since 2018), ParentSquare; formerly,
Director (2021–2022) and Finance Committee Chair (2016–2022),
Sansum Clinic; formerly, Advisory Board Member (2017–2019),
B’Box; formerly, Member (2011–2012), the University of California at Santa Barbara Arts and Lectures Advisory Council; formerly,
Investment Committee Member (2012–2020), Cottage Health
System; formerly, Board member (2009–2019) and President of the
Board (2014–2018), Crane Country Day School; Trustee (2011–
2023) and Chairman (2017–2023), the College Retirement Equities
Fund; Manager (2011–2023) and Chairman (2017–2023), TIAA
Separate Account VA-1.
216
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, IDC (supports the fund independent director community and is part of the Investment Company
Institute (ICI), which represents regulated investment companies)
(2006-2019); formerly, various positions with ICI (1989-2006);
President (since 2023) and Member (since 2020) of the Board of
Directors, Jewish Coalition Against Domestic Abuse (JCADA).
216
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
216
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
216

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2013 Formerly, Member of Board of Directors of Core12 LLC (2008–
2023) (private firm which develops branding, marketing and
communications strategies for clients); formerly, Member of The
President’s Council of Fordham University (2010-2019); formerly,
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
formerly, Trustee and Chairman of the Board of Trustees of Marian
University (2011-2013); formerly Chief Executive Officer of ABN
AMRO Bank N.V., North America, and Global Head of the Financial
Markets Division (2007-2008), with various executive leadership roles in ABN AMRO Bank N.V. between 1996 and 2007.
216
Loren M. Starr
1961
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Independent Consultant/Advisor (since 2021); formerly, Vice Chair,
Senior Managing Director (2020–2021), Chief Financial Officer,
Senior Managing Director (2005–2020), Invesco Ltd.; Director
(since 2023) and Audit Committee member (since 2024), AMG;
formerly, Chair and Member of the Board of Directors (2014–2021),
Georgia Leadership Institute for School Improvement (GLISI);
formerly, Chair and Member of the Board of Trustees (2014–2018),
Georgia Council on Economic Education (GCEE); Trustee, the
College Retirement Equities Fund and Manager, TIAA Separate
Account VA-1 (2022–2023).
215
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
216
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member of the Board of
Trustees (since 2004) formerly, Chair (2015-2022) of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
216
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
216

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2021 Head of Public Product Strategy & Development, Global Wealth, of Nuveen;
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen; formerly, Vice President
(2014-2022), Chief Compliance Officer and Anti-Money Laundering Compliance
Officer (2017-2022) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Managing Director and Associate General Counsel of
Nuveen; Managing Director Assistant Secretary and Associate General Counsel
of Nuveen Asset Management, LLC; has held various positions with Nuveen since
2013; Managing Director, Associate General Counsel and Assistant Secretary of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC.
Jeremy D. Franklin
1983
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2024 Managing Director and Assistant Secretary, Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary, Nuveen
Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel, Teachers
Insurance and Annuity Association of America; Vice President and Assistant
Secretary, TIAA-CREF Funds and TIAA-CREF Life Funds; Vice President, Associate
General Counsel, and Assistant Secretary, TIAA Separate Account VA-1 and
College Retirement Equities Fund.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice
President, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director of Nuveen; Senior Managing Director of Nuveen Fund
Advisors, LLC; has previously held various positions with Nuveen; Chartered
Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen; Vice President,
Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and
TIAA-CREF Investment Management, LLC; formerly Corporate Counsel of Franklin
Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2016 Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Senior Managing Director and Head of Investment Oversight of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial Risk
Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director, General Counsel and Secretary of Nuveen Fund Advisors,
LLC; Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC; Managing Director and Assistant Secretary
of TIAA SMA Strategies LLC; Managing Director, Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds, Teachers Insurance and
Annuity Association of America, Teacher Advisors LLC, TIAA-CREF Investment
Management, LLC and Nuveen Alternative Advisors LLC; has previously  held various positions with Nuveen/TIAA.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Executive Vice President, Secretary and General Counsel of Nuveen Investments,
Inc.; Executive Vice President and Assistant Secretary of Nuveen Securities,
LLC and Nuveen Fund Advisors, LLC; Executive Vice President and Secretary of
Nuveen Asset Management, LLC; Executive Vice President, General Counsel and
Secretary of Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and
Nuveen Alternative Investments, LLC; Executive Vice President, Associate General
Counsel and Assistant Secretary of TIAA-CREF Funds and TIAA-CREF Life Funds;
has previously held various positions with Nuveen; Vice President and Secretary of Winslow Capital Management, LLC; formerly, Vice President (2007-2021) and
Secretary (2016-2021) of NWQ Investment Management Company, LLC and Santa
Barbara Asset Management, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration of Nuveen,
TIAA-CREF Funds, TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the
CREF Accounts; Managing Director of Nuveen Fund Advisors, LLC, Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC; has previously held various positions with TIAA.
James Nelson III
1976
730 Third Avenue
New York, NY 10017
Vice President 2024 Senior Managing Director, Global Head of Product, Publics, Nuveen; formerly,
Head of North American Product Management & Pricing, Invesco (2018-2023).
Mary Beth Ramsay
1965
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President 2024 Chief Risk Officer, Nuveen and TIAA Financial Risk; Head of Nuveen Risk
& Compliance; Executive Vice President, Teachers Insurance and Annuity
Association of America; Executive Vice President, Risk, TIAA Separate Account
VA-1 and the College Retirement Equities Fund; formerly, Senior Vice President,
Head of Sales and Client Solutions (2019-2022) and U.S. Chief Pricing Actuary
(2016-2019), SCOR Global Life Americas; Member of the Board of Directors of
Society of Actuaries.
Briton Ryan
1978
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Chief
Administrative
Officer
2024 Managing Director, Head, Product-Capital Markets, Nuveen (since 2016).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director of Nuveen.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen;
Senior Managing Director of Nuveen Fund Advisors, LLC and Nuveen Asset
Management, LLC; Principal Financial Officer, Principal Accounting Officer and
Treasurer of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate
Account VA-1 and the CREF Accounts; has held various positions with TIAA since
2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Vice President, Associate General Counsel and Assistant
Secretary of Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC and Nuveen Asset Management, LLC; Vice President and Associate General
Counsel of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of the
CREF Accounts, TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF
Life Funds; Managing Director, Associate General Counsel and Assistant Secretary
of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director of Nuveen, LLC and of TIAA.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-HYM-0324P 3543975-INV-Y-05/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

	Audit Fees Billed	Audit-Related Fees	Tax Fees Billed	All Other Fees
Fiscal Year Ended March 31, 2024	to Funds [1]	Billed to Funds [2]	to Funds [3]	Billed to Funds [4]

Fund Name
Nuveen All-American Municipal Bond Fund	55,665	0	0	0
Nuveen Limited Term Municipal Bond Fund	40,791	0	0	0
Nuveen High Yield Municipal Bond Fund	110,675	0	500	0
Nuveen Intermediate Duration Municipal Bond Fund	40,791	0	0	0
Nuveen Short Duration High Yield Municipal Bond Fund	66,408	0	500	0
Nuveen Strategic Municipal Opportunities Fund	40,791	0	0	0

Total	$355,121	$0	$1,000	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed	Audit-Related Fees	Tax Fees	All Other Fees
	to Funds	Billed to Funds	Billed to Funds	Billed to Funds
Fund Name
Nuveen All-American Municipal Bond Fund	0%	0%	0%	0%
Nuveen Limited Term Municipal Bond Fund	0%	0%	0%	0%
Nuveen High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen Intermediate Duration Municipal Bond Fund	0%	0%	0%	0%
Nuveen Short Duration High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen Strategic Municipal Opportunities Fund	0%	0%	0%	0%

	Audit Fees Billed	Audit-Related Fees	Tax Fees	All Other Fees
Fiscal Year Ended March 31, 2023	to Funds [1]	Billed to Funds [2]	Billed to Funds [3]	Billed to Funds [4]

Fund Name
Nuveen All-American Municipal Bond Fund	58,603	0	0	0
Nuveen Limited Term Municipal Bond Fund	42,968	0	0	0
Nuveen High Yield Municipal Bond Fund	153,389	0	0	0
Nuveen Intermediate Duration Municipal Bond Fund	42,968	0	0	0
Nuveen Short Duration High Yield Municipal Bond Fund	73,649	0	0	0
Nuveen Strategic Municipal Opportunities Fund	46,207	0	0	0

Total	$417,784	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed	Audit-Related Fees	Tax Fees	All Other Fees
	to Funds	Billed to Funds	Billed to Funds	Billed to Funds
Fund Name
Nuveen All-American Municipal Bond Fund	0%	0%	0%	0%
Nuveen Limited Term Municipal Bond Fund	0%	0%	0%	0%
Nuveen High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen Intermediate Duration Municipal Bond Fund	0%	0%	0%	0%
Nuveen Short Duration High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen Strategic Municipal Opportunities Fund	0%	0%	0%	0%

	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
Fiscal Year Ended March 31, 2024	Service Providers	Service Providers	Service Providers

Nuveen Municipal Trust	$0	$0	$0

Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
	Service Providers	Service Providers	Service Providers
	0%	0%	0%

	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
Fiscal Year Ended March 31, 2023	Service Providers	Service Providers	Service Providers

Nuveen Municipal Trust	$0	$0	$0

Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
	Service Providers	Service Providers	Service Providers
	0%	0%	0%

		Total Non-Audit Fees
		billed to Adviser and
		Affiliated Fund Service	Total Non-Audit Fees
		Providers (engagements	billed to Adviser and
		related directly to the	Affiliated Fund Service
	Total Non-Audit Fees	operations and financial	Providers (all other
Fiscal Year Ended March 31, 2024	Billed to Trust	reporting of the Trust)	engagements)	Total

Fund Name
Nuveen All-American Municipal Bond Fund	0	0	0	0
Nuveen Limited Term Municipal Bond Fund	0	0	0	0
Nuveen High Yield Municipal Bond Fund	500	0	0	500
Nuveen Intermediate Duration Municipal Bond Fund	0	0	0	0
Nuveen Short Duration High Yield Municipal Bond Fund	500	0	0	500
Nuveen Strategic Municipal Opportunities Fund	0	0	0	0

Total	$1,000	$0	$0	$1,000

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

		Total Non-Audit Fees
		billed to Adviser and
		Affiliated Fund Service	Total Non-Audit Fees
		Providers (engagements	billed to Adviser and
		related directly to the	Affiliated Fund Service
	Total Non-Audit Fees	operations and financial	Providers (all other
Fiscal Year Ended March 31, 2023	Billed to Trust	reporting of the Trust)	engagements)	Total

Fund Name
Nuveen All-American Municipal Bond Fund	0	0	0	0
Nuveen Limited Term Municipal Bond Fund	0	0	0	0
Nuveen High Yield Municipal Bond Fund	0	0	0	0
Nuveen Intermediate Duration Municipal Bond Fund	0	0	0	0
Nuveen Short Duration High Yield Municipal Bond Fund	0	0	0	0
Nuveen Strategic Municipal Opportunities Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: June 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: June 4, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: June 4, 2024